UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09645

Columbia Funds Series Trust
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center Minneapolis, MN			55474
(Address of principal executive offices)			(Zip code)

Ryan Larrenaga c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

SEMIANNUAL REPORT

August 31, 2015

COLUMBIA CONVERTIBLE SECURITIES FUND

ABOUT COLUMBIA THREADNEEDLE INVESTMENTS

Columbia Threadneedle Investments is a leading global asset management group that provides a broad range of actively managed investment strategies and solutions for individual, institutional and corporate clients around the world.

With more than 2,000 people, including over 450 investment professionals based in North America, Europe and Asia, we manage $503 billion* of assets across developed and emerging market equities, fixed income, asset allocation solutions and alternatives. We are the 13th largest manager of long-term mutual fund assets in the U.S.** and the 4th largest manager of retail funds in the U.K.***

Our priority is the investment success of our clients. We aim to deliver the investment outcomes they expect through an investment approach that is team-based, performance-driven and risk-aware. Our culture is dynamic and interactive. By sharing our insights across asset classes and geographies, we generate richer perspectives on global, regional and local investment landscapes. The ability to exchange and debate investment ideas in a collaborative environment enriches our teams' investment processes. More importantly, it results in better informed investment decisions for our clients.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

  *  In U.S. dollars as of June 30, 2015. Source: Ameriprise Q2 Earnings Release. Includes all assets managed by entities in the Columbia and Threadneedle groups of companies. Contact us for more current data.

  **  Source: ICI as of June 30, 2015 for Columbia Management Investment Advisers, LLC.

  ***  Source: Investment Association as of June 2015 for Threadneedle Asset Management Limited.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

PRESIDENT'S MESSAGE

Dear Shareholder,

Today's investors are typically focused on outcomes, like living a certain retirement lifestyle, paying for college education or building a legacy. But in today's complex global investment landscape, even simple goals are not easily achieved.

At Columbia Threadneedle Investments, we aspire to help satisfy five core needs of today's investors:

■  Generate an appropriate stream of income in retirement

Traditional approaches to generating income may not provide the diversification benefits they once did, and they may actually introduce unwanted risk in today's market. To seek to improve your potential to live comfortably long term, we endeavor to pursue investments that explore less traveled paths to income.

■  Navigate a changing interest rate environment

Today's uncertain market environment includes the prospect of a rise in interest rates. Blending traditional investments with non-traditional or alternative products may help protect your wealth during periods of volatility. We can help strengthen your portfolio with agile products designed to take on the market's ups and downs.

■  Maximize after-tax returns

In an environment where what you keep may be more important than what you earn, municipal bonds can help mitigate high tax burdens while providing potentially attractive yields. Our state and federal tax-exempt products are aimed at helping investors manage risk, minimize the fluctuation of capital and grow wealth on a more tax-efficient basis.

■  Grow assets to achieve financial goals

We believe that finding and protecting growth comes from a disciplined security selection process designed to create excess return. Our goal is to provide investment solutions built to help you face today's market challenges and grow your assets at each crossroad of your journey.

■  Ease the impact of volatile markets

Despite a bull market run that has benefited many investors over the past several years, it's important to remember the lessons of 2008 and the value that a well-diversified portfolio may provide through times of market volatility. We are here to help you hold onto the savings you have worked tirelessly to amass, and to provide you the best opportunity to maintain your standard of living regardless of market conditions.

Find out today how we can help you confidently invest to realize your dreams. Please visit us at blog.columbiathreadneedleus.com/our-best-ideas to learn more about our unique investment solutions.

The world is constantly changing, but our priority remains the same: to help you secure your finances, meet your goals and achieve success. Thank you for your continued investment with us.

Sincerely,

Christopher O. Petersen
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit columbiathreadneedle.com/us. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2015

COLUMBIA CONVERTIBLE SECURITIES FUND

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiathreadneedle.com/us or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Performance Overview	3
Portfolio Overview	4
Understanding Your Fund's Expenses	5
Portfolio of Investments	6
Statement of Assets and Liabilities	13
Statement of Operations	15
Statement of Changes in Net Assets	16
Financial Highlights	19
Notes to Financial Statements	29
Interim Approval of Investment Management Services Agreement	37
Approval of Investment Management Services Agreement	39
Important Information About This Report	41

Semiannual Report 2015

COLUMBIA CONVERTIBLE SECURITIES FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia Convertible Securities Fund (the Fund) Class A shares returned -4.66% excluding sales charges for the six-month period that ended August 31, 2015.

■  The Fund underperformed its benchmark, the Bank of America Merrill Lynch (BofAML) All Convertibles All Qualities Index, which returned -3.72% during the same time period.

Average Annual Total Returns (%) (for period ended August 31, 2015)

	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class A	09/25/87
Excluding sales charges		-4.66	-3.83	10.64	6.01
Including sales charges		-10.14	-9.38	9.35	5.38
Class B	07/15/98
Excluding sales charges		-5.01	-4.54	9.81	5.21
Including sales charges		-9.61	-9.05	9.53	5.21
Class C	10/21/96
Excluding sales charges		-4.98	-4.52	9.82	5.21
Including sales charges		-5.90	-5.42	9.82	5.21
Class I*	09/27/10	-4.46	-3.41	11.08	6.22
Class R*	11/16/11	-4.79	-4.08	10.32	5.63
Class R4*	11/08/12	-4.51	-3.56	10.81	6.09
Class R5*	11/08/12	-4.51	-3.50	10.87	6.12
Class W*	11/16/11	-4.66	-3.81	10.58	5.89
Class Y*	10/01/14	-4.46	-3.44	10.73	6.05
Class Z	05/21/99	-4.54	-3.53	10.91	6.28
BofAML All Convertibles All Qualities Index		-3.72	-1.94	10.96	7.10

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedle.com/us or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedle.com/us/investment-products/mutual-funds/appended-performance for more information.

The BofAML All Convertibles All Qualities Index measures the performance of U.S. dollar-denominated convertible securities not currently in bankruptcy with a total market value greater than $50 million at issuance.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2015
3

COLUMBIA CONVERTIBLE SECURITIES FUND

PORTFOLIO OVERVIEW

(Unaudited)

Portfolio Management

David King, CFA

Yan Jin

Top Ten Holdings (%) (at August 31, 2015)
Allergan PLC, 5.500%	3.3
Intel Corp. 3.250% 08/01/39	2.3
Fiat Chrysler Automobiles NV, 7.875%	1.9
Microchip Technology, Inc. 1.625% 02/15/25	1.8
Priceline Group, Inc. (The) 1.000% 03/15/18	1.6
Bank of America Corp., 7.250%	1.6
Incyte Corp. 1.250% 11/15/20	1.5
Frontier Communications Corp., 11.125%	1.4
SunEdison, Inc. 2.625% 06/01/23	1.4
Jarden Corp. 1.875% 09/15/18	1.3

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at August 31, 2015)
Common Stocks	1.2
Convertible Bonds	67.6
Convertible Preferred Stocks	28.7
Equity-Linked Notes	0.7
Money Market Funds	1.8
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Semiannual Report 2015
4

COLUMBIA CONVERTIBLE SECURITIES FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

March 1, 2015 – August 31, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	953.40	1,019.76	5.38	5.56	1.09
Class B	1,000.00	1,000.00	949.90	1,015.97	9.07	9.37	1.84
Class C	1,000.00	1,000.00	950.20	1,015.97	9.07	9.37	1.84
Class I	1,000.00	1,000.00	955.40	1,021.73	3.46	3.58	0.70
Class R	1,000.00	1,000.00	952.10	1,018.50	6.61	6.84	1.34
Class R4	1,000.00	1,000.00	954.90	1,020.98	4.20	4.34	0.85
Class R5	1,000.00	1,000.00	954.90	1,021.48	3.71	3.83	0.75
Class W	1,000.00	1,000.00	953.40	1,019.76	5.38	5.56	1.09
Class Y	1,000.00	1,000.00	955.40	1,021.73	3.46	3.58	0.70
Class Z	1,000.00	1,000.00	954.60	1,021.03	4.15	4.29	0.84

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2015
5

COLUMBIA CONVERTIBLE SECURITIES FUND

PORTFOLIO OF INVESTMENTS

August 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 1.2%

Issuer	Shares	Value ($)
HEALTH CARE 0.7%
Pharmaceuticals 0.7%
Teva Pharmaceutical Industries Ltd., ADR	133,000	8,566,530
Total Health Care		8,566,530
INDUSTRIALS 0.5%
Transportation Infrastructure 0.5%
Macquarie Infrastructure Corp.	90,000	7,084,800
Total Industrials		7,084,800
MATERIALS —%
Metals & Mining —%
Jaguar Mining, Inc.(a)	1,244,388	141,880
Total Materials		141,880
Total Common Stocks (Cost: $14,864,871)		15,793,210

Convertible Preferred Stocks 28.5%

CONSUMER DISCRETIONARY 1.8%
Automobiles 1.8%
Fiat Chrysler Automobiles NV, 7.875%	195,000	24,236,550
Total Consumer Discretionary		24,236,550
CONSUMER STAPLES 2.7%
Food Products 2.7%
Bunge Ltd., 4.875%	137,500	13,399,265
Post Holdings, Inc., 3.750%(b)	55,000	7,796,250
Tyson Foods, Inc., 4.750%	270,000	13,894,200
Total		35,089,715
Total Consumer Staples		35,089,715
ENERGY 2.3%
Oil, Gas & Consumable Fuels 2.3%
Anadarko Petroleum Corp., 7.500%	142,500	6,505,125
Chesapeake Energy Corp., 5.000%	56,000	2,884,000
Chesapeake Energy Corp., 5.750%(b)	21,600	10,098,000
Penn Virginia Corp., 6.000%(b)	69,700	579,381
Southwestern Energy Co., 6.250%	255,000	9,797,100
Total		29,863,606
Total Energy		29,863,606

Convertible Preferred Stocks (continued)

Issuer	Shares	Value ($)
FINANCIALS 9.3%
Banks 1.6%
Bank of America Corp., 7.250%	18,400	20,332,368
Capital Markets 1.6%
AMG Capital Trust II, 5.150%	246,000	14,052,750
Cowen Group, Inc., 5.625%(b)	6,875	6,548,437
Total		20,601,187
Real Estate Investment Trusts (REITs) 6.1%
Alexandria Real Estate Equities, Inc., 7.000%	495,000	13,535,181
American Tower Corp., 5.250%	92,625	9,507,030
American Tower Corp., 5.500%	100,200	10,283,526
Crown Castle International Corp., 4.500%	133,500	13,936,065
Health Care REIT, Inc., 6.500%	235,000	13,994,250
Weyerhaeuser Co., 6.375%	260,000	12,753,000
iStar, Inc., 4.500%	120,000	6,379,500
Total		80,388,552
Total Financials		121,322,107
HEALTH CARE 5.7%
Health Care Equipment & Supplies 0.5%
Alere, Inc., 3.000%	20,000	6,900,000
Health Care Providers & Services 1.3%
AmSurg Corp., 5.250%	56,300	8,429,799
Anthem, Inc., 5.250%	170,600	8,240,458
Total		16,670,257
Pharmaceuticals 3.9%
Allergan PLC, 5.500%	41,500	42,618,010
Omnicare Capital Trust II, 4.000%	72,700	8,749,445
Total		51,367,455
Total Health Care		74,937,712
INFORMATION TECHNOLOGY 0.5%
Semiconductors & Semiconductor Equipment 0.5%
SunEdison, Inc., 6.750%	8,000	6,592,800
Total Information Technology		6,592,800

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
6

COLUMBIA CONVERTIBLE SECURITIES FUND

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2015 (Unaudited)

Convertible Preferred Stocks (continued)

Issuer	Shares	Value ($)
MATERIALS 0.5%
Chemicals 0.5%
A. Schulman, Inc., 6.000%	7,175	6,502,129
Total Materials		6,502,129
TELECOMMUNICATION SERVICES 2.2%
Diversified Telecommunication Services 1.4%
Frontier Communications Corp., 11.125%	181,000	18,244,800
Wireless Telecommunication Services 0.8%
T-Mobile USA, Inc., 5.500%	147,500	10,178,975
Total Telecommunication Services		28,423,775
UTILITIES 3.5%
Electric Utilities 0.7%
NextEra Energy, Inc., 5.799%	170,000	9,309,200
Multi-Utilities 2.8%
CenterPoint Energy, Inc., 3.943%(c)	250,000	15,000,000
Dominion Resources, Inc., 6.000%	195,000	10,968,750
Dominion Resources, Inc., 6.125%	195,000	10,892,700
Total		36,861,450
Total Utilities		46,170,650
Total Convertible Preferred Stocks (Cost: $378,978,155)		373,139,044

Convertible Bonds 67.0%

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AUTOMOTIVE 1.5%
Navistar International Corp. 04/15/19	4.750%	17,780,000	13,301,662
Wabash National Corp. 05/01/18	3.375%	5,360,000	6,549,652
Total			19,851,314
BUILDING MATERIALS 1.5%
Cemex SAB de CV(b) 03/15/20	3.720%	10,140,000	10,000,575
RTI International Metals, Inc. 10/15/19	1.625%	9,830,000	10,100,325
Total			20,100,900

Convertible Bonds (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CONSUMER PRODUCTS 1.3%
Jarden Corp. 09/15/18	1.875%	9,910,000	16,611,637
ELECTRIC 1.3%
NRG Yield, Inc.(b) 06/01/20	3.250%	11,700,000	10,244,812
SunPower Corp. 06/01/18	0.750%	5,900,000	6,866,125
Total			17,110,937
FINANCE COMPANIES 1.8%
Air Lease Corp. 12/01/18	3.875%	7,550,000	10,050,937
Ares Capital Corp. 01/15/19	4.375%	13,190,000	13,585,700
Total			23,636,637
HEALTH CARE 2.9%
Brookdale Senior Living, Inc. 06/15/18	2.750%	5,900,000	6,692,812
Fluidigm Corp. 02/01/34	2.750%	9,640,000	7,385,204
Immunomedics, Inc.(b) 02/15/20	4.750%	6,200,000	4,666,988
Molina Healthcare, Inc. 08/15/44	1.625%	9,000,000	12,341,250
Teleflex, Inc. 08/01/17	3.875%	3,170,000	6,760,025
Total			37,846,279
HEALTHCARE INSURANCE 0.8%
Anthem, Inc. 10/15/42	2.750%	5,330,000	10,027,063
INDEPENDENT ENERGY 1.1%
American Energy-Permian Basin LLC PIK(b) 05/01/22	8.000%	5,000,000	1,250,000
Pattern Energy Group, Inc.(b) 07/15/20	4.000%	7,180,000	6,910,750
Stone Energy Corp. 03/01/17	1.750%	8,310,000	6,803,813
Total			14,964,563
INTEGRATED ENERGY —%
Ascent Resources — Utica LLC PIK(b) 03/01/21	3.500%	4,950,000	495,000

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
7

COLUMBIA CONVERTIBLE SECURITIES FUND

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2015 (Unaudited)

Convertible Bonds (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MEDIA AND ENTERTAINMENT 0.3%
Global Eagle Entertainment, Inc.(b) 02/15/35	2.750%	3,640,000	3,360,084
METALS 0.7%
Royal Gold, Inc. 06/15/19	2.875%	9,330,000	9,101,574
MIDSTREAM 0.5%
Scorpio Tankers, Inc.(b) 07/01/19	2.375%	6,210,000	6,364,008
OIL FIELD SERVICES 1.2%
Cobalt International Energy, Inc. 12/01/19	2.625%	20,300,000	14,732,319
Energy XXI Ltd. 12/15/18	3.000%	9,850,000	986,576
Total			15,718,895
OTHER FINANCIAL INSTITUTIONS 2.0%
Encore Capital Group, Inc. 03/15/21	2.875%	7,180,000	6,331,863
Forest City Enterprises, Inc. 08/15/20	3.625%	12,655,000	13,564,578
Walter Investment Management Corp. 11/01/19	4.500%	8,830,000	6,423,825
Total			26,320,266
OTHER INDUSTRY 0.7%
General Cable Corp.(c) 11/15/29	4.500%	12,980,000	9,199,575
OTHER REIT 4.0%
Blackstone Mortgage Trust, Inc. 12/01/18	5.250%	7,530,000	7,867,495
Extra Space Storage LP(b) 07/01/33	2.375%	6,000,000	8,025,000
National Health Investors, Inc. 04/01/21	3.250%	8,730,000	8,446,275
RWT Holdings, Inc.(b) 11/15/19	5.625%	7,360,000	6,921,933
Starwood Property Trust, Inc. 10/15/17	3.750%	10,530,000	10,510,256
Starwood Waypoint Residential Trust 07/01/19	3.000%	5,110,000	4,736,331
Starwood Waypoint Residential Trust(b) 10/15/17	4.500%	5,570,000	5,620,353
Total			52,127,643

Convertible Bonds (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
OTHER UTILITY 0.4%
EnerNOC, Inc. 08/15/19	2.250%	7,300,000	5,181,416
PHARMACEUTICALS 12.1%
AMAG Pharmaceuticals, Inc. 02/15/19	2.500%	3,400,000	8,055,875
ARIAD Pharmaceuticals, Inc.(b) 06/15/19	3.625%	5,320,000	6,608,238
Acorda Therapeutics, Inc. 06/15/21	1.750%	7,000,000	7,000,000
Aegerion Pharmaceuticals, Inc. 08/15/19	2.000%	13,040,000	10,604,128
BioMarin Pharmaceutical, Inc. 10/15/20	1.500%	9,260,000	14,243,037
Clovis Oncology, Inc.(b) 09/15/21	2.500%	5,700,000	8,354,490
Corsicanto Ltd. 01/15/32	3.500%	6,450,000	6,591,094
Gilead Sciences, Inc. 05/01/16	1.625%	2,400,000	11,174,952
Impax Laboratories, Inc.(b) 06/15/22	2.000%	13,767,000	12,984,002
Incyte Corp. 11/15/20	1.250%	8,370,000	19,279,793
Isis Pharmaceuticals, Inc.(b) 11/15/21	1.000%	7,200,000	7,290,000
Jazz Investments I Ltd. 08/15/21	1.875%	7,440,000	8,556,074
Medicines Co. (The)(b) 01/15/22	2.500%	8,100,000	11,068,974
Merrimack Pharmaceuticals, Inc. 07/15/20	4.500%	4,100,000	7,339,000
PTC Therapeutics, Inc.(b) 08/15/22	3.000%	7,000,000	7,113,750
TESARO, Inc. 10/01/21	3.000%	3,880,000	6,426,250
United Therapeutics Corp. 09/15/16	1.000%	1,870,000	5,890,500
Total			158,580,157
PROPERTY & CASUALTY 0.9%
Radian Group, Inc. 11/15/17	3.000%	7,300,000	11,716,500

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
8

COLUMBIA CONVERTIBLE SECURITIES FUND

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2015 (Unaudited)

Convertible Bonds (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
RAILROADS 0.7%
Greenbrier Companies, Inc. (The) 04/01/18	3.500%	8,000,000	9,650,000
REFINING 0.4%
Clean Energy Fuels Corp.(b) 10/01/18	5.250%	6,720,000	4,649,810
RETAILERS 3.1%
HeartWare International, Inc.(b) 12/15/21	1.750%	6,308,000	6,706,193
Iconix Brand Group, Inc. 03/15/18	1.500%	8,800,000	7,150,000
Priceline Group, Inc. (The) 03/15/18	1.000%	14,450,000	20,338,375
Restoration Hardware Holdings, Inc.(b)(d) 07/15/20	0.000%	6,885,000	6,595,754
Total			40,790,322
TECHNOLOGY 25.8%
Avid Technology, Inc.(b) 06/15/20	2.000%	2,459,000	1,790,041
Bottomline Technologies de, Inc. 12/01/17	1.500%	5,920,000	6,417,990
Cepheid 02/01/21	1.250%	7,690,000	8,112,950
Ciena Corp. 12/15/20	4.000%	4,410,000	5,992,088
Ciena Corp.(b) 10/15/18	3.750%	2,710,000	3,534,545
Ctrip.com International Ltd.(b) 07/01/20	1.000%	9,340,000	8,598,124
Electronic Arts, Inc. 07/15/16	0.750%	6,140,000	12,748,175
Envestnet, Inc. 12/15/19	1.750%	8,200,000	7,257,000
Equinix, Inc. 06/15/16	4.750%	3,340,000	11,230,750
Exelixis, Inc. 08/15/19	4.250%	7,810,000	9,821,075
FireEye, Inc.(b) 06/01/35	1.625%	8,750,000	8,339,844
Intel Corp. 08/01/39	3.250%	20,000,000	28,962,500
LinkedIn Corp.(b) 11/01/19	0.500%	14,190,000	13,746,562

Convertible Bonds (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mentor Graphics Corp. 04/01/31	4.000%	5,180,000	6,798,750
Microchip Technology, Inc.(b) 02/15/25	1.625%	25,160,000	23,587,500
Micron Technology, Inc. 02/15/33	2.125%	6,400,000	10,520,000
NVIDIA Corp. 12/01/18	1.000%	8,660,000	10,678,862
NXP Semiconductors NV(b) 12/01/19	1.000%	8,750,000	9,499,219
Novellus Systems, Inc. 05/15/41	2.625%	7,000,000	15,008,280
ON Semiconductor Corp. 12/15/26	2.625%	5,890,000	6,629,931
Palo Alto Networks, Inc.(d) 07/01/19	0.000%	6,830,000	10,659,069
Proofpoint, Inc.(b) 06/15/20	0.750%	8,358,000	8,551,279
Qihoo 360 Technology Co., Ltd. 08/15/21	1.750%	7,210,000	6,047,388
Red Hat, Inc.(b) 10/01/19	0.250%	8,300,000	9,923,687
Salesforce.com, Inc. 04/01/18	0.250%	10,940,000	13,394,662
ServiceNow, Inc.(d) 11/01/18	0.000%	6,300,000	7,138,688
Spansion LLC 09/01/20	2.000%	3,350,000	6,111,656
SunEdison, Inc.(b) 06/01/23	2.625%	29,500,000	17,515,625
TiVo, Inc.(b) 10/01/21	2.000%	12,995,000	11,508,697
Twitter, Inc.(b) 09/15/21	1.000%	12,800,000	10,904,000
Verint Systems, Inc. 06/01/21	1.500%	6,090,000	6,409,725
Workday, Inc. 07/15/20	1.500%	8,800,000	9,911,000
j2 Global, Inc. 06/15/29	3.250%	9,063,000	10,660,354
Total			338,010,016
TOBACCO 1.0%
Vector Group Ltd.(c) 01/15/19	2.500%	4,260,000	6,318,645
04/15/20	1.750%	6,520,000	7,234,201
Total			13,552,846

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
9

COLUMBIA CONVERTIBLE SECURITIES FUND

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2015 (Unaudited)

Convertible Bonds (continued)

Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TRANSPORTATION SERVICES 0.5%
Atlas Air Worldwide Holdings, Inc. 06/01/22	2.250%	7,860,000	6,911,888
WIRELESS 0.5%
Gogo, Inc.(b) 03/01/20	3.750%	7,000,000	6,384,280
Total Convertible Bonds (Cost: $849,676,671)			878,263,610

Equity-Linked Notes 0.6%

Issuer	Coupon Rate	Shares	Value ($)
Nomura Resecuritization Trust (linked to common stock of Yahoo!, Inc.)(b) 11/22/16	1.720%	10,000	8,415,000
Total Equity-Linked Notes (Cost: $10,000,000)			8,415,000

Money Market Funds 1.8%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.150%(e)(f)	23,322,344	23,322,344
Total Money Market Funds (Cost: $23,322,344)		23,322,344
Total Investments (Cost: $1,276,842,041)		1,298,933,208
Other Assets & Liabilities, Net		12,426,823
Net Assets		1,311,360,031

Notes to Portfolio of Investments

(a)  Non-income producing investment.

(b)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2015, the value of these securities amounted to $302,551,185 or 23.07% of net assets.

(c)  Variable rate security.

(d)  Zero coupon bond.

(e)  The rate shown is the seven-day current annualized yield at August 31, 2015.

(f)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	71,773,939	295,662,839	(344,114,434)	23,322,344	32,127	23,322,344

Abbreviation Legend

ADR  American Depositary Receipt

PIK    Payment-in-Kind

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
10

COLUMBIA CONVERTIBLE SECURITIES FUND

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2015 (Unaudited)

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
11

COLUMBIA CONVERTIBLE SECURITIES FUND

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2015 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at August 31, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Health Care	8,566,530	—	—	8,566,530
Industrials	7,084,800	—	—	7,084,800
Materials	—	141,880	—	141,880
Total Common Stocks	15,651,330	141,880	—	15,793,210
Convertible Preferred Stocks
Consumer Discretionary	24,236,550	—	—	24,236,550
Consumer Staples	13,894,200	21,195,515	—	35,089,715
Energy	16,302,225	13,561,381	—	29,863,606
Financials	80,806,239	40,515,868	—	121,322,107
Health Care	66,697,254	8,240,458	—	74,937,712
Information Technology	—	6,592,800	—	6,592,800
Materials	—	6,502,129	—	6,502,129
Telecommunication Services	28,423,775	—	—	28,423,775
Utilities	31,170,650	15,000,000	—	46,170,650
Total Convertible Preferred Stocks	261,530,893	111,608,151	—	373,139,044
Convertible Bonds	—	878,263,610	—	878,263,610
Equity-Linked Notes	—	8,415,000	—	8,415,000
Money Market Funds	—	23,322,344	—	23,322,344
Total Investments	277,182,223	1,021,750,985	—	1,298,933,208

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security's correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

Financial assets were transferred from Level 2 to Level 1 as the market for these assets was deemed to be active during the period and fair values were consequently obtained using quoted prices for identical assets rather than being based upon other observable market inputs as of period end.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
22,819,599	71,773,939	71,773,939	22,819,599

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

There were no transfers of financial assets between Levels 2 and 3 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
12

COLUMBIA CONVERTIBLE SECURITIES FUND

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2015 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $1,253,519,697)	$1,275,610,864
Affiliated issuers (identified cost $23,322,344)	23,322,344
Total investments (identified cost $1,276,842,041)	1,298,933,208
Receivable for:
Investments sold	15,941,772
Capital shares sold	4,531,754
Dividends	1,259,255
Interest	4,931,105
Foreign tax reclaims	5,769
Expense reimbursement due from Investment Manager	9,353
Prepaid expenses	8,185
Other assets	47,125
Total assets	1,325,667,526
Liabilities
Due to custodian	1,711
Payable for:
Investments purchased	4,429,467
Capital shares purchased	9,275,392
Investment management fees	84,461
Distribution and/or service fees	13,881
Transfer agent fees	340,381
Compensation of board members	126,201
Other expenses	36,001
Total liabilities	14,307,495
Net assets applicable to outstanding capital stock	$1,311,360,031
Represented by
Paid-in capital	$1,276,330,908
Excess of distributions over net investment income	(5,765,611)
Accumulated net realized gain	18,703,567
Unrealized appreciation (depreciation) on:
Investments	22,091,167
Total — representing net assets applicable to outstanding capital stock	$1,311,360,031

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
13

COLUMBIA CONVERTIBLE SECURITIES FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

August 31, 2015 (Unaudited)

Class A
Net assets	$418,686,682
Shares outstanding	23,259,658
Net asset value per share	$18.00
Maximum offering price per share(a)	$19.10
Class B
Net assets	$565,954
Shares outstanding	32,089
Net asset value per share	$17.64
Class C
Net assets	$62,167,066
Shares outstanding	3,465,898
Net asset value per share	$17.94
Class I
Net assets	$92,305,378
Shares outstanding	5,113,590
Net asset value per share	$18.05
Class R
Net assets	$2,389,955
Shares outstanding	132,909
Net asset value per share	$17.98
Class R4
Net assets	$6,933,730
Shares outstanding	381,909
Net asset value per share	$18.16
Class R5
Net assets	$50,585,321
Shares outstanding	2,788,066
Net asset value per share	$18.14
Class W
Net assets	$108,149
Shares outstanding	6,024
Net asset value per share	$17.95
Class Y
Net assets	$98,450
Shares outstanding	5,390
Net asset value per share	$18.27
Class Z
Net assets	$677,519,346
Shares outstanding	37,584,492
Net asset value per share	$18.03

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
14

COLUMBIA CONVERTIBLE SECURITIES FUND

STATEMENT OF OPERATIONS

Six Months Ended August 31, 2015 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$9,810,409
Dividends — affiliated issuers	32,127
Interest	11,553,127
Foreign taxes withheld	(24,409)
Total income	21,371,254
Expenses:
Investment management fees	5,443,371
Distribution and/or service fees
Class A	554,144
Class B	3,228
Class C	302,576
Class R	6,103
Class W	155
Transfer agent fees
Class A	384,003
Class B	562
Class C	52,471
Class R	2,118
Class R4	4,528
Class R5	12,702
Class W	108
Class Z	638,777
Compensation of board members	17,610
Custodian fees	6,941
Printing and postage fees	36,126
Registration fees	80,415
Professional fees	19,054
Other	11,910
Total expenses	7,576,902
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(910,577)
Expense reductions	(823)
Total net expenses	6,665,502
Net investment income	14,705,752
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	19,409,989
Net realized gain	19,409,989
Net change in unrealized appreciation (depreciation) on:
Investments	(102,467,043)
Net change in unrealized depreciation	(102,467,043)
Net realized and unrealized loss	(83,057,054)
Net decrease in net assets from operations	$(68,351,302)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
15

COLUMBIA CONVERTIBLE SECURITIES FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015(a)
Operations
Net investment income	$14,705,752	$19,213,540
Net realized gain	19,409,989	55,080,911
Net change in unrealized appreciation (depreciation)	(102,467,043)	10,796,258
Net increase (decrease) in net assets resulting from operations	(68,351,302)	85,090,709
Distributions to shareholders
Net investment income
Class A	(5,548,510)	(8,111,104)
Class B	(6,308)	(12,501)
Class C	(552,435)	(662,725)
Class I	(1,624,012)	(3,391,208)
Class R	(27,989)	(48,972)
Class R4	(66,863)	(58,689)
Class R5	(690,350)	(424,817)
Class W	(1,656)	(133,841)
Class Y	(943)	(17)
Class Z	(10,840,555)	(14,725,315)
Net realized gains
Class A	(9,592,942)	(9,082,238)
Class B	(12,932)	(20,052)
Class C	(1,296,645)	(1,153,184)
Class I	(2,479,254)	(2,791,830)
Class R	(50,926)	(61,052)
Class R4	(131,334)	(66,065)
Class R5	(1,153,538)	(574,489)
Class W	(2,546)	(3,675)
Class Y	(1,509)	(39)
Class Z	(14,805,197)	(16,567,793)
Total distributions to shareholders	(48,886,444)	(57,889,606)
Increase in net assets from capital stock activity	28,900,344	365,660,577
Proceeds from regulatory settlements (Note 6)	2,024,844	—
Total increase (decrease) in net assets	(86,312,558)	392,861,680
Net assets at beginning of period	1,397,672,589	1,004,810,909
Net assets at end of period	$1,311,360,031	$1,397,672,589
Excess of distributions over net investment income	$(5,765,611)	$(1,111,742)

(a) Class Y shares are based on operations from October 1, 2014 (commencement of operations) through the stated period end.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
16

COLUMBIA CONVERTIBLE SECURITIES FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended August 31, 2015 (Unaudited)		Year Ended February 28, 2015(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(b)	8,823,915	170,756,323	12,962,037	248,929,628
Distributions reinvested	585,181	11,382,471	634,558	12,068,927
Redemptions	(5,958,164)	(111,547,871)	(10,623,258)	(202,931,014)
Net increase	3,450,932	70,590,923	2,973,337	58,067,541
Class B shares
Subscriptions	1,119	20,887	6,119	115,500
Distributions reinvested	780	14,879	1,274	23,780
Redemptions(b)	(7,746)	(149,634)	(17,733)	(330,055)
Net decrease	(5,847)	(113,868)	(10,340)	(190,775)
Class C shares
Subscriptions	934,964	18,011,984	1,451,455	27,745,546
Distributions reinvested	68,134	1,321,563	61,615	1,165,961
Redemptions	(345,060)	(6,614,866)	(388,218)	(7,367,326)
Net increase	658,038	12,718,681	1,124,852	21,544,181
Class I shares
Subscriptions	1,437,479	28,248,123	148,653	2,866,277
Distributions reinvested	210,554	4,103,167	323,085	6,182,897
Redemptions	(1,488,039)	(28,407,358)	(3,326,073)	(64,334,483)
Net increase (decrease)	159,994	3,943,932	(2,854,335)	(55,285,309)
Class R shares
Subscriptions	29,649	573,219	45,507	870,161
Distributions reinvested	1,013	19,679	1,012	19,251
Redemptions	(21,352)	(412,851)	(49,087)	(937,748)
Net increase (decrease)	9,310	180,047	(2,568)	(48,336)
Class R4 shares
Subscriptions	278,808	5,389,516	207,877	4,043,798
Distributions reinvested	10,113	198,102	6,518	124,620
Redemptions	(60,725)	(1,152,795)	(96,040)	(1,844,277)
Net increase	228,196	4,434,823	118,355	2,324,141
Class R5 shares
Subscriptions	1,750,468	34,209,606	1,902,273	36,662,649
Distributions reinvested	94,123	1,843,792	52,437	997,562
Redemptions	(878,539)	(16,498,259)	(181,542)	(3,493,997)
Net increase	966,052	19,555,139	1,773,168	34,166,214

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
17

COLUMBIA CONVERTIBLE SECURITIES FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended August 31, 2015 (Unaudited)		Year Ended February 28, 2015(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity (continued)
Class W shares
Subscriptions	—	—	39,675	750,663
Distributions reinvested	212	4,110	7,216	137,388
Redemptions	(846)	(16,139)	(1,506,880)	(28,229,007)
Net decrease	(634)	(12,029)	(1,459,989)	(27,340,956)
Class Y shares
Subscriptions	2,982	59,001	3,087	59,000
Distributions reinvested	120	2,360	—	—
Redemptions	(799)	(15,837)	—	—
Net increase	2,303	45,524	3,087	59,000
Class Z shares
Subscriptions	11,894,465	230,173,607	26,318,341	498,393,075
Distributions reinvested	334,797	6,515,183	272,902	5,186,538
Redemptions	(16,418,746)	(319,131,618)	(8,991,309)	(171,214,737)
Net increase (decrease)	(4,189,484)	(82,442,828)	17,599,934	332,364,876
Total net increase	1,278,860	28,900,344	19,265,501	365,660,577

(a) Class Y shares are based on operations from October 1, 2014 (commencement of operations) through the stated period end.

(b) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
18

COLUMBIA CONVERTIBLE SECURITIES FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended August 31, 2015		Year Ended February 28,						Year Ended February 29,		Year Ended February 28,
Class A	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$19.53		$19.22		$15.68		$14.99		$15.55		$12.92
Income from investment operations:
Net investment income	0.19		0.28		0.34		0.41		0.42		0.45
Net realized and unrealized gain (loss)	(1.08)		0.92		3.58		0.73		(0.56)		2.67
Total from investment operations	(0.89)		1.20		3.92		1.14		(0.14)		3.12
Less distributions to shareholders:
Net investment income	(0.26)		(0.43)		(0.38)		(0.45)		(0.42)		(0.49)
Net realized gains	(0.41)		(0.46)		—		—		—		—
Total distributions to shareholders	(0.67)		(0.89)		(0.38)		(0.45)		(0.42)		(0.49)
Proceeds from regulatory settlements	0.03		—		—		—		—		—
Net asset value, end of period	$18.00		$19.53		$19.22		$15.68		$14.99		$15.55
Total return	(4.66	%)(a)	6.44%		25.38%		7.84%		(0.75%)		24.72%
Ratios to average net assets(b)
Total gross expenses	1.23	%(c)	1.30	%(d)	1.35%		1.39%		1.27%		1.31	%(d)
Total net expenses(e)	1.09	%(c)(f)	1.10	%(d)(f)	1.12	%(f)	1.15	%(f)	1.12	%(f)	1.15	%(d)(f)
Net investment income	1.96	%(c)	1.49%		1.97%		2.80%		2.86%		3.27%
Supplemental data
Net assets, end of period (in thousands)	$418,687		$386,856		$323,622		$212,252		$198,721		$224,608
Portfolio turnover	37%		78%		76%		71%		66%		118%

Notes to Financial Highlights

(a)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.14%.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
19

COLUMBIA CONVERTIBLE SECURITIES FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2015		Year Ended February 28,						Year Ended February 29,		Year Ended February 28,
Class B	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$19.15		$18.86		$15.40		$14.72		$15.28		$12.70
Income from investment operations:
Net investment income	0.11		0.14		0.21		0.30		0.30		0.35
Net realized and unrealized gain (loss)	(1.06)		0.90		3.51		0.72		(0.55)		2.62
Total from investment operations	(0.95)		1.04		3.72		1.02		(0.25)		2.97
Less distributions to shareholders:
Net investment income	(0.18)		(0.29)		(0.26)		(0.34)		(0.31)		(0.39)
Net realized gains	(0.41)		(0.46)		—		—		—		—
Total distributions to shareholders	(0.59)		(0.75)		(0.26)		(0.34)		(0.31)		(0.39)
Proceeds from regulatory settlements	0.03		—		—		—		—		—
Net asset value, end of period	$17.64		$19.15		$18.86		$15.40		$14.72		$15.28
Total return	(5.01	%)(a)	5.65%		24.37%		7.10%		(1.53%)		23.83%
Ratios to average net assets(b)
Total gross expenses	1.98	%(c)	2.05	%(d)	2.10%		2.13%		2.04%		2.06	%(d)
Total net expenses(e)	1.84	%(c)(f)	1.85	%(d)(f)	1.88	%(f)	1.89	%(f)	1.88	%(f)	1.90	%(d)(f)
Net investment income	1.19	%(c)	0.74%		1.23%		2.07%		2.04%		2.61%
Supplemental data
Net assets, end of period (in thousands)	$566		$726		$911		$1,335		$3,102		$12,089
Portfolio turnover	37%		78%		76%		71%		66%		118%

Notes to Financial Highlights

(a)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.14%.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
20

COLUMBIA CONVERTIBLE SECURITIES FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2015		Year Ended February 28,						Year Ended February 29,		Year Ended February 28,
Class C	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$19.46		$19.16		$15.63		$14.95		$15.51		$12.88
Income from investment operations:
Net investment income	0.12		0.14		0.21		0.30		0.31		0.35
Net realized and unrealized gain (loss)	(1.08)		0.91		3.58		0.72		(0.56)		2.67
Total from investment operations	(0.96)		1.05		3.79		1.02		(0.25)		3.02
Less distributions to shareholders:
Net investment income	(0.18)		(0.29)		(0.26)		(0.34)		(0.31)		(0.39)
Net realized gains	(0.41)		(0.46)		—		—		—		—
Total distributions to shareholders	(0.59)		(0.75)		(0.26)		(0.34)		(0.31)		(0.39)
Proceeds from regulatory settlements	0.03		—		—		—		—		—
Net asset value, end of period	$17.94		$19.46		$19.16		$15.63		$14.95		$15.51
Total return	(4.98	%)(a)	5.62%		24.46%		6.99%		(1.51%)		23.88%
Ratios to average net assets(b)
Total gross expenses	1.98	%(c)	2.05	%(d)	2.10%		2.14%		2.02%		2.06	%(d)
Total net expenses(e)	1.84	%(c)(f)	1.85	%(d)(f)	1.87	%(f)	1.90	%(f)	1.87	%(f)	1.90	%(d)(f)
Net investment income	1.21	%(c)	0.74%		1.21%		2.05%		2.10%		2.53%
Supplemental data
Net assets, end of period (in thousands)	$62,167		$54,655		$32,250		$17,617		$20,127		$21,717
Portfolio turnover	37%		78%		76%		71%		66%		118%

Notes to Financial Highlights

(a)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.14%.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
21

COLUMBIA CONVERTIBLE SECURITIES FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2015		Year Ended February 28,				Year Ended February 29,	Year Ended February 28,
Class I	(Unaudited)		2015		2014	2013	2012	2011(a)
Per share data
Net asset value, beginning of period	$19.58		$19.27		$15.72	$15.02	$15.58	$13.69
Income from investment operations:
Net investment income	0.23		0.37		0.42	0.48	0.47	0.17
Net realized and unrealized gain (loss)	(1.08)		0.91		3.58	0.72	(0.57)	1.86
Total from investment operations	(0.85)		1.28		4.00	1.20	(0.10)	2.03
Less distributions to shareholders:
Net investment income	(0.30)		(0.51)		(0.45)	(0.50)	(0.46)	(0.14)
Net realized gains	(0.41)		(0.46)		—	—	—	—
Total distributions to shareholders	(0.71)		(0.97)		(0.45)	(0.50)	(0.46)	(0.14)
Proceeds from regulatory settlements	0.03		—		—	—	—	—
Net asset value, end of period	$18.05		$19.58		$19.27	$15.72	$15.02	$15.58
Total return	(4.46	%)(b)	6.88%		25.90%	8.29%	(0.43%)	14.92%
Ratios to average net assets(c)
Total gross expenses	0.80	%(d)	0.81	%(e)	0.85%	0.89%	0.84%	0.90	%(d)
Total net expenses(f)	0.70	%(d)	0.68	%(e)	0.69%	0.74%	0.77%	0.86	%(d)(g)
Net investment income	2.34	%(d)	1.91%		2.43%	3.21%	3.28%	2.63	%(d)
Supplemental data
Net assets, end of period (in thousands)	$92,305		$97,006		$150,494	$180,374	$186,160	$82,875
Portfolio turnover	37%		78%		76%	71%	66%	118%

Notes to Financial Highlights

(a)  Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(b)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.14%.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
22

COLUMBIA CONVERTIBLE SECURITIES FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2015		Year Ended February 28,						Year Ended February 29,
Class R	(Unaudited)		2015		2014		2013		2012(a)
Per share data
Net asset value, beginning of period	$19.51		$19.21		$15.67		$14.99		$13.80
Income from investment operations:
Net investment income	0.17		0.24		0.30		0.38		0.11
Net realized and unrealized gain (loss)	(1.09)		0.90		3.58		0.72		1.20	(b)
Total from investment operations	(0.92)		1.14		3.88		1.10		1.31
Less distributions to shareholders:
Net investment income	(0.23)		(0.38)		(0.34)		(0.42)		(0.12)
Net realized gains	(0.41)		(0.46)		—		—		—
Total distributions to shareholders	(0.64)		(0.84)		(0.34)		(0.42)		(0.12)
Proceeds from regulatory settlements	0.03		—		—		—		—
Net asset value, end of period	$17.98		$19.51		$19.21		$15.67		$14.99
Total return	(4.79	%)(c)	6.13%		25.08%		7.55%		9.57%
Ratios to average net assets(d)
Total gross expenses	1.48	%(e)	1.55	%(f)	1.60%		1.64%		1.28	%(e)
Total net expenses(g)	1.34	%(e)(h)	1.35	%(f)(h)	1.37	%(h)	1.40	%(h)	1.20	%(e)
Net investment income	1.70	%(e)	1.24%		1.72%		2.56%		2.64	%(e)
Supplemental data
Net assets, end of period (in thousands)	$2,390		$2,412		$2,423		$1,894		$2,068
Portfolio turnover	37%		78%		76%		71%		66%

Notes to Financial Highlights

(a)  Based on operations from November 16, 2011 (commencement of operations) through the stated period end.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.14%.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which is less than 0.01%.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
23

COLUMBIA CONVERTIBLE SECURITIES FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2015		Year Ended February 28,
Class R4	(Unaudited)		2015		2014		2013(a)
Per share data
Net asset value, beginning of period	$19.69		$19.37		$15.80		$14.75
Income from investment operations:
Net investment income	0.22		0.33		0.37		0.14
Net realized and unrealized gain (loss)	(1.09)		0.93		3.62		1.04
Total from investment operations	(0.87)		1.26		3.99		1.18
Less distributions to shareholders:
Net investment income	(0.28)		(0.48)		(0.42)		(0.13)
Net realized gains	(0.41)		(0.46)		—		—
Total distributions to shareholders	(0.69)		(0.94)		(0.42)		(0.13)
Proceeds from regulatory settlements	0.03		—		—		—
Net asset value, end of period	$18.16		$19.69		$19.37		$15.80
Total return	(4.51	%)(b)	6.71%		25.68%		8.05%
Ratios to average net assets(c)
Total gross expenses	0.98	%(d)	1.05	%(e)	1.10%		1.24	%(d)
Total net expenses(f)	0.85	%(d)(g)	0.85	%(e)(g)	0.85	%(g)	0.92	%(d)
Net investment income	2.24	%(d)	1.74%		2.09%		2.96	%(d)
Supplemental data
Net assets, end of period (in thousands)	$6,934		$3,027		$685		$3
Portfolio turnover	37%		78%		76%		71%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.14%.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
24

COLUMBIA CONVERTIBLE SECURITIES FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2015		Year Ended February 28,
Class R5	(Unaudited)		2015		2014	2013(a)
Per share data
Net asset value, beginning of period	$19.68		$19.37		$15.80	$14.75
Income from investment operations:
Net investment income	0.23		0.35		0.40	0.14
Net realized and unrealized gain (loss)	(1.10)		0.92		3.62	1.04
Total from investment operations	(0.87)		1.27		4.02	1.18
Less distributions to shareholders:
Net investment income	(0.29)		(0.50)		(0.45)	(0.13)
Net realized gains	(0.41)		(0.46)		—	—
Total distributions to shareholders	(0.70)		(0.96)		(0.45)	(0.13)
Proceeds from regulatory settlements	0.03		—		—	—
Net asset value, end of period	$18.14		$19.68		$19.37	$15.80
Total return	(4.51	%)(b)	6.80%		25.86%	8.08%
Ratios to average net assets(c)
Total gross expenses	0.85	%(d)	0.86	%(e)	0.90%	1.01	%(d)
Total net expenses(f)	0.75	%(d)	0.73	%(e)	0.71%	0.79	%(d)
Net investment income	2.32	%(d)	1.86%		2.25%	3.09	%(d)
Supplemental data
Net assets, end of period (in thousands)	$50,585		$35,859		$946	$3
Portfolio turnover	37%		78%		76%	71%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.14%.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
25

COLUMBIA CONVERTIBLE SECURITIES FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2015		Year Ended February 28,						Year Ended February 29,
Class W	(Unaudited)		2015		2014		2013		2012(a)
Per share data
Net asset value, beginning of period	$19.48		$19.20		$15.66		$14.98		$13.80
Income from investment operations:
Net investment income	0.19		0.31		0.34		0.42		0.14
Net realized and unrealized gain (loss)	(1.08)		0.87		3.58		0.72		1.17	(b)
Total from investment operations	(0.89)		1.18		3.92		1.14		1.31
Less distributions to shareholders:
Net investment income	(0.26)		(0.44)		(0.38)		(0.46)		(0.13)
Net realized gains	(0.41)		(0.46)		—		—		—
Total distributions to shareholders	(0.67)		(0.90)		(0.38)		(0.46)		(0.13)
Proceeds from regulatory settlements	0.03		—		—		—		—
Net asset value, end of period	$17.95		$19.48		$19.20		$15.66		$14.98
Total return	(4.66	%)(c)	6.33%		25.41%		7.87%		9.56%
Ratios to average net assets(d)
Total gross expenses	1.22	%(e)	1.25	%(f)	1.35%		1.39%		0.85	%(e)
Total net expenses(g)	1.09	%(e)(h)	1.05	%(f)(h)	1.12	%(h)	1.15	%(h)	0.77	%(e)
Net investment income	1.95	%(e)	1.55%		1.98%		2.83%		3.44	%(e)
Supplemental data
Net assets, end of period (in thousands)	$108		$130		$28,153		$26,640		$28,830
Portfolio turnover	37%		78%		76%		71%		66%

Notes to Financial Highlights

(a)  Based on operations from November 16, 2011 (commencement of operations) through the stated period end.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.14%.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which is less than 0.01%.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
26

COLUMBIA CONVERTIBLE SECURITIES FUND

FINANCIAL HIGHLIGHTS (continued)

Class Y	Six Months Ended August 31, 2015 (Unaudited)		Year Ended February 28, 2015(a)
Per share data
Net asset value, beginning of period	$19.81		$19.21
Income from investment operations:
Net investment income	0.24		0.13
Net realized and unrealized gain (loss)	(1.10)		0.90
Total from investment operations	(0.86)		1.03
Less distributions to shareholders:
Net investment income	(0.30)		(0.13)
Net realized gains	(0.41)		(0.30)
Total distributions to shareholders	(0.71)		(0.43)
Proceeds from regulatory settlements	0.03		—
Net asset value, end of period	$18.27		$19.81
Total return	(4.46	%)(b)	5.48%
Ratios to average net assets(c)
Total gross expenses	0.80	%(d)	0.81	%(d)(e)
Total net expenses(f)	0.70	%(d)	0.69	%(d)(e)
Net investment income	2.42	%(d)	1.88	%(d)
Supplemental data
Net assets, end of period (in thousands)	$98		$61
Portfolio turnover	37%		78%

Notes to Financial Highlights

(a)  Based on operations from October 1, 2014 (commencement of operations) through the stated period end.

(b)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.14%.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
27

COLUMBIA CONVERTIBLE SECURITIES FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2015		Year Ended February 28,						Year Ended February 29,		Year Ended February 28,
Class Z	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$19.56		$19.25		$15.70		$15.01		$15.58		$12.93
Income from investment operations:
Net investment income	0.22		0.33		0.38		0.45		0.45		0.49
Net realized and unrealized gain (loss)	(1.09)		0.92		3.59		0.73		(0.57)		2.68
Total from investment operations	(0.87)		1.25		3.97		1.18		(0.12)		3.17
Less distributions to shareholders:
Net investment income	(0.28)		(0.48)		(0.42)		(0.49)		(0.45)		(0.52)
Net realized gains	(0.41)		(0.46)		—		—		—		—
Total distributions to shareholders	(0.69)		(0.94)		(0.42)		(0.49)		(0.45)		(0.52)
Proceeds from regulatory settlements	0.03		—		—		—		—		—
Net asset value, end of period	$18.03		$19.56		$19.25		$15.70		$15.01		$15.58
Total return	(4.54	%)(a)	6.70%		25.72%		8.10%		(0.56%)		25.17%
Ratios to average net assets(b)
Total gross expenses	0.97	%(c)	1.05	%(d)	1.10%		1.14%		1.02%		1.06	%(d)
Total net expenses(e)	0.84	%(c)(f)	0.85	%(d)(f)	0.87	%(f)	0.90	%(f)	0.87	%(f)	0.90	%(d)(f)
Net investment income	2.20	%(c)	1.74%		2.18%		3.06%		3.08%		3.52%
Supplemental data
Net assets, end of period (in thousands)	$677,519		$816,941		$465,328		$120,906		$130,380		$166,597
Portfolio turnover	37%		78%		76%		71%		66%		118%

Notes to Financial Highlights

(a)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.14%.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
28

COLUMBIA CONVERTIBLE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS

August 31, 2015 (Unaudited)

Note 1. Organization

Columbia Convertible Securities Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class R, Class R4, Class R5, Class W, Class Y and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year after purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund's prospectus.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Y shares are not subject to sales charges and are generally available only to certain retirement plans as described in the Fund's prospectus.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate,

Semiannual Report 2015
29

COLUMBIA CONVERTIBLE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2015 (Unaudited)

maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Equity-Linked Notes

The Fund may invest in equity-linked notes (ELNs). An ELN is a debt instrument whose value is based on the value of a single equity security, basket of equity securities or an index of equity securities (each, an Underlying Equity). An ELN typically provides interest income, thereby offering a yield advantage over investing directly in an Underlying Equity. However, the holder of an ELN may have limited or no benefit from any appreciation in the Underlying Equity, but is exposed to various risks, including, without limitation, volatility, issuer and market risk. The Fund may purchase ELNs that trade on a securities exchange or those that trade on the over-the-counter markets, including securities offered and sold under Rule 144A of the Securities Act of 1933, as amended. The Fund may also purchase an ELN in a privately negotiated transaction with the issuer of the ELN (or its broker-dealer affiliate).

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. For convertible securities, premiums attributable to the conversion feature are not amortized.

Semiannual Report 2015
30

COLUMBIA CONVERTIBLE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2015 (Unaudited)

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund's management. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

The value of additional securities received as an income payment is recorded as income and increases the cost basis of such securities.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may

Semiannual Report 2015
31

COLUMBIA CONVERTIBLE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2015 (Unaudited)

be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In May 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2015-07, Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). ASU No. 2015-07 changes the disclosure requirements for investments for which fair value is measured using the net asset value per share practical expedient. The disclosure requirements are effective for annual periods beginning after December 15, 2015 and interim periods within those fiscal years. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Other Transactions with Affiliates

Management Fees

Effective July 1, 2015, the Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.82% to 0.67% as the Fund's net assets increase. The annualized effective management services fee rate for the six months ended August 31, 2015 was 0.78% of the Fund's average daily net assets.

Prior to July 1, 2015, the Fund paid the Investment Manager an annual fee for advisory services under an Investment Management Services Agreement and a separate annual fee for administrative and accounting services under an Administrative Services Agreement. For the period from March 1, 2015 through June 30, 2015, the investment advisory services fee paid to the Investment Manager was $3,355,564, and the administrative services fee paid to the Investment Manager was $258,714.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended August 31, 2015, other expenses paid by the Fund to this company were $1,568.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these Board members may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Transfer Agency Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

Semiannual Report 2015
32

COLUMBIA CONVERTIBLE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2015 (Unaudited)

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares. Class I and Class Y shares do not pay transfer agency fees.

For the six months ended August 31, 2015, the Fund's annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.17%
Class B	0.17
Class C	0.17
Class R	0.17
Class R4	0.17
Class R5	0.05
Class W	0.17
Class Z	0.17

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2015, these minimum account balance fees reduced total expenses of the Fund by $823.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee at the maximum annual rate of 0.25% of the average daily net assets attributable to Class B, Class C and Class W shares of the Fund and the payment of a monthly distribution fee at the maximum annual rate of 0.75%, 0.75%, 0.50% and 0.25% of the average daily net assets attributable to Class B, Class C, Class R and Class W shares of the Fund, respectively.

Although the Fund may pay a distribution fee up to 0.25% of the Fund's average daily net assets attributable to Class W shares and a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class W shares, the aggregate fee shall not exceed 0.25% of the Fund's average daily net assets attributable to Class W shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $443,086 for Class A and $2,523 for Class C shares for the six months ended August 31, 2015.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

	July 1, 2015 through June 30, 2016	Prior to July 1, 2015
Class A	1.13%	1.13%
Class B	1.88	1.88
Class C	1.88	1.88
Class I	0.72	0.72
Class R	1.38	1.38
Class R4	0.88	0.88
Class R5	0.77	0.77
Class W	1.13	1.13
Class Y	0.72	0.72	*
Class Z	0.88	0.88

*Expense cap rate is contractual from October 1, 2014 (the commencement of operations of Class Y shares) through September 30, 2015.

Semiannual Report 2015
33

COLUMBIA CONVERTIBLE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2015 (Unaudited)

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes, but the Fund's net operating expenses shall not exceed the contractual annual rates listed in the table above. This arrangement may be revised or discontinued at any time.

Prior to July 1, 2015, the Fund's expense ratio was subject to a voluntary expense reimbursement arrangement pursuant to which fees were waived and/or expenses reimbursed (excluding certain fees and expenses immediately described above), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, did not exceed the annual rates of 1.10% for Class A, 1.85% for Class B, 1.85% for Class C, 0.69% for Class I, 1.35% for Class R, 0.85% for Class R4, 0.74% for Class R5, 1.10% for Class W, 0.69% for Class Y and 0.85% for Class Z.

Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At August 31, 2015, the cost of investments for federal income tax purposes was approximately $1,276,842,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$115,846,000
Unrealized depreciation	(93,755,000)
Net unrealized appreciation	$22,091,000

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $495,458,082 and $488,847,313, respectively, for the six months ended August 31, 2015. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Regulatory Settlements

During the six months ended August 31, 2015, the Fund recorded a receivable of $2,024,844 as a result of a regulatory settlement proceeding brought by the Securities and Exchange Commission against an unaffiliated third party relating to market timing and/or late trading of mutual funds. This amount represented the Fund's portion of the proceeds from the settlement (neither the Fund nor the Investment Manager were a party to the proceeding). The payments have been included in Proceeds from regulatory settlements in the Statement of Changes in Net Assets.

Note 7. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the

Semiannual Report 2015
34

COLUMBIA CONVERTIBLE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2015 (Unaudited)

Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $550 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended August 31, 2015.

Note 9. Significant Risks

Credit Risk

Credit risk is the risk that the value of debt securities in the Fund's portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.

Interest Rate Risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund's performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.

Liquidity Risk

Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund's investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.

Convertible Securities Risk

Convertible debt securities are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. The Fund may also be forced to convert a convertible security at an inopportune time, which may decrease the Fund's return.

Shareholder Concentration Risk

At August 31, 2015, two unaffiliated shareholders of record owned 45.4% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 20.6% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Semiannual Report 2015
35

COLUMBIA CONVERTIBLE SECURITIES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2015 (Unaudited)

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2015
36

COLUMBIA CONVERTIBLE SECURITIES FUND

INTERIM APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Convertible Securities Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

The Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considered the renewal of the IMS Agreement for a two-month period (Short-Term Period) in order to align the IMS Agreement with the review cycle of other funds in the Columbia family of funds. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2015, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel, and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its April 13-15, 2015 in-person Board meeting (the April Meeting), considered the renewal of the IMS Agreement for the Short-Term Period. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement for the Short-Term Period.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management. The Independent Trustees noted the information they received concerning Columbia Management's ability to retain its key portfolio management personnel. In evaluating the quality of services provided under the IMS Agreement and the Fund's Administrative Services Agreement, the Independent Trustees also took into account the organization and strength of the Fund's and its service providers' compliance programs. In addition, the Board also reviewed the financial condition of Columbia Management (and its affiliates) and each entity's ability to carry out its responsibilities under the IMS Agreement and the Fund's other services agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of the IMS Agreement for the Short-Term Period.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that the services being performed by Columbia Management and its affiliates were acceptable for the Short-Term Period.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that for purposes of approving the IMS Agreement for the Short-Term Period, the Fund's performance was acceptable.

Semiannual Report 2015
37

COLUMBIA CONVERTIBLE SECURITIES FUND

INTERIM APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT (continued)

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Management's profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that the total expense ratio of the Fund is generally no higher than the median expense ratio of funds in the same comparison universe of the Fund).

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. For purposes of approving the IMS Agreement for the Short-Term Period, the Board concluded that the investment management service fees were fair and reasonable, observing that the profitability levels also seemed reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Independent Trustees took into account that IMS fees decline as Fund assets exceed various breakpoints.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that, for purposes of its consideration of the renewal of the IMS Agreement for the Short-Term Period, the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. The Board noted its understanding that it would undertake the full consideration of renewal of the IMS Agreement for the full annual period at its June 2015 meetings. On April 15, 2015, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement for the Short-Term Period.

Semiannual Report 2015
38

COLUMBIA CONVERTIBLE SECURITIES FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager, and together with its global affiliates, Columbia Threadneedle), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Convertible Securities Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March, April and June 2015, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March, April and June were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials were revised to reflect discussion and subsequent requests made by the Board representatives. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its June 15-17, 2015 in-person Board meeting (the June Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its organization, expertise, resources and capabilities.

The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the restructured leadership in the Chief Investment Officer's organization, the strengthening of the investment research department, the solidifying of the Global Asset Management initiative and the restructured investment risk management organization. The Board also noted the broad scope of services provided by Columbia Management to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Management's ability to attract and retain key portfolio management personnel.

In connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management, recalling the information it received highlighting achievements in 2014 in the performance of administrative services. In evaluating the quality of services provided under the IMS Agreement and the Fund's Administrative Services Agreement, the Independent Trustees also took into account the organization and strength of the Fund's and its service providers' compliance programs. In addition, the Board reviewed the financial condition of Columbia Management and its affiliates and each entity's ability to carry out its responsibilities under the IMS Agreement and the Fund's other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board took into account the proposed combination of the forms of IMS Agreements and Administrative Services Agreements into a single form of agreement with the combined form reflecting no proposed change in services or fees. Given no material change, the Trustees agreed to the combined form, to be effective upon each Fund's next annual update. The Board concluded that the services being performed under the IMS Agreement and the Administrative Services Agreement were of a reasonably high quality.

Semiannual Report 2015
39

COLUMBIA CONVERTIBLE SECURITIES FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT (continued)

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance met expectations.

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Management's profitability.

The Board considered the reports of its independent fee consultant, JDL, which assisted in its analysis of the Funds' performance and expenses, and JDL's conclusion that the effective investment management fee rate for the Fund remains within a reasonable range. The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that the total expense ratio of the Fund is generally no higher than the median expense ratio of funds in the same comparison universe of the Fund). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) was somewhat higher than the median ratio, but lower than the 60th percentile of the Fund's Lipper peer universe. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Management and Ameriprise from managing, operating and distributing the Funds. The Board took into account JDL's conclusion that 2014 Columbia Management profitability was reasonable. It also considered that Columbia Management generated 2014 profitability that only moderately exceeded 2013 levels. It was further observed that, based on information presented, 2014 overall profitability is in line with profitability levels of industry competitors. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that IMS fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the investment management services fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 17, 2015, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Semiannual Report 2015
40

COLUMBIA CONVERTIBLE SECURITIES FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedle.com/us; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2015
41

Columbia Convertible Securities Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to columbiathreadneedle.com/us. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2015 Columbia Management Investment Advisers, LLC.

columbiathreadneedle.com/us

SAR134_02_E01_(10/15)

SEMIANNUAL REPORT

August 31, 2015

COLUMBIA MARSICO FOCUSED EQUITIES FUND

ABOUT COLUMBIA THREADNEEDLE INVESTMENTS

Columbia Threadneedle Investments is a leading global asset management group that provides a broad range of actively managed investment strategies and solutions for individual, institutional and corporate clients around the world.

With more than 2,000 people, including over 450 investment professionals based in North America, Europe and Asia, we manage $503 billion* of assets across developed and emerging market equities, fixed income, asset allocation solutions and alternatives. We are the 13th largest manager of long-term mutual fund assets in the U.S.** and the 4th largest manager of retail funds in the U.K.***

Our priority is the investment success of our clients. We aim to deliver the investment outcomes they expect through an investment approach that is team-based, performance-driven and risk-aware. Our culture is dynamic and interactive. By sharing our insights across asset classes and geographies, we generate richer perspectives on global, regional and local investment landscapes. The ability to exchange and debate investment ideas in a collaborative environment enriches our teams' investment processes. More importantly, it results in better informed investment decisions for our clients.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

  *  In U.S. dollars as of June 30, 2015. Source: Ameriprise Q2 Earnings Release. Includes all assets managed by entities in the Columbia and Threadneedle groups of companies. Contact us for more current data.

  **  Source: ICI as of June 30, 2015 for Columbia Management Investment Advisers, LLC.

  ***  Source: Investment Association as of June 2015 for Threadneedle Asset Management Limited.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

Get the market insight you need from our investment experts

Connect with Columbia Threadneedle Investments

Investor insight

Find economic and market commentary, investment videos, white papers, mutual fund commentary and more at columbiathreadneedle.com/us.

  Columbia Threadneedle Investor Newsletter (e-newsletter)

Read our award-winning* shareholder newsletter. Our quarterly newsletter is available online and provides timely and relevant content about economic trends, fund news, service enhancements and changes. Sign up to receive the newsletter electronically at columbiathreadneedle.com/
us/newsletter.

  Investment videos

Get analysis of current events and trends that may affect your investments. Visit our online video library to watch and discover what our thought leaders are saying about the financial markets and economy.

  Social media

We offer you multiple ways to access our market commentary and investment insights.

■  Perspectives blog at columbiathreadneedle.com/us
Read timely posts by our investment team, including our chief investment officer, chief economist and portfolio managers.

■  twitter.com/CTinvest_US
Follow us on Twitter for quick, up-to-the-minute comments on market news and more.

■  youtube.com/CTinvestUS
View our commentaries on the economy, markets and current investment opportunities.

■  linkedin.com/company/columbia-threadneedle-investments-us
Connect with us on LinkedIn for updates from our thought leaders.

*Columbia Threadneedle Investor Newsletter was awarded top honors in the Mutual Fund Education Alliance STAR Awards competition for excellence in mutual fund marketing and communications in 2011, 2012 and 2013. Materials in the competition were evaluated on educational value, message comprehension, effective design and objectives.

Not part of the shareholder report

Stay informed

Become a subscriber to receive the latest investment publications and mutual fund commentaries

Subscribe to Columbia Threadneedle Investments

Email subscription center

Subscribe to the latest information from Columbia Threadneedle. Visit our email subscription center at columbiathreadneedle.com/us/subscribe to register for economic and market commentary, product and service updates, white papers and more.

■  Columbia Threadneedle Investor Newsletter
Quarterly newsletter featuring the latest macro- and micro-economic trends, investment themes, products, service changes and other items of interest to our investors

■  Investment Strategy Outlook
Quarterly publication featuring the Columbia Threadneedle Asset Allocation Team's perspective on global economic investment conditions and markets

■  MarketTrack
Quarterly publication featuring more than 40 charts and graphs that highlight the current state of the economy and the markets; includes straightforward insight on current investment opportunities

■  White papers
Frequent articles that delve deep into a variety of investment topics

■  Mutual fund updates
Quarterly portfolio manager commentary and fund fact sheets available for Columbia funds. (Not all funds have a commentary.)

Register your information online at columbiathreadneedle.com/us/subscribe and select the publications you would like to receive. Update your subscriptions at any time by accessing the email subscription center.

PRESIDENT'S MESSAGE

Dear Shareholder,

Today's investors are typically focused on outcomes, like living a certain retirement lifestyle, paying for college education or building a legacy. But in today's complex global investment landscape, even simple goals are not easily achieved.

At Columbia Threadneedle Investments, we aspire to help satisfy five core needs of today's investors:

■  Generate an appropriate stream of income in retirement

Traditional approaches to generating income may not provide the diversification benefits they once did, and they may actually introduce unwanted risk in today's market. To seek to improve your potential to live comfortably long term, we endeavor to pursue investments that explore less traveled paths to income.

■  Navigate a changing interest rate environment

Today's uncertain market environment includes the prospect of a rise in interest rates. Blending traditional investments with non-traditional or alternative products may help protect your wealth during periods of volatility. We can help strengthen your portfolio with agile products designed to take on the market's ups and downs.

■  Maximize after-tax returns

In an environment where what you keep may be more important than what you earn, municipal bonds can help mitigate high tax burdens while providing potentially attractive yields. Our state and federal tax-exempt products are aimed at helping investors manage risk, minimize the fluctuation of capital and grow wealth on a more tax-efficient basis.

■  Grow assets to achieve financial goals

We believe that finding and protecting growth comes from a disciplined security selection process designed to create excess return. Our goal is to provide investment solutions built to help you face today's market challenges and grow your assets at each crossroad of your journey.

■  Ease the impact of volatile markets

Despite a bull market run that has benefited many investors over the past several years, it's important to remember the lessons of 2008 and the value that a well-diversified portfolio may provide through times of market volatility. We are here to help you hold onto the savings you have worked tirelessly to amass, and to provide you the best opportunity to maintain your standard of living regardless of market conditions.

Find out today how we can help you confidently invest to realize your dreams. Please visit us at blog.columbiathreadneedleus.com/our-best-ideas to learn more about our unique investment solutions.

The world is constantly changing, but our priority remains the same: to help you secure your finances, meet your goals and achieve success. Thank you for your continued investment with us.

Sincerely,

Christopher O. Petersen
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit columbiathreadneedle.com/us. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2015

COLUMBIA MARSICO FOCUSED EQUITIES FUND

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiathreadneedle.com/us or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Performance Overview	3
Portfolio Overview	4
Understanding Your Fund's Expenses	5
Portfolio of Investments	6
Statement of Assets and Liabilities	10
Statement of Operations	12
Statement of Changes in Net Assets	13
Financial Highlights	15
Notes to Financial Statements	22
Interim Approval of Investment Management Services and Subadvisory Agreements	29
Approval of Investment Management Services and Subadvisory Agreements	32
Important Information About This Report	35

Semiannual Report 2015

COLUMBIA MARSICO FOCUSED EQUITIES FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia Marsico Focused Equities Fund (the Fund) Class A shares returned -5.24% excluding sales charges for the six-month period that ended August 31, 2015.

■  The Fund slightly outperformed its benchmark, the S&P 500 Index, which returned -5.32% during the same time period.

Average Annual Total Returns (%) (for period ended August 31, 2015)

	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class A	12/31/97
Excluding sales charges		-5.24	-0.18	15.90	7.32
Including sales charges		-10.69	-5.91	14.53	6.68
Class B	12/31/97
Excluding sales charges		-5.61	-0.92	15.04	6.52
Including sales charges		-10.03	-5.21	14.83	6.52
Class C	12/31/97
Excluding sales charges		-5.58	-0.91	15.05	6.52
Including sales charges		-6.46	-1.77	15.05	6.52
Class I*	09/27/10	-5.04	0.30	16.51	7.60
Class R4*	11/08/12	-5.15	0.06	16.06	7.39
Class R5*	12/11/13	-5.07	0.24	16.06	7.39
Class Z	12/31/97	-5.12	0.11	16.20	7.59
S&P 500 Index		-5.32	0.48	15.87	7.15

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedle.com/us or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. Since the Fund launched more than one class of shares at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedle.com/us/investment-products/mutual-funds/appended-performance for more information.

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2015
3

COLUMBIA MARSICO FOCUSED EQUITIES FUND

PORTFOLIO OVERVIEW

(Unaudited)

Portfolio Management

Marsico Capital Management, LLC

Thomas Marsico

Coralie Witter, CFA

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on a fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2015 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Top Ten Holdings (%) (at August 31, 2015)
Facebook, Inc., Class A	8.6
Walt Disney Co. (The)	6.0
Visa, Inc., Class A	5.7
Sherwin-Williams Co. (The)	5.2
Google, Inc., Class A	5.2
Nike, Inc., Class B	5.0
HCA Holdings, Inc.	4.5
Starbucks Corp.	4.4
Allergan PLC	4.2
Charles Schwab Corp. (The)	4.2

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at August 31, 2015)
Common Stocks	94.1
Money Market Funds	5.9
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Equity Sector Breakdown (%) (at August 31, 2015)
Consumer Discretionary	24.1
Consumer Staples	2.2
Financials	4.2
Health Care	28.2
Industrials	3.3
Information Technology	32.8
Materials	5.2
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

Semiannual Report 2015
4

COLUMBIA MARSICO FOCUSED EQUITIES FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

March 1, 2015 – August 31, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	947.60	1,019.11	6.01	6.23	1.22
Class B	1,000.00	1,000.00	943.90	1,015.32	9.68	10.03	1.97
Class C	1,000.00	1,000.00	944.20	1,015.32	9.68	10.03	1.97
Class I	1,000.00	1,000.00	949.60	1,021.63	3.55	3.68	0.72
Class R4	1,000.00	1,000.00	948.50	1,020.37	4.78	4.95	0.97
Class R5	1,000.00	1,000.00	949.30	1,021.13	4.04	4.19	0.82
Class Z	1,000.00	1,000.00	948.80	1,020.37	4.78	4.95	0.97

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2015
5

COLUMBIA MARSICO FOCUSED EQUITIES FUND

PORTFOLIO OF INVESTMENTS

August 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 96.5%

Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY 23.3%
Hotels, Restaurants & Leisure 7.4%
Chipotle Mexican Grill, Inc.(a)	41,730	29,628,717
Starbucks Corp.	736,787	40,309,617
Total		69,938,334
Internet & Catalog Retail 2.0%
Amazon.com, Inc.(a)	37,082	19,018,987
Media 5.8%
Walt Disney Co. (The)	531,959	54,195,983
Multiline Retail 3.2%
Dollar Tree, Inc.(a)	390,436	29,774,650
Textiles, Apparel & Luxury Goods 4.9%
Nike, Inc., Class B	409,991	45,816,494
Total Consumer Discretionary		218,744,448
CONSUMER STAPLES 2.1%
Food & Staples Retailing 2.1%
CVS Health Corp.	196,421	20,113,510
Total Consumer Staples		20,113,510
FINANCIALS 4.0%
Capital Markets 4.0%
Charles Schwab Corp. (The)	1,245,281	37,831,637
Total Financials		37,831,637
HEALTH CARE 27.2%
Biotechnology 6.5%
Celgene Corp.(a)	193,412	22,838,089
Regeneron Pharmaceuticals, Inc.(a)	19,671	10,101,059
Vertex Pharmaceuticals, Inc.(a)	223,793	28,538,083
Total		61,477,231
Health Care Providers & Services 8.3%
HCA Holdings, Inc.(a)	470,969	40,795,335
UnitedHealth Group, Inc.	317,365	36,719,130
Total		77,514,465
Life Sciences Tools & Services 3.1%
Illumina, Inc.(a)	148,027	29,251,615

Common Stocks (continued)

Issuer	Shares	Value ($)
Pharmaceuticals 9.3%
Allergan PLC(a)	124,836	37,917,687
Novartis AG, Registered Shares	324,695	31,809,462
Pacira Pharmaceuticals, Inc.(a)	315,104	18,134,235
Total		87,861,384
Total Health Care		256,104,695
INDUSTRIALS 3.2%
Aerospace & Defense 3.2%
Boeing Co. (The)	230,692	30,146,830
Total Industrials		30,146,830
INFORMATION TECHNOLOGY 31.7%
Internet Software & Services 15.9%
Alibaba Group Holding Ltd., ADR(a)	374,969	24,792,950
Facebook, Inc., Class A(a)	871,979	77,981,082
Google, Inc., Class A(a)	72,584	47,021,367
Total		149,795,399
IT Services 5.5%
Visa, Inc., Class A	727,443	51,866,686
Software 6.4%
Electronic Arts, Inc.(a)	472,174	31,234,310
Salesforce.com, inc.(a)	417,695	28,971,326
Total		60,205,636
Technology Hardware, Storage & Peripherals 3.9%
Apple, Inc.	319,574	36,035,164
Total Information Technology		297,902,885
MATERIALS 5.0%
Chemicals 5.0%
Sherwin-Williams Co. (The)	183,847	47,029,901
Total Materials		47,029,901
Total Common Stocks (Cost: $754,312,077)		907,873,906

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
6

COLUMBIA MARSICO FOCUSED EQUITIES FUND

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2015 (Unaudited)

Money Market Funds 6.0%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.150%(b)(c)	56,675,320	56,675,320
Total Money Market Funds (Cost: $56,675,320)		56,675,320
Total Investments (Cost: $810,987,397)		964,549,226
Other Assets & Liabilities, Net		(23,211,015)
Net Assets		941,338,211

Notes to Portfolio of Investments

(a)  Non-income producing investment.

(b)  The rate shown is the seven-day current annualized yield at August 31, 2015.

(c)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	23,630,450	294,566,544	(261,521,674)	56,675,320	16,931	56,675,320

Abbreviation Legend

ADR  American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
7

COLUMBIA MARSICO FOCUSED EQUITIES FUND

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2015 (Unaudited)

Fair Value Measurements (continued)

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at August 31, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	218,744,448	—	—	218,744,448
Consumer Staples	20,113,510	—	—	20,113,510
Financials	37,831,637	—	—	37,831,637
Health Care	224,295,233	31,809,462	—	256,104,695
Industrials	30,146,830	—	—	30,146,830
Information Technology	297,902,885	—	—	297,902,885
Materials	47,029,901	—	—	47,029,901
Total Common Stocks	876,064,444	31,809,462	—	907,873,906
Money Market Funds	—	56,675,320	—	56,675,320
Total Investments	876,064,444	88,484,782	—	964,549,226

See the Portfolio of Investments for all investment classifications not indicated in the table.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
8

COLUMBIA MARSICO FOCUSED EQUITIES FUND

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2015 (Unaudited)

Fair Value Measurements (continued)

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security's correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	23,630,450	23,630,450	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

There were no transfers of financial assets between levels 2 and 3 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
9

COLUMBIA MARSICO FOCUSED EQUITIES FUND

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2015 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $754,312,077)	$907,873,906
Affiliated issuers (identified cost $56,675,320)	56,675,320
Total investments (identified cost $810,987,397)	964,549,226
Receivable for:
Capital shares sold	459,456
Dividends	418,421
Foreign tax reclaims	111,850
Expense reimbursement due from Investment Manager	831
Prepaid expenses	6,650
Other assets	771
Total assets	965,547,205
Liabilities
Payable for:
Investments purchased	21,520,067
Capital shares purchased	2,155,897
Investment management fees	58,809
Distribution and/or service fees	26,728
Transfer agent fees	233,328
Compensation of board members	155,696
Other expenses	58,469
Total liabilities	24,208,994
Net assets applicable to outstanding capital stock	$941,338,211
Represented by
Paid-in capital	$650,867,153
Excess of distributions over net investment income	(3,096,716)
Accumulated net realized gain	140,005,067
Unrealized appreciation (depreciation) on:
Investments	153,561,829
Foreign currency translations	878
Total — representing net assets applicable to outstanding capital stock	$941,338,211

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
10

COLUMBIA MARSICO FOCUSED EQUITIES FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

August 31, 2015 (Unaudited)

Class A
Net assets	$471,386,760
Shares outstanding	25,629,735
Net asset value per share	$18.39
Maximum offering price per share(a)	$19.51
Class B
Net assets	$3,758,472
Shares outstanding	254,839
Net asset value per share	$14.75
Class C
Net assets	$198,044,319
Shares outstanding	13,330,627
Net asset value per share	$14.86
Class I
Net assets	$2,366
Shares outstanding	121
Net asset value per share(b)	$19.48
Class R4
Net assets	$18,812,093
Shares outstanding	954,410
Net asset value per share	$19.71
Class R5
Net assets	$6,835,730
Shares outstanding	345,228
Net asset value per share	$19.80
Class Z
Net assets	$242,498,471
Shares outstanding	12,565,851
Net asset value per share	$19.30

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

(b) Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
11

COLUMBIA MARSICO FOCUSED EQUITIES FUND

STATEMENT OF OPERATIONS

Six months ended August 31, 2015 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$4,019,563
Dividends — affiliated issuers	16,931
Foreign taxes withheld	(140,859)
Total income	3,895,635
Expenses:
Investment management fees	3,893,841
Distribution and/or service fees
Class A	652,584
Class B	24,998
Class C	1,103,080
Transfer agent fees
Class A	534,295
Class B	5,112
Class C	225,720
Class R4	19,358
Class R5	2,038
Class Z	280,778
Compensation of board members	17,190
Custodian fees	5,236
Printing and postage fees	59,967
Registration fees	47,085
Professional fees	17,054
Line of credit interest expense	832
Other	18,073
Total expenses	6,907,241
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(60,704)
Expense reductions	(1,400)
Total net expenses	6,845,137
Net investment loss	(2,949,502)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	140,936,404
Foreign currency translations	(9,429)
Net realized gain	140,926,975
Net change in unrealized appreciation (depreciation) on:
Investments	(191,240,227)
Foreign currency translations	878
Net change in unrealized depreciation	(191,239,349)
Net realized and unrealized loss	(50,312,374)
Net decrease in net assets from operations	$(53,261,876)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
12

COLUMBIA MARSICO FOCUSED EQUITIES FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six months ended August 31, 2015 (Unaudited)	Year ended February 28, 2015
Operations
Net investment loss	$(2,949,502)	$(3,485,716)
Net realized gain	140,926,975	146,542,578
Net change in unrealized depreciation	(191,239,349)	(21,368,432)
Net increase (decrease) in net assets resulting from operations	(53,261,876)	121,688,430
Distributions to shareholders
Net realized gains
Class A	(27,055,935)	(80,162,713)
Class B	(288,147)	(1,339,657)
Class C	(13,986,691)	(38,715,086)
Class I	(136)	(384)
Class R4	(949,608)	(2,349,929)
Class R5	(398,771)	(1,053,402)
Class Z	(14,094,413)	(38,715,563)
Total distributions to shareholders	(56,773,701)	(162,336,734)
Decrease in net assets from capital stock activity	(39,168,334)	(26,347,769)
Total decrease in net assets	(149,203,911)	(66,996,073)
Net assets at beginning of period	1,090,542,122	1,157,538,195
Net assets at end of period	$941,338,211	$1,090,542,122
Excess of distributions over net investment income	$(3,096,716)	$(147,214)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
13

COLUMBIA MARSICO FOCUSED EQUITIES FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six months ended August 31, 2015 (Unaudited)		Year ended February 28, 2015
	Shares	Dollars($)	Shares	Dollars($)
Capital stock activity
Class A shares
Subscriptions(a)	2,249,662	44,506,465	4,820,728	97,594,452
Distributions reinvested	914,895	17,995,979	2,776,625	54,757,149
Redemptions	(4,033,532)	(80,748,630)	(9,322,975)	(189,037,130)
Net decrease	(868,975)	(18,246,186)	(1,725,622)	(36,685,529)
Class B shares
Subscriptions	9,091	143,599	44,374	720,662
Distributions reinvested	8,541	134,870	37,916	613,457
Redemptions(a)	(140,707)	(2,310,186)	(300,958)	(5,014,838)
Net decrease	(123,075)	(2,031,717)	(218,668)	(3,680,719)
Class C shares
Subscriptions	625,275	9,995,805	1,597,783	26,272,969
Distributions reinvested	434,367	6,910,772	1,135,959	18,508,823
Redemptions	(1,290,063)	(21,025,997)	(2,928,365)	(49,238,868)
Net decrease	(230,421)	(4,119,420)	(194,623)	(4,457,076)
Class R4 shares
Subscriptions	126,961	2,648,285	627,616	13,845,661
Distributions reinvested	45,063	949,481	111,789	2,349,570
Redemptions	(79,209)	(1,687,923)	(112,189)	(2,400,603)
Net increase	92,815	1,909,843	627,216	13,794,628
Class R5 shares
Subscriptions	37,042	800,246	107,825	2,321,122
Distributions reinvested	18,839	398,640	49,924	1,053,035
Redemptions	(106,037)	(2,277,266)	(38,960)	(825,076)
Net increase (decrease)	(50,156)	(1,078,380)	118,789	2,549,081
Class Z shares
Subscriptions	907,079	18,962,163	3,573,420	75,216,851
Distributions reinvested	510,657	10,534,862	1,368,412	28,209,168
Redemptions	(2,162,682)	(45,099,499)	(4,785,626)	(101,294,173)
Net increase (decrease)	(744,946)	(15,602,474)	156,206	2,131,846
Total net decrease	(1,924,758)	(39,168,334)	(1,236,702)	(26,347,769)

(a) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
14

COLUMBIA MARSICO FOCUSED EQUITIES FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six months ended August 31, 2015		Year ended February 28,						Year ended February 29,		Year ended February 28,
Class A	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$20.50		$21.22		$20.84		$24.18		$23.53		$18.99
Income from investment operations:
Net investment income (loss)	(0.05)		(0.05)		(0.02)		0.06		0.02		0.00	(a)
Net realized and unrealized gain (loss)	(0.95)		2.41		6.50		1.28		0.95		4.54
Total from investment operations	(1.00)		2.36		6.48		1.34		0.97		4.54
Less distributions to shareholders:
Net investment income	—		—		—		(0.11)		(0.01)		—
Net realized gains	(1.11)		(3.08)		(6.10)		(4.57)		(0.31)		—
Total distributions to shareholders	(1.11)		(3.08)		(6.10)		(4.68)		(0.32)		—
Net asset value, end of period	$18.39		$20.50		$21.22		$20.84		$24.18		$23.53
Total return	(5.24%)		12.29%		34.77%		6.84%		4.26%		23.91%
Ratios to average net assets(b)
Total gross expenses	1.23	%(c)(d)	1.22	%(c)	1.21	%(c)	1.34%		1.36%		1.30	%(c)
Total net expenses(e)	1.22	%(c)(d)(f)	1.22	%(c)(f)	1.21	%(c)(f)	1.29	%(f)	1.36	%(f)	1.30	%(c)(f)
Net investment income (loss)	(0.48	%)(d)	(0.23%)		(0.07%)		0.28%		0.09%		0.01%
Supplemental data
Net assets, end of period (in thousands)	$471,387		$543,323		$598,791		$932,546		$1,137,240		$1,370,199
Portfolio turnover	38%		53%		95%		76%		90%		77%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Ratios include line of credit interest expense which is less than 0.01%.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
15

COLUMBIA MARSICO FOCUSED EQUITIES FUND

FINANCIAL HIGHLIGHTS (continued)

	Six months ended August 31, 2015		Year ended February 28,						Year ended February 29,		Year ended February 28,
Class B	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$16.70		$17.84		$18.35		$21.88		$21.48		$17.46
Income from investment operations:
Net investment loss	(0.10)		(0.16)		(0.16)		(0.09)		(0.15)		(0.14)
Net realized and unrealized gain (loss)	(0.77)		1.98		5.61		1.13		0.86		4.16
Total from investment operations	(0.87)		1.82		5.45		1.04		0.71		4.02
Less distributions to shareholders:
Net realized gains	(1.08)		(2.96)		(5.96)		(4.57)		(0.31)		—
Total distributions to shareholders	(1.08)		(2.96)		(5.96)		(4.57)		(0.31)		—
Net asset value, end of period	$14.75		$16.70		$17.84		$18.35		$21.88		$21.48
Total return	(5.61%)		11.48%		33.71%		6.09%		3.44%		23.02%
Ratios to average net assets(a)
Total gross expenses	1.98	%(b)(c)	1.97	%(b)	1.96	%(b)	2.09%		2.12%		2.05	%(b)
Total net expenses(d)	1.97	%(b)(c)(e)	1.97	%(b)(e)	1.96	%(b)(e)	2.04	%(e)	2.12	%(e)	2.05	%(b)(e)
Net investment loss	(1.21	%)(c)	(0.98%)		(0.84%)		(0.46%)		(0.70%)		(0.74%)
Supplemental data
Net assets, end of period (in thousands)	$3,758		$6,310		$10,640		$14,818		$23,745		$45,196
Portfolio turnover	38%		53%		95%		76%		90%		77%
Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Ratios include line of credit interest expense which is less than 0.01%.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
16

COLUMBIA MARSICO FOCUSED EQUITIES FUND

FINANCIAL HIGHLIGHTS (continued)

	Six months ended August 31, 2015		Year ended February 28,						Year ended February 29,		Year ended February 28,
Class C	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$16.81		$17.94		$18.42		$21.96		$21.55		$17.52
Income from investment operations:
Net investment loss	(0.10)		(0.16)		(0.16)		(0.10)		(0.14)		(0.14)
Net realized and unrealized gain (loss)	(0.77)		1.99		5.64		1.13		0.86		4.17
Total from investment operations	(0.87)		1.83		5.48		1.03		0.72		4.03
Less distributions to shareholders:
Net realized gains	(1.08)		(2.96)		(5.96)		(4.57)		(0.31)		—
Total distributions to shareholders	(1.08)		(2.96)		(5.96)		(4.57)		(0.31)		—
Net asset value, end of period	$14.86		$16.81		$17.94		$18.42		$21.96		$21.55
Total return	(5.58%)		11.47%		33.75%		6.02%		3.47%		23.00%
Ratios to average net assets(a)
Total gross expenses	1.98	%(b)(c)	1.97	%(b)	1.96	%(b)	2.09%		2.11%		2.05	%(b)
Total net expenses(d)	1.97	%(b)(c)(e)	1.97	%(b)(e)	1.96	%(b)(e)	2.04	%(e)	2.11	%(e)	2.05	%(b)(e)
Net investment loss	(1.23	%)(c)	(0.98%)		(0.85%)		(0.47%)		(0.66%)		(0.73%)
Supplemental data
Net assets, end of period (in thousands)	$198,044		$227,979		$246,747		$225,678		$262,048		$304,857
Portfolio turnover	38%		53%		95%		76%		90%		77%
Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Ratios include line of credit interest expense which is less than 0.01%.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
17

COLUMBIA MARSICO FOCUSED EQUITIES FUND

FINANCIAL HIGHLIGHTS (continued)

	Six months ended August 31, 2015		Year ended February 28,					Year ended February 29,		Year ended February 28,
Class I	(Unaudited)		2015		2014		2013	2012		2011(a)
Per share data
Net asset value, beginning of period	$21.62		$22.18		$21.53		$24.81	$24.04		$20.59
Income from investment operations:
Net investment income	0.00	(b)	0.06		0.09		0.17	0.10		0.00	(b)
Net realized and unrealized gain (loss)	(1.02)		2.55		6.74		1.32	1.07		3.52
Total from investment operations	(1.02)		2.61		6.83		1.49	1.17		3.52
Less distributions to shareholders:
Net investment income	—		—		—		(0.20)	(0.09)		(0.07)
Net realized gains	(1.12)		(3.17)		(6.18)		(4.57)	(0.31)		—
Total distributions to shareholders	(1.12)		(3.17)		(6.18)		(4.77)	(0.40)		(0.07)
Net asset value, end of period	$19.48		$21.62		$22.18		$21.53	$24.81		$24.04
Total return	(5.04%)		12.91%		35.39%		7.29%	5.04%		17.09%
Ratios to average net assets(c)
Total gross expenses	0.72	%(d)(e)	0.71	%(d)	0.73	%(d)	0.88%	0.91%		0.89	%(e)
Total net expenses(f)	0.72	%(d)(e)	0.71	%(d)	0.73	%(d)	0.86%	0.91	%(g)	0.89	%(e)(g)
Net investment income	0.02	%(e)	0.28%		0.40%		0.71%	0.44%		0.00	%(b)(e)
Supplemental data
Net assets, end of period (in thousands)	$2		$3		$3		$3	$3		$28,852
Portfolio turnover	38%		53%		95%		76%	90%		77%

Notes to Financial Highlights

(a)  Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Annualized.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
18

COLUMBIA MARSICO FOCUSED EQUITIES FUND

FINANCIAL HIGHLIGHTS (continued)

	Six months ended August 31, 2015		Year ended February 28,
Class R4	(Unaudited)		2015		2014		2013(a)
Per share data
Net asset value, beginning of period	$21.88		$22.42		$21.72		$22.72
Income from investment operations:
Net investment income (loss)	(0.02)		0.01		0.00	(b)	0.01
Net realized and unrealized gain (loss)	(1.04)		2.57		6.84		2.25
Total from investment operations	(1.06)		2.58		6.84		2.26
Less distributions to shareholders:
Net investment income	—		—		—		(0.18)
Net realized gains	(1.11)		(3.12)		(6.14)		(3.08)
Total distributions to shareholders	(1.11)		(3.12)		(6.14)		(3.26)
Net asset value, end of period	$19.71		$21.88		$22.42		$21.72
Total return	(5.15%)		12.64%		35.07%		10.88%
Ratios to average net assets(c)
Total gross expenses	0.98	%(d)(e)	0.98	%(d)	0.97	%(d)	1.03	%(e)
Total net expenses(f)	0.97	%(d)(e)(g)	0.97	%(d)(g)	0.97	%(d)(g)	0.99	%(e)
Net investment income (loss)	(0.23	%)(e)	0.03%		0.02%		0.18	%(e)
Supplemental data
Net assets, end of period (in thousands)	$18,812		$18,848		$5,255		$2
Portfolio turnover	38%		53%		95%		76%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Annualized.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
19

COLUMBIA MARSICO FOCUSED EQUITIES FUND

FINANCIAL HIGHLIGHTS (continued)

	Six months ended August 31, 2015		Year ended February 28,
Class R5	(Unaudited)		2015		2014(a)
Per share data
Net asset value, beginning of period	$21.96		$22.49		$25.48
Income from investment operations:
Net investment income (loss)	(0.01)		0.04		(0.00	)(b)
Net realized and unrealized gain (loss)	(1.03)		2.58		1.77
Total from investment operations	(1.04)		2.62		1.77
Less distributions to shareholders:
Net realized gains	(1.12)		(3.15)		(4.76)
Total distributions to shareholders	(1.12)		(3.15)		(4.76)
Net asset value, end of period	$19.80		$21.96		$22.49
Total return	(5.07%)		12.77%		8.59%
Ratios to average net assets(c)
Total gross expenses	0.82	%(d)(e)	0.82	%(d)	0.81	%(d)(e)
Total net expenses(f)	0.82	%(d)(e)	0.82	%(d)	0.81	%(d)(e)
Net investment income (loss)	(0.08	%)(e)	0.17%		(0.02	%)(e)
Supplemental data
Net assets, end of period (in thousands)	$6,836		$8,682		$6,220
Portfolio turnover	38%		53%		95%

Notes to Financial Highlights

(a)  Based on operations from December 11, 2013 (commencement of operations) through the stated period end.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Annualized.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
20

COLUMBIA MARSICO FOCUSED EQUITIES FUND

FINANCIAL HIGHLIGHTS (continued)

	Six months ended August 31, 2015		Year ended February 28,						Year ended February 29,		Year ended February 28,
Class Z	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$21.44		$22.04		$21.44		$24.73		$24.05		$19.39
Income from investment operations:
Net investment income (loss)	(0.02)		0.01		0.04		0.13		0.08		0.06
Net realized and unrealized gain (loss)	(1.01)		2.51		6.70		1.31		0.97		4.64
Total from investment operations	(1.03)		2.52		6.74		1.44		1.05		4.70
Less distributions to shareholders:
Net investment income	—		—		—		(0.16)		(0.06)		(0.04)
Net realized gains	(1.11)		(3.12)		(6.14)		(4.57)		(0.31)		—
Total distributions to shareholders	(1.11)		(3.12)		(6.14)		(4.73)		(0.37)		(0.04)
Net asset value, end of period	$19.30		$21.44		$22.04		$21.44		$24.73		$24.05
Total return	(5.12%)		12.59%		35.08%		7.12%		4.51%		24.23%
Ratios to average net assets(a)
Total gross expenses	0.98	%(b)(c)	0.98	%(b)	0.96	%(b)	1.09%		1.11%		1.05	%(b)
Total net expenses(d)	0.97	%(b)(c)(e)	0.97	%(b)(e)	0.96	%(b)(e)	1.04	%(e)	1.11	%(e)	1.05	%(b)(e)
Net investment income (loss)	(0.22	%)(c)	0.03%		0.16%		0.55%		0.34%		0.28%
Supplemental data
Net assets, end of period (in thousands)	$242,498		$285,397		$289,882		$404,071		$1,028,756		$1,101,015
Portfolio turnover	38%		53%		95%		76%		90%		77%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Ratios include line of credit interest expense which is less than 0.01%.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
21

COLUMBIA MARSICO FOCUSED EQUITIES FUND

NOTES TO FINANCIAL STATEMENTS

August 31, 2015 (Unaudited)

Note 1. Organization

Columbia Marsico Focused Equities Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class R4, Class R5 and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year after purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges

Semiannual Report 2015
22

COLUMBIA MARSICO FOCUSED EQUITIES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2015 (Unaudited)

outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees (the Board), including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the NYSE. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund's management. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Semiannual Report 2015
23

COLUMBIA MARSICO FOCUSED EQUITIES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2015 (Unaudited)

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In May 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2015-07, Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). ASU No. 2015-07 changes the disclosure requirements for investments for which fair value is measured using the net asset value per share practical expedient. The disclosure requirements are effective for annual periods beginning after December 15, 2015 and interim periods within those fiscal years. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Other Transactions with Affiliates

Management Fees

Effective July 1, 2015, the Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund's subadviser (see Subadvisory Agreement) has the primary

Semiannual Report 2015
24

COLUMBIA MARSICO FOCUSED EQUITIES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2015 (Unaudited)

responsibility for the day-to-day portfolio management of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.77% to 0.57% as the Fund's net assets increase. The annualized effective management services fee rate for the six months ended August 31, 2015 was 0.74% of the Fund's average daily net assets.

Prior to July 1, 2015, the Fund paid the Investment Manager an annual fee for advisory services under an Investment Management Services Agreement and a separate annual fee for administrative and accounting services under an Administrative Services Agreement. For the period from March 1, 2015 through June 30, 2015, the investment advisory services fee paid to the Investment Manager was $2,426,665, and the administrative services fee paid to the Investment Manager was $202,628.

Subadvisory Agreement

The Investment Manager has entered into a Subadvisory Agreement with Marsico Capital Management, LLC (Marsico) to serve as the subadviser to the Fund. The Investment Manager compensates Marsico to manage the investment of the Fund's assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended August 31, 2015, other expenses paid by the Fund to this company were $1,333.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these Board members may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Transfer Agency Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Class I shares do not pay transfer agency fees. Total transfer agency fees for Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares.

For the six months ended August 31, 2015, the Fund's annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.21%
Class B	0.21
Class C	0.21
Class R4	0.21
Class R5	0.05
Class Z	0.21

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the

Semiannual Report 2015
25

COLUMBIA MARSICO FOCUSED EQUITIES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2015 (Unaudited)

applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2015, these minimum account balance fees reduced total expenses of the Fund by $1,400.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee at the maximum annual rate of 0.25% of the average daily net assets attributable to Class B and Class C shares of the Fund and the payment of a monthly distribution fee at the maximum annual rate of 0.75% of the average daily net assets attributable to Class B and Class C shares of the Fund.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $97,508 for Class A, $59 for Class B and $1,667 for Class C shares for the six months ended August 31, 2015.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the annual rates of:

	Contractual Expense Cap July 1, 2015 Through June 30, 2016	Voluntary Expense Cap Prior to July 1, 2015
Class A	1.22%	1.22%
Class B	1.97	1.97
Class C	1.97	1.97
Class I	0.81	0.82
Class R4	0.97	0.97
Class R5	0.86	0.87
Class Z	0.97	0.97

The contractual agreement may be modified or amended only with approval from all parties. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and other expenses the exclusion of which is specifically approved by the Board. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At August 31, 2015, the cost of investments for federal income tax purposes was approximately $810,987,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$178,091,000
Unrealized depreciation	(24,529,000)
Net unrealized appreciation	$153,562,000

Semiannual Report 2015
26

COLUMBIA MARSICO FOCUSED EQUITIES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2015 (Unaudited)

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $381,523,375 and $480,303,909, respectively, for the six months ended August 31, 2015. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $550 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations.

For the six months ended August 31, 2015, the average daily loan balance outstanding on days when borrowing existed was $3,600,000 at a weighted average interest rate of 1.19%. Interest expense incurred by the Fund is recorded as a line of credit interest expense in the Statement of Operations.

Note 8. Significant Risks

Consumer Discretionary Sector Risk

The Fund may be more susceptible to the particular risks that may affect companies in the consumer discretionary sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the consumer discretionary sector are subject to certain risks, including fluctuations in the performance of the overall domestic and international economy, interest rate changes, increased competition and consumer confidence. Performance of such companies may be affected by factors including reduced disposable household income, reduced consumer spending, changing demographics and consumer tastes.

Health Care Sector Risk

The Fund may be more susceptible to the particular risks that may affect companies in the health care sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the health care sector are subject to certain risks, including restrictions on government reimbursement for medical expenses, government approval of medical products and services, competitive pricing pressures, and the rising cost of medical products and services (especially for companies dependent upon a relatively limited number of products or services). Performance of such companies may be affected by factors including, government regulation, obtaining and protecting patents (or the failure to do so), product liability and other similar litigation as well as product obsolescence.

Shareholder Concentration Risk

At August 31, 2015, one unaffiliated shareholder of record owned 33.4% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid

Semiannual Report 2015
27

COLUMBIA MARSICO FOCUSED EQUITIES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2015 (Unaudited)

securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Technology and Technology-related Investment Risk

The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies' securities historically have been more volatile than other securities, especially over the short term.

Non-Diversification Risk

A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange

Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2015
28

COLUMBIA MARSICO FOCUSED EQUITIES FUND

INTERIM APPROVAL OF INVESTMENT MANAGEMENT SERVICES AND SUBADVISORY AGREEMENTS

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Marsico Focused Equities Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under a Subadvisory Agreement (the Subadvisory Agreement) between Columbia Management and Marsico Capital Management, LLC (the Subadviser), the Subadviser has provided portfolio management and related services for the Fund.

The Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considered the renewal of the IMS Agreement and the Subadvisory Agreement (together, the Advisory Agreements) for a two-month period (Short-Term Period) in order to align the Advisory Agreements with the review cycle of other funds in the Columbia family of funds. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2015, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel, and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.

The Board, at its April 13-15, 2015 in-person Board meeting (the April Meeting), considered the renewal of the Advisory Agreements for the Short-Term Period. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory and subadvisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements for the Short-Term Period.

Nature, Extent and Quality of Services Provided by Columbia Management and the Subadviser

The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Management and the Subadviser, as well as their history, reputation, expertise, resources and relative capabilities, and the qualifications of their personnel.

With respect to Columbia Management, the Board specifically considered many developments during the past year concerning the services provided by Columbia Management. The Board took into account the information it received and reviewed concerning Columbia Management's ongoing oversight and monitoring of the subadvisers, observing the broad scope of services provided by Columbia Management to each subadvised Fund, including, among other noted services, investment, risk and compliance oversight. The Board also took into account the Subadviser oversight structure and the Columbia Management team dedicated thereto as well as the contemplated enhancements to the team and its resources. The Board also noted the information it received concerning Columbia Management's ability to retain its key portfolio management personnel.

In connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management. In evaluating the quality of services provided under the IMS Agreement and the Fund's Administrative Services Agreement, the Board also took into account the organization and strength of the Fund's and its service providers' compliance programs. The Board also reviewed the financial condition of Columbia Management and its affiliates and their ability to carry out their responsibilities under the IMS Agreement and the Fund's other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. In addition, the Board discussed the acceptability of the terms of the IMS Agreement for the Short-Term Period.

Semiannual Report 2015
29

COLUMBIA MARSICO FOCUSED EQUITIES FUND

INTERIM APPROVAL OF INVESTMENT MANAGEMENT SERVICES AND SUBADVISORY AGREEMENTS (continued)

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that the services being performed by Columbia Management and its affiliates were acceptable for the Short-Term Period.

With respect to the Subadviser, the Board observed that it had previously approved the Subadviser's code of ethics and compliance program, that the Chief Compliance Officer of the Fund continues to monitor the code and the program, and that no material concerns have been reported. The Board also considered the Subadviser's organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered the Subadviser's capability and wherewithal to carry out its responsibilities under the Subadvisory Agreement for the Short-Term Period. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreement for the Short-Term Period. The Board noted that the terms of the Subadvisory Agreement are generally consistent with the terms of other subadviser agreements for subadvisers who manage other funds managed by the Investment Manager. Based on the foregoing, and based on other information received (both oral and written) and other considerations, including, in particular, the performance of the Fund (discussed below), as well as the Investment Manager's recommendation that the Board approve renewal of the Subadvisory Agreement with the Subadviser the Board concluded that the services being performed under the Subadvisory Agreement were acceptable for purposes of renewal for the Short-Term Period.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the Advisory Agreements, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. Additionally, the Board reviewed the performance of the Subadviser and Columbia Management's process for selecting and monitoring the Subadviser. The Board considered, in particular, management's rationale for recommending the continued retention of the Subadviser. The Board observed that for purposes of approving the Advisory Agreements for the Short-Term Period, the Fund's performance was acceptable.

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management, its Affiliates and the Subadviser from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Management's profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that the total expense ratio of the Fund is generally no higher than the median expense ratio of funds in the same comparison universe of the Fund).

Additionally, the Board reviewed the level of subadvisory fees paid to the Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. The Board observed that the subadvisory fee level for the Subadviser was generally comparable to those charged by other subadvisers to similar funds managed by the Investment Manager. The Board also reviewed fee rates charged by the Subadviser to other client accounts.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments

Semiannual Report 2015
30

COLUMBIA MARSICO FOCUSED EQUITIES FUND

INTERIM APPROVAL OF INVESTMENT MANAGEMENT SERVICES AND SUBADVISORY AGREEMENTS (continued)

in its business and earn an appropriate profit. For purposes of approving the Advisory Agreements for the Short-Term Period, the Board concluded that the investment management service and subadvisory fees were fair and reasonable, observing that the profitability levels also seemed reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that IMS fees decline as Fund assets exceed various breakpoints.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that, for purposes of its consideration of the renewal of the Advisory Agreements for the Short-Term Period, fees payable under the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. The Board noted its understanding that it would undertake the full consideration of renewal of the Advisory Agreements for the full annual period at its June 2015 meetings. On April 15, 2015, the Board, including all of the Independent Trustees, approved the renewal of the Advisory Agreements for the Short-Term Period.

Semiannual Report 2015
31

COLUMBIA MARSICO FOCUSED EQUITIES FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AND SUBADVISORY AGREEMENTS

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager, and together with its global affiliates, Columbia Threadneedle), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Marsico Focused Equities Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under a Subadvisory Agreement (the Subadvisory Agreement) between Columbia Management and Marsico Capital Management, LLC (the Subadviser), the Subadviser has provided portfolio management and related services for the Fund.

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement and the Subadvisory Agreement (together, the Advisory Agreements). Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March, April and June 2015, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March, April and June were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials were revised to reflect discussion and subsequent requests made by the Board representatives. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.

The Board, at its June 15-17, 2015 in-person Board meeting (the June Meeting), considered the renewal of the Advisory Agreements for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory and subadvisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.

Nature, Extent and Quality of Services Provided by Columbia Management and the Subadviser

The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Management and the Subadviser, as well as their history, reputation, expertise, resources and relative capabilities, and the qualifications of their personnel.

With respect to Columbia Management, the Board specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, detailed information regarding the process employed by Columbia Management for selecting and overseeing affiliated and unaffiliated subadvisers and the planned enhancements for the Subadviser investment oversight, research and monitoring program, including a restructuring and bolstering of the subadvisory oversight and research team. The Board took into account the broad scope of services provided by Columbia Management to each subadvised Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Management's ability to attract and retain key portfolio management personnel.

In connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management, recalling the information it received highlighting achievements in 2014 in the performance of administrative services. In evaluating the quality of services provided under the IMS Agreement and the Fund's Administrative Services Agreement, the Board also took into account the organization and strength of the Fund's and its service providers' compliance programs. The Board also reviewed the financial condition of Columbia Management and its affiliates and their ability to carry out their responsibilities under the IMS Agreement and the Fund's other

Semiannual Report 2015
32

COLUMBIA MARSICO FOCUSED EQUITIES FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AND SUBADVISORY AGREEMENTS (continued)

service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. In addition, the Board discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board took into account the proposed combination of the forms of IMS Agreements and Administrative Services Agreements into a single form of agreement with the combined form reflecting no proposed change in services or fees. Given no material change, the Trustees agreed to the combined form, to be effective upon each Fund's next annual update. The Board concluded that the services being performed under the IMS Agreement and the Administrative Services Agreement were of a reasonably high quality.

With respect to the Subadviser, the Board observed that it had previously approved the Subadviser's code of ethics and compliance program, that the Chief Compliance Officer of the Fund continues to monitor the code and the program, and that no material concerns have been reported. The Board also considered the Subadviser's organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered the Subadviser's capability and wherewithal to carry out its responsibilities under the Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreement, including the scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreement are generally consistent with the terms of other subadviser agreements for subadvisers who manage other funds managed by the Investment Manager. It was observed that no material changes were recommended to the Subadvisory Agreement.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that the Subadviser was in a position to provide quality services to the Fund, recognizing that the Subadviser was being subject to heightened surveillance.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the Advisory Agreements, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance met expectations.

Additionally, the Board reviewed the performance of the Subadviser and Columbia Management's process for selecting and monitoring the Subadviser and the enhancements being implemented to the program. The Board considered, in particular, management's rationale for recommending the continued retention of the Subadviser.

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management, its Affiliates and the Subadviser from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Management's profitability.

The Board considered the reports of its independent fee consultant, JDL, which assisted in the Board's analysis of the Funds' performance and expenses, and JDL's conclusion that the effective investment management fee rate for the Fund remains within a reasonable range. The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that the total expense ratio of the Fund is generally no higher than the median expense ratio of funds in the same comparison universe of the Fund). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe's median expense ratio.

Semiannual Report 2015
33

COLUMBIA MARSICO FOCUSED EQUITIES FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AND SUBADVISORY AGREEMENTS (continued)

Additionally, the Board reviewed the level of subadvisory fees paid to the Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. The Board observed that the subadvisory fee level for the Subadviser was generally comparable to those charged by other subadvisers to similar funds managed by the Investment Manager. The Board also reviewed fee rates charged by the Subadviser to other client accounts. The Board also reviewed fee rates charged by other comparable mutual funds employing the Subadviser to provide subadvisory services. Based on its reviews, including recommendations from JDL, the Board concluded that the Fund's investment management and subadvisory fees were fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Management and Ameriprise from managing, operating and distributing the Funds. The Board took into account JDL's conclusion that 2014 Columbia Management profitability was reasonable. It also considered that Columbia Management generated 2014 profitability that only moderately exceeded 2013 levels. It was further observed that, based on information presented, 2014 overall profitability is in line with profitability levels of industry competitors. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that IMS fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that fees payable under the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 17, 2015, the Board, including all of the Independent Trustees, approved the renewal of the Advisory Agreements.

Semiannual Report 2015
34

COLUMBIA MARSICO FOCUSED EQUITIES FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedle.com/us; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2015
35

Columbia Marsico Focused Equities Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to columbiathreadneedle.com/us. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2015 Columbia Management Investment Advisers, LLC.

columbiathreadneedle.com/us

SAR186_02_E01_(10/15)

SEMIANNUAL REPORT

August 31, 2015

COLUMBIA MARSICO GLOBAL FUND

(to be renamed Columbia Select Global Growth Fund, effective November 30, 2015)

PRESIDENT'S MESSAGE

Dear Shareholder,

Today's investors are typically focused on outcomes, like living a certain retirement lifestyle, paying for college education or building a legacy. But in today's complex global investment landscape, even simple goals are not easily achieved.

At Columbia Threadneedle Investments, we aspire to help satisfy five core needs of today's investors:

■  Generate an appropriate stream of income in retirement

Traditional approaches to generating income may not provide the diversification benefits they once did, and they may actually introduce unwanted risk in today's market. To seek to improve your potential to live comfortably long term, we endeavor to pursue investments that explore less traveled paths to income.

■  Navigate a changing interest rate environment

Today's uncertain market environment includes the prospect of a rise in interest rates. Blending traditional investments with non-traditional or alternative products may help protect your wealth during periods of volatility. We can help strengthen your portfolio with agile products designed to take on the market's ups and downs.

■  Maximize after-tax returns

In an environment where what you keep may be more important than what you earn, municipal bonds can help mitigate high tax burdens while providing potentially attractive yields. Our state and federal tax-exempt products are aimed at helping investors manage risk, minimize the fluctuation of capital and grow wealth on a more tax-efficient basis.

■  Grow assets to achieve financial goals

We believe that finding and protecting growth comes from a disciplined security selection process designed to create excess return. Our goal is to provide investment solutions built to help you face today's market challenges and grow your assets at each crossroad of your journey.

■  Ease the impact of volatile markets

Despite a bull market run that has benefited many investors over the past several years, it's important to remember the lessons of 2008 and the value that a well-diversified portfolio may provide through times of market volatility. We are here to help you hold onto the savings you have worked tirelessly to amass, and to provide you the best opportunity to maintain your standard of living regardless of market conditions.

Find out today how we can help you confidently invest to realize your dreams. Please visit us at blog.columbiathreadneedleus.com/our-best-ideas to learn more about our unique investment solutions.

The world is constantly changing, but our priority remains the same: to help you secure your finances, meet your goals and achieve success. Thank you for your continued investment with us.

Sincerely,

Christopher O. Petersen
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit columbiathreadneedle.com/us. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2015

COLUMBIA MARSICO GLOBAL FUND

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	8
Statement of Operations	10
Statement of Changes in Net Assets	11
Financial Highlights	13
Notes to Financial Statements	19
Interim Approval of Investment Management Services and Subadvisory Agreements	27
Approval of Investment Management Services and Subadvisory Agreements	30
Important Information About This Report	33

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiathreadneedle.com/us or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2015

COLUMBIA MARSICO GLOBAL FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia Marsico Global Fund (the Fund) Class A shares returned -5.62% excluding sales charges for the six-month period that ended August 31, 2015.

■  The Fund outperformed its benchmark, the MSCI All Country World Index (Net), which returned -7.18% during the same time period.

■  Effective May 1, 2015, the Fund will be renamed Columbia Select Global Growth Fund. At that time, Columbia Management Investment Advisers, LLC will replace Marsico Capital Management, LLC in providing day-to-day management of the Fund's portfolio.

Average Annual Total Returns (%) (for period ended August 31, 2015)

	Inception	6 Months Cumulative	1 Year	5 Years	Life
Class A	04/30/08
Excluding sales charges		-5.62	-1.98	13.58	5.78
Including sales charges		-11.05	-7.60	12.23	4.93
Class C	04/30/08
Excluding sales charges		-5.99	-2.75	12.74	5.00
Including sales charges		-6.93	-3.69	12.74	5.00
Class R	04/30/08	-5.76	-2.23	13.28	5.51
Class R4*	01/08/14	-5.55	-1.81	13.66	5.83
Class R5*	01/08/14	-5.47	-1.66	13.69	5.85
Class Z	04/30/08	-5.55	-1.81	13.86	6.04
MSCI All Country World Index (Net)		-7.18	-6.29	9.60	2.69

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C are shown with and without the 1.00% contingent deferred sales charges for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedle.com/us or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. Since the Fund launched more than one class of shares at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedle.com/us/investment-products/mutual-funds/appended-performance for more information.

The MSCI All Country World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The index consists of 45 country indices comprising 24 developed and 21 emerging market country indices.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI All Country World Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2015
2

COLUMBIA MARSICO GLOBAL FUND

PORTFOLIO OVERVIEW

(Unaudited)

Top Ten Holdings (%) (at August 31, 2015)
Facebook, Inc., Class A (United States)	6.2
Novartis AG, Registered Shares (Switzerland)	5.2
Domino's Pizza Group PLC (United Kingdom)	4.1
Google, Inc., Class A (United States)	4.1
Ryanair Holdings PLC, ADR (Ireland)	3.9
Apple, Inc. (United States)	3.8
Norwegian Cruise Line Holdings Ltd. (United States)	3.4
Nike, Inc., Class B (United States)	3.4
Sherwin-Williams Co. (The) (United States)	3.3
Safran SA (France)	3.1

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Country Breakdown (%) (at August 31, 2015)
Australia	2.6
Canada	3.9
China	6.1
Denmark	2.5
France	6.8
Ireland	3.8
Switzerland	5.0
United Kingdom	8.3
United States(a)	61.0
Total	100.0

Country Breakdown is based primarily on issuer's place of organization/incorporation. Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Includes investments in Money Market Funds.

Equity Sector Breakdown (%) (at August 31, 2015)
Consumer Discretionary	36.6
Consumer Staples	3.0
Health Care	22.9
Industrials	7.0
Information Technology	27.2
Materials	3.3
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

Portfolio Management

Marsico Capital Management, LLC

Thomas Marsico

Effective November 30, 2015, Thomas Galvin, Richard Carter and Todd Herget will replace Thomas Marsico as Portfolio Managers of the Fund and Marsico Capital Management, LLC will no longer serve as subadviser to the Fund.

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on a fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2015 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2015
3

COLUMBIA MARSICO GLOBAL FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

March 1, 2015 – August 31, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	943.80	1,017.79	7.27	7.55	1.48
Class C	1,000.00	1,000.00	940.10	1,014.00	10.93	11.35	2.23
Class R	1,000.00	1,000.00	942.40	1,016.53	8.49	8.82	1.73
Class R4	1,000.00	1,000.00	944.50	1,019.06	6.04	6.28	1.23
Class R5	1,000.00	1,000.00	945.30	1,019.41	5.70	5.92	1.16
Class Z	1,000.00	1,000.00	944.50	1,019.06	6.04	6.28	1.23

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2015
4

COLUMBIA MARSICO GLOBAL FUND

PORTFOLIO OF INVESTMENTS

August 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 96.0%

Issuer	Shares	Value ($)
AUSTRALIA 2.6%
Domino's Pizza Enterprises Ltd.	64,095	1,803,843
CANADA 3.9%
IMAX Corp.(a)	38,273	1,199,859
Valeant Pharmaceuticals International, Inc.(a)	6,617	1,525,880
Total		2,725,739
CHINA 6.1%
Alibaba Group Holding Ltd., ADR(a)	29,910	1,977,649
Ctrip.com International Ltd., ADR(a)	15,366	1,021,071
Tencent Holdings Ltd.	75,900	1,271,099
Total		4,269,819
DENMARK 2.5%
Novo Nordisk A/S, Class B	31,832	1,766,916
FRANCE 6.8%
Hermes International	3,234	1,149,134
JCDecaux SA	41,354	1,486,366
Safran SA	26,403	2,062,711
Total		4,698,211
IRELAND 3.8%
Ryanair Holdings PLC, ADR	35,701	2,604,388
SWITZERLAND 5.0%
Novartis AG, Registered Shares	35,753	3,502,621
UNITED KINGDOM 8.3%
Auto Trader Group PLC(a)	184,426	956,996
Domino's Pizza Group PLC	207,399	2,739,491
Liberty Global PLC, Class C(a)	45,383	2,036,335
Total		5,732,822
UNITED STATES 57.0%
Apple, Inc.	22,742	2,564,388
Chipotle Mexican Grill, Inc.(a)	2,353	1,670,654

Common Stocks (continued)

Issuer	Shares	Value ($)
CVS Health Corp.	19,699	2,017,178
Dollar Tree, Inc.(a)	17,136	1,306,791
Electronic Arts, Inc.(a)	24,549	1,623,916
Facebook, Inc., Class A(a)	46,130	4,125,406
Google, Inc., Class A(a)	4,199	2,720,196
HCA Holdings, Inc.(a)	15,002	1,299,473
Illumina, Inc.(a)	9,232	1,824,335
lululemon athletica, Inc.(a)	19,856	1,270,983
Netflix, Inc.(a)	9,581	1,102,102
Nike, Inc., Class B	20,476	2,288,193
Nivalis Therapeutics, Inc.(a)	62,515	908,968
Norwegian Cruise Line Holdings Ltd.(a)	39,860	2,295,936
Pacira Pharmaceuticals, Inc.(a)	16,400	943,820
Palo Alto Networks, Inc.(a)	5,812	954,447
Priceline Group, Inc. (The)(a)	877	1,095,057
Sherwin-Williams Co. (The)	8,550	2,187,175
UnitedHealth Group, Inc.	16,849	1,949,429
Vertex Pharmaceuticals, Inc.(a)	12,130	1,546,818
Visa, Inc., Class A	27,972	1,994,404
Walt Disney Co. (The)	19,542	1,990,939
Total		39,680,608
Total Common Stocks (Cost: $65,038,312)		66,784,967

Money Market Funds 3.8%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.150%(b)(c)	2,666,948	2,666,948
Total Money Market Funds (Cost: $2,666,948)		2,666,948
Total Investments (Cost: $67,705,260)		69,451,915
Other Assets & Liabilities, Net		116,787
Net Assets		69,568,702

Notes to Portfolio of Investments

(a)  Non-income producing investment.

(b)  The rate shown is the seven-day current annualized yield at August 31, 2015.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
5

COLUMBIA MARSICO GLOBAL FUND

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2015 (Unaudited)

Notes to Portfolio of Investments (continued)

(c)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	5,141,885	33,657,947	(36,132,884)	2,666,948	2,938	2,666,948

Abbreviation Legend

ADR  American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing,

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
6

COLUMBIA MARSICO GLOBAL FUND

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2015 (Unaudited)

Fair Value Measurements (continued)

including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at August 31, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Australia	—	1,803,843	—	1,803,843
Canada	2,725,739	—	—	2,725,739
China	2,998,720	1,271,099	—	4,269,819
Denmark	—	1,766,916	—	1,766,916
France	—	4,698,211	—	4,698,211
Ireland	2,604,388	—	—	2,604,388
Switzerland	—	3,502,621	—	3,502,621
United Kingdom	2,036,335	3,696,487	—	5,732,822
United States	39,680,608	—	—	39,680,608
Total Common Stocks	50,045,790	16,739,177	—	66,784,967
Money Market Funds	—	2,666,948	—	2,666,948
Total Investments	50,045,790	19,406,125	—	69,451,915

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security's correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	5,141,885	5,141,885	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

There were no transfers of financial assets between Levels 2 and 3 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
7

COLUMBIA MARSICO GLOBAL FUND

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2015 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $65,038,312)	$66,784,967
Affiliated issuers (identified cost $2,666,948)	2,666,948
Total investments (identified cost $67,705,260)	69,451,915
Receivable for:
Capital shares sold	210,668
Dividends	50,354
Foreign tax reclaims	31,378
Expense reimbursement due from Investment Manager	483
Prepaid expenses	3,194
Other assets	22,982
Total assets	69,770,974
Liabilities
Payable for:
Capital shares purchased	116,532
Investment management fees	5,030
Distribution and/or service fees	2,140
Transfer agent fees	9,920
Compensation of board members	37,319
Accounting fees	16,890
Other expenses	14,441
Total liabilities	202,272
Net assets applicable to outstanding capital stock	$69,568,702
Represented by
Paid-in capital	$65,873,120
Excess of distributions over net investment income	(316,112)
Accumulated net realized gain	2,268,177
Unrealized appreciation (depreciation) on:
Investments	1,746,655
Foreign currency translations	(3,138)
Total — representing net assets applicable to outstanding capital stock	$69,568,702

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
8

COLUMBIA MARSICO GLOBAL FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

August 31, 2015 (Unaudited)

Class A
Net assets	$46,521,269
Shares outstanding	3,632,698
Net asset value per share	$12.81
Maximum offering price per share(a)	$13.59
Class C
Net assets	$13,819,441
Shares outstanding	1,125,529
Net asset value per share	$12.28
Class R
Net assets	$720,227
Shares outstanding	57,031
Net asset value per share	$12.63
Class R4
Net assets	$926,358
Shares outstanding	71,351
Net asset value per share	$12.98
Class R5
Net assets	$169,165
Shares outstanding	13,016
Net asset value per share	$13.00
Class Z
Net assets	$7,412,242
Shares outstanding	570,868
Net asset value per share	$12.98

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
9

COLUMBIA MARSICO GLOBAL FUND

STATEMENT OF OPERATIONS

Six Months Ended August 31, 2015 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$358,073
Dividends — affiliated issuers	2,938
Foreign taxes withheld	(33,996)
Total income	327,015
Expenses:
Investment management fees	285,268
Distribution and/or service fees
Class A	50,633
Class C	61,196
Class R	1,720
Transfer agent fees
Class A	35,867
Class C	10,851
Class R	610
Class R4	2,104
Class R5	16
Class Z	8,623
Compensation of board members	6,518
Custodian fees	5,324
Printing and postage fees	14,967
Registration fees	37,412
Professional fees	17,295
Other	5,353
Total expenses	543,757
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(28,709)
Total net expenses	515,048
Net investment loss	(188,033)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	2,387,268
Foreign currency translations	6,052
Net realized gain	2,393,320
Net change in unrealized appreciation (depreciation) on:
Investments	(6,398,306)
Foreign currency translations	(584)
Net change in unrealized depreciation	(6,398,890)
Net realized and unrealized loss	(4,005,570)
Net decrease in net assets from operations	$(4,193,603)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
10

COLUMBIA MARSICO GLOBAL FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015
Operations
Net investment loss	$(188,033)	$(230,966)
Net realized gain	2,393,320	1,425,646
Net change in unrealized appreciation (depreciation)	(6,398,890)	2,415,716
Net increase (decrease) in net assets resulting from operations	(4,193,603)	3,610,396
Distributions to shareholders
Net realized gains
Class A	(24,824)	(2,764,186)
Class C	(7,690)	(887,467)
Class R	(390)	(182,013)
Class R4	(995)	(459,456)
Class R5	(29)	(947)
Class Z	(5,925)	(961,963)
Total distributions to shareholders	(39,853)	(5,256,032)
Increase in net assets from capital stock activity	18,606,031	6,284,927
Total increase in net assets	14,372,575	4,639,291
Net assets at beginning of period	55,196,127	50,556,836
Net assets at end of period	$69,568,702	$55,196,127
Excess of distributions over net investment income	$(316,112)	$(128,079)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
11

COLUMBIA MARSICO GLOBAL FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended August 31, 2015 (Unaudited)		Year Ended February 28, 2015
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions	1,644,581	22,321,927	1,148,935	15,263,367
Distributions reinvested	1,718	23,761	189,257	2,462,861
Redemptions	(383,985)	(5,178,465)	(811,624)	(10,777,832)
Net increase	1,262,314	17,167,223	526,568	6,948,396
Class C shares
Subscriptions	440,617	5,746,149	346,459	4,469,314
Distributions reinvested	514	6,829	52,657	662,210
Redemptions	(44,208)	(572,892)	(213,551)	(2,732,087)
Net increase	396,923	5,180,086	185,565	2,399,437
Class R shares
Subscriptions	10,458	140,310	12,829	166,892
Distributions reinvested	28	384	4,350	56,032
Redemptions	(1,720)	(22,810)	(137,884)	(1,808,527)
Net increase (decrease)	8,766	117,884	(120,705)	(1,585,603)
Class R4 shares
Subscriptions	31,381	423,818	282,964	3,943,393
Distributions reinvested	71	994	34,739	458,438
Redemptions	(244,950)	(3,321,883)	(137,419)	(1,819,453)
Net increase (decrease)	(213,498)	(2,897,071)	180,284	2,582,378
Class R5 shares
Subscriptions	9,397	130,233	3,476	46,139
Distributions reinvested	2	28	54	690
Redemptions	(73)	(1,028)	(19)	(239)
Net increase	9,326	129,233	3,511	46,590
Class Z shares
Subscriptions	247,019	3,346,016	278,958	3,651,945
Distributions reinvested	369	5,172	53,219	700,855
Redemptions	(321,852)	(4,442,512)	(631,949)	(8,459,071)
Net decrease	(74,464)	(1,091,324)	(299,772)	(4,106,271)
Total net increase	1,389,367	18,606,031	475,451	6,284,927

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
12

COLUMBIA MARSICO GLOBAL FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended August 31, 2015		Year Ended February 28,
Class A	(Unaudited)		2015		2014	2013	2012	2011
Per share data
Net asset value, beginning of period	$13.58		$14.05		$10.78	$9.71	$10.16	$7.85
Income from investment operations:
Net investment loss	(0.03)		(0.06)		(0.06)	(0.04)	(0.05)	(0.05)
Net realized and unrealized gain (loss)	(0.73)		1.02		3.82	1.11	(0.28)	2.42
Total from investment operations	(0.76)		0.96		3.76	1.07	(0.33)	2.37
Less distributions to shareholders:
Net investment income	—		—		—	—	(0.01)	(0.06)
Net realized gains	(0.01)		(1.43)		(0.49)	—	(0.10)	—
Tax return of capital	—		—		—	—	(0.01)	—
Total distributions to shareholders	(0.01)		(1.43)		(0.49)	—	(0.12)	(0.06)
Net asset value, end of period	$12.81		$13.58		$14.05	$10.78	$9.71	$10.16
Total return	(5.62%)		7.53%		35.05%	11.02%	(3.27%)	30.23%
Ratios to average net assets(a)
Total gross expenses	1.57	%(b)	1.71	%(c)	1.80%	2.18%	3.58%	5.38%
Total net expenses(d)	1.48	%(b)	1.49	%(c)	1.51%	1.57%	1.60%	1.60	%(e)
Net investment loss	(0.49	%)(b)	(0.44%)		(0.50%)	(0.41%)	(0.50%)	(0.59%)
Supplemental data
Net assets, end of period (in thousands)	$46,521		$32,186		$25,902	$10,610	$3,786	$3,343
Portfolio turnover	56%		98%		149%	98%	112%	104%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Ratios include line of credit interest expense which is less than 0.01%.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
13

COLUMBIA MARSICO GLOBAL FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2015		Year Ended February 28,
Class C	(Unaudited)		2015		2014	2013	2012		2011
Per share data
Net asset value, beginning of period	$13.07		$13.67		$10.51	$9.53	$10.04		$7.78
Income from investment operations:
Net investment loss	(0.08)		(0.15)		(0.15)	(0.11)	(0.11)		(0.12)
Net realized and unrealized gain (loss)	(0.70)		0.98		3.71	1.09	(0.30)		2.39
Total from investment operations	(0.78)		0.83		3.56	0.98	(0.41)		2.27
Less distributions to shareholders:
Net investment income	—		—		—	—	(0.00	)(a)	(0.01)
Net realized gains	(0.01)		(1.43)		(0.40)	—	(0.10)		—
Tax return of capital	—		—		—	—	(0.00	)(a)	—
Total distributions to shareholders	(0.01)		(1.43)		(0.40)	—	(0.10)		(0.01)
Net asset value, end of period	$12.28		$13.07		$13.67	$10.51	$9.53		$10.04
Total return	(5.99%)		6.74%		34.01%	10.28%	(4.04%)		29.14%
Ratios to average net assets(b)
Total gross expenses	2.32	%(c)	2.46	%(d)	2.54%	3.03%	4.32%		6.13%
Total net expenses(e)	2.23	%(c)	2.24	%(d)	2.26%	2.32%	2.35%		2.35	%(f)
Net investment loss	(1.23	%)(c)	(1.18%)		(1.24%)	(1.10%)	(1.25%)		(1.33%)
Supplemental data
Net assets, end of period (in thousands)	$13,819		$9,521		$7,423	$2,586	$2,012		$2,051
Portfolio turnover	56%		98%		149%	98%	112%		104%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
14

COLUMBIA MARSICO GLOBAL FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2015		Year Ended February 28,
Class R	(Unaudited)		2015		2014	2013	2012		2011
Per share data
Net asset value, beginning of period	$13.41		$13.92		$10.70	$9.65	$10.13		$7.83
Income from investment operations:
Net investment loss	(0.05)		(0.06)		(0.09)	(0.06)	(0.07)		(0.07)
Net realized and unrealized gain (loss)	(0.72)		0.98		3.77	1.11	(0.30)		2.41
Total from investment operations	(0.77)		0.92		3.68	1.05	(0.37)		2.34
Less distributions to shareholders:
Net investment income	—		—		—	—	(0.00	)(a)	(0.04)
Net realized gains	(0.01)		(1.43)		(0.46)	—	(0.10)		—
Tax return of capital	—		—		—	—	(0.01)		—
Total distributions to shareholders	(0.01)		(1.43)		(0.46)	—	(0.11)		(0.04)
Net asset value, end of period	$12.63		$13.41		$13.92	$10.70	$9.65		$10.13
Total return	(5.76%)		7.30%		34.55%	10.88%	(3.62%)		29.94%
Ratios to average net assets(b)
Total gross expenses	1.82	%(c)	1.92	%(d)	2.06%	2.53%	3.82%		5.63%
Total net expenses(e)	1.73	%(c)	1.75	%(d)	1.77%	1.82%	1.85%		1.85	%(f)
Net investment loss	(0.70	%)(c)	(0.41%)		(0.69%)	(0.61%)	(0.75%)		(0.82%)
Supplemental data
Net assets, end of period (in thousands)	$720		$647		$2,353	$1,645	$1,195		$1,245
Portfolio turnover	56%		98%		149%	98%	112%		104%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
15

COLUMBIA MARSICO GLOBAL FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2015		Year Ended February 28,
Class R4	(Unaudited)		2015		2014(a)
Per share data
Net asset value, beginning of period	$13.75		$14.17		$13.95
Income from investment operations:
Net investment income (loss)	(0.00	)(b)	(0.02)		(0.01)
Net realized and unrealized gain (loss)	(0.76)		1.03		0.23
Total from investment operations	(0.76)		1.01		0.22
Less distributions to shareholders:
Net realized gains	(0.01)		(1.43)		—
Total distributions to shareholders	(0.01)		(1.43)		—
Net asset value, end of period	$12.98		$13.75		$14.17
Total return	(5.55%)		7.83%		1.58%
Ratios to average net assets(c)
Total gross expenses	1.30	%(d)	1.45	%(e)	1.47	%(d)
Total net expenses(f)	1.23	%(d)	1.24	%(e)	1.25	%(d)
Net investment loss	(0.06	%)(d)	(0.12%)		(0.33	%)(d)
Supplemental data
Net assets, end of period (in thousands)	$926		$3,917		$1,482
Portfolio turnover	56%		98%		149%

Notes to Financial Highlights

(a)  Based on operations from January 8, 2014 (commencement of operations) through the stated period end.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
16

COLUMBIA MARSICO GLOBAL FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2015		Year Ended February 28,
Class R5	(Unaudited)		2015		2014(a)
Per share data
Net asset value, beginning of period	$13.76		$14.17		$13.95
Income from investment operations:
Net investment loss	(0.01)		(0.07)		(0.01)
Net realized and unrealized gain (loss)	(0.74)		1.09		0.23
Total from investment operations	(0.75)		1.02		0.22
Less distributions to shareholders:
Net realized gains	(0.01)		(1.43)		—
Total distributions to shareholders	(0.01)		(1.43)		—
Net asset value, end of period	$13.00		$13.76		$14.17
Total return	(5.47%)		7.90%		1.58%
Ratios to average net assets(b)
Total gross expenses	1.21	%(c)	1.37	%(d)	1.38	%(c)
Total net expenses(e)	1.16	%(c)	1.18	%(d)	1.20	%(c)
Net investment loss	(0.22	%)(c)	(0.55%)		(0.37	%)(c)
Supplemental data
Net assets, end of period (in thousands)	$169		$51		$3
Portfolio turnover	56%		98%		149%

Notes to Financial Highlights

(a)  Based on operations from January 8, 2014 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
17

COLUMBIA MARSICO GLOBAL FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2015		Year Ended February 28,
Class Z	(Unaudited)		2015		2014	2013	2012	2011
Per share data
Net asset value, beginning of period	$13.75		$14.17		$10.87	$9.76	$10.20	$7.88
Income from investment operations:
Net investment loss	(0.01)		(0.02)		(0.04)	(0.02)	(0.02)	(0.03)
Net realized and unrealized gain (loss)	(0.75)		1.03		3.86	1.13	(0.30)	2.43
Total from investment operations	(0.76)		1.01		3.82	1.11	(0.32)	2.40
Less distributions to shareholders:
Net investment income	—		—		—	—	(0.01)	(0.08)
Net realized gains	(0.01)		(1.43)		(0.52)	—	(0.10)	—
Tax return of capital	—		—		—	—	(0.01)	—
Total distributions to shareholders	(0.01)		(1.43)		(0.52)	—	(0.12)	(0.08)
Net asset value, end of period	$12.98		$13.75		$14.17	$10.87	$9.76	$10.20
Total return	(5.55%)		7.83%		35.32%	11.37%	(3.12%)	30.47%
Ratios to average net assets(a)
Total gross expenses	1.31	%(b)	1.44	%(c)	1.54%	1.88%	3.32%	5.13%
Total net expenses(d)	1.23	%(b)	1.24	%(c)	1.26%	1.32%	1.35%	1.35	%(e)
Net investment loss	(0.21	%)(b)	(0.12%)		(0.29%)	(0.19%)	(0.25%)	(0.33%)
Supplemental data
Net assets, end of period (in thousands)	$7,412		$8,874		$13,395	$4,263	$1,438	$1,557
Portfolio turnover	56%		98%		149%	98%	112%	104%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Ratios include line of credit interest expense which is less than 0.01%.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
18

COLUMBIA MARSICO GLOBAL FUND

NOTES TO FINANCIAL STATEMENTS

August 31, 2015 (Unaudited)

Note 1. Organization

Columbia Marsico Global Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class C, Class R, Class R4, Class R5 and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year after purchase.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund's prospectus.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees (the Board), including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the

Semiannual Report 2015
19

COLUMBIA MARSICO GLOBAL FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2015 (Unaudited)

U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the NYSE. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund's management. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as

Semiannual Report 2015
20

COLUMBIA MARSICO GLOBAL FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2015 (Unaudited)

shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In May 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2015-07, Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). ASU No. 2015-07 changes the disclosure requirements for investments for which fair value is measured using the net asset value per share practical expedient. The disclosure requirements are effective for annual periods beginning after December 15, 2015 and interim periods within those fiscal years. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Other Transactions with Affiliates

Management Fees

Effective July 1, 2015, the Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund's subadviser (see Subadvisory Agreement) has the primary responsibility for the day-to-day portfolio management of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.87% to 0.67% as the Fund's net assets increase. The annualized effective management services fee rate for the six months ended August 31, 2015 was 0.87% of the Fund's average daily net assets.

Prior to July 1, 2015, the Fund paid the Investment Manager an annual fee for advisory services under an Investment Management Services Agreement and a separate annual fee for administrative and accounting services under an Administrative Services Agreement.

Semiannual Report 2015
21

COLUMBIA MARSICO GLOBAL FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2015 (Unaudited)

For the period from March 1, 2015 through June 30, 2015, the investment advisory services fee paid to the Investment Manager was $162,765, and the administrative services fee paid to the Investment Manager was $16,483.

Subadvisory Agreement

The Investment Manager has entered into a Subadvisory Agreement with Marsico Capital Management, LLC (Marsico) to serve as the subadviser to the Fund. The Investment Manager compensates Marsico to manage the investment of the Fund's assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended August 31, 2015, other expenses paid by the Fund to this company were $621.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these Board members may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Transfer Agency Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares.

For the six months ended August 31, 2015, the Fund's annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.18%
Class C	0.18
Class R	0.18
Class R4	0.18
Class R5	0.05
Class Z	0.18

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2015, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to

Semiannual Report 2015
22

COLUMBIA MARSICO GLOBAL FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2015 (Unaudited)

compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee at the maximum annual rate of 0.25% of the average daily net assets attributable to Class C shares of the Fund and the payment of a monthly distribution fee at the maximum annual rate of 0.75% and 0.50% of the average daily net assets attributable to Class C and Class R shares of the Fund.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $122,101 for Class A and $365 for Class C shares for the six months ended August 31, 2015.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

	July 1, 2015 through June 30, 2016	Prior to July 1, 2015
Class A	1.46%	1.64%
Class C	2.21	2.39
Class R	1.71	1.89
Class R4	1.21	1.39
Class R5	1.13	1.33
Class Z	1.21	1.39

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Prior to July 1, 2015, the Fund's expense ratio was subject to a voluntary expense reimbursement arrangement pursuant to which fees were waived and/or expenses reimbursed (excluding certain fees and expenses immediately described above), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, did not exceed the annual rates of 1.49% for Class A, 2.24% for Class C, 1.74% for Class R, 1.24% for Class R4, 1.18% for Class R5 and 1.24% for Class Z.

Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At August 31, 2015, the cost of investments for federal income tax purposes was approximately $67,705,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$4,600,000
Unrealized depreciation	(2,853,000)
Net unrealized appreciation	$1,747,000

Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund has elected to treat late-year ordinary losses of $93,754 at February 28, 2015 as arising on March 1, 2015.

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements.

Semiannual Report 2015
23

COLUMBIA MARSICO GLOBAL FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2015 (Unaudited)

However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $55,684,530 and $33,236,973, respectively, for the six months ended August 31, 2015. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $550 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended August 31, 2015.

Note 8. Significant Risks

Consumer Discretionary Sector Risk

The Fund may be more susceptible to the particular risks that may affect companies in the consumer discretionary sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the consumer discretionary sector are subject to certain risks, including fluctuations in the performance of the overall domestic and international economy, interest rate changes, increased competition and consumer confidence. Performance of such companies may be affected by factors including reduced disposable household income, reduced consumer spending, changing demographics and consumer tastes.

Foreign Securities and Emerging Market Countries Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the various conditions, events or other factors impacting those countries and may, therefore, have a greater risk than that of a fund which is more geographically diversified.

Health Care Sector Risk

The Fund may be more susceptible to the particular risks that may affect companies in the health care sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the health care sector are subject to certain risks, including restrictions on government reimbursement for medical expenses, government approval of medical products and services, competitive pricing pressures, and the rising cost of medical products and services (especially for companies dependent upon a relatively limited number of products or services). Performance of such companies may be affected by factors including, government regulation, obtaining and protecting patents (or the failure to do so),

Semiannual Report 2015
24

COLUMBIA MARSICO GLOBAL FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2015 (Unaudited)

product liability and other similar litigation as well as product obsolescence.

Shareholder Concentration Risk

At August 31, 2015, one unaffiliated shareholder of record owned 13.4% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 45.6% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Technology and Technology-related Investment Risk

The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies' securities historically have been more volatile than other securities, especially over the short term.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further,

Semiannual Report 2015
25

COLUMBIA MARSICO GLOBAL FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2015 (Unaudited)

although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2015
26

COLUMBIA MARSICO GLOBAL FUND

INTERIM APPROVAL OF INVESTMENT MANAGEMENT SERVICES AND SUBADVISORY AGREEMENTS

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Marsico Global Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under a Subadvisory Agreement (the Subadvisory Agreement) between Columbia Management and Marsico Capital Management, LLC (the Subadviser), the Subadviser has provided portfolio management and related services for the Fund.

The Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considered the renewal of the IMS Agreement and the Subadvisory Agreement (together, the Advisory Agreements) for a two-month period (Short-Term Period) in order to align the Advisory Agreements with the review cycle of other funds in the Columbia family of funds. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2015, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel, and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.

The Board, at its April 13-15, 2015 in-person Board meeting (the April Meeting), considered the renewal of the Advisory Agreements for the Short-Term Period. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory and subadvisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements for the Short-Term Period.

Nature, Extent and Quality of Services Provided by Columbia Management and the Subadviser

The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Management and the Subadviser, as well as their history, reputation, expertise, resources and relative capabilities, and the qualifications of their personnel.

With respect to Columbia Management, the Board specifically considered many developments during the past year concerning the services provided by Columbia Management. The Board took into account the information it received and reviewed concerning Columbia Management's ongoing oversight and monitoring of the subadvisers, observing the broad scope of services provided by Columbia Management to each subadvised Fund, including, among other noted services, investment, risk and compliance oversight. The Board also took into account the Subadviser oversight structure and the Columbia Management team dedicated thereto as well as the contemplated enhancements to the team and its resources. The Board also noted the information it received concerning Columbia Management's ability to retain its key portfolio management personnel.

In connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management. In evaluating the quality of services provided under the IMS Agreement and the Fund's Administrative Services Agreement, the Board also took into account the organization and strength of the Fund's and its service providers' compliance programs. The Board also reviewed the financial condition of Columbia Management and its affiliates and their ability to carry out their responsibilities under the IMS Agreement and the Fund's other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. In addition, the Board discussed the acceptability of the terms of the IMS Agreement for the Short-Term Period.

Semiannual Report 2015
27

COLUMBIA MARSICO GLOBAL FUND

INTERIM APPROVAL OF INVESTMENT MANAGEMENT SERVICES AND SUBADVISORY AGREEMENTS (continued)

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that the services being performed by Columbia Management and its affiliates were acceptable for the Short-Term Period.

With respect to the Subadviser, the Board observed that it had previously approved the Subadviser's code of ethics and compliance program, that the Chief Compliance Officer of the Fund continues to monitor the code and the program, and that no material concerns have been reported. The Board also considered the Subadviser's organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered the Subadviser's capability and wherewithal to carry out its responsibilities under the Subadvisory Agreement for the Short-Term Period. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreement for the Short-Term Period. The Board noted that the terms of the Subadvisory Agreement are generally consistent with the terms of other subadviser agreements for subadvisers who manage other funds managed by the Investment Manager. Based on the foregoing, and based on other information received (both oral and written) and other considerations, including, in particular, the performance of the Fund (discussed below), as well as the Investment Manager's recommendation that the Board approve renewal of the Subadvisory Agreement with the Subadviser the Board concluded that the services being performed under the Subadvisory Agreement were acceptable for purposes of renewal for the Short-Term Period.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the Advisory Agreements, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. Additionally, the Board reviewed the performance of the Subadviser and Columbia Management's process for selecting and monitoring the Subadviser. The Board considered, in particular, management's rationale for recommending the continued retention of the Subadviser. The Board observed that for purposes of approving the Advisory Agreements for the Short-Term Period, the Fund's performance was acceptable.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management, its Affiliates and the Subadviser from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Management's profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that the total expense ratio of the Fund is generally no higher than the median expense ratio of funds in the same comparison universe of the Fund).

Additionally, the Board reviewed the level of subadvisory fees paid to the Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. The Board observed that the subadvisory fee level for the Subadviser was generally comparable to those charged by other subadvisers to similar funds managed by the Investment Manager. The Board also reviewed fee rates charged by the Subadviser to other client accounts.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments

Semiannual Report 2015
28

COLUMBIA MARSICO GLOBAL FUND

INTERIM APPROVAL OF INVESTMENT MANAGEMENT SERVICES AND SUBADVISORY AGREEMENTS (continued)

in its business and earn an appropriate profit. For purposes of approving the Advisory Agreements for the Short-Term Period, the Board concluded that the investment management service and subadvisory fees were fair and reasonable, observing that the profitability levels also seemed reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that IMS fees decline as Fund assets exceed various breakpoints.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that, for purposes of its consideration of the renewal of the Advisory Agreements for the Short-Term Period, fees payable under the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. The Board noted its understanding that it would undertake the full consideration of renewal of the Advisory Agreements for the full annual period at its June 2015 meetings. On April 15, 2015, the Board, including all of the Independent Trustees, approved the renewal of the Advisory Agreements for the Short-Term Period.

Semiannual Report 2015
29

COLUMBIA MARSICO GLOBAL FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AND SUBADVISORY AGREEMENTS

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager, and together with its global affiliates, Columbia Threadneedle), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Marsico Global Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under a Subadvisory Agreement (the Subadvisory Agreement) between Columbia Management and Marsico Capital Management, LLC (the Subadviser), the Subadviser has provided portfolio management and related services for the Fund.

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement and the Subadvisory Agreement (together, the Advisory Agreements). Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March, April and June 2015, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March, April and June were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials were revised to reflect discussion and subsequent requests made by the Board representatives. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.

The Board, at its June 15-17, 2015 in-person Board meeting (the June Meeting), considered the renewal of the Advisory Agreements for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory and subadvisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.

Nature, Extent and Quality of Services Provided by Columbia Management and the Subadviser

The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Management and the Subadviser, as well as their history, reputation, expertise, resources and relative capabilities, and the qualifications of their personnel.

With respect to Columbia Management, the Board specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, detailed information regarding the process employed by Columbia Management for selecting and overseeing affiliated and unaffiliated subadvisers and the planned enhancements for the Subadviser investment oversight, research and monitoring program, including a restructuring and bolstering of the subadvisory oversight and research team. The Board took into account the broad scope of services provided by Columbia Management to each subadvised Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Management's ability to attract and retain key portfolio management personnel.

In connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management, recalling the information it received highlighting achievements in 2014 in the performance of administrative services. In evaluating the quality of services provided under the IMS Agreement and the Fund's Administrative Services Agreement, the Board also took into account the organization and strength of the Fund's and its service providers' compliance programs. The Board also reviewed the financial condition of Columbia Management and

Semiannual Report 2015
30

COLUMBIA MARSICO GLOBAL FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AND SUBADVISORY AGREEMENTS (continued)

its affiliates and their ability to carry out their responsibilities under the IMS Agreement and the Fund's other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. In addition, the Board discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board took into account the proposed combination of the forms of IMS Agreements and Administrative Services Agreements into a single form of agreement with the combined form reflecting no proposed change in services or fees. Given no material change, the Trustees agreed to the combined form, to be effective upon each Fund's next annual update. The Board concluded that the services being performed under the IMS Agreement and the Administrative Services Agreement were of a reasonably high quality.

With respect to the Subadviser, the Board observed that it had previously approved the Subadviser's code of ethics and compliance program, that the Chief Compliance Officer of the Fund continues to monitor the code and the program, and that no material concerns have been reported. The Board also considered the Subadviser's organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered the Subadviser's capability and wherewithal to carry out its responsibilities under the Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreement, including the scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreement are generally consistent with the terms of other subadviser agreements for subadvisers who manage other funds managed by the Investment Manager. It was observed that no material changes were recommended to the Subadvisory Agreement.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that the Subadviser was in a position to provide quality services to the Fund, recognizing that the Subadviser was being subject to heightened surveillance.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the Advisory Agreements, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance met expectations.

Additionally, the Board reviewed the performance of the Subadviser and Columbia Management's process for selecting and monitoring the Subadviser and the enhancements being implemented to the program. The Board considered, in particular, management's rationale for recommending the continued retention of the Subadviser.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management, its Affiliates and the Subadviser from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Management's profitability.

The Board considered the reports of its independent fee consultant, JDL, which assisted in the Board's analysis of the Funds' performance and expenses, and JDL's conclusion that the effective investment management fee rate for the Fund remains within a reasonable range. The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that the total expense ratio of the Fund is generally no

Semiannual Report 2015
31

COLUMBIA MARSICO GLOBAL FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AND SUBADVISORY AGREEMENTS (continued)

higher than the median expense ratio of funds in the same comparison universe of the Fund). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe's median expense ratio.

Additionally, the Board reviewed the level of subadvisory fees paid to the Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. The Board observed that the subadvisory fee level for the Subadviser was generally comparable to those charged by other subadvisers to similar funds managed by the Investment Manager. The Board also reviewed fee rates charged by the Subadviser to other client accounts. The Board also reviewed fee rates charged by other comparable mutual funds employing the Subadviser to provide subadvisory services. Based on its reviews, including recommendations from JDL, the Board concluded that the Fund's investment management and subadvisory fees were fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Management and Ameriprise from managing, operating and distributing the Funds. The Board took into account JDL's conclusion that 2014 Columbia Management profitability was reasonable. It also considered that Columbia Management generated 2014 profitability that only moderately exceeded 2013 levels. It was further observed that, based on information presented, 2014 overall profitability is in line with profitability levels of industry competitors. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that IMS fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that fees payable under the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 17, 2015, the Board, including all of the Independent Trustees, approved the renewal of the Advisory Agreements.

Semiannual Report 2015
32

COLUMBIA MARSICO GLOBAL FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedle.com/us; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2015
33

Columbia Marsico Global Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to columbiathreadneedle.com/us. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2015 Columbia Management Investment Advisers, LLC.

columbiathreadneedle.com/us

SAR187_02_E01_(10/15)

SEMIANNUAL REPORT

August 31, 2015

COLUMBIA MARSICO GROWTH FUND

PRESIDENT'S MESSAGE

Dear Shareholder,

Today's investors are typically focused on outcomes, like living a certain retirement lifestyle, paying for college education or building a legacy. But in today's complex global investment landscape, even simple goals are not easily achieved.

At Columbia Threadneedle Investments, we aspire to help satisfy five core needs of today's investors:

■  Generate an appropriate stream of income in retirement

Traditional approaches to generating income may not provide the diversification benefits they once did, and they may actually introduce unwanted risk in today's market. To seek to improve your potential to live comfortably long term, we endeavor to pursue investments that explore less traveled paths to income.

■  Navigate a changing interest rate environment

Today's uncertain market environment includes the prospect of a rise in interest rates. Blending traditional investments with non-traditional or alternative products may help protect your wealth during periods of volatility. We can help strengthen your portfolio with agile products designed to take on the market's ups and downs.

■  Maximize after-tax returns

In an environment where what you keep may be more important than what you earn, municipal bonds can help mitigate high tax burdens while providing potentially attractive yields. Our state and federal tax-exempt products are aimed at helping investors manage risk, minimize the fluctuation of capital and grow wealth on a more tax-efficient basis.

■  Grow assets to achieve financial goals

We believe that finding and protecting growth comes from a disciplined security selection process designed to create excess return. Our goal is to provide investment solutions built to help you face today's market challenges and grow your assets at each crossroad of your journey.

■  Ease the impact of volatile markets

Despite a bull market run that has benefited many investors over the past several years, it's important to remember the lessons of 2008 and the value that a well-diversified portfolio may provide through times of market volatility. We are here to help you hold onto the savings you have worked tirelessly to amass, and to provide you the best opportunity to maintain your standard of living regardless of market conditions.

Find out today how we can help you confidently invest to realize your dreams. Please visit us at blog.columbiathreadneedleus.com/our-best-ideas to learn more about our unique investment solutions.

The world is constantly changing, but our priority remains the same: to help you secure your finances, meet your goals and achieve success. Thank you for your continued investment with us.

Sincerely,

Christopher O. Petersen
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit columbiathreadneedle.com/us. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2015

COLUMBIA MARSICO GROWTH FUND

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	9
Statement of Operations	11
Statement of Changes in Net Assets	12
Financial Highlights	15
Notes to Financial Statements	24
Interim Approval of Investment Management Services and Subadvisory Agreements	31
Approval of Investment Management Services and Subadvisory Agreements	34
Important Information About This Report	37

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiathreadneedle.com/us or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2015

COLUMBIA MARSICO GROWTH FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia Marsico Growth Fund (the Fund) Class A shares returned -4.68% excluding sales charges for the six-month period that ended August 31, 2015.

■  The Fund outperformed its benchmark, the S&P 500 Index, which returned -5.32% during the same time period.

Average Annual Total Returns (%) (for period ended August 31, 2015)

	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class A	12/31/97
Excluding sales charges		-4.68	-0.54	15.29	6.33
Including sales charges		-10.18	-6.25	13.94	5.70
Class B	12/31/97
Excluding sales charges		-5.03	-1.31	14.43	5.54
Including sales charges		-9.23	-5.26	14.19	5.54
Class C	12/31/97
Excluding sales charges		-5.06	-1.31	14.43	5.54
Including sales charges		-5.90	-2.10	14.43	5.54
Class I*	09/27/10	-4.43	-0.09	15.84	6.58
Class R*	01/23/06	-4.78	-0.81	15.01	6.05
Class R4*	11/08/12	-4.56	-0.32	15.46	6.40
Class R5*	11/08/12	-4.46	-0.14	15.55	6.45
Class W*	09/27/10	-4.63	-0.50	15.33	6.34
Class Z	12/31/97	-4.52	-0.28	15.60	6.60
S&P 500 Index		-5.32	0.48	15.87	7.15

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedle.com/us or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. Since the Fund launched more than one class of shares at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedle.com/us/investment-products/mutual-funds/appended-performance for more information.

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Semiannual Report 2015
2

COLUMBIA MARSICO GROWTH FUND

PORTFOLIO OVERVIEW

(Unaudited)

Top Ten Holdings (%) (at August 31, 2015)
Facebook, Inc., Class A	6.5
Google, Inc., Class A	5.1
Walt Disney Co. (The)	4.6
Visa, Inc., Class A	4.0
Nike, Inc., Class B	3.9
Starbucks Corp.	3.8
Allergan PLC	3.7
Apple, Inc.	3.6
UnitedHealth Group, Inc.	3.5
Sherwin-Williams Co. (The)	3.5

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at August 31, 2015)
Common Stocks	95.3
Money Market Funds	4.7
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Equity Sector Breakdown (%) (at August 31, 2015)
Consumer Discretionary	27.6
Consumer Staples	2.8
Financials	3.2
Health Care	26.1
Industrials	5.4
Information Technology	31.4
Materials	3.5
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

Portfolio Management

Marsico Capital Management, LLC

Thomas Marsico

Coralie Witter, CFA

Effective October 6, 2015, Kevin Boone no longer serves as a Portfolio Manager of the Fund.

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on a fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2015 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2015
3

COLUMBIA MARSICO GROWTH FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

March 1, 2015 – August 31, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	953.20	1,019.26	5.87	6.07	1.19
Class B	1,000.00	1,000.00	949.70	1,015.52	9.51	9.83	1.93
Class C	1,000.00	1,000.00	949.40	1,015.47	9.56	9.88	1.94
Class I	1,000.00	1,000.00	955.70	1,021.58	3.61	3.73	0.73
Class R	1,000.00	1,000.00	952.20	1,017.99	7.10	7.34	1.44
Class R4	1,000.00	1,000.00	954.40	1,020.57	4.59	4.75	0.93
Class R5	1,000.00	1,000.00	955.40	1,021.23	3.95	4.09	0.80
Class W	1,000.00	1,000.00	953.70	1,019.46	5.68	5.87	1.15
Class Z	1,000.00	1,000.00	954.80	1,020.57	4.59	4.75	0.93

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Semiannual Report 2015
4

COLUMBIA MARSICO GROWTH FUND

PORTFOLIO OF INVESTMENTS

August 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 95.4%

Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY 26.3%
Automobiles 1.4%
Tesla Motors, Inc.(a)	78,031	19,434,401
Hotels, Restaurants & Leisure 6.9%
Chipotle Mexican Grill, Inc.(a)	39,407	27,979,364
Royal Caribbean Cruises Ltd.	201,112	17,730,034
Starbucks Corp.	911,444	49,865,101
Total		95,574,499
Internet & Catalog Retail 4.2%
Amazon.com, Inc.(a)	54,757	28,084,318
Priceline Group, Inc. (The)(a)	23,668	29,552,811
Total		57,637,129
Media 4.4%
Walt Disney Co. (The)	599,097	61,036,003
Multiline Retail 3.2%
Dollar Tree, Inc.(a)	588,719	44,895,711
Specialty Retail 1.2%
Signet Jewelers Ltd.	115,344	15,917,472
Textiles, Apparel & Luxury Goods 5.0%
lululemon athletica, Inc.(a)	295,057	18,886,598
Nike, Inc., Class B	454,789	50,822,671
Total		69,709,269
Total Consumer Discretionary		364,204,484
CONSUMER STAPLES 2.7%
Food & Staples Retailing 2.7%
CVS Health Corp.	364,248	37,298,995
Total Consumer Staples		37,298,995
FINANCIALS 3.0%
Capital Markets 3.0%
Charles Schwab Corp. (The)	1,368,823	41,584,843
Total Financials		41,584,843
HEALTH CARE 24.9%
Biotechnology 8.5%
Celgene Corp.(a)	315,198	37,218,580
Incyte Corp.(a)	154,304	17,928,582
Regeneron Pharmaceuticals, Inc.(a)	38,391	19,713,778
Vertex Pharmaceuticals, Inc.(a)	334,198	42,616,929
Total		117,477,869

Common Stocks (continued)

Issuer	Shares	Value ($)
Health Care Providers & Services 6.4%
HCA Holdings, Inc.(a)	489,123	42,367,834
UnitedHealth Group, Inc.	400,261	46,310,198
Total		88,678,032
Life Sciences Tools & Services 3.3%
Illumina, Inc.(a)	230,122	45,474,408
Pharmaceuticals 6.7%
Allergan PLC(a)	162,352	49,312,797
Pacira Pharmaceuticals, Inc.(a)	357,988	20,602,209
Zoetis, Inc.	490,679	22,016,767
Total		91,931,773
Total Health Care		343,562,082
INDUSTRIALS 5.2%
Aerospace & Defense 3.0%
Boeing Co. (The)	312,165	40,793,722
Airlines 2.2%
Delta Air Lines, Inc.	710,173	31,091,374
Total Industrials		71,885,096
INFORMATION TECHNOLOGY 30.0%
Communications Equipment 1.2%
Palo Alto Networks, Inc.(a)	102,803	16,882,309
Internet Software & Services 13.3%
Alibaba Group Holding Ltd., ADR(a)	443,676	29,335,857
Facebook, Inc., Class A(a)	964,966	86,296,910
Google, Inc., Class A(a)	104,209	67,508,674
Total		183,141,441
IT Services 5.9%
FleetCor Technologies, Inc.(a)	199,622	29,775,618
Visa, Inc., Class A	731,814	52,178,338
Total		81,953,956
Semiconductors & Semiconductor Equipment 1.0%
NXP Semiconductors NV(a)	168,766	14,286,042
Software 5.2%
Electronic Arts, Inc.(a)	428,882	28,370,544
Salesforce.com, inc.(a)	620,831	43,060,838
Total		71,431,382

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
5

COLUMBIA MARSICO GROWTH FUND

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2015 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 3.4%
Apple, Inc.	416,248	46,936,124
Total Information Technology		414,631,254
MATERIALS 3.3%
Chemicals 3.3%
Sherwin-Williams Co. (The)	178,100	45,559,761
Total Materials		45,559,761
Total Common Stocks (Cost: $1,128,526,248)		1,318,726,515

Money Market Funds 4.7%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.150%(b)(c)	65,077,573	65,077,573
Total Money Market Funds (Cost: $65,077,573)		65,077,573
Total Investments (Cost: $1,193,603,821)		1,383,804,088
Other Assets & Liabilities, Net		(1,800,220)
Net Assets		1,382,003,868

Notes to Portfolio of Investments

(a)  Non-income producing investment.

(b)  The rate shown is the seven-day current annualized yield at August 31, 2015.

(c)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	20,601	495,702,515	(430,645,543)	65,077,573	23,989	65,077,573

Abbreviation Legend

ADR  American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
6

COLUMBIA MARSICO GROWTH FUND

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2015 (Unaudited)

Fair Value Measurements (continued)

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
7

COLUMBIA MARSICO GROWTH FUND

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2015 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at August 31, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	364,204,484	—	—	364,204,484
Consumer Staples	37,298,995	—	—	37,298,995
Financials	41,584,843	—	—	41,584,843
Health Care	343,562,082	—	—	343,562,082
Industrials	71,885,096	—	—	71,885,096
Information Technology	414,631,254	—	—	414,631,254
Materials	45,559,761	—	—	45,559,761
Total Common Stocks	1,318,726,515	—	—	1,318,726,515
Money Market Funds	—	65,077,573	—	65,077,573
Total Investments	1,318,726,515	65,077,573	—	1,383,804,088

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	20,601	20,601	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

There were no transfers of financial assets between Levels 2 and 3 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
8

COLUMBIA MARSICO GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2015 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $1,128,526,248)	$1,318,726,515
Affiliated issuers (identified cost $65,077,573)	65,077,573
Total investments (identified cost $1,193,603,821)	1,383,804,088
Receivable for:
Capital shares sold	454,701
Dividends	539,670
Prepaid expenses	8,304
Total assets	1,384,806,763
Liabilities
Payable for:
Capital shares purchased	1,973,632
Investment management fees	83,675
Distribution and/or service fees	30,135
Transfer agent fees	380,232
Compensation of board members	241,725
Other expenses	93,496
Total liabilities	2,802,895
Net assets applicable to outstanding capital stock	$1,382,003,868
Represented by
Paid-in capital	$914,327,879
Excess of distributions over net investment income	(4,800,985)
Accumulated net realized gain	282,276,707
Unrealized appreciation (depreciation) on:
Investments	190,200,267
Total — representing net assets applicable to outstanding capital stock	$1,382,003,868

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
9

COLUMBIA MARSICO GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

August 31, 2015 (Unaudited)

Class A
Net assets	$373,051,476
Shares outstanding	17,610,149
Net asset value per share	$21.18
Maximum offering price per share(a)	$22.47
Class B
Net assets	$2,413,863
Shares outstanding	135,326
Net asset value per share	$17.84
Class C
Net assets	$253,620,937
Shares outstanding	14,181,898
Net asset value per share	$17.88
Class I
Net assets	$2,136
Shares outstanding	97
Net asset value per share(b)	$21.94
Class R
Net assets	$21,242,632
Shares outstanding	1,027,010
Net asset value per share	$20.68
Class R4
Net assets	$22,994,123
Shares outstanding	1,032,402
Net asset value per share	$22.27
Class R5
Net assets	$10,599,540
Shares outstanding	475,551
Net asset value per share	$22.29
Class W
Net assets	$2,178
Shares outstanding	103
Net asset value per share(b)	$21.20
Class Z
Net assets	$698,076,983
Shares outstanding	31,954,585
Net asset value per share	$21.85

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

(b) Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
10

COLUMBIA MARSICO GROWTH FUND

STATEMENT OF OPERATIONS

Six Months Ended August 31, 2015 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$4,739,280
Dividends — affiliated issuers	23,989
Foreign taxes withheld	(55,191)
Total income	4,708,078
Expenses:
Investment management fees	5,596,786
Distribution and/or service fees
Class A	518,651
Class B	16,993
Class C	1,421,160
Class R	58,252
Class W	3
Transfer agent fees
Class A	384,997
Class B	3,164
Class C	263,729
Class R	21,613
Class R4	24,470
Class R5	2,967
Class W	2
Class Z	739,585
Compensation of board members	23,948
Custodian fees	7,663
Printing and postage fees	89,719
Registration fees	60,420
Professional fees	20,389
Line of credit interest expense	1,757
Other	24,504
Total expenses	9,280,772
Expense reductions	(1,016)
Total net expenses	9,279,756
Net investment loss	(4,571,678)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	282,699,125
Foreign currency translations	(1,334)
Net realized gain	282,697,791
Net change in unrealized appreciation (depreciation) on:
Investments	(346,779,923)
Foreign currency translations	(186)
Net change in unrealized depreciation	(346,780,109)
Net realized and unrealized loss	(64,082,318)
Net decrease in net assets from operations	$(68,653,996)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
11

COLUMBIA MARSICO GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015
Operations
Net investment loss	$(4,571,678)	$(1,759,617)
Net realized gain	282,697,791	311,831,507
Net change in unrealized depreciation	(346,780,109)	(155,835,167)
Net increase (decrease) in net assets resulting from operations	(68,653,996)	154,236,723
Distributions to shareholders
Net realized gains
Class A	(40,981,283)	(59,446,481)
Class B	(345,526)	(856,422)
Class C	(32,336,376)	(39,610,075)
Class I	(244)	(318)
Class R	(2,367,265)	(2,833,023)
Class R4	(2,472,274)	(3,258,966)
Class R5	(1,252,037)	(531,605)
Class W	(256)	(327)
Class Z	(76,671,182)	(111,607,180)
Total distributions to shareholders	(156,426,443)	(218,144,397)
Decrease in net assets from capital stock activity	(29,375,338)	(425,886,658)
Total decrease in net assets	(254,455,777)	(489,794,332)
Net assets at beginning of period	1,636,459,645	2,126,253,977
Net assets at end of period	$1,382,003,868	$1,636,459,645
Excess of distributions over net investment income	$(4,800,985)	$(229,307)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
12

COLUMBIA MARSICO GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended August 31, 2015 (Unaudited)		Year Ended February 28, 2015
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	1,333,078	30,818,161	2,745,485	68,040,942
Distributions reinvested	1,389,975	31,288,346	1,922,587	46,709,309
Redemptions	(2,603,496)	(61,034,091)	(12,670,417)	(321,341,633)
Net increase (decrease)	119,557	1,072,416	(8,002,345)	(206,591,382)
Class B shares
Subscriptions	8,134	155,163	19,730	418,438
Distributions reinvested	9,510	180,603	23,539	494,255
Redemptions(a)	(100,996)	(2,081,344)	(297,475)	(6,394,233)
Net decrease	(83,352)	(1,745,578)	(254,206)	(5,481,540)
Class C shares
Subscriptions	879,972	16,922,609	1,286,356	27,259,461
Distributions reinvested	898,409	17,096,730	988,355	20,751,106
Redemptions	(1,496,218)	(30,072,243)	(2,384,191)	(51,508,491)
Net increase (decrease)	282,163	3,947,096	(109,480)	(3,497,924)
Class I shares
Redemptions	—	—	(40)	(1,000)
Net decrease	—	—	(40)	(1,000)
Class R shares
Subscriptions	65,036	1,475,824	181,188	4,444,414
Distributions reinvested	99,529	2,188,649	111,209	2,643,325
Redemptions	(117,960)	(2,687,819)	(195,809)	(4,768,450)
Net increase	46,605	976,654	96,588	2,319,289
Class R4 shares
Subscriptions	24,924	621,756	168,369	4,413,563
Distributions reinvested	104,423	2,470,645	128,632	3,255,753
Redemptions	(166,495)	(4,105,953)	(215,478)	(5,586,759)
Net increase (decrease)	(37,148)	(1,013,552)	81,523	2,082,557
Class R5 shares
Subscriptions	349,726	8,989,224	154,062	3,967,730
Distributions reinvested	52,885	1,251,793	21,004	531,288
Redemptions	(117,787)	(2,775,414)	(88,392)	(2,261,019)
Net increase	284,824	7,465,603	86,674	2,237,999
Class W shares
Redemptions	—	—	(36)	(900)
Net decrease	—	—	(36)	(900)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
13

COLUMBIA MARSICO GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended August 31, 2015 (Unaudited)		Year Ended February 28, 2015
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity (continued)
Class Z shares
Subscriptions	1,465,738	35,153,586	11,602,560	302,594,839
Distributions reinvested	2,797,397	64,927,589	3,862,420	96,163,976
Redemptions	(5,775,032)	(140,159,152)	(23,689,528)	(615,712,572)
Net decrease	(1,511,897)	(40,077,977)	(8,224,548)	(216,953,757)
Total net decrease	(899,248)	(29,375,338)	(16,325,870)	(425,886,658)

(a) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
14

COLUMBIA MARSICO GROWTH FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended August 31, 2015		Year Ended February 28,						Year Ended February 29,		Year Ended February 28,
Class A	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$24.68		$25.65		$23.69		$22.25		$21.19		$16.75
Income from investment operations:
Net investment income (loss)	(0.07)		(0.02)		(0.05)		0.05		0.02		(0.01)
Net realized and unrealized gain (loss)	(0.94)		2.22		7.14		1.45		1.04		4.45
Total from investment operations	(1.01)		2.20		7.09		1.50		1.06		4.44
Less distributions to shareholders:
Net investment income	—		—		—		(0.06)		—		—
Net realized gains	(2.49)		(3.17)		(5.13)		—		—		—
Total distributions to shareholders	(2.49)		(3.17)		(5.13)		(0.06)		—		—
Proceeds from regulatory settlements	—		—		—		—		—		0.00	(a)
Net asset value, end of period	$21.18		$24.68		$25.65		$23.69		$22.25		$21.19
Total return	(4.68%)		9.11%		32.56%		6.78%		5.00%		26.51%
Ratios to average net assets(b)
Total gross expenses	1.19	%(c)(d)	1.17	%(c)	1.18	%(c)	1.36%		1.33	%(c)	1.30	%(c)
Total net expenses(e)	1.19	%(c)(d)(f)	1.17	%(c)(f)	1.18	%(c)(f)	1.26	%(f)	1.28	%(c)(f)	1.30	%(c)(f)
Net investment income (loss)	(0.58	%)(d)	(0.10%)		(0.20%)		0.24%		0.08%		(0.05%)
Supplemental data
Net assets, end of period (in thousands)	$373,051		$431,633		$653,959		$593,794		$728,788		$1,021,724
Portfolio turnover	45%		69%		97%		90%		65%		67%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Ratios include line of credit interest expense which is less than 0.01%.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
15

COLUMBIA MARSICO GROWTH FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2015		Year Ended February 28,						Year Ended February 29,		Year Ended February 28,
Class B	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$21.22		$22.50		$21.33		$20.13		$19.31		$15.38
Income from investment operations:
Net investment loss	(0.14)		(0.18)		(0.21)		(0.10)		(0.13)		(0.13)
Net realized and unrealized gain (loss)	(0.78)		1.92		6.35		1.30		0.95		4.06
Total from investment operations	(0.92)		1.74		6.14		1.20		0.82		3.93
Less distributions to shareholders:
Net realized gains	(2.46)		(3.02)		(4.97)		—		—		—
Total distributions to shareholders	(2.46)		(3.02)		(4.97)		—		—		—
Proceeds from regulatory settlements	—		—		—		—		—		0.00	(a)
Net asset value, end of period	$17.84		$21.22		$22.50		$21.33		$20.13		$19.31
Total return	(5.03%)		8.26%		31.58%		5.96%		4.25%		25.55%
Ratios to average net assets(b)
Total gross expenses	1.93	%(c)(d)	1.92	%(c)	1.92	%(c)	2.10%		2.09	%(c)	2.05	%(c)
Total net expenses(e)	1.93	%(c)(d)(f)	1.92	%(c)(f)	1.92	%(c)(f)	2.01	%(f)	2.03	%(c)(f)	2.05	%(c)(f)
Net investment loss	(1.33	%)(d)	(0.85%)		(0.93%)		(0.52%)		(0.68%)		(0.78%)
Supplemental data
Net assets, end of period (in thousands)	$2,414		$4,641		$10,639		$18,659		$27,041		$41,675
Portfolio turnover	45%		69%		97%		90%		65%		67%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Ratios include line of credit interest expense which is less than 0.01%.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
16

COLUMBIA MARSICO GROWTH FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2015		Year Ended February 28,						Year Ended February 29,		Year Ended February 28,
Class C	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$21.27		$22.54		$21.35		$20.15		$19.34		$15.40
Income from investment operations:
Net investment loss	(0.14)		(0.18)		(0.22)		(0.10)		(0.13)		(0.13)
Net realized and unrealized gain (loss)	(0.79)		1.93		6.38		1.30		0.94		4.07
Total from investment operations	(0.93)		1.75		6.16		1.20		0.81		3.94
Less distributions to shareholders:
Net realized gains	(2.46)		(3.02)		(4.97)		—		—		—
Total distributions to shareholders	(2.46)		(3.02)		(4.97)		—		—		—
Proceeds from regulatory settlements	—		—		—		—		—		0.00	(a)
Net asset value, end of period	$17.88		$21.27		$22.54		$21.35		$20.15		$19.34
Total return	(5.06%)		8.30%		31.64%		5.96%		4.19%		25.58%
Ratios to average net assets(b)
Total gross expenses	1.94	%(c)(d)	1.92	%(c)	1.93	%(c)	2.10%		2.09	%(c)	2.05	%(c)
Total net expenses(e)	1.94	%(c)(d)(f)	1.92	%(c)(f)	1.93	%(c)(f)	2.01	%(f)	2.03	%(c)(f)	2.05	%(c)(f)
Net investment loss	(1.33	%)(d)	(0.84%)		(0.95%)		(0.51%)		(0.67%)		(0.78%)
Supplemental data
Net assets, end of period (in thousands)	$253,621		$295,583		$315,734		$276,437		$330,213		$390,384
Portfolio turnover	45%		69%		97%		90%		65%		67%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Ratios include line of credit interest expense which is less than 0.01%.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
17

COLUMBIA MARSICO GROWTH FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2015		Year Ended February 28,					Year Ended February 29,		Year Ended February 28,
Class I	(Unaudited)		2015		2014		2013	2012		2011(a)
Per share data
Net asset value, beginning of period	$25.43		$26.31		$24.17		$22.77	$21.55		$18.29
Income from investment operations:
Net investment income (loss)	(0.02)		0.09		0.07		0.15	0.13		0.01
Net realized and unrealized gain (loss)	(0.96)		2.29		7.31		1.47	1.09		3.29
Total from investment operations	(0.98)		2.38		7.38		1.62	1.22		3.30
Less distributions to shareholders:
Net investment income	—		—		(0.01)		(0.22)	—		(0.04)
Net realized gains	(2.51)		(3.26)		(5.23)		—	—		—
Total distributions to shareholders	(2.51)		(3.26)		(5.24)		(0.22)	—		(0.04)
Net asset value, end of period	$21.94		$25.43		$26.31		$24.17	$22.77		$21.55
Total return	(4.43%)		9.60%		33.18%		7.20%	5.66%		18.05%
Ratios to average net assets(b)
Total gross expenses	0.73	%(c)(d)	0.73	%(c)	0.70	%(c)	0.87%	0.89	%(c)	0.88	%(c)(d)
Total net expenses(e)	0.73	%(c)(d)	0.73	%(c)	0.70	%(c)	0.87%	0.88	%(c)(f)	0.88	%(c)(d)(f)
Net investment income (loss)	(0.13	%)(d)	0.35%		0.28%		0.65%	0.64%		0.06	%(d)
Supplemental data
Net assets, end of period (in thousands)	$2		$2		$4		$3	$3		$11,201
Portfolio turnover	45%		69%		97%		90%	65%		67%

Notes to Financial Highlights

(a)  Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Ratios include line of credit interest expense which is less than 0.01%.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
18

COLUMBIA MARSICO GROWTH FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2015		Year Ended February 28,						Year Ended February 29,		Year Ended February 28,
Class R	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$24.17		$25.20		$23.36		$21.94		$20.94		$16.60
Income from investment operations:
Net investment income (loss)	(0.10)		(0.08)		(0.11)		(0.00	)(a)	(0.03)		(0.05)
Net realized and unrealized gain (loss)	(0.91)		2.17		7.02		1.43		1.03		4.39
Total from investment operations	(1.01)		2.09		6.91		1.43		1.00		4.34
Less distributions to shareholders:
Net investment income	—		—		—		(0.01)		—		—
Net realized gains	(2.48)		(3.12)		(5.07)		—		—		—
Total distributions to shareholders	(2.48)		(3.12)		(5.07)		(0.01)		—		—
Proceeds from regulatory settlements	—		—		—		—		—		0.00	(a)
Net asset value, end of period	$20.68		$24.17		$25.20		$23.36		$21.94		$20.94
Total return	(4.78%)		8.81%		32.24%		6.50%		4.78%		26.14%
Ratios to average net assets(b)
Total gross expenses	1.44	%(c)(d)	1.42	%(c)	1.43	%(c)	1.61%		1.58	%(c)	1.55	%(c)
Total net expenses(e)	1.44	%(c)(d)(f)	1.42	%(c)(f)	1.43	%(c)(f)	1.51	%(f)	1.53	%(c)(f)	1.55	%(c)(f)
Net investment income (loss)	(0.83	%)(d)	(0.34%)		(0.45%)		(0.00	%)(a)	(0.16%)		(0.27%)
Supplemental data
Net assets, end of period (in thousands)	$21,243		$23,700		$22,273		$19,530		$21,166		$20,548
Portfolio turnover	45%		69%		97%		90%		65%		67%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Ratios include line of credit interest expense which is less than 0.01%.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
19

COLUMBIA MARSICO GROWTH FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2015		Year Ended February 28,
Class R4	(Unaudited)		2015		2014		2013(a)
Per share data
Net asset value, beginning of period	$25.80		$26.66		$24.44		$22.14
Income from investment operations:
Net investment income (loss)	(0.04)		0.04		0.02		0.08
Net realized and unrealized gain (loss)	(0.99)		2.32		7.38		2.32
Total from investment operations	(1.03)		2.36		7.40		2.40
Less distributions to shareholders:
Net investment income	—		—		(0.00	)(b)	(0.10)
Net realized gains	(2.50)		(3.22)		(5.18)		—
Total distributions to shareholders	(2.50)		(3.22)		(5.18)		(0.10)
Net asset value, end of period	$22.27		$25.80		$26.66		$24.44
Total return	(4.56%)		9.39%		32.88%		10.89%
Ratios to average net assets(c)
Total gross expenses	0.93	%(d)(e)	0.92	%(d)	0.93	%(d)	1.01	%(e)
Total net expenses(f)	0.93	%(d)(e)(g)	0.92	%(d)(g)	0.93	%(d)(g)	1.00	%(e)
Net investment income (loss)	(0.33	%)(e)	0.16%		0.07%		1.11	%(e)
Supplemental data
Net assets, end of period (in thousands)	$22,994		$27,591		$26,343		$66
Portfolio turnover	45%		69%		97%		90%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Annualized.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
20

COLUMBIA MARSICO GROWTH FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2015		Year Ended February 28,
Class R5	(Unaudited)		2015		2014		2013(a)
Per share data
Net asset value, beginning of period	$25.80		$26.66		$24.43		$22.14
Income from investment operations:
Net investment income (loss)	(0.02)		0.08		0.05		0.09
Net realized and unrealized gain (loss)	(0.98)		2.31		7.40		2.32
Total from investment operations	(1.00)		2.39		7.45		2.41
Less distributions to shareholders:
Net investment income	—		—		(0.01)		(0.12)
Net realized gains	(2.51)		(3.25)		(5.21)		—
Total distributions to shareholders	(2.51)		(3.25)		(5.22)		(0.12)
Net asset value, end of period	$22.29		$25.80		$26.66		$24.43
Total return	(4.46%)		9.51%		33.12%		10.92%
Ratios to average net assets(b)
Total gross expenses	0.80	%(c)(d)	0.78	%(c)	0.77	%(c)	0.89	%(d)
Total net expenses(e)	0.80	%(c)(d)	0.78	%(c)	0.77	%(c)	0.89	%(d)
Net investment income (loss)	(0.18	%)(d)	0.31%		0.18%		1.22	%(d)
Supplemental data
Net assets, end of period (in thousands)	$10,600		$4,922		$2,774		$3
Portfolio turnover	45%		69%		97%		90%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Ratios include line of credit interest expense which is less than 0.01%.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
21

COLUMBIA MARSICO GROWTH FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2015		Year Ended February 28,					Year Ended February 29,		Year Ended February 28,
Class W	(Unaudited)		2015		2014		2013	2012		2011(a)
Per share data
Net asset value, beginning of period	$24.69		$25.66		$23.69		$22.26	$21.20		$17.98
Income from investment operations:
Net investment income (loss)	(0.07)		(0.01)		(0.04)		0.06	0.02		0.01
Net realized and unrealized gain (loss)	(0.93)		2.22		7.14		1.44	1.04		3.21
Total from investment operations	(1.00)		2.21		7.10		1.50	1.06		3.22
Less distributions to shareholders:
Net investment income	—		—		—		(0.07)	—		—
Net realized gains	(2.49)		(3.18)		(5.13)		—	—		—
Total distributions to shareholders	(2.49)		(3.18)		(5.13)		(0.07)	—		—
Net asset value, end of period	$21.20		$24.69		$25.66		$23.69	$22.26		$21.20
Total return	(4.63%)		9.14%		32.63%		6.76%	5.00%		17.91%
Ratios to average net assets(b)
Total gross expenses	1.15	%(c)(d)	1.12	%(c)	1.15	%(c)	1.35%	1.29	%(c)	1.28	%(c)(d)
Total net expenses(e)	1.15	%(c)(d)(f)	1.12	%(c)(f)	1.15	%(c)(f)	1.26%	1.26	%(c)(f)	1.28	%(c)(d)(f)
Net investment income (loss)	(0.55	%)(d)	(0.04%)		(0.17%)		0.25%	0.11%		0.17	%(d)
Supplemental data
Net assets, end of period (in thousands)	$2		$3		$4		$3	$3		$3
Portfolio turnover	45%		69%		97%		90%	65%		67%

Notes to Financial Highlights

(a)  Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Ratios include line of credit interest expense which is less than 0.01%.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
22

COLUMBIA MARSICO GROWTH FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2015		Year Ended February 28,						Year Ended February 29,		Year Ended February 28,
Class Z	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$25.35		$26.25		$24.13		$22.71		$21.57		$17.02
Income from investment operations:
Net investment income (loss)	(0.04)		0.03		0.02		0.10		0.07		0.04
Net realized and unrealized gain (loss)	(0.96)		2.29		7.28		1.48		1.07		4.52
Total from investment operations	(1.00)		2.32		7.30		1.58		1.14		4.56
Less distributions to shareholders:
Net investment income	—		—		(0.00	)(a)	(0.16)		—		(0.01)
Net realized gains	(2.50)		(3.22)		(5.18)		—		—		—
Total distributions to shareholders	(2.50)		(3.22)		(5.18)		(0.16)		—		(0.01)
Proceeds from regulatory settlements	—		—		—		—		—		0.00	(a)
Net asset value, end of period	$21.85		$25.35		$26.25		$24.13		$22.71		$21.57
Total return	(4.52%)		9.39%		32.89%		7.02%		5.29%		26.81%
Ratios to average net assets(b)
Total gross expenses	0.93	%(c)(d)	0.92	%(c)	0.92	%(c)	1.10%		1.08	%(c)	1.05	%(c)
Total net expenses(e)	0.93	%(c)(d)(f)	0.92	%(c)(f)	0.92	%(c)(f)	1.02	%(f)	1.03	%(c)(f)	1.05	%(c)(f)
Net investment income (loss)	(0.33	%)(d)	0.13%		0.07%		0.43%		0.34%		0.24%
Supplemental data
Net assets, end of period (in thousands)	$698,077		$848,385		$1,094,525		$1,237,679		$2,108,304		$2,063,751
Portfolio turnover	45%		69%		97%		90%		65%		67%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Ratios include line of credit interest expense which is less than 0.01%.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
23

COLUMBIA MARSICO GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

August 31, 2015 (Unaudited)

Note 1. Organization

Columbia Marsico Growth Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class R, Class R4, Class R5, Class W and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year after purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund's prospectus.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest

Semiannual Report 2015
24

COLUMBIA MARSICO GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2015 (Unaudited)

quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees (the Board), including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the NYSE. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund's management. Management's estimates are subsequently adjusted when the actual character of the

Semiannual Report 2015
25

COLUMBIA MARSICO GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2015 (Unaudited)

distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In May 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2015-07, Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). ASU No. 2015-07 changes the disclosure requirements for investments for which fair value is measured using the net asset value per share practical expedient. The disclosure requirements are effective for annual periods beginning after December 15, 2015 and interim periods within those fiscal years. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Other Transactions with Affiliates

Management Fees

Effective July 1, 2015, the Fund entered into a Management Agreement with Columbia Management

Semiannual Report 2015
26

COLUMBIA MARSICO GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2015 (Unaudited)

Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund's subadviser (see Subadvisory Agreement) has the primary responsibility for the day-to-day portfolio management of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.77% to 0.57% as the Fund's net assets increase. The annualized effective management services fee rate for the six months ended August 31, 2015 was 0.72% of the Fund's average daily net assets.

Prior to July 1, 2015, the Fund paid the Investment Manager an annual fee for advisory services under an Investment Management Services Agreement and a separate annual fee for administrative and accounting services under an Administrative Services Agreement. For the period from March 1, 2015 through June 30, 2015, the investment advisory services fee paid to the Investment Manager was $3,497,170, and the administrative services fee paid to the Investment Manager was $289,936.

Subadvisory Agreement

The Investment Manager has entered into a Subadvisory Agreement with Marsico Capital Management, LLC (Marsico) to serve as the subadviser to the Fund. The Investment Manager compensates Marsico to manage the investment of the Fund's assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended August 31, 2015, other expenses paid by the Fund to this company were $1,707.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are

compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these Board members may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Transfer Agency Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Class I shares do not pay transfer agency fees. Total transfer agency fees for Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares.

For the six months ended August 31, 2015, the Fund's annualized effective transfer agency fee rates as a

Semiannual Report 2015
27

COLUMBIA MARSICO GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2015 (Unaudited)

percentage of average daily net assets of each class were as follows:

Class A	0.19%
Class B	0.19
Class C	0.19
Class R	0.19
Class R4	0.19
Class R5	0.05
Class W	0.15
Class Z	0.19

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2015, these minimum account balance fees reduced total expenses of the Fund by $1,016.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee at the maximum annual rate of 0.25% of the average daily net assets attributable to Class B, Class C and Class W shares of the Fund and the payment of a monthly distribution fee at the maximum annual rates of 0.75%, 0.75%, 0.50% and 0.25% of the average daily net assets attributable to Class B, Class C, Class R and Class W shares of the Fund, respectively.

Although the Fund may pay a distribution fee up to 0.25% of the Fund's average daily net assets attributable to Class W shares and a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class W shares, the aggregate fee shall not exceed 0.25% of the Fund's average daily net assets attributable to Class W shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $58,569 for Class A, $70 for Class B and $2,439 for Class C shares for the six months ended August 31, 2015.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the annual rates of:

	Contractual Expense Cap July 1, 2015 Through June 30, 2016	Voluntary Expense Cap Prior to July 1, 2015
Class A	1.20%	1.22%
Class B	1.95	1.97
Class C	1.95	1.97
Class I	0.81	0.83
Class R	1.45	1.47
Class R4	0.95	0.97
Class R5	0.86	0.88
Class W	1.20	1.22
Class Z	0.95	0.97

The contractual agreement may be modified or amended only with approval from all parties. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and other expenses the exclusion of which is specifically approved by the Board. Any fees waived and/or expenses reimbursed under the expense reimbursement

Semiannual Report 2015
28

COLUMBIA MARSICO GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2015 (Unaudited)

arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At August 31, 2015, the cost of investments for federal income tax purposes was approximately $1,193,604,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$228,875,000
Unrealized depreciation	(38,675,000)
Net unrealized appreciation	$190,200,000

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $673,997,788 and $916,504,910, respectively, for the six months ended August 31, 2015. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $550 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations.

For the six months ended August 31, 2015, the average daily loan balance outstanding on days when borrowing existed was $12,600,000 at a weighted average interest rate of 1.18%. Interest expense incurred by the Fund is recorded as a line of credit interest expense in the Statement of Operations.

Note 8. Significant Risks

Consumer Discretionary Sector Risk

The Fund may be more susceptible to the particular risks that may affect companies in the consumer discretionary sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the consumer discretionary sector are subject to certain risks, including fluctuations in the performance of the overall domestic and international economy, interest rate changes, increased competition and consumer confidence. Performance of such companies may be affected by factors including reduced disposable household income, reduced consumer spending, changing demographics and consumer tastes.

Health Care Sector Risk

The Fund may be more susceptible to the particular risks that may affect companies in the health care sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the health care sector are subject to certain risks, including restrictions on government reimbursement for medical expenses, government approval of medical products and services, competitive pricing pressures, and the rising cost of medical products and services (especially for companies dependent upon a relatively limited number of products or services). Performance of such companies may be affected by factors including, government regulation, obtaining and protecting patents (or the failure to do so), product liability and other similar litigation as well as product obsolescence.

Semiannual Report 2015
29

COLUMBIA MARSICO GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2015 (Unaudited)

Technology and Technology-related Investment Risk

The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies' securities historically have been more volatile than other securities, especially over the short term.

Shareholder Concentration Risk

At August 31, 2015, three unaffiliated shareholders of record owned 53.6% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc.

(Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2015
30

COLUMBIA MARSICO GROWTH FUND

INTERIM APPROVAL OF INVESTMENT MANAGEMENT SERVICES AND SUBADVISORY AGREEMENTS

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Marsico Growth Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under a Subadvisory Agreement (the Subadvisory Agreement) between Columbia Management and Marsico Capital Management, LLC (the Subadviser), the Subadviser has provided portfolio management and related services for the Fund.

The Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considered the renewal of the IMS Agreement and the Subadvisory Agreement (together, the Advisory Agreements) for a two-month period (Short-Term Period) in order to align the Advisory Agreements with the review cycle of other funds in the Columbia family of funds. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2015, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel, and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.

The Board, at its April 13-15, 2015 in-person Board meeting (the April Meeting), considered the renewal of the Advisory Agreements for the Short-Term Period. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory and subadvisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements for the Short-Term Period.

Nature, Extent and Quality of Services Provided by Columbia Management and the Subadviser

The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Management and the Subadviser, as well as their history, reputation, expertise, resources and relative capabilities, and the qualifications of their personnel.

With respect to Columbia Management, the Board specifically considered many developments during the past year concerning the services provided by Columbia Management. The Board took into account the information it received and reviewed concerning Columbia Management's ongoing oversight and monitoring of the subadvisers, observing the broad scope of services provided by Columbia Management to each subadvised Fund, including, among other noted services, investment, risk and compliance oversight. The Board also took into account the Subadviser oversight structure and the Columbia Management team dedicated thereto as well as the contemplated enhancements to the team and its resources. The Board also noted the information it received concerning Columbia Management's ability to retain its key portfolio management personnel.

In connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management. In evaluating the quality of services provided under the IMS Agreement and the Fund's Administrative Services Agreement, the Board also took into account the organization and strength of the Fund's and its service providers' compliance programs. The Board also reviewed the financial condition of Columbia Management and its affiliates and their ability to carry out their responsibilities under the IMS Agreement and the Fund's other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. In addition, the Board discussed the acceptability of the terms of the IMS Agreement for the Short-Term Period.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that the services being performed by Columbia Management and its affiliates were acceptable for the Short-Term Period.

Semiannual Report 2015
31

COLUMBIA MARSICO GROWTH FUND

INTERIM APPROVAL OF INVESTMENT MANAGEMENT SERVICES AND SUBADVISORY AGREEMENTS (continued)

With respect to the Subadviser, the Board observed that it had previously approved the Subadviser's code of ethics and compliance program, that the Chief Compliance Officer of the Fund continues to monitor the code and the program, and that no material concerns have been reported. The Board also considered the Subadviser's organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered the Subadviser's capability and wherewithal to carry out its responsibilities under the Subadvisory Agreement for the Short-Term Period. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreement for the Short-Term Period. The Board noted that the terms of the Subadvisory Agreement are generally consistent with the terms of other subadviser agreements for subadvisers who manage other funds managed by the Investment Manager. Based on the foregoing, and based on other information received (both oral and written) and other considerations, including, in particular, the performance of the Fund (discussed below), as well as the Investment Manager's recommendation that the Board approve renewal of the Subadvisory Agreement with the Subadviser the Board concluded that the services being performed under the Subadvisory Agreement were acceptable for purposes of renewal for the Short-Term Period.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the Advisory Agreements, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. Additionally, the Board reviewed the performance of the Subadviser and Columbia Management's process for selecting and monitoring the Subadviser. The Board considered, in particular, management's rationale for recommending the continued retention of the Subadviser. The Board observed that for purposes of approving the Advisory Agreements for the Short-Term Period, the Fund's performance was acceptable.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management, its Affiliates and the Subadviser from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Management's profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that the total expense ratio of the Fund is generally no higher than the median expense ratio of funds in the same comparison universe of the Fund).

Additionally, the Board reviewed the level of subadvisory fees paid to theSubadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. The Board observed that the subadvisory fee level for the Subadviser was generally comparable to those charged by other subadvisers to similar funds managed by the Investment Manager. The Board also reviewed fee rates charged by the Subadviser to other client accounts.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. For purposes of approving the Advisory Agreements for the Short-Term Period, the Board concluded that the investment management service and subadvisory fees were fair and reasonable, observing that the profitability levels also seemed reasonable.

Semiannual Report 2015
32

COLUMBIA MARSICO GROWTH FUND

INTERIM APPROVAL OF INVESTMENT MANAGEMENT SERVICES AND SUBADVISORY AGREEMENTS (continued)

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that IMS fees decline as Fund assets exceed various breakpoints.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that, for purposes of its consideration of the renewal of the Advisory Agreements for the Short-Term Period, fees payable under the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. The Board noted its understanding that it would undertake the full consideration of renewal of the Advisory Agreements for the full annual period at its June 2015 meetings. On April 15, 2015, the Board, including all of the Independent Trustees, approved the renewal of the Advisory Agreements for the Short-Term Period.

Semiannual Report 2015
33

COLUMBIA MARSICO GROWTH FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AND SUBADVISORY AGREEMENTS

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager, and together with its global affiliates, Columbia Threadneedle), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Marsico Growth Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under a Subadvisory Agreement (the Subadvisory Agreement) between Columbia Management and Marsico Capital Management, LLC (the Subadviser), the Subadviser has provided portfolio management and related services for the Fund.

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement and the Subadvisory Agreement (together, the Advisory Agreements). Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March, April and June 2015, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March, April and June were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials were revised to reflect discussion and subsequent requests made by the Board representatives. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.

The Board, at its June 15-17, 2015 in-person Board meeting (the June Meeting), considered the renewal of the Advisory Agreements for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory and subadvisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.

Nature, Extent and Quality of Services Provided by Columbia Management and the Subadviser

The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Management and the Subadviser, as well as their history, reputation, expertise, resources and relative capabilities, and the qualifications of their personnel.

With respect to Columbia Management, the Board specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, detailed information regarding the process employed by Columbia Management for selecting and overseeing affiliated and unaffiliated subadvisers and the planned enhancements for the Subadviser investment oversight, research and monitoring program, including a restructuring and bolstering of the subadvisory oversight and research team. The Board took into account the broad scope of services provided by Columbia Management to each subadvised Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Management's ability to attract and retain key portfolio management personnel.

In connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management, recalling the information it received highlighting achievements in 2014 in the performance of administrative services. In evaluating the quality of services provided under the IMS Agreement and the Fund's Administrative Services Agreement, the Board also took into account the organization and strength of the Fund's and its service providers' compliance programs. The Board also reviewed the financial condition of Columbia Management and its affiliates and their ability to carry out their responsibilities under the IMS Agreement and the Fund's other service agreements with

Semiannual Report 2015
34

COLUMBIA MARSICO GROWTH FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AND SUBADVISORY AGREEMENTS (continued)

affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. In addition, the Board discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board took into account the proposed combination of the forms of IMS Agreements and Administrative Services Agreements into a single form of agreement with the combined form reflecting no proposed change in services or fees. Given no material change, the Trustees agreed to the combined form, to be effective upon each Fund's next annual update. The Board concluded that the services being performed under the IMS Agreement and the Administrative Services Agreement were of a reasonably high quality.

With respect to the Subadviser, the Board observed that it had previously approved the Subadviser's code of ethics and compliance program, that the Chief Compliance Officer of the Fund continues to monitor the code and the program, and that no material concerns have been reported. The Board also considered the Subadviser's organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered the Subadviser's capability and wherewithal to carry out its responsibilities under the Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreement, including the scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreement are generally consistent with the terms of other subadviser agreements for subadvisers who manage other funds managed by the Investment Manager. It was observed that no material changes were recommended to the Subadvisory Agreement.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that the Subadviser was in a position to provide quality services to the Fund, recognizing that the Subadviser was being subject to heightened surveillance.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the Advisory Agreements, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed the Fund's underperformance for certain periods, noting that appropriate steps (such as changes to the Subadviser oversight team and heightened surveillance) had been taken or are contemplated to help improve the Fund's performance.

Additionally, the Board reviewed the performance of the Subadviser and Columbia Management's process for selecting and monitoring the Subadviser and the enhancements being implemented to the program. The Board considered, in particular, management's rationale for recommending the continued retention of the Subadviser.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management, its Affiliates and the Subadviser from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Management's profitability.

The Board considered the reports of its independent fee consultant, JDL, which assisted in the Board's analysis of the Funds' performance and expenses, and JDL's conclusion that the effective investment management fee rate for the Fund remains within a reasonable range. The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that the total expense ratio of the Fund is generally no higher than the median expense ratio of funds in the same comparison universe of the Fund). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe's median expense ratio.

Semiannual Report 2015
35

COLUMBIA MARSICO GROWTH FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AND SUBADVISORY AGREEMENTS (continued)

Additionally, the Board reviewed the level of subadvisory fees paid to the Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. The Board observed that the subadvisory fee level for the Subadviser was generally comparable to those charged by other subadvisers to similar funds managed by the Investment Manager. The Board also reviewed fee rates charged by the Subadviser to other client accounts. The Board also reviewed fee rates charged by other comparable mutual funds employing the Subadviser to provide subadvisory services. Based on its reviews, including recommendations from JDL, the Board concluded that the Fund's investment management and subadvisory fees were fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Management and Ameriprise from managing, operating and distributing the Funds. The Board took into account JDL's conclusion that 2014 Columbia Management profitability was reasonable. It also considered that Columbia Management generated 2014 profitability that only moderately exceeded 2013 levels. It was further observed that, based on information presented, 2014 overall profitability is in line with profitability levels of industry competitors. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that IMS fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that fees payable under the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 17, 2015, the Board, including all of the Independent Trustees, approved the renewal of the Advisory Agreements.

Semiannual Report 2015
36

COLUMBIA MARSICO GROWTH FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedle.com/us; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2015
37

Columbia Marsico Growth Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to columbiathreadneedle.com/us. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2015 Columbia Management Investment Advisers, LLC.

columbiathreadneedle.com/us

SAR188_02_E01_(10/15)

SEMIANNUAL REPORT

August 31, 2015

COLUMBIA MID CAP INDEX FUND

PRESIDENT'S MESSAGE

Dear Shareholder,

Today's investors are typically focused on outcomes, like living a certain retirement lifestyle, paying for college education or building a legacy. But in today's complex global investment landscape, even simple goals are not easily achieved.

At Columbia Threadneedle Investments, we aspire to help satisfy five core needs of today's investors:

■  Generate an appropriate stream of income in retirement

Traditional approaches to generating income may not provide the diversification benefits they once did, and they may actually introduce unwanted risk in today's market. To seek to improve your potential to live comfortably long term, we endeavor to pursue investments that explore less traveled paths to income.

■  Navigate a changing interest rate environment

Today's uncertain market environment includes the prospect of a rise in interest rates. Blending traditional investments with non-traditional or alternative products may help protect your wealth during periods of volatility. We can help strengthen your portfolio with agile products designed to take on the market's ups and downs.

■  Maximize after-tax returns

In an environment where what you keep may be more important than what you earn, municipal bonds can help mitigate high tax burdens while providing potentially attractive yields. Our state and federal tax-exempt products are aimed at helping investors manage risk, minimize the fluctuation of capital and grow wealth on a more tax-efficient basis.

■  Grow assets to achieve financial goals

We believe that finding and protecting growth comes from a disciplined security selection process designed to create excess return. Our goal is to provide investment solutions built to help you face today's market challenges and grow your assets at each crossroad of your journey.

■  Ease the impact of volatile markets

Despite a bull market run that has benefited many investors over the past several years, it's important to remember the lessons of 2008 and the value that a well-diversified portfolio may provide through times of market volatility. We are here to help you hold onto the savings you have worked tirelessly to amass, and to provide you the best opportunity to maintain your standard of living regardless of market conditions.

Find out today how we can help you confidently invest to realize your dreams. Please visit us at blog.columbiathreadneedleus.com/our-best-ideas to learn more about our unique investment solutions.

The world is constantly changing, but our priority remains the same: to help you secure your finances, meet your goals and achieve success. Thank you for your continued investment with us.

Sincerely,

Christopher O. Petersen
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit columbiathreadneedle.com/us. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2015

COLUMBIA MID CAP INDEX FUND

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	15
Statement of Operations	17
Statement of Changes in Net Assets	18
Financial Highlights	20
Notes to Financial Statements	24
Interim Approval of Investment Management Services Agreement	32
Approval of Investment Management Services Agreement	34
Important Information About This Report	37

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiathreadneedle.com/us or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2015

COLUMBIA MID CAP INDEX FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia Mid Cap Index Fund (the Fund) Class A shares returned -5.42% for the six-month period that ended August 31, 2015.

■  The Fund underperformed its benchmark, the unmanaged S&P MidCap 400 Index, which returned -5.22% for the same period.

Average Annual Total Returns (%) (for period ended August 31, 2015)

	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class A	05/31/00	-5.42	-0.45	15.61	8.28
Class I*	09/27/10	-5.34	-0.16	15.93	8.57
Class R5*	11/08/12	-5.32	-0.20	15.93	8.57
Class Z	03/31/00	-5.34	-0.21	15.90	8.55
S&P MidCap 400 Index		-5.22	0.01	16.14	8.69

All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedle.com/us or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedle.com/us/investment-products/mutual-funds/appended-performance for more information.

The S&P MidCap 400 Index is a market-value weighted index that tracks the performance of 400 mid-cap U.S. companies.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Semiannual Report 2015
2

COLUMBIA MID CAP INDEX FUND

PORTFOLIO OVERVIEW

(Unaudited)

Top Ten Holdings (%) (at August 31, 2015)
Church & Dwight Co., Inc.	0.8
Jarden Corp.	0.7
Foot Locker, Inc.	0.7
Alaska Air Group, Inc.	0.6
Hologic, Inc.	0.6
Wabtec Corp.	0.6
HollyFrontier Corp.	0.6
LKQ Corp.	0.6
Extra Space Storage, Inc.	0.6
Federal Realty Investment Trust	0.6

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at August 31, 2015)
Common Stocks	97.6
Money Market Funds	2.4
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Equity Sector Breakdown (%) (at August 31, 2015)
Consumer Discretionary	13.8
Consumer Staples	4.5
Energy	3.7
Financials	25.5
Health Care	9.5
Industrials	15.3
Information Technology	15.9
Materials	6.9
Telecommunication Services	0.2
Utilities	4.7
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

Portfolio Management

Christopher Lo, CFA

Vadim Shteyn

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on a fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2015 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2015
3

COLUMBIA MID CAP INDEX FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

March 1, 2015 – August 31, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	945.80	1,023.00	2.21	2.30	0.45
Class I	1,000.00	1,000.00	946.60	1,024.26	0.98	1.02	0.20
Class R5	1,000.00	1,000.00	946.80	1,024.26	0.98	1.02	0.20
Class Z	1,000.00	1,000.00	946.60	1,024.26	0.98	1.02	0.20

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2015
4

COLUMBIA MID CAP INDEX FUND

PORTFOLIO OF INVESTMENTS

August 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 97.6%

Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY 13.5%
Auto Components 0.5%
Dana Holding Corp.	387,610	6,798,679
Gentex Corp.	699,006	10,834,593
Total		17,633,272
Automobiles 0.2%
Thor Industries, Inc.	108,304	5,911,232
Distributors 0.6%
LKQ Corp.(a)	722,757	21,675,483
Diversified Consumer Services 0.9%
Apollo Education Group, Inc., Class A(a)	229,180	2,546,190
DeVry Education Group, Inc.	136,258	3,564,509
Graham Holdings Co., Class B	10,533	6,968,211
Service Corp. International	480,161	14,236,774
Sotheby's	146,942	5,173,828
Total		32,489,512
Hotels, Restaurants & Leisure 2.2%
Brinker International, Inc.	145,259	7,717,611
Buffalo Wild Wings, Inc.(a)	45,130	8,560,258
Cheesecake Factory, Inc. (The)	107,755	5,847,864
Cracker Barrel Old Country Store, Inc.	56,920	8,206,726
Domino's Pizza, Inc.	131,140	13,892,971
Dunkin' Brands Group, Inc.	228,660	11,469,586
International Speedway Corp., Class A	66,409	2,131,065
Jack in the Box, Inc.	89,170	6,971,311
Panera Bread Co., Class A(a)	60,271	10,746,319
Wendy's Co. (The)	549,268	5,003,831
Total		80,547,542
Household Durables 2.2%
Jarden Corp.(a)	460,041	23,618,505
KB Home	216,306	3,168,883
MDC Holdings, Inc.	92,858	2,645,524
NVR, Inc.(a)	9,176	13,947,061
Tempur Sealy International, Inc.(a)	144,994	10,587,462
Toll Brothers, Inc.(a)	380,766	14,076,919
TRI Pointe Group, Inc.(a)	350,200	4,860,776
Tupperware Brands Corp.	118,430	6,067,169
Total		78,972,299

Common Stocks (continued)

Issuer	Shares	Value ($)
Internet & Catalog Retail 0.1%
HSN, Inc.	77,299	4,700,552
Leisure Products 1.0%
Brunswick Corp.	220,250	10,948,628
Polaris Industries, Inc.	145,274	18,866,734
Vista Outdoor, Inc.(a)	151,144	7,067,493
Total		36,882,855
Media 1.5%
AMC Networks, Inc., Class A(a)	140,834	10,193,565
Cable One, Inc.(a)	10,684	4,437,493
Cinemark Holdings, Inc.	249,663	8,875,520
DreamWorks Animation SKG, Inc., Class A(a)	173,360	3,456,798
John Wiley & Sons, Inc., Class A	110,214	5,682,634
Live Nation Entertainment, Inc.(a)	346,710	8,536,000
Meredith Corp.	86,868	4,101,907
New York Times Co. (The), Class A	311,669	3,789,895
Time, Inc.	260,230	5,404,977
Total		54,478,789
Multiline Retail 0.3%
Big Lots, Inc.	128,140	6,149,439
JCPenney Co., Inc.(a)	725,700	6,611,127
Total		12,760,566
Specialty Retail 3.0%
Aaron's, Inc.	153,469	5,778,108
Abercrombie & Fitch Co., Class A	165,300	3,282,858
American Eagle Outfitters, Inc.	417,894	7,112,556
Ascena Retail Group, Inc.(a)	405,709	4,896,908
Cabela's, Inc.(a)	113,950	5,124,332
Chico's FAS, Inc.	340,618	5,078,614
CST Brands, Inc.	183,050	6,355,496
Dick's Sporting Goods, Inc.	230,790	11,569,503
Foot Locker, Inc.	332,287	23,522,597
Guess?, Inc.	152,708	3,376,374
Murphy USA, Inc.(a)	101,090	5,166,710
Office Depot, Inc.(a)	1,171,222	9,287,790
Rent-A-Center, Inc.	125,997	3,388,059
Williams-Sonoma, Inc.	202,508	15,396,683
Total		109,336,588

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
5

COLUMBIA MID CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2015 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Textiles, Apparel & Luxury Goods 1.0%
Carter's, Inc.	124,832	12,272,234
Deckers Outdoor Corp.(a)	79,112	5,094,022
Kate Spade & Co.(a)	303,310	5,750,758
Skechers U.S.A., Inc., Class A(a)	97,660	13,744,668
Total		36,861,682
Total Consumer Discretionary		492,250,372
CONSUMER STAPLES 4.4%
Beverages 0.1%
Boston Beer Co., Inc. (The), Class A(a)	21,670	4,443,867
Food & Staples Retailing 0.5%
Casey's General Stores, Inc.	92,020	9,741,237
SUPERVALU, Inc.(a)	491,391	4,049,062
United Natural Foods, Inc.(a)	118,981	5,728,935
Total		19,519,234
Food Products 2.4%
Dean Foods Co.	224,195	3,690,250
Flowers Foods, Inc.	439,251	10,195,016
Hain Celestial Group, Inc. (The)(a)	243,780	14,836,451
Ingredion, Inc.	170,006	14,678,318
Lancaster Colony Corp.	46,155	4,376,878
Post Holdings, Inc.(a)	144,181	9,412,136
Tootsie Roll Industries, Inc.	48,419	1,504,862
TreeHouse Foods, Inc.(a)	101,870	8,085,422
WhiteWave Foods Co. (The), Class A(a)	416,080	19,197,931
Total		85,977,264
Household Products 1.3%
Church & Dwight Co., Inc.	310,961	26,829,715
Edgewell Personal Care Co.	147,763	13,012,010
Energizer Holdings, Inc.	149,873	6,258,696
Total		46,100,421
Personal Products 0.1%
Avon Products, Inc.	1,033,760	5,365,215
Total Consumer Staples		161,406,001
ENERGY 3.6%
Energy Equipment & Services 1.5%
Atwood Oceanics, Inc.	142,845	2,729,768
Dril-Quip, Inc.(a)	92,540	6,379,708

Common Stocks (continued)

Issuer	Shares	Value ($)
Helix Energy Solutions Group, Inc.(a)	234,038	1,626,564
Nabors Industries Ltd.	692,770	7,994,566
Noble Corp. PLC	573,880	7,471,918
Oceaneering International, Inc.	234,616	10,280,873
Oil States International, Inc.(a)	122,588	3,477,821
Patterson-UTI Energy, Inc.	351,373	5,720,352
Rowan Companies PLC, Class A	296,440	5,327,027
Superior Energy Services, Inc.	357,479	5,687,491
Total		56,696,088
Oil, Gas & Consumable Fuels 2.1%
California Resources Corp.	733,720	2,846,834
Denbury Resources, Inc.	847,330	3,677,412
Energen Corp.	187,195	9,734,140
Gulfport Energy Corp.(a)	253,420	9,080,038
HollyFrontier Corp.	465,680	21,821,765
QEP Resources, Inc.	386,170	5,421,827
SM Energy Co.	160,299	5,882,973
Western Refining, Inc.	167,940	7,224,779
World Fuel Services Corp.	171,520	6,629,248
WPX Energy, Inc.(a)	556,760	4,069,916
Total		76,388,932
Total Energy		133,085,020
FINANCIALS 24.9%
Banks 5.4%
Associated Banc-Corp.	362,389	6,653,462
BancorpSouth, Inc.	204,160	4,850,842
Bank of Hawaii Corp.	103,636	6,431,650
Bank of the Ozarks, Inc.	167,000	6,980,600
Cathay General Bancorp	176,585	5,232,213
City National Corp.	114,947	10,090,048
Commerce Bancshares, Inc.	198,486	8,894,158
Cullen/Frost Bankers, Inc.	130,599	8,444,531
East West Bancorp, Inc.	343,957	13,899,302
First Horizon National Corp.	554,800	8,061,244
First Niagara Financial Group, Inc.	837,099	7,743,166
FirstMerit Corp.	393,916	7,074,731
Fulton Financial Corp.	419,815	5,104,950
Hancock Holding Co.	185,071	5,196,794
International Bancshares Corp.	137,292	3,521,540

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
6

COLUMBIA MID CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2015 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
PacWest Bancorp	232,590	9,917,637
Prosperity Bancshares, Inc.	143,125	7,395,269
Signature Bank(a)	120,781	16,123,056
SVB Financial Group(a)	121,747	15,228,115
Synovus Financial Corp.	316,495	9,630,943
TCF Financial Corp.	401,359	6,229,092
Trustmark Corp.	160,520	3,696,776
Umpqua Holdings Corp.	524,050	8,756,875
Valley National Bancorp	524,861	4,965,185
Webster Financial Corp.	215,695	7,631,289
Total		197,753,468
Capital Markets 2.0%
Eaton Vance Corp.	280,222	9,715,297
Federated Investors, Inc., Class B	227,030	7,037,930
Janus Capital Group, Inc.	351,550	5,231,064
Raymond James Financial, Inc.	304,176	16,118,286
SEI Investments Co.	307,905	15,573,835
Stifel Financial Corp.(a)	161,290	7,516,114
Waddell & Reed Financial, Inc., Class A	200,246	7,823,611
WisdomTree Investments, Inc.	266,990	5,006,062
Total		74,022,199
Consumer Finance 0.2%
SLM Corp.(a)	1,011,430	8,576,926
Diversified Financial Services 0.8%
CBOE Holdings, Inc.	198,328	12,546,229
MSCI, Inc.	267,127	16,166,526
Total		28,712,755
Insurance 5.7%
Alleghany Corp.(a)	38,158	17,926,247
American Financial Group, Inc.	175,457	12,117,060
Arthur J Gallagher & Co.	399,058	17,446,816
Aspen Insurance Holdings Ltd.	146,404	6,721,408
Brown & Brown, Inc.	274,413	8,797,681
CNO Financial Group, Inc.	467,930	8,371,268
Endurance Specialty Holdings Ltd.	143,530	9,150,037
Everest Re Group Ltd.	105,570	18,560,262
First American Financial Corp.	257,555	10,008,587
Hanover Insurance Group, Inc. (The)	105,060	8,289,234
HCC Insurance Holdings, Inc.	227,388	17,570,271
Kemper Corp.	116,981	4,143,467

Common Stocks (continued)

Issuer	Shares	Value ($)
Mercury General Corp.	86,491	4,398,932
Old Republic International Corp.	573,156	9,004,281
Primerica, Inc.	122,735	5,215,010
Reinsurance Group of America, Inc.	157,279	14,293,516
RenaissanceRe Holdings Ltd.	109,420	11,155,369
StanCorp Financial Group, Inc.	100,288	11,403,748
WR Berkley Corp.	237,293	12,880,264
Total		207,453,458
Real Estate Investment Trusts (REITs) 9.6%
Alexandria Real Estate Equities, Inc.	171,171	14,718,994
American Campus Communities, Inc.	266,853	9,139,715
BioMed Realty Trust, Inc.	483,585	8,946,323
Camden Property Trust	206,347	14,863,174
Care Capital Properties, Inc.(a)	197,590	6,281,386
Communications Sales & Leasing, Inc.(a)	284,794	5,724,359
Corporate Office Properties Trust	224,621	4,723,780
Corrections Corp. of America	278,045	8,168,962
Douglas Emmett, Inc.	325,780	9,001,301
Duke Realty Corp.	819,839	14,806,292
Equity One, Inc.	190,705	4,483,475
Extra Space Storage, Inc.	292,635	21,502,820
Federal Realty Investment Trust	163,193	21,064,953
Highwoods Properties, Inc.	223,464	8,478,224
Home Properties, Inc.	137,607	10,211,816
Hospitality Properties Trust	356,313	9,164,370
Kilroy Realty Corp.	209,215	13,569,685
Lamar Advertising Co. Class A	192,239	10,254,028
LaSalle Hotel Properties	268,400	8,443,864
Liberty Property Trust	355,151	10,917,342
Mack-Cali Realty Corp.	199,068	3,728,544
Mid-America Apartment Communities, Inc.	179,030	14,069,968
National Retail Properties, Inc.	318,408	11,064,678
Omega Healthcare Investors, Inc.	382,060	12,905,987
Potlatch Corp.	96,647	3,191,284
Rayonier, Inc.	301,715	6,939,445
Regency Centers Corp.	224,118	13,292,439
Senior Housing Properties Trust	558,395	8,766,802
Sovran Self Storage, Inc.	85,130	7,638,715
Tanger Factory Outlet Centers, Inc.	227,710	7,204,744
Taubman Centers, Inc.	146,859	10,131,802

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
7

COLUMBIA MID CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2015 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
UDR, Inc.	615,357	19,876,031
Urban Edge Properties	219,340	4,586,399
Weingarten Realty Investors	270,847	8,569,599
WP Glimcher, Inc.	440,020	5,328,642
Total		351,759,942
Real Estate Management & Development 0.5%
Alexander & Baldwin, Inc.	107,946	3,651,813
Jones Lang LaSalle, Inc.	106,588	15,867,756
Total		19,519,569
Thrifts & Mortgage Finance 0.7%
New York Community Bancorp, Inc.	1,055,604	18,641,967
Washington Federal, Inc.	225,319	5,112,488
Total		23,754,455
Total Financials		911,552,772
HEALTH CARE 9.3%
Biotechnology 0.5%
United Therapeutics Corp.(a)	109,818	16,540,787
Health Care Equipment & Supplies 4.0%
Align Technology, Inc.(a)	172,680	9,773,688
Cooper Companies, Inc. (The)	115,452	18,751,714
Halyard Health, Inc.(a)	110,570	3,476,321
Hill-Rom Holdings, Inc.	134,624	7,113,532
Hologic, Inc.(a)	580,806	22,541,081
IDEXX Laboratories, Inc.(a)	222,372	15,892,927
ResMed, Inc.	334,837	17,391,434
Sirona Dental Systems, Inc.(a)	132,000	12,590,160
STERIS Corp.	141,908	9,089,207
Teleflex, Inc.	98,677	12,906,951
Thoratec Corp.(a)	128,780	8,089,960
West Pharmaceutical Services, Inc.	171,630	9,585,535
Total		147,202,510
Health Care Providers & Services 2.8%
Centene Corp.(a)	282,540	17,438,369
Community Health Systems, Inc.(a)	280,448	15,060,057
Health Net, Inc.(a)	183,284	11,741,173
LifePoint Health, Inc.(a)	105,277	8,225,292
Mednax, Inc.(a)	222,222	17,899,982
Molina Healthcare, Inc.(a)	95,630	7,133,042
Owens & Minor, Inc.	150,010	5,098,840

Common Stocks (continued)

Issuer	Shares	Value ($)
VCA, Inc.(a)	195,222	10,811,394
WellCare Health Plans, Inc.(a)	104,646	9,488,253
Total		102,896,402
Health Care Technology 0.2%
Allscripts Healthcare Solutions, Inc.(a)	403,983	5,562,846
Life Sciences Tools & Services 1.4%
Bio-Rad Laboratories, Inc., Class A(a)	49,151	6,848,209
Bio-Techne Corp.	88,271	8,339,844
Charles River Laboratories International, Inc.(a)	112,528	7,752,054
Mettler-Toledo International, Inc.(a)	66,451	19,706,044
PAREXEL International Corp.(a)	131,580	8,647,438
Total		51,293,589
Pharmaceuticals 0.4%
Akorn, Inc.(a)	187,610	7,465,002
Catalent, Inc.(a)	232,690	7,397,215
Total		14,862,217
Total Health Care		338,358,351
INDUSTRIALS 14.9%
Aerospace & Defense 1.7%
B/E Aerospace, Inc.	252,244	12,296,895
Esterline Technologies Corp.(a)	73,203	5,981,417
Huntington Ingalls Industries, Inc.	115,559	13,009,632
KLX, Inc.(a)	125,332	4,900,481
Orbital ATK, Inc.	141,207	10,690,782
Teledyne Technologies, Inc.(a)	83,960	8,220,524
Triumph Group, Inc.	117,072	5,782,186
Total		60,881,917
Airlines 1.0%
Alaska Air Group, Inc.	308,016	23,058,078
JetBlue Airways Corp.(a)	625,226	13,955,044
Total		37,013,122
Building Products 1.1%
AO Smith Corp.	178,030	11,484,715
Fortune Brands Home & Security, Inc.	378,791	18,125,149
Lennox International, Inc.	98,362	11,610,651
Total		41,220,515
Commercial Services & Supplies 1.7%
Clean Harbors, Inc.(a)	126,850	6,230,872

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
8

COLUMBIA MID CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2015 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Copart, Inc.(a)	270,554	9,474,801
Deluxe Corp.	118,632	6,881,843
Herman Miller, Inc.	141,739	3,842,544
HNI Corp.	105,695	4,940,184
MSA Safety, Inc.	74,806	3,402,177
Rollins, Inc.	228,589	6,382,205
RR Donnelley & Sons Co.	495,638	7,781,517
Waste Connections, Inc.	294,304	13,997,098
Total		62,933,241
Construction & Engineering 0.5%
AECOM(a)	357,295	9,825,612
Granite Construction, Inc.	86,392	2,980,524
KBR, Inc.	342,747	5,977,508
Total		18,783,644
Electrical Equipment 1.1%
Acuity Brands, Inc.	103,192	20,109,025
Hubbell, Inc., Class B	126,465	12,478,302
Regal Beloit Corp.	106,464	7,097,955
Total		39,685,282
Industrial Conglomerates 0.4%
Carlisle Companies, Inc.	155,224	15,631,057
Machinery 4.3%
AGCO Corp.	190,381	9,336,284
CLARCOR, Inc.	119,178	6,718,064
Crane Co.	115,755	6,081,768
Donaldson Co., Inc.	300,415	9,405,994
Graco, Inc.	139,422	9,618,724
IDEX Corp.	185,193	13,302,413
ITT Corp.	211,942	7,928,750
Kennametal, Inc.	188,356	5,744,858
Lincoln Electric Holdings, Inc.	179,595	10,533,247
Nordson Corp.	134,426	8,942,017
Oshkosh Corp.	185,830	7,814,151
SPX Corp.	97,473	5,724,589
Terex Corp.	249,715	5,825,851
Timken Co. (The)	172,425	5,474,494
Trinity Industries, Inc.	368,146	9,936,260
Valmont Industries, Inc.	55,971	5,949,158
Wabtec Corp.	229,560	21,982,666

Common Stocks (continued)

Issuer	Shares	Value ($)
Woodward, Inc.	138,127	6,298,591
Total		156,617,879
Marine 0.3%
Kirby Corp.(a)	132,558	9,349,316
Professional Services 1.2%
CEB, Inc.	79,498	5,693,647
FTI Consulting, Inc.(a)	98,833	3,939,484
ManpowerGroup, Inc.	185,857	16,150,973
Towers Watson & Co.	164,710	19,556,018
Total		45,340,122
Road & Rail 0.9%
Con-way, Inc.	136,933	4,820,042
Genesee & Wyoming, Inc., Class A(a)	121,934	8,337,847
Landstar System, Inc.	105,518	6,985,291
Old Dominion Freight Line, Inc.(a)	160,990	10,704,225
Werner Enterprises, Inc.	105,894	2,805,132
Total		33,652,537
Trading Companies & Distributors 0.7%
GATX Corp.	104,308	5,170,547
MSC Industrial Direct Co., Inc., Class A	120,200	8,136,338
NOW, Inc.(a)	254,660	4,344,500
Watsco, Inc.	65,243	7,989,658
Total		25,641,043
Total Industrials		546,749,675
INFORMATION TECHNOLOGY 15.5%
Communications Equipment 1.0%
Arris Group, Inc.(a)	315,230	8,328,377
Ciena Corp.(a)	283,702	6,343,577
InterDigital, Inc.	85,694	4,239,282
Netscout Systems, Inc.(a)	222,910	8,147,361
Plantronics, Inc.	83,889	4,459,539
Polycom, Inc.(a)	320,890	3,452,776
Total		34,970,912
Electronic Equipment, Instruments & Components 3.5%
Arrow Electronics, Inc.(a)	227,346	12,713,188
Avnet, Inc.	322,720	13,683,328
Belden, Inc.	101,330	5,106,019
Cognex Corp.	207,020	7,361,631
FEI Co.	98,740	7,452,895

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
9

COLUMBIA MID CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2015 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Ingram Micro, Inc., Class A	371,266	10,046,458
IPG Photonics Corp.(a)	85,030	7,178,233
Jabil Circuit, Inc.	460,380	8,908,353
Keysight Technologies, Inc.(a)	402,350	12,891,294
Knowles Corp.(a)	209,610	3,412,451
National Instruments Corp.	240,546	7,026,349
Tech Data Corp.(a)	87,304	5,695,713
Trimble Navigation Ltd.(a)	616,478	11,651,434
Vishay Intertechnology, Inc.	322,578	3,187,071
Zebra Technologies Corp., Class A(a)	122,895	10,185,537
Total		126,499,954
Internet Software & Services 0.2%
Rackspace Hosting, Inc.(a)	281,646	8,564,855
IT Services 3.5%
Acxiom Corp.(a)	185,743	3,893,173
Broadridge Financial Solutions, Inc.	284,822	15,035,753
Convergys Corp.	234,824	5,307,022
CoreLogic, Inc.(a)	214,347	8,134,469
DST Systems, Inc.	67,137	6,876,172
Gartner, Inc.(a)	197,267	16,868,301
Global Payments, Inc.	157,907	17,589,261
Jack Henry & Associates, Inc.	194,298	13,204,492
Leidos Holdings, Inc.	148,472	6,247,702
MAXIMUS, Inc.	156,560	9,479,708
NeuStar, Inc., Class A(a)	131,555	3,676,962
Science Applications International Corp.	94,054	4,587,014
VeriFone Systems, Inc.(a)	271,566	8,483,722
WEX, Inc.(a)	91,827	8,680,406
Total		128,064,157
Semiconductors & Semiconductor Equipment 1.8%
Advanced Micro Devices, Inc.(a)	1,497,430	2,710,348
Atmel Corp.	991,694	8,102,140
Cree, Inc.(a)	259,258	7,057,003
Cypress Semiconductor Corp.	788,622	7,886,220
Fairchild Semiconductor International, Inc.(a)	276,643	3,762,345
Integrated Device Technology, Inc.(a)	352,491	6,693,804
Intersil Corp., Class A	313,226	3,301,402
Silicon Laboratories, Inc.(a)	94,382	4,103,729
SunEdison, Inc.(a)	692,641	7,203,466

Common Stocks (continued)

Issuer	Shares	Value ($)
Synaptics, Inc.(a)	87,430	6,127,969
Teradyne, Inc.	509,750	9,195,890
Total		66,144,316
Software 4.9%
ACI Worldwide, Inc.(a)	277,398	5,916,899
ANSYS, Inc.(a)	213,303	18,898,646
Cadence Design Systems, Inc.(a)	695,393	13,921,768
CDK Global, Inc.	380,910	18,870,281
CommVault Systems, Inc.(a)	101,025	3,620,736
Factset Research Systems, Inc.	92,294	14,575,069
Fair Isaac Corp.	73,782	6,313,526
Fortinet, Inc.(a)	338,420	14,261,019
Manhattan Associates, Inc.(a)	175,310	10,252,129
Mentor Graphics Corp.	234,787	6,066,896
PTC, Inc.(a)	273,220	9,049,046
Rovi Corp.(a)	210,077	2,325,552
SolarWinds, Inc.(a)	157,903	6,276,644
Solera Holdings, Inc.	159,480	7,682,152
Synopsys, Inc.(a)	368,486	17,293,048
Tyler Technologies, Inc.(a)	80,010	11,044,580
Ultimate Software Group, Inc. (The)(a)	67,910	11,965,063
Total		178,333,054
Technology Hardware, Storage & Peripherals 0.6%
3D Systems Corp.(a)	249,690	3,428,244
Diebold, Inc.	154,072	4,794,720
Lexmark International, Inc., Class A	145,640	4,366,287
NCR Corp.(a)	402,730	10,104,496
Total		22,693,747
Total Information Technology		565,270,995
MATERIALS 6.7%
Chemicals 3.1%
Albemarle Corp.	266,559	12,051,132
Ashland, Inc.	147,720	15,506,169
Cabot Corp.	150,799	5,107,562
Chemours Co. LLC (The)	430,170	4,159,744
Cytec Industries, Inc.	169,642	12,587,436
Minerals Technologies, Inc.	82,525	4,439,020
NewMarket Corp.	25,133	9,631,971
Olin Corp.	184,173	3,676,093

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
10

COLUMBIA MID CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2015 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
PolyOne Corp.	211,920	6,881,042
RPM International, Inc.	316,541	13,880,323
Scotts Miracle-Gro Co., Class A	106,247	6,607,501
Sensient Technologies Corp.	111,040	7,234,256
Valspar Corp. (The)	177,604	13,018,373
Total		114,780,622
Construction Materials 0.3%
Eagle Materials, Inc.	119,350	9,766,410
Containers & Packaging 1.4%
AptarGroup, Inc.	148,742	10,019,261
Bemis Co., Inc.	231,520	9,821,078
Greif, Inc., Class A	80,673	2,362,106
Packaging Corp. of America	235,389	15,796,956
Silgan Holdings, Inc.	99,215	5,194,897
Sonoco Products Co.	239,736	9,426,420
Total		52,620,718
Metals & Mining 1.6%
Allegheny Technologies, Inc.	259,500	5,010,945
Carpenter Technology Corp.	119,762	4,670,718
Commercial Metals Co.	274,972	4,317,060
Compass Minerals International, Inc.	79,984	6,478,704
Reliance Steel & Aluminum Co.	176,511	10,258,819
Royal Gold, Inc.	154,895	7,453,548
Steel Dynamics, Inc.	574,529	11,191,825
United States Steel Corp.	346,130	5,669,609
Worthington Industries, Inc.	114,930	2,941,059
Total		57,992,287
Paper & Forest Products 0.3%
Domtar Corp.	152,086	6,115,378
Louisiana-Pacific Corp.(a)	338,467	5,564,398
Total		11,679,776
Total Materials		246,839,813
TELECOMMUNICATION SERVICES 0.2%
Wireless Telecommunication Services 0.2%
Telephone & Data Systems, Inc.	233,605	6,643,726
Total Telecommunication Services		6,643,726

Common Stocks (continued)

Issuer	Shares	Value ($)
UTILITIES 4.6%
Electric Utilities 1.7%
Cleco Corp.	143,699	7,699,392
Great Plains Energy, Inc.	367,156	9,149,528
Hawaiian Electric Industries, Inc.	255,226	7,215,239
IDACORP, Inc.	119,629	7,102,374
OGE Energy Corp.	474,188	13,296,231
PNM Resources, Inc.	189,260	4,846,949
Westar Energy, Inc.	335,351	12,257,079
Total		61,566,792
Gas Utilities 1.6%
Atmos Energy Corp.	240,027	13,151,079
National Fuel Gas Co.	200,585	10,823,567
ONE Gas, Inc.	124,960	5,369,531
Questar Corp.	417,492	8,061,771
UGI Corp.	409,861	13,968,063
WGL Holdings, Inc.	118,155	6,404,001
Total		57,778,012
Independent Power and Renewable Electricity Producers 0.1%
Talen Energy Corp.(a)	198,090	2,822,782
Multi-Utilities 0.9%
Alliant Energy Corp.	268,438	15,212,381
Black Hills Corp.	106,502	4,236,650
MDU Resources Group, Inc.	462,776	8,288,318
Vectren Corp.	196,330	7,898,356
Total		35,635,705
Water Utilities 0.3%
Aqua America, Inc.	420,718	10,669,408
Total Utilities		168,472,699
Total Common Stocks (Cost: $2,540,791,357)		3,570,629,424

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
11

COLUMBIA MID CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2015 (Unaudited)

Money Market Funds 2.5%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.150%(b)(c)	89,611,043	89,611,043
Total Money Market Funds (Cost: $89,611,043)		89,611,043
Total Investments (Cost: $2,630,402,400)		3,660,240,467
Other Assets & Liabilities, Net		(3,412,297)
Net Assets		3,656,828,170

At August 31, 2015, cash totaling $4,636,400 was pledged as collateral.

Investments in Derivatives

Futures Contracts Outstanding at August 31, 2015

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
S&P MID 400 EMINI	612		USD86,567,400	09/2015	—	(3,953,637)

Notes to Portfolio of Investments

(a)  Non-income producing investment.

(b)  The rate shown is the seven-day current annualized yield at August 31, 2015.

(c)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	152,697,480	384,957,574	(448,044,011)	89,611,043	65,895	89,611,043

Currency Legend

USD  US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
12

COLUMBIA MID CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2015 (Unaudited)

Fair Value Measurements (continued)

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
13

COLUMBIA MID CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2015 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at August 31, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	492,250,372	—	—	492,250,372
Consumer Staples	161,406,001	—	—	161,406,001
Energy	133,085,020	—	—	133,085,020
Financials	911,552,772	—	—	911,552,772
Health Care	338,358,351	—	—	338,358,351
Industrials	546,749,675	—	—	546,749,675
Information Technology	565,270,995	—	—	565,270,995
Materials	246,839,813	—	—	246,839,813
Telecommunication Services	6,643,726	—	—	6,643,726
Utilities	168,472,699	—	—	168,472,699
Total Common Stocks	3,570,629,424	—	—	3,570,629,424
Money Market Funds	—	89,611,043	—	89,611,043
Total Investments	3,570,629,424	89,611,043	—	3,660,240,467
Derivatives
Liabilities
Futures Contracts	(3,953,637)	—	—	(3,953,637)
Total	3,566,675,787	89,611,043	—	3,656,286,830

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicaly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
	152,697,480	152,697,480

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

There were no transfers of financial assets between Levels 2 and 3 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
14

COLUMBIA MID CAP INDEX FUND

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2015 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $2,540,791,357)	$3,570,629,424
Affiliated issuers (identified cost $89,611,043)	89,611,043
Total investments (identified cost $2,630,402,400)	3,660,240,467
Margin deposits	4,636,400
Receivable for:
Capital shares sold	3,843,256
Dividends	4,575,233
Expense reimbursement due from Investment Manager	59,530
Prepaid expenses	17,588
Total assets	3,673,372,474
Liabilities
Payable for:
Capital shares purchased	14,206,222
Variation margin	1,045,306
Investment management fees	60,696
Distribution and/or service fees	22,292
Transfer agent fees	939,411
Compensation of board members	163,519
Other expenses	106,858
Total liabilities	16,544,304
Net assets applicable to outstanding capital stock	$3,656,828,170
Represented by
Paid-in capital	$2,400,810,212
Undistributed net investment income	24,586,315
Accumulated net realized gain	205,547,213
Unrealized appreciation (depreciation) on:
Investments	1,029,838,067
Futures contracts	(3,953,637)
Total — representing net assets applicable to outstanding capital stock	$3,656,828,170

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
15

COLUMBIA MID CAP INDEX FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

August 31, 2015 (Unaudited)

Class A
Net assets	$1,078,059,709
Shares outstanding	71,902,650
Net asset value per share	$14.99
Class I
Net assets	$2,518
Shares outstanding	168
Net asset value per share(a)	$14.95
Class R5
Net assets	$527,104,539
Shares outstanding	34,704,407
Net asset value per share	$15.19
Class Z
Net assets	$2,051,661,404
Shares outstanding	137,220,443
Net asset value per share	$14.95

(a) Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
16

COLUMBIA MID CAP INDEX FUND

STATEMENT OF OPERATIONS

Six Months Ended August 31, 2015 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$30,219,141
Dividends — affiliated issuers	65,895
Total income	30,285,036
Expenses:
Investment management fees	4,015,306
Distribution and/or service fees
Class A	1,403,647
Transfer agent fees
Class A	1,134,503
Class R5	151,128
Class Z	2,310,199
Compensation of board members	34,371
Custodian fees	16,731
Printing and postage fees	108,046
Registration fees	39,815
Licensing fees	19,555
Professional fees	26,962
Other	25,225
Total expenses	9,285,488
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(3,881,300)
Expense reductions	(40)
Total net expenses	5,404,148
Net investment income	24,880,888
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	220,038,905
Futures contracts	11,015,319
Net realized gain	231,054,224
Net change in unrealized appreciation (depreciation) on:
Investments	(449,073,821)
Futures contracts	(12,980,742)
Net change in unrealized depreciation	(462,054,563)
Net realized and unrealized loss	(231,000,339)
Net decrease in net assets from operations	$(206,119,451)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
17

COLUMBIA MID CAP INDEX FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015
Operations
Net investment income	$24,880,888	$43,285,418
Net realized gain	231,054,224	218,031,306
Net change in unrealized appreciation (depreciation)	(462,054,563)	134,915,978
Net increase (decrease) in net assets resulting from operations	(206,119,451)	396,232,702
Distributions to shareholders
Net investment income
Class A	(1,266,283)	(9,156,888)
Class I	(4)	(32)
Class R5	(891,529)	(6,127,850)
Class Z	(3,429,654)	(25,711,214)
Net realized gains
Class A	(19,486,018)	(50,942,346)
Class I	(47)	(134)
Class R5	(10,190,456)	(26,657,902)
Class Z	(39,202,028)	(113,684,264)
Total distributions to shareholders	(74,466,019)	(232,280,630)
Increase (decrease) in net assets from capital stock activity	(48,384,229)	50,278,566
Total increase (decrease) in net assets	(328,969,699)	214,230,638
Net assets at beginning of period	3,985,797,869	3,771,567,231
Net assets at end of period	$3,656,828,170	$3,985,797,869
Undistributed net investment income	$24,586,315	$5,292,897

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
18

COLUMBIA MID CAP INDEX FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended August 31, 2015 (Unaudited)		Year Ended February 28, 2015
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions	14,468,700	232,955,498	26,601,530	414,514,294
Distributions reinvested	1,129,999	18,464,180	3,521,634	54,632,712
Redemptions	(9,819,419)	(157,458,365)	(26,683,853)	(414,105,072)
Net increase	5,779,280	93,961,313	3,439,311	55,041,934
Class I shares
Redemptions	—	—	(77)	(1,200)
Net decrease	—	—	(77)	(1,200)
Class R5 shares
Subscriptions	5,321,927	86,826,852	15,239,143	238,997,893
Distributions reinvested	646,171	10,694,131	2,021,342	31,714,967
Redemptions	(9,151,990)	(149,490,144)	(11,613,335)	(183,705,443)
Net increase (decrease)	(3,183,892)	(51,969,161)	5,647,150	87,007,417
Class Z shares
Subscriptions	11,830,029	189,788,781	26,769,888	415,239,640
Distributions reinvested	1,691,903	27,561,106	5,677,573	87,759,915
Redemptions	(19,238,068)	(307,726,268)	(38,271,520)	(594,769,140)
Net decrease	(5,716,136)	(90,376,381)	(5,824,059)	(91,769,585)
Total net increase (decrease)	(3,120,748)	(48,384,229)	3,262,325	50,278,566

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
19

COLUMBIA MID CAP INDEX FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended August 31, 2015		Year Ended February 28,						Year Ended February 29,		Year Ended February 28,
Class A	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$16.14		$15.49		$12.82		$11.92		$12.33		$9.44
Income from investment operations:
Net investment income	0.09		0.15		0.14		0.14		0.10		0.09
Net realized and unrealized gain (loss)	(0.94)		1.44		3.14		1.45		0.10		2.94
Total from investment operations	(0.85)		1.59		3.28		1.59		0.20		3.03
Less distributions to shareholders:
Net investment income	(0.02)		(0.14)		(0.11)		(0.15)		(0.09)		(0.09)
Net realized gains	(0.28)		(0.80)		(0.50)		(0.54)		(0.52)		(0.05)
Total distributions to shareholders	(0.30)		(0.94)		(0.61)		(0.69)		(0.61)		(0.14)
Net asset value, end of period	$14.99		$16.14		$15.49		$12.82		$11.92		$12.33
Total return	(5.42%)		10.58%		26.04%		14.03%		2.12%		32.16%
Ratios to average net assets(a)
Total gross expenses	0.67	%(b)	0.66%		0.66%		0.66%		0.66%		0.50%
Total net expenses(c)	0.45	%(b)(d)	0.45	%(d)	0.45	%(d)	0.45	%(d)	0.45	%(d)	0.45	%(d)
Net investment income	1.07	%(b)	0.96%		0.95%		1.18%		0.83%		0.83%
Supplemental data
Net assets, end of period (in thousands)	$1,078,060		$1,067,529		$970,805		$592,450		$470,550		$339,724
Portfolio turnover	13%		13%		14%		20%		15%		10%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
20

COLUMBIA MID CAP INDEX FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2015		Year Ended February 28,			Year Ended February 29,	Year Ended February 28,
Class I	(Unaudited)		2015	2014	2013	2012	2011(a)
Per share data
Net asset value, beginning of period	$16.09		$15.43	$12.77	$11.88	$12.29	$10.19
Income from investment operations:
Net investment income	0.11		0.19	0.17	0.17	0.12	0.04
Net realized and unrealized gain (loss)	(0.94)		1.45	3.14	1.44	0.11	2.22
Total from investment operations	(0.83)		1.64	3.31	1.61	0.23	2.26
Less distributions to shareholders:
Net investment income	(0.03)		(0.18)	(0.15)	(0.18)	(0.12)	(0.11)
Net realized gains	(0.28)		(0.80)	(0.50)	(0.54)	(0.52)	(0.05)
Total distributions to shareholders	(0.31)		(0.98)	(0.65)	(0.72)	(0.64)	(0.16)
Net asset value, end of period	$14.95		$16.09	$15.43	$12.77	$11.88	$12.29
Total return	(5.34%)		11.00%	26.36%	14.34%	2.40%	22.27%
Ratios to average net assets(b)
Total gross expenses	0.21	%(c)	0.20%	0.21%	0.24%	0.20%	0.23	%(c)
Total net expenses(d)	0.20	%(c)	0.20%	0.20%	0.15%	0.19%	0.19	%(c)(e)
Net investment income	1.31	%(c)	1.21%	1.21%	1.48%	1.08%	0.92	%(c)
Supplemental data
Net assets, end of period (in thousands)	$3		$3	$4	$3	$3	$3
Portfolio turnover	13%		13%	14%	20%	15%	10%

Notes to Financial Highlights

(a)  Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
21

COLUMBIA MID CAP INDEX FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2015		Year Ended February 28,
Class R5	(Unaudited)		2015	2014	2013(a)
Per share data
Net asset value, beginning of period	$16.34		$15.66	$12.95	$11.81
Income from investment operations:
Net investment income	0.11		0.19	0.17	0.07
Net realized and unrealized gain (loss)	(0.95)		1.47	3.19	1.57
Total from investment operations	(0.84)		1.66	3.36	1.64
Less distributions to shareholders:
Net investment income	(0.03)		(0.18)	(0.15)	(0.16)
Net realized gains	(0.28)		(0.80)	(0.50)	(0.34)
Total distributions to shareholders	(0.31)		(0.98)	(0.65)	(0.50)
Net asset value, end of period	$15.19		$16.34	$15.66	$12.95
Total return	(5.32%)		10.92%	26.38%	14.34%
Ratios to average net assets(b)
Total gross expenses	0.26	%(c)	0.26%	0.27%	0.21	%(c)
Total net expenses(d)	0.20	%(c)	0.20%	0.20%	0.16	%(c)
Net investment income	1.31	%(c)	1.21%	1.16%	1.82	%(c)
Supplemental data
Net assets, end of period (in thousands)	$527,105		$618,948	$504,850	$3
Portfolio turnover	13%		13%	14%	20%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
22

COLUMBIA MID CAP INDEX FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2015		Year Ended February 28,						Year Ended February 29,		Year Ended February 28,
Class Z	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$16.09		$15.43		$12.78		$11.88		$12.29		$9.41
Income from investment operations:
Net investment income	0.11		0.19		0.17		0.16		0.12		0.11
Net realized and unrealized gain (loss)	(0.94)		1.45		3.13		1.45		0.11		2.93
Total from investment operations	(0.83)		1.64		3.30		1.61		0.23		3.04
Less distributions to shareholders:
Net investment income	(0.03)		(0.18)		(0.15)		(0.17)		(0.12)		(0.11)
Net realized gains	(0.28)		(0.80)		(0.50)		(0.54)		(0.52)		(0.05)
Total distributions to shareholders	(0.31)		(0.98)		(0.65)		(0.71)		(0.64)		(0.16)
Net asset value, end of period	$14.95		$16.09		$15.43		$12.78		$11.88		$12.29
Total return	(5.34%)		10.95%		26.25%		14.35%		2.39%		32.45%
Ratios to average net assets(a)
Total gross expenses	0.42	%(b)	0.41%		0.41%		0.41%		0.41%		0.25%
Total net expenses(c)	0.20	%(b)(d)	0.20	%(d)	0.20	%(d)	0.20	%(d)	0.20	%(d)	0.20	%(d)
Net investment income	1.31	%(b)	1.20%		1.21%		1.39%		1.07%		1.08%
Supplemental data
Net assets, end of period (in thousands)	$2,051,661		$2,299,318		$2,295,909		$2,014,694		$2,517,203		$2,479,455
Portfolio turnover	13%		13%		14%		20%		15%		10%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)  The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
23

COLUMBIA MID CAP INDEX FUND

NOTES TO FINANCIAL STATEMENTS

August 31, 2015 (Unaudited)

Note 1. Organization

Columbia Mid Cap Index Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class I, Class R5 and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure.

Class A shares are not subject to any front-end sales charge or contingent deferred sales charge.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees (the Board), including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Futures and options on futures contracts are valued based upon the settlement price at the close of regular

Semiannual Report 2015
24

COLUMBIA MID CAP INDEX FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2015 (Unaudited)

trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. The Fund's risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the exchange's clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is failure of the clearinghouse. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker's customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker's customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction

Semiannual Report 2015
25

COLUMBIA MID CAP INDEX FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2015 (Unaudited)

may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund's net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchange traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table provides a summary of the fair value of derivative instruments (not considered to be hedging

Semiannual Report 2015
26

COLUMBIA MID CAP INDEX FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2015 (Unaudited)

instruments for accounting disclosure purposes) at August 31, 2015:

Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity risk	Net assets — unrealized depreciation on futures contracts	3,953,637	*

*Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended August 31, 2015:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity risk	11,015,319
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity risk	(12,980,742)

The following table provides a summary of the average outstanding volume by derivative instrument for the six months ended August 31, 2015:

Derivative Instrument	Average notional amounts($)*
Futures contracts — Long	116,321,140

*Based on the ending quarterly outstanding amounts for the six months ended August 31, 2015.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund's management. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Semiannual Report 2015
27

COLUMBIA MID CAP INDEX FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2015 (Unaudited)

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In May 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2015-07, Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). ASU No. 2015-07 changes the disclosure requirements for investments for which fair value is measured using the net asset value per share practical expedient. The disclosure requirements are effective for annual periods beginning after December 15, 2015 and interim periods within those fiscal years. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Other Transactions with Affiliates

Management Fees

Effective July 1, 2015, the Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to 0.20% of the Fund's average daily net assets.

Prior to July 1, 2015, the Fund paid the Investment Manager an annual fee for advisory services under an Investment Management Services Agreement and a separate annual fee for administrative and accounting services under an Administrative Services Agreement. For the period from March 1, 2015 through June 30, 2015, the investment advisory services fee paid to the Investment Manager was $1,355,862, and the administrative services fee paid to the Investment Manager was $1,355,862.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended August 31, 2015, other expenses paid by the Fund to this company were $3,435.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these Board members may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Transfer Agency Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted

Semiannual Report 2015
28

COLUMBIA MID CAP INDEX FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2015 (Unaudited)

with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Class I shares do not pay transfer agency fees. Total transfer agency fees for Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares.

For the six months ended August 31, 2015, the Fund's annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.20%
Class R5	0.05
Class Z	0.20

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2015, these minimum account balance fees reduced total expenses of the Fund by $40.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Fee Rates Contractual through June 30, 2016
Class A	0.45%
Class I	0.20
Class R5	0.20
Class Z	0.20

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not

Semiannual Report 2015
29

COLUMBIA MID CAP INDEX FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2015 (Unaudited)

recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At August 31, 2015, the cost of investments for federal income tax purposes was approximately $2,630,402,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$1,202,795,000
Unrealized depreciation	(172,957,000)
Net unrealized appreciation	$1,029,838,000

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $504,640,504 and $530,391,549, respectively, for the six months ended August 31, 2015. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A.

whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $550 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended August 31, 2015.

Note 8. Significant Risks

Financial Sector Risk

The Fund may be more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry. Performance of such companies may be affected by competitive pressures and exposure to investments or agreements that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.

Shareholder Concentration Risk

At August 31, 2015, one unaffiliated shareholder of record owned 23.3% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant

Semiannual Report 2015
30

COLUMBIA MID CAP INDEX FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2015 (Unaudited)

effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2015
31

COLUMBIA MID CAP INDEX FUND

INTERIM APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Mid Cap Index Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

The Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considered the renewal of the IMS Agreement for a two-month period (Short-Term Period) in order to align the IMS Agreement with the review cycle of other funds in the Columbia family of funds. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2015, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel, and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its April 13-15, 2015 in-person Board meeting (the April Meeting), considered the renewal of the IMS Agreement for the Short-Term Period. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement for the Short-Term Period.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management. The Independent Trustees noted the information they received concerning Columbia Management's ability to retain its key portfolio management personnel. In evaluating the quality of services provided under the IMS Agreement and the Fund's Administrative Services Agreement, the Independent Trustees also took into account the organization and strength of the Fund's and its service providers' compliance programs. In addition, the Board also reviewed the financial condition of Columbia Management (and its affiliates) and each entity's ability to carry out its responsibilities under the IMS Agreement and the Fund's other services agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of the IMS Agreement for the Short-Term Period.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that the services being performed by Columbia Management and its affiliates were acceptable for the Short-Term Period.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that for purposes of approving the IMS Agreement for the Short-Term Period, the Fund's performance was acceptable.

Semiannual Report 2015
32

COLUMBIA MID CAP INDEX FUND

INTERIM APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT (continued)

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Management's profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that the total expense ratio of the Fund is generally no higher than the median expense ratio of funds in the same comparison universe of the Fund).

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. For purposes of approving the IMS Agreement for the Short-Term Period, the Board concluded that the investment management service fees were fair and reasonable, observing that the profitability levels also seemed reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Independent Trustees took into account that IMS fees decline as Fund assets exceed various breakpoints.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that, for purposes of its consideration of the renewal of the IMS Agreement for the Short-Term Period, the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. The Board noted its understanding that it would undertake the full consideration of renewal of the IMS Agreement for the full annual period at its June 2015 meetings. On April 15, 2015, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement for the Short-Term Period.

Semiannual Report 2015
33

COLUMBIA MID CAP INDEX FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager, and together with its global affiliates, Columbia Threadneedle), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Mid Cap Index Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March, April and June 2015, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March, April and June were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials were revised to reflect discussion and subsequent requests made by the Board representatives. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its June 15-17, 2015 in-person Board meeting (the June Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its organization, expertise, resources and capabilities.

The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the restructured leadership in the Chief Investment Officer's organization, the strengthening of the investment research department, the solidifying of the Global Asset Management initiative and the restructured investment risk management organization. The Board also noted the broad scope of services provided by Columbia Management to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Management's ability to attract and retain key portfolio management personnel.

In connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management, recalling the information it received highlighting achievements in 2014 in the performance of administrative services. In evaluating the quality of services provided under the IMS Agreement and the Fund's Administrative Services Agreement, the Independent Trustees also took into account the organization and strength of the Fund's and its service providers' compliance programs. In addition, the Board reviewed the financial condition of Columbia Management and its affiliates and each entity's ability to carry out its responsibilities under the IMS Agreement and the Fund's other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board took into account the proposed combination of the forms of IMS Agreements and Administrative Services Agreements into a single form of agreement with the combined form reflecting no

Semiannual Report 2015
34

COLUMBIA MID CAP INDEX FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT (continued)

proposed change in services or fees. Given no material change, the Trustees agreed to the combined form, to be effective upon each Fund's next annual update. The Board concluded that the services being performed under the IMS Agreement and the Administrative Services Agreement were of a reasonably high quality.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance met expectations.

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Management's profitability.

The Board considered the reports of its independent fee consultant, JDL, which assisted in its analysis of the Funds' performance and expenses, and JDL's conclusion that the effective investment management fee rate for the Fund remains within a reasonable range. The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that the total expense ratio of the Fund is generally no higher than the median expense ratio of funds in the same comparison universe of the Fund). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe's median expense ratio. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Management and Ameriprise from managing, operating and distributing the Funds. The Board took into account JDL's conclusion that 2014 Columbia Management profitability was reasonable. It also considered that Columbia Management generated 2014 profitability that only moderately exceeded 2013 levels. It was further observed that, based on information presented, 2014 overall profitability is in line with profitability levels of industry competitors. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that IMS fees decline as Fund assets exceed various breakpoints, and that even though the Fund has surpassed its breakpoints, it has yet to approach an asset level that fully employs them.

Semiannual Report 2015
35

COLUMBIA MID CAP INDEX FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT (continued)

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the investment management services fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 17, 2015, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Semiannual Report 2015
36

COLUMBIA MID CAP INDEX FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedle.com/us; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2015
37

Columbia Mid Cap Index Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to columbiathreadneedle.com/us. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2015 Columbia Management Investment Advisers, LLC.

columbiathreadneedle.com/us

SAR196_02_E01_(10/15)

SEMIANNUAL REPORT

August 31, 2015

COLUMBIA MID CAP VALUE FUND

ABOUT COLUMBIA THREADNEEDLE INVESTMENTS

Columbia Threadneedle Investments is a leading global asset management group that provides a broad range of actively managed investment strategies and solutions for individual, institutional and corporate clients around the world.

With more than 2,000 people, including over 450 investment professionals based in North America, Europe and Asia, we manage $503 billion* of assets across developed and emerging market equities, fixed income, asset allocation solutions and alternatives. We are the 13th largest manager of long-term mutual fund assets in the U.S.** and the 4th largest manager of retail funds in the U.K.***

Our priority is the investment success of our clients. We aim to deliver the investment outcomes they expect through an investment approach that is team-based, performance-driven and risk-aware. Our culture is dynamic and interactive. By sharing our insights across asset classes and geographies, we generate richer perspectives on global, regional and local investment landscapes. The ability to exchange and debate investment ideas in a collaborative environment enriches our teams' investment processes. More importantly, it results in better informed investment decisions for our clients.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

  *  In U.S. dollars as of June 30, 2015. Source: Ameriprise Q2 Earnings Release. Includes all assets managed by entities in the Columbia and Threadneedle groups of companies. Contact us for more current data.

  **  Source: ICI as of June 30, 2015 for Columbia Management Investment Advisers, LLC.

  ***  Source: Investment Association as of June 2015 for Threadneedle Asset Management Limited.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

Get the market insight you need from our investment experts

Connect with Columbia Threadneedle Investments

Investor insight

Find economic and market commentary, investment videos, white papers, mutual fund commentary and more at columbiathreadneedle.com/us.

  Columbia Threadneedle Investor Newsletter (e-newsletter)

Read our award-winning* shareholder newsletter. Our quarterly newsletter is available online and provides timely and relevant content about economic trends, fund news, service enhancements and changes. Sign up to receive the newsletter electronically at columbiathreadneedle.com/
us/newsletter.

  Investment videos

Get analysis of current events and trends that may affect your investments. Visit our online video library to watch and discover what our thought leaders are saying about the financial markets and economy.

  Social media

We offer you multiple ways to access our market commentary and investment insights.

■  Perspectives blog at columbiathreadneedle.com/us
Read timely posts by our investment team, including our chief investment officer, chief economist and portfolio managers.

■  twitter.com/CTinvest_US
Follow us on Twitter for quick, up-to-the-minute comments on market news and more.

■  youtube.com/CTinvestUS
View our commentaries on the economy, markets and current investment opportunities.

■  linkedin.com/company/columbia-threadneedle-investments-us
Connect with us on LinkedIn for updates from our thought leaders.

*Columbia Threadneedle Investor Newsletter was awarded top honors in the Mutual Fund Education Alliance STAR Awards competition for excellence in mutual fund marketing and communications in 2011, 2012 and 2013. Materials in the competition were evaluated on educational value, message comprehension, effective design and objectives.

Not part of the shareholder report

PRESIDENT'S MESSAGE

Dear Shareholder,

Today's investors are typically focused on outcomes, like living a certain retirement lifestyle, paying for college education or building a legacy. But in today's complex global investment landscape, even simple goals are not easily achieved.

At Columbia Threadneedle Investments, we aspire to help satisfy five core needs of today's investors:

■  Generate an appropriate stream of income in retirement

Traditional approaches to generating income may not provide the diversification benefits they once did, and they may actually introduce unwanted risk in today's market. To seek to improve your potential to live comfortably long term, we endeavor to pursue investments that explore less traveled paths to income.

■  Navigate a changing interest rate environment

Today's uncertain market environment includes the prospect of a rise in interest rates. Blending traditional investments with non-traditional or alternative products may help protect your wealth during periods of volatility. We can help strengthen your portfolio with agile products designed to take on the market's ups and downs.

■  Maximize after-tax returns

In an environment where what you keep may be more important than what you earn, municipal bonds can help mitigate high tax burdens while providing potentially attractive yields. Our state and federal tax-exempt products are aimed at helping investors manage risk, minimize the fluctuation of capital and grow wealth on a more tax-efficient basis.

■  Grow assets to achieve financial goals

We believe that finding and protecting growth comes from a disciplined security selection process designed to create excess return. Our goal is to provide investment solutions built to help you face today's market challenges and grow your assets at each crossroad of your journey.

■  Ease the impact of volatile markets

Despite a bull market run that has benefited many investors over the past several years, it's important to remember the lessons of 2008 and the value that a well-diversified portfolio may provide through times of market volatility. We are here to help you hold onto the savings you have worked tirelessly to amass, and to provide you the best opportunity to maintain your standard of living regardless of market conditions.

Find out today how we can help you confidently invest to realize your dreams. Please visit us at blog.columbiathreadneedleus.com/our-best-ideas to learn more about our unique investment solutions.

The world is constantly changing, but our priority remains the same: to help you secure your finances, meet your goals and achieve success. Thank you for your continued investment with us.

Sincerely,

Christopher O. Petersen
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit columbiathreadneedle.com/us. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2015

COLUMBIA MID CAP VALUE FUND

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	10
Statement of Operations	12
Statement of Changes in Net Assets	13
Financial Highlights	16
Notes to Financial Statements	27
Interim Approval of Investment Management Services Agreement	34
Approval of Investment Management Services Agreement	36
Important Information About This Report	39

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiathreadneedle.com/us or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2015

COLUMBIA MID CAP VALUE FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia Mid Cap Value Fund (the Fund) Class A shares returned -5.12% excluding sales charges for the six-month period that ended August 31, 2015.

■  The Fund outperformed its benchmark, the Russell Midcap Value Index, which returned -6.90% during the same time period.

Average Annual Total Returns (%) (for period ended August 31, 2015)

	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class A	11/20/01
Excluding sales charges		-5.12	-4.77	15.28	7.17
Including sales charges		-10.59	-10.27	13.92	6.54
Class B	11/20/01
Excluding sales charges		-5.49	-5.49	14.43	6.36
Including sales charges		-10.02	-9.64	14.20	6.36
Class C	11/20/01
Excluding sales charges		-5.52	-5.46	14.44	6.37
Including sales charges		-6.42	-6.29	14.44	6.37
Class I*	09/27/10	-4.97	-4.35	15.78	7.40
Class K*	03/07/11	-5.03	-4.60	15.45	7.25
Class R*	01/23/06	-5.30	-5.01	14.99	6.90
Class R4*	11/08/12	-5.02	-4.50	15.46	7.25
Class R5*	11/08/12	-4.96	-4.43	15.54	7.29
Class W*	09/27/10	-5.12	-4.77	15.29	7.17
Class Y*	07/15/09	-4.97	-4.35	15.75	7.40
Class Z	11/20/01	-4.99	-4.52	15.58	7.43
Russell Midcap Value Index		-6.90	-2.54	15.96	7.93

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedle.com/us or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedle.com/us/investment-products/mutual-funds/appended-performance for more information.

The Russell Midcap Value Index, an unmanaged index, measures the performance of those Russell Midcap Index companies with lower price-to-book ratios and forecasted growth values.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2015
2

COLUMBIA MID CAP VALUE FUND

PORTFOLIO OVERVIEW

(Unaudited)

Top Ten Holdings (%) (at August 31, 2015)
Fifth Third Bancorp	2.3
M&T Bank Corp.	2.2
JM Smucker Co. (The)	2.0
Hartford Financial Services Group, Inc. (The)	1.9
Teleflex, Inc.	1.9
Edison International	1.9
Lincoln National Corp.	1.8
Zimmer Biomet Holdings, Inc.	1.7
Synchrony Financial	1.7
Principal Financial Group, Inc.	1.7

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at August 31, 2015)
Common Stocks	96.8
Money Market Funds	3.2
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Equity Sector Breakdown (%) (at August 31, 2015)
Consumer Discretionary	12.7
Consumer Staples	4.5
Energy	8.3
Financials	32.4
Health Care	7.8
Industrials	8.5
Information Technology	7.9
Materials	7.5
Telecommunication Services	1.0
Utilities	9.4
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

Portfolio Management

David Hoffman

Diane Sobin, CFA

Jonas Patrikson, CFA

Nicolas Janvier, CFA*

*Effective September 3, 2015, Nicolas Janvier was added as a Portfolio Manager of the Fund.

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on a fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2015 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2015
3

COLUMBIA MID CAP VALUE FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

March 1, 2015 – August 31, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	948.80	1,019.31	5.81	6.02	1.18
Class B	1,000.00	1,000.00	945.10	1,015.52	9.49	9.83	1.93
Class C	1,000.00	1,000.00	944.80	1,015.52	9.49	9.83	1.93
Class I	1,000.00	1,000.00	950.30	1,021.53	3.65	3.78	0.74
Class K	1,000.00	1,000.00	949.70	1,020.17	4.98	5.16	1.01
Class R	1,000.00	1,000.00	947.00	1,018.05	7.04	7.29	1.43
Class R4	1,000.00	1,000.00	949.80	1,020.52	4.63	4.80	0.94
Class R5	1,000.00	1,000.00	950.40	1,021.28	3.89	4.04	0.79
Class W	1,000.00	1,000.00	948.80	1,019.31	5.81	6.02	1.18
Class Y	1,000.00	1,000.00	950.30	1,021.53	3.65	3.78	0.74
Class Z	1,000.00	1,000.00	950.10	1,020.57	4.58	4.75	0.93

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Semiannual Report 2015
4

COLUMBIA MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS

August 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 97.5%

Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY 12.3%
Auto Components 1.1%
Gentex Corp.	2,096,825	32,500,787
Automobiles 0.8%
Harley-Davidson, Inc.	434,261	24,340,329
Diversified Consumer Services 1.0%
Houghton Mifflin Harcourt Co.(a)	1,418,203	32,023,024
Hotels, Restaurants & Leisure 1.5%
Royal Caribbean Cruises Ltd.	526,575	46,422,852
Household Durables 3.3%
D.R. Horton, Inc.	1,604,425	48,726,387
Mohawk Industries, Inc.(a)	156,350	30,796,260
Whirlpool Corp.	136,850	23,004,485
Total		102,527,132
Media 1.5%
DISH Network Corp., Class A(a)	237,648	14,085,397
Sinclair Broadcast Group, Inc., Class A	1,237,825	33,148,953
Total		47,234,350
Multiline Retail 0.4%
Burlington Stores, Inc.(a)	243,773	12,941,909
Specialty Retail 2.7%
Best Buy Co., Inc.	898,025	32,993,439
Cabela's, Inc.(a)	445,525	20,035,259
Signet Jewelers Ltd.	209,250	28,876,500
Total		81,905,198
Total Consumer Discretionary		379,895,581
CONSUMER STAPLES 4.4%
Beverages 0.4%
Dr. Pepper Snapple Group, Inc.	172,890	13,265,849
Food Products 3.7%
Hershey Co. (The)	266,450	23,852,604
JM Smucker Co. (The)	515,040	60,630,509
Tyson Foods, Inc., Class A	689,250	29,141,490
Total		113,624,603
Personal Products 0.3%
Coty, Inc. Class A	272,300	8,253,413
Total Consumer Staples		135,143,865

Common Stocks (continued)

Issuer	Shares	Value ($)
ENERGY 8.1%
Energy Equipment & Services 4.1%
Cameron International Corp.(a)	696,000	46,464,960
Helmerich & Payne, Inc.	408,325	24,095,258
Oceaneering International, Inc.	428,750	18,787,825
Superior Energy Services, Inc.	1,067,800	16,988,698
Weatherford International PLC(a)	1,850,675	18,784,351
Total		125,121,092
Oil, Gas & Consumable Fuels 4.0%
Cabot Oil & Gas Corp.	851,850	20,163,290
Cimarex Energy Co.	397,190	43,893,467
Newfield Exploration Co.(a)	482,800	16,082,068
Noble Energy, Inc.	1,285,450	42,946,884
Total		123,085,709
Total Energy		248,206,801
FINANCIALS 31.6%
Banks 6.4%
BankUnited, Inc.	911,350	32,480,514
Cullen/Frost Bankers, Inc.	440,950	28,511,827
Fifth Third Bancorp	3,482,851	69,378,392
M&T Bank Corp.	557,850	65,960,184
Total		196,330,917
Capital Markets 1.3%
E*TRADE Financial Corp.(a)	1,486,300	39,074,827
Consumer Finance 1.7%
Synchrony Financial(a)	1,560,900	51,431,655
Diversified Financial Services 1.6%
Voya Financial, Inc.	1,160,150	49,979,262
Insurance 6.6%
Aon PLC	441,525	41,256,096
Hartford Financial Services Group, Inc. (The)	1,248,643	57,375,146
Lincoln National Corp.	1,055,500	53,608,845
Principal Financial Group, Inc.	1,020,752	51,394,863
Total		203,634,950
Real Estate Investment Trusts (REITs) 11.5%
Camden Property Trust	360,925	25,997,428
Colony Capital, Inc.	802,175	17,415,219
Extra Space Storage, Inc.	410,329	30,150,975

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
5

COLUMBIA MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2015 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Health Care REIT, Inc.	700,775	44,394,096
Host Hotels & Resorts, Inc.	2,452,672	43,485,875
Outfront Media, Inc.	1,158,502	26,216,900
Rayonier, Inc.	967,184	22,245,232
SL Green Realty Corp.	397,375	41,132,286
Taubman Centers, Inc.	516,425	35,628,161
UDR, Inc.	1,275,375	41,194,613
Weyerhaeuser Co.	929,978	25,983,585
Total		353,844,370
Real Estate Management & Development 1.0%
CBRE Group, Inc., Class A(a)	967,961	30,994,111
Thrifts & Mortgage Finance 1.5%
Radian Group, Inc.	2,623,275	47,166,484
Total Financials		972,456,576
HEALTH CARE 7.6%
Health Care Equipment & Supplies 4.6%
Boston Scientific Corp.(a)	1,885,425	31,562,014
Teleflex, Inc.	436,025	57,032,070
Zimmer Biomet Holdings, Inc.	504,175	52,212,363
Total		140,806,447
Health Care Providers & Services 1.7%
Community Health Systems, Inc.(a)	552,900	29,690,730
WellCare Health Plans, Inc.(a)	262,750	23,823,543
Total		53,514,273
Life Sciences Tools & Services 0.7%
PAREXEL International Corp.(a)	305,175	20,056,101
Pharmaceuticals 0.6%
Mallinckrodt PLC(a)	215,282	18,565,920
Total Health Care		232,942,741
INDUSTRIALS 8.3%
Aerospace & Defense 1.1%
Textron, Inc.	915,250	35,511,700
Airlines 0.9%
United Continental Holdings, Inc.(a)	461,900	26,314,443
Building Products 0.9%
USG Corp.(a)	864,525	26,376,658
Commercial Services & Supplies 1.3%
Republic Services, Inc.	966,550	39,609,219

Common Stocks (continued)

Issuer	Shares	Value ($)
Industrial Conglomerates 1.5%
Carlisle Companies, Inc.	467,350	47,062,145
Machinery 0.9%
Ingersoll-Rand PLC	529,875	29,296,789
Road & Rail 0.8%
Ryder System, Inc.	298,350	24,455,749
Trading Companies & Distributors 0.9%
AerCap Holdings NV(a)	539,144	22,665,614
WESCO International, Inc.(a)	66,270	3,709,132
Total		26,374,746
Total Industrials		255,001,449
INFORMATION TECHNOLOGY 7.7%
Communications Equipment 1.2%
F5 Networks, Inc.(a)	107,750	13,081,928
Harris Corp.	334,425	25,690,528
Total		38,772,456
Electronic Equipment, Instruments & Components 1.6%
Arrow Electronics, Inc.(a)	420,350	23,505,972
FLIR Systems, Inc.	869,675	24,898,795
Total		48,404,767
Semiconductors & Semiconductor Equipment 2.0%
Applied Materials, Inc.	1,299,225	20,898,034
Broadcom Corp., Class A	486,825	25,154,248
Micron Technology, Inc.(a)	418,575	6,868,816
Skyworks Solutions, Inc.	99,325	8,676,039
Total		61,597,137
Software 2.3%
Activision Blizzard, Inc.	1,373,625	39,326,883
Autodesk, Inc.(a)	277,325	12,964,944
Electronic Arts, Inc.(a)	293,125	19,390,219
Total		71,682,046
Technology Hardware, Storage & Peripherals 0.6%
Seagate Technology PLC	337,750	17,360,350
Total Information Technology		237,816,756
MATERIALS 7.3%
Chemicals 2.6%
Ashland, Inc.	237,450	24,925,127
International Flavors & Fragrances, Inc.	210,600	23,071,230

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
6

COLUMBIA MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2015 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
PPG Industries, Inc.	348,750	33,232,387
Total		81,228,744
Construction Materials 0.7%
Summit Materials, Inc., Class A(a)	861,799	20,217,805
Containers & Packaging 2.7%
Bemis Co., Inc.	547,950	23,244,039
Packaging Corp. of America	382,300	25,656,153
Sealed Air Corp.	641,100	32,984,595
Total		81,884,787
Metals & Mining 1.3%
Steel Dynamics, Inc.	2,126,750	41,429,090
Total Materials		224,760,426
TELECOMMUNICATION SERVICES 1.0%
Wireless Telecommunication Services 1.0%
SBA Communications Corp., Class A(a)	267,525	31,621,455
Total Telecommunication Services		31,621,455
UTILITIES 9.2%
Electric Utilities 7.4%
Edison International	963,675	56,355,714
Great Plains Energy, Inc.	1,932,650	48,161,638
Pinnacle West Capital Corp.	627,800	37,372,934

Common Stocks (continued)

Issuer	Shares	Value ($)
Portland General Electric Co.	1,294,700	44,718,938
PPL Corp.	1,284,375	39,802,781
Total		226,412,005
Gas Utilities 0.4%
AGL Resources, Inc.	193,852	11,823,033
Independent Power and Renewable Electricity Producers 0.4%
NRG Energy, Inc.	681,912	13,583,687
Multi-Utilities 1.0%
CMS Energy Corp.	943,825	30,938,584
Total Utilities		282,757,309
Total Common Stocks (Cost: $2,349,888,184)		3,000,602,959

Money Market Funds 3.2%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.150%(b)(c)	98,749,057	98,749,057
Total Money Market Funds (Cost: $98,749,057)		98,749,057
Total Investments (Cost: $2,448,637,241)		3,099,352,016
Other Assets & Liabilities, Net		(20,826,078)
Net Assets		3,078,525,938

Notes to Portfolio of Investments

(a)  Non-income producing investment.

(b)  The rate shown is the seven-day current annualized yield at August 31, 2015.

(c)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	179,304,267	420,765,905	(501,321,115)	98,749,057	74,509	98,749,057

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
7

COLUMBIA MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2015 (Unaudited)

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
8

COLUMBIA MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2015 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at August 31, 2015:

Description	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	379,895,581	—	—	379,895,581
Consumer Staples	135,143,865	—	—	135,143,865
Energy	248,206,801	—	—	248,206,801
Financials	972,456,576	—	—	972,456,576
Health Care	232,942,741	—	—	232,942,741
Industrials	255,001,449	—	—	255,001,449
Information Technology	237,816,756	—	—	237,816,756
Materials	224,760,426	—	—	224,760,426
Telecommunication Services	31,621,455	—	—	31,621,455
Utilities	282,757,309	—	—	282,757,309
Total Common Stocks	3,000,602,959	—	—	3,000,602,959
Money Market Funds	—	98,749,057	—	98,749,057
Total Investments	3,000,602,959	98,749,057	—	3,099,352,016

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	179,304,267	179,304,267	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

There were no transfers of financial assets between Levels 2 and 3 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
9

COLUMBIA MID CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2015 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $2,349,888,184)	$3,000,602,959
Affiliated issuers (identified cost $98,749,057)	98,749,057
Total investments (identified cost $2,448,637,241)	3,099,352,016
Receivable for:
Investments sold	16,288,702
Capital shares sold	1,577,011
Dividends	3,708,886
Prepaid expenses	15,071
Total assets	3,120,941,686
Liabilities
Payable for:
Investments purchased	36,816,671
Capital shares purchased	4,409,875
Investment management fees	182,956
Distribution and/or service fees	33,499
Transfer agent fees	627,812
Plan administration fees	1
Compensation of board members	185,548
Other expenses	159,386
Total liabilities	42,415,748
Net assets applicable to outstanding capital stock	$3,078,525,938
Represented by
Paid-in capital	$2,157,416,898
Undistributed net investment income	3,354,600
Accumulated net realized gain	267,039,665
Unrealized appreciation (depreciation) on:
Investments	650,714,775
Total — representing net assets applicable to outstanding capital stock	$3,078,525,938

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
10

COLUMBIA MID CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

August 31, 2015 (Unaudited)

Class A
Net assets	$975,462,971
Shares outstanding	62,419,191
Net asset value per share	$15.63
Maximum offering price per share(a)	$16.58
Class B
Net assets	$5,134,298
Shares outstanding	346,210
Net asset value per share	$14.83
Class C
Net assets	$123,918,268
Shares outstanding	8,312,265
Net asset value per share	$14.91
Class I
Net assets	$2,709
Shares outstanding	173
Net asset value per share(b)	$15.63
Class K
Net assets	$5,742
Shares outstanding	366
Net asset value per share	$15.69
Class R
Net assets	$63,313,047
Shares outstanding	4,063,331
Net asset value per share	$15.58
Class R4
Net assets	$66,181,401
Shares outstanding	4,149,735
Net asset value per share	$15.95
Class R5
Net assets	$63,153,891
Shares outstanding	3,958,830
Net asset value per share	$15.95
Class W
Net assets	$383,276
Shares outstanding	24,527
Net asset value per share	$15.63
Class Y
Net assets	$43,510,022
Shares outstanding	2,783,233
Net asset value per share	$15.63
Class Z
Net assets	$1,737,460,313
Shares outstanding	110,963,884
Net asset value per share	$15.66

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

(b) Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
11

COLUMBIA MID CAP VALUE FUND

STATEMENT OF OPERATIONS

Six Months Ended August 31, 2015 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$28,837,371
Dividends — affiliated issuers	74,509
Total income	28,911,880
Expenses:
Investment management fees	12,665,102
Distribution and/or service fees
Class A	1,359,988
Class B	37,119
Class C	684,685
Class R	184,759
Class W	547
Transfer agent fees
Class A	1,057,814
Class B	7,217
Class C	133,137
Class K	2
Class R	71,867
Class R4	51,661
Class R5	18,060
Class W	426
Class Z	2,035,955
Plan administration fees
Class K	8
Compensation of board members	34,199
Custodian fees	13,968
Printing and postage fees	189,701
Registration fees	94,397
Professional fees	28,368
Other	26,534
Total expenses	18,695,514
Expense reductions	(4,916)
Total net expenses	18,690,598
Net investment income	10,221,282
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	293,314,381
Net realized gain	293,314,381
Net change in unrealized appreciation (depreciation) on:
Investments	(465,147,922)
Net change in unrealized depreciation	(465,147,922)
Net realized and unrealized loss	(171,833,541)
Net decrease in net assets from operations	$(161,612,259)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
12

COLUMBIA MID CAP VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015
Operations
Net investment income	$10,221,282	$20,044,514
Net realized gain	293,314,381	412,908,820
Net change in unrealized depreciation	(465,147,922)	(110,322,816)
Net increase (decrease) in net assets resulting from operations	(161,612,259)	322,630,518
Distributions to shareholders
Net investment income
Class A	(1,239,845)	(4,766,548)
Class B	—	(12,726)
Class C	—	(163,650)
Class I	(10)	(358,705)
Class K	(12)	(44)
Class R	—	(170,576)
Class R4	(118,090)	(111,541)
Class R5	(221,057)	(335,311)
Class W	(518)	(2,270)
Class Y	(101,359)	(143,886)
Class Z	(5,016,593)	(16,189,669)
Net realized gains
Class A	(43,599,161)	(172,737,080)
Class B	(285,756)	(1,889,298)
Class C	(5,752,538)	(21,894,748)
Class I	(121)	(6,596,744)
Class K	(250)	(974)
Class R	(2,961,450)	(10,764,812)
Class R4	(2,752,728)	(2,419,482)
Class R5	(2,967,736)	(6,259,682)
Class W	(17,028)	(81,199)
Class Y	(1,363,166)	(2,476,273)
Class Z	(78,027,728)	(370,349,851)
Total distributions to shareholders	(144,425,146)	(617,725,069)
Increase (decrease) in net assets from capital stock activity	(421,736,135)	230,753,029
Total decrease in net assets	(727,773,540)	(64,341,522)
Net assets at beginning of period	3,806,299,478	3,870,641,000
Net assets at end of period	$3,078,525,938	$3,806,299,478
Undistributed (excess of distributions over) net investment income	$3,354,600	$(169,198)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
13

COLUMBIA MID CAP VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended August 31, 2015 (Unaudited)		Year Ended February 28, 2015
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	4,300,668	72,585,880	13,415,112	241,409,995
Distributions reinvested	2,481,371	41,612,869	9,391,185	164,243,740
Redemptions	(9,118,116)	(153,212,451)	(17,000,791)	(305,632,557)
Net increase (decrease)	(2,336,077)	(39,013,702)	5,805,506	100,021,178
Class B shares
Subscriptions	3,691	60,025	28,457	498,264
Distributions reinvested	16,489	262,676	103,025	1,732,090
Redemptions(a)	(238,523)	(3,856,949)	(403,330)	(6,952,178)
Net decrease	(218,343)	(3,534,248)	(271,848)	(4,721,824)
Class C shares
Subscriptions	378,352	6,116,509	1,199,715	20,665,929
Distributions reinvested	286,166	4,581,521	1,027,022	17,262,321
Redemptions	(756,665)	(12,143,447)	(1,205,653)	(20,857,272)
Net increase (decrease)	(92,147)	(1,445,417)	1,021,084	17,070,978
Class I shares
Subscriptions	—	—	2,050	36,815
Distributions reinvested	—	—	380,150	6,954,904
Redemptions	—	—	(5,083,873)	(93,280,205)
Net (decrease)	—	—	(4,701,673)	(86,288,486)
Class K shares
Distributions reinvested	8	135	28	490
Redemptions	—	—	(548)	(10,400)
Net increase (decrease)	8	135	(520)	(9,910)
Class R shares
Subscriptions	505,866	8,565,756	2,100,075	37,594,686
Distributions reinvested	168,604	2,819,059	563,949	9,798,979
Redemptions	(1,136,821)	(19,073,116)	(1,474,651)	(26,513,817)
Net increase (decrease)	(462,351)	(7,688,301)	1,189,373	20,879,848
Class R4 shares
Subscriptions	2,487,301	43,460,726	1,479,348	26,228,312
Distributions reinvested	167,890	2,870,818	143,482	2,531,020
Redemptions	(421,118)	(7,147,511)	(265,407)	(4,804,666)
Net increase	2,234,073	39,184,033	1,357,423	23,954,666
Class R5 shares
Subscriptions	690,284	11,927,477	2,742,088	49,385,390
Distributions reinvested	186,296	3,188,199	372,305	6,561,008
Redemptions	(1,035,033)	(17,634,009)	(487,196)	(8,921,619)
Net increase (decrease)	(158,453)	(2,518,333)	2,627,197	47,024,779

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
14

COLUMBIA MID CAP VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended August 31, 2015 (Unaudited)		Year Ended February 28, 2015
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity (continued)
Class W shares
Distributions reinvested	1,039	17,433	4,736	83,001
Redemptions	(5,133)	(87,981)	(10,721)	(195,568)
Net decrease	(4,094)	(70,548)	(5,985)	(112,567)
Class Y shares
Subscriptions	1,446,101	24,066,950	1,173,529	20,826,179
Distributions reinvested	87,314	1,464,377	151,708	2,619,536
Redemptions	(371,213)	(6,219,724)	(249,909)	(4,477,660)
Net increase	1,162,202	19,311,603	1,075,328	18,968,055
Class Z shares
Subscriptions	3,918,946	66,165,344	17,182,452	310,691,377
Distributions reinvested	3,993,644	67,107,813	18,119,784	317,379,875
Redemptions	(32,552,105)	(559,234,514)	(29,519,885)	(534,104,940)
Net increase (decrease)	(24,639,515)	(425,961,357)	5,782,351	93,966,312
Total net increase (decrease)	(24,514,697)	(421,736,135)	13,878,236	230,753,029

(a) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
15

COLUMBIA MID CAP VALUE FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended August 31, 2015		Year Ended February 28,						Year Ended February 29,		Year Ended February 28,
Class A	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$17.18		$18.64		$16.02		$13.91		$14.24		$11.18
Income from investment operations:
Net investment income	0.04		0.07		0.05		0.11		0.07		0.13	(a)
Net realized and unrealized gain (loss)	(0.87)		1.44		4.60		2.10		(0.33)		3.07
Total from investment operations	(0.83)		1.51		4.65		2.21		(0.26)		3.20
Less distributions to shareholders:
Net investment income	(0.02)		(0.07)		(0.07)		(0.10)		(0.07)		(0.14)
Net realized gains	(0.70)		(2.90)		(1.96)		—		—		—
Total distributions to shareholders	(0.72)		(2.97)		(2.03)		(0.10)		(0.07)		(0.14)
Proceeds from regulatory settlements	—		—		—		—		0.00	(b)	0.00	(b)
Net asset value, end of period	$15.63		$17.18		$18.64		$16.02		$13.91		$14.24
Total return	(5.12%)		8.50%		30.10%		16.03%		(1.75%)		28.87%
Ratios to average net assets(c)
Total gross expenses	1.18	%(d)	1.16%		1.17%		1.19%		1.18%		1.13%
Total net expenses(e)	1.18	%(d)(f)	1.16	%(f)	1.17	%(f)	1.19	%(f)	1.18	%(f)	1.13	%(f)
Net investment income	0.45	%(d)	0.39%		0.27%		0.75%		0.59%		1.05%
Supplemental data
Net assets, end of period (in thousands)	$975,463		$1,112,701		$1,098,949		$991,510		$1,135,303		$1,511,519
Portfolio turnover	27%		25%		48%		36%		39%		50%

Notes to Financial Highlights

(a)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.08 per share.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
16

COLUMBIA MID CAP VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2015		Year Ended February 28,						Year Ended February 29,		Year Ended February 28,
Class B	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$16.38		$17.98		$15.56		$13.52		$13.89		$10.94
Income from investment operations:
Net investment income (loss)	(0.02)		(0.07)		(0.08)		0.00	(a)	(0.02)		0.03	(b)
Net realized and unrealized gain (loss)	(0.83)		1.39		4.46		2.06		(0.34)		3.01
Total from investment operations	(0.85)		1.32		4.38		2.06		(0.36)		3.04
Less distributions to shareholders:
Net investment income	—		(0.02)		—		(0.02)		(0.01)		(0.09)
Net realized gains	(0.70)		(2.90)		(1.96)		—		—		—
Total distributions to shareholders	(0.70)		(2.92)		(1.96)		(0.02)		(0.01)		(0.09)
Proceeds from regulatory settlements	—		—		—		—		0.00	(a)	0.00	(a)
Net asset value, end of period	$14.83		$16.38		$17.98		$15.56		$13.52		$13.89
Total return	(5.49%)		7.64%		29.16%		15.22%		(2.55%)		27.89%
Ratios to average net assets(c)
Total gross expenses	1.93	%(d)	1.91%		1.92%		1.94%		1.93%		1.88%
Total net expenses(e)	1.93	%(d)(f)	1.91	%(f)	1.92	%(f)	1.94	%(f)	1.93	%(f)	1.88	%(f)
Net investment income (loss)	(0.28	%)(d)	(0.40%)		(0.48%)		0.01%		(0.19%)		0.28%
Supplemental data
Net assets, end of period (in thousands)	$5,134		$9,250		$15,034		$16,759		$22,740		$44,651
Portfolio turnover	27%		25%		48%		36%		39%		50%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.08 per share.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
17

COLUMBIA MID CAP VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2015		Year Ended February 28,						Year Ended February 29,		Year Ended February 28,
Class C	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$16.47		$18.05		$15.62		$13.57		$13.94		$10.98
Income from investment operations:
Net investment income (loss)	(0.02)		(0.06)		(0.08)		0.00	(a)	(0.02)		0.04	(b)
Net realized and unrealized gain (loss)	(0.84)		1.40		4.47		2.07		(0.34)		3.01
Total from investment operations	(0.86)		1.34		4.39		2.07		(0.36)		3.05
Less distributions to shareholders:
Net investment income	—		(0.02)		—		(0.02)		(0.01)		(0.09)
Net realized gains	(0.70)		(2.90)		(1.96)		—		—		—
Total distributions to shareholders	(0.70)		(2.92)		(1.96)		(0.02)		(0.01)		(0.09)
Proceeds from regulatory settlements	—		—		—		—		0.00	(a)	0.00	(a)
Net asset value, end of period	$14.91		$16.47		$18.05		$15.62		$13.57		$13.94
Total return	(5.52%)		7.73%		29.11%		15.24%		(2.54%)		27.88%
Ratios to average net assets(c)
Total gross expenses	1.93	%(d)	1.91%		1.92%		1.94%		1.93%		1.88%
Total net expenses(e)	1.93	%(d)(f)	1.91	%(f)	1.92	%(f)	1.94	%(f)	1.93	%(f)	1.88	%(f)
Net investment income (loss)	(0.30	%)(d)	(0.36%)		(0.49%)		0.00	%(a)	(0.17%)		0.30%
Supplemental data
Net assets, end of period (in thousands)	$123,918		$138,393		$133,282		$115,248		$125,463		$173,457
Portfolio turnover	27%		25%		48%		36%		39%		50%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.08 per share.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
18

COLUMBIA MID CAP VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2015		Year Ended February 28,			Year Ended February 29,	Year Ended February 28,
Class I	(Unaudited)		2015	2014	2013	2012	2011(a)
Per share data
Net asset value, beginning of period	$17.19		$18.64	$16.03	$13.91	$14.24	$11.68
Income from investment operations:
Net investment income	0.08		0.09	0.12	0.17	0.13	0.03
Net realized and unrealized gain (loss)	(0.88)		1.51	4.59	2.12	(0.33)	2.58
Total from investment operations	(0.80)		1.60	4.71	2.29	(0.20)	2.61
Less distributions to shareholders:
Net investment income	(0.06)		(0.15)	(0.14)	(0.17)	(0.13)	(0.05)
Net realized gains	(0.70)		(2.90)	(1.96)	—	—	—
Total distributions to shareholders	(0.76)		(3.05)	(2.10)	(0.17)	(0.13)	(0.05)
Proceeds from regulatory settlements	—		—	—	—	0.00 (b)	—
Net asset value, end of period	$15.63		$17.19	$18.64	$16.03	$13.91	$14.24
Total return	(4.97%)		9.03%	30.59%	16.61%	(1.32%)	22.40%
Ratios to average net assets(c)
Total gross expenses	0.74	%(d)	0.72%	0.73%	0.74%	0.73%	0.72	%(d)
Total net expenses(e)	0.74	%(d)	0.72%	0.73%	0.74%	0.73%	0.72	%(d)
Net investment income	0.89	%(d)	0.51%	0.69%	1.19%	1.03%	0.53	%(d)
Supplemental data
Net assets, end of period (in thousands)	$3		$3	$87,662	$160,368	$143,562	$150,603
Portfolio turnover	27%		25%	48%	36%	39%	50%

Notes to Financial Highlights

(a)  Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
19

COLUMBIA MID CAP VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2015		Year Ended February 28,			Year Ended February 29,
Class K	(Unaudited)		2015	2014	2013	2012(a)
Per share data
Net asset value, beginning of period	$17.24		$18.70	$16.07	$13.94	$14.06
Income from investment operations:
Net investment income	0.05		0.10	0.07	0.13	0.11
Net realized and unrealized gain (loss)	(0.87)		1.44	4.61	2.13	(0.15)
Total from investment operations	(0.82)		1.54	4.68	2.26	(0.04)
Less distributions to shareholders:
Net investment income	(0.03)		(0.10)	(0.09)	(0.13)	(0.08)
Net realized gains	(0.70)		(2.90)	(1.96)	—	—
Total distributions to shareholders	(0.73)		(3.00)	(2.05)	(0.13)	(0.08)
Proceeds from regulatory settlements	—		—	—	—	0.00	(b)
Net asset value, end of period	$15.69		$17.24	$18.70	$16.07	$13.94
Total return	(5.03%)		8.63%	30.26%	16.31%	(0.23%)
Ratios to average net assets(c)
Total gross expenses	1.01	%(d)	1.01%	1.03%	1.04%	1.05	%(d)
Total net expenses(e)	1.01	%(d)	1.01%	1.03%	1.01%	1.03	%(d)
Net investment income	0.61	%(d)	0.57%	0.40%	0.93%	0.86	%(d)
Supplemental data
Net assets, end of period (in thousands)	$6		$6	$16	$14	$12
Portfolio turnover	27%		25%	48%	36%	39%

Notes to Financial Highlights

(a)  Based on operations from March 7, 2011 (commencement of operations) through the stated period end.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
20

COLUMBIA MID CAP VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2015		Year Ended February 28,						Year Ended February 29,		Year Ended February 28,
Class R	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$17.14		$18.61		$16.00		$13.89		$14.23		$11.18
Income from investment operations:
Net investment income	0.02		0.03		0.00	(a)	0.07		0.01		0.10	(b)
Net realized and unrealized gain (loss)	(0.88)		1.44		4.59		2.11		(0.31)		3.07
Total from investment operations	(0.86)		1.47		4.59		2.18		(0.30)		3.17
Less distributions to shareholders:
Net investment income	—		(0.04)		(0.02)		(0.07)		(0.04)		(0.12)
Net realized gains	(0.70)		(2.90)		(1.96)		—		—		—
Total distributions to shareholders	(0.70)		(2.94)		(1.98)		(0.07)		(0.04)		(0.12)
Proceeds from regulatory settlements	—		—		—		—		0.00	(a)	0.00	(a)
Net asset value, end of period	$15.58		$17.14		$18.61		$16.00		$13.89		$14.23
Total return	(5.30%)		8.25%		29.77%		15.76%		(2.04%)		28.53%
Ratios to average net assets(c)
Total gross expenses	1.43	%(d)	1.41%		1.42%		1.44%		1.45%		1.38%
Total net expenses(e)	1.43	%(d)(f)	1.41	%(f)	1.42	%(f)	1.44	%(f)	1.43	%(f)	1.38	%(f)
Net investment income	0.20	%(d)	0.15%		0.02%		0.50%		0.15%		0.80%
Supplemental data
Net assets, end of period (in thousands)	$63,313		$77,556		$62,085		$58,923		$80,096		$337,001
Portfolio turnover	27%		25%		48%		36%		39%		50%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.08 per share.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
21

COLUMBIA MID CAP VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2015		Year Ended February 28,
Class R4	(Unaudited)		2015		2014		2013(a)
Per share data
Net asset value, beginning of period	$17.52		$18.95		$16.26		$14.24
Income from investment operations:
Net investment income	0.06		0.12		0.09		0.06
Net realized and unrealized gain (loss)	(0.89)		1.47		4.67		2.00
Total from investment operations	(0.83)		1.59		4.76		2.06
Less distributions to shareholders:
Net investment income	(0.04)		(0.12)		(0.11)		(0.04)
Net realized gains	(0.70)		(2.90)		(1.96)		—
Total distributions to shareholders	(0.74)		(3.02)		(2.07)		(0.04)
Net asset value, end of period	$15.95		$17.52		$18.95		$16.26
Total return	(5.02%)		8.79%		30.40%		14.49%
Ratios to average net assets(b)
Total gross expenses	0.94	%(c)	0.92%		0.92%		0.85	%(c)
Total net expenses(d)	0.94	%(c)(e)	0.92	%(e)	0.92	%(e)	0.85	%(c)
Net investment income	0.68	%(c)	0.68%		0.48%		1.19	%(c)
Supplemental data
Net assets, end of period (in thousands)	$66,181		$33,559		$10,580		$3
Portfolio turnover	27%		25%		48%		36%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
22

COLUMBIA MID CAP VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2015		Year Ended February 28,
Class R5	(Unaudited)		2015	2014	2013(a)
Per share data
Net asset value, beginning of period	$17.52		$18.96	$16.26	$14.24
Income from investment operations:
Net investment income	0.07		0.15	0.12	0.06
Net realized and unrealized gain (loss)	(0.89)		1.45	4.67	2.00
Total from investment operations	(0.82)		1.60	4.79	2.06
Less distributions to shareholders:
Net investment income	(0.05)		(0.14)	(0.13)	(0.04)
Net realized gains	(0.70)		(2.90)	(1.96)	—
Total distributions to shareholders	(0.75)		(3.04)	(2.09)	(0.04)
Net asset value, end of period	$15.95		$17.52	$18.96	$16.26
Total return	(4.96%)		8.87%	30.64%	14.52%
Ratios to average net assets(b)
Total gross expenses	0.79	%(c)	0.78%	0.80%	0.77	%(c)
Total net expenses(d)	0.79	%(c)	0.78%	0.80%	0.77	%(c)
Net investment income	0.85	%(c)	0.84%	0.67%	1.28	%(c)
Supplemental data
Net assets, end of period (in thousands)	$63,154		$72,152	$28,245	$3
Portfolio turnover	27%		25%	48%	36%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
23

COLUMBIA MID CAP VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2015		Year Ended February 28,						Year Ended February 29,		Year Ended February 28,
Class W	(Unaudited)		2015		2014		2013		2012		2011(a)
Per share data
Net asset value, beginning of period	$17.18		$18.64		$16.03		$13.91		$14.24		$11.69
Income from investment operations:
Net investment income	0.04		0.07		0.04		0.11		0.09		0.02
Net realized and unrealized gain (loss)	(0.87)		1.45		4.60		2.11		(0.35)		2.57
Total from investment operations	(0.83)		1.52		4.64		2.22		(0.26)		2.59
Less distributions to shareholders:
Net investment income	(0.02)		(0.08)		(0.07)		(0.10)		(0.07)		(0.04)
Net realized gains	(0.70)		(2.90)		(1.96)		—		—		—
Total distributions to shareholders	(0.72)		(2.98)		(2.03)		(0.10)		(0.07)		(0.04)
Proceeds from regulatory settlements	—		—		—		—		0.00	(b)	—
Net asset value, end of period	$15.63		$17.18		$18.64		$16.03		$13.91		$14.24
Total return	(5.12%)		8.50%		30.02%		16.09%		(1.74%)		22.17%
Ratios to average net assets(c)
Total gross expenses	1.18	%(d)	1.16%		1.16%		1.19%		1.19%		1.14	%(d)
Total net expenses(e)	1.18	%(d)(f)	1.16	%(f)	1.16	%(f)	1.19	%(f)	1.19	%(f)	1.14	%(d)(f)
Net investment income	0.46	%(d)	0.37%		0.21%		0.74%		0.69%		0.34	%(d)
Supplemental data
Net assets, end of period (in thousands)	$383		$492		$645		$79,581		$77,367		$3
Portfolio turnover	27%		25%		48%		36%		39%		50%

Notes to Financial Highlights

(a)  Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
24

COLUMBIA MID CAP VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2015		Year Ended February 28,			Year Ended February 29,	Year Ended February 28,
Class Y	(Unaudited)		2015	2014	2013	2012	2011
Per share data
Net asset value, beginning of period	$17.19		$18.65	$16.03	$13.91	$14.24	$11.18
Income from investment operations:
Net investment income	0.07		0.16	0.12	0.18	0.13	0.16	(a)
Net realized and unrealized gain (loss)	(0.87)		1.43	4.60	2.09	(0.34)	3.08
Total from investment operations	(0.80)		1.59	4.72	2.27	(0.21)	3.24
Less distributions to shareholders:
Net investment income	(0.06)		(0.15)	(0.14)	(0.15)	(0.12)	(0.18)
Net realized gains	(0.70)		(2.90)	(1.96)	—	—	—
Total distributions to shareholders	(0.76)		(3.05)	(2.10)	(0.15)	(0.12)	(0.18)
Proceeds from regulatory settlements	—		—	—	—	0.00 (b)	0.00	(b)
Net asset value, end of period	$15.63		$17.19	$18.65	$16.03	$13.91	$14.24
Total return	(4.97%)		8.97%	30.65%	16.50%	(1.40%)	29.23%
Ratios to average net assets(c)
Total gross expenses	0.74	%(d)	0.73%	0.73%	0.77%	0.82%	0.81%
Total net expenses(e)	0.74	%(d)	0.73%	0.73%	0.77%	0.82%	0.81	%(f)
Net investment income	0.85	%(d)	0.88%	0.69%	1.19%	0.97%	1.25%
Supplemental data
Net assets, end of period (in thousands)	$43,510		$27,860	$10,175	$4,975	$32	$33
Portfolio turnover	27%		25%	48%	36%	39%	50%

Notes to Financial Highlights

(a)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.08 per share.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
25

COLUMBIA MID CAP VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2015		Year Ended February 28,						Year Ended February 29,		Year Ended February 28,
Class Z	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$17.21		$18.67		$16.05		$13.93		$14.26		$11.20
Income from investment operations:
Net investment income	0.06		0.12		0.09		0.14		0.11		0.16	(a)
Net realized and unrealized gain (loss)	(0.87)		1.44		4.60		2.12		(0.33)		3.07
Total from investment operations	(0.81)		1.56		4.69		2.26		(0.22)		3.23
Less distributions to shareholders:
Net investment income	(0.04)		(0.12)		(0.11)		(0.14)		(0.11)		(0.17)
Net realized gains	(0.70)		(2.90)		(1.96)		—		—		—
Total distributions to shareholders	(0.74)		(3.02)		(2.07)		(0.14)		(0.11)		(0.17)
Proceeds from regulatory settlements	—		—		—		—		0.00	(b)	0.00	(b)
Net asset value, end of period	$15.66		$17.21		$18.67		$16.05		$13.93		$14.26
Total return	(4.99%)		8.76%		30.37%		16.36%		(1.50%)		29.14%
Ratios to average net assets(c)
Total gross expenses	0.93	%(d)	0.91%		0.92%		0.94%		0.93%		0.88%
Total net expenses(e)	0.93	%(d)(f)	0.91	%(f)	0.92	%(f)	0.94	%(f)	0.93	%(f)	0.88	%(f)
Net investment income	0.70	%(d)	0.64%		0.52%		1.01%		0.85%		1.30%
Supplemental data
Net assets, end of period (in thousands)	$1,737,460		$2,334,328		$2,423,967		$2,298,515		$2,460,299		$2,859,249
Portfolio turnover	27%		25%		48%		36%		39%		50%

Notes to Financial Highlights

(a)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.08 per share.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
26

COLUMBIA MID CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS

August 31, 2015 (Unaudited)

Note 1. Organization

Columbia Mid Cap Value Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class K, Class R, Class R4, Class R5, Class W, Class Y and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year after purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class K shares are not subject to sales charges, however this share class is closed to new investors.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund's prospectus.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Y shares are not subject to sales charges and are generally available only to certain retirement plans as described in the Fund's prospectus.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Semiannual Report 2015
27

COLUMBIA MID CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2015 (Unaudited)

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees (the Board), including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund's management. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Semiannual Report 2015
28

COLUMBIA MID CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2015 (Unaudited)

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid each calendar quarter. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In May 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2015-07, Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). ASU No. 2015-07 changes the disclosure requirements for investments for which fair value is measured using the net asset value per share practical expedient. The disclosure requirements are effective for annual periods beginning after December 15, 2015 and interim periods within those fiscal years. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Other Transactions with Affiliates

Management Fees

Effective July 1, 2015, the Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.82% to 0.65% as the Fund's net assets increase. The annualized effective management services fee rate for the six months ended August 31, 2015 was 0.71% of the Fund's average daily net assets.

Prior to July 1, 2015, the Fund paid the Investment Manager an annual fee for advisory services under an Investment Management Services Agreement and a separate annual fee for administrative and accounting services under an Administrative Services Agreement. For the period from March 1, 2015 through June 30, 2015, the investment advisory services fee paid to the Investment Manager was $8,110,237, and the administrative services fee paid to the Investment Manager was $618,630.

Semiannual Report 2015
29

COLUMBIA MID CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2015 (Unaudited)

Participating Affiliates

The Investment Manager and its investment advisory affiliates (Participating Affiliates) around the world may coordinate in providing services to their clients. Such coordination may include functional leadership of the business (the "Global" business). From time to time the Investment Manager (or any affiliated investment subadviser to the Fund, as the case may be) may engage its Participating Affiliates to provide a variety of services such as investment research, investment monitoring, trading and discretionary investment management (including portfolio management) to certain accounts managed by the Investment Manager, including the Fund. These Participating Affiliates will provide services to the Investment Manager (or any affiliated investment subadviser to the Fund as the case may be) either pursuant to subadvisory agreements, personnel-sharing agreements or similar inter-company arrangements and the Fund will pay no additional fees and expenses as a result of any such arrangements.

These Participating Affiliates, like the Investment Manager, are direct or indirect subsidiaries of Ameriprise Financial and are registered with appropriate respective regulators in their home jurisdictions and, where required, the Securities and Exchange Commission and the Commodity Futures Trading Commission in the United States.

Pursuant to some of these arrangements, certain employees of these Participating Affiliates may serve as "associated persons" of the Investment Manager and, in this capacity, subject to the oversight and supervision of the Investment Manager and consistent with the investment objectives, policies and limitations set forth in the Fund's prospectus and Statement of Additional Information (SAI), may provide such services to the Fund on behalf of the Investment Manager.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended August 31, 2015, other expenses paid by the Fund to this company were $3,186.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these Board members may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Transfer Agency Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class. Class I and Class Y shares do not pay transfer agency fees.

Semiannual Report 2015
30

COLUMBIA MID CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2015 (Unaudited)

For the six months ended August 31, 2015, the Fund's annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.19%
Class B	0.19
Class C	0.19
Class K	0.05
Class R	0.20
Class R4	0.20
Class R5	0.05
Class W	0.20
Class Z	0.19

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2015, these minimum account balance fees reduced total expenses of the Fund by $4,916.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee at the maximum annual rate of 0.25% of the average daily net assets attributable to Class B, Class C and Class W shares of the Fund and the payment of a monthly distribution fee at the maximum annual rate of 0.75%, 0.75%, 0.50% and 0.25% of the average daily net assets attributable to Class B, Class C, Class R and Class W shares of the Fund, respectively.

Although the Fund may pay a distribution fee up to 0.25% of the Fund's average daily net assets attributable to Class W shares and a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class W shares, the aggregate fee shall not exceed 0.25% of the Fund's average daily net assets attributable to Class W shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $177,476 for Class A, $52 for Class B and $2,429 for Class C shares for the six months ended August 31, 2015.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the annual rates of:

	Contractual Expense Cap July 1, 2015 Through June 30, 2016	Voluntary Expense Cap Prior to July 1, 2015
Class A	1.26%	1.28%
Class B	2.01	2.03
Class C	2.01	2.03
Class I	0.86	0.89
Class K	1.16	1.19
Class R	1.51	1.53
Class R4	1.01	1.03
Class R5	0.91	0.94
Class W	1.26	1.28
Class Y	0.86	0.89
Class Z	1.01	1.03

Semiannual Report 2015
31

COLUMBIA MID CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2015 (Unaudited)

The contractual agreement may be modified or amended only with approval from all parties. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and other expenses the exclusion of which is specifically approved by the Board. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At August 31, 2015, the cost of investments for federal income tax purposes was approximately $2,448,637,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$755,295,000
Unrealized depreciation	(104,580,000)
Net unrealized appreciation	$650,715,000

Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund has elected to treat post-October capital losses of $22,769,803 at February 28, 2015 as arising on March 1, 2015.

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $891,447,229 and $1,349,674,845, respectively, for the six months ended August 31, 2015. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $550 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended August 31, 2015.

Note 8. Significant Risks

Financial Sector Risk

The Fund may be more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the

Semiannual Report 2015
32

COLUMBIA MID CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2015 (Unaudited)

financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry. Performance of such companies may be affected by competitive pressures and exposure to investments or agreements that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.

Shareholder Concentration Risk

At August 31, 2015, two unaffiliated shareholders of record owned 29.9% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2015
33

COLUMBIA MID CAP VALUE FUND

INTERIM APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Mid Cap Value Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

The Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considered the renewal of the IMS Agreement for a two-month period (Short-Term Period) in order to align the IMS Agreement with the review cycle of other funds in the Columbia family of funds. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2015, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel, and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its April 13-15, 2015 in-person Board meeting (the April Meeting), considered the renewal of the IMS Agreement for the Short-Term Period. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement for the Short-Term Period.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management. The Independent Trustees noted the information they received concerning Columbia Management's ability to retain its key portfolio management personnel. In evaluating the quality of services provided under the IMS Agreement and the Fund's Administrative Services Agreement, the Independent Trustees also took into account the organization and strength of the Fund's and its service providers' compliance programs. In addition, the Board also reviewed the financial condition of Columbia Management (and its affiliates) and each entity's ability to carry out its responsibilities under the IMS Agreement and the Fund's other services agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of the IMS Agreement for the Short-Term Period.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that the services being performed by Columbia Management and its affiliates were acceptable for the Short-Term Period.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that for purposes of approving the IMS Agreement for the Short-Term Period, the Fund's performance was acceptable.

Semiannual Report 2015
34

COLUMBIA MID CAP VALUE FUND

INTERIM APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT (continued)

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Management's profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that the total expense ratio of the Fund is generally no higher than the median expense ratio of funds in the same comparison universe of the Fund).

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. For purposes of approving the IMS Agreement for the Short-Term Period, the Board concluded that the investment management service fees were fair and reasonable, observing that the profitability levels also seemed reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Independent Trustees took into account that IMS fees decline as Fund assets exceed various breakpoints.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that, for purposes of its consideration of the renewal of the IMS Agreement for the Short-Term Period, the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. The Board noted its understanding that it would undertake the full consideration of renewal of the IMS Agreement for the full annual period at its June 2015 meetings. On April 15, 2015, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement for the Short-Term Period.

Semiannual Report 2015
35

COLUMBIA MID CAP VALUE FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager, and together with its global affiliates, Columbia Threadneedle), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Mid Cap Value Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March, April and June 2015, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March, April and June were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials were revised to reflect discussion and subsequent requests made by the Board representatives. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its June 15-17, 2015 in-person Board meeting (the June Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its organization, expertise, resources and capabilities.

The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the restructured leadership in the Chief Investment Officer's organization, the strengthening of the investment research department, the solidifying of the Global Asset Management initiative and the restructured investment risk management organization. The Board also noted the broad scope of services provided by Columbia Management to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Management's ability to attract and retain key portfolio management personnel.

In connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management, recalling the information it received highlighting achievements in 2014 in the performance of administrative services. In evaluating the quality of services provided under the IMS Agreement and the Fund's Administrative Services Agreement, the Independent Trustees also took into account the organization and strength of the Fund's and its service providers' compliance programs. In addition, the Board reviewed the financial condition of Columbia Management and its affiliates and each entity's ability to carry out its responsibilities under the IMS Agreement and the Fund's other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board took into account the proposed combination of the forms of IMS Agreements and Administrative Services Agreements into a single form of agreement with the combined form reflecting no

Semiannual Report 2015
36

COLUMBIA MID CAP VALUE FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT (continued)

proposed change in services or fees. Given no material change, the Trustees agreed to the combined form, to be effective upon each Fund's next annual update. The Board concluded that the services being performed under the IMS Agreement and the Administrative Services Agreement were of a reasonably high quality.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance met expectations.

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Management's profitability.

The Board considered the reports of its independent fee consultant, JDL, which assisted in its analysis of the Funds' performance and expenses, and JDL's conclusion that the effective investment management fee rate for the Fund remains within a reasonable range. The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that the total expense ratio of the Fund is generally no higher than the median expense ratio of funds in the same comparison universe of the Fund). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) was below the peer universe's median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Management and Ameriprise from managing, operating and distributing the Funds. The Board took into account JDL's conclusion that 2014 Columbia Management profitability was reasonable. It also considered that Columbia Management generated 2014 profitability that only moderately exceeded 2013 levels. It was further observed that, based on information presented, 2014 overall profitability is in line with profitability levels of industry competitors. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that IMS fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.

Semiannual Report 2015
37

COLUMBIA MID CAP VALUE FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT (continued)

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the investment management services fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 17, 2015, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Semiannual Report 2015
38

COLUMBIA MID CAP VALUE FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedle.com/us; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2015
39

Columbia Mid Cap Value Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to columbiathreadneedle.com/us. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2015 Columbia Management Investment Advisers, LLC.

columbiathreadneedle.com/us

SAR197_02_E01_(10/15)

SEMIANNUAL REPORT

August 31, 2015

COLUMBIA OVERSEAS VALUE FUND

ABOUT COLUMBIA THREADNEEDLE INVESTMENTS

Columbia Threadneedle Investments is a leading global asset management group that provides a broad range of actively managed investment strategies and solutions for individual, institutional and corporate clients around the world.

With more than 2,000 people, including over 450 investment professionals based in North America, Europe and Asia, we manage $503 billion* of assets across developed and emerging market equities, fixed income, asset allocation solutions and alternatives. We are the 13th largest manager of long-term mutual fund assets in the U.S.** and the 4th largest manager of retail funds in the U.K.***

Our priority is the investment success of our clients. We aim to deliver the investment outcomes they expect through an investment approach that is team-based, performance-driven and risk-aware. Our culture is dynamic and interactive. By sharing our insights across asset classes and geographies, we generate richer perspectives on global, regional and local investment landscapes. The ability to exchange and debate investment ideas in a collaborative environment enriches our teams' investment processes. More importantly, it results in better informed investment decisions for our clients.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

  *  In U.S. dollars as of June 30, 2015. Source: Ameriprise Q2 Earnings Release. Includes all assets managed by entities in the Columbia and Threadneedle groups of companies. Contact us for more current data.

  **  Source: ICI as of June 30, 2015 for Columbia Management Investment Advisers, LLC.

  ***  Source: Investment Association as of June 2015 for Threadneedle Asset Management Limited.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

Get the market insight you need from our investment experts

Connect with Columbia Threadneedle Investments

Investor insight

Find economic and market commentary, investment videos, white papers, mutual fund commentary and more at columbiathreadneedle.com/us.

  Columbia Threadneedle Investor Newsletter (e-newsletter)

Read our award-winning* shareholder newsletter. Our quarterly newsletter is available online and provides timely and relevant content about economic trends, fund news, service enhancements and changes. Sign up to receive the newsletter electronically at columbiathreadneedle.com/
us/newsletter.

  Investment videos

Get analysis of current events and trends that may affect your investments. Visit our online video library to watch and discover what our thought leaders are saying about the financial markets and economy.

  Social media

We offer you multiple ways to access our market commentary and investment insights.

■  Perspectives blog at columbiathreadneedle.com/us
Read timely posts by our investment team, including our chief investment officer, chief economist and portfolio managers.

■  twitter.com/CTinvest_US
Follow us on Twitter for quick, up-to-the-minute comments on market news and more.

■  youtube.com/CTinvestUS
View our commentaries on the economy, markets and current investment opportunities.

■  linkedin.com/company/columbia-threadneedle-investments-us
Connect with us on LinkedIn for updates from our thought leaders.

*Columbia Threadneedle Investor Newsletter was awarded top honors in the Mutual Fund Education Alliance STAR Awards competition for excellence in mutual fund marketing and communications in 2011, 2012 and 2013. Materials in the competition were evaluated on educational value, message comprehension, effective design and objectives.

Not part of the shareholder report

Stay informed

Become a subscriber to receive the latest investment publications and mutual fund commentaries

Subscribe to Columbia Threadneedle Investments

Email subscription center

Subscribe to the latest information from Columbia Threadneedle. Visit our email subscription center at columbiathreadneedle.com/us/subscribe to register for economic and market commentary, product and service updates, white papers and more.

■  Columbia Threadneedle Investor Newsletter
Quarterly newsletter featuring the latest macro- and micro-economic trends, investment themes, products, service changes and other items of interest to our investors

■  Investment Strategy Outlook
Quarterly publication featuring the Columbia Threadneedle Asset Allocation Team's perspective on global economic investment conditions and markets

■  MarketTrack
Quarterly publication featuring more than 40 charts and graphs that highlight the current state of the economy and the markets; includes straightforward insight on current investment opportunities

■  White papers
Frequent articles that delve deep into a variety of investment topics

■  Mutual fund updates
Quarterly portfolio manager commentary and fund fact sheets available for Columbia funds. (Not all funds have a commentary.)

Register your information online at columbiathreadneedle.com/us/subscribe and select the publications you would like to receive. Update your subscriptions at any time by accessing the email subscription center.

PRESIDENT'S MESSAGE

Dear Shareholder,

Today's investors are typically focused on outcomes, like living a certain retirement lifestyle, paying for college education or building a legacy. But in today's complex global investment landscape, even simple goals are not easily achieved.

At Columbia Threadneedle Investments, we aspire to help satisfy five core needs of today's investors:

■  Generate an appropriate stream of income in retirement

Traditional approaches to generating income may not provide the diversification benefits they once did, and they may actually introduce unwanted risk in today's market. To seek to improve your potential to live comfortably long term, we endeavor to pursue investments that explore less traveled paths to income.

■  Navigate a changing interest rate environment

Today's uncertain market environment includes the prospect of a rise in interest rates. Blending traditional investments with non-traditional or alternative products may help protect your wealth during periods of volatility. We can help strengthen your portfolio with agile products designed to take on the market's ups and downs.

■  Maximize after-tax returns

In an environment where what you keep may be more important than what you earn, municipal bonds can help mitigate high tax burdens while providing potentially attractive yields. Our state and federal tax-exempt products are aimed at helping investors manage risk, minimize the fluctuation of capital and grow wealth on a more tax-efficient basis.

■  Grow assets to achieve financial goals

We believe that finding and protecting growth comes from a disciplined security selection process designed to create excess return. Our goal is to provide investment solutions built to help you face today's market challenges and grow your assets at each crossroad of your journey.

■  Ease the impact of volatile markets

Despite a bull market run that has benefited many investors over the past several years, it's important to remember the lessons of 2008 and the value that a well-diversified portfolio may provide through times of market volatility. We are here to help you hold onto the savings you have worked tirelessly to amass, and to provide you the best opportunity to maintain your standard of living regardless of market conditions.

Find out today how we can help you confidently invest to realize your dreams. Please visit us at blog.columbiathreadneedleus.com/our-best-ideas to learn more about our unique investment solutions.

The world is constantly changing, but our priority remains the same: to help you secure your finances, meet your goals and achieve success. Thank you for your continued investment with us.

Sincerely,

Christopher O. Petersen
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit columbiathreadneedle.com/us. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2015

COLUMBIA OVERSEAS VALUE FUND

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiathreadneedle.com/us or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Performance Overview	3
Portfolio Overview	4
Understanding Your Fund's Expenses	6
Portfolio of Investments	7
Statement of Assets and Liabilities	13
Statement of Operations	15
Statement of Changes in Net Assets	16
Financial Highlights	18
Notes to Financial Statements	28
Interim Approval of Investment Management Services Agreement	38
Approval of Investment Management Services Agreement	40
Important Information About This Report	43

Semiannual Report 2015

COLUMBIA OVERSEAS VALUE FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia Overseas Value Fund (the Fund) Class A shares returned -3.12% excluding sales charges for the six-month period that ended August 31, 2015.

■  The Fund outperformed its benchmark, the MSCI EAFE Value Index (Net), which returned -7.56% for the same period.

Average Annual Total Returns (%) (for period ended August 31, 2015)

	Inception	6 Months Cumulative	1 Year	5 Years	Life
Class A*	02/28/13
Excluding sales charges		-3.12	-5.89	6.97	0.10
Including sales charges		-8.71	-11.31	5.71	-0.70
Class B*	02/28/13
Excluding sales charges		-3.47	-6.57	6.18	-0.65
Including sales charges		-8.30	-11.14	5.87	-0.65
Class C*	02/28/13
Excluding sales charges		-3.47	-6.57	6.18	-0.65
Including sales charges		-4.44	-7.48	6.18	-0.65
Class I*	03/31/11	-2.89	-5.36	7.54	0.65
Class K*	02/28/13	-3.01	-5.62	7.04	0.12
Class R4*	07/01/15	-3.02	-5.58	7.40	0.56
Class R5*	07/01/15	-3.02	-5.58	7.40	0.56
Class W*	03/31/11	-3.01	-5.79	7.19	0.39
Class Y*	07/01/15	-2.91	-5.47	7.42	0.57
Class Z	03/31/08	-3.00	-5.56	7.40	0.56
MSCI EAFE Value Index (Net)		-7.56	-10.64	6.20	0.14

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedle.com/us or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedle.com/us/investment-products/mutual-funds/
appended-performance for more information.

The MSCI EAFE Value Index (Net) is a subset of the MSCI EAFE Index (Net), and constituents of the index include securities from Europe, Australasia and the Far East. The index generally represents approximately 50% of the free float-adjusted market capitalization of the MSCI EAFE Index (Net), and consists of those securities classified by MSCI Inc. as most representing the value style, such as, higher book value-to-price ratios, higher forward earnings-to-price ratios, higher dividend yields and lower forecasted growth rates than securities representing the growth style.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Value Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2015
3

COLUMBIA OVERSEAS VALUE FUND

PORTFOLIO OVERVIEW

(Unaudited)

Portfolio Management

Fred Copper, CFA

Daisuke Nomoto, CMA (SAAJ)

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on a fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2015 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Top Ten Holdings (%) (at August 31, 2015)
Royal Dutch Shell PLC, Class B (United Kingdom)	3.4
iShares MSCI EAFE ETF (United States)	2.5
Sanofi (France)	2.4
ING Groep NV-CVA (Netherlands)	2.3
BNP Paribas SA (France)	2.3
AXA SA (France)	2.1
Optimal Payments PLC (United Kingdom)	2.1
Allianz SE, Registered Shares (Germany)	2.1
HSBC Holdings PLC (United Kingdom)	2.0
Mitsubishi UFJ Financial Group, Inc. (Japan)	1.9

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Semiannual Report 2015
4

COLUMBIA OVERSEAS VALUE FUND

PORTFOLIO OVERVIEW (continued)

(Unaudited)

Country Breakdown (%) (at August 31, 2015)
Australia	1.9
Belgium	1.9
China	0.7
Denmark	1.1
France	10.7
Germany	5.6
Hong Kong	1.6
Ireland	1.3
Israel	1.6
Italy	2.0
Japan	23.1
Marshall Islands	0.6
Netherlands	3.2
Norway	5.5
Portugal	0.0	(a)
Singapore	1.4
South Korea	1.9
Spain	4.8
Sweden	2.6
Switzerland	3.7
Taiwan	0.6
United Kingdom	19.0
United States(b)	5.2
Total	100.0

Country Breakdown is based primarily on issuer's place of organization/incorporation. Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Rounds to zero.

(b) Includes investments in Money Market Funds and Exchange-Traded Funds.

Equity Sector Breakdown (%) (at August 31, 2015)
Consumer Discretionary	11.5
Consumer Staples	4.7
Energy	8.8
Financials	31.5
Health Care	11.1
Industrials	7.7
Information Technology	9.7
Materials	4.7
Telecommunication Services	7.0
Utilities	3.3
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

Semiannual Report 2015
5

COLUMBIA OVERSEAS VALUE FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

March 1, 2015 – August 31, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)			Expenses Paid During the Period ($)			Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual		Hypothetical	Actual		Hypothetical	Actual
Class A	1,000.00	1,000.00	968.80		1,018.10	7.07		7.24	1.42
Class B	1,000.00	1,000.00	965.30		1,014.30	10.78		11.05	2.17
Class C	1,000.00	1,000.00	965.30		1,014.30	10.78		11.05	2.17
Class I	1,000.00	1,000.00	971.10		1,020.62	4.58		4.70	0.92
Class K	1,000.00	1,000.00	969.90		1,019.11	6.07		6.23	1.22
Class R4	1,000.00	1,000.00	952.20	(a)	1,019.41	1.86	(a)	5.92	1.16	(a)
Class R5	1,000.00	1,000.00	952.20	(a)	1,020.47	1.52	(a)	4.85	0.95	(a)
Class W	1,000.00	1,000.00	969.90		1,018.10	7.07		7.24	1.42
Class Y	1,000.00	1,000.00	953.30	(a)	1,020.72	1.44	(a)	4.60	0.90	(a)
Class Z	1,000.00	1,000.00	970.00		1,019.36	5.83		5.97	1.17

(a) Based on operations from July 1, 2015 (commencement of operations) through the stated period end.

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Semiannual Report 2015
6

COLUMBIA OVERSEAS VALUE FUND

PORTFOLIO OF INVESTMENTS

August 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 97.0%

Issuer	Shares	Value ($)
AUSTRALIA 1.9%
Macquarie Group Ltd.	124,075	6,696,938
National Australia Bank Ltd.	233,920	5,186,827
Total		11,883,765
BELGIUM 1.9%
Delhaize Group	42,552	3,815,682
KBC Groep NV	127,368	8,456,936
Total		12,272,618
CHINA 0.7%
Baidu, Inc., ADR(a)	28,312	4,168,942
DENMARK 1.1%
Novo Nordisk A/S, Class B	124,871	6,931,281
FRANCE 10.7%
Aperam SA(a)	144,052	4,871,264
AXA SA	538,998	13,593,710
BNP Paribas SA	226,599	14,308,234
Casino Guichard Perrachon SA	69,427	4,393,986
CNP Assurances	236,109	3,643,060
Sanofi	151,310	14,970,614
Total SA	99,936	4,576,005
VINCI SA	123,164	7,934,553
Total		68,291,426
GERMANY 5.6%
Allianz SE, Registered Shares	84,016	13,411,131
BASF SE	50,302	4,053,982
Continental AG	29,068	6,179,608
Freenet AG	278,475	8,865,366
Jenoptik AG	236,500	3,195,279
Total		35,705,366
HONG KONG 1.6%
Cheung Kong Property Holding Ltd.(a)	581,500	4,095,734
CK Hutchison Holdings Ltd.	466,500	6,213,390
Total		10,309,124
IRELAND 1.3%
Amarin Corp. PLC, ADR(a)	708,567	1,565,933
Smurfit Kappa Group PLC	228,160	6,750,228
Total		8,316,161

Common Stocks (continued)

Issuer	Shares	Value ($)
ISRAEL 1.6%
Bezeq Israeli Telecommunication Corp., Ltd. (The)	5,782,327	10,389,284
ITALY 1.9%
Ei Towers SpA	141,927	8,695,785
Esprinet SpA	416,915	3,712,322
Total		12,408,107
JAPAN 23.1%
Alps Electric Co., Ltd.	131,500	4,109,325
Aozora Bank Ltd.	1,155,000	4,216,628
CyberAgent, Inc.	166,200	6,575,906
CYBERDYNE, Inc.(a)	123,100	1,531,397
Daiichikosho Co., Ltd.	266,300	10,080,020
Eisai Co., Ltd.	53,100	3,617,364
Fuji Heavy Industries Ltd.	210,700	7,365,828
Hoya Corp.	145,300	5,668,932
Invincible Investment Corp.	10,093	5,699,851
IT Holdings Corp.	146,900	3,435,474
ITOCHU Corp.	583,800	7,001,663
KDDI Corp.	323,100	8,017,364
Keyence Corp.	9,400	4,351,436
Mitsubishi UFJ Financial Group, Inc.	1,869,300	12,330,240
Nakanishi, Inc.	125,200	4,926,174
Nihon M&A Center, Inc.	134,800	5,485,582
Nippon Telegraph & Telephone Corp.	135,800	5,179,705
Nishi-Nippon City Bank Ltd. (The)	1,808,000	5,009,212
ORIX Corp.	646,600	8,666,659
Sony Corp.(a)	162,000	4,177,331
Sumitomo Mitsui Financial Group, Inc.	180,800	7,379,617
Tanseisha Co., Ltd.	624,250	4,356,203
Temp Holdings Co., Ltd.	132,900	5,930,560
Tokio Marine Holdings, Inc.	175,600	7,029,439
Toyota Motor Corp.	88,600	5,236,813
Total		147,378,723
MARSHALL ISLANDS 0.6%
Tanker Investments Ltd.(a)	328,341	4,108,083
NETHERLANDS 3.2%
ING Groep NV-CVA	957,176	14,656,034

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
7

COLUMBIA OVERSEAS VALUE FUND

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2015 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Koninklijke Ahold NV	288,543	5,703,538
Total		20,359,572
NORWAY 5.5%
Atea ASA	402,289	3,513,579
BW LPG Ltd.	1,467,018	9,434,542
Kongsberg Automotive ASA(a)	10,445,298	5,505,301
Leroy Seafood Group ASA	295,010	9,949,807
Opera Software ASA	876,415	5,519,773
Spectrum ASA	314,864	1,141,873
Total		35,064,875
PORTUGAL —%
Banco Espirito Santo SA, Registered Shares(a)(b)(c)	2,753,345	92,690
SINGAPORE 1.4%
DBS Group Holdings Ltd.	715,700	9,020,913
SOUTH KOREA 1.9%
GS Home Shopping, Inc.	19,730	3,334,011
Hyundai Home Shopping Network Corp.	47,927	5,203,630
LF Corp.	133,996	3,704,692
Total		12,242,333
SPAIN 4.7%
Banco Santander SA	911,842	5,586,803
Cellnex Telecom SAU(a)	228,100	4,054,447
Endesa SA	540,991	11,230,857
Iberdrola SA	1,384,375	9,406,305
Total		30,278,412
SWEDEN 2.6%
Nordea Bank AB	908,545	10,753,155
Saab AB, Class B	229,475	5,865,626
Total		16,618,781
SWITZERLAND 3.7%
Autoneum Holding AG	37,716	7,105,037
Baloise Holding AG, Registered Shares	31,663	3,878,238
Nestlé SA, Registered Shares	70,697	5,214,603
Zurich Insurance Group AG	27,681	7,608,588
Total		23,806,466

Common Stocks (continued)

Issuer	Shares	Value ($)
TAIWAN 0.6%
Pegatron Corp.	1,386,000	3,596,714
UNITED KINGDOM 19.0%
AstraZeneca PLC	103,638	6,465,885
AstraZeneca PLC, ADR	104,516	3,269,261
Aviva PLC	981,331	7,225,135
BHP Billiton PLC	609,840	10,721,221
BP PLC	1,270,604	7,042,659
Crest Nicholson Holdings PLC	812,169	6,829,203
DCC PLC	63,011	4,673,581
GlaxoSmithKline PLC	302,918	6,184,862
GW Pharmaceuticals PLC ADR(a)	15,604	1,659,485
HSBC Holdings PLC	1,610,715	12,730,563
Intermediate Capital Group PLC	442,704	3,601,790
John Wood Group PLC	676,991	6,595,505
Optimal Payments PLC(a)	2,749,731	13,417,891
Royal Dutch Shell PLC, Class B	816,595	21,320,554
Vodafone Group PLC	1,967,441	6,774,768
Xchanging PLC	1,726,194	2,514,390
Total		121,026,753
UNITED STATES 2.4%
Aerie Pharmaceuticals, Inc.(a)	96,573	1,526,819
Alkermes PLC(a)	25,452	1,515,921
Arrowhead Research Corp.(a)	117,889	699,082
Celldex Therapeutics, Inc.(a)	30,084	446,446
Dynavax Technologies Corp.(a)	46,732	1,325,319
Flex Pharma, Inc.(a)	101,056	1,215,704
Insmed, Inc.(a)	36,184	884,337
Novavax, Inc.(a)	72,297	778,639
Puma Biotechnology, Inc.(a)	10,154	933,356
Regulus Therapeutics, Inc.(a)	97,114	808,960
Stillwater Mining Co.(a)	301,841	2,882,581
TESARO, Inc.(a)	15,866	816,782
Vertex Pharmaceuticals, Inc.(a)	9,426	1,202,003
Total		15,035,949
Total Common Stocks (Cost: $617,173,684)		619,306,338

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
8

COLUMBIA OVERSEAS VALUE FUND

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2015 (Unaudited)

Exchange-Traded Funds 2.5%

	Shares	Value ($)
iShares MSCI EAFE ETF	264,042	15,834,599
Total Exchange-Traded Funds (Cost: $16,938,120)		15,834,599

Money Market Funds 0.3%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.150%(d)(e)	2,078,990	2,078,990
Total Money Market Funds (Cost: $2,078,990)		2,078,990
Total Investments (Cost: $636,190,794)		637,219,927
Other Assets & Liabilities, Net		1,195,044
Net Assets		638,414,971

Investments in Derivatives

Forward Foreign Currency Exchange Contracts Open at August 31, 2015

Counterparty	Exchange Date	Currency to be Delivered		Currency to be Received		Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley & Co.	10/19/2015	22,586,000	DKK	3,390,324	USD	—	(9,019)
Morgan Stanley & Co.	10/19/2015	28,500,000	ILS	7,354,271	USD	84,221	—
Morgan Stanley & Co.	10/19/2015	249,426,000	JPY	2,020,036	USD	—	(38,877)
Morgan Stanley & Co.	10/19/2015	293,715,000	JPY	2,436,822	USD	12,320	—
Morgan Stanley & Co.	10/19/2015	12,726,603,000	KRW	10,700,019	USD	—	(46,541)
Morgan Stanley & Co.	10/19/2015	224,345,000	NOK	27,188,719	USD	92,855	—
Morgan Stanley & Co.	10/19/2015	134,883,000	TWD	4,117,936	USD	—	(34,674)
Morgan Stanley & Co.	10/19/2015	26,919,026	USD	36,742,000	AUD	—	(835,367)
Morgan Stanley & Co.	10/19/2015	13,495,306	USD	12,981,000	CHF	—	(44,952)
Morgan Stanley & Co.	10/19/2015	30,153,899	USD	19,241,000	GBP	—	(636,201)
Total						189,396	(1,645,631)

Notes to Portfolio of Investments

(a)  Non-income producing investment.

(b)  Identifies securities considered by the Investment Manager to be illiquid and may be difficult to sell. The aggregate value of such securities at August 31, 2015 was $92,690, which represents 0.01% of net assets. Information concerning such security holdings at August 31, 2015 is as follows:

Security Description	Acquisition Dates	Cost ($)
Banco Espirito Santo SA, Registered Shares	07/02/2014 - 07/29/2014	2,268,800

(c)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2015, the value of these securities amounted to $92,690, which represents 0.01% of net assets.

(d)  The rate shown is the seven-day current annualized yield at August 31, 2015.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
9

COLUMBIA OVERSEAS VALUE FUND

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2015 (Unaudited)

Notes to Portfolio of Investments (continued)

(e)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	1,840,282	139,983,612	(139,744,904)	2,078,990	2,126	2,078,990

Abbreviation Legend

ADR  American Depositary Receipt

Currency Legend

AUD  Australian Dollar

CHF  Swiss Franc

DKK  Danish Krone

GBP  British Pound

ILS    Israeli Shekel

JPY  Japanese Yen

KRW  Korean Won

NOK  Norwegian Krone

TWD  Taiwan Dollar

USD  US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
10

COLUMBIA OVERSEAS VALUE FUND

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2015 (Unaudited)

Fair Value Measurements (continued)

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at August 31, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Australia	—	11,883,765	—	11,883,765
Belgium	—	12,272,618	—	12,272,618
China	4,168,942	—	—	4,168,942
Denmark	—	6,931,281	—	6,931,281
France	—	68,291,426	—	68,291,426
Germany	—	35,705,366	—	35,705,366
Hong Kong	—	10,309,124	—	10,309,124
Ireland	1,565,933	6,750,228	—	8,316,161
Israel	—	10,389,284	—	10,389,284
Italy	—	12,408,107	—	12,408,107
Japan	—	147,378,723	—	147,378,723
Marshall Islands	—	4,108,083	—	4,108,083
Netherlands	—	20,359,572	—	20,359,572
Norway	—	35,064,875	—	35,064,875
Portugal	—	—	92,690	92,690
Singapore	—	9,020,913	—	9,020,913
South Korea	—	12,242,333	—	12,242,333

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
11

COLUMBIA OVERSEAS VALUE FUND

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2015 (Unaudited)

Fair Value Measurements (continued)

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Spain	—	30,278,412	—	30,278,412
Sweden	—	16,618,781	—	16,618,781
Switzerland	—	23,806,466	—	23,806,466
Taiwan	—	3,596,714	—	3,596,714
United Kingdom	4,928,746	116,098,007	—	121,026,753
United States	15,035,949	—	—	15,035,949
Total Common Stocks	25,699,570	593,514,078	92,690	619,306,338
Exchange-Traded Funds	15,834,599	—	—	15,834,599
Money Market Funds	—	2,078,990	—	2,078,990
Total Investments	41,534,169	595,593,068	92,690	637,219,927
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	189,396	—	189,396
Liabilities
Forward Foreign Currency Exchange Contracts	—	(1,645,631)	—	(1,645,631)
Total	41,534,169	594,136,833	92,690	635,763,692

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security's correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	1,840,282	1,840,282	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

There were no transfers of financial assets between Levels 2 and 3 during the period.

The Fund's assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stocks classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, discount rates observed in the market for similar assets as well as the movement in certain foreign or domestic market indices. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
12

COLUMBIA OVERSEAS VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2015 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $634,111,804)	$635,140,937
Affiliated issuers (identified cost $2,078,990)	2,078,990
Total investments (identified cost $636,190,794)	637,219,927
Unrealized appreciation on forward foreign currency exchange contracts	189,396
Receivable for:
Investments sold	1,993,063
Capital shares sold	219,990
Dividends	2,331,391
Foreign tax reclaims	661,488
Prepaid expenses	5,358
Other assets	36,624
Total assets	642,657,237
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	1,645,631
Payable for:
Investments purchased	1,718,121
Capital shares purchased	606,608
Investment management fees	45,354
Distribution and/or service fees	7,510
Transfer agent fees	65,388
Plan administration fees	33
Compensation of board members	73,159
Other expenses	80,462
Total liabilities	4,242,266
Net assets applicable to outstanding capital stock	$638,414,971
Represented by
Paid-in capital	$967,511,584
Undistributed net investment income	8,787,165
Accumulated net realized loss	(337,351,930)
Unrealized appreciation (depreciation) on:
Investments	1,029,133
Foreign currency translations	(104,746)
Forward foreign currency exchange contracts	(1,456,235)
Total — representing net assets applicable to outstanding capital stock	$638,414,971

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
13

COLUMBIA OVERSEAS VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

August 31, 2015 (Unaudited)

Class A
Net assets	$183,258,255
Shares outstanding	21,855,891
Net asset value per share	$8.38
Maximum offering price per share(a)	$8.89
Class B
Net assets	$2,961,946
Shares outstanding	355,056
Net asset value per share	$8.34
Class C
Net assets	$4,683,311
Shares outstanding	561,387
Net asset value per share	$8.34
Class I
Net assets	$297,542,974
Shares outstanding	35,401,984
Net asset value per share	$8.40
Class K
Net assets	$144,682
Shares outstanding	17,237
Net asset value per share	$8.39
Class R4
Net assets	$2,381
Shares outstanding	285
Net asset value per share(b)	$8.36
Class R5
Net assets	$2,382
Shares outstanding	285
Net asset value per share	$8.36
Class W
Net assets	$149,246,934
Shares outstanding	17,814,065
Net asset value per share	$8.38
Class Y
Net assets	$2,382
Shares outstanding	285
Net asset value per share(b)	$8.37
Class Z
Net assets	$569,724
Shares outstanding	67,823
Net asset value per share	$8.40

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

(b) Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
14

COLUMBIA OVERSEAS VALUE FUND

STATEMENT OF OPERATIONS

Six Months Ended August 31, 2015 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$18,102,893
Dividends — affiliated issuers	2,126
Interest	6,513
Foreign taxes withheld	(1,657,874)
Total income	16,453,658
Expenses:
Investment management fees	2,977,887
Distribution and/or service fees
Class A	243,569
Class B	21,643
Class C	24,227
Class W	247,036
Transfer agent fees
Class A	235,693
Class B	5,252
Class C	5,858
Class K	42
Class R4	1
Class W	239,401
Class Z	519
Plan administration fees
Class K	210
Compensation of board members	11,718
Custodian fees	67,039
Printing and postage fees	54,554
Registration fees	50,349
Professional fees	31,762
Other	10,496
Total expenses	4,227,256
Expense reductions	(15)
Total net expenses	4,227,241
Net investment income	12,226,417
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	9,317,916
Foreign currency translations	(79,110)
Forward foreign currency exchange contracts	547,700
Net realized gain	9,786,506
Net change in unrealized appreciation (depreciation) on:
Investments	(38,166,917)
Foreign currency translations	(16,368)
Forward foreign currency exchange contracts	(2,408,803)
Net change in unrealized depreciation	(40,592,088)
Net realized and unrealized loss	(30,805,582)
Net decrease in net assets from operations	$(18,579,165)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
15

COLUMBIA OVERSEAS VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended August 31, 2015(a) (Unaudited)	Year Ended February 28, 2015
Operations
Net investment income	$12,226,417	$18,611,021
Net realized gain (loss)	9,786,506	(13,101,793)
Net change in unrealized depreciation	(40,592,088)	(25,761,711)
Net decrease in net assets resulting from operations	(18,579,165)	(20,252,483)
Distributions to shareholders
Net investment income
Class A	—	(5,698,627)
Class B	—	(132,919)
Class C	—	(100,677)
Class I	—	(9,764,213)
Class K	—	(5,333)
Class W	—	(7,425,696)
Class Z	—	(18,234)
Tax return of capital
Class A	—	(100,747)
Class B	—	(3,557)
Class C	—	(2,345)
Class I	—	(134,338)
Class K	—	(87)
Class W	—	(136,497)
Class Z	—	(198)
Total distributions to shareholders	—	(23,523,468)
Increase (decrease) in net assets from capital stock activity	(36,150,953)	101,019,321
Total increase (decrease) in net assets	(54,730,118)	57,243,370
Net assets at beginning of period	693,145,089	635,901,719
Net assets at end of period	$638,414,971	$693,145,089
Undistributed (excess of distributions over) net investment income	$8,787,165	$(3,439,252)

(a) Class R4, Class R5 and Class Y shares are for the period from July 1, 2015 (commencement of operations) through the stated period end.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
16

COLUMBIA OVERSEAS VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended August 31, 2015(a) (Unaudited)		Year Ended February 28, 2015
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(b)	1,735,008	15,400,910	1,411,964	12,400,765
Distributions reinvested	—	—	700,883	5,738,989
Redemptions	(1,632,824)	(14,364,779)	(4,189,888)	(36,618,448)
Net increase (decrease)	102,184	1,036,131	(2,077,041)	(18,478,694)
Class B shares
Subscriptions	6,850	61,580	10,775	96,521
Distributions reinvested	—	—	16,564	135,736
Redemptions(b)	(253,874)	(2,253,984)	(477,844)	(4,152,745)
Net decrease	(247,024)	(2,192,404)	(450,505)	(3,920,488)
Class C shares
Subscriptions	65,253	579,191	64,689	562,368
Distributions reinvested	—	—	12,588	102,840
Redemptions	(36,000)	(316,546)	(72,751)	(635,372)
Net increase	29,253	262,645	4,526	29,836
Class I shares
Subscriptions	5,430,323	48,020,849	23,599,773	209,476,876
Distributions reinvested	—	—	1,211,428	9,898,464
Redemptions	(3,090,623)	(27,497,861)	(2,480,943)	(22,188,673)
Net increase	2,339,700	20,522,988	22,330,258	197,186,667
Class K shares
Distributions reinvested	—	—	652	5,340
Redemptions	(2,620)	(23,294)	(2,230)	(20,293)
Net decrease	(2,620)	(23,294)	(1,578)	(14,953)
Class R4 shares
Subscriptions	285	2,500	—	—
Net increase	285	2,500	—	—
Class R5 shares
Subscriptions	285	2,500	—	—
Net increase	285	2,500	—	—
Class W shares
Subscriptions	1,478,822	13,027,631	4,944,942	43,705,233
Distributions reinvested	—	—	923,496	7,562,121
Redemptions	(7,811,302)	(69,034,619)	(14,729,279)	(125,331,403)
Net decrease	(6,332,480)	(56,006,988)	(8,860,841)	(74,064,049)
Class Y shares
Subscriptions	285	2,500	—	—
Net increase	285	2,500	—	—
Class Z shares
Subscriptions	58,344	505,743	67,306	593,280
Distributions reinvested	—	—	1,363	11,141
Redemptions	(29,764)	(263,274)	(38,970)	(323,419)
Net increase	28,580	242,469	29,699	281,002
Total net increase (decrease)	(4,081,552)	(36,150,953)	10,974,518	101,019,321

(a) Class R4, Class R5 and Class Y shares are for the period from July 1, 2015 (commencement of operations) through the stated period end.

(b) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
17

COLUMBIA OVERSEAS VALUE FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended August 31, 2015		Year Ended February 28,
Class A	(Unaudited)		2015		2014(a)
Per share data
Net asset value, beginning of period	$8.65		$9.20		$7.65
Income from investment operations:
Net investment income	0.15		0.20		0.19
Net realized and unrealized gain (loss)	(0.42)		(0.49)		1.49
Total from investment operations	(0.27)		(0.29)		1.68
Less distributions to shareholders:
Net investment income	—		(0.26)		(0.13)
Tax return of capital	—		(0.00	)(b)	—
Total distributions to shareholders	—		(0.26)		(0.13)
Net asset value, end of period	$8.38		$8.65		$9.20
Total return	(3.12%)		(2.92%)		22.10%
Ratios to average net assets(c)
Total gross expenses	1.42	%(d)	1.40%		1.71%
Total net expenses(e)	1.42	%(d)(f)	1.40	%(f)	1.41	%(f)
Net investment income	3.31	%(d)	2.32%		2.22%
Supplemental data
Net assets, end of period (in thousands)	$183,258		$188,171		$219,133
Portfolio turnover	41%		74%		63%

Notes to Financial Highlights

(a)  Based on operations from February 28, 2013 (commencement of operations) through the stated period end.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
18

COLUMBIA OVERSEAS VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2015		Year Ended February 28,
Class B	(Unaudited)		2015		2014(a)
Per share data
Net asset value, beginning of period	$8.64		$9.18		$7.65
Income from investment operations:
Net investment income	0.12		0.15		0.14
Net realized and unrealized gain (loss)	(0.42)		(0.49)		1.47
Total from investment operations	(0.30)		(0.34)		1.61
Less distributions to shareholders:
Net investment income	—		(0.20)		(0.08)
Tax return of capital	—		(0.00	)(b)	—
Total distributions to shareholders	—		(0.20)		(0.08)
Net asset value, end of period	$8.34		$8.64		$9.18
Total return	(3.47%)		(3.60%)		21.13%
Ratios to average net assets(c)
Total gross expenses	2.17	%(d)	2.15%		2.47%
Total net expenses(e)	2.17	%(d)(f)	2.15	%(f)	2.16	%(f)
Net investment income	2.75	%(d)	1.74%		1.66%
Supplemental data
Net assets, end of period (in thousands)	$2,962		$5,202		$9,662
Portfolio turnover	41%		74%		63%

Notes to Financial Highlights

(a)  Based on operations from February 28, 2013 (commencement of operations) through the stated period end.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
19

COLUMBIA OVERSEAS VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2015		Year Ended February 28,
Class C	(Unaudited)		2015		2014(a)
Per share data
Net asset value, beginning of period	$8.64		$9.18		$7.65
Income from investment operations:
Net investment income	0.11		0.13		0.12
Net realized and unrealized gain (loss)	(0.41)		(0.47)		1.49
Total from investment operations	(0.30)		(0.34)		1.61
Less distributions to shareholders:
Net investment income	—		(0.20)		(0.08)
Tax return of capital	—		(0.00	)(b)	—
Total distributions to shareholders	—		(0.20)		(0.08)
Net asset value, end of period	$8.34		$8.64		$9.18
Total return	(3.47%)		(3.60%)		21.13%
Ratios to average net assets(c)
Total gross expenses	2.17	%(d)	2.16%		2.46%
Total net expenses(e)	2.17	%(d)(f)	2.16	%(f)	2.16	%(f)
Net investment income	2.55	%(d)	1.54%		1.46%
Supplemental data
Net assets, end of period (in thousands)	$4,683		$4,597		$4,843
Portfolio turnover	41%		74%		63%

Notes to Financial Highlights

(a)  Based on operations from February 28, 2013 (commencement of operations) through the stated period end.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
20

COLUMBIA OVERSEAS VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2015		Year Ended February 28,				Year Ended February 29,
Class I	(Unaudited)		2015		2014	2013	2012(a)
Per share data
Net asset value, beginning of period	$8.65		$9.20		$7.65	$7.22	$7.87
Income from investment operations:
Net investment income	0.17		0.24		0.20	0.20	0.22
Net realized and unrealized gain (loss)	(0.42)		(0.48)		1.51	0.40	(0.62)
Total from investment operations	(0.25)		(0.24)		1.71	0.60	(0.40)
Less distributions to shareholders:
Net investment income	—		(0.31)		(0.16)	(0.17)	(0.25)
Tax return of capital	—		(0.00	)(b)	—	—	—
Total distributions to shareholders	—		(0.31)		(0.16)	(0.17)	(0.25)
Net asset value, end of period	$8.40		$8.65		$9.20	$7.65	$7.22
Total return	(2.89%)		(2.43%)		22.55%	8.49%	(4.55%)
Ratios to average net assets(c)
Total gross expenses	0.92	%(d)	0.92%		1.04%	1.33%	1.76	%(d)
Total net expenses(e)	0.92	%(d)	0.92%		0.98%	1.07%	0.84	%(d)
Net investment income	3.76	%(d)	2.73%		2.36%	2.78%	3.37	%(d)
Supplemental data
Net assets, end of period (in thousands)	$297,543		$285,957		$98,706	$26,514	$28,376
Portfolio turnover	41%		74%		63%	46%	96%

Notes to Financial Highlights

(a)  Based on operations from March 31, 2011 (commencement of operations) through the stated period end.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
21

COLUMBIA OVERSEAS VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2015		Year Ended February 28,
Class K	(Unaudited)		2015		2014(a)
Per share data
Net asset value, beginning of period	$8.65		$9.20		$7.65
Income from investment operations:
Net investment income	0.16		0.22		0.20
Net realized and unrealized gain (loss)	(0.42)		(0.49)		1.49
Total from investment operations	(0.26)		(0.27)		1.69
Less distributions to shareholders:
Net investment income	—		(0.28)		(0.14)
Tax return of capital	—		(0.00	)(b)	—
Total distributions to shareholders	—		(0.28)		(0.14)
Net asset value, end of period	$8.39		$8.65		$9.20
Total return	(3.01%)		(2.73%)		22.25%
Ratios to average net assets(c)
Total gross expenses	1.22	%(d)	1.22%		1.33%
Total net expenses(e)	1.22	%(d)	1.22%		1.26%
Net investment income	3.62	%(d)	2.49%		2.39%
Supplemental data
Net assets, end of period (in thousands)	$145		$172		$197
Portfolio turnover	41%		74%		63%

Notes to Financial Highlights

(a)  Based on operations from February 28, 2013 (commencement of operations) through the stated period end.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
22

COLUMBIA OVERSEAS VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

Class R4	Six Months Ended August 31, 2015(a) (Unaudited)
Per share data
Net asset value, beginning of period	$8.78
Income from investment operations:
Net investment income	0.03
Net realized and unrealized loss	(0.45)
Total from investment operations	(0.42)
Net asset value, end of period	$8.36
Total return	(4.78%)
Ratios to average net assets(b)
Total gross expenses	1.16	%(c)
Total net expenses(d)	1.16	%(c)(e)
Net investment income	1.85	%(c)
Supplemental data
Net assets, end of period (in thousands)	$2
Portfolio turnover	41%

Notes to Financial Highlights

(a)  Based on operations from July 1, 2015 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
23

COLUMBIA OVERSEAS VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

Class R5	Six Months Ended August 31, 2015(a) (Unaudited)
Per share data
Net asset value, beginning of period	$8.78
Income from investment operations:
Net investment income	0.03
Net realized and unrealized loss	(0.45)
Total from investment operations	(0.42)
Net asset value, end of period	$8.36
Total return	(4.78%)
Ratios to average net assets(b)
Total gross expenses	0.95	%(c)
Total net expenses(d)	0.95	%(c)
Net investment income	2.06	%(c)
Supplemental data
Net assets, end of period (in thousands)	$2
Portfolio turnover	41%

Notes to Financial Highlights

(a)  Based on operations from July 1, 2015 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
24

COLUMBIA OVERSEAS VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2015		Year Ended February 28,					Year Ended February 29,
Class W	(Unaudited)		2015		2014		2013	2012(a)
Per share data
Net asset value, beginning of period	$8.64		$9.19		$7.65		$7.22	$7.87
Income from investment operations:
Net investment income	0.15		0.21		0.19		0.17	0.22
Net realized and unrealized gain (loss)	(0.41)		(0.50)		1.48		0.42	(0.64)
Total from investment operations	(0.26)		(0.29)		1.67		0.59	(0.42)
Less distributions to shareholders:
Net investment income	—		(0.26)		(0.13)		(0.16)	(0.23)
Tax return of capital	—		(0.00	)(b)	—		—	—
Total distributions to shareholders	—		(0.26)		(0.13)		(0.16)	(0.23)
Net asset value, end of period	$8.38		$8.64		$9.19		$7.65	$7.22
Total return	(3.01%)		(2.93%)		21.97%		8.24%	(4.81%)
Ratios to average net assets(c)
Total gross expenses	1.42	%(d)	1.40%		1.63%		1.58%	2.09	%(d)
Total net expenses(e)	1.42	%(d)(f)	1.40	%(f)	1.41	%(f)	1.33%	1.12	%(d)
Net investment income	3.43	%(d)	2.41%		2.21%		2.46%	3.24	%(d)
Supplemental data
Net assets, end of period (in thousands)	$149,247		$208,707		$303,273		$2	$2
Portfolio turnover	41%		74%		63%		46%	96%

Notes to Financial Highlights

(a)  Based on operations from March 31, 2011 (commencement of operations) through the stated period end.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
25

COLUMBIA OVERSEAS VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

Class Y	Six Months Ended August 31, 2015(a) (Unaudited)
Per share data
Net asset value, beginning of period	$8.78
Income from investment operations:
Net investment income	0.03
Net realized and unrealized loss	(0.44)
Total from investment operations	(0.41)
Net asset value, end of period	$8.37
Total return	(4.67%)
Ratios to average net assets(b)
Total gross expenses	0.90	%(c)
Total net expenses(d)	0.90	%(c)
Net investment income	2.11	%(c)
Supplemental data
Net assets, end of period (in thousands)	$2
Portfolio turnover	41%

Notes to Financial Highlights

(a)  Based on operations from July 1, 2015 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
26

COLUMBIA OVERSEAS VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2015		Year Ended February 28,					Year Ended February 29,	Year Ended February 28,
Class Z	(Unaudited)		2015		2014		2013	2012	2011
Per share data
Net asset value, beginning of period	$8.66		$9.20		$7.66		$7.23	$8.00	$6.98
Income from investment operations:
Net investment income	0.17		0.23		0.40		0.19	0.32	0.16
Net realized and unrealized gain (loss)	(0.43)		(0.48)		1.29		0.41	(0.85)	1.01
Total from investment operations	(0.26)		(0.25)		1.69		0.60	(0.53)	1.17
Less distributions to shareholders:
Net investment income	—		(0.29)		(0.15)		(0.17)	(0.24)	(0.15)
Tax return of capital	—		(0.00	)(a)	—		—	—	—
Total distributions to shareholders	—		(0.29)		(0.15)		(0.17)	(0.24)	(0.15)
Net asset value, end of period	$8.40		$8.66		$9.20		$7.66	$7.23	$8.00
Total return	(3.00%)		(2.56%)		22.19%		8.45%	(6.17%)	17.06%
Ratios to average net assets(b)
Total gross expenses	1.17	%(c)	1.16%		1.52%		1.32%	1.87%	3.65%
Total net expenses(d)	1.17	%(c)(e)	1.16	%(e)	1.21	%(e)	1.07%	0.98%	1.15	%(e)
Net investment income	3.93	%(c)	2.64%		4.97%		2.72%	3.80%	2.18%
Supplemental data
Net assets, end of period (in thousands)	$570		$340		$88		$2,680	$2,521	$8,690
Portfolio turnover	41%		74%		63%		46%	96%	48%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
27

COLUMBIA OVERSEAS VALUE FUND

NOTES TO FINANCIAL STATEMENTS

August 31, 2015 (Unaudited)

Note 1. Organization

Columbia Overseas Value Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class K, Class R4, Class R5, Class W, Class Y and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year after purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class K shares are not subject to sales charges, however this share class is closed to new investors.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus. Class R4 shares commenced operations on July 1, 2015.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans. Class R5 shares commenced operations on July 1, 2015.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Y shares are not subject to sales charges and are generally available only to certain retirement plans as described in the Fund's prospectus. Class Y shares commenced operations on July 1, 2015.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Semiannual Report 2015
28

COLUMBIA OVERSEAS VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2015 (Unaudited)

Security Valuation

All equity securities and exchange-traded funds are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities and exchange-traded funds are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees (the Board), including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the NYSE. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk,

Semiannual Report 2015
29

COLUMBIA OVERSEAS VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2015 (Unaudited)

interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. The Fund's risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the exchange's clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is failure of the clearinghouse. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker's customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker's customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund's net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.

Semiannual Report 2015
30

COLUMBIA OVERSEAS VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2015 (Unaudited)

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund's securities, to shift investment exposure from one currency to another and to shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark and/or to recover an underweight country exposure in its portfolio. These instruments may be used for other purposes in future periods.

The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund's portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at August 31, 2015:

Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	189,396
Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	1,645,631

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended August 31, 2015:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)
Foreign exchange risk	547,700
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)
Foreign exchange risk	(2,408,803)

The following table provides a summary of the average outstanding volume by derivative instrument for the six months ended August 31, 2015:

Derivative Instrument	Average Unrealized Appreciation ($)*	Average Unrealized Depreciation ($)*
Forward foreign currency exchange contracts	1,163,558	(2,135,079)

*Based on the ending quarterly outstanding amounts for the six months ended August 31, 2015.

Semiannual Report 2015
31

COLUMBIA OVERSEAS VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2015 (Unaudited)

Offsetting of Assets and Liabilities

The following table presents the Fund's gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of August 31, 2015:

Morgan Stanley ($)
Assets
Forward foreign currency exchange contracts	189,396
Liabilities
Forward foreign currency exchange contracts	1,645,631
Total Financial and Derivative Net Assets	(1,456,235)
Total collateral received (pledged) (a)	—
Net Amount (b)	(1,456,235)

(a) In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b) Represents the net amount due from/ (to) counterparties in the event of default.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund's management. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates.

Semiannual Report 2015
32

COLUMBIA OVERSEAS VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2015 (Unaudited)

The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In May 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2015-07, Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). ASU No. 2015-07 changes the disclosure requirements for investments for which fair value is measured using the net asset value per share practical expedient. The disclosure requirements are effective for annual periods beginning after December 15, 2015 and interim periods within those fiscal years. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Other Transactions with Affiliates

Management Fees

Effective July 1, 2015, the Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.87% to 0.67% as the Fund's net assets increase. The annualized effective management services fee rate for the six months ended August 31, 2015 was 0.86% of the Fund's average daily net assets.

Prior to July 1, 2015, the Fund paid the Investment Manager an annual fee for advisory services under an Investment Management Services Agreement and a separate annual fee for administrative and accounting services under an Administrative Services Agreement. For the period from March 1, 2015 through June 30, 2015, the investment advisory services fee paid to the Investment Manager was $1,812,605, and the administrative services fee paid to the Investment Manager was $183,269.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended August 31, 2015, other expenses paid by the Fund to this company were $1,072.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these Board members

Semiannual Report 2015
33

COLUMBIA OVERSEAS VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2015 (Unaudited)

may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Transfer Agency Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class. Class I and Class Y shares do not pay transfer agency fees.

For the six months ended August 31, 2015, the Fund's annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.24%
Class B	0.24
Class C	0.24
Class K	0.05
Class R4	0.24
Class R5	0.05
Class W	0.24
Class Z	0.24

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2015, these minimum account balance fees reduced total expenses of the Fund by $15.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also

Semiannual Report 2015
34

COLUMBIA OVERSEAS VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2015 (Unaudited)

under the Plans, the Fund pays a monthly service fee at the maximum annual rate of 0.25% of the average daily net assets attributable to Class B, Class C and Class W shares of the Fund and the payment of a monthly distribution fee at the maximum annual rate of 0.75%, 0.75% and 0.25% of the average daily net assets attributable to Class B, Class C and Class W shares of the Fund, respectively.

Although the Fund may pay a distribution fee up to 0.25% of the Fund's average daily net assets attributable to Class W shares and a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class W shares, the aggregate fee shall not exceed 0.25% of the Fund's average daily net assets attributable to Class W shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $82,292 for Class A, $684 for Class B, and $21 for Class C for the six months ended August 31, 2015.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

	July 1, 2015 through June 30, 2016	Prior to July 1, 2015
Class A	1.46%	1.55%
Class B	2.21	2.30
Class C	2.21	2.30
Class I	1.03	1.12
Class K	1.33	1.42
Class R4*	1.21	—
Class R5*	1.08	—
Class W	1.46	1.55
Class Y*	1.03	—
Class Z	1.21	1.30

*Expense cap rate is contractual beginning July 1, 2015 (the commencement of operations of each share class).

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Prior to July 1, 2015, the Fund's expense ratio was subject to a voluntary expense reimbursement arrangement pursuant to which fees were waived and/or expenses reimbursed (excluding certain fees and expenses immediately described above), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, did not exceed the annual rates of 1.49% for Class A, 2.24% for Class B, 2.24% for Class C, 1.06% for Class I, 1.36% for Class K, 1.49% for Class W and 1.24% for Class Z.

Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At August 31, 2015, the cost of investments for federal income tax purposes was approximately $636,191,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$54,677,000
Unrealized depreciation	(53,648,000)
Net unrealized appreciation	$1,029,000

The following capital loss carryforwards, determined as of February 28, 2015, may be available to reduce taxable income arising from future net realized gains on

Semiannual Report 2015
35

COLUMBIA OVERSEAS VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2015 (Unaudited)

investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2017	321,237,467
2018	3,000,399
No expiration — short-term	18,309,159
Total	342,547,025

Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.

Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund has elected to treat late-year ordinary losses of $349,102 at February 28, 2015 as arising on March 1, 2015.

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $280,495,053 and $303,838,200, respectively, for the six months ended August 31, 2015. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $550 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended August 31, 2015.

Note 8. Significant Risks

Financial Sector Risk

The Fund may be more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry. Performance of such companies may be affected by competitive pressures and exposure to investments or agreements that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.

Semiannual Report 2015
36

COLUMBIA OVERSEAS VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2015 (Unaudited)

Foreign Securities and Emerging Market Countries Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the various conditions, events or other factors impacting those countries and may, therefore, have a greater risk than that of a fund which is more geographically diversified.

Shareholder Concentration Risk

At August 31, 2015, affiliated shareholders of record owned 98.2% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2015
37

COLUMBIA OVERSEAS VALUE FUND

INTERIM APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Overseas Value Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

The Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considered the renewal of the IMS Agreement for a two-month period (Short-Term Period) in order to align the IMS Agreement with the review cycle of other funds in the Columbia family of funds. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2015, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel, and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its April 13-15, 2015 in-person Board meeting (the April Meeting), considered the renewal of the IMS Agreement for the Short-Term Period. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement for the Short-Term Period.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management. The Independent Trustees noted the information they received concerning Columbia Management's ability to retain its key portfolio management personnel. In evaluating the quality of services provided under the IMS Agreement and the Fund's Administrative Services Agreement, the Independent Trustees also took into account the organization and strength of the Fund's and its service providers' compliance programs. In addition, the Board also reviewed the financial condition of Columbia Management (and its affiliates) and each entity's ability to carry out its responsibilities under the IMS Agreement and the Fund's other services agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of the IMS Agreement for the Short-Term Period.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that the services being performed by Columbia Management and its affiliates were acceptable for the Short-Term Period.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that for purposes of approving the IMS Agreement for the Short-Term Period, the Fund's performance was acceptable.

Semiannual Report 2015
38

COLUMBIA OVERSEAS VALUE FUND

INTERIM APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT (continued)

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Management's profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that the total expense ratio of the Fund is generally no higher than the median expense ratio of funds in the same comparison universe of the Fund).

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. For purposes of approving the IMS Agreement for the Short-Term Period, the Board concluded that the investment management service fees were fair and reasonable, observing that the profitability levels also seemed reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Independent Trustees took into account that IMS fees decline as Fund assets exceed various breakpoints.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that, for purposes of its consideration of the renewal of the IMS Agreement for the Short-Term Period, the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. The Board noted its understanding that it would undertake the full consideration of renewal of the IMS Agreement for the full annual period at its June 2015 meetings. On April 15, 2015, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement for the Short-Term Period.

Semiannual Report 2015
39

COLUMBIA OVERSEAS VALUE FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager, and together with its global affiliates, Columbia Threadneedle), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Overseas Value Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March, April and June 2015, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March, April and June were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials were revised to reflect discussion and subsequent requests made by the Board representatives. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its June 15-17, 2015 in-person Board meeting (the June Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its organization, expertise, resources and capabilities.

The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the restructured leadership in the Chief Investment Officer's organization, the strengthening of the investment research department, the solidifying of the Global Asset Management initiative and the restructured investment risk management organization. The Board also noted the broad scope of services provided by Columbia Management to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Management's ability to attract and retain key portfolio management personnel.

In connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management, recalling the information it received highlighting achievements in 2014 in the performance of administrative services. In evaluating the quality of services provided under the IMS Agreement and the Fund's Administrative Services Agreement, the Independent Trustees also took into account the organization and strength of the Fund's and its service providers' compliance programs. In addition, the Board reviewed the financial condition of Columbia Management and its affiliates and each entity's ability to carry out its responsibilities under the IMS Agreement and the Fund's other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board took into account the proposed combination of the forms of IMS Agreements and Administrative Services Agreements into a single form of agreement with the combined form reflecting no

Semiannual Report 2015
40

COLUMBIA OVERSEAS VALUE FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT (continued)

proposed change in services or fees. Given no material change, the Trustees agreed to the combined form, to be effective upon each Fund's next annual update. The Board concluded that the services being performed under the IMS Agreement and the Administrative Services Agreement were of a reasonably high quality.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance was appropriate in light of the particular management style involved and the particular market environment.

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Management's profitability.

The Board considered the reports of its independent fee consultant, JDL, which assisted in its analysis of the Funds' performance and expenses, and JDL's conclusion that the effective investment management fee rate for the Fund remains within a reasonable range. The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that the total expense ratio of the Fund is generally no higher than the median expense ratio of funds in the same comparison universe of the Fund). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) was below the peer universe's median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Management and Ameriprise from managing, operating and distributing the Funds. The Board took into account JDL's conclusion that 2014 Columbia Management profitability was reasonable. It also considered that Columbia Management generated 2014 profitability that only moderately exceeded 2013 levels. It was further observed that, based on information presented, 2014 overall profitability is in line with profitability levels of industry competitors. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Semiannual Report 2015
41

COLUMBIA OVERSEAS VALUE FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT (continued)

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that IMS fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the investment management services fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 17, 2015, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Semiannual Report 2015
42

COLUMBIA OVERSEAS VALUE FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedle.com/us; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2015
43

Columbia Overseas Value Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to columbiathreadneedle.com/us. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2015 Columbia Management Investment Advisers, LLC.

columbiathreadneedle.com/us

SAR208_02_E01_(10/15)

SEMIANNUAL REPORT

August 31, 2015

COLUMBIA INTERNATIONAL OPPORTUNITIES FUND

ABOUT COLUMBIA THREADNEEDLE INVESTMENTS

Columbia Threadneedle Investments is a leading global asset management group that provides a broad range of actively managed investment strategies and solutions for individual, institutional and corporate clients around the world.

With more than 2,000 people, including over 450 investment professionals based in North America, Europe and Asia, we manage $503 billion* of assets across developed and emerging market equities, fixed income, asset allocation solutions and alternatives. We are the 13th largest manager of long-term mutual fund assets in the U.S.** and the 4th largest manager of retail funds in the U.K.***

Our priority is the investment success of our clients. We aim to deliver the investment outcomes they expect through an investment approach that is team-based, performance-driven and risk-aware. Our culture is dynamic and interactive. By sharing our insights across asset classes and geographies, we generate richer perspectives on global, regional and local investment landscapes. The ability to exchange and debate investment ideas in a collaborative environment enriches our teams' investment processes. More importantly, it results in better informed investment decisions for our clients.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

  *  In U.S. dollars as of June 30, 2015. Source: Ameriprise Q2 Earnings Release. Includes all assets managed by entities in the Columbia and Threadneedle groups of companies. Contact us for more current data.

  **  Source: ICI as of June 30, 2015 for Columbia Management Investment Advisers, LLC.

  ***  Source: Investment Association as of June 2015 for Threadneedle Asset Management Limited.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

Get the market insight you need from our investment experts

Connect with Columbia Threadneedle Investments

Investor insight

Find economic and market commentary, investment videos, white papers, mutual fund commentary and more at columbiathreadneedle.com/us.

  Columbia Threadneedle Investor Newsletter (e-newsletter)

Read our award-winning* shareholder newsletter. Our quarterly newsletter is available online and provides timely and relevant content about economic trends, fund news, service enhancements and changes. Sign up to receive the newsletter electronically at columbiathreadneedle.com/
us/newsletter.

  Investment videos

Get analysis of current events and trends that may affect your investments. Visit our online video library to watch and discover what our thought leaders are saying about the financial markets and economy.

  Social media

We offer you multiple ways to access our market commentary and investment insights.

■  Perspectives blog at columbiathreadneedle.com/us
Read timely posts by our investment team, including our chief investment officer, chief economist and portfolio managers.

■  twitter.com/CTinvest_US
Follow us on Twitter for quick, up-to-the-minute comments on market news and more.

■  youtube.com/CTinvestUS
View our commentaries on the economy, markets and current investment opportunities.

■  linkedin.com/company/columbia-threadneedle-investments-us
Connect with us on LinkedIn for updates from our thought leaders.

*Columbia Threadneedle Investor Newsletter was awarded top honors in the Mutual Fund Education Alliance STAR Awards competition for excellence in mutual fund marketing and communications in 2011, 2012 and 2013. Materials in the competition were evaluated on educational value, message comprehension, effective design and objectives.

Not part of the shareholder report

Stay informed

Become a subscriber to receive the latest investment publications and mutual fund commentaries

Subscribe to Columbia Threadneedle Investments

Email subscription center

Subscribe to the latest information from Columbia Threadneedle. Visit our email subscription center at columbiathreadneedle.com/us/subscribe to register for economic and market commentary, product and service updates, white papers and more.

■  Columbia Threadneedle Investor Newsletter
Quarterly newsletter featuring the latest macro- and micro-economic trends, investment themes, products, service changes and other items of interest to our investors

■  Investment Strategy Outlook
Quarterly publication featuring the Columbia Threadneedle Asset Allocation Team's perspective on global economic investment conditions and markets

■  MarketTrack
Quarterly publication featuring more than 40 charts and graphs that highlight the current state of the economy and the markets; includes straightforward insight on current investment opportunities

■  White papers
Frequent articles that delve deep into a variety of investment topics

■  Mutual fund updates
Quarterly portfolio manager commentary and fund fact sheets available for Columbia funds. (Not all funds have a commentary.)

Register your information online at columbiathreadneedle.com/us/subscribe and select the publications you would like to receive. Update your subscriptions at any time by accessing the email subscription center.

PRESIDENT'S MESSAGE

Dear Shareholder,

Today's investors are typically focused on outcomes, like living a certain retirement lifestyle, paying for college education or building a legacy. But in today's complex global investment landscape, even simple goals are not easily achieved.

At Columbia Threadneedle Investments, we aspire to help satisfy five core needs of today's investors:

■  Generate an appropriate stream of income in retirement

Traditional approaches to generating income may not provide the diversification benefits they once did, and they may actually introduce unwanted risk in today's market. To seek to improve your potential to live comfortably long term, we endeavor to pursue investments that explore less traveled paths to income.

■  Navigate a changing interest rate environment

Today's uncertain market environment includes the prospect of a rise in interest rates. Blending traditional investments with non-traditional or alternative products may help protect your wealth during periods of volatility. We can help strengthen your portfolio with agile products designed to take on the market's ups and downs.

■  Maximize after-tax returns

In an environment where what you keep may be more important than what you earn, municipal bonds can help mitigate high tax burdens while providing potentially attractive yields. Our state and federal tax-exempt products are aimed at helping investors manage risk, minimize the fluctuation of capital and grow wealth on a more tax-efficient basis.

■  Grow assets to achieve financial goals

We believe that finding and protecting growth comes from a disciplined security selection process designed to create excess return. Our goal is to provide investment solutions built to help you face today's market challenges and grow your assets at each crossroad of your journey.

■  Ease the impact of volatile markets

Despite a bull market run that has benefited many investors over the past several years, it's important to remember the lessons of 2008 and the value that a well-diversified portfolio may provide through times of market volatility. We are here to help you hold onto the savings you have worked tirelessly to amass, and to provide you the best opportunity to maintain your standard of living regardless of market conditions.

Find out today how we can help you confidently invest to realize your dreams. Please visit us at blog.columbiathreadneedleus.com/our-best-ideas to learn more about our unique investment solutions.

The world is constantly changing, but our priority remains the same: to help you secure your finances, meet your goals and achieve success. Thank you for your continued investment with us.

Sincerely,

Christopher O. Petersen
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit columbiathreadneedle.com/us. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2015

COLUMBIA INTERNATIONAL OPPORTUNITIES FUND

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiathreadneedle.com/us or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Performance Overview	3
Portfolio Overview	4
Understanding Your Fund's Expenses	6
Portfolio of Investments	7
Statement of Assets and Liabilities	11
Statement of Operations	13
Statement of Changes in Net Assets	14
Financial Highlights	16
Notes to Financial Statements	23
Interim Approval of Investment Management Services Agreement	31
Approval of Investment Management Services Agreement	33
Important Information About This Report	35

Semiannual Report 2015

COLUMBIA INTERNATIONAL OPPORTUNITIES FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia International Opportunities Fund (the Fund) Class A shares returned -6.04% excluding sales charges for the six-month period that ended August 31, 2015.

■  The Fund outperformed its benchmark, the MSCI EAFE Index (Net), which returned -6.30% during the same time period.

Average Annual Total Returns (%) (for period ended August 31, 2015)

	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class A	08/01/00
Excluding sales charges		-6.04	-2.39	6.37	3.97
Including sales charges		-11.46	-8.03	5.12	3.36
Class B	08/01/00
Excluding sales charges		-6.47	-3.23	5.56	3.18
Including sales charges		-11.15	-8.07	5.24	3.18
Class C	08/01/00
Excluding sales charges		-6.40	-3.15	5.56	3.19
Including sales charges		-7.33	-4.12	5.56	3.19
Class I*	09/27/10	-5.83	-2.02	6.92	4.24
Class R*	01/23/06	-6.18	-2.64	6.10	3.71
Class R4*	11/08/12	-5.93	-2.18	6.51	4.04
Class Z	08/01/00	-5.89	-2.19	6.64	4.23
MSCI EAFE Index (Net)		-6.30	-7.47	7.05	3.96

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedle.com/us or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. Since the Fund launched more than one class of shares at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedle.com/us/investment-products/mutual-funds/appended-performance for more information.

The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index is compiled from a composite of securities markets of Europe, Australasia and the Far East and is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2015
3

COLUMBIA INTERNATIONAL OPPORTUNITIES FUND

PORTFOLIO OVERVIEW

(Unaudited)

Portfolio Management

Simon Haines, CFA

William Davies

David Dudding, CFA

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on a fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2015 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Top Ten Holdings (%) (at August 31, 2015)
UBS AG (Switzerland)	3.1
Airbus Group SE (France)	2.7
Mitsubishi UFJ Financial Group, Inc. (Japan)	2.7
Roche Holding AG, Genusschein Shares (Switzerland)	2.5
CSL Ltd. (Australia)	2.5
Continental AG (Germany)	2.5
Unilever PLC (United Kingdom)	2.4
Mitsubishi Estate Co., Ltd. (Japan)	2.4
Wolseley PLC (United Kingdom)	2.4
Novo Nordisk A/S, Class B (Denmark)	2.4

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Country Breakdown (%) (at August 31, 2015)
Australia	4.1
Belgium	1.9
Canada	1.7
Denmark	2.3
France	7.1
Germany	9.8
Hong Kong	4.2
India	0.6
Indonesia	1.2
Ireland	2.3
Japan	31.8
Netherlands	4.0
Spain	2.1
Switzerland	6.5
United Kingdom	19.5
United States(a)	0.9
Total	100.0

Country Breakdown is based primarily on issuer's place of organization/incorporation. Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Includes investments in Money Market Funds.

Semiannual Report 2015
4

COLUMBIA INTERNATIONAL OPPORTUNITIES FUND

PORTFOLIO OVERVIEW (continued)

(Unaudited)

Equity Sector Breakdown (%) (at August 31, 2015)
Consumer Discretionary	16.8
Consumer Staples	8.3
Financials	24.4
Health Care	12.4
Industrials	18.6
Information Technology	9.3
Materials	6.9
Telecommunication Services	3.3
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

Semiannual Report 2015
5

COLUMBIA INTERNATIONAL OPPORTUNITIES FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

March 1, 2015 – August 31, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	939.60	1,017.94	7.11	7.39	1.45
Class B	1,000.00	1,000.00	935.30	1,014.10	10.81	11.25	2.21
Class C	1,000.00	1,000.00	936.00	1,014.15	10.76	11.20	2.20
Class I	1,000.00	1,000.00	941.70	1,020.12	5.01	5.21	1.02
Class R	1,000.00	1,000.00	938.20	1,016.68	8.33	8.66	1.70
Class R4	1,000.00	1,000.00	940.70	1,019.16	5.93	6.17	1.21
Class Z	1,000.00	1,000.00	941.10	1,019.21	5.89	6.12	1.20

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2015
6

COLUMBIA INTERNATIONAL OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS

August 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 98.0%

Issuer	Shares	Value ($)
AUSTRALIA 4.1%
Ansell Ltd.	105,892	1,678,959
CSL Ltd.	40,332	2,628,662
Total		4,307,621
BELGIUM 1.9%
Anheuser-Busch InBev SA/NV	18,306	2,002,032
CANADA 1.7%
Methanex Corp.	44,266	1,811,555
DENMARK 2.3%
Novo Nordisk A/S, Class B	44,676	2,479,854
FRANCE 7.1%
Airbus Group SE	44,249	2,884,403
L'Oreal SA	13,311	2,280,872
Schneider Electric SE	36,923	2,333,930
Total		7,499,205
GERMANY 9.0%
Allianz SE, Registered Shares	6,005	958,554
Bayer AG, Registered Shares	14,539	1,973,293
Brenntag AG	34,920	1,942,817
Continental AG	12,136	2,580,009
Linde AG	11,882	2,065,343
Total		9,520,016
HONG KONG 4.2%
AIA Group Ltd.	437,600	2,417,783
HKT Trust & HKT Ltd.	1,138,000	1,315,923
Hong Kong Exchanges and Clearing Ltd.	31,800	747,025
Total		4,480,731
INDIA 0.5%
Tata Motors Ltd., ADR(a)	23,139	585,879
INDONESIA 1.2%
PT Bank Rakyat Indonesia Persero Tbk	1,740,500	1,317,693
IRELAND 2.2%
Bank of Ireland(a)	6,010,317	2,394,291
JAPAN 31.8%
Capcom Co., Ltd.	93,200	2,184,592
Dentsu, Inc.	43,000	2,201,311

Common Stocks (continued)

Issuer	Shares	Value ($)
Ebara Corp.	367,000	1,461,259
Hitachi High-Technologies Corp.	62,100	1,391,521
Japan Exchange Group, Inc.	65,200	2,023,174
Mazda Motor Corp.	127,100	2,178,167
Mitsubishi Estate Co., Ltd.	118,000	2,538,279
Mitsubishi UFJ Financial Group, Inc.	425,500	2,806,675
Nomura Holdings, Inc.	267,500	1,678,085
OSG Corp.	94,600	1,906,403
Rakuten, Inc.	70,200	1,000,937
Recruit Holdings Co., Ltd.	25,700	789,145
SCSK Corp.	46,300	1,670,887
Sekisui Chemical Co., Ltd.	173,000	1,905,226
Shimano, Inc.	16,000	2,149,609
Tadano Ltd.	106,000	1,438,031
Taiheiyo Cement Corp.	699,000	2,361,646
Yaskawa Electric Corp.	182,000	2,071,759
Total		33,756,706
NETHERLANDS 4.0%
ASML Holding NV	26,478	2,426,901
ING Groep NV-CVA	119,440	1,828,835
Total		4,255,736
SPAIN 2.1%
Industria de Diseno Textil SA	65,703	2,192,690
SWITZERLAND 6.5%
Roche Holding AG, Genusschein Shares	9,794	2,674,822
Syngenta AG, Registered Shares	2,878	997,393
UBS AG	157,574	3,265,098
Total		6,937,313
UNITED KINGDOM 19.4%
3i Group PLC	272,983	2,043,513
AstraZeneca PLC	24,827	1,564,517
Berendsen PLC	124,133	1,889,612
BT Group PLC	331,342	2,210,445
Diageo PLC	70,198	1,860,034
GKN PLC	441,720	1,961,524
Hays PLC	983,366	2,392,720
Legal & General Group PLC	433,303	1,667,013
Unilever PLC	63,780	2,557,891

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
7

COLUMBIA INTERNATIONAL OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2015 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Wolseley PLC	38,857	2,490,374
Total		20,637,643
Total Common Stocks (Cost: $110,697,405)		104,178,965

Preferred Stocks 0.9%

GERMANY 0.9%
Volkswagen AG	4,766	906,515
Total Preferred Stocks (Cost: $1,166,583)		906,515

Money Market Funds 0.9%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.150%(b)(c)	989,258	989,258
Total Money Market Funds (Cost: $989,258)		989,258
Total Investments (Cost: $112,853,246)		106,074,738
Other Assets & Liabilities, Net		211,154
Net Assets		106,285,892

Notes to Portfolio of Investments

(a)  Non-income producing investment.

(b)  The rate shown is the seven-day current annualized yield at August 31, 2015.

(c)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	1,030,338	69,905,946	(69,947,026)	989,258	1,997	989,258

Abbreviation Legend

ADR  American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
8

COLUMBIA INTERNATIONAL OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2015 (Unaudited)

Fair Value Measurements (continued)

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
9

COLUMBIA INTERNATIONAL OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2015 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at August 31, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Australia	—	4,307,621	—	4,307,621
Belgium	—	2,002,032	—	2,002,032
Canada	1,811,555	—	—	1,811,555
Denmark	—	2,479,854	—	2,479,854
France	—	7,499,205	—	7,499,205
Germany	—	9,520,016	—	9,520,016
Hong Kong	—	4,480,731	—	4,480,731
India	585,879	—	—	585,879
Indonesia	—	1,317,693	—	1,317,693
Ireland	—	2,394,291	—	2,394,291
Japan	—	33,756,706	—	33,756,706
Netherlands	—	4,255,736	—	4,255,736
Spain	—	2,192,690	—	2,192,690
Switzerland	—	6,937,313	—	6,937,313
United Kingdom	—	20,637,643	—	20,637,643
Total Common Stocks	2,397,434	101,781,531	—	104,178,965
Preferred Stocks
Germany	—	906,515	—	906,515
Money Market Funds	—	989,258	—	989,258
Total Investments	2,397,434	103,677,304	—	106,074,738

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security's correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	1,030,338	1,030,338	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

There were no transfers of financial assets between Levels 2 and 3 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
10

COLUMBIA INTERNATIONAL OPPORTUNITIES FUND

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2015 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $111,863,988)	$105,085,480
Affiliated issuers (identified cost $989,258)	989,258
Total investments (identified cost $112,853,246)	106,074,738
Receivable for:
Capital shares sold	39,692
Dividends	237,514
Foreign tax reclaims	142,180
Expense reimbursement due from Investment Manager	845
Prepaid expenses	3,227
Other assets	25,633
Total assets	106,523,829
Liabilities
Payable for:
Capital shares purchased	89,168
Investment management fees	7,662
Distribution and/or service fees	1,748
Transfer agent fees	21,235
Compensation of board members	93,034
Other expenses	25,090
Total liabilities	237,937
Net assets applicable to outstanding capital stock	$106,285,892
Represented by
Paid-in capital	$682,953,220
Excess of distributions over net investment income	(2,953)
Accumulated net realized loss	(569,866,907)
Unrealized appreciation (depreciation) on:
Investments	(6,778,508)
Foreign currency translations	(18,960)
Total — representing net assets applicable to outstanding capital stock	$106,285,892

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
11

COLUMBIA INTERNATIONAL OPPORTUNITIES FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

August 31, 2015 (Unaudited)

Class A
Net assets	$38,008,829
Shares outstanding	2,910,281
Net asset value per share	$13.06
Maximum offering price per share(a)	$13.86
Class B
Net assets	$1,054,535
Shares outstanding	87,918
Net asset value per share	$11.99
Class C
Net assets	$10,245,147
Shares outstanding	853,606
Net asset value per share	$12.00
Class I
Net assets	$29,775,701
Shares outstanding	2,194,820
Net asset value per share	$13.57
Class R
Net assets	$596,900
Shares outstanding	46,274
Net asset value per share	$12.90
Class R4
Net assets	$211,800
Shares outstanding	15,712
Net asset value per share	$13.48
Class Z
Net assets	$26,392,980
Shares outstanding	1,968,720
Net asset value per share	$13.41

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
12

COLUMBIA INTERNATIONAL OPPORTUNITIES FUND

STATEMENT OF OPERATIONS

Six Months Ended August 31, 2015 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$834,141
Dividends — affiliated issuers	1,997
Foreign taxes withheld	(76,286)
Total income	759,852
Expenses:
Investment management fees	408,948
Distribution and/or service fees
Class A	52,173
Class B	6,647
Class C	57,855
Class R	1,846
Transfer agent fees
Class A	44,886
Class B	1,422
Class C	12,424
Class R	794
Class R4	342
Class Z	31,532
Compensation of board members	8,952
Custodian fees	10,511
Printing and postage fees	20,338
Registration fees	39,352
Professional fees	25,961
Other	8,447
Total expenses	732,430
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(57,838)
Expense reductions	(300)
Total net expenses	674,292
Net investment income	85,560
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	13,076,057
Foreign currency translations	(52,740)
Net realized gain	13,023,317
Net change in unrealized appreciation (depreciation) on:
Investments	(20,304,109)
Foreign currency translations	1,216
Net change in unrealized depreciation	(20,302,893)
Net realized and unrealized loss	(7,279,576)
Net decrease in net assets from operations	$(7,194,016)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
13

COLUMBIA INTERNATIONAL OPPORTUNITIES FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015
Operations
Net investment income (loss)	$85,560	$(345,464)
Net realized gain	13,023,317	19,360,698
Net change in unrealized depreciation	(20,302,893)	(20,395,317)
Net decrease in net assets resulting from operations	(7,194,016)	(1,380,083)
Distributions to shareholders
Net investment income
Class A	—	(134,593)
Class B	—	(2,339)
Class C	—	(11,388)
Class I	—	(6)
Class R	—	(1,430)
Class R4	—	(519)
Class Z	—	(152,742)
Total distributions to shareholders	—	(303,017)
Increase (decrease) in net assets from capital stock activity	26,814,261	(100,974,055)
Total increase (decrease) in net assets	19,620,245	(102,657,155)
Net assets at beginning of period	86,665,647	189,322,802
Net assets at end of period	$106,285,892	$86,665,647
Excess of distributions over net investment income	$(2,953)	$(88,513)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
14

COLUMBIA INTERNATIONAL OPPORTUNITIES FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended August 31, 2015 (Unaudited)		Year Ended February 28, 2015
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	311,918	4,392,698	626,862	8,221,851
Distributions reinvested	—	—	8,531	115,341
Redemptions	(307,734)	(4,298,320)	(4,579,012)	(61,173,536)
Net increase (decrease)	4,184	94,378	(3,943,619)	(52,836,344)
Class B shares
Subscriptions	3,784	49,030	573	6,876
Distributions reinvested	—	—	148	1,857
Redemptions(a)	(43,626)	(565,924)	(174,751)	(2,109,347)
Net decrease	(39,842)	(516,894)	(174,030)	(2,100,614)
Class C shares
Subscriptions	24,582	317,253	32,189	394,736
Distributions reinvested	—	—	694	8,704
Redemptions	(80,063)	(1,031,942)	(347,061)	(4,213,401)
Net decrease	(55,481)	(714,689)	(314,178)	(3,809,961)
Class I shares
Subscriptions	2,337,825	34,110,562	—	—
Redemptions	(143,178)	(2,042,054)	(51)	(700)
Net increase (decrease)	2,194,647	32,068,508	(51)	(700)
Class R shares
Subscriptions	2,467	34,298	8,440	110,557
Distributions reinvested	—	—	76	1,024
Redemptions	(11,129)	(155,209)	(24,678)	(321,958)
Net decrease	(8,662)	(120,911)	(16,162)	(210,377)
Class R4 shares
Subscriptions	4,239	61,549	27,506	376,035
Distributions reinvested	—	—	37	513
Redemptions	(21,305)	(309,791)	(11,175)	(153,404)
Net increase (decrease)	(17,066)	(248,242)	16,368	223,144
Class Z shares
Subscriptions	157,348	2,244,405	314,532	4,275,196
Distributions reinvested	—	—	8,951	123,879
Redemptions	(416,509)	(5,992,294)	(3,509,255)	(46,638,278)
Net decrease	(259,161)	(3,747,889)	(3,185,772)	(42,239,203)
Total net increase (decrease)	1,818,619	26,814,261	(7,617,444)	(100,974,055)

(a) Includes conversions of Class B shares to Class A shares, if any.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
15

COLUMBIA INTERNATIONAL OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended August 31, 2015		Year Ended February 28,						Year Ended February 29,		Year Ended February 28,
Class A	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$13.90		$13.63		$12.04		$11.24		$11.96		$10.00
Income from investment operations:
Net investment income (loss)	0.01		(0.02)		0.02		0.12		0.01		0.05
Net realized and unrealized gain (loss)	(0.85)		0.32	(a)	1.74		0.68		(0.73)		2.08
Total from investment operations	(0.84)		0.30		1.76		0.80		(0.72)		2.13
Less distributions to shareholders:
Net investment income	—		(0.03)		(0.17)		—		—		(0.17)
Total distributions to shareholders	—		(0.03)		(0.17)		—		—		(0.17)
Net asset value, end of period	$13.06		$13.90		$13.63		$12.04		$11.24		$11.96
Total return	(6.04%)		2.18%		14.80%		7.12%		(6.02%)		21.39%
Ratios to average net assets(b)
Total gross expenses	1.58	%(c)	1.46%		1.41	%(d)	1.49	%(d)	1.53%		1.51	%(d)
Total net expenses(e)	1.45	%(c)(f)	1.44	%(f)	1.41	%(d)(f)	1.49	%(d)(f)	1.53	%(f)	1.51	%(d)(f)
Net investment income (loss)	0.16	%(c)	(0.18%)		0.16%		1.10%		0.06%		0.47%
Supplemental data
Net assets, end of period (in thousands)	$38,009		$40,396		$93,346		$85,963		$99,757		$141,821
Portfolio turnover	135%		165%		141%		73%		86%		105%

Notes to Financial Highlights

(a)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
16

COLUMBIA INTERNATIONAL OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2015		Year Ended February 28,						Year Ended February 29,		Year Ended February 28,
Class B	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$12.82		$12.65		$11.26		$10.58		$11.35		$9.51
Income from investment operations:
Net investment income (loss)	(0.04)		(0.13)		(0.06)		0.04		(0.07)		(0.03)
Net realized and unrealized gain (loss)	(0.79)		0.31	(a)	1.61		0.64		(0.70)		1.98
Total from investment operations	(0.83)		0.18		1.55		0.68		(0.77)		1.95
Less distributions to shareholders:
Net investment income	—		(0.01)		(0.16)		—		—		(0.11)
Total distributions to shareholders	—		(0.01)		(0.16)		—		—		(0.11)
Net asset value, end of period	$11.99		$12.82		$12.65		$11.26		$10.58		$11.35
Total return	(6.47%)		1.43%		13.89%		6.43%		(6.78%)		20.50%
Ratios to average net assets(b)
Total gross expenses	2.33	%(c)	2.22%		2.16	%(d)	2.24	%(d)	2.27%		2.26	%(d)
Total net expenses(e)	2.21	%(c)(f)	2.20	%(f)	2.16	%(d)(f)	2.24	%(d)(f)	2.27	%(f)	2.26	%(d)(f)
Net investment income (loss)	(0.59	%)(c)	(1.04%)		(0.47%)		0.40%		(0.65%)		(0.27%)
Supplemental data
Net assets, end of period (in thousands)	$1,055		$1,637		$3,816		$5,645		$8,381		$14,862
Portfolio turnover	135%		165%		141%		73%		86%		105%

Notes to Financial Highlights

(a)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
17

COLUMBIA INTERNATIONAL OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2015		Year Ended February 28,						Year Ended February 29,		Year Ended February 28,
Class C	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$12.82		$12.65		$11.26		$10.59		$11.36		$9.51
Income from investment operations:
Net investment income (loss)	(0.04)		(0.14)		(0.06)		0.04		(0.07)		(0.03)
Net realized and unrealized gain (loss)	(0.78)		0.32	(a)	1.61		0.63		(0.70)		1.99
Total from investment operations	(0.82)		0.18		1.55		0.67		(0.77)		1.96
Less distributions to shareholders:
Net investment income	—		(0.01)		(0.16)		—		—		(0.11)
Total distributions to shareholders	—		(0.01)		(0.16)		—		—		(0.11)
Net asset value, end of period	$12.00		$12.82		$12.65		$11.26		$10.59		$11.36
Total return	(6.40%)		1.43%		13.89%		6.33%		(6.78%)		20.60%
Ratios to average net assets(b)
Total gross expenses	2.33	%(c)	2.23%		2.16	%(d)	2.24	%(d)	2.28%		2.26	%(d)
Total net expenses(e)	2.20	%(c)(f)	2.20	%(f)	2.16	%(d)(f)	2.24	%(d)(f)	2.28	%(f)	2.26	%(d)(f)
Net investment income (loss)	(0.60	%)(c)	(1.11%)		(0.52%)		0.37%		(0.68%)		(0.30%)
Supplemental data
Net assets, end of period (in thousands)	$10,245		$11,657		$15,478		$19,402		$25,608		$39,789
Portfolio turnover	135%		165%		141%		73%		86%		105%

Notes to Financial Highlights

(a)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
18

COLUMBIA INTERNATIONAL OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2015		Year Ended February 28,					Year Ended February 29,		Year Ended February 28,
Class I	(Unaudited)		2015	2014		2013		2012		2011(a)
Per share data
Net asset value, beginning of period	$14.41		$14.08	$12.40		$11.52		$12.14		$11.18
Income from investment operations:
Net investment income (loss)	0.05		0.00 (b)	0.07		0.17		0.12		(0.01)
Net realized and unrealized gain (loss)	(0.89)		0.37 (c)	1.79		0.71		(0.74)		1.17
Total from investment operations	(0.84)		0.37	1.86		0.88		(0.62)		1.16
Less distributions to shareholders:
Net investment income	—		(0.04)	(0.18)		—		—		(0.20)
Total distributions to shareholders	—		(0.04)	(0.18)		—		—		(0.20)
Net asset value, end of period	$13.57		$14.41	$14.08		$12.40		$11.52		$12.14
Total return	(5.83%)		2.60%	15.18%		7.64%		(5.11%)		10.44%
Ratios to average net assets(d)
Total gross expenses	1.10	%(e)	1.09%	0.99	%(f)	1.04	%(f)	1.12%		1.10	%(e)(f)
Total net expenses(g)	1.02	%(e)	1.07%	0.99	%(f)	1.04	%(f)	1.12	%(h)	1.10	%(e)(f)(h)
Net investment income (loss)	0.69	%(e)	0.01%	0.56%		1.50%		1.00%		(0.24	%)(e)
Supplemental data
Net assets, end of period (in thousands)	$29,776		$2	$3		$3		$3		$34,072
Portfolio turnover	135%		165%	141%		73%		86%		105%

Notes to Financial Highlights

(a)  Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(b)  Rounds to zero.

(c)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which is less than 0.01%.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
19

COLUMBIA INTERNATIONAL OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2015		Year Ended February 28,						Year Ended February 29,		Year Ended February 28,
Class R	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$13.75		$13.51		$11.96		$11.19		$11.94		$9.99
Income from investment operations:
Net investment income (loss)	(0.01)		(0.08)		(0.00	)(a)	0.10		(0.02)		0.01
Net realized and unrealized gain (loss)	(0.84)		0.34	(b)	1.71		0.67		(0.73)		2.09
Total from investment operations	(0.85)		0.26		1.71		0.77		(0.75)		2.10
Less distributions to shareholders:
Net investment income	—		(0.02)		(0.16)		—		—		(0.15)
Total distributions to shareholders	—		(0.02)		(0.16)		—		—		(0.15)
Net asset value, end of period	$12.90		$13.75		$13.51		$11.96		$11.19		$11.94
Total return	(6.18%)		1.94%		14.51%		6.88%		(6.28%)		21.08%
Ratios to average net assets(c)
Total gross expenses	1.83	%(d)	1.73%		1.66	%(e)	1.74	%(e)	1.77%		1.76	%(e)
Total net expenses(f)	1.70	%(d)(g)	1.70	%(g)	1.66	%(e)(g)	1.74	%(e)(g)	1.77	%(g)	1.76	%(e)(g)
Net investment income (loss)	(0.13	%)(d)	(0.61%)		(0.04%)		0.88%		(0.17%)		0.12%
Supplemental data
Net assets, end of period (in thousands)	$597		$755		$960		$1,067		$1,640		$3,020
Portfolio turnover	135%		165%		141%		73%		86%		105%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
20

COLUMBIA INTERNATIONAL OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2015		Year Ended February 28,
Class R4	(Unaudited)		2015		2014		2013(a)
Per share data
Net asset value, beginning of period	$14.33		$14.02		$12.36		$11.17
Income from investment operations:
Net investment income (loss)	0.03		(0.03)		0.01		0.03
Net realized and unrealized gain (loss)	(0.88)		0.37	(b)	1.83		1.16
Total from investment operations	(0.85)		0.34		1.84		1.19
Less distributions to shareholders:
Net investment income	—		(0.03)		(0.18)		—
Total distributions to shareholders	—		(0.03)		(0.18)		—
Net asset value, end of period	$13.48		$14.33		$14.02		$12.36
Total return	(5.93%)		2.45%		15.04%		10.65%
Ratios to average net assets(c)
Total gross expenses	1.33	%(d)	1.25%		1.16	%(e)	1.15	%(d)(e)
Total net expenses(f)	1.21	%(d)(g)	1.21	%(g)	1.16	%(e)(g)	1.15	%(d)(e)
Net investment income (loss)	0.35	%(d)	(0.22%)		0.09%		0.93	%(d)
Supplemental data
Net assets, end of period (in thousands)	$212		$470		$230		$3
Portfolio turnover	135%		165%		141%		73%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
21

COLUMBIA INTERNATIONAL OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2015		Year Ended February 28,						Year Ended February 29,		Year Ended February 28,
Class Z	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$14.25		$13.94		$12.30		$11.44		$12.15		$10.15
Income from investment operations:
Net investment income (loss)	0.03		(0.01)		0.12		0.16		0.04		0.07
Net realized and unrealized gain (loss)	(0.87)		0.35	(a)	1.69		0.70		(0.75)		2.13
Total from investment operations	(0.84)		0.34		1.81		0.86		(0.71)		2.20
Less distributions to shareholders:
Net investment income	—		(0.03)		(0.17)		—		—		(0.20)
Total distributions to shareholders	—		(0.03)		(0.17)		—		—		(0.20)
Net asset value, end of period	$13.41		$14.25		$13.94		$12.30		$11.44		$12.15
Total return	(5.89%)		2.46%		14.94%		7.52%		(5.84%)		21.75%
Ratios to average net assets(b)
Total gross expenses	1.33	%(c)	1.22%		1.15	%(d)	1.24	%(d)	1.28%		1.26	%(d)
Total net expenses(e)	1.20	%(c)(f)	1.20	%(f)	1.15	%(d)(f)	1.24	%(d)(f)	1.28	%(f)	1.26	%(d)(f)
Net investment income (loss)	0.41	%(c)	(0.11%)		0.93%		1.40%		0.38%		0.67%
Supplemental data
Net assets, end of period (in thousands)	$26,393		$31,748		$75,489		$253,916		$456,645		$945,793
Portfolio turnover	135%		165%		141%		73%		86%		105%

Notes to Financial Highlights

(a)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
22

COLUMBIA INTERNATIONAL OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS

August 31, 2015 (Unaudited)

Note 1. Organization

Columbia International Opportunities Fund formerly known as Columbia Marsico International Opportunities Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Effective May 1, 2015, Columbia Marsico International Opportunities Fund was renamed to Columbia International Opportunities Fund.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class R, Class R4 and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year after purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund's prospectus.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on

Semiannual Report 2015
23

COLUMBIA INTERNATIONAL OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2015 (Unaudited)

such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees (the Board), including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the

NYSE. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund's management. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no

Semiannual Report 2015
24

COLUMBIA INTERNATIONAL OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2015 (Unaudited)

longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In May 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2015-07, Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). ASU No. 2015-07 changes the disclosure requirements for investments for which fair value is measured using the net asset value per share practical expedient. The disclosure requirements are effective for annual periods beginning after December 15, 2015 and interim periods within those fiscal years. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Other Transactions with Affiliates

Management Fees

Effective July 1, 2015, the Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund

Semiannual Report 2015
25

COLUMBIA INTERNATIONAL OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2015 (Unaudited)

with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.87% to 0.67% as the Fund's net assets increase. The annualized effective management services fee rate for the six months ended August 31, 2015 was 0.87% of the Fund's average daily net assets.

Prior to July 1, 2015, the Fund paid the Investment Manager an annual fee for advisory services under an Investment Management Services Agreement and a separate annual fee for administrative and accounting services under an Administrative Services Agreement. For the period from March 1, 2015 through June 30, 2015, the investment advisory services fee paid to the Investment Manager was $226,849, and the administrative services fee paid to the Investment Manager was $22,972.

Subadvisory Agreement

Prior to May 1, 2015, the Investment Manager entered into a Subadvisory Agreement with Marsico Capital Management, LLC (Marsico) to serve as the subadviser to the Fund. The Investment Manager compensated Marsico to manage the investment of the Fund's assets. Effective May 1, 2015, Marsico no longer serves as the subadviser to the Fund and the Investment Manager has assumed the day-to-day portfolio management of the Fund.

Participating Affiliates

The Investment Manager and its investment advisory affiliates (Participating Affiliates) around the world may coordinate in providing services to their clients. Such coordination may include functional leadership of the business (the "Global" business). From time to time the Investment Manager (or any affiliated investment subadviser to the Fund, as the case may be) may engage its Participating Affiliates to provide a variety of services such as investment research, investment monitoring, trading and discretionary investment management (including portfolio management) to certain accounts managed by the Investment Manager, including the Fund. These Participating Affiliates will provide services to the Investment Manager (or any affiliated investment subadviser to the Fund as the case may be) either pursuant to subadvisory agreements, personnel-sharing agreements or similar inter-company arrangements and the Fund will pay no additional fees and expenses as a result of any such arrangements.

These Participating Affiliates, like the Investment Manager, are direct or indirect subsidiaries of Ameriprise Financial and are registered with appropriate respective regulators in their home jurisdictions and, where required, the Securities and Exchange Commission and the Commodity Futures Trading Commission in the United States.

Pursuant to some of these arrangements, certain employees of these Participating Affiliates may serve as "associated persons" of the Investment Manager and, in this capacity, subject to the oversight and supervision of the Investment Manager and consistent with the investment objectives, policies and limitations set forth in the Fund's prospectus and Statement of Additional Information (SAI), may provide such services to the Fund on behalf of the Investment Manager.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended August 31, 2015, other expenses paid by the Fund to this company were $641.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these Board members may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Transfer Agency Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency

Semiannual Report 2015
26

COLUMBIA INTERNATIONAL OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2015 (Unaudited)

services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Class I shares do not pay transfer agency fees.

For the six months ended August 31, 2015, the Fund's annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.22%
Class B	0.21
Class C	0.22
Class R	0.22
Class R4	0.21
Class Z	0.22

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2015, these minimum account balance fees reduced total expenses of the Fund by $300.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee at the maximum annual rate of 0.25% of the average daily net assets attributable to Class B and Class C shares of the Fund and the payment of a monthly distribution fee at the maximum annual rate of 0.75%, 0.75% and 0.50% of the average daily net assets attributable to Class B, Class C and Class R shares of the Fund, respectively.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $16,325 for Class A, $8 for Class B and $1 for Class C.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the annual rates of:

	Contractual Expense Cap July 1, 2015 Through June 30, 2016	Voluntary Expense Cap Prior to July 1, 2015
Class A	1.42%	1.47%
Class B	2.17	2.22
Class C	2.17	2.22
Class I	1.02	1.09
Class R	1.67	1.72
Class R4	1.17	1.22
Class Z	1.17	1.22

The contractual agreement may be modified or amended only with approval from all parties. Under the

Semiannual Report 2015
27

COLUMBIA INTERNATIONAL OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2015 (Unaudited)

arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and other expenses the exclusion of which is specifically approved by the Board. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At August 31, 2015, the cost of investments for federal income tax purposes was approximately $112,853,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$1,610,000
Unrealized depreciation	(8,388,000)
Net unrealized depreciation	$(6,778,000)

The following capital loss carryforwards, determined as of February 28, 2015, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2017	160,687,779
2018	420,548,594
Total	581,236,373

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $148,557,757 and $122,742,262, respectively, for the six months ended August 31, 2015. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $550 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended August 31, 2015.

Note 8. Significant Risks

Financial Sector Risk

The Fund may be more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the

Semiannual Report 2015
28

COLUMBIA INTERNATIONAL OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2015 (Unaudited)

financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry. Performance of such companies may be affected by competitive pressures and exposure to investments or agreements that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.

Foreign Securities and Emerging Market Countries Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the various conditions, events or other factors impacting those countries and may, therefore, have a greater risk than that of a fund which is more geographically diversified.

Shareholder Concentration Risk

At August 31, 2015, one unaffiliated shareholder of record owned 14.1% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 37.4% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the

Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with

Semiannual Report 2015
29

COLUMBIA INTERNATIONAL OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2015 (Unaudited)

the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2015
30

COLUMBIA INTERNATIONAL OPPORTUNITIES FUND

INTERIM APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia International Opportunities Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

The Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considered the renewal of the IMS Agreement for a two-month period (Short-Term Period) in order to align the IMS Agreement with the review cycle of other funds in the Columbia family of funds. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2015, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel, and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its April 13-15, 2015 in-person Board meeting (the April Meeting), considered the renewal of the IMS Agreement for the Short-Term Period. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement for the Short-Term Period.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management. The Independent Trustees noted the information they received concerning Columbia Management's ability to retain its key portfolio management personnel. In evaluating the quality of services provided under the IMS Agreement and the Fund's Administrative Services Agreement, the Independent Trustees also took into account the organization and strength of the Fund's and its service providers' compliance programs. In addition, the Board also reviewed the financial condition of Columbia Management (and its affiliates) and each entity's ability to carry out its responsibilities under the IMS Agreement and the Fund's other services agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of the IMS Agreement for the Short-Term Period.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that the services being performed by Columbia Management and its affiliates were acceptable for the Short-Term Period.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that for purposes of approving the IMS Agreement for the Short-Term Period, the Fund's performance was acceptable.

Semiannual Report 2015
31

COLUMBIA INTERNATIONAL OPPORTUNITIES FUND

INTERIM APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT (continued)

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Management's profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that the total expense ratio of the Fund is generally no higher than the median expense ratio of funds in the same comparison universe of the Fund).

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. For purposes of approving the IMS Agreement for the Short-Term Period, the Board concluded that the investment management service fees were fair and reasonable, observing that the profitability levels also seemed reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Independent Trustees took into account that IMS fees decline as Fund assets exceed various breakpoints.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that, for purposes of its consideration of the renewal of the IMS Agreement for the Short-Term Period, the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. The Board noted its understanding that it would undertake the full consideration of renewal of the IMS Agreement for the full annual period at its June 2015 meetings. On April 15, 2015, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement for the Short-Term Period.

Semiannual Report 2015
32

COLUMBIA INTERNATIONAL OPPORTUNITIES FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager, and together with its global affiliates, Columbia Threadneedle), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia International Opportunities Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March, April and June 2015, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March, April and June were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials were revised to reflect discussion and subsequent requests made by the Board representatives. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its June 15-17, 2015 in-person Board meeting (the June Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its organization, expertise, resources and capabilities.

The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the restructured leadership in the Chief Investment Officer's organization, the strengthening of the investment research department, the solidifying of the Global Asset Management initiative and the restructured investment risk management organization. The Board also noted the broad scope of services provided by Columbia Management to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Management's ability to attract and retain key portfolio management personnel.

In connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management, recalling the information it received highlighting achievements in 2014 in the performance of administrative services. In evaluating the quality of services provided under the IMS Agreement and the Fund's Administrative Services Agreement, the Independent Trustees also took into account the organization and strength of the Fund's and its service providers' compliance programs. In addition, the Board reviewed the financial condition of Columbia Management and its affiliates and each entity's ability to carry out its responsibilities under the IMS Agreement and the Fund's other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board took into account the proposed combination of the forms of IMS Agreements and Administrative Services Agreements into a single form of agreement with the combined form reflecting no proposed change in services or fees. Given no material change, the Trustees agreed to the combined form, to be

Semiannual Report 2015
33

COLUMBIA INTERNATIONAL OPPORTUNITIES FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT (continued)

effective upon each Fund's next annual update. The Board concluded that the services being performed under the IMS Agreement and the Administrative Services Agreement were of a reasonably high quality.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance met expectations.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Management's profitability.

The Board considered the reports of its independent fee consultant, JDL, which assisted in its analysis of the Funds' performance and expenses, and JDL's conclusion that the effective investment management fee rate for the Fund remains within a reasonable range. The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that the total expense ratio of the Fund is generally no higher than the median expense ratio of funds in the same comparison universe of the Fund). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe's median expense ratio. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Management and Ameriprise from managing, operating and distributing the Funds. The Board took into account JDL's conclusion that 2014 Columbia Management profitability was reasonable. It also considered that Columbia Management generated 2014 profitability that only moderately exceeded 2013 levels. It was further observed that, based on information presented, 2014 overall profitability is in line with profitability levels of industry competitors. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that IMS fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the investment management services fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 17, 2015, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Semiannual Report 2015
34

COLUMBIA INTERNATIONAL OPPORTUNITIES FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedle.com/us; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2015
35

Columbia International Opportunities Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to columbiathreadneedle.com/us. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2015 Columbia Management Investment Advisers, LLC.

columbiathreadneedle.com/us

SAR189_02_E01_(10/15)

SEMIANNUAL REPORT

August 31, 2015

COLUMBIA INTERNATIONAL VALUE FUND

PRESIDENT'S MESSAGE

Dear Shareholder,

Today's investors are typically focused on outcomes, like living a certain retirement lifestyle, paying for college education or building a legacy. But in today's complex global investment landscape, even simple goals are not easily achieved.

At Columbia Threadneedle Investments, we aspire to help satisfy five core needs of today's investors:

■  Generate an appropriate stream of income in retirement

Traditional approaches to generating income may not provide the diversification benefits they once did, and they may actually introduce unwanted risk in today's market. To seek to improve your potential to live comfortably long term, we endeavor to pursue investments that explore less traveled paths to income.

■  Navigate a changing interest rate environment

Today's uncertain market environment includes the prospect of a rise in interest rates. Blending traditional investments with non-traditional or alternative products may help protect your wealth during periods of volatility. We can help strengthen your portfolio with agile products designed to take on the market's ups and downs.

■  Maximize after-tax returns

In an environment where what you keep may be more important than what you earn, municipal bonds can help mitigate high tax burdens while providing potentially attractive yields. Our state and federal tax-exempt products are aimed at helping investors manage risk, minimize the fluctuation of capital and grow wealth on a more tax-efficient basis.

■  Grow assets to achieve financial goals

We believe that finding and protecting growth comes from a disciplined security selection process designed to create excess return. Our goal is to provide investment solutions built to help you face today's market challenges and grow your assets at each crossroad of your journey.

■  Ease the impact of volatile markets

Despite a bull market run that has benefited many investors over the past several years, it's important to remember the lessons of 2008 and the value that a well-diversified portfolio may provide through times of market volatility. We are here to help you hold onto the savings you have worked tirelessly to amass, and to provide you the best opportunity to maintain your standard of living regardless of market conditions.

Find out today how we can help you confidently invest to realize your dreams. Please visit us at blog.columbiathreadneedleus.com/our-best-ideas to learn more about our unique investment solutions.

The world is constantly changing, but our priority remains the same: to help you secure your finances, meet your goals and achieve success. Thank you for your continued investment with us.

Sincerely,

Christopher O. Petersen
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit columbiathreadneedle.com/us. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2015

COLUMBIA INTERNATIONAL VALUE FUND

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	5
Portfolio of Investments	6
Statement of Assets and Liabilities	13
Statement of Operations	15
Statement of Changes in Net Assets	16
Financial Highlights	18
Notes to Financial Statements	26
Interim Approval of Investment Management Services Agreement	36
Approval of Investment Management Services Agreement	38
Important Information About This Report	41

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiathreadneedle.com/us or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2015

COLUMBIA INTERNATIONAL VALUE FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia International Value Fund (the Fund) Class A shares returned -3.00% excluding sales charges for the six-month period that ended August 31, 2015.

■  The Fund outperformed its benchmark, the MSCI EAFE Value Index (Net), which returned -7.56% for the same time period.

Average Annual Total Returns (%) (for period ended August 31, 2015)

	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class A	12/27/95
Excluding sales charges		-3.00	-5.95	5.93	3.52
Including sales charges		-8.56	-11.39	4.68	2.91
Class B	05/22/98
Excluding sales charges		-3.38	-6.65	5.14	2.76
Including sales charges		-8.21	-11.21	4.81	2.76
Class C	06/15/98
Excluding sales charges		-3.39	-6.67	5.13	2.74
Including sales charges		-4.36	-7.58	5.13	2.74
Class I*	09/27/10	-2.82	-5.59	5.57	3.34
Class R*	09/27/10	-3.17	-6.20	5.64	3.23
Class R4*	11/08/12	-2.90	-5.70	6.10	3.60
Class R5*	11/08/12	-2.82	-5.59	6.14	3.62
Class Z	12/27/95	-2.86	-5.69	6.19	3.77
MSCI EAFE Value Index (Net)		-7.56	-10.64	6.20	3.20

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedle.com/us or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedle.com/us/investment-products/mutual-funds/appended-performance for more information.

The MSCI EAFE Value Index (Net) is a subset of the MSCI EAFE Index (Net), and constituents of the index include securities from Europe, Australasia and the Far East. The index generally represents approximately 50% of the free float-adjusted market capitalization of the MSCI EAFE Index (Net), and consists of those securities classified by MSCI Inc. as most representing the value style, such as, higher book value-to-price ratios, higher forward earnings-to-price ratios, higher dividend yields and lower forecasted growth rates than securities representing the growth style.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Value Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2015

COLUMBIA INTERNATIONAL VALUE FUND

PORTFOLIO OVERVIEW

(Unaudited)

Top Ten Holdings (%) (at August 31, 2015)
Royal Dutch Shell PLC, Class B (United Kingdom)	3.5
Sanofi (France)	2.5
ING Groep NV-CVA (Netherlands)	2.4
BNP Paribas SA (France)	2.3
AXA SA (France)	2.2
Allianz SE, Registered Shares (Germany)	2.2
Optimal Payments PLC (United Kingdom)	2.1
HSBC Holdings PLC (United Kingdom)	2.0
Mitsubishi UFJ Financial Group, Inc. (Japan)	2.0
Endesa SA (Spain)	1.8

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Management

Fred Copper, CFA

Daisuke Nomoto, CMA (SAAJ)

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on a fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2015 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2015
3

COLUMBIA INTERNATIONAL VALUE FUND

PORTFOLIO OVERVIEW (continued)

(Unaudited)

Country Breakdown (%) (at August 31, 2015)
Australia	1.9
Belgium	2.0
China	0.7
Denmark	1.1
France	11.0
Germany	5.7
Hong Kong	1.7
Ireland	1.3
Israel	1.7
Italy	2.0
Japan	23.3
Marshall Islands	0.7
Netherlands	3.3
Norway	5.7
Portugal	0.0	(a)
Singapore	1.4
South Korea	1.9
Spain	4.7
Sweden	2.6
Switzerland	3.8
Taiwan	0.6
United Kingdom	19.3
United States(b)	3.6
Total	100.0

Country Breakdown is based primarily on issuer's place of organization/incorporation. Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Rounds to zero.

(b) Includes investments in Money Market Funds and Exchange-Traded Funds.

Equity Sector Breakdown (%) (at August 31, 2015)
Consumer Discretionary	11.5
Consumer Staples	4.7
Energy	8.8
Financials	31.5
Health Care	11.1
Industrials	7.7
Information Technology	9.7
Materials	4.7
Telecommunication Services	7.0
Utilities	3.3
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

Semiannual Report 2015
4

COLUMBIA INTERNATIONAL VALUE FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

March 1, 2015 – August 31, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	970.00	1,018.05	7.12	7.29	1.43
Class B	1,000.00	1,000.00	966.20	1,014.25	10.83	11.10	2.18
Class C	1,000.00	1,000.00	966.10	1,014.25	10.83	11.10	2.18
Class I	1,000.00	1,000.00	971.80	1,020.02	5.18	5.31	1.04
Class R	1,000.00	1,000.00	968.30	1,016.73	8.41	8.61	1.69
Class R4	1,000.00	1,000.00	971.00	1,019.31	5.88	6.02	1.18
Class R5	1,000.00	1,000.00	971.80	1,019.81	5.38	5.51	1.08
Class Z	1,000.00	1,000.00	971.40	1,019.31	5.88	6.02	1.18

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2015
5

COLUMBIA INTERNATIONAL VALUE FUND

PORTFOLIO OF INVESTMENTS

August 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 98.4%

Issuer	Shares	Value ($)
AUSTRALIA 1.9%
Macquarie Group Ltd.	33,677	1,817,713
National Australia Bank Ltd.	66,360	1,471,434
Total		3,289,147
BELGIUM 1.9%
Delhaize Group	11,644	1,044,130
KBC Groep NV	34,535	2,293,043
Total		3,337,173
CHINA 0.7%
Baidu, Inc., ADR(a)	7,830	1,152,967
DENMARK 1.1%
Novo Nordisk A/S, Class B	33,585	1,864,220
FRANCE 11.0%
Aperam SA(a)	39,398	1,332,283
AXA SA	149,505	3,770,566
BNP Paribas SA	63,126	3,985,991
Casino Guichard Perrachon SA	18,923	1,197,623
CNP Assurances	65,955	1,017,657
Sanofi	42,217	4,176,951
Total SA	26,989	1,235,809
VINCI SA	33,751	2,174,330
Total		18,891,210
GERMANY 5.7%
Allianz SE, Registered Shares	23,304	3,719,922
BASF SE	13,568	1,093,484
Continental AG	7,680	1,632,702
Freenet AG	77,137	2,455,688
Jenoptik AG	64,653	873,507
Total		9,775,303
HONG KONG 1.7%
Cheung Kong Property Holding Ltd.(a)	162,500	1,144,552
CK Hutchison Holdings Ltd.	130,000	1,731,491
Total		2,876,043
IRELAND 1.3%
Amarin Corp. PLC, ADR(a)	190,702	421,451
Smurfit Kappa Group PLC	63,540	1,879,863
Total		2,301,314

Common Stocks (continued)

Issuer	Shares	Value ($)
ISRAEL 1.7%
Bezeq Israeli Telecommunication Corp., Ltd. (The)	1,609,605	2,892,027
ITALY 2.0%
Ei Towers SpA	39,665	2,430,252
Esprinet SpA	112,106	998,221
Total		3,428,473
JAPAN 23.2%
Alps Electric Co., Ltd.	35,600	1,112,486
Aozora Bank Ltd.	315,000	1,149,989
CyberAgent, Inc.	45,248	1,790,292
CYBERDYNE, Inc.(a)	34,000	422,969
Daiichikosho Co., Ltd.	72,200	2,732,923
Eisai Co., Ltd.	14,400	980,980
Fuji Heavy Industries Ltd.	57,900	2,024,117
Hoya Corp.	36,300	1,416,258
Invincible Investment Corp.	2,709	1,529,862
IT Holdings Corp.	39,800	930,782
ITOCHU Corp.	162,200	1,945,306
KDDI Corp.	87,400	2,168,733
Keyence Corp.	2,600	1,203,589
Mitsubishi UFJ Financial Group, Inc.	512,431	3,380,087
Nakanishi, Inc.	35,400	1,392,864
Nihon M&A Center, Inc.	36,200	1,473,131
Nippon Telegraph & Telephone Corp.	36,400	1,388,375
Nishi-Nippon City Bank Ltd. (The)	489,000	1,354,814
ORIX Corp.	178,000	2,385,811
Sony Corp.(a)	44,600	1,150,055
Sumitomo Mitsui Financial Group, Inc.	49,142	2,005,803
Tanseisha Co., Ltd.	168,750	1,177,588
Temp Holdings Co., Ltd.	35,700	1,593,085
Tokio Marine Holdings, Inc.	47,300	1,893,465
Toyota Motor Corp.	23,300	1,377,176
Total		39,980,540
MARSHALL ISLANDS 0.7%
Tanker Investments Ltd.(a)	91,405	1,143,626

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
6

COLUMBIA INTERNATIONAL VALUE FUND

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2015 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
NETHERLANDS 3.3%
ING Groep NV-CVA	265,604	4,066,861
Koninklijke Ahold NV	77,525	1,532,412
Total		5,599,273
NORWAY 5.6%
Atea ASA	113,582	992,022
BW LPG Ltd.	405,824	2,609,895
Kongsberg Automotive ASA(a)	2,893,506	1,525,052
Leroy Seafood Group ASA	81,475	2,747,909
Opera Software ASA	242,075	1,524,619
Spectrum ASA	84,524	306,531
Total		9,706,028
PORTUGAL — %
Banco Espirito Santo SA, Registered Shares(a)(b)(c)	829,472	27,924
SINGAPORE 1.4%
DBS Group Holdings Ltd.	195,000	2,457,843
SOUTH KOREA 1.9%
GS Home Shopping, Inc.	5,274	891,210
Hyundai Home Shopping Network Corp.	13,114	1,423,841
LF Corp.	36,562	1,010,858
Total		3,325,909
SPAIN 4.7%
Banco Santander SA	244,094	1,495,550
Cellnex Telecom SAU(a)	61,004	1,084,338
Endesa SA	145,454	3,019,594
Iberdrola SA	373,155	2,535,447
Total		8,134,929
SWEDEN 2.6%
Nordea Bank AB	245,216	2,902,273
Saab AB, Class B	61,236	1,565,257
Total		4,467,530
SWITZERLAND 3.8%
Autoneum Holding AG	10,479	1,974,061
Baloise Holding AG, Registered Shares	8,482	1,038,917
Nestlé SA, Registered Shares	19,210	1,416,927
Zurich Insurance Group AG	7,560	2,077,993
Total		6,507,898

Common Stocks (continued)

Issuer	Shares	Value ($)
TAIWAN 0.6%
Pegatron Corp.	376,000	975,732
UNITED KINGDOM 19.2%
AstraZeneca PLC	27,938	1,743,028
AstraZeneca PLC, ADR	28,230	883,034
Aviva PLC	266,471	1,961,916
BHP Billiton PLC	166,792	2,932,267
BP PLC	352,781	1,955,382
Crest Nicholson Holdings PLC	223,067	1,875,681
DCC PLC	17,272	1,281,080
GlaxoSmithKline PLC	82,848	1,691,558
GW Pharmaceuticals PLC ADR(a)	4,338	461,346
HSBC Holdings PLC	439,210	3,471,372
Intermediate Capital Group PLC	118,117	960,987
John Wood Group PLC	186,092	1,812,979
Optimal Payments PLC(a)	737,703	3,599,777
Royal Dutch Shell PLC, Class B	226,117	5,903,710
Vodafone Group PLC	547,879	1,886,589
Xchanging PLC	473,193	689,257
Total		33,109,963
UNITED STATES 2.4%
Aerie Pharmaceuticals, Inc.(a)	25,829	408,356
Alkermes PLC(a)	6,850	407,986
Arrowhead Research Corp.(a)	32,526	192,879
Celldex Therapeutics, Inc.(a)	8,250	122,430
Dynavax Technologies Corp.(a)	12,691	359,917
Flex Pharma, Inc.(a)	27,488	330,681
Insmed, Inc.(a)	9,706	237,215
Novavax, Inc.(a)	19,349	208,389
Puma Biotechnology, Inc.(a)	2,798	257,192
Regulus Therapeutics, Inc.(a)	26,374	219,695
Stillwater Mining Co.(a)	81,256	775,995
TESARO, Inc.(a)	4,368	224,865
Vertex Pharmaceuticals, Inc.(a)	2,528	322,370
Total		4,067,970
Total Common Stocks (Cost: $177,562,164)		169,313,042

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
7

COLUMBIA INTERNATIONAL VALUE FUND

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2015 (Unaudited)

Exchange-Traded Funds 0.5%

	Shares	Value ($)
iShares MSCI EAFE ETF	16,249	974,453
Total Exchange-Traded Funds (Cost: $1,099,696)		974,453

Money Market Funds 0.7%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.150%(d)(e)	1,179,319	1,179,319
Total Money Market Funds (Cost: $1,179,319)		1,179,319
Total Investments (Cost: $179,841,179)		171,466,814
Other Assets & Liabilities, Net		652,377
Net Assets		172,119,191

Investments in Derivatives

Forward Foreign Currency Exchange Contracts Open at August 31, 2015

Counterparty	Exchange Date	Currency to be Delivered		Currency to be Received		Unrealized Appreciation ($)	Unrealized Depreciation ($)
Toronto Dominion	10/19/15	5,455,000	DKK	819,192	USD	—	(1,821)
Toronto Dominion	10/19/15	7,996,000	ILS	2,062,788	USD	23,092	—
Toronto Dominion	10/19/15	33,470,000	JPY	271,105	USD	—	(5,177)
Toronto Dominion	10/19/15	78,976,000	JPY	655,128	USD	3,213	—
Toronto Dominion	10/19/15	3,415,501,000	KRW	2,873,066	USD	—	(11,041)
Toronto Dominion	10/19/15	62,439,000	NOK	7,575,111	USD	33,874	—
Toronto Dominion	10/19/15	36,178,000	TWD	1,105,685	USD	—	(8,119)
Toronto Dominion	10/19/15	7,309,020	USD	9,982,000	AUD	—	(222,659)
Toronto Dominion	10/19/15	3,803,645	USD	3,658,000	CHF	—	(13,383)
Toronto Dominion	10/19/15	8,093,331	USD	5,164,000	GBP	—	(171,217)
Total						60,179	(433,417)

Notes to Portfolio of Investments

(a)  Non-income producing investment.

(b)  Identifies securities considered by the Investment Manager to be illiquid and may be difficult to sell. The aggregate value of such securities at August 31, 2015 was $27,924, which represents 0.02% of net assets. Information concerning such security holdings at August 31, 2015 is as follows:

Security Description	Acquisition Dates	Cost ($)
Banco Espirito Santo SA, Registered Shares	07/02/2014 - 07/29/2014	684,429

(c)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2015, the value of these securities amounted to $27,924, which represents 0.02% of net assets.

(d)  The rate shown is the seven-day current annualized yield at August 31, 2015.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
8

COLUMBIA INTERNATIONAL VALUE FUND

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2015 (Unaudited)

Notes to Portfolio of Investments (continued)

(e)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	—	27,720,367	(26,541,048)	1,179,319	602	1,179,319

Abbreviation Legend

ADR  American Depositary Receipt

Currency Legend

AUD  Australian Dollar

CHF  Swiss Franc

DKK  Danish Krone

GBP  British Pound

ILS  Israeli Shekel

JPY  Japanese Yen

KRW  Korean Won

NOK  Norwegian Krone

TWD  Taiwan Dollar

USD  US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
9

COLUMBIA INTERNATIONAL VALUE FUND

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2015 (Unaudited)

Fair Value Measurements (continued)

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
10

COLUMBIA INTERNATIONAL VALUE FUND

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2015 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at August 31, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Australia	—	3,289,147	—	3,289,147
Belgium	—	3,337,173	—	3,337,173
China	1,152,967	—	—	1,152,967
Denmark	—	1,864,220	—	1,864,220
France	—	18,891,210	—	18,891,210
Germany	—	9,775,303	—	9,775,303
Hong Kong	—	2,876,043	—	2,876,043
Ireland	421,451	1,879,863	—	2,301,314
Israel	—	2,892,027	—	2,892,027
Italy	—	3,428,473	—	3,428,473
Japan	—	39,980,540	—	39,980,540
Marshall Islands	—	1,143,626	—	1,143,626
Netherlands	—	5,599,273	—	5,599,273
Norway	—	9,706,028	—	9,706,028
Portugal	—	—	27,924	27,924
Singapore	—	2,457,843	—	2,457,843
South Korea	—	3,325,909	—	3,325,909
Spain	—	8,134,929	—	8,134,929
Sweden	—	4,467,530	—	4,467,530
Switzerland	—	6,507,898	—	6,507,898
Taiwan	—	975,732	—	975,732
United Kingdom	1,344,380	31,765,583	—	33,109,963
United States	4,067,970	—	—	4,067,970
Total Common Stocks	6,986,768	162,298,350	27,924	169,313,042
Exchange-Traded Funds	974,453	—	—	974,453
Money Market Funds	—	1,179,319	—	1,179,319
Total Investments	7,961,221	163,477,669	27,924	171,466,814
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	60,179	—	60,179
Liabilities
Forward Foreign Currency Exchange Contracts	—	(433,417)	—	(433,417)
Total	7,961,221	163,104,431	27,924	171,093,576

See the Portfolio of Investments for all investment classifications not indicated in the table.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
11

COLUMBIA INTERNATIONAL VALUE FUND

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2015 (Unaudited)

Fair Value Measurements (continued)

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security's correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The Fund's assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stocks classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the closing prices of similar securities from the issuer and quoted bids from market participants. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) valuation measurement.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
12

COLUMBIA INTERNATIONAL VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2015 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $178,661,860)	$170,287,495
Affiliated issuers (identified cost $1,179,319)	1,179,319
Total investments (identified cost $179,841,179)	171,466,814
Unrealized appreciation on forward foreign currency exchange contracts	60,179
Receivable for:
Investments sold	573,112
Capital shares sold	150,511
Dividends	639,921
Foreign tax reclaims	584,829
Expense reimbursement due from Investment Manager	410
Prepaid expenses	3,593
Other assets	30,517
Total assets	173,509,886
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	433,417
Payable for:
Investments purchased	460,930
Capital shares purchased	256,920
Investment management fees	12,381
Distribution and/or service fees	3,183
Transfer agent fees	44,524
Compensation of board members	132,302
Other expenses	47,038
Total liabilities	1,390,695
Net assets applicable to outstanding capital stock	$172,119,191
Represented by
Paid-in capital	$718,956,790
Undistributed net investment income	2,282,704
Accumulated net realized loss	(540,293,628)
Unrealized appreciation (depreciation) on:
Investments	(8,374,365)
Foreign currency translations	(79,072)
Forward foreign currency exchange contracts	(373,238)
Total — representing net assets applicable to outstanding capital stock	$172,119,191

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
13

COLUMBIA INTERNATIONAL VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

August 31, 2015 (Unaudited)

Class A
Net assets	$71,559,757
Shares outstanding	5,110,152
Net asset value per share	$14.00
Maximum offering price per share(a)	$14.85
Class B
Net assets	$180,774
Shares outstanding	13,480
Net asset value per share	$13.41
Class C
Net assets	$20,255,487
Shares outstanding	1,515,817
Net asset value per share	$13.36
Class I
Net assets	$2,257
Shares outstanding	166
Net asset value per share(b)	$13.59
Class R
Net assets	$227,472
Shares outstanding	16,245
Net asset value per share	$14.00
Class R4
Net assets	$2,879,675
Shares outstanding	200,960
Net asset value per share	$14.33
Class R5
Net assets	$4,547,121
Shares outstanding	317,528
Net asset value per share	$14.32
Class Z
Net assets	$72,466,648
Shares outstanding	5,108,261
Net asset value per share	$14.19

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

(b) Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
14

COLUMBIA INTERNATIONAL VALUE FUND

STATEMENT OF OPERATIONS

Six Months Ended August 31, 2015 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$4,924,464
Dividends — affiliated issuers	602
Foreign taxes withheld	(444,383)
Total income	4,480,683
Expenses:
Investment management fees	817,376
Distribution and/or service fees
Class A	98,749
Class B	1,193
Class C	112,288
Class R	607
Transfer agent fees
Class A	78,924
Class B	238
Class C	22,446
Class R	243
Class R4	2,696
Class R5	1,081
Class Z	78,884
Compensation of board members	11,119
Custodian fees	28,542
Printing and postage fees	23,761
Registration fees	45,753
Professional fees	27,233
Line of credit interest expense	795
Other	6,266
Total expenses	1,358,194
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(38,414)
Expense reductions	(560)
Total net expenses	1,319,220
Net investment income	3,161,463
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	5,679,085
Foreign currency translations	(92,531)
Forward foreign currency exchange contracts	132,687
Net realized gain	5,719,241
Net change in unrealized appreciation (depreciation) on:
Investments	(13,507,350)
Foreign currency translations	74,015
Forward foreign currency exchange contracts	(631,591)
Net change in unrealized depreciation	(14,064,926)
Net realized and unrealized loss	(8,345,685)
Net decrease in net assets from operations	$(5,184,222)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
15

COLUMBIA INTERNATIONAL VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015
Operations
Net investment income	$3,161,463	$5,465,187
Net realized gain	5,719,241	13,553,148
Net change in unrealized depreciation	(14,064,926)	(27,575,757)
Net decrease in net assets resulting from operations	(5,184,222)	(8,557,422)
Distributions to shareholders
Net investment income
Class A	(146,671)	(3,697,826)
Class B	(180)	(10,683)
Class C	(18,186)	(777,041)
Class I	(6)	(106)
Class R	(328)	(8,896)
Class R4	(6,045)	(104,695)
Class R5	(10,305)	(47,879)
Class Z	(176,052)	(3,996,745)
Total distributions to shareholders	(357,773)	(8,643,871)
Decrease in net assets from capital stock activity	(10,206,076)	(67,334,364)
Proceeds from regulatory settlements (Note 6)	66,145	—
Total decrease in net assets	(15,681,926)	(84,535,657)
Net assets at beginning of period	187,801,117	272,336,774
Net assets at end of period	$172,119,191	$187,801,117
Undistributed (excess of distributions over) net investment income	$2,282,704	$(520,986)
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
16

COLUMBIA INTERNATIONAL VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended August 31, 2015 (Unaudited)		Year Ended February 28, 2015
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	703,400	10,326,846	1,011,605	14,742,889
Distributions reinvested	7,074	107,037	194,023	2,775,884
Redemptions	(1,362,828)	(19,936,072)	(2,748,762)	(40,415,599)
Net decrease	(652,354)	(9,502,189)	(1,543,134)	(22,896,826)
Class B shares
Subscriptions	3,071	44,046	647	9,424
Distributions reinvested	11	165	670	9,296
Redemptions(a)	(8,120)	(116,203)	(13,105)	(182,047)
Net decrease	(5,038)	(71,992)	(11,788)	(163,327)
Class C shares
Subscriptions	63,649	903,976	177,327	2,490,130
Distributions reinvested	828	11,969	38,021	522,484
Redemptions	(153,379)	(2,150,844)	(404,112)	(5,669,227)
Net decrease	(88,902)	(1,234,899)	(188,764)	(2,656,613)
Class I shares
Redemptions	—	—	(13)	(197)
Net decrease	—	—	(13)	(197)
Class R shares
Subscriptions	9,364	138,275	6,241	91,361
Distributions reinvested	22	328	626	8,896
Redemptions	(11,127)	(154,928)	(2,072)	(30,083)
Net increase (decrease)	(1,741)	(16,325)	4,795	70,174
Class R4 shares
Subscriptions	45,479	677,099	108,014	1,602,547
Distributions reinvested	390	6,039	7,238	104,595
Redemptions	(25,755)	(384,954)	(64,715)	(940,624)
Net increase	20,114	298,184	50,537	766,518
Class R5 shares
Subscriptions	454,840	6,733,387	5,257	80,287
Distributions reinvested	666	10,299	3,266	47,776
Redemptions	(162,004)	(2,392,791)	(198,036)	(3,025,348)
Net increase (decrease)	293,502	4,350,895	(189,513)	(2,897,285)
Class Z shares
Subscriptions	508,754	7,579,170	1,474,144	22,311,927
Distributions reinvested	9,282	142,197	231,084	3,350,698
Redemptions	(786,510)	(11,751,117)	(4,332,826)	(65,219,433)
Net decrease	(268,474)	(4,029,750)	(2,627,598)	(39,556,808)
Total net decrease	(702,893)	(10,206,076)	(4,505,478)	(67,334,364)

(a) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
17

COLUMBIA INTERNATIONAL VALUE FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of Columbia International Value Master Portfolio for all periods prior to the Fund's conversion to a stand-alone fund after the close of business on December 13, 2013. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended August 31, 2015		Year Ended February 28,						Year Ended February 29,		Year Ended February 28,
Class A	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$14.46		$15.55		$12.85		$13.14		$15.12		$13.48
Income from investment operations:
Net investment income	0.25		0.34		0.41		0.39		0.39		0.22
Net realized and unrealized gain (loss)	(0.69)		(0.85)		3.00		(0.20)		(1.88)		1.81
Total from investment operations	(0.44)		(0.51)		3.41		0.19		(1.49)		2.03
Less distributions to shareholders:
Net investment income	(0.03)		(0.58)		(0.71)		(0.46)		(0.49)		(0.39)
Tax return of capital	—		—		—		(0.02)		—		—
Total distributions to shareholders	(0.03)		(0.58)		(0.71)		(0.48)		(0.49)		(0.39)
Proceeds from regulatory settlements	0.01		—		—		—		0.00	(a)	0.00	(a)
Net asset value, end of period	$14.00		$14.46		$15.55		$12.85		$13.14		$15.12
Total return	(3.00	%)(b)	(3.19%)		26.87%		1.56%		(9.51%)		15.47%
Ratios to average net assets(c)
Total gross expenses	1.48	%(d)(e)	1.46	%(d)	1.48	%(d)	1.57	%(d)	1.53	%(d)	1.48	%(d)
Total net expenses(f)	1.43	%(d)(e)(g)	1.42	%(d)(g)	1.43	%(d)(g)	1.43	%(d)(g)	1.41	%(d)(g)	1.48	%(d)(g)
Net investment income	3.35	%(e)	2.31%		2.85%		3.09%		2.87%		1.61%
Supplemental data
Net assets, end of period (in thousands)	$71,560		$83,340		$113,594		$168,944		$225,747		$367,847
Portfolio turnover	33%		80%		14	%(h)	—%		—%		—%
Portfolio turnover of Columbia International Value Fund Master Portfolio	—%		—%		100	%(i)	13%		16%		7%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  During the period ended August 31, 2015, the Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.04%.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Annualized.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Amount represents results after the Fund's conversion to a stand-alone structure.

(i)  Amount represents results prior to the Fund's conversion to a stand-alone structure.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
18

COLUMBIA INTERNATIONAL VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2015		Year Ended February 28,						Year Ended February 29,		Year Ended February 28,
Class B	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$13.89		$14.95		$12.39		$12.68		$14.61		$13.02
Income from investment operations:
Net investment income	0.20		0.24		0.26		0.29		0.27		0.21
Net realized and unrealized gain (loss)	(0.68)		(0.83)		2.92		(0.19)		(1.81)		1.67
Total from investment operations	(0.48)		(0.59)		3.18		0.10		(1.54)		1.88
Less distributions to shareholders:
Net investment income	(0.01)		(0.47)		(0.62)		(0.38)		(0.39)		(0.29)
Tax return of capital	—		—		—		(0.01)		—		—
Total distributions to shareholders	(0.01)		(0.47)		(0.62)		(0.39)		(0.39)		(0.29)
Proceeds from regulatory settlements	0.01		—		—		—		0.00	(a)	0.00	(a)
Net asset value, end of period	$13.41		$13.89		$14.95		$12.39		$12.68		$14.61
Total return	(3.38	%)(b)	(3.91%)		25.96%		0.84%		(10.28%)		14.75%
Ratios to average net assets(c)
Total gross expenses	2.23	%(d)(e)	2.20	%(d)	2.23	%(d)	2.32	%(d)	2.27	%(d)	2.23	%(d)
Total net expenses(f)	2.18	%(d)(e)(g)	2.17	%(d)(g)	2.17	%(d)(g)	2.18	%(d)(g)	2.16	%(d)(g)	2.23	%(d)(g)
Net investment income	2.81	%(e)	1.69%		1.85%		2.41%		2.05%		1.62%
Supplemental data
Net assets, end of period (in thousands)	$181		$257		$453		$518		$807		$1,437
Portfolio turnover	33%		80%		14	%(h)	—%		—%		—%
Portfolio turnover of Columbia International Value Fund Master Portfolio	—%		—%		100	%(i)	13%		16%		7%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  During the period ended August 31, 2015, the Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.04%.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Annualized.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Amount represents results after the Fund's conversion to a stand-alone structure.

(i)  Amount represents results prior to the Fund's conversion to a stand-alone structure.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
19

COLUMBIA INTERNATIONAL VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2015		Year Ended February 28,						Year Ended February 29,		Year Ended February 28,
Class C	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$13.84		$14.89		$12.35		$12.64		$14.56		$12.99
Income from investment operations:
Net investment income	0.18		0.22		0.26		0.28		0.27		0.12
Net realized and unrealized gain (loss)	(0.66)		(0.80)		2.90		(0.18)		(1.80)		1.74
Total from investment operations	(0.48)		(0.58)		3.16		0.10		(1.53)		1.86
Less distributions to shareholders:
Net investment income	(0.01)		(0.47)		(0.62)		(0.38)		(0.39)		(0.29)
Tax return of capital	—		—		—		(0.01)		—		—
Total distributions to shareholders	(0.01)		(0.47)		(0.62)		(0.39)		(0.39)		(0.29)
Proceeds from regulatory settlements	0.01		—		—		—		0.00	(a)	0.00	(a)
Net asset value, end of period	$13.36		$13.84		$14.89		$12.35		$12.64		$14.56
Total return	(3.39	%)(b)	(3.86%)		25.88%		0.85%		(10.24%)		14.62%
Ratios to average net assets(c)
Total gross expenses	2.23	%(d)(e)	2.21	%(d)	2.23	%(d)	2.32	%(d)	2.28	%(d)	2.23	%(d)
Total net expenses(f)	2.18	%(d)(e)(g)	2.17	%(d)(g)	2.17	%(d)(g)	2.18	%(d)(g)	2.16	%(d)(g)	2.23	%(d)(g)
Net investment income	2.60	%(e)	1.54%		1.91%		2.35%		2.10%		0.89%
Supplemental data
Net assets, end of period (in thousands)	$20,255		$22,207		$26,710		$26,193		$34,910		$57,793
Portfolio turnover	33%		80%		14	%(h)	—%		—%		—%
Portfolio turnover of Columbia International Value Fund Master Portfolio	—%		—%		100	%(i)	13%		16%		7%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  During the period ended August 31, 2015, the Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.04%.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Annualized.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Amount represents results after the Fund's conversion to a stand-alone structure.

(i)  Amount represents results prior to the Fund's conversion to a stand-alone structure.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
20

COLUMBIA INTERNATIONAL VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2015		Year Ended February 28,						Year Ended February 29,		Year Ended February 28,
Class I	(Unaudited)		2015		2014		2013		2012		2011(a)
Per share data
Net asset value, beginning of period	$14.02		$15.09		$12.48		$12.77		$15.27		$13.93
Income from investment operations:
Net investment income (loss)	0.27		0.38		0.42		0.40		0.70		(0.00	)(b)
Net realized and unrealized gain (loss)	(0.67)		(0.81)		2.95		(0.16)		(2.65)		1.67
Total from investment operations	(0.40)		(0.43)		3.37		0.24		(1.95)		1.67
Less distributions to shareholders:
Net investment income	(0.04)		(0.64)		(0.76)		(0.51)		(0.55)		(0.33)
Tax return of capital	—		—		—		(0.02)		—		—
Total distributions to shareholders	(0.04)		(0.64)		(0.76)		(0.53)		(0.55)		(0.33)
Proceeds from regulatory settlements	0.01		—		—		—		0.00	(b)	0.00	(b)
Net asset value, end of period	$13.59		$14.02		$15.09		$12.48		$12.77		$15.27
Total return	(2.82	%)(c)	(2.74%)		27.35%		2.00%		(12.47%)		12.22%
Ratios to average net assets(d)
Total gross expenses	1.06	%(e)(f)	1.03	%(e)	1.00	%(e)	1.13	%(e)	1.06	%(e)	1.07	%(e)(f)
Total net expenses(g)	1.04	%(e)(f)	1.03	%(e)	0.99	%(e)	1.04	%(e)	1.06	%(e)(h)	1.07	%(e)(f)(h)
Net investment income (loss)	3.74	%(f)	2.66%		3.00%		3.31%		4.77%		(0.05	%)(f)
Supplemental data
Net assets, end of period (in thousands)	$2		$2		$3		$2		$2		$34,506
Portfolio turnover	33%		80%		14	%(i)	—%		—%		—%
Portfolio turnover of Columbia International Value Fund Master Portfolio	—%		—%		100	%(j)	13%		16%		7%

Notes to Financial Highlights

(a)  Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(b)  Rounds to zero.

(c)  During the period ended August 31, 2015, the Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.04%.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Annualized.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Amount represents results after the Fund's conversion to a stand-alone structure.

(j)  Amount represents results prior to the Fund's conversion to a stand-alone structure.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
21

COLUMBIA INTERNATIONAL VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2015		Year Ended February 28,						Year Ended February 29,		Year Ended February 28,
Class R	(Unaudited)		2015		2014		2013		2012		2011(a)
Per share data
Net asset value, beginning of period	$14.48		$15.56		$12.87		$13.15		$15.15		$13.78
Income from investment operations:
Net investment income	0.21		0.27		0.31		0.15		0.25		0.02
Net realized and unrealized gain (loss)	(0.68)		(0.81)		3.06		0.02	(b)	(1.79)		1.60
Total from investment operations	(0.47)		(0.54)		3.37		0.17		(1.54)		1.62
Less distributions to shareholders:
Net investment income	(0.02)		(0.54)		(0.68)		(0.44)		(0.46)		(0.25)
Tax return of capital	—		—		—		(0.01)		—		—
Total distributions to shareholders	(0.02)		(0.54)		(0.68)		(0.45)		(0.46)		(0.25)
Proceeds from regulatory settlements	0.01		—		—		—		0.00	(c)	0.00	(c)
Net asset value, end of period	$14.00		$14.48		$15.56		$12.87		$13.15		$15.15
Total return	(3.17	%)(d)	(3.38%)		26.50%		1.39%		(9.90%)		11.92%
Ratios to average net assets(e)
Total gross expenses	1.73	%(f)(g)	1.71	%(f)	1.71	%(f)	1.85	%(f)	1.86	%(f)	1.77	%(f)(g)
Total net expenses(h)	1.69	%(f)(g)(i)	1.67	%(f)(i)	1.67	%(f)(i)	1.70	%(f)(i)	1.64	%(f)(i)	1.77	%(f)(g)(i)
Net investment income	2.84	%(g)	1.87%		2.13%		1.16%		1.94%		0.40	%(g)
Supplemental data
Net assets, end of period (in thousands)	$227		$260		$205		$98		$8		$3
Portfolio turnover	33%		80%		14	%(j)	—%		—%		—%
Portfolio turnover of Columbia International Value Fund Master Portfolio	—%		—%		100	%(k)	13%		16%		7%

Notes to Financial Highlights

(a)  Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  Rounds to zero.

(d)  During the period ended August 31, 2015, the Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.04%.

(e)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(f)  Ratios include line of credit interest expense which is less than 0.01%.

(g)  Annualized.

(h)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Amount represents results after the Fund's conversion to a stand-alone structure.

(k)  Amount represents results prior to the Fund's conversion to a stand-alone structure.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
22

COLUMBIA INTERNATIONAL VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2015		Year Ended February 28,
Class R4	(Unaudited)		2015		2014		2013(a)
Per share data
Net asset value, beginning of period	$14.79		$15.88		$13.10		$12.51
Income from investment operations:
Net investment income	0.27		0.35		0.30		0.02
Net realized and unrealized gain (loss)	(0.71)		(0.82)		3.22		1.05	(b)
Total from investment operations	(0.44)		(0.47)		3.52		1.07
Less distributions to shareholders:
Net investment income	(0.03)		(0.62)		(0.74)		(0.46)
Tax return of capital	—		—		—		(0.02)
Total distributions to shareholders	(0.03)		(0.62)		(0.74)		(0.48)
Proceeds from regulatory settlements	0.01		—		—		—
Net asset value, end of period	$14.33		$14.79		$15.88		$13.10
Total return	(2.90	%)(c)	(2.87%)		27.21%		8.64%
Ratios to average net assets(d)
Total gross expenses	1.23	%(e)(f)	1.21	%(e)	1.25	%(e)	1.31	%(e)(f)
Total net expenses(g)	1.18	%(e)(f)(h)	1.17	%(e)(h)	1.17	%(e)(h)	1.21	%(e)(f)
Net investment income	3.57	%(f)	2.34%		2.09%		0.59	%(f)
Supplemental data
Net assets, end of period (in thousands)	$2,880		$2,674		$2,070		$3
Portfolio turnover	33%		80%		14	%(i)	—%
Portfolio turnover of Columbia International Value Fund Master Portfolio	—%		—%		100	%(j)	13%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  During the period ended August 31, 2015, the Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.04%.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Annualized.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Amount represents results after the Fund's conversion to a stand-alone structure.

(j)  Amount represents results prior to the Fund's conversion to a stand-alone structure.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
23

COLUMBIA INTERNATIONAL VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2015		Year Ended February 28,
Class R5	(Unaudited)		2015		2014		2013(a)
Per share data
Net asset value, beginning of period	$14.77		$15.87		$13.09		$12.51
Income from investment operations:
Net investment income	0.29		0.51		0.37		0.07
Net realized and unrealized gain (loss)	(0.71)		(0.97)		3.16		1.00	(b)
Total from investment operations	(0.42)		(0.46)		3.53		1.07
Less distributions to shareholders:
Net investment income	(0.04)		(0.64)		(0.75)		(0.47)
Tax return of capital	—		—		—		(0.02)
Total distributions to shareholders	(0.04)		(0.64)		(0.75)		(0.49)
Proceeds from regulatory settlements	0.01		—		—		—
Net asset value, end of period	$14.32		$14.77		$15.87		$13.09
Total return	(2.82	%)(c)	(2.82%)		27.34%		8.64%
Ratios to average net assets(d)
Total gross expenses	1.08	%(e)(f)	1.05	%(e)	1.09	%(e)	1.28	%(e)(f)
Total net expenses(g)	1.08	%(e)(f)	1.05	%(e)	1.07	%(e)	1.09	%(e)(f)
Net investment income	3.78	%(f)	3.31%		2.49%		1.88	%(f)
Supplemental data
Net assets, end of period (in thousands)	$4,547		$355		$3,388		$696
Portfolio turnover	33%		80%		14	%(h)	—%
Portfolio turnover of Columbia International Value Fund Master Portfolio	—%		—%		100	%(i)	13%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  During the period ended August 31, 2015, the Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.04%.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Annualized.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  Amount represents results after the Fund's conversion to a stand-alone structure.

(i)  Amount represents results prior to the Fund's conversion to a stand-alone structure.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
24

COLUMBIA INTERNATIONAL VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2015		Year Ended February 28,						Year Ended February 29,		Year Ended February 28,
Class Z	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$14.64		$15.73		$12.99		$13.27		$15.28		$13.62
Income from investment operations:
Net investment income	0.27		0.40		0.58		0.42		0.42		0.26
Net realized and unrealized gain (loss)	(0.70)		(0.87)		2.90		(0.19)		(1.90)		1.83
Total from investment operations	(0.43)		(0.47)		3.48		0.23		(1.48)		2.09
Less distributions to shareholders:
Net investment income	(0.03)		(0.62)		(0.74)		(0.49)		(0.53)		(0.43)
Tax return of capital	—		—		—		(0.02)		—		—
Total distributions to shareholders	(0.03)		(0.62)		(0.74)		(0.51)		(0.53)		(0.43)
Proceeds from regulatory settlements	0.01		—		—		—		0.00	(a)	0.00	(a)
Net asset value, end of period	$14.19		$14.64		$15.73		$12.99		$13.27		$15.28
Total return	(2.86	%)(b)	(2.91%)		27.13%		1.86%		(9.35%)		15.74%
Ratios to average net assets(c)
Total gross expenses	1.23	%(d)(e)	1.21	%(d)	1.26	%(d)	1.32	%(d)	1.27	%(d)	1.23	%(d)
Total net expenses(f)	1.18	%(d)(e)(g)	1.17	%(d)(g)	1.19	%(d)(g)	1.18	%(d)(g)	1.16	%(d)(g)	1.23	%(d)(g)
Net investment income	3.59	%(e)	2.65%		4.05%		3.35%		3.09%		1.85%
Supplemental data
Net assets, end of period (in thousands)	$72,467		$78,705		$125,914		$453,526		$924,777		$1,277,799
Portfolio turnover	33%		80%		14	%(h)	—%		—%		—%
Portfolio turnover of Columbia International Value Fund Master Portfolio	—%		—%		100	%(i)	13%		16%		7%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  During the period ended August 31, 2015, the Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.04%.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Annualized.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Amount represents results after the Fund's conversion to a stand-alone structure.

(i)  Amount represents results prior to the Fund's conversion to a stand-alone structure.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
25

COLUMBIA INTERNATIONAL VALUE FUND

NOTES TO FINANCIAL STATEMENTS

August 31, 2015 (Unaudited)

Note 1. Organization

Columbia International Value Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class R, Class R4, Class R5 and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year after purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund's prospectus.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities and exchange-traded funds are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities and exchange-traded funds are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing

Semiannual Report 2015
26

COLUMBIA INTERNATIONAL VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2015 (Unaudited)

prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees (the Board), including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the NYSE. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. The

Semiannual Report 2015
27

COLUMBIA INTERNATIONAL VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2015 (Unaudited)

Fund's risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the exchange's clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is failure of the clearinghouse. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker's customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker's customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund's net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund's securities, to shift investment exposure from one currency to another, to shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark and/or to recover an underweight country exposure in its portfolio. These

Semiannual Report 2015
28

COLUMBIA INTERNATIONAL VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2015 (Unaudited)

instruments may be used for other purposes in future periods.

The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund's portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table provides a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at August 31, 2015:

Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	60,179
Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	433,417

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended August 31, 2015:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)
Foreign exchange risk	132,687
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)
Foreign exchange risk	(631,591)

The following table provides a summary of the average outstanding volume by derivative instrument for the six months ended August 31, 2015:

Derivative Instrument	Average Unrealized Appreciation ($)*	Average Unrealized Depreciation ($)*
Forward foreign currency exchange contracts	324,105	(570,186)

*Based on the ending quarterly outstanding amounts for the six months ended August 31, 2015.

Offsetting of Assets and Liabilities

The following table presents the Fund's gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of August 31, 2015:

Toronto Dominion ($)
Assets
Forward foreign currency exchange contracts	60,179
Liabilities
Forward foreign currency exchange contracts	433,417
Total Financial and Derivative Net Assets	(373,238)
Total collateral received (pledged)(a)	—
Net Amount(b)	(373,238)

(a) In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b) Represents the net amount due from/(to) counterparties in the event of default.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Semiannual Report 2015
29

COLUMBIA INTERNATIONAL VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2015 (Unaudited)

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund's management. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Semiannual Report 2015
30

COLUMBIA INTERNATIONAL VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2015 (Unaudited)

Recent Accounting Pronouncement

Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In May 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2015-07, Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). ASU No. 2015-07 changes the disclosure requirements for investments for which fair value is measured using the net asset value per share practical expedient. The disclosure requirements are effective for annual periods beginning after December 15, 2015 and interim periods within those fiscal years. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Other Transactions with Affiliates

Management Fees

Effective July 1, 2015, the Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.87% to 0.67% as the Fund's net assets increase. The annualized effective management services fee rate for the six months ended August 31, 2015 was 0.87% of the Fund's average daily net assets.

Prior to July 1, 2015, the Fund paid the Investment Manager an annual fee for advisory services under an Investment Management Services Agreement and a separate annual fee for administrative and accounting services under an Administrative Services Agreement. For the period from March 1, 2015 through June 30, 2015, the investment advisory services fee paid to the Investment Manager was $500,363, and the administrative services fee paid to the Investment Manager was $50,670.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended August 31, 2015, other expenses paid by the Fund to this company were $713.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these Board members may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Transfer Agency Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for

Semiannual Report 2015
31

COLUMBIA INTERNATIONAL VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2015 (Unaudited)

such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Class I shares do not pay transfer agency fees. Total transfer agency fees for Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares.

For the six months ended August 31, 2015, the Fund's annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.20%
Class B	0.20
Class C	0.20
Class R	0.20
Class R4	0.20
Class R5	0.05
Class Z	0.20

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2015, these minimum account balance fees reduced total expenses of the Fund by $560.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee at the maximum annual rate of 0.25% of the average daily net assets attributable to Class B and Class C shares of the Fund and the payment of a monthly distribution fee at the maximum annual rate of 0.75%, 0.75% and 0.50% of the average daily net assets attributable to Class B, Class C and Class R shares of the Fund, respectively.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $39,448 for Class A and $1,255 for Class C shares for the six months ended August 31, 2015.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the annual rates of:

	Contractual Expense Cap July 1, 2015 Through June 30, 2016	Voluntary Expense Cap Prior to July 1, 2015
Class A	1.46%	1.42%
Class B	2.21	2.17
Class C	2.21	2.17
Class I	1.07	1.03
Class R	1.71	1.67
Class R4	1.21	1.17
Class R5	1.12	1.08
Class Z	1.21	1.17

The contractual agreement may be modified or amended only with approval from all parties. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and

Semiannual Report 2015
32

COLUMBIA INTERNATIONAL VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2015 (Unaudited)

interest on borrowed money, interest, extraordinary expenses and other expenses the exclusion of which is specifically approved by the Board. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At August 31, 2015, the cost of investments for federal income tax purposes was approximately $179,841,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$12,147,000
Unrealized depreciation	(20,521,000)
Net unrealized depreciation	$(8,374,000)

The following capital loss carryforwards, determined as of February 28, 2015, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2018	185,725,377
2019	68,376,538
No expiration — long-term	291,483,870
Total	545,585,785

Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $60,272,382 and $66,995,792, respectively, for the six months ended August 31, 2015. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Regulatory Settlements

During the six months ended August 31, 2015, the Fund recorded a receivable of $66,145 as a result of a regulatory settlement proceeding brought by the Securities and Exchange Commission against an unaffiliated third party relating to market timing and/or late trading of mutual funds. This amount represented the Fund's portion of the proceeds from the settlement (neither the Fund nor the Investment Manager were a party to the proceeding). The payments have been included in Proceeds from regulatory settlements in the Statement of Changes in Net Assets.

Note 7. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $550 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations.

Semiannual Report 2015
33

COLUMBIA INTERNATIONAL VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2015 (Unaudited)

For the six months ended August 31, 2015, the average daily loan balance outstanding on days when borrowing existed was $6,100,000 at a weighted average interest rate of 1.17%. Interest expense incurred by the Fund is recorded as a line of credit interest expense in the Statement of Operations.

Note 9. Significant Risks

Financial Sector Risk

The Fund may be more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry. Performance of such companies may be affected by competitive pressures and exposure to investments or agreements that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.

Foreign Securities and Emerging Market Countries Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the various conditions, events or other factors impacting those countries and may, therefore, have a greater risk than that of a fund which is more geographically diversified.

Shareholder Concentration Risk

At August 31, 2015, two unaffiliated shareholders of record owned 35.8% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation,

Semiannual Report 2015
34

COLUMBIA INTERNATIONAL VALUE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2015 (Unaudited)

class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2015
35

COLUMBIA INTERNATIONAL VALUE FUND

INTERIM APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia International Value Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

The Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considered the renewal of the IMS Agreement for a two-month period (Short-Term Period) in order to align the IMS Agreement with the review cycle of other funds in the Columbia family of funds. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2015, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel, and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its April 13-15, 2015 in-person Board meeting (the April Meeting), considered the renewal of the IMS Agreement for the Short-Term Period. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement for the Short-Term Period.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management. The Independent Trustees noted the information they received concerning Columbia Management's ability to retain its key portfolio management personnel. In evaluating the quality of services provided under the IMS Agreement and the Fund's Administrative Services Agreement, the Independent Trustees also took into account the organization and strength of the Fund's and its service providers' compliance programs. In addition, the Board also reviewed the financial condition of Columbia Management (and its affiliates) and each entity's ability to carry out its responsibilities under the IMS Agreement and the Fund's other services agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of the IMS Agreement for the Short-Term Period.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that the services being performed by Columbia Management and its affiliates were acceptable for the Short-Term Period.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that for purposes of approving the IMS Agreement for the Short-Term Period, the Fund's performance was acceptable.

Semiannual Report 2015
36

COLUMBIA INTERNATIONAL VALUE FUND

INTERIM APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT (continued)

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Management's profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that the total expense ratio of the Fund is generally no higher than the median expense ratio of funds in the same comparison universe of the Fund).

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. For purposes of approving the IMS Agreement for the Short-Term Period, the Board concluded that the investment management service fees were fair and reasonable, observing that the profitability levels also seemed reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Independent Trustees took into account that IMS fees decline as Fund assets exceed various breakpoints.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that, for purposes of its consideration of the renewal of the IMS Agreement for the Short-Term Period, the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. The Board noted its understanding that it would undertake the full consideration of renewal of the IMS Agreement for the full annual period at its June 2015 meetings. On April 15, 2015, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement for the Short-Term Period.

Semiannual Report 2015
37

COLUMBIA INTERNATIONAL VALUE FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager, and together with its global affiliates, Columbia Threadneedle), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia International Value Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March, April and June 2015, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March, April and June were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials were revised to reflect discussion and subsequent requests made by the Board representatives. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its June 15-17, 2015 in-person Board meeting (the June Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its organization, expertise, resources and capabilities.

The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the restructured leadership in the Chief Investment Officer's organization, the strengthening of the investment research department, the solidifying of the Global Asset Management initiative and the restructured investment risk management organization. The Board also noted the broad scope of services provided by Columbia Management to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Management's ability to attract and retain key portfolio management personnel.

In connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management, recalling the information it received highlighting achievements in 2014 in the performance of administrative services. In evaluating the quality of services provided under the IMS Agreement and the Fund's Administrative Services Agreement, the Independent Trustees also took into account the organization and strength of the Fund's and its service providers' compliance programs. In addition, the Board reviewed the financial condition of Columbia Management and its affiliates and each entity's ability to carry out its responsibilities under the IMS Agreement and the Fund's other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board took into account the proposed combination of the forms of IMS Agreements and Administrative Services Agreements into a single form of agreement with the combined form reflecting no

Semiannual Report 2015
38

COLUMBIA INTERNATIONAL VALUE FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT (continued)

proposed change in services or fees. Given no material change, the Trustees agreed to the combined form, to be effective upon each Fund's next annual update. The Board concluded that the services being performed under the IMS Agreement and the Administrative Services Agreement were of a reasonably high quality.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance was appropriate in light of the particular management style involved and the particular market environment.

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Management's profitability.

The Board considered the reports of its independent fee consultant, JDL, which assisted in its analysis of the Funds' performance and expenses, and JDL's conclusion that the effective investment management fee rate for the Fund remains within a reasonable range. The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that the total expense ratio of the Fund is generally no higher than the median expense ratio of funds in the same comparison universe of the Fund). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe's median expense ratio. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Management and Ameriprise from managing, operating and distributing the Funds. The Board took into account JDL's conclusion that 2014 Columbia Management profitability was reasonable. It also considered that Columbia Management generated 2014 profitability that only moderately exceeded 2013 levels. It was further observed that, based on information presented, 2014 overall profitability is in line with profitability levels of industry competitors. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that IMS fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.

Semiannual Report 2015
39

COLUMBIA INTERNATIONAL VALUE FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT (continued)

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the investment management services fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 17, 2015, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Semiannual Report 2015
40

COLUMBIA INTERNATIONAL VALUE FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedle.com/us; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2015
41

Columbia International Value Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to columbiathreadneedle.com/us. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2015 Columbia Management Investment Advisers, LLC.

columbiathreadneedle.com/us

SAR170_02_E01_(10/15)

SEMIANNUAL REPORT

August 31, 2015

COLUMBIA LARGE CAP ENHANCED CORE FUND

ABOUT COLUMBIA THREADNEEDLE INVESTMENTS

Columbia Threadneedle Investments is a leading global asset management group that provides a broad range of actively managed investment strategies and solutions for individual, institutional and corporate clients around the world.

With more than 2,000 people, including over 450 investment professionals based in North America, Europe and Asia, we manage $503 billion* of assets across developed and emerging market equities, fixed income, asset allocation solutions and alternatives. We are the 13th largest manager of long-term mutual fund assets in the U.S.** and the 4th largest manager of retail funds in the U.K.***

Our priority is the investment success of our clients. We aim to deliver the investment outcomes they expect through an investment approach that is team-based, performance-driven and risk-aware. Our culture is dynamic and interactive. By sharing our insights across asset classes and geographies, we generate richer perspectives on global, regional and local investment landscapes. The ability to exchange and debate investment ideas in a collaborative environment enriches our teams' investment processes. More importantly, it results in better informed investment decisions for our clients.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

  *  In U.S. dollars as of June 30, 2015. Source: Ameriprise Q2 Earnings Release. Includes all assets managed by entities in the Columbia and Threadneedle groups of companies. Contact us for more current data.

  **  Source: ICI as of June 30, 2015 for Columbia Management Investment Advisers, LLC.

  ***  Source: Investment Association as of June 2015 for Threadneedle Asset Management Limited.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

PRESIDENT'S MESSAGE

Dear Shareholder,

Today's investors are typically focused on outcomes, like living a certain retirement lifestyle, paying for college education or building a legacy. But in today's complex global investment landscape, even simple goals are not easily achieved.

At Columbia Threadneedle Investments, we aspire to help satisfy five core needs of today's investors:

■  Generate an appropriate stream of income in retirement

Traditional approaches to generating income may not provide the diversification benefits they once did, and they may actually introduce unwanted risk in today's market. To seek to improve your potential to live comfortably long term, we endeavor to pursue investments that explore less traveled paths to income.

■  Navigate a changing interest rate environment

Today's uncertain market environment includes the prospect of a rise in interest rates. Blending traditional investments with non-traditional or alternative products may help protect your wealth during periods of volatility. We can help strengthen your portfolio with agile products designed to take on the market's ups and downs.

■  Maximize after-tax returns

In an environment where what you keep may be more important than what you earn, municipal bonds can help mitigate high tax burdens while providing potentially attractive yields. Our state and federal tax-exempt products are aimed at helping investors manage risk, minimize the fluctuation of capital and grow wealth on a more tax-efficient basis.

■  Grow assets to achieve financial goals

We believe that finding and protecting growth comes from a disciplined security selection process designed to create excess return. Our goal is to provide investment solutions built to help you face today's market challenges and grow your assets at each crossroad of your journey.

■  Ease the impact of volatile markets

Despite a bull market run that has benefited many investors over the past several years, it's important to remember the lessons of 2008 and the value that a well-diversified portfolio may provide through times of market volatility. We are here to help you hold onto the savings you have worked tirelessly to amass, and to provide you the best opportunity to maintain your standard of living regardless of market conditions.

Find out today how we can help you confidently invest to realize your dreams. Please visit us at blog.columbiathreadneedleus.com/our-best-ideas to learn more about our unique investment solutions.

The world is constantly changing, but our priority remains the same: to help you secure your finances, meet your goals and achieve success. Thank you for your continued investment with us.

Sincerely,

Christopher O. Petersen
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit columbiathreadneedle.com/us. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2015

COLUMBIA LARGE CAP ENHANCED CORE FUND

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiathreadneedle.com/us or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Performance Overview	3
Portfolio Overview	4
Understanding Your Fund's Expenses	5
Portfolio of Investments	6
Statement of Assets and Liabilities	12
Statement of Operations	14
Statement of Changes in Net Assets	15
Financial Highlights	17
Notes to Financial Statements	24
Interim Approval of Investment Management Services Agreement	33
Approval of Investment Management Services Agreement	35
Important Information About This Report	37

Semiannual Report 2015

COLUMBIA LARGE CAP ENHANCED CORE FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia Large Cap Enhanced Core Fund (the Fund) Class A shares returned -6.70% for the six-month period that ended August 31, 2015.

■  The Fund underperformed its benchmark, the S&P 500 Index, which returned -5.32% for the same time period.

Average Annual Total Returns (%) (for period ended August 31, 2015)

	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class A	07/31/96	-6.70	-0.26	16.56	7.15
Class I*	09/27/10	-6.51	0.11	16.99	7.35
Class R*	01/23/06	-6.79	-0.49	16.30	6.89
Class R4*	07/01/15	-6.65	-0.21	16.57	7.16
Class R5*	06/25/14	-6.54	0.12	16.67	7.20
Class Y*	07/15/09	-6.51	0.11	17.02	7.41
Class Z	07/31/96	-6.58	0.02	16.87	7.43
S&P 500 Index		-5.32	0.48	15.87	7.15

All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedle.com/us or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedle.com/us/investment-products/mutual-funds/appended-performance for more information.

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2015
3

COLUMBIA LARGE CAP ENHANCED CORE FUND

PORTFOLIO OVERVIEW

(Unaudited)

Portfolio Management

Brian Condon, CFA

Peter Albanese

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on a fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2015 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Top Ten Holdings (%) (at August 31, 2015)
Apple, Inc.	4.6
Johnson & Johnson	2.2
JPMorgan Chase & Co.	2.2
General Electric Co.	2.2
Pfizer, Inc.	1.9
Verizon Communications, Inc.	1.8
Home Depot, Inc. (The)	1.8
Citigroup, Inc.	1.7
Comcast Corp., Class A	1.6
Cisco Systems, Inc.	1.6

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at August 31, 2015)
Common Stocks	98.6
Money Market Funds	1.4
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Equity Sector Breakdown (%) (at August 31, 2015)
Consumer Discretionary	12.5
Consumer Staples	9.4
Energy	7.4
Financials	16.2
Health Care	15.4
Industrials	10.1
Information Technology	20.4
Materials	2.6
Telecommunication Services	2.7
Utilities	3.3
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

Semiannual Report 2015
4

COLUMBIA LARGE CAP ENHANCED CORE FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

March 1, 2015 – August 31, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)			Expenses Paid During the Period ($)			Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual		Hypothetical	Actual		Hypothetical	Actual
Class A	1,000.00	1,000.00	933.00		1,020.72	4.40		4.60	0.90
Class I	1,000.00	1,000.00	934.90		1,022.75	2.45		2.56	0.50
Class R	1,000.00	1,000.00	932.10		1,019.46	5.62		5.87	1.15
Class R4	1,000.00	1,000.00	948.90	(a)	1,021.99	1.04	(a)	3.32	0.65 (a)
Class R5	1,000.00	1,000.00	934.60		1,022.49	2.69		2.81	0.55
Class Y	1,000.00	1,000.00	934.90		1,022.75	2.45		2.56	0.50
Class Z	1,000.00	1,000.00	934.20		1,021.99	3.18		3.32	0.65

(a) Based on operations from July 1, 2015 (commencement of operations) through the stated period end.

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2015
5

COLUMBIA LARGE CAP ENHANCED CORE FUND

PORTFOLIO OF INVESTMENTS

August 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 98.5%

Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY 12.3%
Automobiles 0.5%
Ford Motor Co.	150,700	2,090,209
Distributors 0.1%
Genuine Parts Co.	5,500	459,195
Hotels, Restaurants & Leisure 2.0%
Carnival Corp.	78,400	3,859,632
Darden Restaurants, Inc.	63,800	4,339,038
Starwood Hotels & Resorts Worldwide, Inc.	19,400	1,386,518
Total		9,585,188
Household Durables 0.1%
Whirlpool Corp.	2,800	470,680
Internet & Catalog Retail 0.2%
Amazon.com, Inc.(a)	1,700	871,913
Leisure Products 0.5%
Hasbro, Inc.	32,700	2,439,093
Media 2.6%
Comcast Corp., Class A	133,300	7,508,789
News Corp., Class A(a)	179,700	2,449,311
Walt Disney Co. (The)	23,800	2,424,744
Total		12,382,844
Multiline Retail 1.0%
Target Corp.	61,200	4,755,852
Specialty Retail 5.3%
Best Buy Co., Inc.	116,400	4,276,536
GameStop Corp., Class A	81,000	3,440,880
Home Depot, Inc. (The)	70,500	8,210,430
Lowe's Companies, Inc.	81,900	5,665,023
Staples, Inc.	261,000	3,708,810
Total		25,301,679
Total Consumer Discretionary		58,356,653
CONSUMER STAPLES 9.3%
Beverages 1.4%
Coca-Cola Co. (The)	18,300	719,556
Dr. Pepper Snapple Group, Inc.	54,300	4,166,439
PepsiCo, Inc.	17,000	1,579,810
Total		6,465,805
Food & Staples Retailing 3.6%
CVS Health Corp.	63,400	6,492,160

Common Stocks (continued)

Issuer	Shares	Value ($)
Kroger Co. (The)	133,500	4,605,750
Wal-Mart Stores, Inc.	95,400	6,175,242
Total		17,273,152
Food Products 1.0%
Archer-Daniels-Midland Co.	99,800	4,490,002
Household Products 0.4%
Procter & Gamble Co. (The)	26,000	1,837,420
Tobacco 2.9%
Altria Group, Inc.	132,000	7,072,560
Philip Morris International, Inc.	84,300	6,727,140
Total		13,799,700
Total Consumer Staples		43,866,079
ENERGY 7.3%
Energy Equipment & Services 0.8%
Cameron International Corp.(a)	26,100	1,742,436
National Oilwell Varco, Inc.	43,900	1,858,287
Total		3,600,723
Oil, Gas & Consumable Fuels 6.5%
Chevron Corp.	81,500	6,600,685
ConocoPhillips	101,300	4,978,895
EOG Resources, Inc.	41,200	3,226,372
Exxon Mobil Corp.	69,700	5,244,228
Marathon Oil Corp.	139,000	2,403,310
Marathon Petroleum Corp.	82,700	3,912,537
Valero Energy Corp.	78,400	4,652,256
Total		31,018,283
Total Energy		34,619,006
FINANCIALS 15.9%
Banks 4.8%
Bank of America Corp.	42,200	689,548
Citigroup, Inc.	146,400	7,829,472
JPMorgan Chase & Co.	157,200	10,076,520
SunTrust Banks, Inc.	22,000	888,140
Wells Fargo & Co.	58,200	3,103,806
Total		22,587,486
Capital Markets 2.3%
BlackRock, Inc.	14,400	4,355,568
Goldman Sachs Group, Inc. (The)	15,600	2,942,160

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
6

COLUMBIA LARGE CAP ENHANCED CORE FUND

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2015 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
T. Rowe Price Group, Inc.	52,700	3,788,076
Total		11,085,804
Consumer Finance 1.6%
Capital One Financial Corp.	55,700	4,330,675
Navient Corp.	267,400	3,420,046
Total		7,750,721
Diversified Financial Services 1.5%
Berkshire Hathaway, Inc., Class B(a)	22,300	2,989,092
Moody's Corp.	41,100	4,204,941
Total		7,194,033
Insurance 2.9%
Aon PLC	4,600	429,824
Lincoln National Corp.	11,600	589,164
MetLife, Inc.	108,500	5,435,850
Principal Financial Group, Inc.	52,900	2,663,515
Prudential Financial, Inc.	56,700	4,575,690
Total		13,694,043
Real Estate Investment Trusts (REITs) 2.8%
General Growth Properties, Inc.	160,200	4,065,876
Macerich Co. (The)	49,400	3,763,292
Simon Property Group, Inc.	29,600	5,307,872
Total		13,137,040
Total Financials		75,449,127
HEALTH CARE 15.1%
Biotechnology 3.1%
Alexion Pharmaceuticals, Inc.(a)	12,600	2,169,594
Biogen, Inc.(a)	9,900	2,943,270
Celgene Corp.(a)	30,400	3,589,632
Gilead Sciences, Inc.	38,400	4,034,688
Vertex Pharmaceuticals, Inc.(a)	15,600	1,989,312
Total		14,726,496
Health Care Equipment & Supplies 3.6%
Abbott Laboratories	118,300	5,357,807
DENTSPLY International, Inc.	78,700	4,124,667
Medtronic PLC	46,800	3,383,172
Stryker Corp.	45,500	4,488,575
Total		17,354,221

Common Stocks (continued)

Issuer	Shares	Value ($)
Health Care Providers & Services 3.4%
AmerisourceBergen Corp.	43,600	4,361,744
Anthem, Inc.	32,600	4,598,230
Cardinal Health, Inc.	53,000	4,360,310
McKesson Corp.	4,600	908,868
UnitedHealth Group, Inc.	15,000	1,735,500
Total		15,964,652
Pharmaceuticals 5.0%
Johnson & Johnson	111,500	10,478,770
Merck & Co., Inc.	78,400	4,221,840
Pfizer, Inc.	277,900	8,953,938
Total		23,654,548
Total Health Care		71,699,917
INDUSTRIALS 10.0%
Aerospace & Defense 2.5%
Boeing Co. (The)	42,400	5,540,832
General Dynamics Corp.	35,500	5,042,065
L-3 Communications Holdings, Inc.	11,000	1,160,170
Total		11,743,067
Air Freight & Logistics 1.6%
CH Robinson Worldwide, Inc.	58,200	3,924,426
United Parcel Service, Inc., Class B	36,200	3,534,930
Total		7,459,356
Airlines 1.0%
Delta Air Lines, Inc.	104,100	4,557,498
Electrical Equipment 0.9%
Rockwell Automation, Inc.	37,500	4,193,625
Industrial Conglomerates 2.6%
3M Co.	16,800	2,387,952
General Electric Co.	405,300	10,059,546
Total		12,447,498
Machinery 0.8%
Dover Corp.	61,100	3,785,145
Professional Services 0.6%
Equifax, Inc.	31,500	3,083,850
Total Industrials		47,270,039

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
7

COLUMBIA LARGE CAP ENHANCED CORE FUND

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2015 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
INFORMATION TECHNOLOGY 20.2%
Communications Equipment 2.4%
Cisco Systems, Inc.	286,800	7,422,384
F5 Networks, Inc.(a)	32,100	3,897,261
Total		11,319,645
Internet Software & Services 3.7%
eBay, Inc.(a)	164,100	4,448,751
Facebook, Inc., Class A(a)	28,300	2,530,869
Google, Inc., Class A(a)	5,425	3,514,424
Google, Inc., Class C(a)	4,185	2,587,376
VeriSign, Inc.(a)	62,600	4,315,644
Total		17,397,064
IT Services 2.2%
International Business Machines Corp.	2,000	295,780
MasterCard, Inc., Class A	71,500	6,604,455
Visa, Inc., Class A	49,600	3,536,480
Total		10,436,715
Semiconductors & Semiconductor Equipment 2.4%
Intel Corp.	243,800	6,958,052
NVIDIA Corp.	192,200	4,320,656
Total		11,278,708
Software 4.5%
Electronic Arts, Inc.(a)	69,200	4,577,580
Microsoft Corp.(b)	138,700	6,036,224
Oracle Corp.	178,400	6,616,856
Red Hat, Inc.(a)	51,200	3,697,152
Salesforce.com, inc.(a)	6,700	464,712
Total		21,392,524
Technology Hardware, Storage & Peripherals 5.0%
Apple, Inc.	191,375	21,579,445
EMC Corp.	82,500	2,051,775
Total		23,631,220
Total Information Technology		95,455,876
MATERIALS 2.5%
Chemicals 1.5%
LyondellBasell Industries NV, Class A	38,700	3,304,206
Mosaic Co. (The)	93,600	3,821,688
Total		7,125,894

Common Stocks (continued)

Issuer	Shares	Value ($)
Containers & Packaging 0.1%
Avery Dennison Corp.	7,800	453,024
Metals & Mining 0.1%
Alcoa, Inc.	62,700	592,515
Paper & Forest Products 0.8%
International Paper Co.	88,300	3,809,262
Total Materials		11,980,695
TELECOMMUNICATION SERVICES 2.7%
Diversified Telecommunication Services 2.7%
AT&T, Inc.	42,600	1,414,320
CenturyLink, Inc.	95,100	2,571,504
Verizon Communications, Inc.	185,800	8,548,658
Total		12,534,482
Total Telecommunication Services		12,534,482
UTILITIES 3.2%
Electric Utilities 2.3%
Entergy Corp.	58,300	3,808,739
Exelon Corp.	136,900	4,211,044
Pinnacle West Capital Corp.	50,100	2,982,453
Total		11,002,236
Multi-Utilities 0.9%
Public Service Enterprise Group, Inc.	107,400	4,322,850
Total Utilities		15,325,086
Total Common Stocks (Cost: $408,905,564)		466,556,960

Money Market Funds 1.4%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.150%(c)(d)	6,741,150	6,741,150
Total Money Market Funds (Cost: $6,741,150)		6,741,150
Total Investments (Cost: $415,646,714)		473,298,110
Other Assets & Liabilities, Net		603,061
Net Assets		473,901,171
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
8

COLUMBIA LARGE CAP ENHANCED CORE FUND

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2015 (Unaudited)

Investments in Derivatives

At August 31, 2015, securities totaling $631,040 pledged as collateral.

Futures Contracts Outstanding at August 31, 2015

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
S&P500 EMINI	16	USD	7,876,800	09/2015	—	(403,706)

Notes to Portfolio of Investments

(a)  Non-income producing investment.

(b)  This security or a portion of this security has been pledged as collateral in connection with derivative contracts.

(c)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	18,051,769	68,951,488	(80,262,107)	6,741,150	5,734	6,741,150

(d)  The rate shown is the seven-day current annualized yield at August 31, 2015.

Currency Legend

USD  US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
9

COLUMBIA LARGE CAP ENHANCED CORE FUND

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2015 (Unaudited)

Fair Value Measurements (continued)

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
10

COLUMBIA LARGE CAP ENHANCED CORE FUND

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2015 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at August 31, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	58,356,653	—	—	58,356,653
Consumer Staples	43,866,079	—	—	43,866,079
Energy	34,619,006	—	—	34,619,006
Financials	75,449,127	—	—	75,449,127
Health Care	71,699,917	—	—	71,699,917
Industrials	47,270,039	—	—	47,270,039
Information Technology	95,455,876	—	—	95,455,876
Materials	11,980,695	—	—	11,980,695
Telecommunication Services	12,534,482	—	—	12,534,482
Utilities	15,325,086	—	—	15,325,086
Total Common Stocks	466,556,960	—	—	466,556,960
Money Market Funds	—	6,741,150	—	6,741,150
Total Investments	466,556,960	6,741,150	—	473,298,110
Derivatives
Liabilities
Futures Contracts	(403,706)	—	—	(403,706)
Total	466,153,254	6,741,150	—	472,894,404

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	18,051,769	18,051,769	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
11

COLUMBIA LARGE CAP ENHANCED CORE FUND

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2015 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $408,905,564)	$466,556,960
Affiliated issuers (identified cost $6,741,150)	6,741,150
Total investments (identified cost $415,646,714)	473,298,110
Receivable for:
Capital shares sold	12,152,496
Dividends	1,301,825
Expense reimbursement due from Investment Manager	14,015
Prepaid expenses	4,786
Other assets	14,179
Total assets	486,785,411
Liabilities
Payable for:
Investments purchased	11,912,095
Capital shares purchased	638,760
Variation margin	82,000
Investment management fees	28,720
Distribution and/or service fees	2,727
Transfer agent fees	74,772
Compensation of board members	110,325
Other expenses	34,841
Total liabilities	12,884,240
Net assets applicable to outstanding capital stock	$473,901,171
Represented by
Paid-in capital	$418,462,680
Undistributed net investment income	3,540,410
Accumulated net realized loss	(5,349,609)
Unrealized appreciation (depreciation) on:
Investments	57,651,396
Futures contracts	(403,706)
Total — representing net assets applicable to outstanding capital stock	$473,901,171

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
12

COLUMBIA LARGE CAP ENHANCED CORE FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

August 31, 2015 (Unaudited)

Class A
Net assets	$75,770,147
Shares outstanding	3,711,987
Net asset value per share	$20.41
Class I
Net assets	$33,619,954
Shares outstanding	1,648,931
Net asset value per share	$20.39
Class R
Net assets	$28,067,276
Shares outstanding	1,378,151
Net asset value per share	$20.37
Class R4
Net assets	$2,372
Shares outstanding	117
Net asset value per share(a)	$20.23
Class R5
Net assets	$299,572
Shares outstanding	14,741
Net asset value per share	$20.32
Class Y
Net assets	$5,371,433
Shares outstanding	263,281
Net asset value per share	$20.40
Class Z
Net assets	$330,770,417
Shares outstanding	16,223,693
Net asset value per share	$20.39

(a) Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
13

COLUMBIA LARGE CAP ENHANCED CORE FUND

STATEMENT OF OPERATIONS

Six Months Ended August 31, 2015 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$5,462,479
Dividends — affiliated issuers	5,734
Total income	5,468,213
Expenses:
Investment management fees	1,829,727
Distribution and/or service fees
Class A	101,400
Class R	71,178
Transfer agent fees
Class A	83,180
Class R	29,272
Class R4(a)	1
Class R5	100
Class Z	362,575
Compensation of board members	11,654
Custodian fees	9,716
Printing and postage fees	25,210
Registration fees	66,457
Professional fees	14,709
Other	6,854
Total expenses	2,612,033
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(877,240)
Total net expenses	1,734,793
Net investment income	3,733,420
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	6,326,308
Futures contracts	(56,430)
Net realized gain	6,269,878
Net change in unrealized appreciation (depreciation) on:
Investments	(41,430,263)
Futures contracts	(777,579)
Net change in unrealized depreciation	(42,207,842)
Net realized and unrealized loss	(35,937,964)
Net decrease in net assets from operations	$(32,204,544)

(a) Class R4 shares are based on operations from July 1, 2015 (commencement of operations) through the stated period end.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
14

COLUMBIA LARGE CAP ENHANCED CORE FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015(a)
Operations
Net investment income	$3,733,420	$7,692,009
Net realized gain	6,269,878	32,803,661
Net change in unrealized appreciation (depreciation)	(42,207,842)	19,260,329
Net increase (decrease) in net assets resulting from operations	(32,204,544)	59,755,999
Distributions to shareholders
Net investment income
Class A	(624,781)	(534,094)
Class I	(207,662)	(183,701)
Class R	(222,567)	(142,581)
Class R5	(3,644)	(2,624)
Class Y	(35,757)	(46,507)
Class Z	(2,998,525)	(3,318,025)
Total distributions to shareholders	(4,092,936)	(4,227,532)
Increase in net assets from capital stock activity	54,616,551	130,637,322
Total increase in net assets	18,319,071	186,165,789
Net assets at beginning of period	455,582,100	269,416,311
Net assets at end of period	$473,901,171	$455,582,100
Undistributed net investment income	$3,540,410	$3,899,926

(a) Class R5 shares are based on operations from June 25, 2014 (commencement of operations) through the stated period end.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
15

COLUMBIA LARGE CAP ENHANCED CORE FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended August 31, 2015(a) (Unaudited)		Year Ended February 28, 2015(b)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions	968,650	21,062,564	2,816,680	58,950,189
Distributions reinvested	25,535	561,263	21,783	466,340
Redemptions	(1,148,431)	(24,877,209)	(329,060)	(6,787,438)
Net increase (decrease)	(154,246)	(3,253,382)	2,509,403	52,629,091
Class I shares
Subscriptions	1,436,808	30,448,452	2,332,257	45,826,823
Distributions reinvested	9,464	207,636	8,714	183,662
Redemptions	(366,635)	(7,981,462)	(2,855,235)	(58,597,902)
Net increase (decrease)	1,079,637	22,674,626	(514,264)	(12,587,417)
Class R shares
Subscriptions	580,381	12,595,516	1,183,183	24,033,094
Distributions reinvested	6,419	140,836	3,085	66,161
Redemptions	(271,915)	(5,908,837)	(268,544)	(5,572,574)
Net increase	314,885	6,827,515	917,724	18,526,681
Class R4 shares
Subscriptions	117	2,500	—	—
Net increase	117	2,500	—	—
Class R5 shares
Subscriptions	1,785	38,887	20,347	413,572
Distributions reinvested	166	3,621	121	2,595
Redemptions	(6,538)	(141,061)	(1,140)	(24,076)
Net increase (decrease)	(4,587)	(98,553)	19,328	392,091
Class Y shares
Subscriptions	105,674	2,281,925	3,375	72,625
Distributions reinvested	257	5,634	—	—
Redemptions	(2,181)	(47,358)	(28,059)	(576,519)
Net increase (decrease)	103,750	2,240,201	(24,684)	(503,894)
Class Z shares
Subscriptions	2,626,974	56,974,641	5,984,935	124,768,558
Distributions reinvested	22,140	485,742	19,220	410,481
Redemptions	(1,440,787)	(31,236,739)	(2,598,255)	(52,998,269)
Net increase	1,208,327	26,223,644	3,405,900	72,180,770
Total net increase	2,547,883	54,616,551	6,313,407	130,637,322

(a) Class R4 shares are based on operations from July 1, 2015 (commencement of operations) through the stated period end.

(b) Class R5 shares are based on operations from June 25, 2014 (commencement of operations) through the stated period end.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
16

COLUMBIA LARGE CAP ENHANCED CORE FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended August 31, 2015		Year Ended February 28,						Year Ended February 29,		Year Ended February 28,
Class A	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$22.05		$18.77		$15.04		$13.67		$12.81		$10.73
Income from investment operations:
Net investment income	0.13	(f)	0.51		0.23		0.22		0.17		0.14
Net realized and unrealized gain (loss)	(1.59)		2.97		3.76		1.36		0.89		2.08
Total from investment operations	(1.46)		3.48		3.99		1.58		1.06		2.22
Less distributions to shareholders:
Net investment income	(0.18)		(0.20)		(0.26)		(0.21)		(0.20)		(0.14)
Total distributions to shareholders	(0.18)		(0.20)		(0.26)		(0.21)		(0.20)		(0.14)
Net asset value, end of period	$20.41		$22.05		$18.77		$15.04		$13.67		$12.81
Total return	(6.70%)		18.60%		26.58%		11.71%		8.41%		20.84%
Ratios to average net assets(a)
Total gross expenses	1.26	%(b)	1.27%		1.26%		1.28%		1.19	%(c)	0.96	%(c)
Total net expenses(d)	0.90	%(b)	0.90	%(e)	0.89	%(e)	0.89	%(e)	0.94	%(c)(e)	0.95	%(c)(e)
Net investment income	1.16	%(b)	2.51%		1.34%		1.53%		1.33%		1.22%
Supplemental data
Net assets, end of period (in thousands)	$75,770		$85,261		$25,474		$13,209		$12,404		$12,213
Portfolio turnover	46%		91%		101%		92%		67%		63%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Ratios include line of credit interest expense which is less than 0.01%.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Net investment income per share includes special dividends. The effect of these dividends amounted to $0.13 per share.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
17

COLUMBIA LARGE CAP ENHANCED CORE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2015		Year Ended February 28,			Year Ended February 29,		Year Ended February 28,
Class I	(Unaudited)		2015	2014	2013	2012		2011(a)
Per share data
Net asset value, beginning of period	$22.00		$18.72	$15.00	$13.63	$12.78		$11.11
Income from investment operations:
Net investment income	0.26	(g)	0.42	0.29	0.28	0.21		0.09
Net realized and unrealized gain (loss)	(1.68)		3.14	3.75	1.36	0.88		1.75
Total from investment operations	(1.42)		3.56	4.04	1.64	1.09		1.84
Less distributions to shareholders:
Net investment income	(0.19)		(0.28)	(0.32)	(0.27)	(0.24)		(0.17)
Total distributions to shareholders	(0.19)		(0.28)	(0.32)	(0.27)	(0.24)		(0.17)
Net asset value, end of period	$20.39		$22.00	$18.72	$15.00	$13.63		$12.78
Total return	(6.51%)		19.09%	27.06%	12.15%	8.73%		16.65%
Ratios to average net assets(b)
Total gross expenses	0.81	%(c)	0.81%	0.80%	0.84%	0.74	%(d)	0.59	%(c)(d)
Total net expenses(e)	0.50	%(c)	0.50%	0.48%	0.50%	0.61	%(d)	0.57	%(c)(d)(f)
Net investment income	2.43	%(c)	2.07%	1.72%	2.01%	1.72%		1.68	%(c)
Supplemental data
Net assets, end of period (in thousands)	$33,620		$12,522	$20,286	$36,224	$13,297		$7,466
Portfolio turnover	46%		91%	101%	92%	67%		63%

Notes to Financial Highlights

(a)  Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Net investment income per share includes special dividends. The effect of these dividends amounted to $0.16 per share.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
18

COLUMBIA LARGE CAP ENHANCED CORE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2015		Year Ended February 28,						Year Ended February 29,		Year Ended February 28,
Class R	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$22.02		$18.75		$15.03		$13.65		$12.80		$10.72
Income from investment operations:
Net investment income	0.14	(f)	0.43		0.18		0.20		0.14		0.12
Net realized and unrealized gain (loss)	(1.62)		2.99		3.76		1.36		0.88		2.08
Total from investment operations	(1.48)		3.42		3.94		1.56		1.02		2.20
Less distributions to shareholders:
Net investment income	(0.17)		(0.15)		(0.22)		(0.18)		(0.17)		(0.12)
Total distributions to shareholders	(0.17)		(0.15)		(0.22)		(0.18)		(0.17)		(0.12)
Net asset value, end of period	$20.37		$22.02		$18.75		$15.03		$13.65		$12.80
Total return	(6.79%)		18.30%		26.26%		11.54%		8.08%		20.58%
Ratios to average net assets(a)
Total gross expenses	1.52	%(b)	1.52%		1.51%		1.53%		1.44	%(c)	1.21	%(c)
Total net expenses(d)	1.15	%(b)	1.15	%(e)	1.14	%(e)	1.12	%(e)	1.19	%(c)(e)	1.20	%(c)(e)
Net investment income	1.24	%(b)	2.08%		1.08%		1.45%		1.11%		1.02%
Supplemental data
Net assets, end of period (in thousands)	$28,067		$23,414		$2,729		$1,284		$204		$175
Portfolio turnover	46%		91%		101%		92%		67%		63%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Ratios include line of credit interest expense which is less than 0.01%.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Net investment income per share includes special dividends. The effect of these dividends amounted to $0.14 per share.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
19

COLUMBIA LARGE CAP ENHANCED CORE FUND

FINANCIAL HIGHLIGHTS (continued)

Class R4	Six Months Ended August 31, 2015(a) (Unaudited)
Per share data
Net asset value, beginning of period	$21.32
Income from investment operations:
Net investment income	0.06
Net realized and unrealized loss	(1.15)
Total from investment operations	(1.09)
Net asset value, end of period	$20.23
Total return	(5.11%)
Ratios to average net assets(b)
Total gross expenses	1.03	%(c)
Total net expenses(d)	0.65	%(c)
Net investment income	1.65	%(c)
Supplemental data
Net assets, end of period (in thousands)	$2
Portfolio turnover	46%

Notes to Financial Highlights

(a)  Based on operations from July 1, 2015 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
20

COLUMBIA LARGE CAP ENHANCED CORE FUND

FINANCIAL HIGHLIGHTS (continued)

Class R5	Six Months Ended August 31, 2015 (Unaudited)		Year Ended February 28, 2015(a)
Per share data
Net asset value, beginning of period	$21.93		$19.88
Income from investment operations:
Net investment income	0.17	(e)	0.62
Net realized and unrealized gain (loss)	(1.59)		1.66
Total from investment operations	(1.42)		2.28
Less distributions to shareholders:
Net investment income	(0.19)		(0.23)
Total distributions to shareholders	(0.19)		(0.23)
Net asset value, end of period	$20.32		$21.93
Total return	(6.54%)		11.49%
Ratios to average net assets(b)
Total gross expenses	0.85	%(c)	0.88	%(c)
Total net expenses(d)	0.55	%(c)	0.55	%(c)
Net investment income	1.52	%(c)	4.41	%(c)
Supplemental data
Net assets, end of period (in thousands)	$300		$424
Portfolio turnover	46%		91%

Notes to Financial Highlights

(a)  Based on operations from June 25, 2014 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  Net investment income per share includes special dividends. The effect of these dividends amounted to $0.14 per share.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
21

COLUMBIA LARGE CAP ENHANCED CORE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2015		Year Ended February 28,			Year Ended February 29,		Year Ended February 28,
Class Y	(Unaudited)		2015	2014	2013	2012		2011
Per share data
Net asset value, beginning of period	$22.01		$18.73	$15.00	$13.63	$12.78		$10.70
Income from investment operations:
Net investment income	0.19	(f)	0.46	0.29	0.27	0.18		0.17
Net realized and unrealized gain (loss)	(1.61)		3.10	3.76	1.36	0.91		2.09
Total from investment operations	(1.42)		3.56	4.05	1.63	1.09		2.26
Less distributions to shareholders:
Net investment income	(0.19)		(0.28)	(0.32)	(0.26)	(0.24)		(0.18)
Total distributions to shareholders	(0.19)		(0.28)	(0.32)	(0.26)	(0.24)		(0.18)
Net asset value, end of period	$20.40		$22.01	$18.73	$15.00	$13.63		$12.78
Total return	(6.51%)		19.08%	27.11%	12.13%	8.74%		21.30%
Ratios to average net assets(a)
Total gross expenses	0.81	%(b)	0.81%	0.80%	0.83%	0.74	%(c)	0.59	%(c)
Total net expenses(d)	0.50	%(b)	0.50%	0.48%	0.52%	0.60	%(c)	0.58	%(c)(e)
Net investment income	1.75	%(b)	2.30%	1.72%	1.90%	1.46%		1.53%
Supplemental data
Net assets, end of period (in thousands)	$5,371		$3,511	$3,451	$3,177	$3,024		$31,588
Portfolio turnover	46%		91%	101%	92%	67%		63%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Ratios include line of credit interest expense which is less than 0.01%.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Net investment income per share includes special dividends. The effect of these dividends amounted to $0.13 per share.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
22

COLUMBIA LARGE CAP ENHANCED CORE FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2015		Year Ended February 28,						Year Ended February 29,		Year Ended February 28,
Class Z	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$22.01		$18.73		$14.99		$13.62		$12.78		$10.70
Income from investment operations:
Net investment income	0.17	(f)	0.47		0.27		0.25		0.19		0.16
Net realized and unrealized gain (loss)	(1.61)		3.06		3.77		1.37		0.88		2.09
Total from investment operations	(1.44)		3.53		4.04		1.62		1.07		2.25
Less distributions to shareholders:
Net investment income	(0.18)		(0.25)		(0.30)		(0.25)		(0.23)		(0.17)
Total distributions to shareholders	(0.18)		(0.25)		(0.30)		(0.25)		(0.23)		(0.17)
Net asset value, end of period	$20.39		$22.01		$18.73		$14.99		$13.62		$12.78
Total return	(6.58%)		18.92%		27.03%		12.02%		8.54%		21.18%
Ratios to average net assets(a)
Total gross expenses	1.01	%(b)	1.02%		1.01%		1.03%		0.94	%(c)	0.71	%(c)
Total net expenses(d)	0.65	%(b)	0.65	%(e)	0.64	%(e)	0.64	%(e)	0.70	%(c)(e)	0.70	%(c)(e)
Net investment income	1.59	%(b)	2.32%		1.57%		1.77%		1.54%		1.46%
Supplemental data
Net assets, end of period (in thousands)	$330,770		$330,450		$217,477		$214,575		$254,500		$365,205
Portfolio turnover	46%		91%		101%		92%		67%		63%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Ratios include line of credit interest expense which is less than 0.01%.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Net investment income per share includes special dividends. The effect of these dividends amounted to $0.14 per share.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
23

COLUMBIA LARGE CAP ENHANCED CORE FUND

NOTES TO FINANCIAL STATEMENTS

August 31, 2015 (Unaudited)

Note 1. Organization

Columbia Large Cap Enhanced Core Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class I, Class R, Class R4, Class R5, Class Y and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure.

Class A shares are not subject to any front-end sales charge or contingent deferred sales charge.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund's prospectus.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus. Class R4 shares commenced operations on July 1, 2015.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class Y shares are not subject to sales charges and are generally available only to certain retirement plans as described in the Fund's prospectus.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be

Semiannual Report 2015
24

COLUMBIA LARGE CAP ENHANCED CORE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2015 (Unaudited)

fair valued pursuant to a policy adopted by the Board of Trustees (the Board), including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. The Fund's risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the exchange's clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is failure of the clearinghouse. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker's customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker's customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc.

Semiannual Report 2015
25

COLUMBIA LARGE CAP ENHANCED CORE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2015 (Unaudited)

Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund's net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchange traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those

Semiannual Report 2015
26

COLUMBIA LARGE CAP ENHANCED CORE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2015 (Unaudited)

fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table provides a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at August 31, 2015:

Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity risk	Net assets — unrealized depreciation on futures contracts	403,706	*

*Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended August 31, 2015:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity risk	(56,430)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity risk	(777,579)

The following table provides a summary of the average outstanding volume by derivative instrument for the six months ended August 31, 2015:

Derivative Instrument	Average notional amounts ($)*
Futures contracts — Long	9,993,150

*Based on the ending quarterly outstanding amounts for the six months ended August 31, 2015.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund's management. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Semiannual Report 2015
27

COLUMBIA LARGE CAP ENHANCED CORE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2015 (Unaudited)

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In May 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2015-07, Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). ASU No. 2015-07 changes the disclosure requirements for investments for which fair value is measured using the net asset value per share practical expedient. The disclosure requirements are effective for annual periods beginning after December 15, 2015 and interim periods within those fiscal years. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Other Transactions with Affiliates

Management Fees

Effective July 1, 2015, the Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.75% to 0.55% as the Fund's net assets increase. The annualized effective management services fee rate for the six months ended August 31, 2015 was 0.72% of the Fund's average daily net assets.

Prior to July 1, 2015, the Fund paid the Investment Manager an annual fee for advisory services under an Investment Management Services Agreement and a separate annual fee for administrative and accounting services under an Administrative Services Agreement. For the period from March 1, 2015 through June 30, 2015, the investment advisory services fee paid to the Investment Manager was $1,032,142, and the administrative services fee paid to the Investment Manager was $96,763.

Prior to July 1, 2015, the Investment Manager contractually agreed to waive 0.05% of the Fund's investment management fee. The annualized effective investment management fee rate, net of fee waivers, for the period ended June 30, 2015 was 0.64% of the Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended August 31, 2015, other expenses paid by the Fund to this company were $916.

Semiannual Report 2015
28

COLUMBIA LARGE CAP ENHANCED CORE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2015 (Unaudited)

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these Board members may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Transfer Agency Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares. Class I and Class Y shares do not pay transfer agency fees.

For the six months ended August 31, 2015, the Fund's annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.21%
Class R	0.21
Class R4	0.21
Class R5	0.05
Class Z	0.21

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2015, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee at the maximum annual rate of 0.50% of the average daily net assets attributable to Class R shares of the Fund.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's

Semiannual Report 2015
29

COLUMBIA LARGE CAP ENHANCED CORE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2015 (Unaudited)

custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

	July 1, 2015 through June 30, 2016	Prior to July 1, 2015
Class A	0.90%	1.02%
Class I	0.50	0.62
Class R	1.15	1.27
Class R4*	0.65	—
Class R5	0.55	0.67
Class Y	0.50	0.62
Class Z	0.65	0.77

*Expense cap rate is contractual from July 1, 2015 (the commencement of operations of Class R4 shares) through June 30, 2016.

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties.

Prior to July 1, 2015, the Fund's expense ratio was subject to a voluntary expense reimbursement arrangement pursuant to which fees were waived and/or expenses reimbursed (excluding certain fees and expenses immediately described above), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, did not exceed the annual rates of 0.90% for Class A, 0.50% for Class I, 1.15% for Class R, 0.55% for Class R5, 0.50% for Class Y and 0.65% for Class Z.

Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At August 31, 2015, the cost of investments for federal income tax purposes was approximately $415,647,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$77,830,000
Unrealized depreciation	(20,179,000)
Net unrealized appreciation	$57,651,000

The following capital loss carryforwards, determined as of February 28, 2015, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2018	10,116,156

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $269,280,304 and $212,912,183, respectively, for the six months ended August 31, 2015. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Semiannual Report 2015
30

COLUMBIA LARGE CAP ENHANCED CORE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2015 (Unaudited)

Note 7. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $550 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended August 31, 2015.

Note 8. Significant Risks

Shareholder Concentration Risk

At August 31, 2015, one unaffiliated shareholder of record owned 63.9% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Technology and Technology-related Investment Risk

The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies' securities historically have been more volatile than other securities, especially over the short term.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation,

Semiannual Report 2015
31

COLUMBIA LARGE CAP ENHANCED CORE FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2015 (Unaudited)

class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2015
32

COLUMBIA LARGE CAP ENHANCED CORE FUND

INTERIM APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Large Cap Enhanced Core Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

The Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considered the renewal of the IMS Agreement for a two-month period (Short-Term Period) in order to align the IMS Agreement with the review cycle of other funds in the Columbia family of funds. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2015, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel, and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its April 13-15, 2015 in-person Board meeting (the April Meeting), considered the renewal of the IMS Agreement for the Short-Term Period. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement for the Short-Term Period.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management. The Independent Trustees noted the information they received concerning Columbia Management's ability to retain its key portfolio management personnel. In evaluating the quality of services provided under the IMS Agreement and the Fund's Administrative Services Agreement, the Independent Trustees also took into account the organization and strength of the Fund's and its service providers' compliance programs. In addition, the Board also reviewed the financial condition of Columbia Management (and its affiliates) and each entity's ability to carry out its responsibilities under the IMS Agreement and the Fund's other services agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of the IMS Agreement for the Short-Term Period.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that the services being performed by Columbia Management and its affiliates were acceptable for the Short-Term Period.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that for purposes of approving the IMS Agreement for the Short-Term Period, the Fund's performance was acceptable.

Semiannual Report 2015
33

COLUMBIA LARGE CAP ENHANCED CORE FUND

INTERIM APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT (continued)

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Management's profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that the total expense ratio of the Fund is generally no higher than the median expense ratio of funds in the same comparison universe of the Fund).

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. For purposes of approving the IMS Agreement for the Short-Term Period, the Board concluded that the investment management service fees were fair and reasonable, observing that the profitability levels also seemed reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Independent Trustees took into account that IMS fees decline as Fund assets exceed various breakpoints.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that, for purposes of its consideration of the renewal of the IMS Agreement for the Short-Term Period, the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. The Board noted its understanding that it would undertake the full consideration of renewal of the IMS Agreement for the full annual period at its June 2015 meetings. On April 15, 2015, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement for the Short-Term Period.

Semiannual Report 2015
34

COLUMBIA LARGE CAP ENHANCED CORE FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager, and together with its global affiliates, Columbia Threadneedle), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Large Cap Enhanced Core Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March, April and June 2015, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March, April and June were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials were revised to reflect discussion and subsequent requests made by the Board representatives. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its June 15-17, 2015 in-person Board meeting (the June Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its organization, expertise, resources and capabilities.

The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the restructured leadership in the Chief Investment Officer's organization, the strengthening of the investment research department, the solidifying of the Global Asset Management initiative and the restructured investment risk management organization. The Board also noted the broad scope of services provided by Columbia Management to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Management's ability to attract and retain key portfolio management personnel.

In connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management, recalling the information it received highlighting achievements in 2014 in the performance of administrative services. In evaluating the quality of services provided under the IMS Agreement and the Fund's Administrative Services Agreement, the Independent Trustees also took into account the organization and strength of the Fund's and its service providers' compliance programs. In addition, the Board reviewed the financial condition of Columbia Management and its affiliates and each entity's ability to carry out its responsibilities under the IMS Agreement and the Fund's other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board took into account the proposed combination of the forms of IMS Agreements and Administrative Services Agreements into a single form of agreement with the combined form reflecting no proposed change in services or fees. Given no material change, the Trustees agreed to the combined form, to be

Semiannual Report 2015
35

COLUMBIA LARGE CAP ENHANCED CORE FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT (continued)

effective upon each Fund's next annual update. The Board concluded that the services being performed under the IMS Agreement and the Administrative Services Agreement were of a reasonably high quality.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance met expectations.

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Management's profitability.

The Board considered the reports of its independent fee consultant, JDL, which assisted in its analysis of the Funds' performance and expenses, and JDL's conclusion that the effective investment management fee rate for the Fund remains within a reasonable range. The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that the total expense ratio of the Fund is generally no higher than the median expense ratio of funds in the same comparison universe of the Fund). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe's median expense ratio. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Management and Ameriprise from managing, operating and distributing the Funds. The Board took into account JDL's conclusion that 2014 Columbia Management profitability was reasonable. It also considered that Columbia Management generated 2014 profitability that only moderately exceeded 2013 levels. It was further observed that, based on information presented, 2014 overall profitability is in line with profitability levels of industry competitors. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that IMS fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the investment management services fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 17, 2015, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Semiannual Report 2015
36

COLUMBIA LARGE CAP ENHANCED CORE FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedle.com/us; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2015
37

Columbia Large Cap Enhanced Core Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to columbiathreadneedle.com/us. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2015 Columbia Management Investment Advisers, LLC.

columbiathreadneedle.com/us

SAR173_02_E01_(10/15)

SEMIANNUAL REPORT

August 31, 2015

COLUMBIA MARSICO 21ST CENTURY FUND

ABOUT COLUMBIA THREADNEEDLE INVESTMENTS

Columbia Threadneedle Investments is a leading global asset management group that provides a broad range of actively managed investment strategies and solutions for individual, institutional and corporate clients around the world.

With more than 2,000 people, including over 450 investment professionals based in North America, Europe and Asia, we manage $503 billion* of assets across developed and emerging market equities, fixed income, asset allocation solutions and alternatives. We are the 13th largest manager of long-term mutual fund assets in the U.S.** and the 4th largest manager of retail funds in the U.K.***

Our priority is the investment success of our clients. We aim to deliver the investment outcomes they expect through an investment approach that is team-based, performance-driven and risk-aware. Our culture is dynamic and interactive. By sharing our insights across asset classes and geographies, we generate richer perspectives on global, regional and local investment landscapes. The ability to exchange and debate investment ideas in a collaborative environment enriches our teams' investment processes. More importantly, it results in better informed investment decisions for our clients.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

  *  In U.S. dollars as of June 30, 2015. Source: Ameriprise Q2 Earnings Release. Includes all assets managed by entities in the Columbia and Threadneedle groups of companies. Contact us for more current data.

  **  Source: ICI as of June 30, 2015 for Columbia Management Investment Advisers, LLC.

  ***  Source: Investment Association as of June 2015 for Threadneedle Asset Management Limited.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

Get the market insight you need from our investment experts

Connect with Columbia Threadneedle Investments

Investor insight

Find economic and market commentary, investment videos, white papers, mutual fund commentary and more at columbiathreadneedle.com/us.

  Columbia Threadneedle Investor Newsletter (e-newsletter)

Read our award-winning* shareholder newsletter. Our quarterly newsletter is available online and provides timely and relevant content about economic trends, fund news, service enhancements and changes. Sign up to receive the newsletter electronically at columbiathreadneedle.com/
us/newsletter.

  Investment videos

Get analysis of current events and trends that may affect your investments. Visit our online video library to watch and discover what our thought leaders are saying about the financial markets and economy.

  Social media

We offer you multiple ways to access our market commentary and investment insights.

■  Perspectives blog at columbiathreadneedle.com/us
Read timely posts by our investment team, including our chief investment officer, chief economist and portfolio managers.

■  twitter.com/CTinvest_US
Follow us on Twitter for quick, up-to-the-minute comments on market news and more.

■  youtube.com/CTinvestUS
View our commentaries on the economy, markets and current investment opportunities.

■  linkedin.com/company/columbia-threadneedle-investments-us
Connect with us on LinkedIn for updates from our thought leaders.

*Columbia Threadneedle Investor Newsletter was awarded top honors in the Mutual Fund Education Alliance STAR Awards competition for excellence in mutual fund marketing and communications in 2011, 2012 and 2013. Materials in the competition were evaluated on educational value, message comprehension, effective design and objectives.

Not part of the shareholder report

Stay informed

Become a subscriber to receive the latest investment publications and mutual fund commentaries

Subscribe to Columbia Threadneedle Investments

Email subscription center

Subscribe to the latest information from Columbia Threadneedle. Visit our email subscription center at columbiathreadneedle.com/us/subscribe to register for economic and market commentary, product and service updates, white papers and more.

■  Columbia Threadneedle Investor Newsletter
Quarterly newsletter featuring the latest macro- and micro-economic trends, investment themes, products, service changes and other items of interest to our investors

■  Investment Strategy Outlook
Quarterly publication featuring the Columbia Threadneedle Asset Allocation Team's perspective on global economic investment conditions and markets

■  MarketTrack
Quarterly publication featuring more than 40 charts and graphs that highlight the current state of the economy and the markets; includes straightforward insight on current investment opportunities

■  White papers
Frequent articles that delve deep into a variety of investment topics

■  Mutual fund updates
Quarterly portfolio manager commentary and fund fact sheets available for Columbia funds. (Not all funds have a commentary.)

Register your information online at columbiathreadneedle.com/us/subscribe and select the publications you would like to receive. Update your subscriptions at any time by accessing the email subscription center.

PRESIDENT'S MESSAGE

Dear Shareholder,

Today's investors are typically focused on outcomes, like living a certain retirement lifestyle, paying for college education or building a legacy. But in today's complex global investment landscape, even simple goals are not easily achieved.

At Columbia Threadneedle Investments, we aspire to help satisfy five core needs of today's investors:

■  Generate an appropriate stream of income in retirement

Traditional approaches to generating income may not provide the diversification benefits they once did, and they may actually introduce unwanted risk in today's market. To seek to improve your potential to live comfortably long term, we endeavor to pursue investments that explore less traveled paths to income.

■  Navigate a changing interest rate environment

Today's uncertain market environment includes the prospect of a rise in interest rates. Blending traditional investments with non-traditional or alternative products may help protect your wealth during periods of volatility. We can help strengthen your portfolio with agile products designed to take on the market's ups and downs.

■  Maximize after-tax returns

In an environment where what you keep may be more important than what you earn, municipal bonds can help mitigate high tax burdens while providing potentially attractive yields. Our state and federal tax-exempt products are aimed at helping investors manage risk, minimize the fluctuation of capital and grow wealth on a more tax-efficient basis.

■  Grow assets to achieve financial goals

We believe that finding and protecting growth comes from a disciplined security selection process designed to create excess return. Our goal is to provide investment solutions built to help you face today's market challenges and grow your assets at each crossroad of your journey.

■  Ease the impact of volatile markets

Despite a bull market run that has benefited many investors over the past several years, it's important to remember the lessons of 2008 and the value that a well-diversified portfolio may provide through times of market volatility. We are here to help you hold onto the savings you have worked tirelessly to amass, and to provide you the best opportunity to maintain your standard of living regardless of market conditions.

Find out today how we can help you confidently invest to realize your dreams. Please visit us at blog.columbiathreadneedleus.com/our-best-ideas to learn more about our unique investment solutions.

The world is constantly changing, but our priority remains the same: to help you secure your finances, meet your goals and achieve success. Thank you for your continued investment with us.

Sincerely,

Christopher O. Petersen
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit columbiathreadneedle.com/us. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2015

COLUMBIA MARSCO 21ST CENTURY FUND

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiathreadneedle.com/us or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Performance Overview	3
Portfolio Overview	4
Understanding Your Fund's Expenses	5
Portfolio of Investments	6
Statement of Assets and Liabilities	10
Statement of Operations	12
Statement of Changes in Net Assets	13
Financial Highlights	15
Notes to Financial Statements	22
Interim Approval of Investment Management Services and Subadvisory Agreements	29
Approval of Investment Management Services and Subadvisory Agreements	32
Important Information About This Report	35

Semiannual Report 2015

COLUMBIA MARSCO 21ST CENTURY FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia Marsico 21st Century Fund (the Fund) Class A shares returned -5.17% excluding sales charges for the six-month period that ended August 31, 2015.

■  The Fund slightly outperformed its benchmark, the Russell 3000 Index, which returned -5.31% during the same time period.

Average Annual Total Returns (%) (for period ended August 31, 2015)

	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class A	04/10/00
Excluding sales charges		-5.17	0.79	13.61	6.87
Including sales charges		-10.61	-4.99	12.27	6.24
Class B	04/10/00
Excluding sales charges		-5.56	0.00	12.75	6.07
Including sales charges		-10.28	-5.00	12.50	6.07
Class C	04/10/00
Excluding sales charges		-5.56	0.00	12.75	6.07
Including sales charges		-6.50	-1.00	12.75	6.07
Class R*	01/23/06	-5.30	0.50	13.33	6.60
Class R4*	11/08/12	-5.06	1.04	13.77	6.95
Class R5*	01/08/14	-5.00	1.15	13.75	6.94
Class Z	04/10/00	-5.06	1.01	13.88	7.13
Russell 3000 Index		-5.31	0.36	16.03	7.33

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedle.com/us or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. Since the Fund launched more than one class of shares at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedle.com/us/investment-products/mutual-funds/appended-performance for more information.

The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2015
3

COLUMBIA MARSCO 21ST CENTURY FUND

PORTFOLIO OVERVIEW

(Unaudited)

Portfolio Management

Marsico Capital Management, LLC

Brandon Geisler

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on a fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2015 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Top Ten Holdings (%) (at August 31, 2015)
Facebook, Inc., Class A	6.1
MasterCard, Inc., Class A	4.2
Constellation Brands, Inc., Class A	3.9
Norwegian Cruise Line Holdings Ltd.	3.8
Allergan PLC	3.7
Endo International PLC	3.3
Electronic Arts, Inc.	3.2
Walt Disney Co. (The)	3.2
Salesforce.com, inc.	3.1
Boeing Co. (The)	3.0

Percentages indicated are based upon total investments (excluding Money Market Funds.)

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at August 31, 2015)
Common Stocks	92.1
Money Market Funds	7.9
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Equity Sector Breakdown (%) (at August 31, 2015)
Consumer Discretionary	21.9
Consumer Staples	4.4
Financials	5.1
Health Care	25.5
Industrials	10.0
Information Technology	29.1
Materials	1.9
Telecommunication Services	2.1
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

Semiannual Report 2015
4

COLUMBIA MARSCO 21ST CENTURY FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

March 1, 2015 – August 31, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	948.30	1,019.11	6.01	6.23	1.22
Class B	1,000.00	1,000.00	944.40	1,015.32	9.68	10.03	1.97
Class C	1,000.00	1,000.00	944.40	1,015.32	9.68	10.03	1.97
Class R	1,000.00	1,000.00	947.00	1,017.84	7.23	7.50	1.47
Class R4	1,000.00	1,000.00	949.40	1,020.37	4.78	4.95	0.97
Class R5	1,000.00	1,000.00	950.00	1,021.03	4.14	4.29	0.84
Class Z	1,000.00	1,000.00	949.40	1,020.37	4.78	4.95	0.97

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Semiannual Report 2015
5

COLUMBIA MARSCO 21ST CENTURY FUND

PORTFOLIO OF INVESTMENTS

August 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 91.3%

Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY 20.0%
Automobiles 1.8%
Tesla Motors, Inc.(a)	62,583	15,586,922
Hotels, Restaurants & Leisure 5.8%
Domino's Pizza, Inc.	192,808	20,426,080
Norwegian Cruise Line Holdings Ltd.(a)	539,669	31,084,934
Total		51,511,014
Household Durables 0.4%
GoPro, Inc., Class A(a)	85,662	3,990,993
Internet & Catalog Retail 5.0%
Amazon.com, Inc.(a)	45,497	23,334,956
Ctrip.com International Ltd., ADR(a)	63,493	4,219,110
Netflix, Inc.(a)	85,899	9,880,962
Yoox SpA(a)	217,431	6,870,768
Total		44,305,796
Media 3.9%
IMAX Corp.(a)	278,172	8,720,692
Walt Disney Co. (The)	251,359	25,608,455
Total		34,329,147
Multiline Retail 1.6%
Burlington Stores, Inc.(a)	275,705	14,637,178
Specialty Retail 1.5%
O'Reilly Automotive, Inc.(a)	56,165	13,483,531
Total Consumer Discretionary		177,844,581
CONSUMER STAPLES 4.0%
Beverages 3.5%
Constellation Brands, Inc., Class A	246,483	31,549,824
Food Products 0.5%
Blue Buffalo Pet Products, Inc.(a)	175,744	4,490,259
Total Consumer Staples		36,040,083
FINANCIALS 4.7%
Banks 2.2%
First Republic Bank	324,076	19,545,024
Capital Markets 2.5%
Charles Schwab Corp. (The)	735,019	22,329,877
Total Financials		41,874,901

Common Stocks (continued)

Issuer	Shares	Value ($)
HEALTH CARE 23.3%
Biotechnology 6.6%
Alexion Pharmaceuticals, Inc.(a)	64,285	11,069,234
Alkermes PLC(a)	317,096	18,886,238
Isis Pharmaceuticals, Inc.(a)	88,416	4,436,715
Juno Therapeutics, Inc.(a)	90,022	3,268,699
Natera, Inc.(a)	183,272	2,899,363
Regeneron Pharmaceuticals, Inc.(a)	36,569	18,778,181
Total		59,338,430
Health Care Equipment & Supplies 4.0%
ConforMIS, Inc.(a)	175,723	2,811,568
DexCom, Inc.(a)	221,440	20,846,362
Intuitive Surgical, Inc.(a)	22,793	11,646,083
Total		35,304,013
Health Care Providers & Services 3.1%
Acadia Healthcare Co., Inc.(a)	207,149	15,128,091
Envision Healthcare Holdings, Inc.(a)	310,666	12,727,986
Total		27,856,077
Life Sciences Tools & Services 2.1%
Illumina, Inc.(a)	94,165	18,607,946
Pharmaceuticals 7.5%
Allergan PLC(a)	98,131	29,806,310
Concordia Healthcare Corp.	124,061	9,597,848
Endo International PLC(a)	351,636	27,075,972
Total		66,480,130
Total Health Care		207,586,596
INDUSTRIALS 9.1%
Aerospace & Defense 4.3%
B/E Aerospace, Inc.	290,003	14,137,646
Boeing Co. (The)	185,797	24,279,952
Total		38,417,598
Air Freight & Logistics 0.7%
XPO Logistics, Inc.(a)	166,797	5,854,575
Airlines 1.2%
Delta Air Lines, Inc.	239,432	10,482,333
Commercial Services & Supplies 1.0%
Healthcare Services Group, Inc.	270,147	9,033,716

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
6

COLUMBIA MARSCO 21ST CENTURY FUND

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2015 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Road & Rail 1.9%
Canadian Pacific Railway Ltd.	85,127	12,360,440
Genesee & Wyoming, Inc., Class A(a)	72,636	4,966,850
Total		17,327,290
Total Industrials		81,115,512
INFORMATION TECHNOLOGY 26.6%
Communications Equipment 1.5%
Palo Alto Networks, Inc.(a)	80,464	13,213,798
Internet Software & Services 8.2%
CoStar Group, Inc.(a)	66,173	11,715,268
Envestnet, Inc.(a)	58,172	1,816,712
Facebook, Inc., Class A(a)	558,839	49,976,972
LinkedIn Corp., Class A(a)	51,259	9,257,375
Total		72,766,327
IT Services 6.0%
FleetCor Technologies, Inc.(a)	126,601	18,883,805
MasterCard, Inc., Class A	372,295	34,388,889
Total		53,272,694
Semiconductors & Semiconductor Equipment 3.5%
ARM Holdings PLC	604,559	8,662,170
NXP Semiconductors NV(a)	262,954	22,259,056
Total		30,921,226
Software 7.4%
Electronic Arts, Inc.(a)	395,573	26,167,154
Mobileye NV(a)	162,613	9,197,391
Salesforce.com, inc.(a)	362,841	25,166,652
Tableau Software, Inc., Class A(a)	60,230	5,671,859
Total		66,203,056
Total Information Technology		236,377,101

Common Stocks (continued)

Issuer	Shares	Value ($)
MATERIALS 1.7%
Chemicals 1.7%
Sherwin-Williams Co. (The)	59,446	15,206,881
Total Materials		15,206,881
TELECOMMUNICATION SERVICES 1.9%
Wireless Telecommunication Services 1.9%
SBA Communications Corp., Class A(a)	142,965	16,898,463
Total Telecommunication Services		16,898,463
Total Common Stocks (Cost: $699,937,693)		812,944,118

Money Market Funds 7.9%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.150%(b)(c)	70,065,617	70,065,617
Total Money Market Funds (Cost: $70,065,617)		70,065,617
Total Investments (Cost: $770,003,310)		883,009,735
Other Assets & Liabilities, Net		7,332,865
Net Assets		890,342,600

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
7

COLUMBIA MARSCO 21ST CENTURY FUND

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2015 (Unaudited)

Notes to Portfolio of Investments

(a)  Non-income producing investment.

(b)  The rate shown is the seven-day current annualized yield at August 31, 2015.

(c)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	2,149,309	244,737,291	(176,820,983)	70,065,617	12,423	70,065,617

Abbreviation Legend

ADR  American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
8

COLUMBIA MARSCO 21ST CENTURY FUND

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2015 (Unaudited)

Fair Value Measurements (continued)

valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at August 31, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	170,973,813	6,870,768	—	177,844,581
Consumer Staples	36,040,083	—	—	36,040,083
Financials	41,874,901	—	—	41,874,901
Health Care	207,586,596	—	—	207,586,596
Industrials	81,115,512	—	—	81,115,512
Information Technology	227,714,931	8,662,170	—	236,377,101
Materials	15,206,881	—	—	15,206,881
Telecommunication Services	16,898,463	—	—	16,898,463
Total Common Stocks	797,411,180	15,532,938	—	812,944,118
Money Market Funds	—	70,065,617	—	70,065,617
Total Investments	797,411,180	85,598,555	—	883,009,735

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security's correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	2,149,309	2,149,309	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

There were no transfers of financial assets between Levels 2 and 3 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
9

COLUMBIA MARSCO 21ST CENTURY FUND

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2015 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $699,937,693)	$812,944,118
Affiliated issuers (identified cost $70,065,617)	70,065,617
Total investments (identified cost $770,003,310)	883,009,735
Receivable for:
Investments sold	14,077,441
Capital shares sold	329,596
Dividends	306,187
Foreign tax reclaims	22,124
Prepaid expenses	6,517
Total assets	897,751,600
Liabilities
Payable for:
Investments purchased	5,956,572
Capital shares purchased	954,835
Investment management fees	55,588
Distribution and/or service fees	29,689
Transfer agent fees	218,353
Compensation of board members	127,599
Other expenses	66,364
Total liabilities	7,409,000
Net assets applicable to outstanding capital stock	$890,342,600
Represented by
Paid-in capital	$2,159,218,663
Excess of distributions over net investment income	(5,399,641)
Accumulated net realized loss	(1,376,481,488)
Unrealized appreciation (depreciation) on:
Investments	113,006,425
Foreign currency translations	(1,359)
Total — representing net assets applicable to outstanding capital stock	$890,342,600

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
10

COLUMBIA MARSCO 21ST CENTURY FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

August 31, 2015 (Unaudited)

Class A
Net assets	$432,699,593
Shares outstanding	21,234,037
Net asset value per share	$20.38
Maximum offering price per share(a)	$21.62
Class B
Net assets	$16,237,861
Shares outstanding	884,879
Net asset value per share	$18.35
Class C
Net assets	$222,212,825
Shares outstanding	12,110,501
Net asset value per share	$18.35
Class R
Net assets	$18,023,741
Shares outstanding	901,200
Net asset value per share	$20.00
Class R4
Net assets	$1,279,789
Shares outstanding	59,871
Net asset value per share	$21.38
Class R5
Net assets	$455,349
Shares outstanding	21,612
Net asset value per share	$21.07
Class Z
Net assets	$199,433,442
Shares outstanding	9,487,519
Net asset value per share	$21.02

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
11

COLUMBIA MARSCO 21ST CENTURY FUND

STATEMENT OF OPERATIONS

Six Months Ended August 31, 2015 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$2,421,266
Dividends — affiliated issuers	12,423
Foreign taxes withheld	(34,960)
Total income	2,398,729
Expenses:
Investment management fees	3,738,397
Distribution and/or service fees
Class A	599,309
Class B	114,816
Class C	1,236,425
Class R	50,650
Transfer agent fees
Class A	457,393
Class B	21,909
Class C	235,905
Class R	19,327
Class R4	1,054
Class R5	41
Class Z	221,796
Compensation of board members	15,785
Custodian fees	7,842
Printing and postage fees	66,361
Registration fees	44,116
Professional fees	17,091
Other	15,697
Total expenses	6,863,914
Expense reductions	(640)
Total net expenses	6,863,274
Net investment loss	(4,464,545)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	87,007,795
Foreign currency translations	(12,874)
Net realized gain	86,994,921
Net change in unrealized appreciation (depreciation) on:
Investments	(131,791,186)
Foreign currency translations	(308)
Net change in unrealized depreciation	(131,791,494)
Net realized and unrealized loss	(44,796,573)
Net decrease in net assets from operations	$(49,261,118)
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
12

COLUMBIA MARSCO 21ST CENTURY FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six months ended August 31, 2015 (Unaudited)	Year ended February 28, 2015
Operations
Net investment loss	$(4,464,545)	$(7,920,024)
Net realized gain	86,994,921	162,037,220
Net change in unrealized depreciation	(131,791,494)	(76,657,451)
Net increase (decrease) in net assets resulting from operations	(49,261,118)	77,459,745
Decrease in net assets from capital stock activity	(88,993,654)	(201,760,853)
Total decrease in net assets	(138,254,772)	(124,301,108)
Net assets at beginning of period	1,028,597,372	1,152,898,480
Net assets at end of period	$890,342,600	$1,028,597,372
Excess of distributions over net investment income	$(5,399,641)	$(935,096)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
13

COLUMBIA MARSCO 21ST CENTURY FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six months ended August 31, 2015 (Unaudited)		Year ended February 28, 2015
	Shares	Dollars($)	Shares	Dollars($)
Capital stock activity
Class A shares
Subscriptions(a)	880,329	19,033,420	1,822,398	35,828,885
Redemptions	(2,130,678)	(45,889,381)	(8,698,301)	(172,353,015)
Net decrease	(1,250,349)	(26,855,961)	(6,875,903)	(136,524,130)
Class B shares
Subscriptions	1,388	27,155	5,175	92,504
Redemptions(a)	(630,766)	(12,327,720)	(1,314,748)	(23,424,857)
Net decrease	(629,378)	(12,300,565)	(1,309,573)	(23,332,353)
Class C shares
Subscriptions	98,712	1,918,697	330,566	5,960,073
Redemptions	(971,617)	(18,869,877)	(2,284,607)	(41,075,556)
Net decrease	(872,905)	(16,951,180)	(1,954,041)	(35,115,483)
Class R shares
Subscriptions	68,611	1,454,112	126,730	2,465,018
Redemptions	(162,168)	(3,422,470)	(397,081)	(7,624,823)
Net decrease	(93,557)	(1,968,358)	(270,351)	(5,159,805)
Class R4 shares
Subscriptions	26,211	586,790	40,807	857,251
Redemptions	(6,215)	(140,484)	(11,930)	(264,813)
Net increase	19,996	446,306	28,877	592,438
Class R5 shares
Subscriptions	19,335	438,651	2,573	54,344
Redemptions	—	—	(424)	(8,972)
Net increase	19,335	438,651	2,149	45,372
Class Z shares
Subscriptions	263,909	5,857,892	3,982,334	81,594,747
Redemptions	(1,693,881)	(37,660,439)	(4,139,957)	(83,861,639)
Net decrease	(1,429,972)	(31,802,547)	(157,623)	(2,266,892)
Total net decrease	(4,236,830)	(88,993,654)	(10,536,465)	(201,760,853)

(a) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
14

COLUMBIA MARSCO 21ST CENTURY FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six months ended August 31, 2015		Year ended February 28,						Year ended February 29		Year ended February 28,
Class A	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$21.49		$19.82		$14.14		$13.25		$14.22		$11.63
Income from investment operations:
Net investment income (loss)	(0.08)		(0.12)		(0.10)		0.01		(0.03)		(0.06)
Net realized and unrealized gain (loss)	(1.03)		1.79		5.78		0.88		(0.94)		2.65
Total from investment operations	(1.11)		1.67		5.68		0.89		(0.97)		2.59
Less distributions to shareholders:
Net investment income	—		—		—		(0.00	)(a)	—		—
Total distributions to shareholders	—		—		—		(0.00	)(a)	—		—
Net asset value, end of period	$20.38		$21.49		$19.82		$14.14		$13.25		$14.22
Total return	(5.17%)		8.43%		40.17%		6.74%		(6.82%)		22.27	%(b)
Ratios to average net assets(c)
Total gross expenses	1.22	%(d)	1.21%		1.23	%(e)	1.36	%(e)	1.37	%(e)	1.31%
Total net expenses(f)	1.22	%(d)(g)	1.21	%(g)	1.23	%(e)(g)	1.35	%(e)(g)	1.37	%(e)(g)	1.31	%(g)
Net investment income (loss)	(0.74	%)(d)	(0.60%)		(0.60%)		0.06%		(0.23%)		(0.47%)
Supplemental data
Net assets, end of period (in thousands)	$432,700		$483,252		$581,859		$526,471		$811,890		$1,711,839
Portfolio turnover	43%		81%		99%		65%		104%		87%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  Total return includes a reimbursement of a loss experienced by the Fund due to a compliance violation. The reimbursement had an impact of less than 0.01% on total return.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
15

COLUMBIA MARSCO 21ST CENTURY FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2015		Year Ended February 28,						Year Ended February 29,		Year Ended February 28,
Class B	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$19.43		$18.05		$12.98		$12.25		$13.25		$10.91
Income from investment operations:
Net investment loss	(0.15)		(0.24)		(0.21)		(0.08)		(0.12)		(0.14)
Net realized and unrealized gain (loss)	(0.93)		1.62		5.28		0.81		(0.88)		2.48
Total from investment operations	(1.08)		1.38		5.07		0.73		(1.00)		2.34
Net asset value, end of period	$18.35		$19.43		$18.05		$12.98		$12.25		$13.25
Total return	(5.56%)		7.65%		39.06%		5.96%		(7.55%)		21.45	%(a)
Ratios to average net assets(b)
Total gross expenses	1.97	%(c)	1.96%		1.98	%(d)	2.10	%(d)	2.12	%(d)	2.06%
Total net expenses(e)	1.97	%(c)(f)	1.96	%(f)	1.98	%(d)(f)	2.10	%(d)(f)	2.12	%(d)(f)	2.06	%(f)
Net investment loss	(1.49	%)(c)	(1.37%)		(1.35%)		(0.67%)		(0.97%)		(1.21%)
Supplemental data
Net assets, end of period (in thousands)	$16,238		$29,420		$50,972		$52,823		$72,692		$110,427
Portfolio turnover	43%		81%		99%		65%		104%		87%

Notes to Financial Highlights

(a)  Total return includes a reimbursement of a loss experienced by the Fund due to a compliance violation. The reimbursement had an impact of less than 0.01% on total return.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
16

COLUMBIA MARSCO 21ST CENTURY FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2015		Year Ended February 28,						Year Ended February 29,		Year Ended February 28,
Class C	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$19.43		$18.05		$12.98		$12.25		$13.25		$10.91
Income from investment operations:
Net investment loss	(0.15)		(0.24)		(0.21)		(0.08)		(0.12)		(0.14)
Net realized and unrealized gain (loss)	(0.93)		1.62		5.28		0.81		(0.88)		2.48
Total from investment operations	(1.08)		1.38		5.07		0.73		(1.00)		2.34
Net asset value, end of period	$18.35		$19.43		$18.05		$12.98		$12.25		$13.25
Total return	(5.56%)		7.65%		39.06%		5.96%		(7.55%)		21.45	%(a)
Ratios to average net assets(b)
Total gross expenses	1.97	%(c)	1.96%		1.98	%(d)	2.10	%(d)	2.12	%(d)	2.06%
Total net expenses(e)	1.97	%(c)(f)	1.96	%(f)	1.98	%(d)(f)	2.10	%(d)(f)	2.12	%(d)(f)	2.06	%(f)
Net investment loss	(1.50	%)(c)	(1.35%)		(1.36%)		(0.68%)		(0.97%)		(1.22%)
Supplemental data
Net assets, end of period (in thousands)	$222,213		$252,224		$269,583		$236,373		$342,021		$586,725
Portfolio turnover	43%		81%		99%		65%		104%		87%

Notes to Financial Highlights

(a)  Total return includes a reimbursement of a loss experienced by the Fund due to a compliance violation. The reimbursement had an impact of less than 0.01% on total return.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
17

COLUMBIA MARSCO 21ST CENTURY FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2015		Year Ended February 28,						Year Ended February 29,		Year Ended February 28,
Class R	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$21.12		$19.52		$13.97		$13.12		$14.11		$11.57
Income from investment operations:
Net investment loss	(0.11)		(0.16)		(0.14)		(0.02)		(0.06)		(0.09)
Net realized and unrealized gain (loss)	(1.01)		1.76		5.69		0.87		(0.93)		2.63
Total from investment operations	(1.12)		1.60		5.55		0.85		(0.99)		2.54
Net asset value, end of period	$20.00		$21.12		$19.52		$13.97		$13.12		$14.11
Total return	(5.30%)		8.20%		39.73%		6.48%		(7.02%)		21.95	%(a)
Ratios to average net assets(b)
Total gross expenses	1.47	%(c)	1.46%		1.48	%(d)	1.61	%(d)	1.62	%(d)	1.56%
Total net expenses(e)	1.47	%(c)(f)	1.46	%(f)	1.48	%(d)(f)	1.60	%(d)(f)	1.62	%(d)(f)	1.56	%(f)
Net investment loss	(0.99	%)(c)	(0.85%)		(0.85%)		(0.17%)		(0.46%)		(0.71%)
Supplemental data
Net assets, end of period (in thousands)	$18,024		$21,010		$24,700		$22,756		$30,137		$40,468
Portfolio turnover	43%		81%		99%		65%		104%		87%

Notes to Financial Highlights

(a)  Total return includes a reimbursement of a loss experienced by the Fund due to a compliance violation. The reimbursement had an impact of less than 0.01% on total return.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
18

COLUMBIA MARSCO 21ST CENTURY FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2015		Year Ended February 28,
Class R4	(Unaudited)		2015		2014		2013(a)
Per share data
Net asset value, beginning of period	$22.52		$20.71		$14.74		$13.29
Income from investment operations:
Net investment income (loss)	(0.06)		(0.06)		(0.06)		0.01
Net realized and unrealized gain (loss)	(1.08)		1.87		6.03		1.48
Total from investment operations	(1.14)		1.81		5.97		1.49
Less distributions to shareholders:
Net investment income	—		—		—		(0.04)
Total distributions to shareholders	—		—		—		(0.04)
Net asset value, end of period	$21.38		$22.52		$20.71		$14.74
Total return	(5.06%)		8.74%		40.50%		11.20%
Ratios to average net assets(b)
Total gross expenses	0.97	%(c)	0.97%		0.98	%(d)	1.02	%(c)(d)
Total net expenses(e)	0.97	%(c)(f)	0.97	%(f)	0.98	%(d)(f)	1.02	%(c)(d)
Net investment income (loss)	(0.49	%)(c)	(0.28%)		(0.34%)		0.28	%(c)
Supplemental data
Net assets, end of period (in thousands)	$1,280		$898		$228		$3
Portfolio turnover	43%		81%		99%		65%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
19

COLUMBIA MARSCO 21ST CENTURY FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2015		Year Ended February 28,
Class R5	(Unaudited)		2015	2014(a)
Per share data
Net asset value, beginning of period	$22.18		$20.37	$19.48
Income from investment operations:
Net investment loss	(0.04)		(0.02)	(0.01)
Net realized and unrealized gain (loss)	(1.07)		1.83	0.90
Total from investment operations	(1.11)		1.81	0.89
Net asset value, end of period	$21.07		$22.18	$20.37
Total return	(5.00%)		8.89%	4.57%
Ratios to average net assets(b)
Total gross expenses	0.84	%(c)	0.84%	0.80	%(c)
Total net expenses(d)	0.84	%(c)	0.84%	0.80	%(c)
Net investment loss	(0.33	%)(c)	(0.09%)	(0.51	%)(c)
Supplemental data
Net assets, end of period (in thousands)	$455		$51	$3
Portfolio turnover	43%		81%	99%

Notes to Financial Highlights

(a)  Based on operations from January 8, 2014 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
20

COLUMBIA MARSCO 21ST CENTURY FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2015		Year Ended February 28,						Year Ended February 29,		Year Ended February 28,
Class Z	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$22.14		$20.37		$14.50		$13.57		$14.54		$11.86
Income from investment operations:
Net investment income (loss)	(0.06)		(0.07)		(0.06)		0.04		0.01		(0.03)
Net realized and unrealized gain (loss)	(1.06)		1.84		5.93		0.92		(0.98)		2.71
Total from investment operations	(1.12)		1.77		5.87		0.96		(0.97)		2.68
Less distributions to shareholders:
Net investment income	—		—		—		(0.03)		—		—
Total distributions to shareholders	—		—		—		(0.03)		—		—
Net asset value, end of period	$21.02		$22.14		$20.37		$14.50		$13.57		$14.54
Total return	(5.06%)		8.69%		40.48%		7.09%		(6.67%)		22.60	%(a)
Ratios to average net assets(b)
Total gross expenses	0.97	%(c)	0.97%		0.98	%(d)	1.11	%(d)	1.12	%(d)	1.06%
Total net expenses(e)	0.97	%(c)(f)	0.97	%(f)	0.98	%(d)(f)	1.10	%(d)(f)	1.12	%(d)(f)	1.06	%(f)
Net investment income (loss)	(0.49	%)(c)	(0.34%)		(0.36%)		0.27%		0.04%		(0.20%)
Supplemental data
Net assets, end of period (in thousands)	$199,433		$241,743		$225,554		$200,226		$449,867		$1,245,671
Portfolio turnover	43%		81%		99%		65%		104%		87%

Notes to Financial Highlights

(a)  Total return includes a reimbursement of a loss experienced by the Fund due to a compliance violation. The reimbursement had an impact of less than 0.01% on total return.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
21

COLUMBIA MARSCO 21ST CENTURY FUND

NOTES TO FINANCIAL STATEMENTS

August 31, 2015 (Unaudited)

Note 1. Organization

Columbia Marsico 21st Century Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class R, Class R4, Class R5 and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year after purchase.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund's prospectus.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange

Semiannual Report 2015
22

COLUMBIA MARSCO 21ST CENTURY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2015 (Unaudited)

rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees (the Board), including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the NYSE. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund's management. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Semiannual Report 2015
23

COLUMBIA MARSCO 21ST CENTURY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2015 (Unaudited)

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In May 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2015-07, Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). ASU No. 2015-07 changes the disclosure requirements for investments for which fair value is measured using the net asset value per share practical expedient. The disclosure requirements are effective for annual periods beginning after December 15, 2015 and interim periods within those fiscal years. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Other Transactions with Affiliates

Management Fees

Effective July 1, 2015, the Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate over sight of investments made by the Fund. The Fund's subadviser (see Subadvisory Agreement) has the primary

Semiannual Report 2015
24

COLUMBIA MARSCO 21ST CENTURY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2015 (Unaudited)

responsibility for the day-to-day portfolio management of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.77% to 0.57% as the Fund's net assets increase. The annualized effective management services fee rate for the six months ended August 31, 2015 was 0.75% of the Fund's average daily net assets.

Prior to July 1, 2015, the Fund paid the Investment Manager an annual fee for advisory services under an Investment Management Services Agreement and a separate annual fee for administrative and accounting services under an Administrative Services Agreement. For the period from March 1, 2015 through June 30, 2015, the investment advisory services fee paid to the Investment Manager was $2,328,575, and the administrative services fee paid to the Investment Manager was $194,702.

Subadvisory Agreement

The Investment Manager has entered into a Subadvisory Agreement with Marsico Capital Management, LLC (Marsico) to serve as the subadviser to the Fund. The Investment Manager compensates Marsico to manage the investment of the Fund's assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended August 31, 2015, other expenses paid by the Fund to this company were $1,299.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these Board members may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Transfer Agency Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares.

For the six months ended August 31, 2015, the Fund's annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.19%
Class B	0.19
Class C	0.19
Class R	0.19
Class R4	0.19
Class R5	0.05
Class Z	0.19

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on

Semiannual Report 2015
25

COLUMBIA MARSCO 21ST CENTURY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2015 (Unaudited)

transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2015, these minimum account balance fees reduced total expenses of the Fund by $640.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee at the maximum annual rate of 0.25% of the average daily net assets attributable to Class B and Class C shares of the Fund and the payment of a monthly distribution fee at the maximum annual rate of 0.75%, 0.75% and 0.50% of the average daily net assets attributable to Class B, Class C and Class R shares of the Fund, respectively.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $59,544 for Class A, $74 for Class B and $432 for Class C shares for the six months ended August 31, 2015.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the annual rates of:

	Contractual Expense Cap July 1, 2015 Through June 30, 2016	Voluntary Expense Cap Prior to July 1, 2015
Class A	1.25%	1.30%
Class B	2.00	2.05
Class C	2.00	2.05
Class R	1.50	1.55
Class R4	1.00	1.05
Class R5	0.91	0.96
Class Z	1.00	1.05

The contractual agreement may be modified or amended only with approval from all parties. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and other expenses the exclusion of which is specifically approved by the Board. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At August 31, 2015, the cost of investments for federal income tax purposes was approximately $770,003,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$138,748,000
Unrealized depreciation	(25,742,000)
Net unrealized appreciation	$113,006,000

Semiannual Report 2015
26

COLUMBIA MARSCO 21ST CENTURY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2015 (Unaudited)

The following capital loss carryforwards, determined as of February 28, 2015, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2018	1,461,784,105

Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund has elected to treat late-year ordinary losses of $815,200 as arising on March 1, 2015. Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $415,549,726 and $575,530,294, respectively, for the six months ended August 31, 2015. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $550 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended August 31, 2015.

Note 8. Significant Risks

Consumer Discretionary Sector Risk

The Fund may be more susceptible to the particular risks that may affect companies in the consumer discretionary sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the consumer discretionary sector are subject to certain risks, including fluctuations in the performance of the overall domestic and international economy, interest rate changes, increased competition and consumer confidence. Performance of such companies may be affected by factors including reduced disposable household income, reduced consumer spending, changing demographics and consumer taste

Health Care Sector Risk

The Fund may be more susceptible to the particular risks that may affect companies in the health care sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the health care sector are subject to certain risks, including restrictions on government reimbursement for medical expenses, government approval of medical products and services, competitive pricing pressures, and the rising cost of medical products and services (especially for companies dependent upon a relatively limited number of products or services). Performance of such companies may be affected by factors including, government regulation, obtaining and protecting patents (or the failure to do so), product liability and other similar litigation as well as product obsolescence.

Shareholder Concentration Risk

At August 31, 2015, one unaffiliated shareholder of record owned 16.8% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares

Semiannual Report 2015
27

COLUMBIA MARSCO 21ST CENTURY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2015 (Unaudited)

was owned beneficially. Affiliated shareholders of record owned 16.7% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Technology and Technology-related Investment Risk

The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies' securities historically have been more volatile than other securities, especially over the short term.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2015
28

COLUMBIA MARSCO 21ST CENTURY FUND

INTERIM APPROVAL OF INVESTMENT MANAGEMENT SERVICES AND SUBADVISORY AGREEMENTS

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Marsico 21st Century Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under a Subadvisory Agreement (the Subadvisory Agreement) between Columbia Management and Marsico Capital Management, LLC (the Subadviser), the Subadviser has provided portfolio management and related services for the Fund.

The Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considered the renewal of the IMS Agreement and the Subadvisory Agreement (together, the Advisory Agreements) for a two-month period (Short-Term Period) in order to align the Advisory Agreements with the review cycle of other funds in the Columbia family of funds. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2015, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel, and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.

The Board, at its April 13-15, 2015 in-person Board meeting (the April Meeting), considered the renewal of the Advisory Agreements for the Short-Term Period. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory and subadvisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements for the Short-Term Period.

Nature, Extent and Quality of Services Provided by Columbia Management and the Subadviser

The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Management and the Subadviser, as well as their history, reputation, expertise, resources and relative capabilities, and the qualifications of their personnel.

With respect to Columbia Management, the Board specifically considered many developments during the past year concerning the services provided by Columbia Management. The Board took into account the information it received and reviewed concerning Columbia Management's ongoing oversight and monitoring of the subadvisers, observing the broad scope of services provided by Columbia Management to each subadvised Fund, including, among other noted services, investment, risk and compliance oversight. The Board also took into account the Subadviser oversight structure and the Columbia Management team dedicated thereto as well as the contemplated enhancements to the team and its resources. The Board also noted the information it received concerning Columbia Management's ability to retain its key portfolio management personnel.

In connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management. In evaluating the quality of services provided under the IMS Agreement and the Fund's Administrative Services Agreement, the Board also took into account the organization and strength of the Fund's and its service providers' compliance programs. The Board also reviewed the financial condition of Columbia Management and its affiliates and their ability to carry out their responsibilities under the IMS Agreement and the Fund's other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. In addition, the Board discussed the acceptability of the terms of the IMS Agreement for the Short-Term Period.

Semiannual Report 2015
29

COLUMBIA MARSCO 21ST CENTURY FUND

INTERIM APPROVAL OF INVESTMENT MANAGEMENT SERVICES AND SUBADVISORY AGREEMENTS (continued)

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that the services being performed by Columbia Management and its affiliates were acceptable for the Short-Term Period.

With respect to the Subadviser, the Board observed that it had previously approved the Subadviser's code of ethics and compliance program, that the Chief Compliance Officer of the Fund continues to monitor the code and the program, and that no material concerns have been reported. The Board also considered the Subadviser's organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered the Subadviser's capability and wherewithal to carry out its responsibilities under the Subadvisory Agreement for the Short-Term Period. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreement for the Short-Term Period. The Board noted that the terms of the Subadvisory Agreement are generally consistent with the terms of other subadviser agreements for subadvisers who manage other funds managed by the Investment Manager. Based on the foregoing, and based on other information received (both oral and written) and other considerations, including, in particular, the performance of the Fund (discussed below), as well as the Investment Manager's recommendation that the Board approve renewal of the Subadvisory Agreement with the Subadviser the Board concluded that the services being performed under the Subadvisory Agreement were acceptable for purposes of renewal for the Short-Term Period.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the Advisory Agreements, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. Additionally, the Board reviewed the performance of the Subadviser and Columbia Management's process for selecting and monitoring the Subadviser. The Board considered, in particular, management's rationale for recommending the continued retention of the Subadviser. The Board observed that for purposes of approving the Advisory Agreements for the Short-Term Period, the Fund's performance was acceptable.

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management, its Affiliates and the Subadviser from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Management's profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that the total expense ratio of the Fund is generally no higher than the median expense ratio of funds in the same comparison universe of the Fund).

Additionally, the Board reviewed the level of subadvisory fees paid to the Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. The Board observed that the subadvisory fee level for the Subadviser was generally comparable to those charged by other subadvisers to similar funds managed by the Investment Manager. The Board also reviewed fee rates charged by the Subadviser to other client accounts.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. The Board noted that the fees paid by the Funds should

Semiannual Report 2015
30

COLUMBIA MARSCO 21ST CENTURY FUND

INTERIM APPROVAL OF INVESTMENT MANAGEMENT SERVICES AND SUBADVISORY AGREEMENTS (continued)

permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. For purposes of approving the Advisory Agreements for the Short-Term Period, the Board concluded that the investment management service and subadvisory fees were fair and reasonable, observing that the profitability levels also seemed reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that IMS fees decline as Fund assets exceed various breakpoints.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that, for purposes of its consideration of the renewal of the Advisory Agreements for the Short-Term Period, fees payable under the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. The Board noted its understanding that it would undertake the full consideration of renewal of the Advisory Agreements for the full annual period at its June 2015 meetings. On April 15, 2015, the Board, including all of the Independent Trustees, approved the renewal of the Advisory Agreements for the Short-Term Period.

Semiannual Report 2015
31

COLUMBIA MARSCO 21ST CENTURY FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AND SUBADVISORY AGREEMENTS

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager, and together with its global affiliates, Columbia Threadneedle), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Marsico 21st Century Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under a Subadvisory Agreement (the Subadvisory Agreement) between Columbia Management and Marsico Capital Management, LLC (the Subadviser), the Subadviser has provided portfolio management and related services for the Fund.

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement and the Subadvisory Agreement (together, the Advisory Agreements). Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March, April and June 2015, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March, April and June were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials were revised to reflect discussion and subsequent requests made by the Board representatives. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.

The Board, at its June 15-17, 2015 in-person Board meeting (the June Meeting), considered the renewal of the Advisory Agreements for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory and subadvisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.

Nature, Extent and Quality of Services Provided by Columbia Management and the Subadviser

The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Management and the Subadviser, as well as their history, reputation, expertise, resources and relative capabilities, and the qualifications of their personnel.

With respect to Columbia Management, the Board specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, detailed information regarding the process employed by Columbia Management for selecting and overseeing affiliated and unaffiliated subadvisers and the planned enhancements for the Subadviser investment oversight, research and monitoring program, including a restructuring and bolstering of the subadvisory oversight and research team. The Board took into account the broad scope of services provided by Columbia Management to each subadvised Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Management's ability to attract and retain key portfolio management personnel.

In connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management, recalling the information it received highlighting achievements in 2014 in the performance of administrative services. In evaluating the quality of services provided under the IMS Agreement and the Fund's Administrative Services Agreement, the Board also took into account the organization and strength of the Fund's and its service providers' compliance programs. The Board also reviewed the financial condition of Columbia Management and

Semiannual Report 2015
32

COLUMBIA MARSCO 21ST CENTURY FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AND SUBADVISORY AGREEMENTS (continued)

its affiliates and their ability to carry out their responsibilities under the IMS Agreement and the Fund's other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. In addition, the Board discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board took into account the proposed combination of the forms of IMS Agreements and Administrative Services Agreements into a single form of agreement with the combined form reflecting no proposed change in services or fees. Given no material change, the Trustees agreed to the combined form, to be effective upon each Fund's next annual update. The Board concluded that the services being performed under the IMS Agreement and the Administrative Services Agreement were of a reasonably high quality.

With respect to the Subadviser, the Board observed that it had previously approved the Subadviser's code of ethics and compliance program, that the Chief Compliance Officer of the Fund continues to monitor the code and the program, and that no material concerns have been reported. The Board also considered the Subadviser's organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered the Subadviser's capability and wherewithal to carry out its responsibilities under the Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreement, including the scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreement are generally consistent with the terms of other subadviser agreements for subadvisers who manage other funds managed by the Investment Manager. It was observed that no material changes were recommended to the Subadvisory Agreement.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that the Subadviser was in a position to provide quality services to the Fund, recognizing that the Subadviser was being subject to heightened surveillance.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the Advisory Agreements, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance was appropriate in light of the particular management style involved and the particular market environment.

Additionally, the Board reviewed the performance of the Subadviser and Columbia Management's process for selecting and monitoring the Subadviser and the enhancements being implemented to the program. The Board considered, in particular, management's rationale for recommending the continued retention of the Subadviser.

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management, its Affiliates and the Subadviser from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Management's profitability.

The Board considered the reports of its independent fee consultant, JDL, which assisted in the Board's analysis of the Funds' performance and expenses, and JDL's conclusion that the effective investment management fee rate for the Fund remains within a reasonable range. The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that the total expense ratio of the Fund is generally no

Semiannual Report 2015
33

COLUMBIA MARSCO 21ST CENTURY FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AND SUBADVISORY AGREEMENTS (continued)

higher than the median expense ratio of funds in the same comparison universe of the Fund). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) was slightly below the peer universe's median expense ratio shown in the reports.

Additionally, the Board reviewed the level of subadvisory fees paid to the Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. The Board observed that the subadvisory fee level for the Subadviser was generally comparable to those charged by other subadvisers to similar funds managed by the Investment Manager. The Board also reviewed fee rates charged by the Subadviser to other client accounts. The Board also reviewed fee rates charged by other comparable mutual funds employing the Subadviser to provide subadvisory services. Based on its reviews, including recommendations from JDL, the Board concluded that the Fund's investment management and subadvisory fees were fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Management and Ameriprise from managing, operating and distributing the Funds. The Board took into account JDL's conclusion that 2014 Columbia Management profitability was reasonable. It also considered that Columbia Management generated 2014 profitability that only moderately exceeded 2013 levels. It was further observed that, based on information presented, 2014 overall profitability is in line with profitability levels of industry competitors. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that IMS fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that fees payable under the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 17, 2015, the Board, including all of the Independent Trustees, approved the renewal of the Advisory Agreements.

Semiannual Report 2015
34

COLUMBIA MARSCO 21ST CENTURY FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedle.com/us; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2015
35

Columbia Marsico 21st Century Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to columbiathreadneedle.com/us. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2015 Columbia Management Investment Advisers, LLC.

columbiathreadneedle.com/us

SAR184_02_E01_(10/15)

SEMIANNUAL REPORT

August 31, 2015

COLUMBIA SMALL CAP INDEX FUND

ABOUT COLUMBIA THREADNEEDLE INVESTMENTS

Columbia Threadneedle Investments is a leading global asset management group that provides a broad range of actively managed investment strategies and solutions for individual, institutional and corporate clients around the world.

With more than 2,000 people, including over 450 investment professionals based in North America, Europe and Asia, we manage $503 billion* of assets across developed and emerging market equities, fixed income, asset allocation solutions and alternatives. We are the 13th largest manager of long-term mutual fund assets in the U.S.** and the 4th largest manager of retail funds in the U.K.***

Our priority is the investment success of our clients. We aim to deliver the investment outcomes they expect through an investment approach that is team-based, performance-driven and risk-aware. Our culture is dynamic and interactive. By sharing our insights across asset classes and geographies, we generate richer perspectives on global, regional and local investment landscapes. The ability to exchange and debate investment ideas in a collaborative environment enriches our teams' investment processes. More importantly, it results in better informed investment decisions for our clients.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

  *  In U.S. dollars as of June 30, 2015. Source: Ameriprise Q2 Earnings Release. Includes all assets managed by entities in the Columbia and Threadneedle groups of companies. Contact us for more current data.

  **  Source: ICI as of June 30, 2015 for Columbia Management Investment Advisers, LLC.

  ***  Source: Investment Association as of June 2015 for Threadneedle Asset Management Limited.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

PRESIDENT'S MESSAGE

Dear Shareholder,

Today's investors are typically focused on outcomes, like living a certain retirement lifestyle, paying for college education or building a legacy. But in today's complex global investment landscape, even simple goals are not easily achieved.

At Columbia Threadneedle Investments, we aspire to help satisfy five core needs of today's investors:

■  Generate an appropriate stream of income in retirement

Traditional approaches to generating income may not provide the diversification benefits they once did, and they may actually introduce unwanted risk in today's market. To seek to improve your potential to live comfortably long term, we endeavor to pursue investments that explore less traveled paths to income.

■  Navigate a changing interest rate environment

Today's uncertain market environment includes the prospect of a rise in interest rates. Blending traditional investments with non-traditional or alternative products may help protect your wealth during periods of volatility. We can help strengthen your portfolio with agile products designed to take on the market's ups and downs.

■  Maximize after-tax returns

In an environment where what you keep may be more important than what you earn, municipal bonds can help mitigate high tax burdens while providing potentially attractive yields. Our state and federal tax-exempt products are aimed at helping investors manage risk, minimize the fluctuation of capital and grow wealth on a more tax-efficient basis.

■  Grow assets to achieve financial goals

We believe that finding and protecting growth comes from a disciplined security selection process designed to create excess return. Our goal is to provide investment solutions built to help you face today's market challenges and grow your assets at each crossroad of your journey.

■  Ease the impact of volatile markets

Despite a bull market run that has benefited many investors over the past several years, it's important to remember the lessons of 2008 and the value that a well-diversified portfolio may provide through times of market volatility. We are here to help you hold onto the savings you have worked tirelessly to amass, and to provide you the best opportunity to maintain your standard of living regardless of market conditions.

Find out today how we can help you confidently invest to realize your dreams. Please visit us at blog.columbiathreadneedleus.com/our-best-ideas to learn more about our unique investment solutions.

The world is constantly changing, but our priority remains the same: to help you secure your finances, meet your goals and achieve success. Thank you for your continued investment with us.

Sincerely,

Christopher O. Petersen
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit columbiathreadneedle.com/us. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2015

COLUMBIA SMALL CAP INDEX FUND

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiathreadneedle.com/us or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Performance Overview	3
Portfolio Overview	4
Understanding Your Fund's Expenses	5
Portfolio of Investments	6
Statement of Assets and Liabilities	19
Statement of Operations	21
Statement of Changes in Net Assets	22
Financial Highlights	24
Notes to Financial Statements	31
Interim Approval of Investment Management Services Agreement	40
Approval of Investment Management Services Agreement	42
Important Information About This Report	45

Semiannual Report 2015

COLUMBIA SMALL CAP INDEX FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia Small Cap Index Fund (the Fund) Class A shares returned -4.58% for the six-month period that ended August 31, 2015.

■  The Fund underperformed its benchmark, the unmanaged S&P SmallCap 600 Index, which returned -4.29% for the same period.

Average Annual Total Returns (%) (for period ended August 31, 2015)

	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class A	10/15/96	-4.58	1.26	16.84	7.72
Class B*	03/07/11
Excluding sales charges		-4.94	0.50	15.96	6.92
Including sales charges		-9.58	-4.19	15.74	6.92
Class I*	11/16/11	-4.45	1.55	17.09	7.84
Class K*	03/07/11	-4.56	1.30	16.84	7.72
Class R5*	11/08/12	-4.45	1.53	17.02	7.80
Class W*	06/25/14	-4.57	1.29	16.85	7.73
Class Z	10/15/96	-4.44	1.55	17.13	8.00
S&P SmallCap 600 Index		-4.29	1.80	17.37	8.13

Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedle.com/us or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedle.com/us/investment-products/mutual-funds/appended-performance for more information.

The S&P SmallCap 600 Index tracks the performance of 600 domestic companies traded on major stock exchanges. The S&P SmallCap 600 Index is heavily weighted with the stocks of companies with small market capitalizations.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2015

COLUMBIA SMALL CAP INDEX FUND

PORTFOLIO OVERVIEW

(Unaudited)

Portfolio Management

Christopher Lo, CFA

Vadim Shteyn

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on a fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2015 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Top Ten Holdings (%) (at August 31, 2015)
Toro Co. (The)	0.6
Amsurg Corp.	0.6
ABIOMED, Inc.	0.6
MarkeTaxess Holdings, Inc.	0.5
j2 Global, Inc.	0.5
Curtiss-Wright Corp.	0.5
Piedmont Natural Gas Co., Inc.	0.5
Pool Corp.	0.5
Microsemi Corp.	0.5
Post Properties, Inc.	0.5

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at August 31, 2015)
Common Stocks	96.6
Money Market Funds	3.4
Rights	0.0	(a)
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Rounds to zero.

Equity Sector Breakdown (%) (at August 31, 2015)
Consumer Discretionary	14.7
Consumer Staples	2.8
Energy	3.0
Financials	23.3
Health Care	13.6
Industrials	17.0
Information Technology	16.0
Materials	5.0
Telecommunication Services	0.7
Utilities	3.9
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

Semiannual Report 2015

COLUMBIA SMALL CAP INDEX FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

March 1, 2015 – August 31, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	954.20	1,023.00	2.22	2.30	0.45
Class B	1,000.00	1,000.00	950.60	1,019.21	5.92	6.12	1.20
Class I	1,000.00	1,000.00	955.50	1,024.26	0.99	1.02	0.20
Class K	1,000.00	1,000.00	954.40	1,023.00	2.22	2.30	0.45
Class R5	1,000.00	1,000.00	955.50	1,024.26	0.99	1.02	0.20
Class W	1,000.00	1,000.00	954.30	1,023.00	2.22	2.30	0.45
Class Z	1,000.00	1,000.00	955.60	1,024.26	0.99	1.02	0.20

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2015

COLUMBIA SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS

August 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 96.5%

Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY 14.2%
Auto Components 0.9%
Dorman Products, Inc.(a)	143,295	7,214,903
Drew Industries, Inc.	112,587	6,221,558
Gentherm, Inc.(a)	167,520	7,637,237
Standard Motor Products, Inc.	97,599	3,455,005
Superior Industries International, Inc.	108,174	2,066,123
Total		26,594,826
Automobiles 0.1%
Winnebago Industries, Inc.	125,650	2,573,312
Distributors 0.5%
Pool Corp.	203,532	14,182,110
VOXX International Corp.(a)	92,464	716,596
Total		14,898,706
Diversified Consumer Services 0.4%
American Public Education, Inc.(a)	80,004	1,754,488
Capella Education Co.	50,723	2,472,746
Career Education Corp.(a)	281,888	1,045,804
Regis Corp.(a)	206,270	2,235,967
Strayer Education, Inc.(a)	51,205	2,674,949
Universal Technical Institute, Inc.	97,982	437,000
Total		10,620,954
Hotels, Restaurants & Leisure 3.0%
Biglari Holdings, Inc.(a)	4,919	1,836,066
BJ's Restaurants, Inc.(a)	101,562	4,366,150
Bob Evans Farms, Inc.	104,160	4,706,990
Boyd Gaming Corp.(a)	370,753	5,969,123
DineEquity, Inc.	77,331	7,385,111
Interval Leisure Group, Inc.	184,918	3,709,455
Marcus Corp. (The)	85,693	1,663,301
Marriott Vacations Worldwide Corp.	128,827	9,148,005
Monarch Casino & Resort, Inc.(a)	47,155	827,570
Papa John's International, Inc.	137,356	9,237,191
Pinnacle Entertainment, Inc.(a)	282,374	10,665,266
Popeyes Louisiana Kitchen, Inc.(a)	108,020	6,008,073
Red Robin Gourmet Burgers, Inc.(a)	65,904	5,192,576
Ruby Tuesday, Inc.(a)	289,625	1,905,733
Ruth's Hospitality Group, Inc.	162,878	2,619,078
Scientific Games Corp., Class A(a)	232,250	2,559,395

Common Stocks (continued)

Issuer	Shares	Value ($)
Sonic Corp.	230,493	6,223,311
Texas Roadhouse, Inc.	293,938	10,578,829
Total		94,601,223
Household Durables 1.9%
Ethan Allen Interiors, Inc.	121,562	3,616,470
Helen of Troy Ltd.(a)	124,978	10,640,627
iRobot Corp.(a)	138,685	4,063,471
La-Z-Boy, Inc.	238,827	6,594,013
M/I Homes, Inc.(a)	114,423	2,858,287
Meritage Homes Corp.(a)	175,601	7,399,826
Ryland Group, Inc. (The)	218,306	9,439,551
Standard Pacific Corp.(a)	693,807	5,862,669
TopBuild Corp.(a)	180,430	5,723,240
Universal Electronics, Inc.(a)	74,019	3,374,526
Total		59,572,680
Internet & Catalog Retail 0.3%
Blue Nile, Inc.(a)	55,372	1,885,970
FTD Companies, Inc.(a)	85,460	2,554,399
Nutrisystem, Inc.	136,692	3,824,642
PetMed Express, Inc.	95,418	1,582,031
Total		9,847,042
Leisure Products 0.3%
Arctic Cat, Inc.	60,439	1,597,403
Callaway Golf Co.	364,205	3,223,214
Sturm Ruger & Co., Inc.	88,180	5,545,640
Total		10,366,257
Media 0.6%
EW Scripps Co. (The), Class A	247,454	4,335,394
Gannett Co., Inc.	526,670	6,904,644
Harte-Hanks, Inc.	199,600	768,460
Scholastic Corp.	125,390	5,418,102
Sizmek, Inc.(a)	100,643	661,224
Total		18,087,824
Multiline Retail 0.1%
Fred's, Inc., Class A	162,959	2,138,022
Tuesday Morning Corp.(a)	206,592	1,638,275
Total		3,776,297
Specialty Retail 4.3%
Barnes & Noble Education, Inc.(a)	181,923	2,346,807
Barnes & Noble, Inc.	287,850	4,493,339

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2015 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Big 5 Sporting Goods Corp.	85,245	980,318
Buckle, Inc. (The)	132,261	5,581,414
Caleres, Inc.	204,364	6,805,321
Cato Corp. (The), Class A	120,465	4,231,935
Children's Place, Inc. (The)	96,191	5,763,765
Christopher & Banks Corp.(a)	173,592	303,786
Express, Inc.(a)	394,150	8,040,660
Finish Line, Inc., Class A (The)	214,857	5,665,779
Francesca's Holdings Corp.(a)	197,445	2,219,282
Genesco, Inc.(a)	112,132	6,715,585
Group 1 Automotive, Inc.	99,675	8,711,595
Haverty Furniture Companies, Inc.	96,196	2,223,090
Hibbett Sports, Inc.(a)	114,853	4,536,693
Kirkland's, Inc.	69,474	1,550,660
Lithia Motors, Inc., Class A	106,922	11,397,885
Lumber Liquidators Holdings, Inc.(a)	126,358	1,909,269
MarineMax, Inc.(a)	118,949	1,938,869
Men's Wearhouse, Inc. (The)	214,180	12,090,461
Monro Muffler Brake, Inc.	148,511	9,414,112
Outerwall, Inc.	86,088	5,303,021
PEP Boys-Manny, Moe & Jack (The)(a)	250,932	3,036,277
Select Comfort Corp.(a)	244,011	5,941,668
Sonic Automotive, Inc., Class A	154,281	3,318,584
Stage Stores, Inc.	148,942	1,599,637
Stein Mart, Inc.	133,431	1,433,049
Vitamin Shoppe, Inc.(a)	138,773	4,968,073
Zumiez, Inc.(a)	100,838	2,350,534
Total		134,871,468
Textiles, Apparel & Luxury Goods 1.8%
Crocs, Inc.(a)	359,188	5,290,839
G-III Apparel Group Ltd.(a)	178,390	12,367,779
Iconix Brand Group, Inc.(a)	222,721	3,093,595
Movado Group, Inc.	79,813	2,259,506
Oxford Industries, Inc.	68,056	5,727,593
Perry Ellis International, Inc.(a)	56,092	1,388,838
Steven Madden Ltd.(a)	260,592	10,647,789
Unifi, Inc.(a)	67,090	1,947,623
Wolverine World Wide, Inc.	481,592	12,978,904
Total		55,702,466
Total Consumer Discretionary		441,513,055

Common Stocks (continued)

Issuer	Shares	Value ($)
CONSUMER STAPLES 2.7%
Food & Staples Retailing 0.3%
Andersons, Inc. (The)	124,589	4,407,959
SpartanNash Co.	175,479	4,966,056
Total		9,374,015
Food Products 1.8%
B&G Foods, Inc.	270,426	8,218,246
Cal-Maine Foods, Inc.	140,216	7,448,274
Calavo Growers, Inc.	72,182	4,204,602
Darling Ingredients, Inc.(a)	770,873	9,898,009
Diamond Foods, Inc.(a)	123,364	3,721,892
J&J Snack Foods Corp.	69,767	7,950,647
Sanderson Farms, Inc.	93,067	6,425,346
Seneca Foods Corp., Class A(a)	30,463	898,049
Snyders-Lance, Inc.	243,751	8,231,471
Total		56,996,536
Household Products 0.3%
Central Garden & Pet Co., Class A(a)	195,772	2,476,516
WD-40 Co.	63,889	5,350,065
Total		7,826,581
Personal Products 0.1%
Inter Parfums, Inc.	79,509	2,043,381
Medifast, Inc.(a)	52,609	1,460,952
Total		3,504,333
Tobacco 0.2%
Universal Corp.	105,410	5,187,226
Total Consumer Staples		82,888,691
ENERGY 2.9%
Energy Equipment & Services 1.7%
Basic Energy Services, Inc.(a)	161,131	839,493
Bristow Group, Inc.	162,555	6,024,288
CARBO Ceramics, Inc.	92,290	2,530,592
Era Group, Inc.(a)	91,229	1,541,770
Exterran Holdings, Inc.	323,860	7,228,555
Geospace Technologies Corp.(a)	61,350	1,086,509
Gulf Island Fabrication, Inc.	62,417	788,327
Gulfmark Offshore, Inc., Class A	119,610	1,080,078
Hornbeck Offshore Services, Inc.(a)	148,259	2,928,115
ION Geophysical Corp.(a)	599,349	311,661

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2015 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Matrix Service Co.(a)	124,666	2,493,320
Newpark Resources, Inc.(a)	392,430	2,876,512
Pioneer Energy Services Corp.(a)	299,988	992,960
SEACOR Holdings, Inc.(a)	80,884	5,217,827
Tesco Corp.	165,435	1,404,543
Tetra Technologies, Inc.(a)	371,569	2,857,366
Tidewater, Inc.	219,570	3,936,890
Unit Corp.(a)	219,170	3,331,384
US Silica Holdings, Inc.	249,490	5,014,749
Total		52,484,939
Oil, Gas & Consumable Fuels 1.2%
Approach Resources, Inc.(a)	174,104	445,706
Bill Barrett Corp.(a)	233,470	1,277,081
Bonanza Creek Energy, Inc.(a)	180,730	1,382,584
Carrizo Oil & Gas, Inc.(a)	220,855	8,045,748
Cloud Peak Energy, Inc.(a)	288,224	1,377,711
Contango Oil & Gas Co.(a)	74,208	690,876
Green Plains, Inc.	161,130	3,425,624
Northern Oil and Gas, Inc.(a)	270,230	1,629,487
PDC Energy, Inc.(a)	186,867	10,498,188
Penn Virginia Corp.(a)	333,985	410,802
REX American Resources Corp.(a)	22,860	1,225,753
Rex Energy Corp.(a)	232,110	800,780
Stone Energy Corp.(a)	266,835	1,512,954
Synergy Resources Corp.(a)	422,430	4,536,898
Total		37,260,192
Total Energy		89,745,131
FINANCIALS 22.5%
Banks 8.1%
Banner Corp.	90,043	3,998,810
BBCN Bancorp, Inc.	371,162	5,400,407
Boston Private Financial Holdings, Inc.	387,495	4,611,191
Cardinal Financial Corp.	150,055	3,347,727
Central Pacific Financial Corp.	147,130	3,051,476
City Holding Co.	70,980	3,380,068
Columbia Banking System, Inc.	250,335	7,587,654
Community Bank System, Inc.	190,220	6,783,245
CVB Financial Corp.	451,154	7,331,252
First BanCorp(a)	488,819	1,960,164

Common Stocks (continued)

Issuer	Shares	Value ($)
First Commonwealth Financial Corp.	415,062	3,673,299
First Financial Bancorp	287,815	5,307,309
First Financial Bankshares, Inc.	299,272	9,319,330
First Midwest Bancorp, Inc.	363,772	6,416,938
First NBC Bank Holding Co.(a)	74,010	2,590,350
FNB Corp.	812,893	10,209,936
Glacier Bancorp, Inc.	352,407	9,166,106
Hanmi Financial Corp.	149,700	3,628,728
Home Bancshares, Inc.	274,310	10,456,697
Independent Bank Corp.	123,106	5,575,471
LegacyTexas Financial Group, Inc.	168,963	4,785,032
MB Financial, Inc.	300,938	9,912,898
National Penn Bancshares, Inc.	653,676	7,853,917
NBT Bancorp, Inc.	205,530	5,323,227
OFG Bancorp	207,960	1,796,774
Old National Bancorp	496,696	6,854,405
Pinnacle Financial Partners, Inc.	157,133	7,451,247
PrivateBancorp, Inc.	330,103	12,494,399
S&T Bancorp, Inc.	133,127	3,983,160
Simmons First National Corp., Class A	72,422	3,177,153
Southside Bancshares, Inc.	108,732	2,831,381
Sterling Bancorp	557,810	7,826,074
Talmer Bancorp, Inc. Class A	291,940	4,744,025
Texas Capital Bancshares, Inc.(a)	213,579	11,503,365
Tompkins Financial Corp.	55,893	2,933,824
UMB Financial Corp.	190,417	9,545,604
United Bankshares, Inc.	298,108	11,155,201
United Community Banks, Inc.	241,515	4,726,449
Westamerica Bancorporation	119,210	5,381,139
Wilshire Bancorp, Inc.	329,430	3,518,312
Wintrust Financial Corp.	221,251	11,283,801
Total		252,877,545
Capital Markets 1.5%
Calamos Asset Management, Inc., Class A	79,512	839,647
Evercore Partners, Inc., Class A	169,955	8,902,243
Financial Engines, Inc.	242,738	7,879,276
Greenhill & Co., Inc.	128,440	4,509,528
HFF, Inc., Class A	153,577	5,579,452
Interactive Brokers Group, Inc., Class A	267,850	10,692,572

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2015 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Investment Technology Group, Inc.	159,703	2,622,323
Piper Jaffray Companies(a)	70,438	2,948,535
Virtus Investment Partners, Inc.	32,437	3,732,201
Total		47,705,777
Consumer Finance 1.1%
Cash America International, Inc.	128,210	3,538,596
Encore Capital Group, Inc.(a)	112,935	4,588,549
Enova International, Inc.(a)	123,181	1,601,353
Ezcorp, Inc., Class A(a)	227,794	1,439,658
First Cash Financial Services, Inc.(a)	131,553	5,429,192
Green Dot Corp., Class A(a)	188,355	3,332,000
PRA Group, Inc.(a)	225,454	12,014,444
World Acceptance Corp.(a)	39,860	1,497,939
Total		33,441,731
Diversified Financial Services 0.5%
MarkeTaxess Holdings, Inc.	174,134	15,745,197
Insurance 2.5%
American Equity Investment Life Holding Co.	380,500	9,230,930
AMERISAFE, Inc.	88,570	4,139,762
eHealth, Inc.(a)	83,558	1,248,356
Employers Holdings, Inc.	148,796	3,280,952
HCI Group, Inc.	41,660	1,655,985
Horace Mann Educators Corp.	191,957	6,376,812
Infinity Property & Casualty Corp.	53,494	4,134,016
Navigators Group, Inc. (The)(a)	51,046	3,882,048
ProAssurance Corp.	256,686	12,379,966
RLI Corp.	173,306	9,030,976
Safety Insurance Group, Inc.	59,147	3,109,949
Selective Insurance Group, Inc.	265,709	8,056,297
Stewart Information Services Corp.	102,950	3,988,283
United Fire Group, Inc.	98,055	3,255,426
United Insurance Holdings Corp.	78,100	1,026,234
Universal Insurance Holdings, Inc.	142,170	3,501,647
Total		78,297,639
Real Estate Investment Trusts (REITs) 7.2%
Acadia Realty Trust	320,932	9,483,541
Agree Realty Corp.	82,125	2,336,456
American Assets Trust, Inc.	173,790	6,694,391
Capstead Mortgage Corp.	447,035	4,658,105

Common Stocks (continued)

Issuer	Shares	Value ($)
CareTrust REIT, Inc.	213,486	2,393,178
Cedar Realty Trust, Inc.	345,126	2,160,489
Chesapeake Lodging Trust	278,320	8,046,231
Coresite Realty Corp.	123,740	6,024,901
Cousins Properties, Inc.	960,081	8,803,943
DiamondRock Hospitality Co.	936,468	11,012,864
EastGroup Properties, Inc.	150,722	8,138,988
Education Realty Trust, Inc.	225,608	6,599,034
EPR Properties	266,815	13,578,215
Franklin Street Properties Corp.	416,025	4,330,820
Geo Group, Inc. (The)	348,137	10,454,554
Getty Realty Corp.	121,621	1,916,747
Government Properties Income Trust	328,305	5,200,351
Healthcare Realty Trust, Inc.	468,402	10,726,406
Inland Real Estate Corp.	412,384	3,468,149
Kite Realty Group Trust	389,960	9,167,960
Lexington Realty Trust	990,759	7,995,425
LTC Properties, Inc.	165,821	6,763,838
Medical Properties Trust, Inc.	1,093,639	12,762,767
Parkway Properties, Inc.	394,251	6,244,936
Pennsylvania Real Estate Investment Trust	322,484	6,398,082
Post Properties, Inc.	254,724	14,101,521
PS Business Parks, Inc.	90,530	6,605,069
Retail Opportunity Investments Corp.	460,690	7,338,792
Sabra Health Care REIT, Inc.	304,171	7,290,979
Saul Centers, Inc.	53,162	2,623,013
Summit Hotel Properties, Inc.	403,610	4,895,789
Universal Health Realty Income Trust	62,066	2,855,036
Urstadt Biddle Properties, Inc., Class A	130,666	2,342,841
Total		223,413,411
Real Estate Management & Development 0.1%
Forestar Group, Inc.(a)	156,856	2,028,148
Thrifts & Mortgage Finance 1.5%
Astoria Financial Corp.	415,230	6,714,269
Bank Mutual Corp.	202,336	1,462,889
BofI Holding, Inc.(a)	63,030	7,301,395
Brookline Bancorp, Inc.	328,784	3,468,671
Dime Community Bancshares, Inc.	141,414	2,408,281
LendingTree, Inc.(a)	29,910	3,168,965

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2015 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Northfield Bancorp, Inc.	220,790	3,305,226
Northwest Bancshares, Inc.	473,486	6,079,560
Oritani Financial Corp.	174,508	2,631,581
Provident Financial Services, Inc.	252,561	4,783,505
TrustCo Bank Corp.	443,505	2,625,550
Walker & Dunlop, Inc.(a)	124,310	3,024,462
Total		46,974,354
Total Financials		700,483,802
HEALTH CARE 13.2%
Biotechnology 1.2%
Acorda Therapeutics, Inc.(a)	199,655	6,382,970
Emergent Biosolutions, Inc.(a)	139,589	4,646,918
Enanta Pharmaceuticals, Inc.(a)	54,330	2,121,043
Ligand Pharmaceuticals, Inc.(a)	83,500	7,676,990
MiMedx Group, Inc.(a)	446,590	4,336,389
Momenta Pharmaceuticals, Inc.(a)	277,441	5,412,874
OPKO Health, Inc.(a)	1	6
Repligen Corp.(a)	144,080	4,910,246
Spectrum Pharmaceuticals, Inc.(a)	275,075	1,999,795
Total		37,487,231
Health Care Equipment & Supplies 4.6%
Abaxis, Inc.	99,439	4,675,622
ABIOMED, Inc.(a)	175,264	16,807,818
Analogic Corp.	58,050	4,677,669
Angiodynamics, Inc.(a)	120,660	1,780,942
Anika Therapeutics, Inc.(a)	68,250	2,416,732
Cantel Medical Corp.	164,775	8,177,783
CONMED Corp.	128,768	6,832,430
CryoLife, Inc.	118,980	1,163,624
Cyberonics, Inc.(a)	121,273	7,923,978
Cynosure Inc., Class A(a)	103,396	3,271,449
Greatbatch, Inc.(a)	119,052	6,764,535
Haemonetics Corp.(a)	241,137	8,707,457
ICU Medical, Inc.(a)	64,779	7,353,712
Inogen, Inc.(a)	44,940	2,215,093
Integra LifeSciences Holdings Corp.(a)	130,139	7,805,737
Invacare Corp.	137,422	2,417,253
Masimo Corp.(a)	221,870	9,014,578
Meridian Bioscience, Inc.	194,630	3,723,272
Common Stocks (continued)

Issuer	Shares	Value ($)
Merit Medical Systems, Inc.(a)	205,428	4,673,487
Natus Medical, Inc.(a)	153,810	6,256,991
Neogen Corp.(a)	172,829	8,924,889
NuVasive, Inc.(a)	225,621	11,894,739
SurModics, Inc.(a)	60,709	1,381,130
Vascular Solutions, Inc.(a)	73,300	2,533,248
Total		141,394,168
Health Care Providers & Services 3.7%
Aceto Corp.	127,700	2,861,757
Air Methods Corp.(a)	167,660	6,278,867
Almost Family, Inc.(a)	36,894	1,634,404
Amedisys, Inc.(a)	157,084	6,069,726
AMN Healthcare Services, Inc.(a)	221,880	7,455,168
Amsurg Corp.(a)	225,879	17,713,431
Chemed Corp.	79,678	10,864,095
Corvel Corp.(a)	40,908	1,228,467
Cross Country Healthcare, Inc.(a)	141,081	1,959,615
Ensign Group, Inc. (The)	106,874	5,017,734
ExamWorks Group, Inc.(a)	163,950	5,872,689
Hanger, Inc.(a)	164,904	2,956,729
HealthEquity, Inc.(a)	159,110	4,665,105
Healthways, Inc.(a)	166,561	2,033,710
IPC Healthcare, Inc.(a)	81,121	6,441,008
Kindred Healthcare, Inc.	389,375	7,818,650
Landauer, Inc.	44,696	1,716,773
LHC Group, Inc.(a)	57,850	2,504,905
Magellan Health, Inc.(a)	127,496	7,139,776
PharMerica Corp.(a)	141,779	4,639,009
Providence Service Corp. (The)(a)	56,120	2,515,860
Select Medical Holdings Corp.	452,600	5,838,540
Total		115,226,018
Health Care Technology 1.2%
Computer Programs & Systems, Inc.	49,101	2,259,628
HealthStream, Inc.(a)	111,939	2,781,684
HMS Holdings Corp.(a)	412,320	4,308,744
MedAssets, Inc.(a)	281,650	5,948,448
Medidata Solutions, Inc.(a)	257,912	12,384,934
Omnicell, Inc.(a)	169,115	5,746,528
Quality Systems, Inc.	205,393	2,791,291
Total		36,221,257

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2015 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Life Sciences Tools & Services 0.5%
Affymetrix, Inc.(a)	360,771	3,365,994
Albany Molecular Research, Inc.(a)	120,370	2,400,178
Cambrex Corp.(a)	146,093	6,984,706
Luminex Corp.(a)	179,124	3,263,639
Total		16,014,517
Pharmaceuticals 2.0%
ANI Pharmaceuticals, Inc.(a)	38,350	1,870,330
Depomed, Inc.(a)	279,770	7,534,206
Impax Laboratories, Inc.(a)	311,130	12,743,885
Lannett Co., Inc.(a)	125,130	5,999,983
Medicines Co. (The)(a)	309,017	12,669,697
Nektar Therapeutics(a)	614,370	6,788,788
Prestige Brands Holdings, Inc.(a)	243,998	11,350,787
Sagent Pharmaceuticals, Inc.(a)	106,300	2,123,874
Supernus Pharmaceuticals, Inc.(a)	133,710	2,426,837
Total		63,508,387
Total Health Care		409,851,578
INDUSTRIALS 16.4%
Aerospace & Defense 1.7%
AAR Corp.	157,583	3,833,994
Aerojet Rocketdyne Holdings, Inc.(a)	292,547	6,017,692
Aerovironment, Inc.(a)	93,619	2,251,537
American Science & Engineering, Inc.	33,336	1,310,438
Cubic Corp.	101,597	4,279,265
Curtiss-Wright Corp.	221,877	14,579,538
Engility Holdings, Inc.	82,216	2,285,605
Moog, Inc., Class A(a)	180,664	11,399,898
National Presto Industries, Inc.	22,957	1,883,622
Taser International, Inc.(a)	249,380	5,835,492
Total		53,677,081
Air Freight & Logistics 0.8%
Atlas Air Worldwide Holdings, Inc.(a)	116,665	4,819,431
Echo Global Logistics, Inc.(a)	119,730	2,784,920
Forward Air Corp.	144,509	6,505,795
HUB Group, Inc., Class A(a)	159,437	6,009,180
UTi Worldwide, Inc.(a)	430,280	3,063,594
Total		23,182,920

Common Stocks (continued)

Issuer	Shares	Value ($)
Airlines 0.7%
Allegiant Travel Co.	62,772	12,759,037
Hawaiian Holdings, Inc.(a)	255,290	5,784,871
Republic Airways Holdings, Inc.(a)	237,170	730,484
Skywest, Inc.	241,109	3,833,633
Total		23,108,025
Building Products 1.2%
AAON, Inc.	194,499	4,022,239
American Woodmark Corp.(a)	58,620	3,885,334
Apogee Enterprises, Inc.	136,210	7,103,352
Gibraltar Industries, Inc.(a)	135,777	2,225,385
Griffon Corp.	190,535	3,170,502
PGT, Inc.(a)	222,830	2,979,237
Quanex Building Products Corp.	158,034	2,836,710
Simpson Manufacturing Co., Inc.	195,756	6,833,842
Universal Forest Products, Inc.	93,250	5,600,595
Total		38,657,196
Commercial Services & Supplies 2.8%
ABM Industries, Inc.	244,798	7,835,984
Brady Corp., Class A	222,676	4,889,965
Brink's Co. (The)	226,890	6,502,667
Essendant, Inc.	178,914	6,172,533
G&K Services, Inc., Class A	93,279	6,306,593
Healthcare Services Group, Inc.	333,536	11,153,444
Interface, Inc.	308,299	7,473,168
Matthews International Corp., Class A	138,480	7,032,014
Mobile Mini, Inc.	215,709	7,336,263
Tetra Tech, Inc.	281,154	7,304,381
U.S. Ecology, Inc.	101,090	5,050,456
Unifirst Corp.	73,282	7,944,502
Viad Corp.	93,572	2,558,259
Total		87,560,229
Construction & Engineering 1.2%
Aegion Corp.(a)	174,858	3,217,387
Comfort Systems U.S.A., Inc.	174,453	4,835,837
Dycom Industries, Inc.(a)	159,024	11,305,016
EMCOR Group, Inc.	292,489	13,480,818
MYR Group, Inc.(a)	97,670	2,802,153
Orion Marine Group, Inc.(a)	128,738	924,339
Total		36,565,550

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2015 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Electrical Equipment 1.0%
AZZ, Inc.	120,215	6,082,879
Encore Wire Corp.	87,094	2,827,942
EnerSys	207,444	11,092,031
Franklin Electric Co., Inc.	184,436	5,402,130
General Cable Corp.	228,090	3,318,710
Powell Industries, Inc.	42,455	1,246,479
Vicor Corp.(a)	77,719	758,537
Total		30,728,708
Machinery 3.8%
Actuant Corp., Class A	277,884	5,957,833
Albany International Corp., Class A	134,372	4,286,467
Astec Industries, Inc.	87,927	3,473,996
Barnes Group, Inc.	230,060	8,887,218
Briggs & Stratton Corp.	208,094	4,157,718
Chart Industries, Inc.(a)	142,310	3,637,444
CIRCOR International, Inc.	80,012	3,619,743
EnPro Industries, Inc.	106,483	5,051,553
ESCO Technologies, Inc.	121,732	4,395,742
Federal Signal Corp.	291,726	4,127,923
Harsco Corp.	374,150	4,325,174
Hillenbrand, Inc.	296,415	7,991,348
John Bean Technologies Corp.	136,358	4,516,177
Lindsay Corp.	55,098	4,200,121
Lydall, Inc.(a)	79,388	2,156,178
Mueller Industries, Inc.	265,630	8,449,690
Standex International Corp.	59,618	4,770,632
Tennant Co.	85,860	4,921,495
Titan International, Inc.	250,920	2,303,446
Toro Co. (The)	256,799	18,309,769
Watts Water Technologies, Inc., Class A	131,775	7,227,859
Total		116,767,526
Marine 0.3%
Matson, Inc.	202,750	7,639,620
Professional Services 1.5%
CDI Corp.	67,834	693,942
Exponent, Inc.	121,230	5,182,582
Heidrick & Struggles International, Inc.	76,932	1,499,405
Insperity, Inc.	105,902	4,700,990
Kelly Services, Inc., Class A	139,079	2,009,691

Common Stocks (continued)

Issuer	Shares	Value ($)
Korn/Ferry International	235,217	8,013,843
Navigant Consulting, Inc.(a)	225,062	3,553,729
On Assignment, Inc.(a)	217,202	7,814,928
Resources Connection, Inc.	175,307	2,750,567
TrueBlue, Inc.(a)	195,691	4,696,584
Wageworks, Inc.(a)	155,060	6,948,239
Total		47,864,500
Road & Rail 0.9%
ArcBest Corp.	112,845	3,258,964
Celadon Group, Inc.	126,790	2,420,421
Heartland Express, Inc.	258,056	5,223,053
Knight Transportation, Inc.	287,909	7,831,125
Marten Transport Ltd.	111,440	2,062,754
Roadrunner Transportation Systems, Inc.(a)	140,610	3,048,425
Saia, Inc.(a)	117,060	4,395,603
Total		28,240,345
Trading Companies & Distributors 0.5%
Applied Industrial Technologies, Inc.	187,371	7,933,288
DXP Enterprises, Inc.(a)	59,110	1,758,523
Kaman Corp.	127,041	4,933,002
Veritiv Corp.(a)	38,070	1,367,855
Total		15,992,668
Total Industrials		509,984,368
INFORMATION TECHNOLOGY 15.4%
Communications Equipment 1.4%
ADTRAN, Inc.	232,860	3,730,417
Bel Fuse, Inc., Class B	49,680	877,349
Black Box Corp.	71,693	1,104,072
CalAmp Corp.(a)	169,015	2,809,029
Comtech Telecommunications Corp.	75,207	2,006,523
Digi International, Inc.(a)	116,307	1,190,984
Harmonic, Inc.(a)	413,076	2,383,449
Ixia(a)	277,941	4,299,747
Lumentum Holdings, Inc.(a)	218,670	4,316,546
NETGEAR, Inc.(a)	149,915	4,554,418
Viasat, Inc.(a)	204,785	12,035,214
Viavi Solutions, Inc.(a)	1,093,350	5,871,289
Total		45,179,037

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2015 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Electronic Equipment, Instruments & Components 4.0%
Agilysys, Inc.(a)	69,054	709,185
Anixter International, Inc.(a)	127,621	8,124,353
Badger Meter, Inc.	67,548	3,937,373
Benchmark Electronics, Inc.(a)	244,661	5,228,406
Checkpoint Systems, Inc.	196,283	1,585,967
Coherent, Inc.(a)	111,189	6,482,319
CTS Corp.	154,887	2,919,620
Daktronics, Inc.	183,173	1,591,773
DTS, Inc.(a)	82,528	2,189,468
Electro Scientific Industries, Inc.	124,793	579,040
Fabrinet(a)	138,840	2,760,139
FARO Technologies, Inc.(a)	81,086	3,150,191
II-VI, Inc.(a)	242,183	4,090,471
Insight Enterprises, Inc.(a)	180,854	4,577,415
Itron, Inc.(a)	179,630	5,388,900
Littelfuse, Inc.	105,327	9,453,098
Mercury Systems, Inc.(a)	151,579	2,401,011
Methode Electronics, Inc.	178,921	4,753,931
MTS Systems Corp.	69,541	4,140,471
Newport Corp.(a)	184,161	2,817,663
OSI Systems, Inc.(a)	86,887	6,346,226
Park Electrochemical Corp.	95,117	1,675,010
Plexus Corp.(a)	156,744	5,967,244
Rofin-Sinar Technologies, Inc.(a)	131,399	3,346,733
Rogers Corp.(a)	86,896	4,836,631
Sanmina Corp.(a)	385,510	7,417,212
Scansource, Inc.(a)	133,535	5,101,037
SYNNEX Corp.	130,885	10,364,783
TTM Technologies, Inc.(a)	293,813	2,003,805
Total		123,939,475
Internet Software & Services 2.3%
Blucora, Inc.(a)	190,879	2,664,671
comScore, Inc.(a)	157,483	8,222,187
Constant Contact, Inc.(a)	151,380	3,748,169
Dealertrack Technologies, Inc.(a)	209,771	13,165,228
DHI Group, Inc.(a)	179,695	1,401,621
j2 Global, Inc.	213,680	14,867,854
Liquidity Services, Inc.(a)	114,820	861,150
LivePerson, Inc.(a)	242,232	2,216,423

Common Stocks (continued)

Issuer	Shares	Value ($)
LogMeIn, Inc.(a)	114,894	7,162,492
Monster Worldwide, Inc.(a)	424,600	3,086,842
NIC, Inc.	284,405	5,358,190
QuinStreet, Inc.(a)	162,149	891,820
Stamps.com, Inc.(a)	70,370	5,794,266
XO Group, Inc.(a)	111,077	1,627,278
Total		71,068,191
IT Services 1.9%
CACI International, Inc., Class A(a)	112,809	8,846,482
Cardtronics, Inc.(a)	209,368	7,223,196
Ciber, Inc.(a)	331,039	1,132,153
CSG Systems International, Inc.	152,807	4,723,264
ExlService Holdings, Inc.(a)	148,770	5,382,498
Forrester Research, Inc.	50,470	1,595,357
Heartland Payment Systems, Inc.	170,760	10,173,881
Mantech International Corp., Class A	110,300	3,021,117
Perficient, Inc.(a)	165,323	2,737,749
Sykes Enterprises, Inc.(a)	181,853	4,573,603
TeleTech Holdings, Inc.	81,375	2,201,194
Virtusa Corp.(a)	125,878	6,661,464
Total		58,271,958
Semiconductors & Semiconductor Equipment 3.0%
Advanced Energy Industries, Inc.(a)	179,343	4,352,655
Brooks Automation, Inc.	314,849	3,268,133
Cabot Microelectronics Corp.(a)	115,337	5,003,319
Ceva, Inc.(a)	96,145	1,850,791
Cirrus Logic, Inc.(a)	295,860	8,923,138
Cohu, Inc.	120,876	1,172,497
Diodes, Inc.(a)	172,357	3,393,709
DSP Group, Inc.(a)	104,323	912,826
Exar Corp.(a)	224,182	1,322,674
Kopin Corp.(a)	285,429	884,830
Kulicke & Soffa Industries, Inc.(a)	358,425	3,784,968
Microsemi Corp.(a)	444,068	14,103,600
MKS Instruments, Inc.	249,016	8,391,839
Monolithic Power Systems, Inc.	171,528	8,248,781
Nanometrics, Inc.(a)	111,900	1,554,291
Pericom Semiconductor Corp.	95,029	1,157,453
Power Integrations, Inc.	137,304	5,389,182
Rudolph Technologies, Inc.(a)	149,005	1,901,304

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2015 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Semtech Corp.(a)	310,380	5,260,941
Tessera Technologies, Inc.	218,484	7,153,166
Ultratech, Inc.(a)	128,784	2,215,085
Veeco Instruments, Inc.(a)	188,425	4,346,965
Total		94,592,147
Software 2.2%
Blackbaud, Inc.	218,690	12,495,947
Bottomline Technologies de, Inc.(a)	176,002	4,706,293
Ebix, Inc.	130,578	3,707,109
EPIQ Systems, Inc.	149,605	1,902,976
ePlus, Inc.(a)	27,730	2,099,716
Interactive Intelligence Group, Inc.(a)	80,425	2,815,679
MicroStrategy, Inc., Class A(a)	42,279	8,400,837
Monotype Imaging Holdings, Inc.	186,791	3,956,233
Progress Software Corp.(a)	236,073	6,395,217
Synchronoss Technologies, Inc.(a)	171,648	6,932,863
Take-Two Interactive Software, Inc.(a)	394,768	11,499,592
Tangoe, Inc.(a)	171,050	1,282,875
VASCO Data Security International, Inc.(a)	137,333	2,296,208
Total		68,491,545
Technology Hardware, Storage & Peripherals 0.6%
Electronics for Imaging, Inc.(a)	218,738	9,574,162
QLogic Corp.(a)	407,130	4,209,724
Super Micro Computer, Inc.(a)	167,602	4,583,915
Total		18,367,801
Total Information Technology		479,910,154
MATERIALS 4.8%
Chemicals 2.3%
A. Schulman, Inc.	137,383	4,716,358
American Vanguard Corp.	118,201	1,579,165
Balchem Corp.	145,062	8,490,479
Calgon Carbon Corp.	245,916	3,998,594
Flotek Industries, Inc.(a)	232,085	4,539,583
FutureFuel Corp.	104,040	1,048,723
H.B. Fuller Co.	235,633	8,539,340
Hawkins, Inc.	44,087	1,677,510
Innophos Holdings, Inc.	91,660	4,406,096
Innospec, Inc.	113,570	5,576,287

Common Stocks (continued)

Issuer	Shares	Value ($)
Intrepid Potash, Inc.(a)	264,560	2,092,670
Koppers Holdings, Inc.	95,802	1,992,682
Kraton Performance Polymers, Inc.(a)	146,175	3,085,754
LSB Industries, Inc.(a)	91,215	2,180,951
OM Group, Inc.	141,593	4,743,366
Quaker Chemical Corp.	62,203	4,936,430
Rayonier Advanced Materials, Inc.	199,870	1,363,113
Stepan Co.	89,399	4,025,637
Tredegar Corp.	120,398	1,744,567
Total		70,737,305
Construction Materials 0.2%
Headwaters, Inc.(a)	344,083	6,943,595
Containers & Packaging 0.1%
Myers Industries, Inc.	114,079	1,626,767
Metals & Mining 1.0%
AK Steel Holding Corp.(a)	829,595	2,563,449
Century Aluminum Co.(a)	234,914	1,315,518
Globe Specialty Metals, Inc.	299,363	4,113,248
Haynes International, Inc.	58,594	2,239,463
Kaiser Aluminum Corp.	81,129	6,780,762
Materion Corp.	94,019	2,910,828
Olympic Steel, Inc.	42,594	551,592
Stillwater Mining Co.(a)	563,133	5,377,920
SunCoke Energy, Inc.	304,357	3,494,018
TimkenSteel Corp.	175,580	3,137,615
Total		32,484,413
Paper & Forest Products 1.2%
Boise Cascade Co.(a)	184,450	5,985,402
Clearwater Paper Corp.(a)	88,911	4,984,351
Deltic Timber Corp.	51,820	3,218,540
KapStone Paper and Packaging Corp.	395,228	8,612,018
Neenah Paper, Inc.	78,035	4,504,180
PH Glatfelter Co.	201,499	3,639,072
Schweitzer-Mauduit International, Inc.	142,187	5,023,467
Wausau Paper Corp.	233,610	1,819,822
Total		37,786,852
Total Materials		149,578,932

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2015 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
TELECOMMUNICATION SERVICES 0.7%
Diversified Telecommunication Services 0.6%
8x8, Inc.(a)	411,300	3,179,349
Atlantic Tele-Network, Inc.	47,144	3,368,439
Cincinnati Bell, Inc.(a)	978,414	3,355,960
Consolidated Communications Holdings, Inc.	219,170	4,276,007
General Communication, Inc., Class A(a)	140,102	2,360,719
Iridium Communications, Inc.(a)	370,510	2,760,299
Lumos Networks Corp.	96,614	1,134,248
Total		20,435,021
Wireless Telecommunication Services 0.1%
Spok Holdings, Inc.	101,449	1,674,923
Total Telecommunication Services		22,109,944
UTILITIES 3.7%
Electric Utilities 0.9%
Allete, Inc.	209,261	9,998,491
El Paso Electric Co.	189,115	6,694,671
UIL Holdings Corp.	265,597	12,092,631
Total		28,785,793
Gas Utilities 2.0%
Laclede Group, Inc. (The)	202,117	10,700,074
New Jersey Resources Corp.	399,296	11,288,098
Northwest Natural Gas Co.	127,525	5,608,549
Piedmont Natural Gas Co., Inc.	368,573	14,219,546
South Jersey Industries, Inc.	318,126	7,666,837
Southwest Gas Corp.	218,557	12,040,305
Total		61,523,409

Common Stocks (continued)

Issuer	Shares	Value ($)
Multi-Utilities 0.6%
Avista Corp.	267,314	8,390,986
NorthWestern Corp.	219,482	11,334,051
Total		19,725,037
Water Utilities 0.2%
American States Water Co.	176,274	6,654,344
Total Utilities		116,688,583
Total Common Stocks (Cost: $2,242,630,494)		3,002,754,238

Rights —%

INFORMATION TECHNOLOGY —%
Electronic Equipment, Instruments & Components —%
Gerber Scientific, Inc.(a)(b)(c)(d)	112,391	—
Total Information Technology		—
Total Rights (Cost: $—)		—

Money Market Funds 3.4%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.150%(e)(f)	105,893,888	105,893,888
Total Money Market Funds (Cost: $105,893,888)		105,893,888
Total Investments (Cost: $2,348,524,382)		3,108,648,126
Other Assets & Liabilities, Net		3,162,513
Net Assets		3,111,810,639

At August 31, 2015, cash totaling $4,906,200 was pledged as collateral.

Investments in Derivatives

Futures Contracts Outstanding at August 31, 2015

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Russell 2000 Mini	968	USD	112,046,000	9/2015	—	(5,729,589)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2015 (Unaudited)

Notes to Portfolio of Investments

(a)  Non-income producing investment.

(b)  Identifies securities considered by the Investment Manager to be illiquid and may be difficult to sell. The aggregate value of such securities at August 31, 2015 was $0. Information concerning such security holdings at August 31, 2015 is as follows:

Security Description	Acquisition Dates	Cost ($)
Gerber Scientific, Inc.	8/22/11	—

(c)  Negligible market value.

(d)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2015, the value of these securities amounted to $0.

(e)  The rate shown is the seven-day current annualized yield at August 31, 2015.

(f)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	69,923,613	321,387,209	(285,416,934)	105,893,888	57,731	105,893,888

Currency Legend

USD  US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2015 (Unaudited)

Fair Value Measurements (continued)

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at August 31, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)		Total ($)
Investments
Common Stocks
Consumer Discretionary	441,513,055	—	—		441,513,055
Consumer Staples	82,888,691	—	—		82,888,691
Energy	89,745,131	—	—		89,745,131
Financials	700,483,802	—	—		700,483,802
Health Care	409,851,578	—	—		409,851,578
Industrials	509,984,368	—	—		509,984,368
Information Technology	479,910,154	—	—		479,910,154
Materials	149,578,932	—	—		149,578,932
Telecommunication Services	22,109,944	—	—		22,109,944
Utilities	116,688,583	—	—		116,688,583
Total Common Stocks	3,002,754,238	—	—		3,002,754,238
Rights
Information Technology	—	—	0	(a)	0	(a)
Money Market Funds	—	105,893,888	—		105,893,888
Total Investments	3,002,754,238	105,893,888	0	(a)	3,108,648,126
Derivatives
Liabilities
Futures Contracts	(5,729,589)	—	—		(5,729,589)
Total	2,997,024,649	105,893,888	0	(a)	3,102,918,537

(a) Rounds to zero.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA SMALL CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2015 (Unaudited)

Fair Value Measurements (continued)

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	69,923,613	69,923,613	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The Fund's assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain rights classified as Level 3 are valued using an income approach. To determine fair value for these securities, management considered estimates of future distributions related to the potential actions of the respective company's restructuring. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

There were no transfers of financial assets between Levels 2 and 3 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA SMALL CAP INDEX FUND

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2015 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $2,242,630,494)	$3,002,754,238
Affiliated issuers (identified cost $105,893,888)	105,893,888
Total investments (identified cost $2,348,524,382)	3,108,648,126
Cash	1,870
Margin deposits	4,906,200
Receivable for:
Investments sold	201,403
Capital shares sold	2,427,150
Dividends	2,394,868
Variation margin	1,087
Expense reimbursement due from Investment Manager	615
Total assets	3,118,581,319
Liabilities
Payable for:
Investments purchased	777,133
Capital shares purchased	5,083,133
Dividend distributions to shareholders	30,153
Variation margin	625,688
Investment management fees	51,149
Distribution and/or service fees	25,854
Plan administration fees	2,674
Compensation of board members	174,422
Other expenses	474
Total liabilities	6,770,680
Net assets applicable to outstanding capital stock	$3,111,810,639
Represented by
Paid-in capital	$2,238,146,288
Undistributed net investment income	17,768,534
Accumulated net realized gain	101,501,662
Unrealized appreciation (depreciation) on:
Investments	760,123,744
Futures contracts	(5,729,589)
Total — representing net assets applicable to outstanding capital stock	$3,111,810,639

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA SMALL CAP INDEX FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

August 31, 2015 (Unaudited)

Class A
Net assets	$1,180,291,581
Shares outstanding	54,404,926
Net asset value per share	$21.69
Class B
Net assets	$3,869,490
Shares outstanding	179,942
Net asset value per share	$21.50
Class I
Net assets	$2,302
Shares outstanding	106
Net asset value per share(a)	$21.74
Class K
Net assets	$11,845,017
Shares outstanding	544,129
Net asset value per share	$21.77
Class R5
Net assets	$200,110,565
Shares outstanding	9,022,869
Net asset value per share	$22.18
Class W
Net assets	$62,542,253
Shares outstanding	2,904,466
Net asset value per share(a)	$21.53
Class Z
Net assets	$1,653,149,431
Shares outstanding	75,803,949
Net asset value per share	$21.81

(a) Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA SMALL CAP INDEX FUND

STATEMENT OF OPERATIONS

Six Months Ended August 31, 2015 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$22,966,796
Dividends — affiliated issuers	57,731
Foreign taxes withheld	(7,829)
Total income	23,016,698
Expenses:
Investment management fees	3,348,457
Distribution and/or service fees
Class A	1,573,400
Class B	24,502
Class W	85,079
Plan administration fees
Class K	16,321
Compensation of board members	30,450
Other	6,722
Total expenses	5,084,931
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(50,092)
Expense reductions	(2,051)
Total net expenses	5,032,788
Net investment income	17,983,910
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	142,469,873
Futures contracts	10,400,815
Net realized gain	152,870,688
Net change in unrealized appreciation (depreciation) on:
Investments	(304,957,462)
Futures contracts	(11,280,277)
Net change in unrealized depreciation	(316,237,739)
Net realized and unrealized loss	(163,367,051)
Net decrease in net assets from operations	$(145,383,141)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA SMALL CAP INDEX FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015(a)
Operations
Net investment income	$17,983,910	$30,672,280
Net realized gain	152,870,688	213,369,381
Net change in unrealized depreciation	(316,237,739)	(24,461,526)
Net increase (decrease) in net assets resulting from operations	(145,383,141)	219,580,135
Distributions to shareholders
Net investment income
Class A	(997,797)	(9,063,779)
Class B	(32)	(7,070)
Class I	(3)	(26)
Class K	(9,788)	(96,665)
Class R5	(226,355)	(1,350,713)
Class W	(52,133)	(499,115)
Class Z	(2,069,010)	(17,034,267)
Net realized gains
Class A	(30,188,585)	(83,792,409)
Class B	(111,546)	(492,490)
Class I	(60)	(177)
Class K	(305,342)	(902,686)
Class R5	(4,692,250)	(8,689,693)
Class W	(1,626,416)	(2,806,647)
Class Z	(42,893,651)	(118,368,963)
Total distributions to shareholders	(83,172,968)	(243,104,700)
Increase in net assets from capital stock activity	130,037,954	381,211,734
Total increase (decrease) in net assets	(98,518,155)	357,687,169
Net assets at beginning of period	3,210,328,794	2,852,641,625
Net assets at end of period	$3,111,810,639	$3,210,328,794
Undistributed net investment income	$17,768,534	$3,139,742

(a) Class W shares are based on operations from June 25, 2014 (commencement of operations) through the stated period end.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA SMALL CAP INDEX FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended August 31, 2015 (Unaudited)		Year Ended February 28, 2015(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(b)	8,398,792	194,625,155	17,321,688	396,157,532
Distributions reinvested	1,195,849	28,425,334	3,792,241	85,751,001
Redemptions	(8,076,998)	(187,408,389)	(15,535,240)	(354,019,081)
Net increase	1,517,643	35,642,100	5,578,689	127,889,452
Class B shares
Subscriptions	596	14,019	6,915	158,500
Distributions reinvested	4,725	111,471	22,120	498,875
Redemptions(b)	(69,951)	(1,628,317)	(188,409)	(4,261,122)
Net decrease	(64,630)	(1,502,827)	(159,374)	(3,603,747)
Class I shares
Redemptions	—	—	(46)	(1,100)
Net increase (decrease)	—	—	(46)	(1,100)
Class K shares
Subscriptions	32,139	751,055	84,413	1,943,751
Distributions reinvested	13,210	315,067	44,044	999,154
Redemptions	(58,543)	(1,368,785)	(112,355)	(2,573,565)
Net increase (decrease)	(13,194)	(302,663)	16,102	369,340
Class R5 shares
Subscriptions	3,675,867	86,919,230	4,892,620	113,702,536
Distributions reinvested	192,223	4,667,175	408,553	9,402,196
Redemptions	(1,837,510)	(42,869,556)	(1,631,742)	(37,962,764)
Net increase	2,030,580	48,716,849	3,669,431	85,141,968
Class W shares
Subscriptions	203,716	4,699,818	2,949,425	68,406,217
Distributions reinvested	71,152	1,678,486	148,970	3,305,611
Redemptions	(301,934)	(6,968,737)	(166,863)	(3,765,601)
Net increase (decrease)	(27,066)	(590,433)	2,931,532	67,946,227
Class Z shares
Subscriptions	7,193,216	167,676,872	17,901,224	410,896,361
Distributions reinvested	1,262,728	30,153,950	3,806,276	86,333,330
Redemptions	(6,441,973)	(149,755,894)	(17,182,275)	(393,760,097)
Net increase	2,013,971	48,074,928	4,525,225	103,469,594
Total net increase	5,457,304	130,037,954	16,561,559	381,211,734

(a) Class W shares are based on operations from June 25, 2014 (commencement of operations) through the stated period end.

(b) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA SMALL CAP INDEX FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended August 31, 2015		Year Ended February 28,						Year Ended February 29,		Year Ended February 28,
Class A	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$23.29		$23.54		$19.00		$17.75		$18.01		$13.97
Income from investment operations:
Net investment income	0.11		0.20		0.16		0.24		0.12		0.12
Net realized and unrealized gain (loss)	(1.13)		1.40		5.72		2.14		0.66		4.14
Total from investment operations	(1.02)		1.60		5.88		2.38		0.78		4.26
Less distributions to shareholders:
Net investment income	(0.01)		(0.18)		(0.15)		(0.25)		(0.12)		(0.12)
Net realized gains	(0.57)		(1.67)		(1.19)		(0.88)		(0.92)		(0.10)
Total distributions to shareholders	(0.58)		(1.85)		(1.34)		(1.13)		(1.04)		(0.22)
Proceeds from regulatory settlements	—		—		—		—		0.00	(a)	—
Net asset value, end of period	$21.69		$23.29		$23.54		$19.00		$17.75		$18.01
Total return	(4.58%)		7.19%		31.63%		14.32%		4.65%		30.55%
Ratios to average net assets(b)
Total gross expenses	0.45	%(c)	0.45%		0.45%		0.45	%(d)	0.45%		0.45%
Total net expenses(e)	0.45	%(c)(f)	0.45	%(f)	0.45	%(f)	0.45	%(d)(f)	0.45	%(f)	0.45%
Net investment income	0.93	%(c)	0.89%		0.73%		1.37%		0.74%		0.73%
Supplemental data
Net assets, end of period (in thousands)	$1,180,292		$1,231,774		$1,113,746		$687,934		$570,806		$183,578
Portfolio turnover	9%		17%		15%		17%		20%		14%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA SMALL CAP INDEX FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2015		Year Ended February 28,						Year Ended February 29,
Class B	(Unaudited)		2015		2014		2013		2012(a)
Per share data
Net asset value, beginning of period	$23.16		$23.44		$18.95		$17.73		$17.82
Income from investment operations:
Net investment income (loss)	0.02		0.02		(0.01)		0.11		0.00	(b)
Net realized and unrealized gain (loss)	(1.11)		1.40		5.70		2.13		0.84
Total from investment operations	(1.09)		1.42		5.69		2.24		0.84
Less distributions to shareholders:
Net investment income	—		(0.03)		(0.01)		(0.14)		(0.01)
Net realized gains	(0.57)		(1.67)		(1.19)		(0.88)		(0.92)
Total distributions to shareholders	(0.57)		(1.70)		(1.20)		(1.02)		(0.93)
Proceeds from regulatory settlements	—		—		—		—		0.00	(b)
Net asset value, end of period	$21.50		$23.16		$23.44		$18.95		$17.73
Total return	(4.94%)		6.39%		30.64%		13.45%		4.97%
Ratios to average net assets(c)
Total gross expenses	1.20	%(d)	1.20%		1.20%		1.20	%(e)	1.20	%(d)
Total net expenses(f)	1.20	%(d)(g)	1.20	%(g)	1.20	%(g)	1.20	%(e)(g)	1.20	%(d)(g)
Net investment income (loss)	0.19	%(d)	0.11%		(0.02%)		0.61%		0.01	%(d)
Supplemental data
Net assets, end of period (in thousands)	$3,869		$5,664		$9,469		$11,596		$17,410
Portfolio turnover	9%		17%		15%		17%		20%

Notes to Financial Highlights

(a)  Based on operations from March 7, 2011 (commencement of operations) through the stated period end.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA SMALL CAP INDEX FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2015		Year Ended February 28,				Year Ended February 29,
Class I	(Unaudited)		2015	2014	2013		2012(a)
Per share data
Net asset value, beginning of period	$23.32		$23.56	$19.01	$17.76		$16.47
Income from investment operations:
Net investment income	0.14		0.27	0.21	0.29		0.05
Net realized and unrealized gain (loss)	(1.13)		1.41	5.73	2.14		1.87
Total from investment operations	(0.99)		1.68	5.94	2.43		1.92
Less distributions to shareholders:
Net investment income	(0.02)		(0.25)	(0.20)	(0.30)		(0.17)
Net realized gains	(0.57)		(1.67)	(1.19)	(0.88)		(0.46)
Total distributions to shareholders	(0.59)		(1.92)	(1.39)	(1.18)		(0.63)
Proceeds from regulatory settlements	—		—	—	—		0.00	(b)
Net asset value, end of period	$21.74		$23.32	$23.56	$19.01		$17.76
Total return	(4.45%)		7.53%	31.97%	14.63%		12.03%
Ratios to average net assets(c)
Total gross expenses	0.20	%(d)	0.20%	0.22%	0.18	%(e)	0.17	%(d)
Total net expenses(f)	0.20	%(d)	0.20%	0.20%	0.18	%(e)	0.17	%(d)
Net investment income	1.28	%(d)	1.17%	0.98%	1.65%		1.09	%(d)
Supplemental data
Net assets, end of period (in thousands)	$2		$2	$4	$3		$3
Portfolio turnover	9%		17%	15%	17%		20%

Notes to Financial Highlights

(a)  Based on operations from November 16, 2011 (commencement of operations) through the stated period end.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA SMALL CAP INDEX FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2015		Year Ended February 28,				Year Ended February 29,
Class K	(Unaudited)		2015	2014	2013		2012(a)
Per share data
Net asset value, beginning of period	$23.37		$23.61	$19.05	$17.80		$17.87
Income from investment operations:
Net investment income	0.11		0.20	0.16	0.24		0.13
Net realized and unrealized gain (loss)	(1.13)		1.41	5.74	2.14		0.84
Total from investment operations	(1.02)		1.61	5.90	2.38		0.97
Less distributions to shareholders:
Net investment income	(0.01)		(0.18)	(0.15)	(0.25)		(0.12)
Net realized gains	(0.57)		(1.67)	(1.19)	(0.88)		(0.92)
Total distributions to shareholders	(0.58)		(1.85)	(1.34)	(1.13)		(1.04)
Proceeds from regulatory settlements	—		—	—	—		0.00	(b)
Net asset value, end of period	$21.77		$23.37	$23.61	$19.05		$17.80
Total return	(4.56%)		7.22%	31.65%	14.27%		5.76%
Ratios to average net assets(c)
Total gross expenses	0.45	%(d)	0.45%	0.45%	0.45	%(e)	0.45	%(d)
Total net expenses(f)	0.45	%(d)	0.45%	0.45%	0.45	%(e)	0.45	%(d)
Net investment income	0.93	%(d)	0.88%	0.73%	1.37%		0.76	%(d)
Supplemental data
Net assets, end of period (in thousands)	$11,845		$13,023	$12,781	$9,784		$9,858
Portfolio turnover	9%		17%	15%	17%		20%

Notes to Financial Highlights

(a)  Based on operations from March 7, 2011 (commencement of operations) through the stated period end.

(b)  Rounds to zero.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA SMALL CAP INDEX FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2015		Year Ended February 28,
Class R5	(Unaudited)		2015	2014	2013(a)
Per share data
Net asset value, beginning of period	$23.78		$23.99	$19.33	$17.47
Income from investment operations:
Net investment income	0.14		0.27	0.23	0.07
Net realized and unrealized gain (loss)	(1.15)		1.43	5.82	2.40
Total from investment operations	(1.01)		1.70	6.05	2.47
Less distributions to shareholders:
Net investment income	(0.02)		(0.24)	(0.20)	(0.30)
Net realized gains	(0.57)		(1.67)	(1.19)	(0.31)
Total distributions to shareholders	(0.59)		(1.91)	(1.39)	(0.61)
Net asset value, end of period	$22.18		$23.78	$23.99	$19.33
Total return	(4.45%)		7.49%	32.01%	14.51%
Ratios to average net assets(b)
Total gross expenses	0.20	%(c)	0.20%	0.20%	0.24	%(c)
Total net expenses(d)	0.20	%(c)	0.20%	0.20%	0.20	%(c)
Net investment income	1.16	%(c)	1.17%	0.99%	1.44	%(c)
Supplemental data
Net assets, end of period (in thousands)	$200,111		$166,247	$79,726	$81
Portfolio turnover	9%		17%	15%	17%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA SMALL CAP INDEX FUND

FINANCIAL HIGHLIGHTS (continued)

Class W	Six Months Ended August 31, 2015 (Unaudited)		Year Ended February 28, 2015(a)
Per share data
Net asset value, beginning of period	$23.12		$23.08
Income from investment operations:
Net investment income	0.11		0.18
Net realized and unrealized gain (loss)	(1.12)		1.03
Total from investment operations	(1.01)		1.21
Less distributions to shareholders:
Net investment income	(0.01)		(0.18)
Net realized gains	(0.57)		(0.99)
Total distributions to shareholders	(0.58)		(1.17)
Net asset value, end of period	$21.53		$23.12
Total return	(4.57%)		5.45%
Ratios to average net assets(b)
Total gross expenses	0.45	%(c)	0.46	%(c)
Total net expenses(d)	0.45	%(c)(e)	0.45	%(c)(e)
Net investment income	0.93	%(c)	1.22	%(c)
Supplemental data
Net assets, end of period (in thousands)	$62,542		$67,780
Portfolio turnover	9%		17%

Notes to Financial Highlights

(a)  Based on operations from June 25, 2014 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA SMALL CAP INDEX FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2015		Year Ended February 28,						Year Ended February 29,		Year Ended February 28,
Class Z	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$23.39		$23.63		$19.06		$17.81		$18.06		$14.01
Income from investment operations:
Net investment income	0.14		0.26		0.21		0.29		0.16		0.15
Net realized and unrealized gain (loss)	(1.13)		1.41		5.75		2.14		0.66		4.15
Total from investment operations	(0.99)		1.67		5.96		2.43		0.82		4.30
Less distributions to shareholders:
Net investment income	(0.02)		(0.24)		(0.20)		(0.30)		(0.15)		(0.15)
Net realized gains	(0.57)		(1.67)		(1.19)		(0.88)		(0.92)		(0.10)
Total distributions to shareholders	(0.59)		(1.91)		(1.39)		(1.18)		(1.07)		(0.25)
Proceeds from regulatory settlements	—		—		—		—		0.00	(a)	—
Net asset value, end of period	$21.81		$23.39		$23.63		$19.06		$17.81		$18.06
Total return	(4.44%)		7.47%		31.99%		14.54%		4.92%		30.81%
Ratios to average net assets(b)
Total gross expenses	0.20	%(c)	0.20%		0.20%		0.20	%(d)	0.20%		0.20%
Total net expenses(e)	0.20	%(c)(f)	0.20	%(f)	0.20	%(f)	0.20	%(d)(f)	0.20	%(f)	0.20%
Net investment income	1.18	%(c)	1.14%		0.98%		1.64%		0.96%		0.97%
Supplemental data
Net assets, end of period (in thousands)	$1,653,149		$1,725,837		$1,636,915		$1,275,562		$1,700,205		$1,681,152
Portfolio turnover	9%		17%		15%		17%		20%		14%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA SMALL CAP INDEX FUND

NOTES TO FINANCIAL STATEMENTS

August 31, 2015 (Unaudited)

Note 1. Organization

Columbia Small Cap Index Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class I, Class K, Class R5, Class W and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure.

Class A shares are not subject to any front-end sales charge or contingent deferred sales charge (CDSC).

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class K shares are not subject to sales charges, however this share class is closed to new investors.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of

Semiannual Report 2015

COLUMBIA SMALL CAP INDEX FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2015 (Unaudited)

Trustees (the Board), including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. The Fund's risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the exchange's clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is failure of the clearinghouse. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker's customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker's customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar

Semiannual Report 2015

COLUMBIA SMALL CAP INDEX FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2015 (Unaudited)

agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund's net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchange traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities;

Semiannual Report 2015

COLUMBIA SMALL CAP INDEX FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2015 (Unaudited)

and the impact of derivative transactions over the period in the Statement of Operations, including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at August 31, 2015:

Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity risk	Net assets — unrealized depreciation on futures contracts	5,729,589	*

*Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended August 31, 2015:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity risk	10,400,815
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity risk	(11,280,277)

The following table provides a summary of the average outstanding volume by derivative instrument for six months ended August 31, 2015:

Derivative Instrument	Average notional amounts ($)*
Futures contracts — Long	106,417,150

*Based on the ending quarterly outstanding amounts for the six months ended August 31, 2015.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund's management. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In

Semiannual Report 2015

COLUMBIA SMALL CAP INDEX FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2015 (Unaudited)

addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In May 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2015-07, Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That

Calculate Net Asset Value per Share (or Its Equivalent). ASU No. 2015-07 changes the disclosure requirements for investments for which fair value is measured using the net asset value per share practical expedient. The disclosure requirements are effective for annual periods beginning after December 15, 2015 and interim periods within those fiscal years. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Other Transactions with Affiliates

Management Fees

Effective July 1, 2015, the Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to 0.20% of the Fund's average daily net assets.

Prior to July 1, 2015, the Fund paid the Investment Manager an annual fee for advisory services under an Investment Management Services Agreement and a separate annual fee for administrative and accounting services under an Administrative Services Agreement. For the period from March 1, 2015 through June 30, 2015, the investment advisory services fee paid to the Investment Manager was $1,120,310, and the administrative services fee paid to the Investment Manager was $1,120,310.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended August 31, 2015, other expenses paid by the Fund to this company were $2,938.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed

Semiannual Report 2015

COLUMBIA SMALL CAP INDEX FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2015 (Unaudited)

in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these Board members may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Transfer Agency Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The transfer agency fees are payable by the Investment Manager. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund. The Transfer Agent also receives compensation from the Investment Manager for various shareholder services and reimbursements for certain out-of-pocket expenses.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2015, these minimum account balance fees reduced total expenses of the Fund by $2,051.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee at the maximum annual rate of 0.25% of the average daily net assets attributable to Class B and Class W shares of the Fund and the payment of a monthly distribution fee at the maximum annual rate of 0.75% and 0.25% of the average daily net assets attributable to Class B and Class W shares of the Fund, respectively.

Although the Fund may pay a distribution fee up to 0.25% of the Fund's average daily net assets attributable to Class W shares and a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class W shares, the aggregate fee shall not exceed 0.25% of the Fund's average daily net assets attributable to Class W shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $241 for Class B shares for the six months ended August 31, 2015.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's

Semiannual Report 2015

COLUMBIA SMALL CAP INDEX FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2015 (Unaudited)

custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Fee Rates Contractual through June 30, 2016
Class A	0.45%
Class B	1.20
Class I	0.20
Class K	0.45
Class R5	0.20
Class W	0.45
Class Z	0.20

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At August 31, 2015, the cost of investments for federal income tax purposes was approximately $2,348,524,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$941,312,000
Unrealized depreciation	(181,188,000)
Net unrealized appreciation	$760,124,000

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $335,214,954 and $297,362,764, respectively, for the six months ended August 31, 2015. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $550 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended August 31, 2015.

Semiannual Report 2015

COLUMBIA SMALL CAP INDEX FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2015 (Unaudited)

Note 8. Significant Risks

Financial Sector Risk

The Fund may be more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry. Performance of such companies may be affected by competitive pressures and exposure to investments or agreements that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.

Shareholder Concentration Risk

At August 31, 2015, two unaffiliated shareholders of record owned 30.7% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 18.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under

Semiannual Report 2015

COLUMBIA SMALL CAP INDEX FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2015 (Unaudited)

their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2015

COLUMBIA SMALL CAP INDEX FUND

INTERIM APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Small Cap Index Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

The Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considered the renewal of the IMS Agreement for a two-month period (Short-Term Period) in order to align the IMS Agreement with the review cycle of other funds in the Columbia family of funds. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2015, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel, and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its April 13-15, 2015 in-person Board meeting (the April Meeting), considered the renewal of the IMS Agreement for the Short-Term Period. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement for the Short-Term Period.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management. The Independent Trustees noted the information they received concerning Columbia Management's ability to retain its key portfolio management personnel. In evaluating the quality of services provided under the IMS Agreement and the Fund's Administrative Services Agreement, the Independent Trustees also took into account the organization and strength of the Fund's and its service providers' compliance programs. In addition, the Board also reviewed the financial condition of Columbia Management (and its affiliates) and each entity's ability to carry out its responsibilities under the IMS Agreement and the Fund's other services agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of the IMS Agreement for the Short-Term Period.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that the services being performed by Columbia Management and its affiliates were acceptable for the Short-Term Period.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that for purposes of approving the IMS Agreement for the Short-Term Period, the Fund's performance was acceptable.

Semiannual Report 2015

COLUMBIA SMALL CAP INDEX FUND

INTERIM APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT (continued)

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Management's profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that the total expense ratio of the Fund is generally no higher than the median expense ratio of funds in the same comparison universe of the Fund).

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. For purposes of approving the IMS Agreement for the Short-Term Period, the Board concluded that the investment management service fees were fair and reasonable, observing that the profitability levels also seemed reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Independent Trustees took into account that IMS fees decline as Fund assets exceed various breakpoints.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that, for purposes of its consideration of the renewal of the IMS Agreement for the Short-Term Period, the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. The Board noted its understanding that it would undertake the full consideration of renewal of the IMS Agreement for the full annual period at its June 2015 meetings. On April 15, 2015, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement for the Short-Term Period.

Semiannual Report 2015

COLUMBIA SMALL CAP INDEX FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager, and together with its global affiliates, Columbia Threadneedle), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Small Cap Index Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March, April and June 2015, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March, April and June were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials were revised to reflect discussion and subsequent requests made by the Board representatives. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its June 15-17, 2015 in-person Board meeting (the June Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its organization, expertise, resources and capabilities.

The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the restructured leadership in the Chief Investment Officer's organization, the strengthening of the investment research department, the solidifying of the Global Asset Management initiative and the restructured investment risk management organization. The Board also noted the broad scope of services provided by Columbia Management to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Management's ability to attract and retain key portfolio management personnel.

In connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management, recalling the information it received highlighting achievements in 2014 in the performance of administrative services. In evaluating the quality of services provided under the IMS Agreement and the Fund's Administrative Services Agreement, the Independent Trustees also took into account the organization and strength of the Fund's and its service providers' compliance programs. In addition, the Board reviewed the financial condition of Columbia Management and its affiliates and each entity's ability to carry out its responsibilities under the IMS Agreement and the Fund's other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board took into account the proposed combination of the forms of IMS Agreements

Semiannual Report 2015

COLUMBIA SMALL CAP INDEX FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT (continued)

and Administrative Services Agreements into a single form of agreement with the combined form reflecting no proposed change in services or fees. Given no material change, the Trustees agreed to the combined form, to be effective upon each Fund's next annual update. The Board concluded that the services being performed under the IMS Agreement and the Administrative Services Agreement were of a reasonably high quality.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance met expectations.

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Management's profitability.

The Board considered the reports of its independent fee consultant, JDL, which assisted in its analysis of the Funds' performance and expenses, and JDL's conclusion that the effective investment management fee rate for the Fund remains within a reasonable range. The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that the total expense ratio of the Fund is generally no higher than the median expense ratio of funds in the same comparison universe of the Fund). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) was below the peer universe's median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Management and Ameriprise from managing, operating and distributing the Funds. The Board took into account JDL's conclusion that 2014 Columbia Management profitability was reasonable. It also considered that Columbia Management generated 2014 profitability that only moderately exceeded 2013 levels. It was further observed that, based on information presented, 2014 overall profitability is in line with profitability levels of industry competitors. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that IMS fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.

Semiannual Report 2015

COLUMBIA SMALL CAP INDEX FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT (continued)

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the investment management services fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 17, 2015, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Semiannual Report 2015

COLUMBIA SMALL CAP INDEX FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedle.com/us; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2015

Columbia Small Cap Index Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to columbiathreadneedle.com/us. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2015 Columbia Management Investment Advisers, LLC.

columbiathreadneedle.com/us

SAR228_02_E01_(10/15)

SEMIANNUAL REPORT

August 31, 2015

COLUMBIA LARGE CAP INDEX FUND

ABOUT COLUMBIA THREADNEEDLE INVESTMENTS

Columbia Threadneedle Investments is a leading global asset management group that provides a broad range of actively managed investment strategies and solutions for individual, institutional and corporate clients around the world.

With more than 2,000 people, including over 450 investment professionals based in North America, Europe and Asia, we manage $503 billion* of assets across developed and emerging market equities, fixed income, asset allocation solutions and alternatives. We are the 13th largest manager of long-term mutual fund assets in the U.S.** and the 4th largest manager of retail funds in the U.K.***

Our priority is the investment success of our clients. We aim to deliver the investment outcomes they expect through an investment approach that is team-based, performance-driven and risk-aware. Our culture is dynamic and interactive. By sharing our insights across asset classes and geographies, we generate richer perspectives on global, regional and local investment landscapes. The ability to exchange and debate investment ideas in a collaborative environment enriches our teams' investment processes. More importantly, it results in better informed investment decisions for our clients.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

  *  In U.S. dollars as of June 30, 2015. Source: Ameriprise Q2 Earnings Release. Includes all assets managed by entities in the Columbia and Threadneedle groups of companies. Contact us for more current data.

  **  Source: ICI as of June 30, 2015 for Columbia Management Investment Advisers, LLC.

  ***  Source: Investment Association as of June 2015 for Threadneedle Asset Management Limited.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

Get the market insight you need from our investment experts

Connect with Columbia Threadneedle Investments

Investor insight

Find economic and market commentary, investment videos, white papers, mutual fund commentary and more at columbiathreadneedle.com/us.

  Columbia Threadneedle Investor Newsletter (e-newsletter)

Read our award-winning* shareholder newsletter. Our quarterly newsletter is available online and provides timely and relevant content about economic trends, fund news, service enhancements and changes. Sign up to receive the newsletter electronically at columbiathreadneedle.com/
us/newsletter.

  Investment videos

Get analysis of current events and trends that may affect your investments. Visit our online video library to watch and discover what our thought leaders are saying about the financial markets and economy.

  Social media

We offer you multiple ways to access our market commentary and investment insights.

■  Perspectives blog at columbiathreadneedle.com/us
Read timely posts by our investment team, including our chief investment officer, chief economist and portfolio managers.

■  twitter.com/CTinvest_US
Follow us on Twitter for quick, up-to-the-minute comments on market news and more.

■  youtube.com/CTinvestUS
View our commentaries on the economy, markets and current investment opportunities.

■  linkedin.com/company/columbia-threadneedle-investments-us
Connect with us on LinkedIn for updates from our thought leaders.

*Columbia Threadneedle Investor Newsletter was awarded top honors in the Mutual Fund Education Alliance STAR Awards competition for excellence in mutual fund marketing and communications in 2011, 2012 and 2013. Materials in the competition were evaluated on educational value, message comprehension, effective design and objectives.

Not part of the shareholder report

PRESIDENT'S MESSAGE

Dear Shareholder,

Today's investors are typically focused on outcomes, like living a certain retirement lifestyle, paying for college education or building a legacy. But in today's complex global investment landscape, even simple goals are not easily achieved.

At Columbia Threadneedle Investments, we aspire to help satisfy five core needs of today's investors:

■  Generate an appropriate stream of income in retirement

Traditional approaches to generating income may not provide the diversification benefits they once did, and they may actually introduce unwanted risk in today's market. To seek to improve your potential to live comfortably long term, we endeavor to pursue investments that explore less traveled paths to income.

■  Navigate a changing interest rate environment

Today's uncertain market environment includes the prospect of a rise in interest rates. Blending traditional investments with non-traditional or alternative products may help protect your wealth during periods of volatility. We can help strengthen your portfolio with agile products designed to take on the market's ups and downs.

■  Maximize after-tax returns

In an environment where what you keep may be more important than what you earn, municipal bonds can help mitigate high tax burdens while providing potentially attractive yields. Our state and federal tax-exempt products are aimed at helping investors manage risk, minimize the fluctuation of capital and grow wealth on a more tax-efficient basis.

■  Grow assets to achieve financial goals

We believe that finding and protecting growth comes from a disciplined security selection process designed to create excess return. Our goal is to provide investment solutions built to help you face today's market challenges and grow your assets at each crossroad of your journey.

■  Ease the impact of volatile markets

Despite a bull market run that has benefited many investors over the past several years, it's important to remember the lessons of 2008 and the value that a well-diversified portfolio may provide through times of market volatility. We are here to help you hold onto the savings you have worked tirelessly to amass, and to provide you the best opportunity to maintain your standard of living regardless of market conditions.

Find out today how we can help you confidently invest to realize your dreams. Please visit us at blog.columbiathreadneedleus.com/our-best-ideas to learn more about our unique investment solutions.

The world is constantly changing, but our priority remains the same: to help you secure your finances, meet your goals and achieve success. Thank you for your continued investment with us.

Sincerely,

Christopher O. Petersen
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit columbiathreadneedle.com/us. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2015

COLUMBIA LARGE CAP INDEX FUND

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	17
Statement of Operations	19
Statement of Changes in Net Assets	20
Financial Highlights	22
Notes to Financial Statements	27
Interim Approval of Investment Management Services Agreement	35
Approval of Investment Management Services Agreement	37
Important Information About This Report	39

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiathreadneedle.com/us or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2015

COLUMBIA LARGE CAP INDEX FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia Large Cap Index Fund (the Fund) Class A shares returned -5.50% for the six-month period that ended August 31, 2015.

■  The Fund underperformed its benchmark, the unmanaged S&P 500 Index, which returned -5.32% for the same period.

Average Annual Total Returns (%) (for period ended August 31, 2015)

	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class A	10/10/95	-5.50	0.06	15.37	6.73
Class B*	09/23/05
Excluding sales charges		-5.87	-0.68	14.53	5.95
Including sales charges		-10.54	-5.57	14.30	5.95
Class I*	11/16/11	-5.39	0.30	15.65	6.96
Class R5*	11/08/12	-5.37	0.31	15.66	7.00
Class Z	12/15/93	-5.39	0.29	15.66	7.00
S&P 500 Index		-5.32	0.48	15.87	7.15

Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedle.com/us or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedle.com/us/investment-products/mutual-funds/
appended-performance for more information.

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2015
2

COLUMBIA LARGE CAP INDEX FUND

PORTFOLIO OVERVIEW

(Unaudited)

Top Ten Holdings (%) (at August 31, 2015)
Apple, Inc.	3.7
Microsoft Corp.	2.0
Exxon Mobil Corp.	1.8
Johnson & Johnson	1.5
General Electric Co.	1.4
Wells Fargo & Co.	1.4
Berkshire Hathaway, Inc., Class B	1.4
JPMorgan Chase & Co.	1.4
AT&T, Inc.	1.2
Pfizer, Inc.	1.1

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at August 31, 2015)
Common Stocks	94.9
Money Market Funds	5.1
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Equity Sector Breakdown (%) (at August 31, 2015)
Consumer Discretionary	12.9
Consumer Staples	9.7
Energy	7.3
Financials	16.6
Health Care	15.2
Industrials	9.9
Information Technology	20.1
Materials	2.9
Telecommunication Services	2.4
Utilities	3.0
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

Portfolio Management

Christopher Lo, CFA

Vadim Shteyn

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on a fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2015 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2015
3

COLUMBIA LARGE CAP INDEX FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

March 1, 2015 – August 31, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	945.00	1,023.00	2.21	2.30	0.45
Class B	1,000.00	1,000.00	941.30	1,019.21	5.89	6.12	1.20
Class I	1,000.00	1,000.00	946.10	1,024.26	0.98	1.02	0.20
Class R5	1,000.00	1,000.00	946.30	1,024.26	0.98	1.02	0.20
Class Z	1,000.00	1,000.00	946.10	1,024.26	0.98	1.02	0.20

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2015
4

COLUMBIA LARGE CAP INDEX FUND

PORTFOLIO OF INVESTMENTS

August 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 97.7%

Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY 12.6%
Auto Components 0.4%
BorgWarner, Inc.	42,529	1,855,965
Delphi Automotive PLC	54,267	4,098,244
Goodyear Tire & Rubber Co. (The)	50,705	1,509,488
Johnson Controls, Inc.	123,083	5,063,635
Total		12,527,332
Automobiles 0.6%
Ford Motor Co.	747,216	10,363,886
General Motors Co.	253,754	7,470,518
Harley-Davidson, Inc.	39,299	2,202,709
Total		20,037,113
Distributors 0.1%
Genuine Parts Co.	28,608	2,388,482
Diversified Consumer Services 0.1%
H&R Block, Inc.	51,735	1,760,025
Hotels, Restaurants & Leisure 1.8%
Carnival Corp.	84,772	4,173,326
Chipotle Mexican Grill, Inc.(a)	5,834	4,142,198
Darden Restaurants, Inc.	23,644	1,608,029
Marriott International, Inc., Class A	38,762	2,738,923
McDonald's Corp.	180,166	17,119,373
Royal Caribbean Cruises Ltd.	31,000	2,732,960
Starbucks Corp.	282,034	15,430,080
Starwood Hotels & Resorts Worldwide, Inc.	32,122	2,295,759
Wyndham Worldwide Corp.	22,563	1,725,618
Wynn Resorts Ltd.	15,323	1,149,991
Yum! Brands, Inc.	81,275	6,483,307
Total		59,599,564
Household Durables 0.4%
D.R. Horton, Inc.	62,710	1,904,503
Garmin Ltd.	22,667	852,506
Harman International Industries, Inc.	13,375	1,307,272
Leggett & Platt, Inc.	25,902	1,150,567
Lennar Corp., Class A	33,560	1,708,204
Mohawk Industries, Inc.(a)	11,680	2,300,610
Newell Rubbermaid, Inc.	50,506	2,127,818
PulteGroup, Inc.	61,679	1,276,138
Whirlpool Corp.	14,779	2,484,350
Total		15,111,968

Common Stocks (continued)

Issuer	Shares	Value ($)
Internet & Catalog Retail 1.8%
Amazon.com, Inc.(a)	71,771	36,810,628
Expedia, Inc.	18,739	2,154,798
Netflix, Inc.(a)	79,764	9,175,253
Priceline Group, Inc. (The)(a)	9,739	12,160,505
TripAdvisor, Inc.(a)	21,036	1,470,416
Total		61,771,600
Leisure Products 0.1%
Hasbro, Inc.	21,057	1,570,641
Mattel, Inc.	63,595	1,490,031
Total		3,060,672
Media 3.1%
Cablevision Systems Corp., Class A	41,443	1,043,120
CBS Corp., Class B Non Voting	85,103	3,850,060
Comcast Corp., Class A	472,450	26,613,108
Discovery Communications, Inc., Class A(a)	28,032	745,651
Discovery Communications, Inc., Class C(a)	49,072	1,244,466
Interpublic Group of Companies, Inc. (The)	77,615	1,465,371
News Corp., Class A(a)	94,121	1,282,869
Omnicom Group, Inc.	45,923	3,075,923
Scripps Networks Interactive, Inc., Class A	17,867	948,559
TEGNA, Inc.	42,640	1,014,406
Time Warner Cable, Inc.	53,138	9,884,731
Time Warner, Inc.	154,997	11,020,287
Twenty-First Century Fox, Inc., Class A	332,584	9,109,476
Viacom, Inc., Class B	67,151	2,737,746
Walt Disney Co. (The)	293,414	29,893,018
Total		103,928,791
Multiline Retail 0.7%
Dollar General Corp.	55,846	4,159,969
Dollar Tree, Inc.(a)	41,891	3,194,608
Kohl's Corp.	37,195	1,898,061
Macy's, Inc.	63,236	3,706,262
Nordstrom, Inc.	26,497	1,931,101
Target Corp.	120,013	9,326,210
Total		24,216,211

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
5

COLUMBIA LARGE CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2015 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Specialty Retail 2.6%
Advance Auto Parts, Inc.	13,750	2,409,688
AutoNation, Inc.(a)	14,149	846,676
AutoZone, Inc.(a)	5,967	4,272,312
Bed Bath & Beyond, Inc.(a)	32,201	2,000,004
Best Buy Co., Inc.	55,039	2,022,133
CarMax, Inc.(a)	39,325	2,398,825
GameStop Corp., Class A	20,062	852,234
Gap, Inc. (The)	49,420	1,621,470
Home Depot, Inc. (The)	244,152	28,433,942
L Brands, Inc.	46,096	3,867,454
Lowe's Companies, Inc.	175,308	12,126,054
O'Reilly Automotive, Inc.(a)	18,984	4,557,489
Ross Stores, Inc.	77,774	3,781,372
Signet Jewelers Ltd.	15,060	2,078,280
Staples, Inc.	120,418	1,711,140
Tiffany & Co.	21,124	1,737,449
TJX Companies, Inc. (The)	127,883	8,992,733
Tractor Supply Co.	25,640	2,187,348
Urban Outfitters, Inc.(a)	18,305	564,892
Total		86,461,495
Textiles, Apparel & Luxury Goods 0.9%
Coach, Inc.	51,934	1,571,004
Fossil Group, Inc.(a)	8,071	497,012
Hanesbrands, Inc.	75,500	2,273,305
Michael Kors Holdings Ltd.(a)	37,350	1,623,231
Nike, Inc., Class B	130,899	14,627,963
PVH Corp.	15,545	1,849,544
Ralph Lauren Corp.	11,360	1,263,118
Under Armour, Inc., Class A(a)	31,600	3,018,748
VF Corp.	63,907	4,628,784
Total		31,352,709
Total Consumer Discretionary		422,215,962
CONSUMER STAPLES 9.4%
Beverages 2.1%
Brown-Forman Corp., Class B	29,289	2,873,251
Coca-Cola Co. (The)	737,334	28,991,973
Coca-Cola Enterprises, Inc.	40,290	2,074,532
Constellation Brands, Inc., Class A	31,842	4,075,776

Common Stocks (continued)

Issuer	Shares	Value ($)
Dr. Pepper Snapple Group, Inc.	36,034	2,764,889
Molson Coors Brewing Co., Class B	30,009	2,043,313
Monster Beverage Corp.(a)	27,633	3,826,065
PepsiCo, Inc.	277,437	25,782,220
Total		72,432,019
Food & Staples Retailing 2.6%
Costco Wholesale Corp.	82,608	11,569,250
CVS Health Corp.	212,078	21,716,787
Kraft Heinz Co. (The)	111,323	8,088,729
Kroger Co. (The)	184,274	6,357,453
SYSCO Corp.	111,609	4,449,851
Wal-Mart Stores, Inc.	296,616	19,199,954
Walgreens Boots Alliance, Inc.	164,016	14,195,585
Whole Foods Market, Inc.	67,345	2,206,222
Total		87,783,831
Food Products 1.4%
Archer-Daniels-Midland Co.	116,607	5,246,149
Campbell Soup Co.	33,406	1,603,154
ConAgra Foods, Inc.	80,272	3,345,737
General Mills, Inc.	112,039	6,359,334
Hershey Co. (The)	27,588	2,469,678
Hormel Foods Corp.	25,332	1,547,785
JM Smucker Co. (The)	18,221	2,144,976
Kellogg Co.	47,099	3,121,722
Keurig Green Mountain, Inc.	21,710	1,228,786
McCormick & Co., Inc.	24,023	1,904,543
Mead Johnson Nutrition Co.	38,073	2,982,639
Mondelez International, Inc., Class A	305,742	12,951,231
Tyson Foods, Inc., Class A	54,832	2,318,297
Total		47,224,031
Household Products 1.7%
Clorox Co. (The)	24,659	2,741,341
Colgate-Palmolive Co.	159,820	10,038,294
Kimberly-Clark Corp.	68,434	7,290,274
Procter & Gamble Co. (The)	509,940	36,037,460
Total		56,107,369
Personal Products 0.1%
Estee Lauder Companies, Inc. (The), Class A	41,963	3,347,388

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
6

COLUMBIA LARGE CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2015 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Tobacco 1.5%
Altria Group, Inc.	369,638	19,805,204
Philip Morris International, Inc.	291,177	23,235,925
Reynolds American, Inc.	78,127	6,543,136
Total		49,584,265
Total Consumer Staples		316,478,903
ENERGY 7.1%
Energy Equipment & Services 1.2%
Baker Hughes, Inc.	81,707	4,575,592
Cameron International Corp.(a)	35,976	2,401,758
Diamond Offshore Drilling, Inc.	12,628	299,410
Ensco PLC, Class A	44,045	797,655
FMC Technologies, Inc.(a)	43,406	1,509,661
Halliburton Co.	159,932	6,293,324
Helmerich & Payne, Inc.	20,233	1,193,949
National Oilwell Varco, Inc.	72,907	3,086,153
Schlumberger Ltd.	238,659	18,465,047
Transocean Ltd.	64,200	913,566
Total		39,536,115
Oil, Gas & Consumable Fuels 5.9%
Anadarko Petroleum Corp.	95,474	6,834,029
Apache Corp.	70,875	3,206,385
Cabot Oil & Gas Corp.	77,743	1,840,177
Chesapeake Energy Corp.	97,280	759,757
Chevron Corp.	353,455	28,626,320
Cimarex Energy Co.	17,605	1,945,529
Columbia Pipeline Group, Inc.	59,657	1,512,902
ConocoPhillips	231,744	11,390,218
CONSOL Energy, Inc.	43,008	655,012
Devon Energy Corp.	72,634	3,098,566
EOG Resources, Inc.	103,179	8,079,948
EQT Corp.	28,635	2,228,376
Exxon Mobil Corp.(b)	785,885	59,129,987
Hess Corp.	45,912	2,729,468
Kinder Morgan, Inc.	326,023	10,566,405
Marathon Oil Corp.	126,870	2,193,582
Marathon Petroleum Corp.	102,110	4,830,824
Murphy Oil Corp.	31,443	974,733
Newfield Exploration Co.(a)	30,605	1,019,453

Common Stocks (continued)

Issuer	Shares	Value ($)
Noble Energy, Inc.	80,455	2,688,002
Occidental Petroleum Corp.	144,379	10,541,111
ONEOK, Inc.	39,237	1,412,924
Phillips 66	101,935	8,060,000
Pioneer Natural Resources Co.	28,061	3,453,187
Range Resources Corp.	31,299	1,208,767
Southwestern Energy Co.(a)	72,735	1,181,216
Spectra Energy Corp.	126,186	3,668,227
Tesoro Corp.	23,668	2,177,693
Valero Energy Corp.	95,598	5,672,785
Williams Companies, Inc. (The)	126,705	6,107,181
Total		197,792,764
Total Energy		237,328,879
FINANCIALS 16.2%
Banks 6.0%
Bank of America Corp.	1,973,986	32,254,931
BB&T Corp.	146,057	5,392,424
Citigroup, Inc.	570,301	30,499,698
Comerica, Inc.	33,455	1,472,020
Fifth Third Bancorp	152,238	3,032,581
Huntington Bancshares, Inc.	151,972	1,658,015
JPMorgan Chase & Co.	697,537	44,712,122
KeyCorp	159,450	2,190,843
M&T Bank Corp.	24,997	2,955,645
People's United Financial, Inc.	58,100	900,550
PNC Financial Services Group, Inc. (The)	97,345	8,870,076
Regions Financial Corp.	251,933	2,416,038
SunTrust Banks, Inc.	97,030	3,917,101
U.S. Bancorp	333,260	14,113,561
Wells Fargo & Co.	880,743	46,970,024
Zions Bancorporation	38,191	1,107,539
Total		202,463,168
Capital Markets 2.2%
Affiliated Managers Group, Inc.(a)	10,285	1,917,535
Ameriprise Financial, Inc.(c)	34,096	3,841,596
Bank of New York Mellon Corp. (The)	210,797	8,389,721
BlackRock, Inc.	23,867	7,219,051
Charles Schwab Corp. (The)	217,265	6,600,511
E*TRADE Financial Corp.(a)	54,489	1,432,516

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
7

COLUMBIA LARGE CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2015 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Franklin Resources, Inc.	73,315	2,975,123
Goldman Sachs Group, Inc. (The)	75,521	14,243,261
Invesco Ltd.	80,958	2,761,477
Legg Mason, Inc.	18,334	812,746
Morgan Stanley	288,820	9,949,849
Northern Trust Corp.	41,232	2,879,643
State Street Corp.	77,376	5,564,882
T. Rowe Price Group, Inc.	49,390	3,550,153
Total		72,138,064
Consumer Finance 0.8%
American Express Co.	164,201	12,597,501
Capital One Financial Corp.	102,702	7,985,080
Discover Financial Services	83,169	4,468,670
Navient Corp.	73,125	935,269
Total		25,986,520
Diversified Financial Services 2.0%
Berkshire Hathaway, Inc., Class B(a)	342,800	45,948,912
CME Group, Inc.	59,636	5,632,024
Intercontinental Exchange, Inc.	21,001	4,796,838
Leucadia National Corp.	59,274	1,272,020
McGraw Hill Financial, Inc.	51,444	4,989,554
Moody's Corp.	33,436	3,420,837
NASDAQ OMX Group, Inc. (The)	22,263	1,139,643
Total		67,199,828
Insurance 2.7%
ACE Ltd.	61,387	6,271,296
Aflac, Inc.	81,549	4,778,771
Allstate Corp. (The)	76,877	4,480,392
American International Group, Inc.	250,628	15,122,893
Aon PLC	52,959	4,948,489
Assurant, Inc.	12,764	949,003
Chubb Corp. (The)	43,185	5,217,180
Cincinnati Financial Corp.	27,800	1,454,774
Genworth Financial, Inc., Class A(a)	93,493	484,294
Hartford Financial Services Group, Inc. (The)	78,928	3,626,742
Lincoln National Corp.	47,561	2,415,623
Loews Corp.	55,839	2,035,332
Marsh & McLennan Companies, Inc.	101,195	5,437,207
MetLife, Inc.	209,728	10,507,373

Common Stocks (continued)

Issuer	Shares	Value ($)
Principal Financial Group, Inc.	51,510	2,593,528
Progressive Corp. (The)	100,351	3,006,516
Prudential Financial, Inc.	85,143	6,871,040
Torchmark Corp.	23,706	1,385,853
Travelers Companies, Inc. (The)	59,904	5,963,443
Unum Group	46,902	1,573,093
XL Group PLC	57,640	2,149,396
Total		91,272,238
Real Estate Investment Trusts (REITs) 2.4%
American Tower Corp.	79,528	7,331,686
Apartment Investment & Management Co., Class A	29,379	1,058,525
AvalonBay Communities, Inc.	24,847	4,101,246
Boston Properties, Inc.	28,833	3,269,085
Care Capital Properties, Inc.(a)(d)	—	8
Crown Castle International Corp.	63,433	5,289,678
Equity Residential	68,415	4,874,569
Essex Property Trust, Inc.	12,280	2,635,534
General Growth Properties, Inc.	118,265	3,001,566
HCP, Inc.	86,773	3,215,807
Health Care REIT, Inc.	65,978	4,179,706
Host Hotels & Resorts, Inc.	142,414	2,525,000
Iron Mountain, Inc.	35,226	998,305
Kimco Realty Corp.	77,581	1,788,242
Macerich Co. (The)	26,478	2,017,094
Plum Creek Timber Co., Inc.	33,006	1,270,401
ProLogis, Inc.	98,504	3,743,152
Public Storage	27,303	5,495,275
Realty Income Corp.	43,710	1,953,400
Simon Property Group, Inc.	58,505	10,491,117
SL Green Realty Corp.	18,720	1,937,707
Ventas, Inc.	62,193	3,421,859
Vornado Realty Trust	32,915	2,869,859
Weyerhaeuser Co.	97,316	2,719,009
Total		80,187,830
Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A(a)	52,575	1,683,452
Thrifts & Mortgage Finance —%
Hudson City Bancorp, Inc.	90,574	842,338
Total Financials		541,773,438

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
8

COLUMBIA LARGE CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2015 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
HEALTH CARE 14.9%
Biotechnology 3.2%
Alexion Pharmaceuticals, Inc.(a)	42,083	7,246,272
Amgen, Inc.	142,913	21,691,335
Baxalta, Inc.	102,299	3,595,810
Biogen, Inc.(a)	44,215	13,145,119
Celgene Corp.(a)	149,083	17,603,721
Gilead Sciences, Inc.	276,226	29,023,066
Regeneron Pharmaceuticals, Inc.(a)	14,169	7,275,782
Vertex Pharmaceuticals, Inc.(a)	45,820	5,842,966
Total		105,424,071
Health Care Equipment & Supplies 2.1%
Abbott Laboratories	279,826	12,673,319
Baxter International, Inc.	102,299	3,933,397
Becton Dickinson and Co.	39,356	5,549,983
Boston Scientific Corp.(a)	251,994	4,218,380
CR Bard, Inc.	13,951	2,703,564
DENTSPLY International, Inc.	26,278	1,377,230
Edwards Lifesciences Corp.(a)	20,216	2,848,030
Intuitive Surgical, Inc.(a)	6,927	3,539,351
Medtronic PLC	267,853	19,363,093
St. Jude Medical, Inc.	52,649	3,728,076
Stryker Corp.	56,193	5,543,439
Varian Medical Systems, Inc.(a)	18,753	1,523,681
Zimmer Biomet Holdings, Inc.	32,064	3,320,548
Total		70,322,091
Health Care Providers & Services 2.8%
Aetna, Inc.	65,640	7,517,093
AmerisourceBergen Corp.	39,231	3,924,669
Anthem, Inc.	49,723	7,013,429
Cardinal Health, Inc.	62,181	5,115,631
CIGNA Corp.	48,370	6,810,012
DaVita HealthCare Partners, Inc.(a)	32,319	2,444,609
Express Scripts Holding Co.(a)	127,007	10,617,785
Five Star Quality Care, Inc.(d)(e)	—	1
HCA Holdings, Inc.(a)	54,510	4,721,656
Henry Schein, Inc.(a)	15,720	2,150,653
Humana, Inc.	28,158	5,147,001
Laboratory Corp. of America Holdings(a)	18,868	2,222,839
McKesson Corp.	43,527	8,600,065

Common Stocks (continued)

Issuer	Shares	Value ($)
Patterson Companies, Inc.	16,102	737,955
Quest Diagnostics, Inc.	27,003	1,830,803
Tenet Healthcare Corp.(a)	18,650	918,140
UnitedHealth Group, Inc.	178,918	20,700,813
Universal Health Services, Inc., Class B	17,130	2,349,208
Total		92,822,362
Health Care Technology 0.1%
Cerner Corp.(a)	57,556	3,554,659
Life Sciences Tools & Services 0.4%
Agilent Technologies, Inc.	62,628	2,274,023
PerkinElmer, Inc.	21,275	1,035,667
Thermo Fisher Scientific, Inc.	74,815	9,379,556
Waters Corp.(a)	15,548	1,887,216
Total		14,576,462
Pharmaceuticals 6.3%
AbbVie, Inc.	323,207	20,171,349
Allergan PLC(a)	73,764	22,405,077
Bristol-Myers Squibb Co.	313,330	18,633,735
Eli Lilly & Co.	183,558	15,116,001
Endo International PLC(a)	38,110	2,934,470
Hospira, Inc.(a)	32,478	2,922,046
Johnson & Johnson	521,224	48,984,632
Mallinckrodt PLC(a)	21,990	1,896,418
Merck & Co., Inc.	531,033	28,596,127
Mylan NV(a)	77,371	3,836,828
Perrigo Co. PLC	27,489	5,029,662
Pfizer, Inc.	1,157,397	37,291,331
Zoetis, Inc.	93,977	4,216,748
Total		212,034,424
Total Health Care		498,734,069
INDUSTRIALS 9.7%
Aerospace & Defense 2.6%
Boeing Co. (The)	120,882	15,796,860
General Dynamics Corp.	58,703	8,337,587
Honeywell International, Inc.	146,932	14,585,940
L-3 Communications Holdings, Inc.	15,484	1,633,097
Lockheed Martin Corp.	50,292	10,117,745
Northrop Grumman Corp.	36,420	5,963,411
Precision Castparts Corp.	25,986	5,983,276

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
9

COLUMBIA LARGE CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2015 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Raytheon Co.	57,354	5,882,226
Rockwell Collins, Inc.	24,857	2,034,545
Textron, Inc.	52,190	2,024,972
United Technologies Corp.	155,606	14,255,066
Total		86,614,725
Air Freight & Logistics 0.7%
CH Robinson Worldwide, Inc.	27,407	1,848,054
Expeditors International of Washington, Inc.	35,953	1,760,619
FedEx Corp.	49,554	7,463,328
United Parcel Service, Inc., Class B	130,437	12,737,173
Total		23,809,174
Airlines 0.5%
American Airlines Group, Inc.	130,220	5,075,976
Delta Air Lines, Inc.	154,375	6,758,537
Southwest Airlines Co.	125,611	4,609,924
Total		16,444,437
Building Products 0.1%
Allegion PLC	17,987	1,072,205
Masco Corp.	65,336	1,713,763
Total		2,785,968
Commercial Services & Supplies 0.4%
ADT Corp. (The)	32,197	1,055,418
Cintas Corp.	17,851	1,517,156
Pitney Bowes, Inc.	37,906	750,918
Republic Services, Inc.	46,886	1,921,388
Stericycle, Inc.(a)	15,985	2,256,123
Tyco International PLC	79,135	2,871,809
Waste Management, Inc.	80,029	4,006,252
Total		14,379,064
Construction & Engineering 0.1%
Fluor Corp.	27,712	1,264,221
Jacobs Engineering Group, Inc.(a)	23,602	953,757
Quanta Services, Inc.(a)	39,817	965,164
Total		3,183,142
Electrical Equipment 0.5%
AMETEK, Inc.	45,400	2,443,428
Eaton Corp. PLC	87,801	5,009,925
Emerson Electric Co.	125,618	5,994,491

Common Stocks (continued)

Issuer	Shares	Value ($)
Rockwell Automation, Inc.	25,295	2,828,740
Total		16,276,584
Industrial Conglomerates 2.3%
3M Co.	119,233	16,947,779
Danaher Corp.	115,747	10,072,304
General Electric Co.	1,893,876	47,006,002
Roper Technologies, Inc.	18,891	3,062,042
Total		77,088,127
Machinery 1.3%
Caterpillar, Inc.	113,461	8,672,959
Cummins, Inc.	31,517	3,837,195
Deere & Co.	62,753	5,131,940
Dover Corp.	30,145	1,867,483
Flowserve Corp.	25,314	1,142,421
Illinois Tool Works, Inc.	63,580	5,374,417
Ingersoll-Rand PLC	49,756	2,751,009
Joy Global, Inc.	18,316	443,613
PACCAR, Inc.	66,690	3,932,709
Parker-Hannifin Corp.	26,061	2,805,727
Pentair PLC	33,765	1,866,867
Snap-On, Inc.	10,958	1,750,760
Stanley Black & Decker, Inc.	28,894	2,933,319
Xylem, Inc.	34,095	1,106,383
Total		43,616,802
Professional Services 0.2%
Dun & Bradstreet Corp. (The)	6,778	718,265
Equifax, Inc.	22,369	2,189,925
Nielsen Holdings PLC	69,380	3,138,057
Robert Half International, Inc.	25,394	1,295,856
Total		7,342,103
Road & Rail 0.8%
CSX Corp.	185,703	5,084,548
JB Hunt Transport Services, Inc.	17,310	1,259,822
Kansas City Southern	20,782	1,927,323
Norfolk Southern Corp.	57,301	4,464,321
Ryder System, Inc.	10,021	821,421
Union Pacific Corp.	164,578	14,110,918
Total		27,668,353

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
10

COLUMBIA LARGE CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2015 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Trading Companies & Distributors 0.2%
Fastenal Co.	51,093	1,969,124
United Rentals, Inc.(a)	18,225	1,263,539
WW Grainger, Inc.	11,197	2,501,858
Total		5,734,521
Total Industrials		324,943,000
INFORMATION TECHNOLOGY 19.6%
Communications Equipment 1.5%
Cisco Systems, Inc.	955,949	24,739,960
F5 Networks, Inc.(a)	13,523	1,641,827
Harris Corp.	23,168	1,779,766
Juniper Networks, Inc.	66,046	1,698,043
Motorola Solutions, Inc.	34,891	2,261,635
QUALCOMM, Inc.	306,294	17,330,114
Total		49,451,345
Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp., Class A	58,068	3,040,441
Corning, Inc.	236,555	4,071,112
FLIR Systems, Inc.	26,334	753,942
TE Connectivity Ltd.	76,421	4,531,001
Total		12,396,496
Internet Software & Services 3.6%
Akamai Technologies, Inc.(a)	33,562	2,393,306
eBay, Inc.(a)	207,788	5,633,133
Equinix, Inc.	10,700	2,886,539
Facebook, Inc., Class A(a)	395,875	35,403,101
Google, Inc., Class A(a)	53,794	34,848,829
Google, Inc., Class C(a)	53,947	33,352,733
VeriSign, Inc.(a)	19,697	1,357,911
Yahoo!, Inc.(a)	164,039	5,288,617
Total		121,164,169
IT Services 3.6%
Accenture PLC, Class A	117,712	11,096,710
Alliance Data Systems Corp.(a)	11,665	3,000,121
Automatic Data Processing, Inc.	88,250	6,823,490
Cognizant Technology Solutions Corp., Class A(a)	114,757	7,222,806
Computer Sciences Corp.	25,878	1,604,177
Fidelity National Information Services, Inc.	53,278	3,679,379

Common Stocks (continued)

Issuer	Shares	Value ($)
Fiserv, Inc.(a)	44,509	3,795,283
International Business Machines Corp.	172,132	25,456,602
MasterCard, Inc., Class A	182,170	16,827,043
Paychex, Inc.	61,449	2,744,312
PayPal Holdings, Inc.(a)	207,788	7,272,580
Teradata Corp.(a)	26,693	780,236
Total System Services, Inc.	30,837	1,413,260
Visa, Inc., Class A	363,334	25,905,714
Western Union Co. (The)	97,044	1,789,491
Xerox Corp.	195,045	1,983,608
Total		121,394,812
Semiconductors & Semiconductor Equipment 2.3%
Altera Corp.	56,592	2,747,542
Analog Devices, Inc.	58,929	3,291,774
Applied Materials, Inc.	231,497	3,723,629
Avago Technologies Ltd.	48,835	6,151,745
Broadcom Corp., Class A	102,221	5,281,759
First Solar, Inc.(a)	14,215	680,046
Intel Corp.	891,689	25,448,804
KLA-Tencor Corp.	30,059	1,506,256
Lam Research Corp.	29,759	2,165,562
Linear Technology Corp.	45,013	1,813,124
Microchip Technology, Inc.	39,530	1,680,025
Micron Technology, Inc.(a)	202,490	3,322,861
NVIDIA Corp.	96,064	2,159,519
Qorvo, Inc.(a)	28,090	1,559,276
Skyworks Solutions, Inc.	35,920	3,137,612
Texas Instruments, Inc.	195,549	9,355,064
Xilinx, Inc.	48,606	2,036,105
Total		76,060,703
Software 3.7%
Activision Blizzard, Inc.	94,180	2,696,373
Adobe Systems, Inc.(a)	89,333	7,018,894
Autodesk, Inc.(a)	42,788	2,000,339
CA, Inc.	59,499	1,623,728
Citrix Systems, Inc.(a)	30,127	2,051,950
Electronic Arts, Inc.(a)	58,446	3,866,203
Intuit, Inc.	51,813	4,442,965
Microsoft Corp.	1,520,522	66,173,117
Oracle Corp.	599,210	22,224,699

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
11

COLUMBIA LARGE CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2015 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Red Hat, Inc.(a)	34,461	2,488,429
Salesforce.com, inc.(a)	114,597	7,948,448
Symantec Corp.	127,950	2,621,695
Total		125,156,840
Technology Hardware, Storage & Peripherals 4.5%
Apple, Inc.	1,082,849	122,102,053
EMC Corp.	365,028	9,078,246
Hewlett-Packard Co.	339,533	9,527,296
NetApp, Inc.	58,609	1,873,144
SanDisk Corp.	39,080	2,132,205
Seagate Technology PLC	59,651	3,066,061
Western Digital Corp.	40,801	3,344,050
Total		151,123,055
Total Information Technology		656,747,420
MATERIALS 2.9%
Chemicals 2.1%
Air Products & Chemicals, Inc.	36,330	5,069,125
Airgas, Inc.	12,778	1,233,333
CF Industries Holdings, Inc.	44,235	2,538,204
Dow Chemical Co. (The)	203,697	8,913,781
Eastman Chemical Co.	27,997	2,028,663
Ecolab, Inc.	50,373	5,497,709
EI du Pont de Nemours & Co.	170,152	8,762,828
FMC Corp.	25,095	1,061,769
International Flavors & Fragrances, Inc.	15,206	1,665,817
LyondellBasell Industries NV, Class A	73,838	6,304,288
Monsanto Co.	89,492	8,738,894
Mosaic Co. (The)	58,333	2,381,736
PPG Industries, Inc.	51,102	4,869,510
Praxair, Inc.	54,192	5,730,804
Sherwin-Williams Co. (The)	14,886	3,807,988
Sigma-Aldrich Corp.	22,444	3,128,918
Total		71,733,367
Construction Materials 0.1%
Martin Marietta Materials, Inc.	11,665	1,957,387
Vulcan Materials Co.	24,934	2,334,321
Total		4,291,708
Containers & Packaging 0.3%
Avery Dennison Corp.	17,109	993,691

Common Stocks (continued)

Issuer	Shares	Value ($)
Ball Corp.	25,907	1,707,530
Owens-Illinois, Inc.(a)	30,312	632,005
Sealed Air Corp.	39,504	2,032,481
Westrock Co.	49,008	2,908,625
Total		8,274,332
Metals & Mining 0.3%
Alcoa, Inc.	246,155	2,326,165
Freeport-McMoRan, Inc.	195,486	2,079,971
Newmont Mining Corp.	99,406	1,696,860
Nucor Corp.	59,985	2,596,751
Total		8,699,747
Paper & Forest Products 0.1%
International Paper Co.	79,485	3,428,983
Total Materials		96,428,137
TELECOMMUNICATION SERVICES 2.4%
Diversified Telecommunication Services 2.4%
AT&T, Inc.	1,154,890	38,342,348
CenturyLink, Inc.	105,962	2,865,213
Frontier Communications Corp.	216,781	1,099,080
Level 3 Communications, Inc.(a)	55,295	2,473,345
Verizon Communications, Inc.	766,596	35,271,082
Total		80,051,068
Total Telecommunication Services		80,051,068
UTILITIES 2.9%
Electric Utilities 1.7%
American Electric Power Co., Inc.	92,085	4,999,295
Duke Energy Corp.	129,977	9,216,669
Edison International	61,241	3,581,374
Entergy Corp.	33,740	2,204,234
Eversource Energy	59,706	2,820,511
Exelon Corp.	161,883	4,979,521
FirstEnergy Corp.	79,327	2,535,291
NextEra Energy, Inc.	83,473	8,214,578
Pepco Holdings, Inc.	47,524	1,092,102
Pinnacle West Capital Corp.	20,814	1,239,057
PPL Corp.	125,581	3,891,755
Southern Co. (The)	170,722	7,411,042
Xcel Energy, Inc.	95,276	3,213,660
Total		55,399,089

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
12

COLUMBIA LARGE CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2015 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Gas Utilities —%
AGL Resources, Inc.	22,543	1,374,897
Independent Power and Renewable Electricity Producers 0.1%
AES Corp. (The)	128,268	1,539,216
NRG Energy, Inc.	62,683	1,248,645
Total		2,787,861
Multi-Utilities 1.1%
Ameren Corp.	45,609	1,837,587
CenterPoint Energy, Inc.	80,864	1,505,688
CMS Energy Corp.	51,871	1,700,331
Consolidated Edison, Inc.	55,049	3,463,133
Dominion Resources, Inc.	111,550	7,780,613
DTE Energy Co.	33,707	2,631,168
NiSource, Inc.	59,657	1,001,641
PG&E Corp.	90,249	4,474,545
Public Service Enterprise Group, Inc.	95,080	3,826,970
SCANA Corp.	26,861	1,420,678
Sempra Energy	43,748	4,149,498
TECO Energy, Inc.	44,195	931,189
WEC Energy Group, Inc.	59,245	2,823,024
Total		37,546,065
Total Utilities		97,107,912
Total Common Stocks (Cost: $2,070,390,429)		3,271,808,788

Money Market Funds 5.2%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.150%(c)(f)	174,409,583	174,409,583
Total Money Market Funds (Cost: $174,409,583)		174,409,583
Total Investments (Cost: $2,244,800,012)		3,446,218,371
Other Assets & Liabilities, Net		(96,916,114)
Net Assets		3,349,302,257

At August 31, 2015, securities totaling $11,981,970 were pledged as collateral.

Investments in Derivatives

Futures Contracts Outstanding at August 31, 2015

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
S&P 500 FUTURE	163	USD	80,244,900	09/2015	—	(370,146)

Notes to Portfolio of Investments

(a)  Non-income producing investment.

(b)  This security or a portion of this security has been pledged as collateral in connection with derivative contracts.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
13

COLUMBIA LARGE CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2015 (Unaudited)

Notes to Portfolio of Investments (continued)

(c)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Ameriprise Financial, Inc.	1,067,614	244,286	(314,403)	24,108	1,021,605	47,504	3,841,596
Columbia Short-Term Cash Fund	172,199,950	410,303,142	(408,093,509)	—	174,409,583	58,893	174,409,583
Total	173,267,564	410,547,428	(408,407,912)	24,108	175,431,188	106,397	178,251,179

(d)  Represents fractional shares.

(e)  Identifies securities considered by the Investment Manager to be illiquid and may be difficult to sell. The aggregate value of such securities at August 31, 2015 was $1, which represents less than 0.01% of net assets. Information concerning such security holdings at August 31, 2015 is as follows:

Security Description	Acquisition Dates	Cost ($)
Five Star Quality Care, Inc.	01/02/2002	2

(f)  The rate shown is the seven-day current annualized yield at August 31, 2015.

Currency Legend

USD  US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
14

COLUMBIA LARGE CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2015 (Unaudited)

Fair Value Measurements (continued)

These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at August 31, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	422,215,962	—	—	422,215,962
Consumer Staples	316,478,903	—	—	316,478,903
Energy	237,328,879	—	—	237,328,879
Financials	541,773,438	—	—	541,773,438
Health Care	498,734,068	1	—	498,734,069
Industrials	324,943,000	—	—	324,943,000
Information Technology	656,747,420	—	—	656,747,420
Materials	96,428,137	—	—	96,428,137
Telecommunication Services	80,051,068	—	—	80,051,068
Utilities	97,107,912	—	—	97,107,912
Total Common Stocks	3,271,808,787	1	—	3,271,808,788
Money Market Funds	—	174,409,583	—	174,409,583
Total Investments	3,271,808,787	174,409,584	—	3,446,218,371
Derivatives
Liabilities
Futures Contracts	(370,146)	—	—	(370,146)
Total	3,271,438,641	174,409,584	—	3,445,848,225
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
15

COLUMBIA LARGE CAP INDEX FUND

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2015 (Unaudited)

Fair Value Measurements (continued)

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

Derivative instruments are valued at unrealized appreciation (depreciation).

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
	172,199,950	172,199,950

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

There were no transfers of financial assets between Levels 2 and 3 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
16

COLUMBIA LARGE CAP INDEX FUND

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2015 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $2,069,368,824)	$3,267,967,192
Affiliated issuers (identified cost $175,431,188)	178,251,179
Total investments (identified cost $2,244,800,012)	3,446,218,371
Cash	2,602,496
Receivable for:
Investments sold	71,458
Capital shares sold	2,693,320
Dividends	7,605,443
Foreign tax reclaims	712
Expense reimbursement due from Investment Manager	655
Total assets	3,459,192,455
Liabilities
Payable for:
Investments purchased	2,751,469
Capital shares purchased	104,905,543
Variation margin	1,963,417
Investment management fees	57,204
Distribution and/or service fees	20,581
Compensation of board members	191,465
Other expenses	519
Total liabilities	109,890,198
Net assets applicable to outstanding capital stock	$3,349,302,257
Represented by
Paid-in capital	$2,187,700,253
Undistributed net investment income	19,107,892
Accumulated net realized loss	(58,554,101)
Unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	1,198,598,368
Investments — affiliated issuers	2,819,991
Futures contracts	(370,146)
Total — representing net assets applicable to outstanding capital stock	$3,349,302,257

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
17

COLUMBIA LARGE CAP INDEX FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

August 31, 2015 (Unaudited)

Class A
Net assets	$993,367,505
Shares outstanding	26,148,668
Net asset value per share	$37.99
Class B
Net assets	$189,017
Shares outstanding	4,977
Net asset value per share	$37.98
Class I
Net assets	$2,691
Shares outstanding	70
Net asset value per share(a)	$38.19
Class R5
Net assets	$212,311,041
Shares outstanding	5,489,016
Net asset value per share	$38.68
Class Z
Net assets	$2,143,432,003
Shares outstanding	56,119,518
Net asset value per share	$38.19

(a) Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
18

COLUMBIA LARGE CAP INDEX FUND

STATEMENT OF OPERATIONS

Six Months Ended August 31, 2015 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$24,439,667
Dividends — affiliated issuers	106,397
Foreign taxes withheld	(8,259)
Total income	24,537,805
Expenses:
Investment management fees	3,726,757
Distribution and/or service fees
Class A	1,388,979
Class B	1,083
Compensation of board members	33,590
Other	7,588
Total expenses	5,157,997
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(53,904)
Expense reductions	(3,909)
Total net expenses	5,100,184
Net investment income	19,437,621
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(22,739,522)
Investments — affiliated issuers	24,108
Futures contracts	2,217,448
Net realized loss	(20,497,966)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(188,200,103)
Investments — affiliated issuers	(767,530)
Futures contracts	(7,791,101)
Net change in unrealized depreciation	(196,758,734)
Net realized and unrealized loss	(217,256,700)
Net decrease in net assets from operations	$(197,819,079)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
19

COLUMBIA LARGE CAP INDEX FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015
Operations
Net investment income	$19,437,621	$77,497,476
Net realized gain (loss)	(20,497,966)	13,059,168
Net change in unrealized appreciation (depreciation)	(196,758,734)	394,702,946
Net increase (decrease) in net assets resulting from operations	(197,819,079)	485,259,590
Distributions to shareholders
Net investment income
Class A	(7,772,447)	(14,829,787)
Class B	(1,252)	(1,921)
Class I	(22)	(49)
Class R5	(1,630,082)	(2,613,002)
Class Z	(18,610,064)	(39,992,685)
Net realized gains
Class A	(2,731,656)	(398,619)
Class B	(525)	(96)
Class I	(7)	(1)
Class R5	(543,620)	(61,227)
Class Z	(6,206,317)	(899,951)
Total distributions to shareholders	(37,495,992)	(58,797,338)
Increase (decrease) in net assets from capital stock activity	(118,678,342)	73,317,379
Total increase (decrease) in net assets	(353,993,413)	499,779,631
Net assets at beginning of period	3,703,295,670	3,203,516,039
Net assets at end of period	$3,349,302,257	$3,703,295,670
Undistributed net investment income	$19,107,892	$27,684,138

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
20

COLUMBIA LARGE CAP INDEX FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended August 31, 2015 (Unaudited)		Year Ended February 28, 2015
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	4,042,662	162,732,285	12,232,068	466,788,193
Distributions reinvested	242,965	9,898,381	367,515	14,549,403
Redemptions	(5,880,782)	(237,312,673)	(7,070,021)	(270,204,930)
Net increase (decrease)	(1,595,155)	(64,682,007)	5,529,562	211,132,666
Class B shares
Subscriptions	62	2,511	284	10,627
Distributions reinvested	41	1,688	48	1,904
Redemptions(a)	(1,100)	(44,512)	(1,627)	(59,770)
Net decrease	(997)	(40,313)	(1,295)	(47,239)
Class I shares
Redemptions	—	—	(33)	(1,200)
Net increase (decrease)	—	—	(33)	(1,200)
Class R5 shares
Subscriptions	2,711,441	111,644,634	2,040,503	78,666,552
Distributions reinvested	52,429	2,173,702	62,516	2,517,400
Redemptions	(1,397,542)	(57,031,063)	(681,138)	(26,562,692)
Net increase	1,366,328	56,787,273	1,421,881	54,621,260
Class Z shares
Subscriptions	5,662,015	228,156,370	10,922,158	418,946,102
Distributions reinvested	477,767	19,559,767	798,567	31,695,172
Redemptions	(9,024,110)	(358,459,432)	(16,830,574)	(643,029,382)
Net decrease	(2,884,328)	(110,743,295)	(5,109,849)	(192,388,108)
Total net increase (decrease)	(3,114,152)	(118,678,342)	1,840,266	73,317,379

(a) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
21

COLUMBIA LARGE CAP INDEX FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended August 31, 2015		Year Ended February 28,						Year Ended February 29,		Year Ended February 28,
Class A	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$40.60		$35.85		$29.16		$26.35		$25.62		$21.30
Income from investment operations:
Net investment income	0.17	(f)	0.83		0.53		0.50		0.42		0.37
Net realized and unrealized gain (loss)	(2.38)		4.52		6.67		2.88		0.74		4.30
Total from investment operations	(2.21)		5.35		7.20		3.38		1.16		4.67
Less distributions to shareholders:
Net investment income	(0.30)		(0.58)		(0.51)		(0.57)		(0.43)		(0.35)
Net realized gains	(0.10)		(0.02)		—		—		—		—
Total distributions to shareholders	(0.40)		(0.60)		(0.51)		(0.57)		(0.43)		(0.35)
Net asset value, end of period	$37.99		$40.60		$35.85		$29.16		$26.35		$25.62
Total return	(5.50%)		14.98%		24.80%		12.98%		4.67%		22.09%
Ratios to average net assets(a)
Total gross expenses	0.45	%(b)	0.45%		0.45%		0.45	%(c)	0.45%		0.45%
Total net expenses(d)	0.45	%(b)(e)	0.45	%(e)	0.45	%(e)	0.44	%(c)(e)	0.42	%(e)	0.39%
Net investment income	0.85	%(b)	2.18%		1.63%		1.85%		1.72%		1.64%
Supplemental data
Net assets, end of period (in thousands)	$993,368		$1,126,444		$796,430		$544,128		$472,381		$383,538
Portfolio turnover	7%		5%		3%		7%		6%		2%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Ratios include line of credit interest expense which is less than 0.01%.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.04 per share.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
22

COLUMBIA LARGE CAP INDEX FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2015		Year Ended February 28,						Year Ended February 29,		Year Ended February 28,
Class B	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$40.70		$35.93		$29.24		$26.44		$25.70		$21.37
Income from investment operations:
Net investment income (loss)	(0.01	)(f)	0.50		0.28		0.28		0.22		0.20
Net realized and unrealized gain (loss)	(2.36)		4.59		6.69		2.89		0.76		4.32
Total from investment operations	(2.37)		5.09		6.97		3.17		0.98		4.52
Less distributions to shareholders:
Net investment income	(0.25)		(0.30)		(0.28)		(0.37)		(0.24)		(0.19)
Net realized gains	(0.10)		(0.02)		—		—		—		—
Total distributions to shareholders	(0.35)		(0.32)		(0.28)		(0.37)		(0.24)		(0.19)
Net asset value, end of period	$37.98		$40.70		$35.93		$29.24		$26.44		$25.70
Total return	(5.87%)		14.20%		23.88%		12.08%		3.90%		21.22%
Ratios to average net assets(a)
Total gross expenses	1.20	%(b)	1.20%		1.20%		1.20	%(c)	1.20%		1.20%
Total net expenses(d)	1.20	%(b)(e)	1.20	%(e)	1.20	%(e)	1.18	%(c)(e)	1.17	%(e)	1.14%
Net investment income (loss)	(0.04	%)(b)	1.31%		0.86%		1.04%		0.90%		0.87%
Supplemental data
Net assets, end of period (in thousands)	$189		$243		$261		$426		$1,305		$3,550
Portfolio turnover	7%		5%		3%		7%		6%		2%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Ratios include line of credit interest expense which is less than 0.01%.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.04 per share.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
23

COLUMBIA LARGE CAP INDEX FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2015		Year Ended February 28,				Year Ended February 29,
Class I	(Unaudited)		2015	2014	2013		2012(a)
Per share data
Net asset value, beginning of period	$40.78		$36.01	$29.28	$26.45		$24.22
Income from investment operations:
Net investment income	0.23	(f)	0.89	0.62	0.57		0.15
Net realized and unrealized gain (loss)	(2.40)		4.59	6.70	2.89		2.49
Total from investment operations	(2.17)		5.48	7.32	3.46		2.64
Less distributions to shareholders:
Net investment income	(0.32)		(0.69)	(0.59)	(0.63)		(0.41)
Net realized gains	(0.10)		(0.02)	—	—		—
Total distributions to shareholders	(0.42)		(0.71)	(0.59)	(0.63)		(0.41)
Net asset value, end of period	$38.19		$40.78	$36.01	$29.28		$26.45
Total return	(5.39%)		15.27%	25.12%	13.28%		11.08%
Ratios to average net assets(b)
Total gross expenses	0.20	%(c)	0.20%	0.22%	0.22	%(d)	0.15	%(c)
Total net expenses(e)	0.20	%(c)	0.20%	0.20%	0.19	%(d)	0.15	%(c)
Net investment income	1.12	%(c)	2.33%	1.88%	2.09%		2.06	%(c)
Supplemental data
Net assets, end of period (in thousands)	$3		$3	$4	$3		$3
Portfolio turnover	7%		5%	3%	7%		6%

Notes to Financial Highlights

(a)  Based on operations from November 16, 2011 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.05 per share.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
24

COLUMBIA LARGE CAP INDEX FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2015		Year Ended February 28,
Class R5	(Unaudited)		2015	2014	2013(a)
Per share data
Net asset value, beginning of period	$41.29		$36.45	$29.63	$27.28
Income from investment operations:
Net investment income	0.26	(f)	0.94	0.68	0.21
Net realized and unrealized gain (loss)	(2.45)		4.60	6.74	2.68
Total from investment operations	(2.19)		5.54	7.42	2.89
Less distributions to shareholders:
Net investment income	(0.32)		(0.68)	(0.60)	(0.54)
Net realized gains	(0.10)		(0.02)	—	—
Total distributions to shareholders	(0.42)		(0.70)	(0.60)	(0.54)
Net asset value, end of period	$38.68		$41.29	$36.45	$29.63
Total return	(5.37%)		15.25%	25.14%	10.73%
Ratios to average net assets(b)
Total gross expenses	0.20	%(c)	0.20%	0.20%	0.14	%(c)
Total net expenses(d)	0.20	%(c)	0.20%	0.20%	0.14	%(c)
Net investment income	1.26	%(c)	2.44%	1.96%	2.48	%(c)
Supplemental data
Net assets, end of period (in thousands)	$212,311		$170,244	$98,439	$3
Portfolio turnover	7%		5%	3%	7%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.06 per share.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
25

COLUMBIA LARGE CAP INDEX FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2015		Year Ended February 28,						Year Ended February 29,		Year Ended February 28,
Class Z	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$40.78		$36.00		$29.28		$26.45		$25.72		$21.37
Income from investment operations:
Net investment income	0.23	(f)	0.89		0.62		0.57		0.48		0.43
Net realized and unrealized gain (loss)	(2.40)		4.59		6.69		2.89		0.74		4.33
Total from investment operations	(2.17)		5.48		7.31		3.46		1.22		4.76
Less distributions to shareholders:
Net investment income	(0.32)		(0.68)		(0.59)		(0.63)		(0.49)		(0.41)
Net realized gains	(0.10)		(0.02)		—		—		—		—
Total distributions to shareholders	(0.42)		(0.70)		(0.59)		(0.63)		(0.49)		(0.41)
Net asset value, end of period	$38.19		$40.78		$36.00		$29.28		$26.45		$25.72
Total return	(5.39%)		15.27%		25.09%		13.28%		4.91%		22.44%
Ratios to average net assets(a)
Total gross expenses	0.20	%(b)	0.20%		0.20%		0.20	%(c)	0.20%		0.20%
Total net expenses(d)	0.20	%(b)(e)	0.20	%(e)	0.20	%(e)	0.19	%(c)(e)	0.16	%(e)	0.14%
Net investment income	1.12	%(b)	2.33%		1.88%		2.06%		1.95%		1.88%
Supplemental data
Net assets, end of period (in thousands)	$2,143,432		$2,406,361		$2,308,382		$1,961,058		$3,148,041		$3,050,979
Portfolio turnover	7%		5%		3%		7%		6%		2%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Ratios include line of credit interest expense which is less than 0.01%.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Net investment income per share reflects special dividends. The effect of these dividends amounted to $0.04 per share.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
26

COLUMBIA LARGE CAP INDEX FUND

NOTES TO FINANCIAL STATEMENTS

August 31, 2015 (Unaudited)

Note 1. Organization

Columbia Large Cap Index Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class I, Class R5 and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure.

Class A shares are not subject to any front-end sales charge or contingent deferred sales charge (CDSC).

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees (the Board), including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple

Semiannual Report 2015
27

COLUMBIA LARGE CAP INDEX FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2015 (Unaudited)

factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. The Fund's risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the exchange's clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is failure of the clearinghouse. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker's customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker's customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter

Semiannual Report 2015
28

COLUMBIA LARGE CAP INDEX FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2015 (Unaudited)

derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund's net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchange traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present

Semiannual Report 2015
29

COLUMBIA LARGE CAP INDEX FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2015 (Unaudited)

additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table provides a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at August 31, 2015:

Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Equity risk	Net assets — unrealized depreciation on futures contracts	370,146	*

*Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day's variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended August 31, 2015:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity risk	2,217,448
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Equity risk	(7,791,101)

The following table provides a summary of the average outstanding volume by derivative instrument for the six months ended August 31, 2015:

Derivative Instrument	Average Notional Amounts ($)*
Futures contracts — Long	134,365,950

*Based on the ending quarterly outstanding amounts for the six months ended August 31, 2015.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund's management. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In

Semiannual Report 2015
30

COLUMBIA LARGE CAP INDEX FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2015 (Unaudited)

addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In May 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2015-07, Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That

Calculate Net Asset Value per Share (or Its Equivalent). ASU No. 2015-07 changes the disclosure requirements for investments for which fair value is measured using the net asset value per share practical expedient. The disclosure requirements are effective for annual periods beginning after December 15, 2015 and interim periods within those fiscal years. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Other Transactions with Affiliates

Management Fees

Effective July 1, 2015, the Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to 0.20% of the Fund's average daily net assets.

Prior to July 1, 2015, the Fund paid the Investment Manager an annual fee for advisory services under an Investment Management Services Agreement and a separate annual fee for administrative and accounting services under an Administrative Services Agreement. For the period from March 1, 2015 through June 30, 2015, the investment advisory services fee paid to the Investment Manager was $1,247,854, and the administrative services fee paid to the Investment Manager was $1,247,854.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended August 31, 2015, other expenses paid by the Fund to this company were $3,219.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are

Semiannual Report 2015
31

COLUMBIA LARGE CAP INDEX FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2015 (Unaudited)

compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these Board members may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Transfer Agency Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The transfer agency fees are payable by the Investment Manager. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund. The Transfer Agent also receives compensation from the Investment Manager for various shareholder services and reimbursements for certain out-of-pocket expenses.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2015, these minimum account balance fees reduced total expenses of the Fund by $3,909.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee at the maximum annual rate of 0.25% of the average daily net assets attributable to Class B shares of the Fund and the payment of a monthly distribution fee at the maximum annual rate of 0.75% of the average daily net assets attributable to Class B shares of the Fund.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $116 for Class B shares for the six months ended August 31, 2015.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the following annual rates as a percentage of the class' average daily net assets:

Fee Rates Contractual through June 30, 2016
Class A	0.45%
Class B	1.20
Class I	0.20
Class R5	0.20
Class Z	0.20

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage

Semiannual Report 2015
32

COLUMBIA LARGE CAP INDEX FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2015 (Unaudited)

commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from all parties. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At August 31, 2015, the cost of investments for federal income tax purposes was approximately $2,244,800,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$1,352,717,000
Unrealized depreciation	(151,299,000)
Net unrealized appreciation	$1,201,418,000

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $258,120,601 and $296,277,625, respectively, for the six months ended August 31, 2015. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $550 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended August 31, 2015.

Note 8. Significant Risks

Shareholder Concentration Risk

At August 31, 2015, two unaffiliated shareholders of record owned 24.4% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 13.2% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial

Semiannual Report 2015
33

COLUMBIA LARGE CAP INDEX FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2015 (Unaudited)

statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2015
34

COLUMBIA LARGE CAP INDEX FUND

INTERIM APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Large Cap Index Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

The Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considered the renewal of the IMS Agreement for a two-month period (Short-Term Period) in order to align the IMS Agreement with the review cycle of other funds in the Columbia family of funds. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2015, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel, and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its April 13-15, 2015 in-person Board meeting (the April Meeting), considered the renewal of the IMS Agreement for the Short-Term Period. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement for the Short-Term Period.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management. The Independent Trustees noted the information they received concerning Columbia Management's ability to retain its key portfolio management personnel. In evaluating the quality of services provided under the IMS Agreement and the Fund's Administrative Services Agreement, the Independent Trustees also took into account the organization and strength of the Fund's and its service providers' compliance programs. In addition, the Board also reviewed the financial condition of Columbia Management (and its affiliates) and each entity's ability to carry out its responsibilities under the IMS Agreement and the Fund's other services agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of the IMS Agreement for the Short-Term Period.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that the services being performed by Columbia Management and its affiliates were acceptable for the Short-Term Period.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that for purposes of approving the IMS Agreement for the Short-Term Period, the Fund's performance was acceptable.

Semiannual Report 2015
35

COLUMBIA LARGE CAP INDEX FUND

INTERIM APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT (continued)

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Management's profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that the total expense ratio of the Fund is generally no higher than the median expense ratio of funds in the same comparison universe of the Fund).

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. For purposes of approving the IMS Agreement for the Short-Term Period, the Board concluded that the investment management service fees were fair and reasonable, observing that the profitability levels also seemed reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Independent Trustees took into account that IMS fees decline as Fund assets exceed various breakpoints.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that, for purposes of its consideration of the renewal of the IMS Agreement for the Short-Term Period, the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. The Board noted its understanding that it would undertake the full consideration of renewal of the IMS Agreement for the full annual period at its June 2015 meetings. On April 15, 2015, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement for the Short-Term Period.

Semiannual Report 2015
36

COLUMBIA LARGE CAP INDEX FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager, and together with its global affiliates, Columbia Threadneedle), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Large Cap Index Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March, April and June 2015, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March, April and June were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials were revised to reflect discussion and subsequent requests made by the Board representatives. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its June 15-17, 2015 in-person Board meeting (the June Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its organization, expertise, resources and capabilities.

The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the restructured leadership in the Chief Investment Officer's organization, the strengthening of the investment research department, the solidifying of the Global Asset Management initiative and the restructured investment risk management organization. The Board also noted the broad scope of services provided by Columbia Management to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Management's ability to attract and retain key portfolio management personnel.

In connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management, recalling the information it received highlighting achievements in 2014 in the performance of administrative services. In evaluating the quality of services provided under the IMS Agreement and the Fund's Administrative Services Agreement, the Independent Trustees also took into account the organization and strength of the Fund's and its service providers' compliance programs. In addition, the Board reviewed the financial condition of Columbia Management and its affiliates and each entity's ability to carry out its responsibilities under the IMS Agreement and the Fund's other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board took into account the proposed combination of the forms of IMS Agreements and Administrative Services Agreements into a single form of agreement with the combined form reflecting no

Semiannual Report 2015
37

COLUMBIA LARGE CAP INDEX FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT (continued)

proposed change in services or fees. Given no material change, the Trustees agreed to the combined form, to be effective upon each Fund's next annual update. The Board concluded that the services being performed under the IMS Agreement and the Administrative Services Agreement were of a reasonably high quality.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance met expectations.

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Management's profitability. The Board considered the reports of its independent fee consultant, JDL, which assisted in its analysis of the Funds' performance and expenses, and JDL's conclusion that the effective investment management fee rate for the Fund remains within a reasonable range. The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that the total expense ratio of the Fund is generally no higher than the median expense ratio of funds in the same comparison universe of the Fund). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) was slightly below the peer universe's median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Management and Ameriprise from managing, operating and distributing the Funds. The Board took into account JDL's conclusion that 2014 Columbia Management profitability was reasonable. It also considered that Columbia Management generated 2014 profitability that only moderately exceeded 2013 levels. It was further observed that, based on information presented, 2014 overall profitability is in line with profitability levels of industry competitors. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that IMS fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the investment management services fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 17, 2015, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Semiannual Report 2015
38

COLUMBIA LARGE CAP INDEX FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedle.com/us; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2015
39

Columbia Large Cap Index Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to columbiathreadneedle.com/us. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2015 Columbia Management Investment Advisers, LLC.

columbiathreadneedle.com/us

SAR175_02_E01_(10/15)

SEMIANNUAL REPORT

August 31, 2015

COLUMBIA SELECT INTERNATIONAL EQUITY FUND

ABOUT COLUMBIA THREADNEEDLE INVESTMENTS

Columbia Threadneedle Investments is a leading global asset management group that provides a broad range of actively managed investment strategies and solutions for individual, institutional and corporate clients around the world.

With more than 2,000 people, including over 450 investment professionals based in North America, Europe and Asia, we manage $503 billion* of assets across developed and emerging market equities, fixed income, asset allocation solutions and alternatives. We are the 13th largest manager of long-term mutual fund assets in the U.S.** and the 4th largest manager of retail funds in the U.K.***

Our priority is the investment success of our clients. We aim to deliver the investment outcomes they expect through an investment approach that is team-based, performance-driven and risk-aware. Our culture is dynamic and interactive. By sharing our insights across asset classes and geographies, we generate richer perspectives on global, regional and local investment landscapes. The ability to exchange and debate investment ideas in a collaborative environment enriches our teams' investment processes. More importantly, it results in better informed investment decisions for our clients.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

  *  In U.S. dollars as of June 30, 2015. Source: Ameriprise Q2 Earnings Release. Includes all assets managed by entities in the Columbia and Threadneedle groups of companies. Contact us for more current data.

  **  Source: ICI as of June 30, 2015 for Columbia Management Investment Advisers, LLC.

  ***  Source: Investment Association as of June 2015 for Threadneedle Asset Management Limited.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

Get the market insight you need from our investment experts

Connect with Columbia Threadneedle Investments

Investor insight

Find economic and market commentary, investment videos, white papers, mutual fund commentary and more at columbiathreadneedle.com/us.

  Columbia Threadneedle Investor Newsletter (e-newsletter)

Read our award-winning* shareholder newsletter. Our quarterly newsletter is available online and provides timely and relevant content about economic trends, fund news, service enhancements and changes. Sign up to receive the newsletter electronically at columbiathreadneedle.com/
us/newsletter.

  Investment videos

Get analysis of current events and trends that may affect your investments. Visit our online video library to watch and discover what our thought leaders are saying about the financial markets and economy.

  Social media

We offer you multiple ways to access our market commentary and investment insights.

■  Perspectives blog at columbiathreadneedle.com/us
Read timely posts by our investment team, including our chief investment officer, chief economist and portfolio managers.

■  twitter.com/CTinvest_US
Follow us on Twitter for quick, up-to-the-minute comments on market news and more.

■  youtube.com/CTinvestUS
View our commentaries on the economy, markets and current investment opportunities.

■  linkedin.com/company/columbia-threadneedle-investments-us
Connect with us on LinkedIn for updates from our thought leaders.

*Columbia Threadneedle Investor Newsletter was awarded top honors in the Mutual Fund Education Alliance STAR Awards competition for excellence in mutual fund marketing and communications in 2011, 2012 and 2013. Materials in the competition were evaluated on educational value, message comprehension, effective design and objectives.

Not part of the shareholder report

PRESIDENT'S MESSAGE

Dear Shareholder,

Today's investors are typically focused on outcomes, like living a certain retirement lifestyle, paying for college education or building a legacy. But in today's complex global investment landscape, even simple goals are not easily achieved.

At Columbia Threadneedle Investments, we aspire to help satisfy five core needs of today's investors:

■  Generate an appropriate stream of income in retirement

Traditional approaches to generating income may not provide the diversification benefits they once did, and they may actually introduce unwanted risk in today's market. To seek to improve your potential to live comfortably long term, we endeavor to pursue investments that explore less traveled paths to income.

■  Navigate a changing interest rate environment

Today's uncertain market environment includes the prospect of a rise in interest rates. Blending traditional investments with non-traditional or alternative products may help protect your wealth during periods of volatility. We can help strengthen your portfolio with agile products designed to take on the market's ups and downs.

■  Maximize after-tax returns

In an environment where what you keep may be more important than what you earn, municipal bonds can help mitigate high tax burdens while providing potentially attractive yields. Our state and federal tax-exempt products are aimed at helping investors manage risk, minimize the fluctuation of capital and grow wealth on a more tax-efficient basis.

■  Grow assets to achieve financial goals

We believe that finding and protecting growth comes from a disciplined security selection process designed to create excess return. Our goal is to provide investment solutions built to help you face today's market challenges and grow your assets at each crossroad of your journey.

■  Ease the impact of volatile markets

Despite a bull market run that has benefited many investors over the past several years, it's important to remember the lessons of 2008 and the value that a well-diversified portfolio may provide through times of market volatility. We are here to help you hold onto the savings you have worked tirelessly to amass, and to provide you the best opportunity to maintain your standard of living regardless of market conditions.

Find out today how we can help you confidently invest to realize your dreams. Please visit us at blog.columbiathreadneedleus.com/our-best-ideas to learn more about our unique investment solutions.

The world is constantly changing, but our priority remains the same: to help you secure your finances, meet your goals and achieve success. Thank you for your continued investment with us.

Sincerely,

Christopher O. Petersen
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit columbiathreadneedle.com/us. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2015

COLUMBIA SELECT INTERNATIONAL EQUITY FUND

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	5
Portfolio of Investments	6
Statement of Assets and Liabilities	11
Statement of Operations	13
Statement of Changes in Net Assets	14
Financial Highlights	16
Notes to Financial Statements	27
Interim Approval of Investment Management Services and Subadvisory Agreements	37
Approval of Investment Management Services and Subadvisory Agreements	40
Important Information About This Report	43

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiathreadneedle.com/us or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2015

COLUMBIA SELECT INTERNATIONAL EQUITY FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia Select International Equity Fund (the Fund) Class A shares returned -5.48% excluding sales charges for the six-month period that ended August 31, 2015.

■  The Fund outperformed its benchmark, the MSCI EAFE Index (Net), which returned -6.30% for the same time period.

Average Annual Total Returns (%) (for period ended August 31, 2015)

	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class A	06/03/92
Excluding sales charges		-5.48	-4.57	5.55	2.76
Including sales charges		-10.94	-10.08	4.32	2.16
Class B	06/07/93
Excluding sales charges		-5.89	-5.35	4.76	1.98
Including sales charges		-10.59	-10.08	4.42	1.98
Class C	06/17/92
Excluding sales charges		-5.88	-5.33	4.75	1.99
Including sales charges		-6.82	-6.28	4.75	1.99
Class I*	09/27/10	-5.27	-4.11	6.06	3.15
Class K*	03/07/11	-5.45	-4.35	5.73	2.93
Class R*	01/23/06	-5.58	-4.74	5.32	2.52
Class R4*	11/08/12	-5.41	-4.39	5.80	3.02
Class R5*	11/08/12	-5.26	-4.10	5.92	3.08
Class W*	09/27/10	-5.55	-4.57	5.56	2.79
Class Y*	03/07/11	-5.27	-4.11	6.03	3.13
Class Z	12/02/91	-5.44	-4.42	5.81	3.03
MSCI EAFE Index (Net)		-6.30	-7.47	7.05	3.96

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedle.com/us or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedle.com/us/investment-products/mutual-funds/appended-performance for more information.

The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index is compiled from a composite of securities markets of Europe, Australasia and the Far East and is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2015
2

COLUMBIA SELECT INTERNATIONAL EQUITY FUND

PORTFOLIO OVERVIEW

(Unaudited)

Top Ten Holdings (%) (at August 31, 2015)
UBS AG (Switzerland)	3.6
AstraZeneca PLC (United Kingdom)	3.1
Roche Holding AG, Genusschein Shares (Switzerland)	2.9
Airbus Group SE (France)	2.7
Unilever PLC (United Kingdom)	2.7
Mitsubishi Estate Co., Ltd. (Japan)	2.6
Bank of Ireland (Ireland)	2.6
Continental AG (Germany)	2.6
Hays PLC (United Kingdom)	2.5
Novo Nordisk A/S, Class B (Denmark)	2.5

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Country Breakdown (%) (at August 31, 2015)
Australia	4.8
Belgium	2.0
Canada	3.0
China	2.2
Denmark	2.4
France	7.0
Germany	8.1
Hong Kong	2.4
Ireland	2.6
Japan	29.4
Malta	0.0	(a)
Netherlands	3.6
Singapore	0.7
Spain	2.2
Switzerland	8.3
United Kingdom	20.0
United States(b)	1.3
Total	100.0

Country Breakdown is based primarily on issuer's place of organization/incorporation. Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Rounds to zero

(b) Includes investments in Money Market Funds.

Portfolio Management

Threadneedle International Limited

Simon Haines, CFA

William Davies

David Dudding, CFA

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on a fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2015 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2015
3

COLUMBIA SELECT INTERNATIONAL EQUITY FUND

PORTFOLIO OVERVIEW (continued)

Equity Sector Breakdown (%) (at August 31, 2015)
Consumer Discretionary	16.3
Consumer Staples	9.2
Financials	25.7
Health Care	11.5
Industrials	19.6
Information Technology	8.8
Materials	5.6
Telecommunication Services	3.3
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

Semiannual Report 2015
4

COLUMBIA SELECT INTERNATIONAL EQUITY FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

March 1, 2015 – August 31, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	945.20	1,018.05	7.03	7.29	1.43
Class B	1,000.00	1,000.00	941.10	1,014.25	10.69	11.10	2.18
Class C	1,000.00	1,000.00	941.20	1,014.25	10.70	11.10	2.18
Class I	1,000.00	1,000.00	947.30	1,020.32	4.82	5.00	0.98
Class K	1,000.00	1,000.00	945.50	1,019.01	6.10	6.33	1.24
Class R	1,000.00	1,000.00	944.20	1,016.78	8.25	8.56	1.68
Class R4	1,000.00	1,000.00	945.90	1,019.21	5.90	6.12	1.20
Class R5	1,000.00	1,000.00	947.40	1,020.27	4.87	5.05	0.99
Class W	1,000.00	1,000.00	944.50	1,018.05	7.03	7.29	1.43
Class Y	1,000.00	1,000.00	947.30	1,020.47	4.68	4.85	0.95
Class Z	1,000.00	1,000.00	945.60	1,019.31	5.80	6.02	1.18

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2015
5

COLUMBIA SELECT INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS

August 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 96.5%

Issuer	Shares	Value ($)
AUSTRALIA 4.8%
AMP Ltd.	897,000	3,794,271
Commonwealth Bank of Australia	78,292	4,182,853
Healthscope Ltd.	1,993,910	3,770,565
National Australia Bank Ltd.	95,000	2,106,483
QBE Insurance Group Ltd.	347,219	3,260,562
Westpac Banking Corp.	273,859	6,081,143
Woolworths Ltd.	138,000	2,590,781
Total		25,786,658
BELGIUM 2.0%
Anheuser-Busch InBev SA/NV	97,931	10,710,204
CANADA 3.0%
Canadian National Railway Co.	120,800	6,722,232
Methanex Corp.	232,500	9,514,898
Total		16,237,130
CHINA 2.1%
3SBio, Inc.(a)	2,566,000	2,579,227
China Life Insurance Co., Ltd., Class H	1,228,000	4,195,545
China Milk Products Group Ltd.(a)(b)(c)	7,426,000	5
China Mobile Ltd.	391,000	4,702,986
Total		11,477,763
DENMARK 2.4%
Novo Nordisk A/S, Class B	233,824	12,978,992
FRANCE 6.9%
Airbus Group SE	221,484	14,437,596
L'Oreal SA	72,011	12,339,257
Schneider Electric SE	171,883	10,864,852
Total		37,641,705
GERMANY 7.1%
Allianz SE, Registered Shares	27,320	4,360,980
Bayer AG, Registered Shares	73,029	9,911,796
Brenntag AG	188,271	10,474,688
Continental AG	63,927	13,590,332
Total		38,337,796
HONG KONG 2.4%
AIA Group Ltd.	725,000	4,005,696
Cheung Kong Property Holding Ltd.(a)	539,000	3,796,390

Common Stocks (continued)

Issuer	Shares	Value ($)
CK Hutchison Holdings Ltd.	284,000	3,782,642
Hong Kong Exchanges and Clearing Ltd.	57,000	1,339,008
Total		12,923,736
IRELAND 2.5%
Bank of Ireland(a)	34,382,277	13,696,643
JAPAN 29.0%
Capcom Co., Ltd.	523,800	12,277,783
Dentsu, Inc.	199,500	10,213,057
Ebara Corp.	1,938,000	7,716,402
Japan Exchange Group, Inc.	355,200	11,021,955
Mazda Motor Corp.	605,600	10,378,428
Mitsubishi Estate Co., Ltd.	640,000	13,766,936
Mitsubishi UFJ Financial Group, Inc.	1,931,800	12,742,502
Nomura Holdings, Inc.	1,311,600	8,227,951
Rakuten, Inc.	347,600	4,956,205
Recruit Holdings Co., Ltd.	139,100	4,271,210
SCSK Corp.	253,900	9,162,810
Sekisui Chemical Co., Ltd.	841,000	9,261,824
Shimano, Inc.	76,800	10,318,124
Tadano Ltd.	753,000	10,215,447
Taiheiyo Cement Corp.	3,013,000	10,179,743
Yaskawa Electric Corp.	1,078,900	12,281,431
Total		156,991,808
MALTA —%
BGP Holdings PLC(a)(b)(c)	2,232,232	2
NETHERLANDS 3.5%
ASML Holding NV	138,026	12,651,085
ING Groep NV-CVA	431,185	6,602,194
Total		19,253,279
SINGAPORE 0.7%
DBS Group Holdings Ltd.	288,000	3,630,045
SPAIN 2.2%
Industria de Diseno Textil SA	356,066	11,882,905
SWITZERLAND 8.2%
Roche Holding AG, Genusschein Shares	56,202	15,349,225
Sika AG	1,304	4,318,113
Syngenta AG, Registered Shares	16,627	5,762,215

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
6

COLUMBIA SELECT INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2015 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
UBS AG	919,228	19,047,366
Total		44,476,919
UNITED KINGDOM 19.7%
AstraZeneca PLC	258,745	16,142,875
Berendsen PLC	605,321	9,214,484
BT Group PLC	1,861,383	12,417,635
Diageo PLC	344,551	9,129,554
GKN PLC	2,324,528	10,322,415
Hays PLC	5,419,060	13,185,624
Legal & General Group PLC	2,544,467	9,789,130
Unilever PLC	349,190	14,004,234
Wolseley PLC	199,842	12,808,022
Total		107,013,973
Total Common Stocks (Cost: $504,224,264)		523,039,558

Preferred Stocks 0.9%

Issuer	Shares	Value ($)
GERMANY 0.9%
Volkswagen AG	25,990	4,943,416
Total Preferred Stocks (Cost: $6,577,582)		4,943,416

Money Market Funds 1.3%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.150%(d)(e)	7,053,933	7,053,933
Total Money Market Funds (Cost: $7,053,933)		7,053,933
Total Investments (Cost: $517,855,779)		535,036,907
Other Assets & Liabilities, Net		6,978,266
Net Assets		542,015,173

Notes to Portfolio of Investments

(a)  Non-income producing investment.

(b)  Identifies securities considered by the Investment Manager to be illiquid and may be difficult to sell. The aggregate value of such securities at August 31, 2015 was $7, which represents less than 0.01% of net assets. Information concerning such security holdings at August 31, 2015 is as follows

Security Description	Acquisition Dates	Cost ($)
BGP Holdings PLC	02/04/2009 - 05/14/2009	—
China Milk Products Group Ltd.	09/11/2006 - 07/02/2009	4,479,619

(c)  Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2015, the value of these securities amounted to $7, which represents less than 0.01% of net assets.

(d)  The rate shown is the seven-day current annualized yield at August 31, 2015.

(e)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	11,700,610	209,227,418	(213,874,095)	7,053,933	3,883	7,053,933

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
7

COLUMBIA SELECT INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2015 (Unaudited)

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
8

COLUMBIA SELECT INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2015 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at August 31, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Australia	—	25,786,658	—	25,786,658
Belgium	—	10,710,204	—	10,710,204
Canada	16,237,130	—	—	16,237,130
China	—	11,477,758	5	11,477,763
Denmark	—	12,978,992	—	12,978,992
France	—	37,641,705	—	37,641,705
Germany	—	38,337,796	—	38,337,796
Hong Kong	—	12,923,736	—	12,923,736
Ireland	—	13,696,643	—	13,696,643
Japan	—	156,991,808	—	156,991,808
Malta	—	—	2	2
Netherlands	—	19,253,279	—	19,253,279
Singapore	—	3,630,045	—	3,630,045
Spain	—	11,882,905	—	11,882,905
Switzerland	—	44,476,919	—	44,476,919
United Kingdom	—	107,013,973	—	107,013,973
Total Common Stocks	16,237,130	506,802,421	7	523,039,558
Preferred Stocks
Germany	—	4,943,416	—	4,943,416
Money Market Funds	—	7,053,933	—	7,053,933
Total Investments	16,237,130	518,799,770	7	535,036,907

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security's correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	11,700,610	11,700,610	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
9

COLUMBIA SELECT INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2015 (Unaudited)

Fair Value Measurements (continued)

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The Fund's assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stocks classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, the movement in observed market prices for other securities from the issuer, the movement in certain foreign or domestic market indices, and the position of the security within the respective company's capital structure. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

There were no transfers of financial assets between Levels 2 and 3 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
10

COLUMBIA SELECT INTERNATIONAL EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2015 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $510,801,846)	$527,982,974
Affiliated issuers (identified cost $7,053,933)	7,053,933
Total investments (identified cost $517,855,779)	535,036,907
Foreign currency (identified cost $502)	390
Receivable for:
Investments sold	3,764,902
Capital shares sold	2,867,937
Dividends	1,206,364
Foreign tax reclaims	1,542,449
Expense reimbursement due from Investment Manager	1,663
Prepaid expenses	5,183
Trustees' deferred compensation plan	87,488
Other assets	38,404
Total assets	544,551,687
Liabilities
Due to custodian	1,380,926
Payable for:
Capital shares purchased	668,778
Investment management fees	38,906
Distribution and/or service fees	9,777
Transfer agent fees	108,198
Plan administration fees	14
Compensation of board members	178,966
Other expenses	63,461
Trustees' deferred compensation plan	87,488
Total liabilities	2,536,514
Net assets applicable to outstanding capital stock	$542,015,173
Represented by
Paid-in capital	$1,253,733,153
Undistributed net investment income	373,936
Accumulated net realized loss	(729,120,792)
Unrealized appreciation (depreciation) on:
Investments	17,181,128
Foreign currency translations	(152,252)
Total — representing net assets applicable to outstanding capital stock	$542,015,173

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
11

COLUMBIA SELECT INTERNATIONAL EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

August 31, 2015 (Unaudited)

Class A
Net assets	$248,620,168
Shares outstanding	19,216,801
Net asset value per share	$12.94
Maximum offering price per share(a)	$13.73
Class B
Net assets	$1,475,278
Shares outstanding	128,122
Net asset value per share	$11.51
Class C
Net assets	$9,860,996
Shares outstanding	866,980
Net asset value per share	$11.37
Class I
Net assets	$2,611
Shares outstanding	196
Net asset value per share(b)	$13.29
Class K
Net assets	$62,697
Shares outstanding	4,755
Net asset value per share	$13.19
Class R
Net assets	$1,339,275
Shares outstanding	104,183
Net asset value per share	$12.86
Class R4
Net assets	$9,108
Shares outstanding	686
Net asset value per share	$13.28
Class R5
Net assets	$38,522
Shares outstanding	2,889
Net asset value per share(b)	$13.34
Class W
Net assets	$175,102,867
Shares outstanding	13,531,315
Net asset value per share	$12.94
Class Y
Net assets	$14,745,024
Shares outstanding	1,108,509
Net asset value per share	$13.30
Class Z
Net assets	$90,758,627
Shares outstanding	6,873,493
Net asset value per share	$13.20

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

(b) Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
12

COLUMBIA SELECT INTERNATIONAL EQUITY FUND

STATEMENT OF OPERATIONS

Six Months Ended August 31, 2015 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$9,129,721
Dividends — affiliated issuers	3,883
Foreign taxes withheld	(896,135)
Total income	8,237,469
Expenses:
Investment management fees	2,704,710
Distribution and/or service fees
Class A	342,384
Class B	9,377
Class C	54,375
Class R	3,651
Class W	251,589
Transfer agent fees
Class A	333,237
Class B	2,286
Class C	13,230
Class K	18
Class R	1,775
Class R4	5
Class R5	15
Class W	244,999
Class Z	150,403
Plan administration fees
Class K	92
Compensation of board members	15,504
Custodian fees	48,185
Printing and postage fees	88,626
Registration fees	65,853
Professional fees	31,717
Line of credit interest expense	333
Other	9,086
Total expenses	4,371,450
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(23,011)
Expense reductions	(14,642)
Total net expenses	4,333,797
Net investment income	3,903,672
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	60,863,664
Foreign currency translations	(499,358)
Forward foreign currency exchange contracts	42,973
Futures contracts	171,900
Net realized gain	60,579,179
Net change in unrealized appreciation (depreciation) on:
Investments	(98,626,365)
Foreign currency translations	(19,970)
Forward foreign currency exchange contracts	352,813
Futures contracts	(320,772)
Net change in unrealized depreciation	(98,614,294)
Net realized and unrealized loss	(38,035,115)
Net decrease in net assets from operations	$(34,131,443)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
13

COLUMBIA SELECT INTERNATIONAL EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015
Operations
Net investment income	$3,903,672	$6,349,396
Net realized gain	60,579,179	54,187,802
Net change in unrealized depreciation	(98,614,294)	(66,542,542)
Net decrease in net assets resulting from operations	(34,131,443)	(6,005,344)
Decrease in net assets from capital stock activity	(117,155,589)	(58,818,743)
Proceeds from regulatory settlements (Note 6)	2,627,180	633,636
Total decrease in net assets	(148,659,852)	(64,190,451)
Net assets at beginning of period	690,675,025	754,865,476
Net assets at end of period	$542,015,173	$690,675,025
Undistributed (excess of distributions over) net investment income	$373,936	$(3,529,736)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
14

COLUMBIA SELECT INTERNATIONAL EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended August 31, 2015 (Unaudited)		Year Ended February 28, 2015
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	356,345	4,900,054	586,691	7,782,084
Redemptions	(1,221,674)	(16,803,518)	(3,327,729)	(44,322,491)
Net decrease	(865,329)	(11,903,464)	(2,741,038)	(36,540,407)
Class B shares
Subscriptions	5,400	65,655	2,838	34,474
Redemptions(a)	(64,956)	(800,897)	(156,096)	(1,846,235)
Net decrease	(59,556)	(735,242)	(153,258)	(1,811,761)
Class C shares
Subscriptions	36,792	447,290	65,342	760,338
Redemptions	(83,585)	(1,012,983)	(169,333)	(2,010,481)
Net decrease	(46,793)	(565,693)	(103,991)	(1,250,143)
Class I shares
Redemptions	—	—	(1,134)	(15,898)
Net decrease	—	—	(1,134)	(15,898)
Class K shares
Redemptions	(2,617)	(36,039)	(507)	(7,101)
Net decrease	(2,617)	(36,039)	(507)	(7,101)
Class R shares
Subscriptions	9,246	126,056	40,197	528,291
Redemptions	(19,829)	(268,233)	(43,395)	(585,626)
Net decrease	(10,583)	(142,177)	(3,198)	(57,335)
Class R4 shares
Subscriptions	506	7,255	—	—
Redemptions	—	—	(285)	(4,033)
Net increase (decrease)	506	7,255	(285)	(4,033)
Class R5 shares
Subscriptions	416	5,936	6,031	81,262
Redemptions	(1,749)	(24,423)	(2,817)	(37,545)
Net decrease	(1,333)	(18,487)	3,214	43,717
Class W shares
Subscriptions	1,022,286	14,051,869	11,495,335	150,023,731
Redemptions	(2,510,129)	(34,281,718)	(8,468,053)	(115,361,849)
Net increase (decrease)	(1,487,843)	(20,229,849)	3,027,282	34,661,882
Class Y shares
Redemptions	—	—	(21)	(300)
Net decrease	—	—	(21)	(300)
Class Z shares
Subscriptions	51,739	719,002	145,230	1,972,107
Redemptions	(6,026,364)	(84,250,895)	(4,106,022)	(55,809,471)
Net decrease	(5,974,625)	(83,531,893)	(3,960,792)	(53,837,364)
Total net decrease	(8,448,173)	(117,155,589)	(3,933,728)	(58,818,743)

(a) Includes conversions of Class B shares to Class A shares, if any.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
15

COLUMBIA SELECT INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended August 31, 2015		Year Ended February 28,						Year Ended February 29,		Year Ended February 28,
Class A	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$13.69		$13.88		$12.02		$11.68		$12.46		$10.68
Income from investment operations:
Net investment income	0.08		0.12		0.15		0.17		0.14		0.14
Net realized and unrealized gain (loss)	(0.89)		(0.32)		1.71		0.56		(0.94)		1.85
Total from investment operations	(0.81)		(0.20)		1.86		0.73		(0.80)		1.99
Less distributions to shareholders:
Net investment income	—		—		—		(0.39)		—		(0.21)
Total distributions to shareholders	—		—		—		(0.39)		—		(0.21)
Proceeds from regulatory settlements	0.06		0.01		—		—		0.02		0.00	(a)
Net asset value, end of period	$12.94		$13.69		$13.88		$12.02		$11.68		$12.46
Total return	(5.48	%)(b)	(1.37	%)(c)	15.47%		6.41%		(6.26	%)(d)	18.80%
Ratios to average net assets(e)
Total gross expenses	1.44	%(f)(g)	1.49%		1.42	%(g)	1.39	%(g)	1.36%		1.33	%(g)
Total net expenses(h)	1.43	%(f)(g)(i)	1.47	%(i)	1.42	%(g)(i)	1.38	%(g)(i)	1.32	%(i)	1.33	%(g)(i)
Net investment income	1.16	%(f)	0.94%		1.20%		1.46%		1.20%		1.27%
Supplemental data
Net assets, end of period (in thousands)	$248,620		$274,993		$316,823		$313,239		$356,708		$24,668
Portfolio turnover	101%		96%		125%		100%		112%		92%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.44%.

(c)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.10%.

(d)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.19%.

(e)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(f)  Annualized.

(g)  Ratios include line of credit interest expense which is less than 0.01%.

(h)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
16

COLUMBIA SELECT INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2015		Year Ended February 28,						Year Ended February 29,		Year Ended February 28,
Class B	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$12.23		$12.50		$10.90		$10.55		$11.34		$9.75
Income from investment operations:
Net investment income	0.03		0.04		0.06		0.09		0.06		0.07
Net realized and unrealized gain (loss)	(0.80)		(0.32)		1.54		0.49		(0.87)		1.66
Total from investment operations	(0.77)		(0.28)		1.60		0.58		(0.81)		1.73
Less distributions to shareholders:
Net investment income	—		—		—		(0.23)		—		(0.14)
Total distributions to shareholders	—		—		—		(0.23)		—		(0.14)
Proceeds from regulatory settlements	0.05		0.01		—		—		0.02		0.00	(a)
Net asset value, end of period	$11.51		$12.23		$12.50		$10.90		$10.55		$11.34
Total return	(5.89	%)(b)	(2.16	%)(c)	14.68%		5.59%		(6.97	%)(d)	17.88%
Ratios to average net assets(e)
Total gross expenses	2.19	%(f)(g)	2.24%		2.17	%(g)	2.13	%(g)	2.11%		2.08	%(g)
Total net expenses(h)	2.18	%(f)(g)(i)	2.22	%(i)	2.17	%(g)(i)	2.12	%(g)(i)	2.06	%(i)	2.08	%(g)(i)
Net investment income	0.52	%(f)	0.33%		0.52%		0.91%		0.62%		0.70%
Supplemental data
Net assets, end of period (in thousands)	$1,475		$2,296		$4,260		$6,566		$11,838		$784
Portfolio turnover	101%		96%		125%		100%		112%		92%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.44%.

(c)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.10%.

(d)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.20%.

(e)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(f)  Annualized.

(g)  Ratios include line of credit interest expense which is less than 0.01%.

(h)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
17

COLUMBIA SELECT INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2015		Year Ended February 28,						Year Ended February 29,		Year Ended February 28,
Class C	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$12.08		$12.34		$10.77		$10.42		$11.20		$9.63
Income from investment operations:
Net investment income	0.02		0.02		0.05		0.07		0.05		0.07
Net realized and unrealized gain (loss)	(0.78)		(0.29)		1.52		0.51		(0.85)		1.64
Total from investment operations	(0.76)		(0.27)		1.57		0.58		(0.80)		1.71
Less distributions to shareholders:
Net investment income	—		—		—		(0.23)		—		(0.14)
Total distributions to shareholders	—		—		—		(0.23)		—		(0.14)
Proceeds from regulatory settlements	0.05		0.01		—		—		0.02		0.00	(a)
Net asset value, end of period	$11.37		$12.08		$12.34		$10.77		$10.42		$11.20
Total return	(5.88	%)(b)	(2.11	%)(c)	14.58%		5.64%		(6.96	%)(d)	17.89%
Ratios to average net assets(e)
Total gross expenses	2.19	%(f)(g)	2.24%		2.17	%(g)	2.14	%(g)	2.10%		2.08	%(g)
Total net expenses(h)	2.18	%(f)(g)(i)	2.22	%(i)	2.17	%(g)(i)	2.13	%(g)(i)	2.07	%(i)	2.08	%(g)(i)
Net investment income	0.41	%(f)	0.19%		0.45%		0.72%		0.48%		0.72%
Supplemental data
Net assets, end of period (in thousands)	$9,861		$11,042		$12,562		$12,619		$15,058		$1,272
Portfolio turnover	101%		96%		125%		100%		112%		92%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.44%.

(c)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.10%.

(d)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.19%.

(e)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(f)  Annualized.

(g)  Ratios include line of credit interest expense which is less than 0.01%.

(h)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
18

COLUMBIA SELECT INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2015		Year Ended February 28,						Year Ended February 29,		Year Ended February 28,
Class I	(Unaudited)		2015		2014		2013		2012		2011(a)
Per share data
Net asset value, beginning of period	$14.03		$14.15		$12.20		$11.89		$12.62		$11.64
Income from investment operations:
Net investment income	0.11		0.27		0.30		0.22		0.22		0.02
Net realized and unrealized gain (loss)	(0.91)		(0.40)		1.65		0.58		(0.97)		1.21
Total from investment operations	(0.80)		(0.13)		1.95		0.80		(0.75)		1.23
Less distributions to shareholders:
Net investment income	—		—		—		(0.49)		—		(0.25)
Total distributions to shareholders	—		—		—		(0.49)		—		(0.25)
Proceeds from regulatory settlements	0.06		0.01		—		—		0.02		0.00	(b)
Net asset value, end of period	$13.29		$14.03		$14.15		$12.20		$11.89		$12.62
Total return	(5.27	%)(c)	(0.85	%)(d)	15.98%		6.96%		(5.78	%)(e)	10.69%
Ratios to average net assets(f)
Total gross expenses	1.00	%(g)(h)	0.95%		0.93	%(h)	0.93	%(h)	0.84%		0.95	%(g)(h)
Total net expenses(i)	0.98	%(g)(h)	0.95%		0.93	%(h)	0.93	%(h)	0.84%		0.95	%(g)(h)(j)
Net investment income	1.59	%(g)	1.98%		2.38%		1.90%		1.87%		0.32	%(g)
Supplemental data
Net assets, end of period (in thousands)	$3		$3		$19		$24,204		$78,467		$47,056
Portfolio turnover	101%		96%		125%		100%		112%		92%

Notes to Financial Highlights

(a)  Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(b)  Rounds to zero.

(c)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.44%.

(d)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.10%.

(e)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.19%.

(f)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(g)  Annualized.

(h)  Ratios include line of credit interest expense which is less than 0.01%.

(i)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
19

COLUMBIA SELECT INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2015		Year Ended February 28,						Year Ended February 29,
Class K	(Unaudited)		2015		2014		2013		2012(a)
Per share data
Net asset value, beginning of period	$13.95		$14.11		$12.20		$11.85		$12.54
Income from investment operations:
Net investment income	0.11		0.15		0.17		0.18		0.15
Net realized and unrealized gain (loss)	(0.93)		(0.32)		1.74		0.58		(0.86)
Total from investment operations	(0.82)		(0.17)		1.91		0.76		(0.71)
Less distributions to shareholders:
Net investment income	—		—		—		(0.41)		—
Total distributions to shareholders	—		—		—		(0.41)		—
Proceeds from regulatory settlements	0.06		0.01		—		—		0.02
Net asset value, end of period	$13.19		$13.95		$14.11		$12.20		$11.85
Total return	(5.45	%)(b)	(1.13	%)(c)	15.66%		6.64%		(5.50	%)(d)
Ratios to average net assets(e)
Total gross expenses	1.24	%(f)(g)	1.25%		1.24	%(g)	1.24	%(g)	1.21	%(f)
Total net expenses(h)	1.24	%(f)(g)	1.25%		1.24	%(g)	1.24	%(g)	1.21	%(f)
Net investment income	1.53	%(f)	1.12%		1.32%		1.61%		1.33	%(f)
Supplemental data
Net assets, end of period (in thousands)	$63		$103		$111		$122		$135
Portfolio turnover	101%		96%		125%		100%		112%

Notes to Financial Highlights

(a)  Based on operations from March 7, 2011 (commencement of operations) through the stated period end.

(b)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.44%.

(c)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.10%.

(d)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.19%.

(e)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(f)  Annualized.

(g)  Ratios include line of credit interest expense which is less than 0.01%.

(h)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
20

COLUMBIA SELECT INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2015		Year Ended February 28,						Year Ended February 29,		Year Ended February 28,
Class R	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$13.62		$13.84		$12.01		$11.64		$12.45		$10.68
Income from investment operations:
Net investment income	0.07		0.10		0.11		0.14		0.11		0.13
Net realized and unrealized gain (loss)	(0.89)		(0.33)		1.72		0.57		(0.94)		1.83
Total from investment operations	(0.82)		(0.23)		1.83		0.71		(0.83)		1.96
Less distributions to shareholders:
Net investment income	—		—		—		(0.34)		—		(0.19)
Total distributions to shareholders	—		—		—		(0.34)		—		(0.19)
Proceeds from regulatory settlements	0.06		0.01		—		—		0.02		0.00	(a)
Net asset value, end of period	$12.86		$13.62		$13.84		$12.01		$11.64		$12.45
Total return	(5.58	%)(b)	(1.59	%)(c)	15.24%		6.20%		(6.51	%)(d)	18.47%
Ratios to average net assets(e)
Total gross expenses	1.69	%(f)(g)	1.74%		1.67	%(g)	1.64	%(g)	1.62%		1.58	%(g)
Total net expenses(h)	1.68	%(f)(g)(i)	1.72	%(i)	1.67	%(g)(i)	1.63	%(g)(i)	1.57	%(i)	1.58	%(g)(i)
Net investment income	0.96	%(f)	0.72%		0.87%		1.22%		0.98%		1.13%
Supplemental data
Net assets, end of period (in thousands)	$1,339		$1,563		$1,632		$1,673		$1,899		$287
Portfolio turnover	101%		96%		125%		100%		112%		92%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.44%.

(c)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.10%.

(d)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.19%.

(e)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(f)  Annualized.

(g)  Ratios include line of credit interest expense which is less than 0.01%.

(h)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
21

COLUMBIA SELECT INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2015		Year Ended February 28,
Class R4	(Unaudited)		2015		2014		2013(a)
Per share data
Net asset value, beginning of period	$14.04		$14.20		$12.27		$11.62
Income from investment operations:
Net investment income	0.09		0.24		0.18		0.02
Net realized and unrealized gain (loss)	(0.91)		(0.41)		1.75		0.92
Total from investment operations	(0.82)		(0.17)		1.93		0.94
Less distributions to shareholders:
Net investment income	—		—		—		(0.29)
Total distributions to shareholders	—		—		—		(0.29)
Proceeds from regulatory settlements	0.06		0.01		—		—
Net asset value, end of period	$13.28		$14.04		$14.20		$12.27
Total return	(5.41	%)(b)	(1.13	%)(c)	15.73%		8.17%
Ratios to average net assets(d)
Total gross expenses	1.22	%(e)(f)	1.25%		1.19	%(f)	1.25	%(e)
Total net expenses(g)	1.20	%(e)(f)(h)	1.21	%(i)	1.19	%(f)(h)	1.25	%(e)
Net investment income	1.31	%(e)	1.77%		1.35%		0.55	%(e)
Supplemental data
Net assets, end of period (in thousands)	$9		$3		$7		$3
Portfolio turnover	101%		96%		125%		100%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.44%.

(c)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.10%.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which is less than 0.01%.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  The benefits derived from expense reductions had an impact of 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
22

COLUMBIA SELECT INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2015		Year Ended February 28,
Class R5	(Unaudited)		2015		2014		2013(a)
Per share data
Net asset value, beginning of period	$14.08		$14.21		$12.26		$11.62
Income from investment operations:
Net investment income	0.11		0.12		0.32		0.03
Net realized and unrealized gain (loss)	(0.91)		(0.26)		1.63		0.92
Total from investment operations	(0.80)		(0.14)		1.95		0.95
Less distributions to shareholders:
Net investment income	—		—		—		(0.31)
Total distributions to shareholders	—		—		—		(0.31)
Proceeds from regulatory settlements	0.06		0.01		—		—
Net asset value, end of period	$13.34		$14.08		$14.21		$12.26
Total return	(5.26	%)(b)	(0.91	%)(c)	15.91%		8.20%
Ratios to average net assets(d)
Total gross expenses	0.99	%(e)(f)	1.01%		1.04	%(f)	1.05	%(e)
Total net expenses(g)	0.99	%(e)(f)	1.01%		1.04	%(f)	1.05	%(e)
Net investment income	1.56	%(e)	0.86%		2.45%		0.75	%(e)
Supplemental data
Net assets, end of period (in thousands)	$39		$59		$14		$3
Portfolio turnover	101%		96%		125%		100%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.44%.

(c)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.10%.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which is less than 0.01%.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
23

COLUMBIA SELECT INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2015		Year Ended February 28,						Year Ended February 29,		Year Ended February 28,
Class W	(Unaudited)		2015		2014		2013		2012		2011(a)
Per share data
Net asset value, beginning of period	$13.70		$13.88		$12.02		$11.68		$12.46		$11.48
Income from investment operations:
Net investment income	0.08		0.13		0.13		0.16		0.12		0.02
Net realized and unrealized gain (loss)	(0.90)		(0.32)		1.73		0.57		(0.92)		1.17
Total from investment operations	(0.82)		(0.19)		1.86		0.73		(0.80)		1.19
Less distributions to shareholders:
Net investment income	—		—		—		(0.39)		—		(0.21)
Total distributions to shareholders	—		—		—		(0.39)		—		(0.21)
Proceeds from regulatory settlements	0.06		0.01		—		—		0.02		0.00	(b)
Net asset value, end of period	$12.94		$13.70		$13.88		$12.02		$11.68		$12.46
Total return	(5.55	%)(c)	(1.30	%)(d)	15.47%		6.40%		(6.26	%)(e)	10.52%
Ratios to average net assets(f)
Total gross expenses	1.44	%(g)(h)	1.48%		1.41	%(h)	1.40	%(h)	1.38%		1.30	%(g)(h)
Total net expenses(i)	1.43	%(g)(h)(j)	1.47	%(j)	1.41	%(h)(j)	1.39	%(h)(j)	1.33	%(j)	1.30	%(g)(h)(j)
Net investment income	1.18	%(g)	0.98%		1.05%		1.42%		1.06%		0.33	%(g)
Supplemental data
Net assets, end of period (in thousands)	$175,103		$205,715		$166,486		$270,144		$232,777		$3
Portfolio turnover	101%		96%		125%		100%		112%		92%

Notes to Financial Highlights

(a)  Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(b)  Rounds to zero.

(c)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.44%.

(d)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.10%.

(e)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.19%.

(f)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(g)  Annualized.

(h)  Ratios include line of credit interest expense which is less than 0.01%.

(i)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
24

COLUMBIA SELECT INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2015		Year Ended February 28,						Year Ended February 29,
Class Y	(Unaudited)		2015		2014		2013		2012(a)
Per share data
Net asset value, beginning of period	$14.04		$14.16		$12.21		$11.89		$12.55
Income from investment operations:
Net investment income	0.12		0.19		0.22		0.21		0.18
Net realized and unrealized gain (loss)	(0.92)		(0.32)		1.73		0.59		(0.86)
Total from investment operations	(0.80)		(0.13)		1.95		0.80		(0.68)
Less distributions to shareholders:
Net investment income	—		—		—		(0.48)		—
Total distributions to shareholders	—		—		—		(0.48)		—
Proceeds from regulatory settlements	0.06		0.01		—		—		0.02
Net asset value, end of period	$13.30		$14.04		$14.16		$12.21		$11.89
Total return	(5.27	%)(b)	(0.85	%)(c)	15.97%		6.98%		(5.26	%)(d)
Ratios to average net assets(e)
Total gross expenses	0.95	%(f)(g)	0.96%		0.94	%(g)	0.95	%(g)	0.88	%(f)
Total net expenses(h)	0.95	%(f)(g)	0.96%		0.94	%(g)	0.95	%(g)	0.88	%(f)
Net investment income	1.63	%(f)	1.41%		1.67%		1.79%		1.64	%(f)
Supplemental data
Net assets, end of period (in thousands)	$14,745		$15,568		$15,701		$14,990		$12,780
Portfolio turnover	101%		96%		125%		100%		112%

Notes to Financial Highlights

(a)  Based on operations from March 7, 2011 (commencement of operations) through the stated period end.

(b)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.44%.

(c)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.10%.

(d)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.19%.

(e)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(f)  Annualized.

(g)  Ratios include line of credit interest expense which is less than 0.01%.

(h)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
25

COLUMBIA SELECT INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2015		Year Ended February 28,						Year Ended February 29,		Year Ended February 28,
Class Z	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$13.96		$14.11		$12.19		$11.86		$12.62		$10.81
Income from investment operations:
Net investment income	0.11		0.17		0.19		0.23		0.18		0.18
Net realized and unrealized gain (loss)	(0.93)		(0.33)		1.73		0.54		(0.96)		1.87
Total from investment operations	(0.82)		(0.16)		1.92		0.77		(0.78)		2.05
Less distributions to shareholders:
Net investment income	—		—		—		(0.44)		—		(0.24)
Total distributions to shareholders	—		—		—		(0.44)		—		(0.24)
Proceeds from regulatory settlements	0.06		0.01		—		—		0.02		0.00	(a)
Net asset value, end of period	$13.20		$13.96		$14.11		$12.19		$11.86		$12.62
Total return	(5.44	%)(b)	(1.06	%)(c)	15.75%		6.72%		(6.02	%)(d)	19.08%
Ratios to average net assets(e)
Total gross expenses	1.18	%(f)(g)	1.24%		1.17	%(g)	1.13	%(g)	1.11%		1.08	%(g)
Total net expenses(h)	1.18	%(f)(g)(i)	1.22	%(i)	1.17	%(g)(i)	1.12	%(g)(i)	1.08	%(i)	1.08	%(g)(i)
Net investment income	1.58	%(f)	1.23%		1.50%		2.00%		1.53%		1.58%
Supplemental data
Net assets, end of period (in thousands)	$90,759		$179,330		$237,249		$301,958		$1,093,867		$1,177,541
Portfolio turnover	101%		96%		125%		100%		112%		92%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.44%.

(c)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.10%.

(d)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.19%.

(e)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(f)  Annualized.

(g)  Ratios include line of credit interest expense which is less than 0.01%.

(h)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
26

COLUMBIA SELECT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

August 31, 2015 (Unaudited)

Note 1. Organization

Columbia Select International Equity Fund (formerly known as Columbia Multi-Advisor International Equity Fund) (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Effective May 1, 2015, Columbia Multi-Advisor International Equity Fund was renamed Columbia Select International Equity Fund.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class K, Class R, Class R4, Class R5, Class W, Class Y and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year after purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class K shares are not subject to sales charges, however this share class is closed to new investors.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund's prospectus.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Y shares are not subject to sales charges and are generally available only to certain retirement plans as described in the Fund's prospectus.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Semiannual Report 2015
27

COLUMBIA SELECT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2015 (Unaudited)

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees (the Board), including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.

Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the NYSE. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain

Semiannual Report 2015
28

COLUMBIA SELECT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2015 (Unaudited)

assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligation under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract. The Fund's risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the exchange's clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the counterparty credit risk is failure of the clearinghouse. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker's customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker's customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties.

An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument's payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the exchange or clearinghouse for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $500,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund's net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition

Semiannual Report 2015
29

COLUMBIA SELECT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2015 (Unaudited)

to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Forward Foreign Currency Exchange Contracts

Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund's securities, to shift investment exposure from one currency to another, to shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark and/or to recover an underweight country exposure in its portfolio. These instruments may be used for other purposes in future periods.

The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund's portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchange traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage exposure to the securities market and maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund pledges cash or securities with the broker in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

At August 31, 2015, the Fund had no outstanding derivatives.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended August 31, 2015:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Total ($)
Equity risk		171,900	171,900
Foreign exchange risk	42,973	—	42,973
Total	42,973	171,900	214,873

Semiannual Report 2015
30

COLUMBIA SELECT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2015 (Unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Forward Foreign Currency Exchange Contracts ($)	Futures Contracts ($)	Total ($)
Equity risk	—	(320,772)	(320,772)
Foreign exchange risk	352,813	—	352,813
Total	352,813	(320,772)	32,041

The following table provides a summary of the average outstanding volume by derivative instrument for the six months ended August 31, 2015:

Derivative Instrument	Average Notional Amounts($)*
Futures contracts — Long	335,289
Derivative Instrument	Average Unrealized Appreciation ($)*	Average Unrealized Depreciation ($)*
Forward foreign currency exchange contracts	3,148	(121,788)

*Based on the ending daily outstanding amounts for the six months ended August 31, 2015.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the

Semiannual Report 2015
31

COLUMBIA SELECT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2015 (Unaudited)

performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In May 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2015-07, Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). ASU No. 2015-07 changes the disclosure requirements for investments for which fair value is measured using the net asset value per share practical expedient. The disclosure requirements are effective for annual periods beginning after December 15, 2015 and interim periods within those fiscal years. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Other Transactions with Affiliates

Management Fees

Effective July 1, 2015, the Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund's subadviser (see Subadvisory Agreement) has the primary responsibility for the day-to-day portfolio management of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.87% to 0.67% as the Fund's net assets increase. The annualized effective management services fee rate for the six months ended August 31, 2015 was 0.86% of the Fund's average daily net assets.

Prior to July 1, 2015, the Fund paid the Investment Manager an annual fee for advisory services under an Investment Management Services Agreement and a separate annual fee for administrative and accounting services under an Administrative Services Agreement. For the period from March 1, 2015 through June 30, 2015, the investment advisory services fee paid to the Investment Manager was $1,683,225, and the administrative services fee paid to the Investment Manager was $170,243.

Subadvisory Agreement

The Investment Manager has entered into a Subadvisory Agreement with Threadneedle International Limited (Threadneedle), an affiliate of the Investment Manager and wholly-owned subsidiary of Ameriprise Financial, to serve as the subadviser to the Fund. The Investment Manager compensates Threadneedle to manage the investment of the Fund's assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended August 31, 2015, other expenses paid by the Fund to this company were $1,034.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these Board members may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Transfer Agency Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services

Semiannual Report 2015
32

COLUMBIA SELECT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2015 (Unaudited)

Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class. Class I and Class Y shares do not pay transfer agency fees.

For the six months ended August 31, 2015, the Fund's annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.24%
Class B	0.24
Class C	0.24
Class K	0.05
Class R	0.24
Class R4	0.25
Class R5	0.05
Class W	0.24
Class Z	0.24

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2015, these minimum account balance fees reduced total expenses of the Fund by $14,642.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee at the maximum annual rate of 0.25% of the average daily net assets attributable to Class B, Class C and Class W shares of the Fund and the payment of a monthly distribution fee at the maximum annual rate of 0.75%, 0.75%, 0.50% and 0.25% of the average daily net assets attributable to Class B, Class C, Class R and Class W shares of the Fund, respectively.

Although the Fund may pay a distribution fee up to 0.25% of the Fund's average daily net assets attributable to Class W shares and a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class W shares, the aggregate fee shall not exceed 0.25% of the Fund's average daily net assets attributable to Class W shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares

Semiannual Report 2015
33

COLUMBIA SELECT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2015 (Unaudited)

were $40,505 for Class A, $155 for Class B and $115 for Class C shares for the six months ended August 31, 2015.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the annual rates of:

	Contractual Expense Cap July 1, 2015 Through June 30, 2016	Voluntary Expense Cap Prior to July 1, 2015
Class A	1.42%	1.49%
Class B	2.17	2.24
Class C	2.17	2.24
Class I	0.98	1.05
Class K	1.28	1.35
Class R	1.67	1.74
Class R4	1.17	1.24
Class R5	1.03	1.10
Class W	1.42	1.49
Class Y	0.98	1.05
Class Z	1.17	1.24

The contractual agreement may be modified or amended only with approval from all parties. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and other expenses the exclusion of which is specifically approved by the Board. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At August 31, 2015, the cost of investments for federal income tax purposes was approximately $517,856,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$54,002,000
Unrealized depreciation	(36,821,000)
Net unrealized appreciation	$17,181,000

The following capital loss carryforwards, determined as of February 28, 2015, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2017	229,141,617
2018	553,521,080
Total	782,662,697

Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund has elected to treat late-year ordinary losses of $1,859,015 as arising on March 1, 2015.

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $614,322,541 and $730,887,540, respectively, for the six months ended August 31, 2015. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Semiannual Report 2015
34

COLUMBIA SELECT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2015 (Unaudited)

Note 6. Regulatory Settlements

During the six months ended August 31, 2015, the Fund recorded a receivable of $2,627,180 and during the year ended February 28, 2015, the Fund received $633,636 as a result of regulatory settlement proceedings brought by the Securities and Exchange Commission against an unaffiliated third party relating to market timing and/or late trading of mutual funds. These amounts represented the Fund's portion of the proceeds from the settlement (neither the Fund nor the Investment Manager were a party to the proceeding). The payments have been included in Proceeds from regulatory settlements in the Statement of Changes in Net Assets.

Note 7. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $550 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations.

For the six months ended August 31, 2015, the average daily loan balance outstanding on days when borrowing existed was $2,550,000 at a weighted average interest rate of 1.17%. Interest expense incurred by the Fund is recorded as a line of credit interest expense in the Statement of Operations.

Note 9. Significant Risks

Financial Sector Risk

The Fund may be more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry. Performance of such companies may be affected by competitive pressures and exposure to investments or agreements that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.

Foreign Securities and Emerging Market Countries Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the various conditions, events or other factors impacting those countries and may, therefore, have a greater risk than that of a fund which is more geographically diversified.

Shareholder Concentration Risk

At August 31, 2015, affiliated shareholders of record owned 59.9% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a

Semiannual Report 2015
35

COLUMBIA SELECT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2015 (Unaudited)

large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2015
36

COLUMBIA SELECT INTERNATIONAL EQUITY FUND

INTERIM APPROVAL OF INVESTMENT MANAGEMENT SERVICES AND SUBADVISORY AGREEMENTS

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Select International Equity Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under a Subadvisory Agreement (the Subadvisory Agreement) between Columbia Management and Threadneedle International Limited (the Subadviser), an affiliate of Columbia Management, the Subadviser has provided portfolio management and related services for the Fund.

The Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considered the renewal of the IMS Agreement and the Subadvisory Agreement (together, the Advisory Agreements) for a two-month period (Short-Term Period) in order to align the Advisory Agreements with the review cycle of other funds in the Columbia family of funds. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2015, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel, and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.

The Board, at its April 13-15, 2015 in-person Board meeting (the April Meeting), considered the renewal of the Advisory Agreements for the Short-Term Period. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory and subadvisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements for the Short-Term Period.

Nature, Extent and Quality of Services Provided by Columbia Management and the Subadviser

The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Management and the Subadviser, as well as their history, reputation, expertise, resources and relative capabilities, and the qualifications of their personnel.

With respect to Columbia Management, the Board specifically considered many developments during the past year concerning the services provided by Columbia Management. The Board took into account the information it received and reviewed concerning Columbia Management's ongoing oversight and monitoring of the subadvisers, observing the broad scope of services provided by Columbia Management to each subadvised Fund, including, among other noted services, investment, risk and compliance oversight. The Board also took into account the Subadviser oversight structure and the Columbia Management team dedicated thereto as well as the contemplated enhancements to the team and its resources. The Board also noted the information it received concerning Columbia Management's ability to retain its key portfolio management personnel.

In connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management. In evaluating the quality of services provided under the IMS Agreement and the Fund's Administrative Services Agreement, the Board also took into account the organization and strength of the Fund's and its service providers' compliance programs. The Board also reviewed the financial condition of Columbia Management and its affiliates and their ability to carry out their responsibilities under the IMS Agreement and the Fund's other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. In addition, the Board discussed the acceptability of the terms of the IMS Agreement for the Short-Term Period.

Semiannual Report 2015
37

COLUMBIA SELECT INTERNATIONAL EQUITY FUND

INTERIM APPROVAL OF INVESTMENT MANAGEMENT SERVICES AND SUBADVISORY AGREEMENTS (continued)

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that the services being performed by Columbia Management and its affiliates were acceptable for the Short-Term Period.

With respect to the Subadviser, the Board observed that it had previously approved the Subadviser's code of ethics and compliance program, that the Chief Compliance Officer of the Fund continues to monitor the code and the program, and that no material concerns have been reported. The Board also considered the Subadviser's organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered the Subadviser's capability and wherewithal to carry out its responsibilities under the Subadvisory Agreement for the Short-Term Period. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreement for the Short-Term Period. The Board noted that the terms of the Subadvisory Agreement are generally consistent with the terms of other subadviser agreements for subadvisers who manage other funds managed by the Investment Manager. Based on the foregoing, and based on other information received (both oral and written) and other considerations, including, in particular, the performance of the Fund (discussed below), as well as the Investment Manager's recommendation that the Board approve renewal of the Subadvisory Agreement with the Subadviser the Board concluded that the services being performed under the Subadvisory Agreement were acceptable for purposes of renewal for the Short-Term Period.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the Advisory Agreements, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. Additionally, the Board reviewed the performance of the Subadviser and Columbia Management's process for monitoring the Subadviser. The Board considered, in particular, management's rationale for recommending the continued retention of the Subadviser. The Board observed that for purposes of approving the Advisory Agreements for the Short-Term Period, the Fund's performance was acceptable.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management, its Affiliates and the Subadviser from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Management's profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that the total expense ratio of the Fund is generally no higher than the median expense ratio of funds in the same comparison universe of the Fund).

Additionally, the Board reviewed the level of subadvisory fees paid to the Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. The Board observed that the subadvisory fee level for the Subadviser was generally comparable to those charged by other subadvisers to similar funds managed by the Investment Manager. The Board also reviewed fee rates charged by the Subadviser to other client accounts.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. The Board noted that the fees paid by the Funds should

Semiannual Report 2015
38

COLUMBIA SELECT INTERNATIONAL EQUITY FUND

INTERIM APPROVAL OF INVESTMENT MANAGEMENT SERVICES AND SUBADVISORY AGREEMENTS (continued)

permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. For purposes of approving the Advisory Agreements for the Short-Term Period, the Board concluded that the investment management service and subadvisory fees were fair and reasonable, observing that the profitability levels also seemed reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that IMS fees decline as Fund assets exceed various breakpoints.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that, for purposes of its consideration of the renewal of the Advisory Agreements for the Short-Term Period, fees payable under the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. The Board noted its understanding that it would undertake the full consideration of renewal of the Advisory Agreements for the full annual period at its June 2015 meetings. On April 15, 2015, the Board, including all of the Independent Trustees, approved the renewal of the Advisory Agreements for the Short-Term Period.

Semiannual Report 2015
39

COLUMBIA SELECT INTERNATIONAL EQUITY FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AND SUBADVISORY AGREEMENTS

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager, and together with its global affiliates, Columbia Threadneedle), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Select International Equity Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under a Subadvisory Agreement (the Subadvisory Agreement) between Columbia Management and Threadneedle International Limited (the Subadviser), an affiliate of Columbia Management, the Subadviser has provided portfolio management and related services for the Fund.

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement and the Subadvisory Agreement (together, the Advisory Agreements). Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March, April and June 2015, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March, April and June were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials were revised to reflect discussion and subsequent requests made by the Board representatives. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.

The Board, at its June 15-17, 2015 in-person Board meeting (the June Meeting), considered the renewal of the Advisory Agreements for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory and subadvisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.

Nature, Extent and Quality of Services Provided by Columbia Management and the Subadviser

The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Management and the Subadviser, as well as their history, reputation, expertise, resources and relative capabilities, and the qualifications of their personnel.

With respect to Columbia Management, the Board specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, detailed information regarding the process employed by Columbia Management for selecting and overseeing affiliated and unaffiliated subadvisers. The Board took into account the broad scope of services provided by Columbia Management to each subadvised Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Management's ability to attract and retain key portfolio management personnel.

In connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management, recalling the information it received highlighting achievements in 2014 in the performance of administrative services. In evaluating the quality of services provided under the IMS Agreement and the Fund's Administrative Services Agreement, the Board also took into account the organization and strength of the Fund's and its service providers' compliance programs. The Board also reviewed the financial condition of Columbia Management and its affiliates and their ability to carry out their responsibilities under the IMS Agreement and the Fund's other

Semiannual Report 2015
40

COLUMBIA SELECT INTERNATIONAL EQUITY FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AND SUBADVISORY AGREEMENTS (continued)

service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. In addition, the Board discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board took into account the proposed combination of the forms of IMS Agreements and Administrative Services Agreements into a single form of agreement with the combined form reflecting no proposed change in services or fees. Given no material change, the Trustees agreed to the combined form, to be effective upon each Fund's next annual update. The Board concluded that the services being performed under the IMS Agreement and the Administrative Services Agreement were of a reasonably high quality.

With respect to the Subadviser, the Board observed that it had previously approved the Subadviser's code of ethics and compliance program, that the Chief Compliance Officer of the Fund continues to monitor the code and the program, and that no material concerns have been reported. The Board also considered the Subadviser's organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered the Subadviser's capability and wherewithal to carry out its responsibilities under the applicable Subadvisory Agreement. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreement, including the scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreement are generally consistent with the terms of other subadviser agreements for subadvisers who manage other funds managed by the Investment Manager. It was observed that no material changes were recommended to the Subadvisory Agreement.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that the Subadviser was in a position to provide quality services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the Advisory Agreements, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed the Fund's underperformance for certain periods, noting that appropriate steps, such as changes to strategy and management teams, had been taken.

Additionally, the Board reviewed the performance of the Subadviser and Columbia Management's process for monitoring the Subadviser. The Board considered, in particular, management's rationale for recommending the continued retention of the Subadviser.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management, its Affiliates and the Subadviser from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Management's profitability.

The Board considered the reports of its independent fee consultant, JDL, which assisted in the Board's analysis of the Funds' performance and expenses, and JDL's conclusion that the effective investment management fee rate for the Fund remains within a reasonable range. The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that the total expense ratio of the Fund is generally no higher than the median expense ratio of funds in the same comparison universe of the Fund). The Board took

Semiannual Report 2015
41

COLUMBIA SELECT INTERNATIONAL EQUITY FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AND SUBADVISORY AGREEMENTS (continued)

into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe's median expense ratio.

Additionally, the Board reviewed the level of subadvisory fees paid to the Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. The Board observed that the subadvisory fee level for the Subadviser was generally comparable to those charged by other subadvisers to similar funds managed by the Investment Manager. The Board also reviewed fee rates charged by the Subadviser to other client accounts. The Board also reviewed fee rates charged by other comparable mutual funds employing the Subadviser to provide subadvisory services. Based on its reviews, including recommendations from JDL, the Board concluded that the Fund's investment management and subadvisory fees were fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Management and Ameriprise from managing, operating and distributing the Funds. The Board took into account JDL's conclusion that 2014 Columbia Management profitability was reasonable. It also considered that Columbia Management generated 2014 profitability that only moderately exceeded 2013 levels. It was further observed that, based on information presented, 2014 overall profitability is in line with profitability levels of industry competitors. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that IMS fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that fees payable under the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 17, 2015, the Board, including all of the Independent Trustees, approved the renewal of the Advisory Agreements.

Semiannual Report 2015
42

COLUMBIA SELECT INTERNATIONAL EQUITY FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedle.com/us; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2015
43

Columbia Select International Equity Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to columbiathreadneedle.com/us. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2015 Columbia Management Investment Advisers, LLC.

columbiathreadneedle.com/us

SAR201_02_E01_(10/15)

SEMIANNUAL REPORT

August 31, 2015

COLUMBIA SELECT LARGE CAP EQUITY FUND

PRESIDENT'S MESSAGE

Dear Shareholder,

Today's investors are typically focused on outcomes, like living a certain retirement lifestyle, paying for college education or building a legacy. But in today's complex global investment landscape, even simple goals are not easily achieved.

At Columbia Threadneedle Investments, we aspire to help satisfy five core needs of today's investors:

■  Generate an appropriate stream of income in retirement

Traditional approaches to generating income may not provide the diversification benefits they once did, and they may actually introduce unwanted risk in today's market. To seek to improve your potential to live comfortably long term, we endeavor to pursue investments that explore less traveled paths to income.

■  Navigate a changing interest rate environment

Today's uncertain market environment includes the prospect of a rise in interest rates. Blending traditional investments with non-traditional or alternative products may help protect your wealth during periods of volatility. We can help strengthen your portfolio with agile products designed to take on the market's ups and downs.

■  Maximize after-tax returns

In an environment where what you keep may be more important than what you earn, municipal bonds can help mitigate high tax burdens while providing potentially attractive yields. Our state and federal tax-exempt products are aimed at helping investors manage risk, minimize the fluctuation of capital and grow wealth on a more tax-efficient basis.

■  Grow assets to achieve financial goals

We believe that finding and protecting growth comes from a disciplined security selection process designed to create excess return. Our goal is to provide investment solutions built to help you face today's market challenges and grow your assets at each crossroad of your journey.

■  Ease the impact of volatile markets

Despite a bull market run that has benefited many investors over the past several years, it's important to remember the lessons of 2008 and the value that a well-diversified portfolio may provide through times of market volatility. We are here to help you hold onto the savings you have worked tirelessly to amass, and to provide you the best opportunity to maintain your standard of living regardless of market conditions.

Find out today how we can help you confidently invest to realize your dreams. Please visit us at blog.columbiathreadneedleus.com/our-best-ideas to learn more about our unique investment solutions.

The world is constantly changing, but our priority remains the same: to help you secure your finances, meet your goals and achieve success. Thank you for your continued investment with us.

Sincerely,

Christopher O. Petersen
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit columbiathreadneedle.com/us. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2015

COLUMBIA SELECT LARGE CAP EQUITY FUND

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	9
Statement of Operations	11
Statement of Changes in Net Assets	12
Financial Highlights	14
Notes to Financial Statements	21
Interim Approval of Investment Management Services Agreement	28
Approval of Investment Management Services Agreement	30
Important Information About This Report	33

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiathreadneedle.com/us or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2015

COLUMBIA SELECT LARGE CAP EQUITY FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia Select Large Cap Equity Fund (the Fund) Class A shares returned -3.96% excluding sales charges for the six-month period that ended August 31, 2015.

■  The Fund outperformed its benchmark, the S&P 500 Index, which returned -5.32% for the same period.

Average Annual Total Returns (%) (for period ended August 31, 2015)

	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class A	08/02/99
Excluding sales charges		-3.96	2.44	15.13	6.96
Including sales charges		-9.45	-3.48	13.77	6.33
Class B	08/02/99
Excluding sales charges		-4.36	1.60	14.27	6.15
Including sales charges		-8.68	-2.59	14.03	6.15
Class C	08/02/99
Excluding sales charges		-4.27	1.69	14.28	6.16
Including sales charges		-5.14	0.86	14.28	6.16
Class I*	09/27/10	-3.84	2.77	15.59	7.30
Class R5*	11/08/12	-3.84	2.74	15.48	7.25
Class W*	09/27/10	-4.04	2.37	15.16	6.99
Class Z	10/02/98	-3.87	2.71	15.41	7.22
S&P 500 Index		-5.32	0.48	15.87	7.15

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedle.com/us or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedle.com/us/investment-products/mutual-funds/appended-performance for more information.

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2015
2

COLUMBIA SELECT LARGE CAP EQUITY FUND

PORTFOLIO OVERVIEW

(Unaudited)

Top Ten Holdings (%) (at August 31, 2015)
Apple, Inc.	4.4
Microsoft Corp.	3.4
JPMorgan Chase & Co.	3.1
Exxon Mobil Corp.	2.9
Home Depot, Inc. (The)	2.7
Berkshire Hathaway, Inc., Class B	2.6
Citigroup, Inc.	2.6
Comcast Corp., Class A	2.5
Wells Fargo & Co.	2.4
Google, Inc., Class C	2.3

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at August 31, 2015)
Common Stocks	97.3
Money Market Funds	2.7
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Equity Sector Breakdown (%) (at August 31, 2015)
Consumer Discretionary	11.8
Consumer Staples	9.8
Energy	8.9
Financials	18.1
Health Care	16.0
Industrials	8.5
Information Technology	23.0
Materials	2.0
Utilities	1.9
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

Portfolio Management

Peter Santoro, CFA

Melda Mergen, CFA, CAIA

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on a fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2015 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Semiannual Report 2015
3

COLUMBIA SELECT LARGE CAP EQUITY FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

March 1, 2015 – August 31, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	960.40	1,019.31	5.85	6.02	1.18
Class B	1,000.00	1,000.00	956.40	1,015.52	9.54	9.83	1.93
Class C	1,000.00	1,000.00	957.30	1,015.52	9.55	9.83	1.93
Class I	1,000.00	1,000.00	961.60	1,021.28	3.92	4.04	0.79
Class R5	1,000.00	1,000.00	961.60	1,021.03	4.16	4.29	0.84
Class W	1,000.00	1,000.00	959.60	1,019.36	5.79	5.97	1.17
Class Z	1,000.00	1,000.00	961.30	1,020.57	4.61	4.75	0.93

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2015
4

COLUMBIA SELECT LARGE CAP EQUITY FUND

PORTFOLIO OF INVESTMENTS

August 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 97.1%

Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY 11.5%
Hotels, Restaurants & Leisure 1.0%
Norwegian Cruise Line Holdings Ltd.(a)	95,720	5,513,472
Media 6.2%
Cinemark Holdings, Inc.	188,517	6,701,780
Comcast Corp., Class A	227,864	12,835,579
DISH Network Corp., Class A(a)	106,270	6,298,623
Time Warner, Inc.	102,922	7,317,754
Total		33,153,736
Specialty Retail 4.3%
Home Depot, Inc. (The)	118,934	13,851,054
TJX Companies, Inc. (The)	126,333	8,883,736
Total		22,734,790
Total Consumer Discretionary		61,401,998
CONSUMER STAPLES 9.5%
Beverages 2.1%
PepsiCo, Inc.	123,890	11,513,098
Food & Staples Retailing 2.2%
CVS Health Corp.	114,774	11,752,858
Food Products 1.1%
Tyson Foods, Inc., Class A	135,594	5,732,914
Tobacco 4.1%
Altria Group, Inc.	189,422	10,149,231
Philip Morris International, Inc.	150,513	12,010,937
Total		22,160,168
Total Consumer Staples		51,159,038
ENERGY 8.6%
Energy Equipment & Services 1.4%
Schlumberger Ltd.	101,351	7,841,527
Oil, Gas & Consumable Fuels 7.2%
Anadarko Petroleum Corp.	63,550	4,548,909
BP PLC, ADR	189,966	6,371,460
Exxon Mobil Corp.	200,390	15,077,343
Kinder Morgan, Inc.	204,700	6,634,327
Williams Companies, Inc. (The)	121,887	5,874,953
Total		38,506,992
Total Energy		46,348,519

Common Stocks (continued)

Issuer	Shares	Value ($)
FINANCIALS 17.6%
Banks 7.8%
Citigroup, Inc.	249,040	13,318,659
JPMorgan Chase & Co.	252,813	16,205,314
Wells Fargo & Co.	231,860	12,365,094
Total		41,889,067
Capital Markets 3.4%
BlackRock, Inc.	26,658	8,063,245
Goldman Sachs Group, Inc. (The)	53,510	10,091,986
Total		18,155,231
Diversified Financial Services 2.5%
Berkshire Hathaway, Inc., Class B(a)	99,406	13,324,380
Insurance 1.1%
Aon PLC	64,584	6,034,729
Real Estate Investment Trusts (REITs) 2.8%
Public Storage	36,085	7,262,828
Simon Property Group, Inc.	42,704	7,657,681
Total		14,920,509
Total Financials		94,323,916
HEALTH CARE 15.5%
Biotechnology 4.5%
Alexion Pharmaceuticals, Inc.(a)	38,021	6,546,836
Alkermes PLC(a)	102,836	6,124,912
BioMarin Pharmaceutical, Inc.(a)	24,113	3,116,364
Intercept Pharmaceuticals, Inc.(a)	11,283	2,141,062
Vertex Pharmaceuticals, Inc.(a)	47,855	6,102,470
Total		24,031,644
Health Care Equipment & Supplies 2.2%
Medtronic PLC	167,272	12,092,093
Health Care Providers & Services 3.7%
Aetna, Inc.	58,766	6,729,882
Express Scripts Holding Co.(a)	86,876	7,262,833
Laboratory Corp. of America Holdings(a)	48,217	5,680,445
Total		19,673,160
Life Sciences Tools & Services 1.6%
Thermo Fisher Scientific, Inc.	69,667	8,734,152

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
5

COLUMBIA SELECT LARGE CAP EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2015 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Pharmaceuticals 3.5%
Bristol-Myers Squibb Co.	147,136	8,750,178
Merck & Co., Inc.	183,340	9,872,859
Total		18,623,037
Total Health Care		83,154,086
INDUSTRIALS 8.2%
Aerospace & Defense 4.6%
Honeywell International, Inc.	88,780	8,813,190
Lockheed Martin Corp.	41,622	8,373,514
Northrop Grumman Corp.	44,990	7,366,663
Total		24,553,367
Air Freight & Logistics 1.6%
United Parcel Service, Inc., Class B	87,650	8,559,023
Construction & Engineering 0.9%
Quanta Services, Inc.(a)	203,180	4,925,083
Professional Services 1.1%
Dun & Bradstreet Corp. (The)	56,277	5,963,674
Total Industrials		44,001,147
INFORMATION TECHNOLOGY 22.4%
Communications Equipment 2.2%
Cisco Systems, Inc.	451,180	11,676,538
Internet Software & Services 7.8%
eBay, Inc.(a)	232,974	6,315,925
Facebook, Inc., Class A(a)	114,700	10,257,621
Google, Inc., Class A(a)	11,746	7,609,294
Google, Inc., Class C(a)	19,641	12,143,048
Yahoo!, Inc.(a)	171,468	5,528,129
Total		41,854,017
IT Services 1.7%
MasterCard, Inc., Class A	99,593	9,199,405
Semiconductors & Semiconductor Equipment 1.3%
Qorvo, Inc.(a)	54,420	3,020,854
Skyworks Solutions, Inc.	43,502	3,799,900
Total		6,820,754

Common Stocks (continued)

Issuer	Shares	Value ($)
Software 5.1%
Electronic Arts, Inc.(a)	108,184	7,156,372
Microsoft Corp.	405,373	17,641,833
VMware, Inc., Class A(a)	34,101	2,699,094
Total		27,497,299
Technology Hardware, Storage & Peripherals 4.3%
Apple, Inc.	202,157	22,795,223
Total Information Technology		119,843,236
MATERIALS 1.9%
Chemicals 1.2%
LyondellBasell Industries NV, Class A	76,240	6,509,371
Containers & Packaging 0.7%
Berry Plastics Group, Inc.(a)	130,794	3,871,503
Total Materials		10,380,874
UTILITIES 1.9%
Multi-Utilities 1.9%
PG&E Corp.	202,017	10,016,003
Total Utilities		10,016,003
Total Common Stocks (Cost: $485,219,763)		520,628,817

Money Market Funds 2.7%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.150%(b)(c)	14,646,354	14,646,354
Total Money Market Funds (Cost: $14,646,354)		14,646,354
Total Investments (Cost: $499,866,117)		535,275,171
Other Assets & Liabilities, Net		1,063,080
Net Assets		536,338,251

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
6

COLUMBIA SELECT LARGE CAP EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2015 (Unaudited)

Notes to Portfolio of Investments

(a)  Non-income producing investment.

(b)  The rate shown is the seven-day current annualized yield at August 31, 2015.

(c)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	13,232,791	201,465,164	(200,051,601)	14,646,354	9,304	14,646,354

Abbreviation Legend

ADR  American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
7

COLUMBIA SELECT LARGE CAP EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2015 (Unaudited)

Fair Value Measurements (continued)

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at August 31, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	61,401,998	—	—	61,401,998
Consumer Staples	51,159,038	—	—	51,159,038
Energy	46,348,519	—	—	46,348,519
Financials	94,323,916	—	—	94,323,916
Health Care	83,154,086	—	—	83,154,086
Industrials	44,001,147	—	—	44,001,147
Information Technology	119,843,236	—	—	119,843,236
Materials	10,380,874	—	—	10,380,874
Utilities	10,016,003	—	—	10,016,003
Total Common Stocks	520,628,817	—	—	520,628,817
Money Market Funds	—	14,646,354	—	14,646,354
Total Investments	520,628,817	14,646,354	—	535,275,171

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	13,232,791	13,232,791	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

There were no transfers of financial assets between Levels 2 and 3 during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
8

COLUMBIA SELECT LARGE CAP EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2015 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $485,219,763)	$520,628,817
Affiliated issuers (identified cost $14,646,354)	14,646,354
Total investments (identified cost $499,866,117)	535,275,171
Receivable for:
Investments sold	10,224,139
Capital shares sold	1,627,564
Dividends	898,788
Expense reimbursement due from Investment Manager	2,437
Prepaid expenses	4,777
Trustees' deferred compensation plan	10,058
Other assets	26,092
Total assets	548,069,026
Liabilities
Payable for:
Investments purchased	10,301,828
Capital shares purchased	1,150,418
Investment management fees	34,127
Distribution and/or service fees	3,101
Transfer agent fees	56,404
Compensation of board members	144,147
Other expenses	30,692
Trustees' deferred compensation plan	10,058
Total liabilities	11,730,775
Net assets applicable to outstanding capital stock	$536,338,251
Represented by
Paid-in capital	$485,725,080
Undistributed net investment income	1,726,082
Accumulated net realized gain	13,478,035
Unrealized appreciation (depreciation) on:
Investments	35,409,054
Total — representing net assets applicable to outstanding capital stock	$536,338,251

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
9

COLUMBIA SELECT LARGE CAP EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

August 31, 2015 (Unaudited)

Class A
Net assets	$127,366,262
Shares outstanding	11,363,745
Net asset value per share	$11.21
Maximum offering price per share(a)	$11.89
Class B
Net assets	$268,190
Shares outstanding	25,776
Net asset value per share	$10.40
Class C
Net assets	$5,262,436
Shares outstanding	506,206
Net asset value per share	$10.40
Class I
Net assets	$224,629,392
Shares outstanding	20,137,614
Net asset value per share	$11.15
Class R5
Net assets	$148,035
Shares outstanding	12,963
Net asset value per share	$11.42
Class W
Net assets	$2,119
Shares outstanding	189
Net asset value per share(b)	$11.20
Class Z
Net assets	$178,661,817
Shares outstanding	16,036,377
Net asset value per share	$11.14

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

(b) Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
10

COLUMBIA SELECT LARGE CAP EQUITY FUND

STATEMENT OF OPERATIONS

Six Months Ended August 31, 2015 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$4,429,768
Dividends — affiliated issuers	9,304
Total income	4,439,072
Expenses:
Investment management fees	1,993,432
Distribution and/or service fees
Class A	174,071
Class B	1,638
Class C	28,899
Class W	3
Transfer agent fees
Class A	139,771
Class B	329
Class C	5,802
Class R5	34
Class W	2
Class Z	204,857
Compensation of board members	13,301
Custodian fees	3,912
Printing and postage fees	21,439
Registration fees	38,305
Professional fees	15,159
Other	7,945
Total expenses	2,648,899
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(152,472)
Expense reductions	(2,278)
Total net expenses	2,494,149
Net investment income	1,944,923
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	13,676,794
Net realized gain	13,676,794
Net change in unrealized appreciation (depreciation) on:
Investments	(38,484,708)
Net change in unrealized depreciation	(38,484,708)
Net realized and unrealized loss	(24,807,914)
Net decrease in net assets from operations	$(22,862,991)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
11

COLUMBIA SELECT LARGE CAP EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015
Operations
Net investment income	$1,944,923	$9,755,468
Net realized gain	13,676,794	83,744,865
Net change in unrealized depreciation	(38,484,708)	(25,198,870)
Net increase (decrease) in net assets resulting from operations	(22,862,991)	68,301,463
Distributions to shareholders
Net investment income
Class A	(1,466,240)	(1,007,247)
Class B	(2,831)	(319)
Class C	(58,616)	(4,534)
Class I	(1,795,371)	(1,503,373)
Class R5	(1,382)	(2,007)
Class W	(26)	(19)
Class Z	(2,259,277)	(2,231,957)
Net realized gains
Class A	(11,591,637)	(18,823,467)
Class B	(25,111)	(61,089)
Class C	(519,963)	(763,718)
Class I	(13,433,308)	(19,951,363)
Class R5	(10,428)	(20,851)
Class W	(207)	(359)
Class Z	(17,236,124)	(32,532,189)
Total distributions to shareholders	(48,400,521)	(76,902,492)
Increase (decrease) in net assets from capital stock activity	120,060,689	(53,221,887)
Proceeds from regulatory settlements (Note 6)	387,114	—
Total increase (decrease) in net assets	49,184,291	(61,822,916)
Net assets at beginning of period	487,153,960	548,976,876
Net assets at end of period	$536,338,251	$487,153,960
Undistributed net investment income	$1,726,082	$5,364,902

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
12

COLUMBIA SELECT LARGE CAP EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended August 31, 2015 (Unaudited)		Year Ended February 28, 2015
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	941,341	11,432,105	1,552,952	19,641,450
Distributions reinvested	292,955	3,541,827	382,635	4,838,784
Redemptions	(702,427)	(8,658,392)	(1,288,515)	(16,664,333)
Net increase	531,869	6,315,540	647,072	7,815,901
Class B shares
Subscriptions	4,222	48,038	5,143	61,605
Distributions reinvested	1,393	15,658	3,352	39,857
Redemptions(a)	(12,593)	(151,010)	(11,828)	(144,290)
Net decrease	(6,978)	(87,314)	(3,333)	(42,828)
Class C shares
Subscriptions	63,594	723,538	118,976	1,449,094
Distributions reinvested	39,733	446,201	47,306	561,416
Redemptions	(76,326)	(867,863)	(29,610)	(356,496)
Net increase	27,001	301,876	136,672	1,654,014
Class I shares
Subscriptions	11,388,040	137,206,339	11,943	151,296
Distributions reinvested	1,266,925	15,228,435	1,704,373	21,454,332
Redemptions	(2,809,824)	(33,798,316)	(3,360,476)	(43,470,520)
Net increase (decrease)	9,845,141	118,636,458	(1,644,160)	(21,864,892)
Class R5 shares
Subscriptions	2,556	29,298	9,787	133,111
Distributions reinvested	941	11,578	1,760	22,474
Redemptions	(1,479)	(19,432)	(5,563)	(72,865)
Net increase	2,018	21,444	5,984	82,720
Class W shares
Redemptions	—	—	(23)	(300)
Net decrease	—	—	(23)	(300)
Class Z shares
Subscriptions	445,775	5,233,694	736,523	9,333,855
Distributions reinvested	755,986	9,079,398	1,180,060	14,824,535
Redemptions	(1,589,433)	(19,440,407)	(5,070,986)	(65,024,892)
Net decrease	(387,672)	(5,127,315)	(3,154,403)	(40,866,502)
Total net increase (decrease)	10,011,379	120,060,689	(4,012,191)	(53,221,887)

(a) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
13

COLUMBIA SELECT LARGE CAP EQUITY FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended August 31, 2015		Year Ended February 28,						Year Ended February 29,		Year Ended February 28,
Class A	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$12.86		$13.10		$15.21		$14.09		$13.73		$11.48
Income from investment operations:
Net investment income	0.03		0.23		0.11		0.10		0.10		0.05
Net realized and unrealized gain (loss)	(0.46)		1.53		3.03		1.66		0.36		2.26
Total from investment operations	(0.43)		1.76		3.14		1.76		0.46		2.31
Less distributions to shareholders:
Net investment income	(0.14)		(0.10)		(0.13)		(0.13)		(0.10)		(0.06)
Net realized gains	(1.09)		(1.90)		(5.12)		(0.51)		—		—
Total distributions to shareholders	(1.23)		(2.00)		(5.25)		(0.64)		(0.10)		(0.06)
Proceeds from regulatory settlements	0.01		—		—		—		0.00	(a)	—
Net asset value, end of period	$11.21		$12.86		$13.10		$15.21		$14.09		$13.73
Total return	(3.96	%)(b)	14.26%		23.89%		12.83%		3.45%		20.16%
Ratios to average net assets(c)
Total gross expenses	1.26	%(d)	1.25%		1.25%		1.23%		1.21	%(e)	1.20	%(e)
Total net expenses(f)	1.18	%(d)(g)	1.18	%(g)	1.19	%(g)	1.19	%(g)	1.16	%(e)(g)	1.20	%(e)(g)
Net investment income	0.53	%(d)	1.79%		0.75%		0.70%		0.77%		0.38%
Supplemental data
Net assets, end of period (in thousands)	$127,366		$139,311		$133,450		$120,365		$119,434		$130,039
Portfolio turnover	51%		150%		184%		147%		197%		171%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.07%.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
14

COLUMBIA SELECT LARGE CAP EQUITY FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2015		Year Ended February 28,						Year Ended February 29,		Year Ended February 28,
Class B	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$12.05		$12.40		$14.64		$13.59		$13.25		$11.11
Income from investment operations:
Net investment income (loss)	(0.01)		0.12		(0.00	)(a)	(0.01)		(0.00	)(a)	(0.04)
Net realized and unrealized gain (loss)	(0.43)		1.44		2.89		1.60		0.36		2.18
Total from investment operations	(0.44)		1.56		2.89		1.59		0.36		2.14
Less distributions to shareholders:
Net investment income	(0.13)		(0.01)		(0.01)		(0.03)		(0.02)		—
Net realized gains	(1.09)		(1.90)		(5.12)		(0.51)		—		—
Total distributions to shareholders	(1.22)		(1.91)		(5.13)		(0.54)		(0.02)		—
Proceeds from regulatory settlements	0.01		—		—		—		0.00	(a)	—
Net asset value, end of period	$10.40		$12.05		$12.40		$14.64		$13.59		$13.25
Total return	(4.36	%)(b)	13.38%		22.99%		11.93%		2.72%		19.26%
Ratios to average net assets(c)
Total gross expenses	2.01	%(d)	2.00%		2.00%		1.98%		1.96	%(e)	1.95	%(e)
Total net expenses(f)	1.93	%(d)(g)	1.93	%(g)	1.94	%(g)	1.94	%(g)	1.91	%(e)(g)	1.95	%(e)(g)
Net investment income (loss)	(0.24	%)(d)	0.96%		(0.01%)		(0.05%)		(0.04%)		(0.36%)
Supplemental data
Net assets, end of period (in thousands)	$268		$395		$448		$700		$813		$1,653
Portfolio turnover	51%		150%		184%		147%		197%		171%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.07%.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
15

COLUMBIA SELECT LARGE CAP EQUITY FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2015		Year Ended February 28,						Year Ended February 29,		Year Ended February 28,
Class C	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$12.04		$12.39		$14.63		$13.58		$13.25		$11.11
Income from investment operations:
Net investment income (loss)	(0.01)		0.14		0.00	(a)	(0.01)		0.00	(a)	(0.04)
Net realized and unrealized gain (loss)	(0.42)		1.42		2.89		1.60		0.35		2.18
Total from investment operations	(0.43)		1.56		2.89		1.59		0.35		2.14
Less distributions to shareholders:
Net investment income	(0.13)		(0.01)		(0.01)		(0.03)		(0.02)		—
Net realized gains	(1.09)		(1.90)		(5.12)		(0.51)		—		—
Total distributions to shareholders	(1.22)		(1.91)		(5.13)		(0.54)		(0.02)		—
Proceeds from regulatory settlements	0.01		—		—		—		0.00	(a)	—
Net asset value, end of period	$10.40		$12.04		$12.39		$14.63		$13.58		$13.25
Total return	(4.27	%)(b)	13.38%		23.01%		11.94%		2.64%		19.26%
Ratios to average net assets(c)
Total gross expenses	2.01	%(d)	2.00%		2.00%		1.98%		1.96	%(e)	1.95	%(e)
Total net expenses(f)	1.93	%(d)(g)	1.93	%(g)	1.94	%(g)	1.94	%(g)	1.91	%(e)(g)	1.95	%(e)(g)
Net investment income (loss)	(0.22	%)(d)	1.16%		0.01%		(0.04%)		0.02%		(0.36%)
Supplemental data
Net assets, end of period (in thousands)	$5,262		$5,772		$4,245		$3,436		$2,649		$2,612
Portfolio turnover	51%		150%		184%		147%		197%		171%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.07%.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
16

COLUMBIA SELECT LARGE CAP EQUITY FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2015		Year Ended February 28,			Year Ended February 29,		Year Ended February 28,
Class I	(Unaudited)		2015	2014	2013	2012		2011(a)
Per share data
Net asset value, beginning of period	$12.79		$13.04	$15.15	$14.04	$13.69		$11.78
Income from investment operations:
Net investment income	0.06		0.26	0.17	0.16	0.15		0.04
Net realized and unrealized gain (loss)	(0.47)		1.54	3.03	1.65	0.36		1.96
Total from investment operations	(0.41)		1.80	3.20	1.81	0.51		2.00
Less distributions to shareholders:
Net investment income	(0.15)		(0.15)	(0.19)	(0.19)	(0.16)		(0.09)
Net realized gains	(1.09)		(1.90)	(5.12)	(0.51)	—		—
Total distributions to shareholders	(1.24)		(2.05)	(5.31)	(0.70)	(0.16)		(0.09)
Proceeds from regulatory settlements	0.01		—	—	—	0.00	(b)	—
Net asset value, end of period	$11.15		$12.79	$13.04	$15.15	$14.04		$13.69
Total return	(3.84	%)(c)	14.68%	24.51%	13.24%	3.82%		16.99%
Ratios to average net assets(d)
Total gross expenses	0.81	%(e)	0.81%	0.81%	0.79%	0.76	%(f)	0.79	%(e)(f)
Total net expenses(g)	0.79	%(e)	0.79%	0.79%	0.79%	0.76	%(f)(h)	0.79	%(e)(f)(h)
Net investment income	0.94	%(e)	2.03%	1.16%	1.11%	1.18%		0.64	%(e)
Supplemental data
Net assets, end of period (in thousands)	$224,629		$131,622	$155,624	$128,241	$122,828		$135,677
Portfolio turnover	51%		150%	184%	147%	197%		171%

Notes to Financial Highlights

(a)  Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(b)  Rounds to zero.

(c)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.07%.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which is less than 0.01%.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
17

COLUMBIA SELECT LARGE CAP EQUITY FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2015		Year Ended February 28,
Class R5	(Unaudited)		2015	2014	2013(a)
Per share data
Net asset value, beginning of period	$13.07		$13.28	$15.35	$14.45
Income from investment operations:
Net investment income	0.05		0.39	0.23	0.06
Net realized and unrealized gain (loss)	(0.47)		1.44	3.00	1.51
Total from investment operations	(0.42)		1.83	3.23	1.57
Less distributions to shareholders:
Net investment income	(0.15)		(0.14)	(0.18)	(0.16)
Net realized gains	(1.09)		(1.90)	(5.12)	(0.51)
Total distributions to shareholders	(1.24)		(2.04)	(5.30)	(0.67)
Proceeds from regulatory settlements	0.01		—	—	—
Net asset value, end of period	$11.42		$13.07	$13.28	$15.35
Total return	(3.84	%)(b)	14.67%	24.40%	11.15%
Ratios to average net assets(c)
Total gross expenses	0.86	%(d)	0.86%	0.86%	0.79	%(d)
Total net expenses(e)	0.84	%(d)	0.85%	0.83%	0.79	%(d)
Net investment income	0.85	%(d)	2.98%	1.77%	1.37	%(d)
Supplemental data
Net assets, end of period (in thousands)	$148		$143	$66	$3
Portfolio turnover	51%		150%	184%	147%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.07%.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
18

COLUMBIA SELECT LARGE CAP EQUITY FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2015		Year Ended February 28,						Year Ended February 29,		Year Ended February 28,
Class W	(Unaudited)		2015		2014		2013		2012		2011(a)
Per share data
Net asset value, beginning of period	$12.86		$13.10		$15.20		$14.09		$13.73		$11.80
Income from investment operations:
Net investment income	0.03		0.23		0.11		0.10		0.11		0.03
Net realized and unrealized gain (loss)	(0.47)		1.53		3.04		1.66		0.36		1.95
Total from investment operations	(0.44)		1.76		3.15		1.76		0.47		1.98
Less distributions to shareholders:
Net investment income	(0.14)		(0.10)		(0.13)		(0.14)		(0.11)		(0.05)
Net realized gains	(1.09)		(1.90)		(5.12)		(0.51)		—		—
Total distributions to shareholders	(1.23)		(2.00)		(5.25)		(0.65)		(0.11)		(0.05)
Proceeds from regulatory settlements	0.01		—		—		—		0.00	(b)	—
Net asset value, end of period	$11.20		$12.86		$13.10		$15.20		$14.09		$13.73
Total return	(4.04	%)(c)	14.29%		24.01%		12.78%		3.48%		16.77%
Ratios to average net assets(d)
Total gross expenses	1.19	%(e)	1.16%		1.21%		1.20%		1.18	%(f)	1.16	%(e)(f)
Total net expenses(g)	1.17	%(e)(h)	1.16	%(h)	1.19	%(h)	1.17	%(h)	1.14	%(f)(h)	1.16	%(e)(f)(h)
Net investment income	0.53	%(e)	1.74%		0.75%		0.72%		0.81%		0.50	%(e)
Supplemental data
Net assets, end of period (in thousands)	$2		$2		$3		$3		$3		$3
Portfolio turnover	51%		150%		184%		147%		197%		171%

Notes to Financial Highlights

(a)  Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(b)  Rounds to zero.

(c)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.07%.

(d)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(e)  Annualized.

(f)  Ratios include line of credit interest expense which is less than 0.01%.

(g)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
19

COLUMBIA SELECT LARGE CAP EQUITY FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2015		Year Ended February 28,						Year Ended February 29,		Year Ended February 28,
Class Z	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$12.78		$13.03		$15.15		$14.04		$13.69		$11.45
Income from investment operations:
Net investment income	0.05		0.25		0.15		0.13		0.13		0.08
Net realized and unrealized gain (loss)	(0.46)		1.53		3.02		1.66		0.36		2.25
Total from investment operations	(0.41)		1.78		3.17		1.79		0.49		2.33
Less distributions to shareholders:
Net investment income	(0.15)		(0.13)		(0.17)		(0.17)		(0.14)		(0.09)
Net realized gains	(1.09)		(1.90)		(5.12)		(0.51)		—		—
Total distributions to shareholders	(1.24)		(2.03)		(5.29)		(0.68)		(0.14)		(0.09)
Proceeds from regulatory settlements	0.01		—		—		—		0.00	(a)	—
Net asset value, end of period	$11.14		$12.78		$13.03		$15.15		$14.04		$13.69
Total return	(3.87	%)(b)	14.54%		24.25%		13.08%		3.65%		20.40%
Ratios to average net assets(c)
Total gross expenses	1.01	%(d)	1.00%		1.00%		0.98%		0.95	%(e)	0.95	%(e)
Total net expenses(f)	0.93	%(d)(g)	0.93	%(g)	0.94	%(g)	0.93	%(g)	0.91	%(e)(g)	0.95	%(e)(g)
Net investment income	0.77	%(d)	1.92%		1.00%		0.90%		0.99%		0.64%
Supplemental data
Net assets, end of period (in thousands)	$178,662		$209,909		$255,142		$373,397		$825,292		$974,320
Portfolio turnover	51%		150%		184%		147%		197%		171%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  The Fund received proceeds from regulatory settlements. Had the Fund not received these proceeds, the total return would have been lower by 0.07%.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
20

COLUMBIA SELECT LARGE CAP EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

August 31, 2015 (Unaudited)

Note 1. Organization

Columbia Select Large Cap Equity Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class R5, Class W and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year after purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class W shares are not subject to sales charges and are available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on

Semiannual Report 2015
21

COLUMBIA SELECT LARGE CAP EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2015 (Unaudited)

such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees (the Board), including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund's management. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal

Semiannual Report 2015
22

COLUMBIA SELECT LARGE CAP EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2015 (Unaudited)

Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In May 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2015-07, Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). ASU No. 2015-07 changes the disclosure requirements for investments for which fair value is measured using the net asset value per share practical expedient. The disclosure requirements are effective for annual periods beginning after December 15, 2015 and interim periods within those fiscal years. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Other Transactions with Affiliates

Management Fees

Effective July 1, 2015, the Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.77% to 0.57% as the Fund's net assets increase. The annualized effective management services fee rate for the six months ended August 31, 2015 was 0.77% of the Fund's average daily net assets.

Prior to July 1, 2015, the Fund paid the Investment Manager an annual fee for advisory services under an Investment Management Services Agreement and a separate annual fee for administrative and accounting services under an Administrative Services Agreement. For the period from March 1, 2015 through June 30, 2015, the investment advisory services fee paid to the Investment Manager was $1,176,823, and the administrative services fee paid to the Investment Manager was $99,434.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended August 31, 2015, other expenses paid by the Fund to this company were $935.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these Board members may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares

Semiannual Report 2015
23

COLUMBIA SELECT LARGE CAP EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2015 (Unaudited)

of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Transfer Agency Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Class I shares do not pay transfer agency fees. Total transfer agency fees for Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares.

For the six months ended August 31, 2015, the Fund's annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.20%
Class B	0.20
Class C	0.20
Class R5	0.05
Class W	0.18
Class Z	0.20

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2015, these minimum account balance fees reduced total expenses of the Fund by $2,278.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee at the maximum annual rate of 0.25% of the average daily net assets attributable to Class B, Class C and Class W shares of the Fund and the payment of a monthly distribution fee at the maximum annual rate of 0.75%, 0.75% and 0.25% of the average daily net assets attributable to Class B, Class C and Class W shares of the Fund, respectively.

Although the Fund may pay a distribution fee up to 0.25% of the Fund's average daily net assets attributable to Class W shares and a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class W shares, however the aggregate fee shall not exceed 0.25% of the Fund's average daily net assets attributable to Class W shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $46,712 for Class A and $496 for Class C shares for the six months ended August 31, 2015.

Semiannual Report 2015
24

COLUMBIA SELECT LARGE CAP EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2015 (Unaudited)

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the annual rates of:

	Contractual Expense Cap July 1, 2015 Through June 30, 2016	Voluntary Expense Cap Prior to July 1, 2015
Class A	1.18%	1.18%
Class B	1.93	1.93
Class C	1.93	1.93
Class I	0.78	0.80
Class R5	0.83	0.85
Class W	1.18	1.18
Class Z	0.93	0.93

The contractual agreement may be modified or amended only with approval from all parties. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and other expenses the exclusion of which is specifically approved by the Board. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At August 31, 2015, the cost of investments for federal income tax purposes was approximately $499,866,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$59,613,000
Unrealized depreciation	(24,204,000)
Net unrealized appreciation	$35,409,000

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $322,177,712 and $249,192,076, respectively, for the six months ended August 31, 2015. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Regulatory Settlements

During the six months ended August 31, 2015, the Fund recorded a receivable of $387,114 as a result of a regulatory settlement proceeding brought by the Securities and Exchange Commission against an unaffiliated third party relating to market timing and/or late trading of mutual funds. This amount represented the Fund's portion of the proceeds from the settlement (neither the Fund nor the Investment Manager were a party to the proceeding). The payments have been included in Proceeds from regulatory settlements in the Statement of Changes in Net Assets.

Note 7. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Semiannual Report 2015
25

COLUMBIA SELECT LARGE CAP EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2015 (Unaudited)

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $550 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended August 31, 2015.

Note 9. Significant Risks

Shareholder Concentration Risk

At August 31, 2015, two unaffiliated shareholders of record owned 33.9% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 43.5% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Technology and Technology-related Investment Risk

The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector, as well as other technology-related sectors (collectively, the technology sectors) than if it were invested in a wider variety of companies in unrelated sectors. Companies in the technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many technology sector companies have limited operating histories and prices of these companies' securities historically have been more volatile than other securities, especially over the short term.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration

Semiannual Report 2015
26

COLUMBIA SELECT LARGE CAP EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2015 (Unaudited)

and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2015
27

COLUMBIA SELECT LARGE CAP EQUITY FUND

INTERIM APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Select Large Cap Equity Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

The Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considered the renewal of the IMS Agreement for a two-month period (Short-Term Period) in order to align the IMS Agreement with the review cycle of other funds in the Columbia family of funds. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2015, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel, and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its April 13-15, 2015 in-person Board meeting (the April Meeting), considered the renewal of the IMS Agreement for the Short-Term Period. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement for the Short-Term Period.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management. The Independent Trustees noted the information they received concerning Columbia Management's ability to retain its key portfolio management personnel. In evaluating the quality of services provided under the IMS Agreement and the Fund's Administrative Services Agreement, the Independent Trustees also took into account the organization and strength of the Fund's and its service providers' compliance programs. In addition, the Board also reviewed the financial condition of Columbia Management (and its affiliates) and each entity's ability to carry out its responsibilities under the IMS Agreement and the Fund's other services agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of the IMS Agreement for the Short-Term Period.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that the services being performed by Columbia Management and its affiliates were acceptable for the Short-Term Period.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that for purposes of approving the IMS Agreement for the Short-Term Period, the Fund's performance was acceptable.

Semiannual Report 2015
28

COLUMBIA SELECT LARGE CAP EQUITY FUND

INTERIM APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT (continued)

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Management's profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that the total expense ratio of the Fund is generally no higher than the median expense ratio of funds in the same comparison universe of the Fund).

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. For purposes of approving the IMS Agreement for the Short-Term Period, the Board concluded that the investment management service fees were fair and reasonable, observing that the profitability levels also seemed reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Independent Trustees took into account that IMS fees decline as Fund assets exceed various breakpoints.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that, for purposes of its consideration of the renewal of the IMS Agreement for the Short-Term Period, the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. The Board noted its understanding that it would undertake the full consideration of renewal of the IMS Agreement for the full annual period at its June 2015 meetings. On April 15, 2015, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement for the Short-Term Period.

Semiannual Report 2015
29

COLUMBIA SELECT LARGE CAP EQUITY FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager, and together with its global affiliates, Columbia Threadneedle), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Select Large Cap Equity Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March, April and June 2015, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March, April and June were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials were revised to reflect discussion and subsequent requests made by the Board representatives. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its June 15-17, 2015 in-person Board meeting (the June Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its organization, expertise, resources and capabilities.

The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the restructured leadership in the Chief Investment Officer's organization, the strengthening of the investment research department, the solidifying of the Global Asset Management initiative and the restructured investment risk management organization. The Board also noted the broad scope of services provided by Columbia Management to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Management's ability to attract and retain key portfolio management personnel.

In connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management, recalling the information it received highlighting achievements in 2014 in the performance of administrative services. In evaluating the quality of services provided under the IMS Agreement and the Fund's Administrative Services Agreement, the Independent Trustees also took into account the organization and strength of the Fund's and its service providers' compliance programs. In addition, the Board reviewed the financial condition of Columbia Management and its affiliates and each entity's ability to carry out its responsibilities under the IMS Agreement and the Fund's other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board took into account the proposed combination of the forms of IMS Agreements and Administrative Services Agreements into a single form of agreement with the combined form reflecting no

Semiannual Report 2015
30

COLUMBIA SELECT LARGE CAP EQUITY FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT (continued)

proposed change in services or fees. Given no material change, the Trustees agreed to the combined form, to be effective upon each Fund's next annual update. The Board concluded that the services being performed under the IMS Agreement and the Administrative Services Agreement were of a reasonably high quality.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance met expectations.

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Management's profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Management and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual fees.

The Board considered the reports of its independent fee consultant, JDL, which assisted in its analysis of the Funds' performance and expenses, and JDL's conclusion that the effective investment management fee rate for the Fund remains within a reasonable range. The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that the total expense ratio of the Fund is generally no higher than the median expense ratio of funds in the same comparison universe of the Fund). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) was somewhat higher than the median ratio, but lower than the 60th percentile of the Fund's Lipper peer universe. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Management and Ameriprise from managing, operating and distributing the Funds. The Board took into account JDL's conclusion that 2014 Columbia Management profitability was reasonable. It also considered that Columbia Management generated 2014 profitability that only moderately exceeded 2013 levels. It was further observed that, based on information presented, 2014 overall profitability is in line with profitability levels of industry competitors. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Semiannual Report 2015
31

COLUMBIA SELECT LARGE CAP EQUITY FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT (continued)

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that IMS fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the investment management services fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 17, 2015, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Semiannual Report 2015
32

COLUMBIA SELECT LARGE CAP EQUITY FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedle.com/us; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2015
33

Columbia Select Large Cap Equity Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to columbiathreadneedle.com/us. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2015 Columbia Management Investment Advisers, LLC.

columbiathreadneedle.com/us

SAR172_02_E01_(10/15)

SEMIANNUAL REPORT

August 31, 2015

COLUMBIA SMALL CAP VALUE FUND II

ABOUT COLUMBIA THREADNEEDLE INVESTMENTS

Columbia Threadneedle Investments is a leading global asset management group that provides a broad range of actively managed investment strategies and solutions for individual, institutional and corporate clients around the world.

With more than 2,000 people, including over 450 investment professionals based in North America, Europe and Asia, we manage $503 billion* of assets across developed and emerging market equities, fixed income, asset allocation solutions and alternatives. We are the 13th largest manager of long-term mutual fund assets in the U.S.** and the 4th largest manager of retail funds in the U.K.***

Our priority is the investment success of our clients. We aim to deliver the investment outcomes they expect through an investment approach that is team-based, performance-driven and risk-aware. Our culture is dynamic and interactive. By sharing our insights across asset classes and geographies, we generate richer perspectives on global, regional and local investment landscapes. The ability to exchange and debate investment ideas in a collaborative environment enriches our teams' investment processes. More importantly, it results in better informed investment decisions for our clients.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

  *  In U.S. dollars as of June 30, 2015. Source: Ameriprise Q2 Earnings Release. Includes all assets managed by entities in the Columbia and Threadneedle groups of companies. Contact us for more current data.

  **  Source: ICI as of June 30, 2015 for Columbia Management Investment Advisers, LLC.

  ***  Source: Investment Association as of June 2015 for Threadneedle Asset Management Limited.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

PRESIDENT'S MESSAGE

Dear Shareholder,

Today's investors are typically focused on outcomes, like living a certain retirement lifestyle, paying for college education or building a legacy. But in today's complex global investment landscape, even simple goals are not easily achieved.

At Columbia Threadneedle Investments, we aspire to help satisfy five core needs of today's investors:

■  Generate an appropriate stream of income in retirement

Traditional approaches to generating income may not provide the diversification benefits they once did, and they may actually introduce unwanted risk in today's market. To seek to improve your potential to live comfortably long term, we endeavor to pursue investments that explore less traveled paths to income.

■  Navigate a changing interest rate environment

Today's uncertain market environment includes the prospect of a rise in interest rates. Blending traditional investments with non-traditional or alternative products may help protect your wealth during periods of volatility. We can help strengthen your portfolio with agile products designed to take on the market's ups and downs.

■  Maximize after-tax returns

In an environment where what you keep may be more important than what you earn, municipal bonds can help mitigate high tax burdens while providing potentially attractive yields. Our state and federal tax-exempt products are aimed at helping investors manage risk, minimize the fluctuation of capital and grow wealth on a more tax-efficient basis.

■  Grow assets to achieve financial goals

We believe that finding and protecting growth comes from a disciplined security selection process designed to create excess return. Our goal is to provide investment solutions built to help you face today's market challenges and grow your assets at each crossroad of your journey.

■  Ease the impact of volatile markets

Despite a bull market run that has benefited many investors over the past several years, it's important to remember the lessons of 2008 and the value that a well-diversified portfolio may provide through times of market volatility. We are here to help you hold onto the savings you have worked tirelessly to amass, and to provide you the best opportunity to maintain your standard of living regardless of market conditions.

Find out today how we can help you confidently invest to realize your dreams. Please visit us at blog.columbiathreadneedleus.com/our-best-ideas to learn more about our unique investment solutions.

The world is constantly changing, but our priority remains the same: to help you secure your finances, meet your goals and achieve success. Thank you for your continued investment with us.

Sincerely,

Christopher O. Petersen
President, Columbia Funds

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit columbiathreadneedle.com/us. The prospectus should be read carefully before investing.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2015 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2015

COLUMBIA SMALL CAP VALUE FUND II

Fund Investment Manager

Columbia Management Investment
Advisers, LLC
225 Franklin Street
Boston, MA 02110

Fund Distributor

Columbia Management Investment
Distributors, Inc.
225 Franklin Street
Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment
Services Corp.
P.O. Box 8081
Boston, MA 02266-8081

For more information about any of the funds, please visit columbiathreadneedle.com/us or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Performance Overview	3
Portfolio Overview	4
Understanding Your Fund's Expenses	5
Portfolio of Investments	6
Statement of Assets and Liabilities	11
Statement of Operations	13
Statement of Changes in Net Assets	14
Financial Highlights	16
Notes to Financial Statements	25
Interim Approval of Investment Management Services Agreement	32
Approval of Investment Management Services Agreement	34
Important Information About This Report	37

Semiannual Report 2015

COLUMBIA SMALL CAP VALUE FUND II

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia Small Cap Value Fund II (the Fund) Class A shares returned -3.62% excluding sales charges for the six-month period that ended August 31, 2015.

■  The Fund outperformed its benchmark, the Russell 2000 Value Index, which returned -7.10% for the same time period.

Average Annual Total Returns (%) (for period ended August 31, 2015)

	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class A	05/01/02
Excluding sales charges		-3.62	-1.68	15.56	7.16
Including sales charges		-9.15	-7.32	14.20	6.53
Class B	05/01/02
Excluding sales charges		-3.98	-2.40	14.72	6.35
Including sales charges		-8.71	-6.90	14.48	6.35
Class C	05/01/02
Excluding sales charges		-3.99	-2.34	14.73	6.37
Including sales charges		-4.93	-3.24	14.73	6.37
Class I*	09/27/10	-3.41	-1.15	16.11	7.42
Class R*	01/23/06	-3.76	-1.90	15.28	6.88
Class R4*	11/08/12	-3.53	-1.41	15.72	7.23
Class R5*	11/08/12	-3.47	-1.29	15.81	7.28
Class Y*	11/08/12	-3.41	-1.20	15.85	7.29
Class Z	05/01/02	-3.53	-1.44	15.85	7.43
Russell 2000 Value Index		-7.10	-4.95	13.23	5.70

Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 5.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund's other classes are not subject to sales charges and have limited eligibility. Please see the Fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedle.com/us or calling 800.345.6611.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedle.com/us/investment-products/mutual-funds/appended-performance for more information.

The Russell 2000 Value Index, an unmanaged index, tracks the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2015
3

COLUMBIA SMALL CAP VALUE FUND II

PORTFOLIO OVERVIEW

(Unaudited)

Portfolio Management

Christian Stadlinger, Ph.D., CFA

Jarl Ginsberg, CFA, CAIA

Morningstar Style BoxTM

The Morningstar Style BoxTM is based on a fund's portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.

© 2015 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Top Ten Holdings (%) (at August 31, 2015)
Renasant Corp.	1.4
Argo Group International Holdings Ltd.	1.4
Independent Bank Corp.	1.4
Sterling Bancorp	1.4
VCA, Inc.	1.3
Western Alliance Bancorp	1.3
Catalent, Inc.	1.3
Helen of Troy Ltd.	1.3
Community Bank System, Inc.	1.3
AMERISAFE, Inc.	1.3

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at August 31, 2015)
Common Stocks	95.8
Money Market Funds	4.2
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Equity Sector Breakdown (%) (at August 31, 2015)
Consumer Discretionary	15.3
Consumer Staples	3.3
Energy	5.1
Financials	39.9
Health Care	9.1
Industrials	11.7
Information Technology	7.7
Materials	3.5
Utilities	4.4
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

Semiannual Report 2015
4

COLUMBIA SMALL CAP VALUE FUND II

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

March 1, 2015 – August 31, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	963.80	1,018.70	6.45	6.63	1.30
Class B	1,000.00	1,000.00	960.20	1,014.91	10.16	10.44	2.05
Class C	1,000.00	1,000.00	960.10	1,014.91	10.16	10.44	2.05
Class I	1,000.00	1,000.00	965.90	1,020.98	4.22	4.34	0.85
Class R	1,000.00	1,000.00	962.40	1,017.44	7.69	7.90	1.55
Class R4	1,000.00	1,000.00	964.70	1,019.97	5.21	5.36	1.05
Class R5	1,000.00	1,000.00	965.30	1,020.72	4.47	4.60	0.90
Class Y	1,000.00	1,000.00	965.90	1,020.98	4.22	4.34	0.85
Class Z	1,000.00	1,000.00	964.70	1,019.97	5.21	5.36	1.05

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 366.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Semiannual Report 2015
5

COLUMBIA SMALL CAP VALUE FUND II

PORTFOLIO OF INVESTMENTS

August 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 96.9%

Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY 14.8%
Auto Components 1.7%
American Axle & Manufacturing Holdings, Inc.(a)	331,300	6,692,260
Tenneco, Inc.(a)	159,600	7,509,180
Tower International, Inc.(a)	465,873	11,390,595
Total		25,592,035
Diversified Consumer Services 0.9%
Nord Anglia Education, Inc.(a)	630,000	12,940,200
Hotels, Restaurants & Leisure 3.0%
Bloomin' Brands, Inc.	454,400	9,406,080
Dave & Buster's Entertainment, Inc.(a)	280,000	9,643,200
Penn National Gaming, Inc.(a)	750,000	13,620,000
Red Robin Gourmet Burgers, Inc.(a)	161,000	12,685,190
Total		45,354,470
Household Durables 2.3%
Helen of Troy Ltd.(a)	220,000	18,730,800
Ryland Group, Inc. (The)	350,000	15,134,000
Total		33,864,800
Media 1.7%
AMC Entertainment Holdings, Inc., Class A	267,000	7,737,660
Media General, Inc.(a)	619,364	7,277,527
Sinclair Broadcast Group, Inc., Class A	390,100	10,446,878
Total		25,462,065
Specialty Retail 3.7%
American Eagle Outfitters, Inc.	1,010,000	17,190,200
Children's Place, Inc. (The)	190,000	11,384,800
Guess?, Inc.	356,500	7,882,215
Party City Holdco, Inc.(a)	623,800	10,567,172
TravelCenters of America LLC(a)	786,400	9,271,656
Total		56,296,043
Textiles, Apparel & Luxury Goods 1.5%
Sequential Brands Group, Inc.(a)	771,700	12,632,729
Skechers U.S.A., Inc., Class A(a)	67,000	9,429,580
Total		22,062,309
Total Consumer Discretionary		221,571,922

Common Stocks (continued)

Issuer	Shares	Value ($)
CONSUMER STAPLES 3.2%
Food & Staples Retailing 1.5%
SpartanNash Co.	388,000	10,980,400
SUPERVALU, Inc.(a)	1,350,000	11,124,000
Total		22,104,400
Food Products 1.1%
TreeHouse Foods, Inc.(a)	200,000	15,874,000
Personal Products 0.6%
Nu Skin Enterprises, Inc., Class A	215,000	9,821,200
Total Consumer Staples		47,799,600
ENERGY 5.0%
Energy Equipment & Services 0.9%
Patterson-UTI Energy, Inc.	841,400	13,697,992
Oil, Gas & Consumable Fuels 4.1%
Aegean Marine Petroleum Network, Inc.	669,600	5,664,816
Carrizo Oil & Gas, Inc.(a)	107,100	3,901,653
Delek U.S. Holdings, Inc.	316,400	9,732,464
Matador Resources Co.(a)	637,200	14,598,252
Parsley Energy, Inc., Class A(a)	227,200	3,907,840
PDC Energy, Inc.(a)	265,000	14,887,700
Teekay Tankers Ltd., Class A	1,425,000	8,379,000
Total		61,071,725
Total Energy		74,769,717
FINANCIALS 38.7%
Banks 18.9%
Ameris Bancorp	440,000	11,998,800
Bank of the Ozarks, Inc.	350,000	14,630,000
Cathay General Bancorp	300,000	8,889,000
Community Bank System, Inc.	525,000	18,721,500
Customers Bancorp, Inc.(a)	455,000	11,152,050
FirstMerit Corp.	840,000	15,086,400
Hilltop Holdings, Inc.(a)	600,000	12,390,000
Independent Bank Corp.	435,000	19,701,150
LegacyTexas Financial Group, Inc.	310,000	8,779,200
PrivateBancorp, Inc.	485,000	18,357,250
Prosperity Bancshares, Inc.	100,000	5,167,000
Renasant Corp.	670,000	20,997,800
Sandy Spring Bancorp, Inc.	575,000	14,760,250

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
6

COLUMBIA SMALL CAP VALUE FUND II

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2015 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Sterling Bancorp	1,400,000	19,642,000
Umpqua Holdings Corp.	903,591	15,099,006
Union Bankshares Corp.	750,000	17,700,000
Western Alliance Bancorp(a)	625,000	19,075,000
Wilshire Bancorp, Inc.	1,352,400	14,443,632
Wintrust Financial Corp.	322,300	16,437,300
Total		283,027,338
Capital Markets 1.1%
Triplepoint Venture Growth BDC Corp.	271,668	3,238,283
Virtu Financial, Inc. Class A	529,414	12,462,405
Total		15,700,688
Insurance 7.6%
American Equity Investment Life Holding Co.	540,000	13,100,400
AMERISAFE, Inc.	395,000	18,462,300
Amtrust Financial Services, Inc.	235,000	13,665,250
Argo Group International Holdings Ltd.	364,630	20,411,987
CNO Financial Group, Inc.	850,000	15,206,500
First American Financial Corp.	450,000	17,487,000
Symetra Financial Corp.	500,000	15,735,000
Total		114,068,437
Real Estate Investment Trusts (REITs) 8.4%
American Assets Trust, Inc.	466,100	17,954,172
Brandywine Realty Trust	771,845	9,354,762
Chatham Lodging Trust	212,000	4,865,400
CubeSmart	674,900	17,068,221
First Industrial Realty Trust, Inc.	745,000	14,445,550
Geo Group, Inc. (The)	122,800	3,687,684
Highwoods Properties, Inc.	355,000	13,468,700
Kilroy Realty Corp.	220,000	14,269,200
LaSalle Hotel Properties	225,000	7,078,500
Mack-Cali Realty Corp.	457,000	8,559,610
RLJ Lodging Trust	278,000	7,656,120
Strategic Hotels & Resorts, Inc.(a)	591,000	7,972,590
Total		126,380,509

Common Stocks (continued)

Issuer	Shares	Value ($)
Thrifts & Mortgage Finance 2.7%
EverBank Financial Corp.	797,900	15,782,462
MGIC Investment Corp.(a)	910,000	9,609,600
Radian Group, Inc.	855,400	15,380,092
Total		40,772,154
Total Financials		579,949,126
HEALTH CARE 8.8%
Health Care Equipment & Supplies 1.0%
Globus Medical, Inc., Class A(a)	625,400	15,272,268
Health Care Providers & Services 5.2%
Kindred Healthcare, Inc.	570,000	11,445,600
LHC Group, Inc.(a)	320,000	13,856,000
LifePoint Health, Inc.(a)	190,000	14,844,700
PharMerica Corp.(a)	560,000	18,323,200
VCA, Inc.(a)	353,800	19,593,444
Total		78,062,944
Health Care Technology 0.5%
MedAssets, Inc.(a)	350,000	7,392,000
Life Sciences Tools & Services 0.8%
PAREXEL International Corp.(a)	178,000	11,698,160
Pharmaceuticals 1.3%
Catalent, Inc.(a)	600,000	19,074,000
Total Health Care		131,499,372
INDUSTRIALS 11.3%
Airlines 1.5%
Alaska Air Group, Inc.	139,900	10,472,914
JetBlue Airways Corp.(a)	531,800	11,869,776
Total		22,342,690
Commercial Services & Supplies 3.5%
ABM Industries, Inc.	375,000	12,003,750
Deluxe Corp.	290,000	16,822,900
Essendant, Inc.	18,284	630,798
Steelcase, Inc., Class A	559,900	9,871,037
West Corp.	543,900	13,238,526
Total		52,567,011

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
7

COLUMBIA SMALL CAP VALUE FUND II

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2015 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Construction & Engineering 1.5%
EMCOR Group, Inc.	335,000	15,440,150
Tutor Perini Corp.(a)	430,502	7,619,885
Total		23,060,035
Machinery 1.3%
Trinity Industries, Inc.	388,700	10,491,013
Wabash National Corp.(a)	723,700	8,850,851
Total		19,341,864
Professional Services 1.7%
On Assignment, Inc.(a)	457,200	16,450,056
TrueBlue, Inc.(a)	380,000	9,120,000
Total		25,570,056
Road & Rail 0.5%
Swift Transportation Co.(a)	360,000	7,016,400
Trading Companies & Distributors 1.3%
Beacon Roofing Supply, Inc.(a)	425,000	15,406,250
Neff Corp. Class A(a)(b)	714,047	4,705,570
Total		20,111,820
Total Industrials		170,009,876
INFORMATION TECHNOLOGY 7.5%
Electronic Equipment, Instruments & Components 1.5%
II-VI, Inc.(a)	782,730	13,220,309
Rogers Corp.(a)	160,000	8,905,600
Total		22,125,909
Internet Software & Services 0.4%
Endurance International Group Holdings, Inc.(a)	375,000	5,733,750
Semiconductors & Semiconductor Equipment 3.1%
Cypress Semiconductor Corp.	925,000	9,250,000
Fairchild Semiconductor International, Inc.(a)	555,400	7,553,440
Integrated Device Technology, Inc.(a)	615,000	11,678,850
IXYS Corp.	650,000	7,663,500
Kulicke & Soffa Industries, Inc.(a)	995,996	10,517,718
Total		46,663,508
Software 2.0%
AVG Technologies NV(a)	250,000	5,782,500
Mentor Graphics Corp.	630,000	16,279,200
Take-Two Interactive Software, Inc.(a)	257,000	7,486,410
Total		29,548,110

Common Stocks (continued)

Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 0.5%
Super Micro Computer, Inc.(a)	297,000	8,122,950
Total Information Technology		112,194,227
MATERIALS 3.4%
Chemicals 0.6%
Orion Engineered Carbons SA	571,342	9,370,009
Metals & Mining 1.5%
Carpenter Technology Corp.	265,263	10,345,257
Materion Corp.	365,000	11,300,400
Total		21,645,657
Paper & Forest Products 1.3%
KapStone Paper and Packaging Corp.	207,900	4,530,141
Neenah Paper, Inc.	270,000	15,584,400
Total		20,114,541
Total Materials		51,130,207
UTILITIES 4.2%
Gas Utilities 2.8%
New Jersey Resources Corp.	485,000	13,710,950
South Jersey Industries, Inc.	531,630	12,812,283
Southwest Gas Corp.	300,000	16,527,000
Total		43,050,233
Independent Power and Renewable Electricity Producers 0.2%
TerraForm Power, Inc., Class A	113,981	2,564,573
Multi-Utilities 1.2%
Avista Corp.	570,000	17,892,300
Total Utilities		63,507,106
Total Common Stocks (Cost: $1,104,681,596)		1,452,431,153

Money Market Funds 4.2%

	Shares	Value
Columbia Short-Term Cash Fund, 0.150%(b)(c)	63,719,812	63,719,812
Total Money Market Funds (Cost: $63,719,812)		63,719,812
Total Investments (Cost: $1,168,401,408)		1,516,150,965
Other Assets & Liabilities, Net		(16,088,810)
Net Assets		1,500,062,155
The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
8

COLUMBIA SMALL CAP VALUE FUND II

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2015 (Unaudited)

Notes to Portfolio of Investments

(a)  Non-income producing investment.

(b)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	67,987,849	326,672,429	(330,940,466)	—	63,719,812	27,107	63,719,812
Neff Corp. Class A	11,210,205	—	(379,738)	(119,762)	10,710,705	—	4,705,570
Total	79,198,054	326,672,429	(331,320,204)	(119,762)	74,430,517	27,107	68,425,382

(c)  The rate shown is the seven-day current annualized yield at August 31, 2015.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
9

COLUMBIA SMALL CAP VALUE FUND II

PORTFOLIO OF INVESTMENTS (continued)

August 31, 2015 (Unaudited)

Fair Value Measurements (continued)

are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at August 31, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	221,571,922	—	—	221,571,922
Consumer Staples	47,799,600	—	—	47,799,600
Energy	74,769,717	—	—	74,769,717
Financials	579,949,126	—	—	579,949,126
Health Care	131,499,372	—	—	131,499,372
Industrials	170,009,876	—	—	170,009,876
Information Technology	112,194,227	—	—	112,194,227
Materials	51,130,207	—	—	51,130,207
Utilities	63,507,106	—	—	63,507,106
Total Common Stocks	1,452,431,153	—	—	1,452,431,153
Money Market Funds	—	63,719,812	—	63,719,812
Total Investments	1,452,431,153	63,719,812	—	1,516,150,965

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets.

Financial assets were transferred from Level 1 to Level 2 as the market for these assets is not considered publicly available. Fund per share market values were obtained using observable market inputs.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	67,987,849	67,987,849	—

Transfers between Level 1 and Level 2 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

There were no transfers of financial assets between Levels 2 and 3 during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
10

COLUMBIA SMALL CAP VALUE FUND II

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2015 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $1,093,970,891)	$1,447,725,583
Affiliated issuers (identified cost $74,430,517)	68,425,382
Total investments (identified cost $1,168,401,408)	1,516,150,965
Receivable for:
Investments sold	1,736,705
Capital shares sold	1,698,718
Dividends	1,427,882
Prepaid expenses	8,729
Total assets	1,521,022,999
Liabilities
Payable for:
Investments purchased	19,081,986
Capital shares purchased	1,195,605
Investment management fees	100,974
Distribution and/or service fees	6,449
Transfer agent fees	370,140
Compensation of board members	119,217
Other expenses	86,473
Total liabilities	20,960,844
Net assets applicable to outstanding capital stock	$1,500,062,155
Represented by
Paid-in capital	$1,034,774,913
Undistributed net investment income	849,805
Accumulated net realized gain	116,687,880
Unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	353,754,692
Investments — affiliated issuers	(6,005,135)
Total — representing net assets applicable to outstanding capital stock	$1,500,062,155

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
11

COLUMBIA SMALL CAP VALUE FUND II

STATEMENT OF ASSETS AND LIABILITIES (continued)

August 31, 2015 (Unaudited)

Class A
Net assets	$234,400,356
Shares outstanding	14,008,941
Net asset value per share	$16.73
Maximum offering price per share(a)	$17.75
Class B
Net assets	$598,928
Shares outstanding	38,948
Net asset value per share	$15.38
Class C
Net assets	$12,976,824
Shares outstanding	844,552
Net asset value per share	$15.37
Class I
Net assets	$2,376
Shares outstanding	140
Net asset value per share(b)	$16.96
Class R
Net assets	$12,649,370
Shares outstanding	762,907
Net asset value per share	$16.58
Class R4
Net assets	$24,710,981
Shares outstanding	1,435,637
Net asset value per share	$17.21
Class R5
Net assets	$16,692,086
Shares outstanding	968,588
Net asset value per share	$17.23
Class Y
Net assets	$117,649,966
Shares outstanding	6,810,659
Net asset value per share	$17.27
Class Z
Net assets	$1,080,381,268
Shares outstanding	63,838,418
Net asset value per share	$16.92

(a) The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 5.75%.

(b) Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
12

COLUMBIA SMALL CAP VALUE FUND II

STATEMENT OF OPERATIONS

Six Months Ended August 31, 2015 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$10,822,815
Dividends — affiliated issuers	27,107
Foreign taxes withheld	(33,940)
Total income	10,815,982
Expenses:
Investment management fees	6,832,134
Distribution and/or service fees
Class A	329,202
Class B	4,471
Class C	73,123
Class R	35,512
Transfer agent fees
Class A	269,603
Class B	917
Class C	14,970
Class R	14,541
Class R4	27,418
Class R5	4,314
Class Z	1,246,798
Compensation of board members	19,533
Custodian fees	8,728
Printing and postage fees	83,078
Registration fees	73,666
Professional fees	19,846
Other	14,801
Total expenses	9,072,655
Expense reductions	(40)
Total net expenses	9,072,615
Net investment income	1,743,367
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	119,130,369
Investments — affiliated issuers	(119,762)
Net realized gain	119,010,607
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(167,848,164)
Investments — affiliated issuers	(2,604,706)
Net change in unrealized depreciation	(170,452,870)
Net realized and unrealized loss	(51,442,263)
Net decrease in net assets from operations	$(49,698,896)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
13

COLUMBIA SMALL CAP VALUE FUND II

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended August 31, 2015 (Unaudited)	Year Ended February 28, 2015
Operations
Net investment income	$1,743,367	$5,521,245
Net realized gain	119,010,607	125,520,128
Net change in unrealized depreciation	(170,452,870)	(60,576,676)
Net increase (decrease) in net assets resulting from operations	(49,698,896)	70,464,697
Distributions to shareholders
Net investment income
Class A	—	(539,877)
Class I	—	(15)
Class R4	—	(59,418)
Class R5	—	(54,734)
Class Y	—	(590,262)
Class Z	—	(5,155,947)
Net realized gains
Class A	(3,620,108)	(25,694,119)
Class B	(11,687)	(137,539)
Class C	(217,243)	(1,552,055)
Class I	(36)	(238)
Class R	(196,871)	(1,464,482)
Class R4	(352,193)	(1,295,660)
Class R5	(239,900)	(1,125,155)
Class Y	(1,639,816)	(9,112,109)
Class Z	(15,985,904)	(120,218,261)
Total distributions to shareholders	(22,263,758)	(166,999,871)
Decrease in net assets from capital stock activity	(152,983,699)	(11,341,529)
Total decrease in net assets	(224,946,353)	(107,876,703)
Net assets at beginning of period	1,725,008,508	1,832,885,211
Net assets at end of period	$1,500,062,155	$1,725,008,508
Undistributed (excess of distributions over) net investment income	$849,805	$(893,562)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
14

COLUMBIA SMALL CAP VALUE FUND II

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended August 31, 2015 (Unaudited)		Year Ended February 28, 2015
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A shares
Subscriptions(a)	979,585	17,523,391	2,964,697	53,088,142
Distributions reinvested	182,767	3,348,288	1,377,419	24,272,637
Redemptions	(2,148,412)	(38,362,730)	(5,451,104)	(97,249,654)
Net decrease	(986,060)	(17,491,051)	(1,108,988)	(19,888,875)
Class B shares
Subscriptions	160	2,648	490	8,099
Distributions reinvested	682	11,498	7,770	127,319
Redemptions(a)	(29,662)	(494,901)	(54,010)	(900,885)
Net decrease	(28,820)	(480,755)	(45,750)	(765,467)
Class C shares
Subscriptions	12,301	203,028	28,441	465,157
Distributions reinvested	10,405	175,331	75,895	1,240,581
Redemptions	(98,367)	(1,624,242)	(172,906)	(2,878,072)
Net decrease	(75,661)	(1,245,883)	(68,570)	(1,172,334)
Class I shares
Redemptions	—	—	(73)	(1,400)
Net decrease	—	—	(73)	(1,400)
Class R shares
Subscriptions	69,653	1,241,529	178,767	3,198,034
Distributions reinvested	10,608	192,637	81,342	1,424,081
Redemptions	(152,857)	(2,724,142)	(375,399)	(6,709,725)
Net decrease	(72,596)	(1,289,976)	(115,290)	(2,087,610)
Class R4 shares
Subscriptions	146,204	2,667,713	1,225,333	21,871,853
Distributions reinvested	18,692	352,159	75,062	1,354,842
Redemptions	(388,821)	(7,212,493)	(400,370)	(7,454,528)
Net increase (decrease)	(223,925)	(4,192,621)	900,025	15,772,167
Class R5 shares
Subscriptions	283,495	5,181,504	559,707	10,173,911
Distributions reinvested	12,718	239,867	64,823	1,179,488
Redemptions	(121,012)	(2,217,465)	(651,459)	(11,904,578)
Net increase (decrease)	175,201	3,203,906	(26,929)	(551,179)
Class Y shares
Subscriptions	1,093,325	20,152,033	5,572,228	104,647,166
Distributions reinvested	79,631	1,505,018	483,734	8,734,940
Redemptions	(594,614)	(10,963,244)	(1,287,603)	(23,759,971)
Net increase	578,342	10,693,807	4,768,359	89,622,135
Class Z shares
Subscriptions	5,481,281	97,991,317	14,679,412	266,602,507
Distributions reinvested	694,686	12,865,579	5,745,785	102,247,406
Redemptions	(13,947,872)	(253,038,022)	(25,427,789)	(461,118,879)
Net decrease	(7,771,905)	(142,181,126)	(5,002,592)	(92,268,966)
Total net decrease	(8,405,424)	(152,983,699)	(699,808)	(11,341,529)

(a) Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
15

COLUMBIA SMALL CAP VALUE FUND II

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended August 31, 2015		Year Ended February 28,						Year Ended February 29,		Year Ended February 28,
Class A	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$17.60		$18.61		$16.07		$14.44		$14.77		$11.05
Income from investment operations:
Net investment income	(0.00	)(a)	0.02		0.03		0.11		0.02		0.00	(a)
Net realized and unrealized gain (loss)	(0.62)		0.71		4.59		1.96		(0.33)		3.74
Total from investment operations	(0.62)		0.73		4.62		2.07		(0.31)		3.74
Less distributions to shareholders:
Net investment income	—		(0.04)		(0.05)		(0.12)		(0.02)		(0.02)
Net realized gains	(0.25)		(1.70)		(2.03)		(0.32)		—		—
Total distributions to shareholders	(0.25)		(1.74)		(2.08)		(0.44)		(0.02)		(0.02)
Net asset value, end of period	$16.73		$17.60		$18.61		$16.07		$14.44		$14.77
Total return	(3.62%)		4.10%		29.93%		14.70%		(2.08%)		33.89%
Ratios to average net assets(b)
Total gross expenses	1.30	%(c)	1.30%		1.29%		1.33%		1.37%		1.36%
Total net expenses(d)	1.30	%(c)(e)	1.30	%(e)	1.29	%(e)	1.31	%(e)	1.31	%(e)	1.35	%(e)
Net investment income (loss)	(0.01	%)(c)	0.11%		0.17%		0.76%		0.15%		(0.01%)
Supplemental data
Net assets, end of period (in thousands)	$234,400		$263,946		$299,725		$257,083		$525,941		$565,730
Portfolio turnover	27%		38%		36%		42%		41%		60%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
16

COLUMBIA SMALL CAP VALUE FUND II

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2015		Year Ended February 28,						Year Ended February 29,		Year Ended February 28,
Class B	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$16.26		$17.41		$15.22		$13.70		$14.10		$10.61
Income from investment operations:
Net investment income (loss)	(0.06)		(0.11)		(0.10)		0.00	(a)	(0.08)		(0.09)
Net realized and unrealized gain (loss)	(0.57)		0.66		4.32		1.87		(0.32)		3.58
Total from investment operations	(0.63)		0.55		4.22		1.87		(0.40)		3.49
Less distributions to shareholders:
Net investment income	—		—		—		(0.03)		—		—
Net realized gains	(0.25)		(1.70)		(2.03)		(0.32)		—		—
Total distributions to shareholders	(0.25)		(1.70)		(2.03)		(0.35)		—		—
Net asset value, end of period	$15.38		$16.26		$17.41		$15.22		$13.70		$14.10
Total return	(3.98%)		3.34%		28.91%		13.94%		(2.84%)		32.89%
Ratios to average net assets(b)
Total gross expenses	2.05	%(c)	2.04%		2.04%		2.08%		2.10%		2.11%
Total net expenses(d)	2.05	%(c)(e)	2.04	%(e)	2.04	%(e)	2.06	%(e)	2.05	%(e)	2.10	%(e)
Net investment income (loss)	(0.75	%)(c)	(0.65%)		(0.57%)		0.01%		(0.62%)		(0.77%)
Supplemental data
Net assets, end of period (in thousands)	$599		$1,102		$1,977		$2,010		$2,337		$3,093
Portfolio turnover	27%		38%		36%		42%		41%		60%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
17

COLUMBIA SMALL CAP VALUE FUND II

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2015		Year Ended February 28,						Year Ended February 29,		Year Ended February 28,
Class C	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$16.25		$17.40		$15.20		$13.69		$14.09		$10.60
Income from investment operations:
Net investment income (loss)	(0.06)		(0.11)		(0.10)		(0.00	)(a)	(0.08)		(0.09)
Net realized and unrealized gain (loss)	(0.57)		0.66		4.33		1.86		(0.32)		3.58
Total from investment operations	(0.63)		0.55		4.23		1.86		(0.40)		3.49
Less distributions to shareholders:
Net investment income	—		—		—		(0.03)		—		—
Net realized gains	(0.25)		(1.70)		(2.03)		(0.32)		—		—
Total distributions to shareholders	(0.25)		(1.70)		(2.03)		(0.35)		—		—
Net asset value, end of period	$15.37		$16.25		$17.40		$15.20		$13.69		$14.09
Total return	(3.99%)		3.34%		29.02%		13.87%		(2.84%)		32.92%
Ratios to average net assets(b)
Total gross expenses	2.05	%(c)	2.05%		2.04%		2.08%		2.10%		2.11%
Total net expenses(d)	2.05	%(c)(e)	2.05	%(e)	2.04	%(e)	2.06	%(e)	2.06	%(e)	2.10	%(e)
Net investment income (loss)	(0.76	%)(c)	(0.64%)		(0.58%)		(0.00	)(a)	(0.62%)		(0.77%)
Supplemental data
Net assets, end of period (in thousands)	$12,977		$14,949		$17,203		$16,190		$18,191		$23,321
Portfolio turnover	27%		38%		36%		42%		41%		60%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
18

COLUMBIA SMALL CAP VALUE FUND II

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2015		Year Ended February 28,			Year Ended February 29,	Year Ended February 28,
Class I	(Unaudited)		2015	2014	2013	2012	2011(a)
Per share data
Net asset value, beginning of period	$17.80		$18.78	$16.20	$14.54	$14.87	$11.72
Income from investment operations:
Net investment income (loss)	0.04		0.11	0.11	0.17	0.07	(0.01)
Net realized and unrealized gain (loss)	(0.63)		0.72	4.63	1.99	(0.32)	3.23
Total from investment operations	(0.59)		0.83	4.74	2.16	(0.25)	3.22
Less distributions to shareholders:
Net investment income	—		(0.11)	(0.13)	(0.18)	(0.08)	(0.07)
Net realized gains	(0.25)		(1.70)	(2.03)	(0.32)	—	—
Total distributions to shareholders	(0.25)		(1.81)	(2.16)	(0.50)	(0.08)	(0.07)
Net asset value, end of period	$16.96		$17.80	$18.78	$16.20	$14.54	$14.87
Total return	(3.41%)		4.63%	30.48%	15.31%	(1.64%)	27.55%
Ratios to average net assets(b)
Total gross expenses	0.85	%(c)	0.83%	0.84%	0.86%	0.87%	0.92	%(c)
Total net expenses(d)	0.85	%(c)	0.83%	0.84%	0.86%	0.87%	0.92	%(c)(e)
Net investment income (loss)	0.44	%(c)	0.59%	0.60%	1.18%	0.52%	(0.12	%)(c)
Supplemental data
Net assets, end of period (in thousands)	$2		$2	$4	$23,685	$12,055	$29,390
Portfolio turnover	27%		38%	36%	42%	41%	60%

Notes to Financial Highlights

(a)  Based on operations from September 27, 2010 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
19

COLUMBIA SMALL CAP VALUE FUND II

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2015		Year Ended February 28,						Year Ended February 29,		Year Ended February 28,
Class R	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$17.47		$18.49		$15.98		$14.36		$14.71		$11.01
Income from investment operations:
Net investment income (loss)	(0.02)		(0.02)		(0.01)		0.07		(0.02)		(0.03)
Net realized and unrealized gain (loss)	(0.62)		0.70		4.56		1.96		(0.33)		3.73
Total from investment operations	(0.64)		0.68		4.55		2.03		(0.35)		3.70
Less distributions to shareholders:
Net investment income	—		—		(0.01)		(0.09)		—		—
Net realized gains	(0.25)		(1.70)		(2.03)		(0.32)		—		—
Total distributions to shareholders	(0.25)		(1.70)		(2.04)		(0.41)		—		—
Net asset value, end of period	$16.58		$17.47		$18.49		$15.98		$14.36		$14.71
Total return	(3.76%)		3.86%		29.61%		14.47%		(2.38%)		33.61%
Ratios to average net assets(a)
Total gross expenses	1.55	%(b)	1.55%		1.54%		1.58%		1.60%		1.61%
Total net expenses(c)	1.55	%(b)(d)	1.55	%(d)	1.54	%(d)	1.56	%(d)	1.56	%(d)	1.60	%(d)
Net investment income (loss)	(0.25	%)(b)	(0.14%)		(0.08%)		0.50%		(0.12%)		(0.26%)
Supplemental data
Net assets, end of period (in thousands)	$12,649		$14,594		$17,582		$15,421		$20,081		$27,450
Portfolio turnover	27%		38%		36%		42%		41%		60%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
20

COLUMBIA SMALL CAP VALUE FUND II

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2015		Year Ended February 28,
Class R4	(Unaudited)		2015		2014		2013(a)
Per share data
Net asset value, beginning of period	$18.08		$19.06		$16.42		$14.41
Income from investment operations:
Net investment income	0.02		0.05		0.07		0.08
Net realized and unrealized gain (loss)	(0.64)		0.75		4.69		2.40
Total from investment operations	(0.62)		0.80		4.76		2.48
Less distributions to shareholders:
Net investment income	—		(0.08)		(0.09)		(0.15)
Net realized gains	(0.25)		(1.70)		(2.03)		(0.32)
Total distributions to shareholders	(0.25)		(1.78)		(2.12)		(0.47)
Net asset value, end of period	$17.21		$18.08		$19.06		$16.42
Total return	(3.53%)		4.39%		30.18%		17.60%
Ratios to average net assets(b)
Total gross expenses	1.05	%(c)	1.05%		1.05%		1.11	%(c)
Total net expenses(d)	1.05	%(c)(e)	1.05	%(e)	1.05	%(e)	1.06	%(c)
Net investment income	0.25	%(c)	0.28%		0.38%		1.73	%(c)
Supplemental data
Net assets, end of period (in thousands)	$24,711		$30,000		$14,479		$3
Portfolio turnover	27%		38%		36%		42%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
21

COLUMBIA SMALL CAP VALUE FUND II

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2015		Year Ended February 28,
Class R5	(Unaudited)		2015	2014	2013(a)
Per share data
Net asset value, beginning of period	$18.09		$19.07	$16.42	$14.41
Income from investment operations:
Net investment income	0.04		0.09	0.09	0.09
Net realized and unrealized gain (loss)	(0.65)		0.73	4.71	2.39
Total from investment operations	(0.61)		0.82	4.80	2.48
Less distributions to shareholders:
Net investment income	—		(0.10)	(0.12)	(0.15)
Net realized gains	(0.25)		(1.70)	(2.03)	(0.32)
Total distributions to shareholders	(0.25)		(1.80)	(2.15)	(0.47)
Net asset value, end of period	$17.23		$18.09	$19.07	$16.42
Total return	(3.47%)		4.51%	30.43%	17.63%
Ratios to average net assets(b)
Total gross expenses	0.90	%(c)	0.89%	0.89%	0.92	%(c)
Total net expenses(d)	0.90	%(c)	0.89%	0.89%	0.92	%(c)
Net investment income	0.41	%(c)	0.49%	0.51%	1.87	%(c)
Supplemental data
Net assets, end of period (in thousands)	$16,692		$14,349	$15,640	$3
Portfolio turnover	27%		38%	36%	42%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
22

COLUMBIA SMALL CAP VALUE FUND II

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2015		Year Ended February 28,
Class Y	(Unaudited)		2015	2014	2013(a)
Per share data
Net asset value, beginning of period	$18.12		$19.10	$16.44	$14.43
Income from investment operations:
Net investment income	0.04		0.10	0.10	0.09
Net realized and unrealized gain (loss)	(0.64)		0.72	4.72	2.40
Total from investment operations	(0.60)		0.82	4.82	2.49
Less distributions to shareholders:
Net investment income	—		(0.10)	(0.13)	(0.16)
Net realized gains	(0.25)		(1.70)	(2.03)	(0.32)
Total distributions to shareholders	(0.25)		(1.80)	(2.16)	(0.48)
Net asset value, end of period	$17.27		$18.12	$19.10	$16.44
Total return	(3.41%)		4.53%	30.52%	17.66%
Ratios to average net assets(b)
Total gross expenses	0.85	%(c)	0.85%	0.84%	0.87	%(c)
Total net expenses(d)	0.85	%(c)	0.85%	0.84%	0.87	%(c)
Net investment income	0.45	%(c)	0.56%	0.53%	1.92	%(c)
Supplemental data
Net assets, end of period (in thousands)	$117,650		$112,949	$27,955	$3
Portfolio turnover	27%		38%	36%	42%

Notes to Financial Highlights

(a)  Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
23

COLUMBIA SMALL CAP VALUE FUND II

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended August 31, 2015		Year Ended February 28,						Year Ended February 29,		Year Ended February 28,
Class Z	(Unaudited)		2015		2014		2013		2012		2011
Per share data
Net asset value, beginning of period	$17.78		$18.77		$16.19		$14.54		$14.87		$11.11
Income from investment operations:
Net investment income	0.02		0.06		0.07		0.15		0.05		0.03
Net realized and unrealized gain (loss)	(0.63)		0.72		4.64		1.97		(0.33)		3.78
Total from investment operations	(0.61)		0.78		4.71		2.12		(0.28)		3.81
Less distributions to shareholders:
Net investment income	—		(0.07)		(0.10)		(0.15)		(0.05)		(0.05)
Net realized gains	(0.25)		(1.70)		(2.03)		(0.32)		—		—
Total distributions to shareholders	(0.25)		(1.77)		(2.13)		(0.47)		(0.05)		(0.05)
Net asset value, end of period	$16.92		$17.78		$18.77		$16.19		$14.54		$14.87
Total return	(3.53%)		4.39%		30.26%		15.02%		(1.84%)		34.31%
Ratios to average net assets(a)
Total gross expenses	1.05	%(b)	1.05%		1.04%		1.08%		1.11%		1.11%
Total net expenses(c)	1.05	%(b)(d)	1.05	%(d)	1.04	%(d)	1.06	%(d)	1.06	%(d)	1.10	%(d)
Net investment income	0.24	%(b)	0.36%		0.42%		1.01%		0.40%		0.23%
Supplemental data
Net assets, end of period (in thousands)	$1,080,381		$1,273,117		$1,438,322		$1,140,319		$1,230,960		$1,276,673
Portfolio turnover	27%		38%		36%		42%		41%		60%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
24

COLUMBIA SMALL CAP VALUE FUND II

NOTES TO FINANCIAL STATEMENTS

August 31, 2015 (Unaudited)

Note 1. Organization

Columbia Small Cap Value Fund II (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class R, Class R4, Class R5, Class Y and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure.

The Fund is closed to new investors and new accounts, subject to certain limited exceptions.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within one year after purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund's prospectus.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund's prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class Y shares are not subject to sales charges and are generally available only to certain retirement plans as described in the Fund's prospectus.

Class Z shares are not subject to sales charges and are available only to eligible investors, which are subject to different investment minimums as described in the Fund's prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no

Semiannual Report 2015
25

COLUMBIA SMALL CAP VALUE FUND II

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2015 (Unaudited)

sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees (the Board), including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition,

investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds, other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund's management. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Semiannual Report 2015
26

COLUMBIA SMALL CAP VALUE FUND II

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2015 (Unaudited)

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In May 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2015-07, Fair Value Measurement (Topic 820),

Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). ASU No. 2015-07 changes the disclosure requirements for investments for which fair value is measured using the net asset value per share practical expedient. The disclosure requirements are effective for annual periods beginning after December 15, 2015 and interim periods within those fiscal years. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Other Transactions with Affiliates

Management Fees

Effective July 1, 2015, the Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.87% to 0.75% as the Fund's net assets increase. The annualized effective management services fee rate for the six months ended August 31, 2015 was 0.82% of the Fund's average daily net assets.

Prior to July 1, 2015, the Fund paid the Investment Manager an annual fee for advisory services under an Investment Management Services Agreement and a separate annual fee for administrative and accounting services under an Administrative Services Agreement. For the period from March 1, 2015 through June 30, 2015, the investment advisory services fee paid to the Investment Manager was $4,226,817, and the administrative services fee paid to the Investment Manager was $425,209.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended August 31, 2015,

Semiannual Report 2015
27

COLUMBIA SMALL CAP VALUE FUND II

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2015 (Unaudited)

other expenses paid by the Fund to this company were $1,790.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these Board members may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Transactions with Affiliated Funds

For the year ended August 31, 2015, the Fund engaged in purchase and/or sales transactions with funds that have a common investment manager (or affiliated investment managers), common directors/trustees, and/or common officers. Those sale transactions complied with provisions of Rule 17a-7 under the 1940 Act and were $45,421,849. The sale transactions resulted in a net realized gain of $8,849,066.

Transfer Agency Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent.

The Transfer Agent receives a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Transfer Agent also receives sub-transfer agency fees based on a percentage of the average aggregate value of the Fund's shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to Class R5 shares. Class I and Class Y shares do not pay transfer agency fees.

For the six months ended August 31, 2015, the Fund's annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.21%
Class B	0.21
Class C	0.21
Class R	0.21
Class R4	0.21
Class R5	0.05
Class Z	0.21

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class's initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended August 31, 2015, these minimum account balance fees reduced total expenses of the Fund by $40.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net

Semiannual Report 2015
28

COLUMBIA SMALL CAP VALUE FUND II

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2015 (Unaudited)

assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee at the maximum annual rate of 0.25% of the average daily net assets attributable to Class B and Class C shares of the Fund and the payment of a monthly distribution fee at the maximum annual rate of 0.75%, 0.75% and 0.50% of the average daily net assets attributable to Class B, Class C and Class R shares of the Fund, respectively.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $1,149 for Class A and $8 for Class C shares for the six months ended August 31, 2015.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the annual rates of:

	Contractual Expense Cap July 1, 2015 Through June 30, 2016	Voluntary Expense Cap Prior to July 1, 2015
Class A	1.36%	1.38%
Class B	2.11	2.13
Class C	2.11	2.13
Class I	0.95	0.98
Class R	1.61	1.63
Class R4	1.11	1.13
Class R5	1.00	1.03
Class Y	0.95	0.98
Class Z	1.11	1.13

The contractual agreement may be modified or amended only with approval from all parties. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, extraordinary expenses and other expenses the exclusion of which is specifically approved by the Board. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At August 31, 2015, the cost of investments for federal income tax purposes was approximately $1,168,401,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$393,258,000
Unrealized depreciation	(45,508,000)
Net unrealized appreciation	$347,750,000

Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund has elected to treat late-year ordinary losses of $783,686 and post-October capital losses of $0 at February 28, 2015 as arising on March 1, 2015.

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $427,109,275 and $576,035,062, respectively, for the six months ended August 31, 2015. The amount of purchase and sale

Semiannual Report 2015
29

COLUMBIA SMALL CAP VALUE FUND II

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2015 (Unaudited)

activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $550 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended August 31, 2015.

Note 8. Significant Risks

Financial Sector Risk

The Fund may be more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry. Performance of such companies may be affected by competitive pressures and exposure to investments or agreements that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.

Shareholder Concentration Risk

At August 31, 2015, two unaffiliated shareholders of record owned 41.5% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at

Semiannual Report 2015
30

COLUMBIA SMALL CAP VALUE FUND II

NOTES TO FINANCIAL STATEMENTS (continued)

August 31, 2015 (Unaudited)

http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2015
31

COLUMBIA SMALL CAP VALUE FUND II

INTERIM APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Small Cap Value Fund II (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

The Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considered the renewal of the IMS Agreement for a two-month period (Short-Term Period) in order to align the IMS Agreement with the review cycle of other funds in the Columbia family of funds. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2015, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel, and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its April 13-15, 2015 in-person Board meeting (the April Meeting), considered the renewal of the IMS Agreement for the Short-Term Period. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement for the Short-Term Period.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management. The Independent Trustees noted the information they received concerning Columbia Management's ability to retain its key portfolio management personnel. In evaluating the quality of services provided under the IMS Agreement and the Fund's Administrative Services Agreement, the Independent Trustees also took into account the organization and strength of the Fund's and its service providers' compliance programs. In addition, the Board also reviewed the financial condition of Columbia Management (and its affiliates) and each entity's ability to carry out its responsibilities under the IMS Agreement and the Fund's other services agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of the IMS Agreement for the Short-Term Period.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that the services being performed by Columbia Management and its affiliates were acceptable for the Short-Term Period.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that for purposes of approving the IMS Agreement for the Short-Term Period, the Fund's performance was acceptable.

Semiannual Report 2015
32

COLUMBIA SMALL CAP VALUE FUND II

INTERIM APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT (continued)

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Management's profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the same comparison universe of the Fund).

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. For purposes of approving the IMS Agreement for the Short-Term Period, the Board concluded that the investment management service fees were fair and reasonable, observing that the profitability levels also seemed reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Independent Trustees took into account that IMS fees decline as Fund assets exceed various breakpoints.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that, for purposes of its consideration of the renewal of the IMS Agreement for the Short-Term Period, the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. The Board noted its understanding that it would undertake the full consideration of renewal of the IMS Agreement for the full annual period at its June 2015 meetings. On April 15, 2015, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement for the Short-Term Period.

Semiannual Report 2015
33

COLUMBIA SMALL CAP VALUE FUND II

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager, and together with its global affiliates, Columbia Threadneedle), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Small Cap Value Fund II (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March, April and June 2015, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March, April and June were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials were revised to reflect discussion and subsequent requests made by the Board representatives. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its June 15-17, 2015 in-person Board meeting (the June Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its organization, expertise, resources and capabilities.

The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the restructured leadership in the Chief Investment Officer's organization, the strengthening of the investment research department, the solidifying of the Global Asset Management initiative and the restructured investment risk management organization. The Board also noted the broad scope of services provided by Columbia Management to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Management's ability to attract and retain key portfolio management personnel.

In connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management, recalling the information it received highlighting achievements in 2014 in the performance of administrative services. In evaluating the quality of services provided under the IMS Agreement and the Fund's Administrative Services Agreement, the Independent Trustees also took into account the organization and strength of the Fund's and its service providers' compliance programs. In addition, the Board reviewed the financial condition of Columbia Management and its affiliates and each entity's ability to carry out its responsibilities under the IMS Agreement and the Fund's other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board took into account the proposed combination of the forms of IMS Agreements

Semiannual Report 2015
34

COLUMBIA SMALL CAP VALUE FUND II

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT (continued)

and Administrative Services Agreements into a single form of agreement with the combined form reflecting no proposed change in services or fees. Given no material change, the Trustees agreed to the combined form, to be effective upon each Fund's next annual update. The Board concluded that the services being performed under the IMS Agreement and the Administrative Services Agreement were of a reasonably high quality.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance met expectations.

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Management's profitability.

The Board considered the reports of its independent fee consultant, JDL, which assisted in its analysis of the Funds' performance and expenses, and JDL's conclusion that the effective investment management fee rate for the Fund remains within a reasonable range. The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that the total expense ratio of the Fund is generally no higher than the median expense ratio of funds in the same comparison universe of the Fund). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) was below the peer universe's median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Management and Ameriprise from managing, operating and distributing the Funds. The Board took into account JDL's conclusion that 2014 Columbia Management profitability was reasonable. It also considered that Columbia Management generated 2014 profitability that only moderately exceeded 2013 levels. It was further observed that, based on information presented, 2014 overall profitability is in line with profitability levels of industry competitors. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that IMS fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.

Semiannual Report 2015
35

COLUMBIA SMALL CAP VALUE FUND II

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT (continued)

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the investment management services fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 17, 2015, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Semiannual Report 2015
36

COLUMBIA SMALL CAP VALUE FUND II

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedle.com/us; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2015
37

Columbia Small Cap Value Fund II

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to columbiathreadneedle.com/us. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2015 Columbia Management Investment Advisers, LLC.

columbiathreadneedle.com/us

SAR230_02_E01_(10/15)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)         The registrant’s “Schedule I — Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)         Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	October 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	October 26, 2015

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	October 26, 2015